As filed with the Securities and Exchange Commission on April 25, 2013

Registration Nos. 333-175480 and 811-04844

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C.  20549

FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

Pre-Effective Amendment Number	☐
Post-Effective Amendment Number: 2	☒

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

Amendment Number: 94	☒

(Check appropriate box or boxes)

Separate Account I of Integrity Life Insurance Company

(Exact Name of Registrant)

Integrity Life Insurance Company

(Name of Depositor)

400 Broadway, Cincinnati, Ohio 45202

(Address of Depositor’s Principal Executive Offices) (Zip Code)

(513) 629-1854

(Depositor’s Telephone Number, including Area Code)

The Western and Southern Life Insurance Company

(Name of Guarantor)

400 Broadway, Cincinnati, Ohio 45202

(Address of Guarantor’s Principal Executive Offices)  (Zip Code)

(513) 629-1854

(Guarantor’s Telephone Number, including Area Code)

Rhonda S. Malone, Esq.

Counsel — Securities

Western & Southern Financial Group, Inc.

400 Broadway, Cincinnati, Ohio  45202

(Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering:  Continuous

It is proposed that this filing will become effective (check appropriate box)

☐            immediately upon filing pursuant to paragraph (b) of Rule 485

☒          on May 1, 2013 pursuant to paragraph (b) of Rule 485

☐            60 days after filing pursuant to paragraph (a)(1) of Rule 485

☐            on (date) pursuant to paragraph (a)(1) of Rule 485

☐            75 days after filing pursuant to paragraph (a)(2) of Rule 485

☐            on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

☐            This post-eff amendment designates a new effective date for a previously filed post-eff amendment.

Title of Securities Being Registered:  Flexible Premium Variable Annuity

Pinnacle (on or before April 30, 1998)

Pinnacle III (May 1, 1998 to July 15, 2001; only version sold in Oregon)

Pinnacle IV (July 16, 2001 to April 30, 2007)

Pinnacle V (May 1, 2007 to December 31, 2011)

May 1, 2013

Integrity Life Insurance Company

Separate Account I of Integrity Life Insurance Company

This prospectus describes the Pinnacle flexible premium variable annuity contracts and the Investment Options available under the contracts. This prospectus contains information about Separate Account I of Integrity Life Insurance Company (Separate Account I) and the contract that you should know before investing.  You should read this prospectus and any supplements, and retain them for future reference.

The Securities and Exchange Commission (SEC) has not approved or disapproved these securities or determined that this prospectus is adequate.  Any representation to the contrary is a criminal offense.

A registration statement relating to these contracts that includes a Statement of Additional Information (SAI) dated May 1, 2013, material incorporated by reference and other information about Separate Account I and Integrity Life Insurance Company, has been filed with the SEC (file numbers 811-04844 and 333-175480).  The SAI is incorporated by reference into this prospectus.  A free copy of the SAI is available by sending in the form on the last page of this prospectus, or by writing or calling our Administrative Office listed in the glossary.  The table of contents for the SAI is at the end of Part 9 of this prospectus.

You can review and copy information about this annuity contract at the SEC’s Public Reference Room in Washington, D.C.  For hours of operation of this Public Reference Room, please call 202-551-8090.  You also may obtain information about the annuity contract on the SEC’s Internet site at http://www.sec.gov.  Copies of that information are also available, after paying a duplicating fee, by writing the SEC’s Public Reference Section, 100 F. Street NE, Washington, D.C. 20549-0102.

This prospectus does not constitute an offering in any jurisdiction where such offering may not lawfully be made.  No person is authorized to make any representations in connection with this offering other than those contained in this prospectus.

This annuity is not a bank product and is not an obligation of, nor guaranteed by, the financial institution where it is offered.  It is not insured by the FDIC, NCUSIF or other federal entity.  It is subject to investment risks, including possible loss of the principal amount invested.

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You may invest your contributions in any of the Investment Options listed below.  Please note that if you elect certain riders, not all Investment Options are available.  See Part 6, “Optional Benefits.”

BlackRock Variable Series Funds, Inc., Class III	INVESCO (AIM) Variable Insurance Funds, Series II
BlackRock Capital Appreciation V.I. Fund	Invesco V.I. American Franchise Fund
BlackRock Global Allocation V.I. Fund	Invesco V.I. American Value Fund
Invesco V.I. Comstock Fund
Columbia Funds Variable Portfolios	Invesco V.I. International Growth Fund
Columbia VP — Mid Cap Value Opportunity, Class 1
Columbia VP — Small Cap Value Fund, Class 2	(Morgan Stanley) The Universal Institutional Funds, Inc., Class II
Morgan Stanley UIF Emerging Markets Debt Portfolio
DWS Investments VIT Funds, Class B	Morgan Stanley UIF Emerging Markets Equity Portfolio
DWS Small Cap Index VIP Fund	Morgan Stanley UIF U.S. Real Estate Portfolio

Fidelity® Variable Insurance Products, Service Class 2	Northern Lights Variable Trust, Class 3
Fidelity VIP Asset Manager Portfolio	TOPS® Managed Risk Moderate Growth ETF Portfolio
Fidelity VIP Balanced Portfolio
Fidelity VIP Contrafund® Portfolio	PIMCO Variable Insurance Trust, Advisor Class
Fidelity VIP Disciplined Small Cap Portfolio	PIMCO VIT All Asset Portfolio
Fidelity VIP Equity-Income Portfolio	PIMCO VIT CommodityRealReturn® Strategy Portfolio
Fidelity VIP Freedom 2010 Portfolio	PIMCO VIT Long-Term U.S. Government Portfolio
Fidelity VIP Freedom 2015 Portfolio	PIMCO VIT Low Duration Portfolio
Fidelity VIP Freedom 2020 Portfolio	PIMCO VIT Real Return Portfolio
Fidelity VIP Freedom 2025 Portfolio	PIMCO VIT Total Return Portfolio
Fidelity VIP Freedom 2030 Portfolio
Fidelity VIP Growth Portfolio	Rydex Variable Trust (Guggenheim Variable Insurance Funds)
Fidelity VIP High Income Portfolio	Guggenheim VT Global Managed Futures Strategy Fund
Fidelity VIP Index 500 Portfolio	Guggenheim VT Multi-Hedge Strategies Fund
Fidelity VIP Investment Grade Bond Portfolio	Guggenheim VT U.S. Long Short Momentum Fund
Fidelity VIP Mid Cap Portfolio
Fidelity VIP Overseas Portfolio	Touchstone® Variable Series Trust
Touchstone VST Baron Small Cap Growth Fund
Franklin Templeton VIP Trust, Class 2	Touchstone VST Core Bond Fund
Franklin Growth and Income Securities Fund	Touchstone VST High Yield Fund
Franklin Income Securities Fund	Touchstone VST Large Cap Core Equity Fund
Franklin Large Cap Growth Securities Fund	Touchstone VST Mid Cap Growth Fund
Franklin Small Cap Value Securities Fund	Touchstone VST Money Market Fund
Mutual Shares Securities Fund	Touchstone VST Third Avenue Value Fund
Templeton Foreign Securities Fund	Touchstone VST Aggressive ETF Fund
Templeton Global Bond Securities Fund	Touchstone VST Conservative ETF Fund
Templeton Growth Securities Fund	Touchstone VST Enhanced ETF Fund
Touchstone VST Moderate ETF Fund

Fixed Accounts
Guaranteed Rate Options
Systematic Transfer Options

iShares® and Blackrock® are registered trademarks of BlackRock, Inc. and its affiliates (BlackRock).  All other trademarks, service marks or registered trademarks are the property of their respective owners.  BlackRock’s only relationship to Integrity is the licensing of certain trademarks and trade names of BlackRock.  Integrity’s variable annuities and Touchstone ETF Funds are not sponsored, endorsed, sold or promoted by BlackRock.  BlackRock makes no representations or warranties to the owners of Integrity’s variable annuities or any member of the public regarding the advisability of investing in them or the iShares Funds.  BlackRock has no obligation or liability in connection with the operation, marketing, sale or trading of Integrity’s variable annuities.

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3

Maximum Retirement Date and Annuity Benefit	46
Annuity Benefit Payments	47
Timing of Payment	47
How You Make Requests and Give Instructions	47
Part 6 — Optional Benefits	47
Guaranteed Lifetime Income Advantage Rider (available from Feb. 25, 2008 to Dec. 31, 2011)	48
Guaranteed Minimum Withdrawal Benefit (GMWB) (available from May 1, 2007 to Feb. 24, 2008)	56
Guaranteed Return Plus Rider (available from June 26, 2006 to November 24, 2008)	63
Enhanced Earnings Benefit Rider (EEB)	65
Part 7 — Voting Rights	66
How Portfolio Shares Are Voted	66
How We Determine Your Voting Shares	67
Part 8 — Tax Aspects of the Contract	67
Introduction	67
Your Contract is an Annuity	67
Taxation of Annuities Generally	68
Tax Treatment of Living Benefits	69
Tax-Favored Retirement Programs	69
Federal and State Income Tax Withholding	70
Tax Status of the Company	70
Transfers Among Investment Options	70
Part 9 — Additional Information	71
Systematic Withdrawal Program	71
Income Plus Withdrawal Program	71
Choices Plus Required Minimum Distribution (RMD) Program	71
Dollar Cost Averaging Program	72
Systematic Transfer Program	72
Customized Asset Rebalancing Program	73
Systematic Contributions Program	73
Legal Proceedings	74
Table of Contents of Statement of Additional Information	74
Appendices	75
Appendix A — Financial Information for Separate Account I of Integrity	75
Appendix B — Withdrawal Charge Examples	109
Appendix C — Illustration of a Market Value Adjustment	111
Appendix D — Parties to the Contract and Guide to Spousal Continuation	114
Appendix E — Illustration of Guaranteed Lifetime Income Advantage	116
Appendix F — Illustration of Enhanced Earnings Benefit (EEB)	122
Appendix G — Total Annual Portfolio Operating Expense Table	123

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GLOSSARY

Account Value - the value of your contract, which consists of the values of your Investment Options added together.

Adjusted Account Value - your Account Value increased or decreased by any Market Value Adjustment made to your Guaranteed Rate Options.

Administrative Office - Integrity Life Insurance Company, 400 Broadway, Cincinnati, Ohio 45202-3341.  You may also call us at 1-800-325-8583.  You are required to use this Administrative Office address to make requests and give instructions about your annuity contract.

Annuitant - the person whose life is used to determine the Maximum Retirement Date and the amount of the Annuity Benefit and whose death triggers the payment of the Death Benefit.  The Annuitant must be a human being, and cannot be changed after the Contract Date.

Annuity Benefit - periodic payments beginning on your Retirement Date that you may elect instead of a lump sum.

Business Day - any day that the New York Stock Exchange is open.

Contract Anniversary - occurs once annually on the same day as the Contract Date.

Contract Date - the date we issue you the annuity contract.  It is shown on the schedule page of your contract.

Contract Year - a year that starts on your Contract Date or any Contract Anniversary.

Death Benefit - benefit paid to the Annuitant’s beneficiary after the death of the Annuitant.

Death Benefit Date - the Business Day we receive an original certified death certificate and our death claim forms in Good Order, including the beneficiary’s election of form of payment.

Distribution on Death - a distribution paid to the owner’s beneficiary after the death of the owner.

Enhanced Earnings Benefit (EEB) - an optional Death Benefit.

Fixed Accounts - Guaranteed Rate Options and the Systematic Transfer Option.

Free Withdrawal Amount - the amount you may withdraw in any Contract Year without paying a withdrawal charge.

General Account - the account that contains all of our assets other than those held in separate accounts.

Good Order - complete information we require to process your application, claim or any request.

Guaranteed Lifetime Income Advantage (GLIA) - an optional benefit that guarantees lifetime payments will be available for withdrawal.

GLIA Investment Strategies - Investment Strategies available for contributions under the GLIA Rider.

Guaranteed Minimum Withdrawal Benefit (GMWB) - an optional benefit that guarantees you can withdraw a certain amount each Contract Year as long as the Rider is in effect and you limit your withdrawals to the amount available under the Rider.

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Guaranteed Withdrawal Balance (GWB) - is the total amount we guarantee to be available for withdrawals while the Rider is in effect.  The initial GWB is equal to your initial contribution.

Adjusted Guaranteed Withdrawal Balance - The Adjusted GWB is the GWB at the end of the prior annual processing date, plus any additional contributions you made during the current Contract Year.

Guaranteed Rate Option (GRO) - a Fixed Account that offers Guarantee Periods with fixed annual effective interest rates.

Guarantee Period - the length of time from the date of your contribution into a GRO until the GRO matures.

Market Value Adjustment (MVA) - an upward or downward adjustment made to the value of your GRO if you make withdrawals or transfers from the GRO, or elect an Annuity Benefit, before the end of the Guarantee Period.

Guaranteed Return Plus - an optional guaranteed minimum accumulation benefit that guarantees the future value of amounts contributed to a Guaranteed Return Plus Investment Option for a specified period.

Guaranteed Return Plus Investment Option - Investment Options available for Contributions to the Guaranteed Return Plus Rider.

Investment Options - Variable Account Options and Fixed Accounts, collectively.

Maximum Retirement Date - the last Annuitant’s 100th birthday, which is the latest date you can begin your Annuity Benefit or receive a lump sum payment.

Nonqualified Annuity - an annuity that is not a Qualified Annuity.

Payment Base - the larger of your Bonus Base or your Step-Up Base.

Bonus Base - until a Bonus is applied, the Bonus Base is the Account Value on the date you purchase the GLIA Rider, plus additional Contributions, less Adjusted Nonguaranteed Withdrawals.  After a Bonus is applied (but before a subsequent Bonus), your Bonus Base is equal to the Bonus Base immediately before the Bonus is applied, plus the Bonus amount, plus additional Contributions received after the date of the Bonus; less Adjusted Nonguaranteed Withdrawals taken after the date of the Bonus.

Step-Up Base - until a Step-Up is applied, the Step-Up Base is the Account Value on the date you purchase the GLIA Rider, plus additional Contributions, less Adjusted Nonguaranteed Withdrawals.  After a Step-Up is applied (but before a subsequent Step-Up), the Step-Up Base is equal to the Step-Up Base immediately before the Step-Up is applied, plus the Step-Up amount, plus additional Contributions received after the date of the Step-Up, less Adjusted Nonguaranteed Withdrawals taken after the date of the Step-Up.

Portfolio - a mutual fund in which a Variable Account Option invests.

Qualified Annuity - an annuity contract that qualifies under the Tax Code as an Individual Retirement Annuity that meets the requirements of Section 408 or 408A of the Tax Code or an annuity contract purchased under a retirement plan that receives favorable tax treatment under Section 401, 403, 457 or similar provisions of the Tax Code.

Retirement Date - any date before the Maximum Retirement Date that you choose to begin taking your Annuity Benefit.

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Rider - a supplement to your contract or additional feature that provides an optional benefit at an additional cost.

Separate Account - Separate Account I of Integrity Life Insurance Company.

Surrender Value - your Adjusted Account Value reduced by any withdrawal charge, pro rata annual administrative charges and optional benefit charges.

Systematic Transfer Options (STOs) - Fixed Accounts that accept new contributions, which must be transferred from the STO into Variable Account Options within either a six-month or a one-year period.  The STOs provide a guaranteed fixed interest rate that is effective for the STO period selected.

Tax Code - the Internal Revenue Code of 1986, as amended, or any corresponding provisions of subsequent United States revenue laws, and applicable regulations of the Internal Revenue Service.

Unit - measure of your ownership interest in a Variable Account Option.

Unit Value - value of each Unit calculated on any Business Day.

Variable Account Options - Investment Options available to you under the contract, other than the Fixed Accounts.  Each Variable Account Option invests in a corresponding Portfolio with the same name.

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Part 1 — Fees and Expense Tables and Summary

The following tables describe the fees and expenses that you will pay when buying, owning, withdrawing from and surrendering the contract.

The first table describes the fees and expenses that you will pay at the time you buy the contract, withdraw from or surrender the contract, or transfer value among Investment Options.  State premium tax may also be deducted.(1)

Contract Owner Transaction Expenses

Pinnacle V (May 1, 2007 to December 31, 2011)

Maximum Deferred Sales Load (Withdrawal Charge) as a percentage of contributions(2)	8%
Transfer Charge (for each transfer after 12 transfers in one Contract Year)(3)	$20

Pinnacle IV (July 16, 2001 to April 30, 2007)

Maximum Deferred Sales Load (Withdrawal Charge) as a percentage of contributions(2)	8%
Transfer Charge (for each transfer after 12 transfers in one Contract Year)(3)	$20

Pinnacle III (May 1, 1998 to July 15, 2001)

Maximum Deferred Sales Load (Withdrawal Charge) as a percentage of contributions(2)	8%
Transfer Charge (for each transfer after 12 transfers in one Contract Year)(3)	$20

Pinnacle (January 1, 1997 to April 30, 1998)

Maximum Deferred Sales Load (Withdrawal Charge) as a percentage of contributions(2)	8%
Transfer Charge (for each transfer after 12 transfers in one Contract Year)(3)	$20

Pinnacle (on or before December 31, 1996)

Maximum Deferred Sales Load (Withdrawal Charge) as a percentage of contributions(2)	7%
Transfer Charge (for each transfer after 12 transfers in one Contract Year)(3)	$20

The following tables describe the fees and expenses that you will pay periodically during the time that you own the contract, not including total annual portfolio operating expenses.

Annual Administrative Charge

Annual Administrative Charge(4)	$30

(1)  State premium taxes currently range from 0 to 3.5%.

(2)  Withdrawal charges decrease based on the age of each contribution.  See Part 4.

(3)  This charge does not apply to transfers made in the Dollar Cost Averaging, Customized Asset Rebalancing, or Systematic Transfer programs.

(4)  This charge will be waived if the Account Value is at least $50,000 on the last day of the Contract Year.

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Separate Account Annual Expenses as a percentage of value charged

Pinnacle V (February 25, 2008 to December 31, 2011)	Maximum Charge	Current Charge
Mortality and Expense Risk Charge (assessed on value in Variable Account Options)	1.55%	1.55%
Optional Enhanced Earnings Benefit Charge (assessed on Account Value; charge shown is for Annuitants age 70-79(5), (6))	0.50%	0.50%
Optional Guaranteed Lifetime Income Advantage — Individual Rider Charge (assessed on the Payment Base(6), (7))	1.20%	0.90%
Optional Guaranteed Lifetime Income Advantage — Spousal Rider Charge (assessed on the Payment Base(6), (7))	1.60%	1.15%
Optional Guaranteed Return Plus Rider Charge (assessed on amount allocated to Guaranteed Return Plus Investment Options(6)) (available only from February 25, 2008 to November 24, 2008)	0.60%	0.60%
Highest Possible Total Separate Account Annual Expenses(8)	3.15%	2.70%

Pinnacle V (May 1, 2007 to February 24, 2008)	Maximum Charge	Current Charge
Mortality and Expense Risk Charge (assessed on value in Variable Account Options)	1.55%	1.55%
Optional Enhanced Earnings Benefit Charge (assessed on Account Value; charge shown is for Annuitants age 70-79(5), (6))	0.50%	0.50%
Optional Guaranteed Minimum Withdrawal Benefit Charge (assessed based on the Adjusted Guaranteed Withdrawal Balance(6))	1.20%	0.60%
Optional Guaranteed Return Plus Rider Charge (assessed on amount allocated to Guaranteed Return Plus Investment Options (6))	0.60%	0.60%
Highest Possible Total Separate Account Annual Expenses(9)	2.75%	2.15%

Pinnacle IV (July 16, 2001 to April 30, 2007)	Maximum Charge
Mortality and Expense Risk Charge (assessed on value in Variable Account Options)	1.45%
Optional Enhanced Earnings Benefit Charge (assessed on Account Value; charge shown is for Annuitants age 70-79(5),(6))	0.50%
Optional Guaranteed Return Plus Rider Charge (assessed on amount allocated to Guaranteed Return Plus Investment Options(6)) (available only from June 26, 2006 to April 30, 2007)	0.60%
Highest Possible Total Separate Account Annual Expenses(10)	2.05%

(5)  Charge is based on the Annuitant’s age on the Contract Date:

Age	Charge at annual effective rate
59 or less	0.20%
60-69	0.40%
70-79	0.50%

(6)  See Part 6.

(7)  The current charge for the Optional Guaranteed Lifetime Income Advantage — Individual Rider Charge was 0.60% and the Spousal Rider Charges was 0.90% from 2-25-08 to 2-28-09; the maximum charge was the same.

(8)  You may elect only one of the optional benefits: Enhanced Earnings Benefit, Individual, or Spousal Guaranteed Lifetime Income Advantage, or Guaranteed Return Plus.  Therefore the highest possible total separate account annual expenses reflect the election of the optional Guaranteed Lifetime Income Advantage — Spousal Rider.  The charge provided is as of the Contract Date.

(9)  You may elect only one of these optional benefits: Enhanced Earnings Benefit, Guaranteed Minimum Withdrawal Benefit or Guaranteed Return Plus.  Therefore the highest possible total separate account annual expenses reflect the election of the optional. Guaranteed Minimum Withdrawal Benefit Rider. The charge provided is as of the Contract Date.

(10)  You may elect only one of these optional benefits: Enhanced Earnings Benefit or Guaranteed Return Plus.  Therefore, the highest possible total separate account annual expenses reflect the election of the optional. Guaranteed Return Plus Rider.

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Pinnacle III (May 1, 1998 to July 15, 2001)	Maximum Charge
Mortality and Expense Risk Charge (assessed on value in Variable Account Options)	1.35%

Pinnacle (on or before April 30, 1998)	Maximum Charge
Mortality and Expense Risk Charge (assessed on value in Variable Account Options)	1.35%

The next item shows the minimum and maximum total operating expenses charged by the Portfolios that you may pay periodically during the time you own the contract.  More detail concerning each Portfolio’s fees and expenses is contained in the prospectus for each Portfolio

Minimum: 0.35%                     Maximum: 2.35%

See Appendix G for a detailed Total Annual Portfolio Operating Expense Table.

We have entered into agreements with the investment advisors and/or distributors of each of the Portfolios.  Under the terms of these agreements, we will provide administrative, marketing and distribution services to the Portfolios.  The Portfolios or their investment advisors or distributors pay us fees equal to an annual rate ranging from 0.05% to 0.45% of the average daily net assets invested by the Variable Account Options in the Portfolios.  These fees may be paid by the investment advisors from the investment advisors’ assets or from the Portfolios under plans adopted by the Portfolios pursuant to Rule 12b-1 under the Investment Company Act of 1940 (1940 Act.)  In addition, we may receive marketing allowances from investment advisors to support training and distribution efforts.

Examples

The examples that follow are intended to help you compare the cost of investing in this contract with the cost of investing in other variable annuity contracts.  Each example assumes that you invest $10,000 in the contract for the time period indicated.  Each example also assumes that your investment has a 5% return each year.  Your actual costs may be higher or lower.

The following example includes the withdrawal charge, the annual administrative charge, the mortality and expense risk charge, and the maximum Portfolio operating expenses.  The cost of optional Riders is not included and if it was, the cost would be higher.  Based on these assumptions, your costs would be:

For Pinnacle V (May 1, 2007 to December 31, 2011):

Highest Cost Example using Maximum Charge for Highest Cost Rider

The following example includes the withdrawal charge, the annual administrative charge, the mortality and expense risk charge and the maximum Portfolio operating expenses (2.35%), plus the maximum cost of the Guarantee Lifetime Income Advantage (GLIA) Spousal Rider, where the younger Annuitant is age 65 on the Contract Date.  If the current cost of the GLIA Spousal Rider was used, the total cost would be less than indicated in this example.  Based on these assumptions, your costs would be:

If you surrender your contract at the end of the applicable period:

1 year	3 years	5 years	10 years
$1,404	$2,418	$3,443	$6,141

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If you keep your contract in force or select an Annuity Benefit (period periodic payments beginning on your Retirement Date) with a life contingency at the end of the applicable:

1 year	3 years	5 years	10 years
$604	$1,818	$3,043	$6,141

Highest Cost Example with No Riders

The following example includes the withdrawal charge, the annual administrative charge, the mortality and expense risk charge, and the maximum Portfolio operating expenses (2.35%).  The cost of optional Riders is not included.  Based on these assumptions, your costs would be:

If you surrender your contract at the end of the applicable period:

1 year	3 years	5 years	10 years
$1,236	$1,915	$2,605	$4,477

If you keep your contract in force or select an Annuity Benefit with a life contingency at the end of the applicable period:

1 year	3 years	5 years	10 years
$436	$1,315	$2,205	$4,477

For Pinnacle IV (July 16, 2001 to April 30, 2007):

Highest Cost Example using Maximum Charge for Highest Cost Rider

The following example includes the withdrawal charge, the annual administrative charge, the mortality and expense risk charge, Guaranteed Return Plus Rider charge and the maximum Portfolio operating expenses among the Portfolios available with the Guaranteed Return Plus Rider (Touchstone VST Aggressive ETF at 1.28%).(11)  Based on these assumptions, your costs would be:

If you surrender your contract at the end of the applicable period:

1 year	3 years	5 years	10 years
$1,177	$1,744	$2,328	$3,969

If you keep your contract in force or select an Annuity Benefit with a life contingency at the end of the applicable period:

1 year	3 years	5 years	10 years
$377	$1,144	$1,928	$3,969

Highest Cost Example with No Riders

The following example includes the withdrawal charge, the annual administrative charge, the mortality and expense risk charge, and the maximum Portfolio operating expenses (2.35%).  The cost of optional Riders is not included.  Based on these assumptions, your costs would be:

If you surrender your contract at the end of the applicable period:

1 year	3 years	5 years	10 years
$1,225	$1,885	$2,557	$4,391

(11)  This example reflects lower total costs even with the highest cost Rider because the highest Portfolio operating expenses of those Portfolios available with the Rider are less than the highest Portfolio operating expenses of the Portfolios available without the Rider.

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If you keep your contract in force or select an Annuity Benefit with a life contingency at the end of the applicable period:

1 year	3 years	5 years	10 years
$425	$1,285	$2,157	$4,391

For Pinnacle III (May 1, 1998 to July 15, 2001):

The following example includes the withdrawal charge, the annual administrative charge, the mortality and expense risk charge, and the maximum Portfolio operating expenses (2.35%).  No optional Riders were available with the Pinnacle III.  Based on these assumptions, your costs would be:

If you surrender your contract at the end of the applicable period:

1 year	3 years	5 years	10 years
$1,215	$1,855	$2,509	$4,303

If you keep your contract in force or select an Annuity Benefit with a life contingency at the end of the applicable period:

1 year	3 years	5 years	10 years
$415	$1,255	$2,109	$4,303

For Pinnacle (on or before April 30, 1998):

The following example includes the withdrawal charge, the annual administrative charge, the mortality and expense risk charge, and the maximum Portfolio operating expenses (2.35%).  No optional Riders were available with the Pinnacle.  Based on these assumptions, your costs would be:

If you surrender your contract at the end of the applicable period:

1 year	3 years	5 years	10 years
$1,115	$1,755	$2,409	$4,303

If you keep your contract in force or select an Annuity Benefit with a life contingency at the end of the applicable period:

1 year	3 years	5 years	10 years
$415	$1,255	$2,109	$4,303

Accumulation Unit Values

See Appendix A.

Summary of Contract

“We,” “our,” “us,” “the Company” and “Integrity” mean Integrity Life Insurance Company.  “You” and “your” mean the owner.  This variable annuity contract is a contract between you and us.  You, as the owner, have certain rights under the contract.  If you purchase this annuity contract as a Nonqualified Annuity, the Annuitant named by you may be you or another person.  It is important that you carefully select the owner, Annuitant, the owner’s beneficiary and the Annuitant’s beneficiary in order to achieve your objectives.  See Part 5, sections titled “Death Benefit Paid on Death of Annuitant,” “Distribution on Death

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of Owner” and “Spousal Continuation.” Also, see Appendix D.

Investment Goals and Risks

This contract allows you to accumulate money for retirement or other long-term goals.  An investment in any of the Variable Account Options carries with it certain risks, including the risk that the value of your investment will decline and you could lose money.  The Variable Account Options invest in Portfolios, most of which invest in common stocks.  You could lose money if one of the issuers of the stocks becomes financially impaired or if the stock market as a whole declines.  There is also the inherent risk that holders of common stock generally are behind creditors and holders of preferred stock for payments in the event of the bankruptcy of a stock issuer.

For a complete discussion of the risks associated with investing in any particular Variable Account Option, see the prospectus of the corresponding Portfolio with the same name.

Your Rights and Benefits

As the owner of the contract, you have the following rights:

•                  To contribute, transfer and withdraw money.  See Part 5

•                  To invest in the Investment Options.  See Part 3

•                  To elect an Annuity Benefit.  See Part 5, section titled “Maximum Retirement Date and Annuity Benefit.”

•                  To elect any optional benefit available at the time you purchase the annuity contract.  See Part 6.

•                  To name the Annuitant.

•                  To name the Annuitant’s beneficiary to receive the Death Benefit upon the death of the Annuitant; See Part 5, section titled “Death Benefit Paid on Death of Annuitant.”

•                  To name the owner’s beneficiary to receive a distribution upon your death, as owner, or the death of a joint owner, if any.  If there are joint owners, the death of either one will be treated as the death of both under this contract.  Upon the death of either owner, a distribution of the Surrender Value is required to be made to the owner’s beneficiary.  The joint owner is not the owner’s beneficiary.  See Part 5, section titled “Distribution on Death of Owner.”  If the owner is a trust, custodian or other entity, the owner must name itself as the Annuitant’s sole beneficiary and owner’s sole beneficiary.

Your rights are subject to the rules of the Tax Code (the Internal Revenue Code of 1986, as amended, or any corresponding provisions of subsequent United States revenue laws, and applicable regulations of the Internal Revenue Service).

This contract is intended to offer only annuity and related benefits (including death benefits and optional living benefits) to human beings, and to assume the related risks.  This contract is not intended for use by institutional investors.  We may reject changes to the parties named in the contract if the risk originally assumed by us in issuing the contract is materially altered, multiple annuity contracts issued by us are being utilized to cover a single risk, or if the result of the change is to transfer rights or benefits to an institutional investor.

Account Value and Surrender Value

Your Account Value consists of the values of your Investment Options added together.  Any amount allocated to a Variable Account Option will go up or down in value depending on the investment experience of the corresponding Portfolio.  The value of contributions allocated to the Variable Account Options is not guaranteed.  The value of your contributions allocated to the Fixed Accounts is guaranteed, subject to any applicable MVAs.  Your Account Value also is subject to various charges.  See Part 4.

Your Adjusted Account Value is your Account Value, increased or decreased by any MVAs.  See Part 3,

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section titled “Market Value Adjustments.”

Your Surrender Value is equal to your Adjusted Account Value, minus any withdrawal charge, minus the pro rata portion of the annual administrative charges and optional benefit charges, if applicable, and minus any applicable premium tax.  See Part 4.

Your minimum Account Value is $1,000 ($2,000 in Texas and Washington).  If the Account Value goes below the minimum Account Value and we have received no contributions from you for two Contract Years, we may terminate the contract and pay you the Account Value.  We will notify you in advance and will give you at least 60 days to make additional contributions if you wish to keep your contract in force.  The minimum Account Value does not apply if you have the GLIA Rider or GMWB Rider.

Your Right to Revoke (Free Look Period)

You may cancel your contract within 10 days after you first receive it by returning it to our Administrative Office by mail, postmarked within the 10-day period.  We will extend the 10-day period if required by state law.  If you cancel your contract, we will return your Account Value, which may be more or less than your original contribution depending upon the investment experience of the Variable Account Options you selected.  You bear the investment risk during the 10-day period, as well as any fees and charges incurred during the period your contract is in force.  See Part 4 for more discussion of the fees and charges.  Some states require that we return your contribution, or some amount other than your Account Value.  In that case, we will return the greater of the amount required by state law and your Account Value.

How Your Contract is Taxed

This annuity contract and your benefits under the contract, including the deferral of taxes on your investment growth, are controlled by the Tax Code.  If this contract is a Qualified Annuity, such as an IRA, the qualified plan status provides tax deferral and this contract provides no additional tax-deferral benefit.

Generally, the withdrawals you make before you are 59½ years old are subject to a 10% federal tax penalty on the taxable portion of the amounts withdrawn.  You should read Part 8, titled “Tax Aspects of the Contract” for more information, and consult a tax advisor.  We do not provide tax advice.

Part 2 — Integrity and the Separate Account

Integrity Life Insurance Company

Integrity is a stock life insurance company organized under the laws of Arizona on May 3, 1966, and redomesticated to Ohio on January 3, 1995.  Our principal executive office is located at 400 Broadway, Cincinnati, Ohio 45202.  We are authorized to sell life insurance and annuities in 46 states and the District of Columbia.  Integrity is a subsidiary of The Western and Southern Life Insurance Company, a life insurance company organized under the laws of the State of Ohio on February 23, 1888.

Integrity guarantees certain amounts under the contract.  We refer to these guaranteed amounts as “insurance obligations.”  Examples of insurance obligations are death benefits greater than the Account Value or income payments under the GLIA or GMWB Rider after your Account Value is exhausted.  If these insurance obligations are greater than your Account Value, we will pay you those amounts from our General Account.  Benefit amounts paid from the General Account are subject to our financial strength and claims paying ability and our long-term ability to make such payments.  There are risks to purchasing any insurance product.

The Western and Southern Life Insurance Company, Integrity’s parent company, has guaranteed the insurance obligations of Integrity to its contract owners, including the owners of this contract (the Guarantee).  Amounts covered by the Guarantee are subject to the financial strength and claims paying

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ability of The Western and Southern Life Insurance Company.  The Guarantee does not guarantee investment performance on the portion of your Account Value invested in the Variable Account Options.  The Guarantee provides that contract owners can enforce the Guarantee directly.

Separate Account I and the Variable Account Options

Separate Account I was established in 1986, and is maintained under the insurance laws of the State of Ohio.  The Separate Account is a unit investment trust, which is a type of investment company governed by the 1940 Act.

Under Ohio law, we own the assets of our Separate Account and use them to support the Variable Account Options of your contract and other variable annuity contracts.  You participate in the Separate Account in proportion to the amounts in your Variable Account Options.  Integrity Life Insurance Company is responsible for all obligations under the contract.

Income, gains and losses, whether realized or unrealized, from assets allocated to the Separate Account are credited to or charged against the Separate Account without regard to our other income, gains or losses.  The assets of the Separate Account may not be charged with the liabilities arising out of our other businesses.  We may allow fees that are owed to us to stay in the Separate Account, and, in that way, we can participate proportionately in the Separate Account.  We may also periodically withdraw amounts that are earned and owed to us from the Separate Account.

The Separate Account is divided into subaccounts called Variable Account Options.  Each Variable Account Option invests in shares of a corresponding Portfolio (or fund) with the same name.  The Variable Account Options currently available to you are listed in Part 3.

Distribution of Variable Annuity Contracts

Touchstone Securities, Inc., an affiliate of Integrity, serves as the principal underwriter for our variable annuity contracts.  The principal business address of Touchstone Securities, Inc. is 303 Broadway, Cincinnati, Ohio, 45202.  The contracts are sold by individuals who represent us as insurance agents and who are also registered representatives of broker-dealers or financial institutions that have entered into distribution agreements with us.

Changes in How We Operate

We can change how the Company or our Separate Account operates, subject to the approval of the federal or state regulators when required by the 1940 Act or other applicable laws.  We will notify you if any changes result in a material change in the underlying Portfolios or the Investment Options.  We may:

•                  combine the Separate Account with any other separate account we own;

•                  transfer assets of the Separate Account to another separate account we own;

•                  add, remove, substitute, close, combine or limit investment in an Investment Option or withdraw assets relating to your contract from one Variable Account Option and put them into another;

•                  register or end the registration of the Separate Account under the 1940 Act;

•                  operate our Separate Account under the direction of a committee or discharge a committee at any time (the committee may be composed of a majority of persons who are “interested persons” of Integrity);

•                  restrict or eliminate any voting rights of owners or others that affect our Separate Account; this may only arise if there is a change in current SEC rules;

•                  cause one or more Variable Account Options to invest in a fund other than or in addition to the Portfolios;

•                  operate our Separate Account or one or more of the Investment Options in any other form the law allows, including a form that allows us to make direct investments;

•                  make any changes required by the 1940 Act or other federal securities laws;

•                  make any changes necessary to maintain the status of the contracts as annuities and/or Qualified Annuities under the Tax Code; or

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•                  make other changes required under federal or state law relating to annuities.

Part 3 — Your Investment Options

You may invest your contributions to this contract in the Variable Account Options, the Fixed Accounts or both.

Each Variable Account Option invests in shares of a mutual fund, referred to as a Portfolio (or fund).  Each Variable Account Option and its corresponding Portfolio share the same name.  The value of your Variable Account Option will vary with the performance of the corresponding Portfolio.  For a full description of each Portfolio, see that Portfolio’s prospectus and SAI.

The Variable Account Options

A brief description of each Portfolio, including the name of the advisor, the investment objective and some additional information about investment strategies, is provided below.  Management fees and other expenses deducted from each Portfolio, as well as risks of investing, and more information about the Portfolio’s investment strategies, are described in that Portfolio’s prospectus.  For a prospectus containing complete information on any Portfolio, including the risks associated with investing, call our Administrative Office toll-free at 1-800-325-8583.

BlackRock Variable Series Funds, Inc.

Each fund is a series of the BlackRock Variable Series Funds, Inc.  BlackRock Advisors, LLC is the investment manager to each fund and is located at 100 Bellevue Parkway, Wilmington, Delaware 19809.

Following is a brief description of the BlackRock funds.  There are no guarantees that a fund will achieve its objectives.  You should read each BlackRock fund’s prospectus carefully before investing.

BlackRock Capital Appreciation V.I. Fund

The BlackRock Capital Appreciation V.I. Fund seeks long-term growth of capital.  The fund invests primarily in a diversified portfolio consisting of primarily common stocks of U.S. companies that fund management believes have shown above-average growth rates in earnings over the long term.  To a lesser extent, the fund may also invest in securities convertible into common stock and rights to subscribe to common stock of these companies.  The fund emphasizes investments in companies with medium to large market capitalization (currently, approximately $2 billion or more).  Market capitalization is the number of shares of a company’s stock, multiplied by the price per share of that stock. Market capitalization is a measure of a company’s size.  The fund generally invests at least 65% of its total assets in common stock, convertible preferred stock, securities convertible into common stock, and rights to subscribe to common stock.  BlackRock Investment Management, LLC, 1 University Square Drive, Princeton, New Jersey 08540-6455 is the sub-advisor of the fund.

BlackRock Global Allocation V.I. Fund

The BlackRock Global Allocation V.I. Fund seeks high total investment return.  The fund invests in equity, debt and money market securities.  The fund invests in a portfolio of equity, debt and money market securities. Equity securities include common stock, preferred stock, securities convertible into common stock, rights and warrants, or securities or other instruments whose price is linked to the value of common stock.  At any given time, however, the fund may emphasize either debt or equity securities.  In selecting equity investments, the fund mainly seeks securities that fund management believes are undervalued.  The fund may buy debt securities of varying maturities and paying a fixed or fluctuating rate of interest, and debt securities of any kind, including, by way of example, securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities, by foreign governments or international agencies or supranational entities, or by domestic or foreign private issuers, debt securities convertible into equity securities, inflation-indexed bonds, structured notes, loan assignments and loan participations. In addition, the fund may invest up to 35% of its total assets in “junk bonds,” corporate loans and distressed securities.  The fund may also invest in real estate investment trusts (REITs).  When choosing investments, fund management considers various factors, including opportunities for equity or debt

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investments to increase in value, expected dividends and interest rates. The fund generally seeks diversification across markets, industries and issuers as one of its strategies to reduce volatility. The fund has no geographic limits on where it may invest. This flexibility allows the fund management to look for investments in markets around the world, including emerging markets, that it believes will provide the best asset allocation to meet the fund’s objective. The fund may invest in the securities of of corporate and governmental issuers located anywhere in the world. The fund may emphasize foreign securities when fund management expects these investments to outperform U.S. securities. When choosing investment markets, fund management considers various factors, including economic and political conditions, potential for economic growth and possible changes in currency exchange rates. In addition to investing in foreign securities, the fund actively manages its exposure to foreign currencies through the use of forward currency contracts and other currency derivatives. The fund may own foreign cash equivalents or foreign bank deposits as part of the fund’s investment strategy. The fund will also invest in non-U.S. currencies. The fund may underweight or overweight a currency based on the fund management team’s outlook.  BlackRock Investment Management, LLC, 1 University Square Drive, Princeton, New Jersey 08540-6455 and BlackRock International Limited, 40 Torphichen Street, Edinburgh, EH3 8JB, United Kingdom are the sub-advisors of the fund.

Columbia Funds Variable Portfolios

Columbia Variable Portfolio — Mid Cap Value Opportunity Fund is a series of the Columbia Funds Variable Series Trust II.  Columbia Variable Portfolio — Small Cap Value Fund is a series of the Columbia Funds Variable Insurance Trust.  Columbia Management Investment Advisers, LLC is the investment advisor to the both funds and is located at 225 Franklin Street, Boston, MA 02110.

Following is a brief description of the Columbia funds.  There are no guarantees that a fund will achieve its objectives.  You should read each Columbia fund’s prospectus carefully before investing.

Columbia Variable Portfolio — Mid Cap Value Opportunity Fund

The Columbia Variable Portfolio — Mid Cap Value Opportunity Fund seeks long-term growth of capital.  Under normal circumstances, the fund invests at least 80% of its net assets in equity securities, generally common stocks, of companies that have market capitalizations in the range of the companies in the Russell Midcap® Value Index.  The fund may invest up to 20% of its net assets in stocks of smaller or larger companies.  The fund may invest up to 25% of net assets in foreign investments.  The fund can invest in any economic sector and, at times, may emphasize one or more particular sectors.

Columbia Variable Portfolio — Small Cap Value Fund

The Columbia Variable Portfolio — Small Cap Value Fund seeks long-term capital appreciation.  Under normal circumstances, the fund invests at least 80% of its net assets in equity securities of companies that have market capitalizations in the range of the companies in the Russell 2000 Value Index, which the advisor believes are undervalued and have the potential for long-term growth.  The fund may invest up to 20% of total assets in foreign securities.  The fund may also invest in REITs.

DWS Investments VIT Funds

The fund is a series of the DWS Investments VIT Funds.  Deutsche Investment Management Americas Inc., 345 Park Avenue, New York, NY 10154, is the investment advisor for the fund.  Northern Trust Investment, Inc., 50 South LaSalle Street, Chicago, IL 60603, is sub-advisor for the fund.

Following is a brief description of the fund.  There are no guarantees that a fund will achieve its objectives.  You should read the DWS Investments VIT fund’s prospectus carefully before investing.

DWS Small Cap Index VIP Fund

The DWS Small Cap Index VIP fund seeks to replicate, as closely as possible, before the deduction of expenses, the performance of the Russell 2000® Index, which emphasizes stocks of small U.S. companies.  Under normal circumstances, the fund invests at least 80% of its assets, determined at the time of purchase, in stocks of companies included in the Russell 2000® Index and in derivative

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instruments, such as stock index futures contracts and options that provide exposure to the stocks of companies in the index.

Fidelity® Variable Insurance Products

Each Portfolio is a series of a Fidelity Variable Insurance Products trust.  Fidelity Management & Research Company (FMR) is the investment advisor to each Portfolio, except VIP Freedom Portfolios, which are advised by Strategic Advisers, Inc.  Both FMR and Strategic Advisers, Inc. are located at 82 Devonshire Street, Boston, MA 02109.

Following is a brief description of each Fidelity VIP Portfolio.  There are no guarantees that a Portfolio will achieve its objective.  You should read each Fidelity VIP portfolio’s prospectus carefully before investing.

Fidelity VIP Asset Manager Portfolio

The VIP Asset Manager Portfolio seeks high total return with reduced risk over the long term by allocating its assets among stocks, bonds and short-term instruments maintaining a neutral mix over time of 50% of assets in stocks, 40% of assets in bonds, and 10% of assets in short-term and money market instruments.  FMR invests in domestic and foreign issuers either directly or by investing in Fidelity central funds.  The Portfolio is a series of Variable Insurance Products Fund V.

Fidelity VIP Balanced Portfolio

The VIP Balanced Portfolio seeks income and capital growth consistent with reasonable risk by investing approximately 60% of assets in stocks and other equity securities and the remainder in bonds and other debt securities, including lower-quality debt securities, when its outlook is neutral.  FMR invests at least 25% of the Portfolio’s total assets in fixed-income senior securities, including debt securities and preferred stock.  FMR invests in domestic and foreign issuers.  With respect to equity investments, FMR may invest in either growth or value stocks or both.  FMR uses fundamental analysis to select investments and also invests in Fidelity’s central funds.  The Portfolio is a series of Variable Insurance Products Fund III.

Fidelity VIP Contrafund® Portfolio

The VIP Contrafund® Portfolio seeks long-term capital appreciation.  FMR normally invests the Portfolio’s assets primarily in common stocks of domestic and foreign issuers.  FMR invests the Portfolio’s assets in securities of companies whose value it believes is not fully recognized by the public.  FMR allocates the Portfolio’s assets across different market sectors, using different Fidelity managers, and may invest in growth stocks, value stocks or both.  FMR uses fundamental analysis to select investments. The Portfolio is a series of the Variable Insurance Products Fund II.

Fidelity VIP Disciplined Small Cap Portfolio

The VIP Disciplined Small Cap Portfolio seeks capital appreciation by investing primarily in common stocks of domestic and foreign issuers, and normally investing at least 80% of assets in securities of companies with small market capitalizations, which, for purposes of this Portfolio, are those companies with market capitalizations similar to companies in the Russell 2000® Index or the S&P® SmallCap 600 Index.  FMR invests in either growth stocks, value stocks or both and uses computer-aided, quantitative analysis of historical valuation, growth, profitability, and other factors. The Portfolio is a series of the Variable Insurance Products Fund II.

Fidelity VIP Equity-Income Portfolio

The VIP Equity-Income Portfolio seeks reasonable income.  The Portfolio will also consider the potential for capital appreciation.  The goal is to achieve a yield that exceeds the composite yield on the securities comprising the S&P 500®Index.  FMR normally invests 80% of assets in equity securities, primarily in income-producing equity securities, which tends to lead to investments in large-cap value stocks, and potentially invests in other types of equity and debt securities, including lower-quality debt securities.  FMR invests in domestic and foreign issuers using fundamental analysis to select investments. The Portfolio is a series of Variable Insurance Products Fund.

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Fidelity VIP Freedom 2010 Portfolio

The VIP Freedom 2010 Portfolio seeks high total return with a secondary objective of principal preservation as the fund approaches its target date and beyond.  FMR invests in a combination of underlying Fidelity VIP domestic equity, international equity, bond and short-term funds using a moderate asset allocation strategy designed for investors expecting to retire around the year 2010.  FMR allocates assets among underlying Fidelity funds according to an asset allocation strategy that becomes increasingly conservative until it reaches 15% in domestic equity funds, 5% in international equity, 40% in bond funds and 40% in short-term funds (approximately 10 to 15 years after the year 2010).  The Portfolio is a series of Variable Insurance Products Fund V.

Fidelity VIP Freedom 2015 Portfolio

The VIP Freedom 2015 Portfolio seeks high total return with a secondary objective of principal preservation as the fund approaches its target date and beyond.  FMR invests in a combination of underlying Fidelity VIP domestic equity, international equity, bond and short-term funds using a moderate asset allocation strategy designed for investors expecting to retire around the year 2015.  FMR allocates assets among underlying Fidelity funds according to an asset allocation strategy that becomes increasingly conservative until it reaches 15% in domestic equity funds, 5% in international equity, 40% in bond funds and 40% in short-term funds (approximately 10 to 15 years after the year 2015).  The Portfolio is a series of Variable Insurance Products Fund V.

Fidelity VIP Freedom 2020 Portfolio

The VIP Freedom 2020 Portfolio seeks high total return with a secondary objective of principal preservation as the fund approaches its target date and beyond.  FMR invests in a combination of underlying Fidelity VIP domestic equity, international equity, bond and short-term funds using a moderate asset allocation strategy designed for investors expecting to retire around the year 2020.  FMR allocates assets among underlying Fidelity funds according to an asset allocation strategy that becomes increasingly conservative until it reaches 15% in domestic equity funds, 5% in international equity, 40% in bond funds and 40% in short-term funds (approximately 10 to 15 years after the year 2020).  The Portfolio is a series of Variable Insurance Products Fund V.

Fidelity VIP Freedom 2025 Portfolio

The VIP Freedom 2025 Portfolio seeks high total return with a secondary objective of principal preservation as the fund approaches its target date and beyond.  FMR invests in a combination of underlying Fidelity VIP domestic equity, international equity, bond and short-term funds using a moderate asset allocation strategy designed for investors expecting to retire around the year 2025.  FMR allocates assets among underlying Fidelity funds according to an asset allocation strategy that becomes increasingly conservative until it reaches 15% in domestic equity funds, 5% in international equity, 40% in bond funds and 40% in short-term funds (approximately 10 to 15 years after the year 2025).  The Portfolio is a series of Variable Insurance Products Fund V.

Fidelity VIP Freedom 2030 Portfolio

The VIP Freedom 2030 Portfolio seeks high total return with a secondary objective of principal preservation as the fund approaches its target date and beyond.  FMR invests in a combination of underlying Fidelity VIP domestic equity, international equity, bond and short-term funds using a moderate asset allocation strategy designed for investors expecting to retire around the year 2030. FMR allocates assets among underlying Fidelity funds according to an asset allocation strategy that becomes increasingly conservative until it reaches 15% in domestic equity funds, 5% in international equity, 40% in bond funds and 40% in short-term funds (approximately 10 to 15 years after the year 2030).  The Portfolio is a series of Variable Insurance Products Fund V.

Fidelity VIP Growth Portfolio

The VIP Growth Portfolio seeks capital appreciation by investing primarily in common stocks of domestic and foreign companies FMR believes have above-average growth potential.  FMR uses fundamental analysis to select investments. The Portfolio is a series of Variable Insurance Products Fund.

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Fidelity VIP High Income Portfolio

The VIP High Income Portfolio seeks a high level of current income, while also considering growth of capital.  FMR normally invests primarily in income-producing debt securities, preferred stocks, and convertible securities, with an emphasis on lower-quality debt securities.  FMR may also invest in non-income producing securities, including defaulted securities and common stocks.  FMR invests in domestic and foreign issuers and may invest in companies that are in troubled or uncertain financial condition.  FMR uses fundamental analysis to select investments.  The Portfolio is a series of Variable Insurance Products Fund.

Fidelity VIP Index 500 Portfolio

The VIP Index 500 Portfolio seeks investment results that correspond to the total return of common stocks publicly traded in the United States as represented by the S&P 500® Index.  FMR normally invests at least 80% of the Portfolio’s assets in common stocks included in the S&P 500 and lends securities to earn income.  The Portfolio is a series of the Variable Insurance Products Fund II.

Fidelity VIP Investment Grade Bond Portfolio

The VIP Investment Grade Bond Portfolio seeks as high a level of current income as is consistent with the preservation of capital by normally investing at least 80% of assets in medium and high quality investment-grade debt securities of all types, including those issued by domestic and foreign issuers, and repurchase agreements for those securities.  FMR may invest in lower-quality debt securities.  FMR allocates assets across different market sectors and maturities and manages the Portfolio to have overall interest rate risk similar to the Barclays Capital U.S. Aggregate Bond Index.  FMR analyzes the credit quality of the issuer, security-specific features, current and potential future valuation, and trading opportunities to select investments.  FMR invests in Fidelity’s central funds and engages in transactions that have a leveraging effect on the Portfolio, including investments in derivatives, such as swaps and futures contracts and forward-settling securities, to adjust the Portfolio’s risk exposure. The Portfolio is a series of Variable Insurance Products Fund V.

Fidelity VIP Mid Cap Portfolio

The VIP Mid Cap Portfolio seeks long-term growth of capital by investing primarily in common stocks of domestic and foreign issuers.  FMR normally invests at least 80% of the Portfolio’s assets in securities of companies with medium market capitalizations, which for purposes of this Portfolio, are those companies with market capitalizations similar to companies in the Russell Midcap® Index or the S&P® MidCap 400 Index.  FMR may buy growth stocks, value stocks, or both, and may potentially invest in companies with smaller or larger market capitalizations.  FMR uses fundamental analysis to select investments.  The Portfolio is a series of the Variable Insurance Products Fund III.

Fidelity VIP Overseas Portfolio

The VIP Overseas Portfolio seeks long-term growth of capital primarily through investments in common stock.  FMR normally invests at least 80% of the Portfolio’s assets in non-U.S. securities.  FMR allocates investments across countries and regions and uses fundamental analysis to select investments. The Portfolio is a series of Variable Insurance Products Fund.

Franklin Templeton Variable Insurance Products Trust

Each fund is a series of the Franklin Templeton Variable Insurance Products Trust (FTVIPT).  Affiliates of Franklin Resources, Inc., which operates as Franklin® Templeton® Investments, serve as the investment advisors for the funds as indicated below.

Below is a brief description of the Franklin Templeton Variable Insurance Products Trust Funds.  There are no guarantees that a fund will achieve its objective.  You should read each FTVIPT fund’s prospectus carefully before investing.

FTVIPT Franklin Growth and Income Securities Fund

The Franklin Growth and Income Securities Fund seeks capital appreciation with current income as a secondary goal.  Under normal market conditions, the fund invests predominantly in equity securities,

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including securities convertible into common stock.  The investment advisor is Franklin Advisers, Inc., located at One Franklin Parkway, San Mateo, CA 94403.

FTVIPT Franklin Income Securities Fund

The Franklin Income Securities Fund seeks to maximize income while maintaining prospects for capital appreciation.  Under normal market conditions, the fund invests in both debt and equity securities.  The investment advisor is Franklin Advisers, Inc., located at One Franklin Parkway, San Mateo, CA 94403 and the sub-advisor is Templeton Investment Counsel, LLC, located at 300 S.E. 2nd Street, Fort Lauderdale, FL 33301.

FTVIPT Franklin Large Cap Growth Securities Fund

The Franklin Large Cap Growth Securities Fund seeks capital appreciation.  Under normal market conditions, the fund invests at least 80% of its net assets in investments of large-capitalization companies.  The investment advisor is Franklin Advisers, Inc., located at One Franklin Parkway, San Mateo, CA 94403.

FTVIPT Franklin Small Cap Value Securities Fund

The Franklin Small Cap Value Securities Fund seeks long-term total return.  Under normal market conditions, the fund invests at least 80% of its net assets in investments of small capitalization companies.  The investment advisor is Franklin Advisory Services, LLC, located at One Parker Plaza, Ninth Floor, Fort Lee, NJ 07024.

FTVIPT Mutual Shares Securities Fund

The Mutual Shares Securities Fund seeks capital appreciation, with income as a secondary goal.  Under normal market conditions, the fund invests primarily in U.S. and foreign equity securities that the advisor believes are undervalued.  The investment advisor is Franklin Mutual Advisers, LLC, located at 101 John F. Kennedy Parkway, Short Hills, NJ 07078.

FTVIPT Templeton Foreign Securities Fund

The Templeton Foreign Securities Fund seeks long-term capital growth.  Under normal market conditions, the fund invests at least 80% of its net assets in investments of issuers located outside the U.S., including those in emerging markets.  The investment advisor is Templeton Investment Counsel, LLC, located at 300 S.E. 2nd Street, Fort Lauderdale, FL 33301.

FTVIPT Templeton Global Bond Securities Fund

The Templeton Global Bond Securities Fund seeks high current income, consistent with preservation of capital, with capital appreciation as a secondary consideration.  Under normal market conditions, the fund invests at least 80% of its net assets in bonds, which include debt securities of any maturity, such as bonds, notes, bills and debentures.  The investment advisor is Franklin Advisers, Inc., located at One Franklin Parkway, San Mateo, CA 94403.

FTVIPT Templeton Growth Securities Fund

The Templeton Growth Securities Fund seeks long-term capital growth.  Under normal market conditions, the fund invests primarily in equity securities of companies located anywhere in the world, including those in the U.S. and in emerging markets.  The investment advisor is Templeton Global Advisors Limited, located at Lyford Cay, Nassau, Bahamas.

Invesco (AIM) Variable Insurance Funds

Each fund is a series of the AIM Variable Insurance Funds (Invesco Variable Insurance Funds).  Invesco Advisers, Inc. is the investment advisor for each of the funds and is located at 1555 Peachtree Street, NE, Atlanta, Georgia 30309.

Below is a brief description of the Invesco (AIM) Variable Insurance Funds.  There are no guarantees that a fund will achieve its objective.  You should read each Invesco fund’s prospectus carefully before investing.

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Invesco V.I. American Franchise Fund

The Invesco V.I. American Franchise Fund seeks capital growth.  The fund invests, under normal circumstances, at least 80% of its net assets (plus any borrowings for investment purposes) in securities of U.S. issuers.  The fund deems an issuer to be a U.S. issuer if (i) its principal securities trading market (i.e., a U.S. stock exchange, NASDAQ or over the-counter markets) is in the U.S.; (ii) alone or on a consolidated basis it derives 50% or more of its annual revenue from either goods produced, sales made or services performed in the U.S.; or (iii) it is organized under the laws of, or has a principal office in the U.S.  The fund invests primarily in equity securities of mid- and large-capitalization issuers.  The principal type of equity security in which the fund invests is common stock.  The fund invests primarily in securities that are considered by the fund’s portfolio managers to have potential for earning or revenue growth. The fund may invest up to 20% of its assets in securities of foreign issuers.

Invesco V.I. American Value Fund

The Invesco V.I. American Value Fund seeks to provide above-average total return over a market cycle of three to five years by investing in common stocks and other equity securities.  Under normal conditions, the fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in securities of U.S. issuers and in derivatives and other instruments that have economic characteristics similar to such securities.  The fund deems an issuer to be a U.S. issuer if (i) its principal securities trading market is in the U.S; (ii) alone or on a consolidated basis it derives 50% or more of its annual revenue from goods produced, sales made or services performed in the U.S.; or (iii) it is organized under the laws of, or has a principal office in the U.S.  Under normal market conditions, the fund invests at least 65% of its net assets in equity securities of small- to mid-capitalization companies. The principal type of equity securities in which the fund invests is common stock.  The fund also may invest in larger companies. The fund may invest up to 20% of its net assets in securities of foreign issuers or depositary receipts.  The fund may invest up to 20% of its net assets in REITs.  The fund can invest in derivative instruments, including forward foreign currency contracts, futures contract and options.

Invesco V.I. Comstock Fund

The Invesco V.I. Comstock Fund seeks capital growth and income through investment in equity securities, including common stocks, preferred stocks and securities convertible into common and preferred stocks. Under normal market conditions, the fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in common stocks and in derivatives and other instruments that have economic characteristics similar to such securities.  The fund emphasizes a value style of investing, seeking well-established, undervalued companies, which the advisor believes have potential for capital growth and income.  The fund may invest in securities of issuers of any market capitalization; however, a substantial number of issuers in which the fund invests are large-capitalization issuers.  The fund may invest up to 25% of its net assets in securities of foreign issuers, which may include securities of issuers located in emerging markets countries, i.e., those that are in the initial states of their industrial cycles, or depositary receipts.  The fund may invest up to 10% of its net assets in REITs.

Invesco V.I. International Growth Fund

The Invesco V.I. International Growth Fund seeks long-term growth of capital.  The fund invests primarily in equity securities and depositary receipts of foreign issuers.  The principal types of equity securities in which the fund invests are common and preferred stock that are considered by the fund’s portfolio managers to have strong earnings growth.  The fund invests, under normal circumstances, in securities of issuers located in at least three different countries outside of the U.S.  The fund may also invest up to 1.25 times the amount of the exposure to emerging markets countries in the MSCI ACWI ex USA Growth Index. Emerging markets countries are those countries that are in the initial stages of their industrial cycles.  The fund invests primarily in securities of issuers that are considered by the fund’s portfolio managers to have potential for earnings or revenue growth. The fund invests primarily in the securities of large-capitalization issuers; however, the fund may invest a significant amount of its net assets in the securities of mid-capitalization issuers.  The fund can invest in derivative instruments including forward foreign currency contracts and futures contracts.

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(Morgan Stanley) The Universal Institutional Funds, Inc.

Each Portfolio is a series of the The Universal Institutional Funds, Inc. (UIF).  Morgan Stanley Investment Management Inc. is the investment advisor for each of the UIF Portfolios and is located at 522 Fifth Avenue, New York, NY 10036.

Below is a brief description of the UIF Portfolios.  There are no guarantees that a Portfolio will achieve its objective.  You should read each UIF Portfolio’s prospectus carefully before investing.

Morgan Stanley UIF Emerging Markets Debt Portfolio

The UIF Emerging Markets Debt Portfolio seeks high total return by investing primarily in fixed income securities of government and government-related issuers and, to a lesser extent, of corporate issuers in emerging market countries.  Using macroeconomic and fundamental analysis, the advisor seeks to identify emerging market or developing countries that are believed to be undervalued and have attractive or improving fundamentals.  After the country allocation is determined, the sector and security selection is made within each country. The Portfolio’s securities will be denominated primarily in U.S. Dollars. The Portfolio may invest, to a lesser extent, in securities denominated in currencies other than U.S. Dollars Under normal circumstances, at least 80% of the Portfolio’s assets will be invested in debt securities of issuers located in emerging market or developing countries.

Morgan Stanley UIF Emerging Markets Equity Portfolio

The UIF Emerging Markets Equity Portfolio seeks long-term capital appreciation by investing primarily in growth-oriented equity securities of issuers in emerging market countries.  The global strategists of the Portfolio’s investment advisor, and its sub-advisers, Morgan Stanley Investment Management Limited and Morgan Stanley Investment Management Company, analyze the global economic environment, particularly its impact on emerging markets, and allocate the Portfolio’s assets among emerging markets based on relative economic, political and social fundamentals, stock valuations and investor sentiment.  Under normal circumstances, at least 80% of the Portfolio’s assets will be invested in equity securities of issuers located in emerging market or developing countries.  The Portfolio may invest up to 10% of its net assets in foreign real estate companies.

Morgan Stanley UIF U.S. Real Estate Portfolio

The UIF U.S. Real Estate Portfolio seeks to provide above-average current income and long-term capital appreciation by investing primarily in equity securities of companies in the U.S. real estate industry, including REITs.  The Portfolio focuses on REITs as well as real estate operating companies that invest in a variety of property types and regions.  Under normal circumstances, at least 80% of the Portfolio’s assets will be invested in equity securities of companies in the U.S. real estate industry.

Northern Lights Variable Trust

The Portfolio is a series of the Northern Lights Variable Trust.  ValMark Advisers, Inc., 130 Springside Drive, Akron, OH 44333, is the investment advisor and Milliman, Inc., 1301 Fifth Avenue, Suite 3800, Seattle, WA 98101, is sub-advisor for the Portfolio.

Following is a brief description of the Portfolio.  There are no guarantees that a Portfolio will achieve its objectives.  You should read the Portfolio’s prospectus carefully before investing.

TOPS® Managed Risk Moderate Growth ETF Portfolio

The TOPS Managed Risk Moderate Growth ETF Portfolio seeks capital appreciation with less volatility than the equity markets as a whole.  The Portfolio is a fund of funds that normally invests at least 80% of its assets in exchange-traded funds (ETFs) and employs exchange-traded futures contracts to hedge market risk and reduce return volatility.  The Portfolio’s advisor seeks to achieve the investment objectives by allocating assets and selecting individual ETFs using the advisor’s TOPS (The Optimized Portfolio System) methodology.  This methodology utilized multiple asset classes in an effort to enhance performance and/or reduce risk (as measured by volatility).  The Portfolio allocates approximately 35% of its assets to fixed income ETFs and 65% of its assets to a combination of equity ETFs, REIT ETFs, and natural resource ETFs.

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PIMCO Variable Insurance Trust

Each Portfolio is a series of the PIMCO Variable Insurance Trust.  Pacific Investment Management Company LLC is the investment advisor to each Portfolio and is located at 840 Newport Center Drive, Newport Beach, California 92660.

Below is a brief description of the PIMCO Variable Insurance Trust Portfolios.  There are no guarantees that a Portfolio will achieve its objective.  You should read each PIMCO VIT fund’s prospectus carefully before investing.

PIMCO VIT All Asset Portfolio

The PIMCO VIT All Asset Portfolio seeks maximum real return consistent with preservation of real capital and prudent investment management.  The Portfolio normally invests substantially all of its assets in the Institutional Class of other PIMCO funds and PIMCO Equity Series, affiliated open-end investment companies, except fund of funds and shares of any actively-managed funds of PIMCO ETF Trust, an affiliated investment company.  The Portfolio does not invest directly in stocks or bonds of other issuers.  The Portfolio is a fund of funds, which is a term used to describe mutual funds that pursue their investment objective by investing in other mutual funds.  Research Affiliates, LLC, 620 Newport Center Drive, Newport Beach, CA 92660 is the sub-advisor to the Portfolio.

PIMCO VIT CommodityRealReturn® Strategy Portfolio

The PIMCO VIT CommodityRealReturn Strategy® Portfolio seeks maximum real return consistent with prudent investment management.  “Real Return” equals total return less the estimated cost of inflation.  The Portfolio normally invests in commodity-linked derivative instruments backed by a portfolio of inflation-indexed securities and other fixed income instruments.  The Portfolio invests in commodity index-linked notes, swap agreements, commodity options, future and options on futures that provide exposure to the investment returns of the commodities markets, without investing directly in physical commodities. The Portfolio may also invest in common and preferred stocks, as well as convertible securities of issuers in commodity-related industries.  The Portfolio may invest 10% of its total assets in high yield securities, also known as “junk bonds.”  The Portfolio may invest up to 30% of its total assets in securities denominated in foreign currencies, may invest beyond this limit in U.S. dollar denominated securities of foreign issuers and will normally limit its foreign currency exposure (from non-U.S. dollar-denominated securities or currencies) to 20% of its total assets. The Portfolio may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy back or dollar rolls). The Portfolio may invest up to 10% of its total assets in securities and instruments that are economically tied to emerging market countries.

PIMCO VIT Long-Term U.S. Government Portfolio

The PIMCO VIT Long-Term Government Portfolio seeks maximum total return, consistent with preservation of capital and prudent investment management.  The Portfolio normally invests 80% of its assets in a diversified portfolio of fixed income securities that are issued or guaranteed by the U.S. Government, its agencies or government-sponsored enterprises, which may be represented by forwards or derivatives such as options, future contracts, or swap agreements.  The Portfolio may invest up to 10% of its total assets in preferred stocks.

PIMCO VIT Low Duration Portfolio

The PIMCO VIT Low Duration Portfolio seeks maximum total return, consistent with preservation of capital and prudent investment management.  The Portfolio normally invests at least 65% of its total assets in a diversified portfolio of fixed income instruments of varying maturities, which may be represented by forwards or derivatives, such as options, futures contracts or swap agreements.  The Portfolio may invest 10% of its total assets in high yield securities also known as junk bonds, up to 30% of its total assets in securities denominated in foreign currencies and may invest beyond this limit in U.S. dollar denominated securities of foreign issuers and will normally limit its foreign currency exposure (from non-U.S. dollar-denominated securities or currencies) to 20% of its total assets.  The Portfolio may invest up to 10% of its total assets in securities and instruments that are economically tied to emerging market countries and up to 10% of its total assets in preferred stock.

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PIMCO VIT Real Return Portfolio

The PIMCO VIT Real Return Portfolio seeks maximum real return, consistent with preservation of real capital and prudent investment management.  The Portfolio normally invests at least 80% of its net assets in inflation-indexed bonds of varying maturities issued by the U.S. and non-U.S. governments, their agencies or instrumentalities and corporations, which may be represented by forwards or derivatives, such as options, futures contracts or swap agreements.  The Portfolio may invest 10% of its total assets in high yield securities also known as junk bonds, up to 10% of its total assets in securities and instruments that are economically tied to emerging market countries.  The Portfolio also may invest up to 30% of its total assets in securities denominated in foreign currencies, and may invest beyond this limit in U.S. dollar denominated securities of foreign issuers. The Portfolio will normally limit its foreign currency exposure (from non-U.S. dollar-denominated securities or currencies) to 20% of its total assets.  The Portfolio may invest up to 10% of its total assets in preferred stock.

PIMCO VIT Total Return Portfolio

The PIMCO VIT Total Return Portfolio seeks maximum total return, consistent with preservation of capital and prudent investment management.  The Portfolio normally invests at least 65% of its total assets in a diversified portfolio of fixed income instruments of varying maturities, which may be represented by forwards or derivatives, such as options, futures contracts or swap agreements.  The Portfolio invests primarily in investment-grade debt securities, but may invest up to 10% of its total assets in high yield securities (“junk bonds”) rated B or higher by Moody’s Investors Service, Inc., or equivalently rated by Standard & Poor’s Rating Services or Fitch, Inc., or, if unrated, determined by PIMCO to be of comparable quality (except that within such limitation, the Portfolio may invest in mortgage-backed securities rated below B). The Portfolio may invest up to 15% of its total assets in securities and instruments that are economically tied to emerging market countries and up to 30% of its total assets in securities denominated in foreign currencies, and may invest beyond this limit in U.S. dollar-denominated securities of foreign issuers. The Portfolio will normally limit its foreign currency exposure (from non-U.S. dollar-denominated securities or currencies) to 20% of its total assets.  The Portfolio may invest up to 10% of its total assets in preferred stock, convertible securities and other equity-related securities.

Rydex Variable Trust (Guggenheim Variable Insurance Funds)

Each fund is a series of the Rydex Variable Trust.  Securities Investors, LLC, which operates under the name Guggenheim Investments is the investment advisor to each fund and is located at 805 King Farm Boulevard, Suite 600, Rockville, Maryland 20850.

Below is a brief description of the each Guggenheim VT fund.  There are no guarantees that a fund will achieve its objective.  You should read each Guggenheim VT fund’s prospectus carefully before investing.

Guggenheim VT Global Managed Futures Strategy Fund

The Guggenheim VT Global Managed Futures Strategy Fund seeks to generate positive total returns over time. The fund’s investment strategy focuses on the use of a systematic, price-based statistical process to identify and profit from price trends in the commodity, currency, equity, and fixed income markets. The advisor uses proprietary methods of comparing current prices to historical prices over varying periods to identify trends of varying lengths in the commodity, currency, equity, and fixed income markets. The fund will implement the strategy’s targeted exposures principally through the use of futures, forwards, and swap agreements. The fund may invest in a variety of futures, forwards and swap agreements, including those based on interest rates, commodities, currencies, fixed income securities, equities and equity indices. Options and options on futures may be employed principally for hedging purposes, especially as tools of the risk management strategies. Under normal circumstances, the Fund will invest at least 80% of its net assets, plus any borrowings for investment purposes, in “managed futures.” For these purposes, managed futures are investments in equity-linked, commodity-linked, currency-linked and financial-linked instruments, as well as U.S. government securities and money market instruments, that taken together have economic characteristics similar or equivalent to those of the listed commodity, currency and financial futures contracts described above.  The fund may invest up

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to 25% of its total assets in a wholly owned and controlled Cayman Islands subsidiary. Unlike the fund, however, the subsidiary may invest to a greater extent in commodity-linked derivative instruments.

Guggenheim VT Multi-Hedge Strategies Fund

The Guggenheim VT Multi-Hedge Strategies Fund seeks long-term capital appreciation with less risk than traditional equity funds.  The fund pursues multiple investment styles that correspond to investment strategies widely employed by hedge funds (for example, long/short equity, equity market neutral, fixed income strategies, global macro and merger arbitrage). The allocation to these strategies is based on a proprietary evaluation of their risk and return characteristics.  The fund may invest up to 25% of its total assets in a wholly owned and controlled Cayman Islands subsidiary. Unlike the fund, however, the subsidiary may invest to a greater extent in commodity-linked derivative instruments.

Guggenheim VT U.S. Long Short Momentum Fund

The Guggenheim VT U.S. Long Short Momentum Fund seeks long-term capital appreciation and seeks to respond to the dynamically changing economy by moving its investments among different sectors or industries.  The advisor uses a quantitative methodology to rank approximately seventy different industries based on several measures of momentum, including price momentum.  The fund then buys long the common stock of companies in the top ranked industries and may hedge broad market risk or sell short the common stock of companies in the lowest ranked industries.

Touchstone® Variable Series Trust

Each fund is a series of the Touchstone Variable Series Trust.  Touchstone Advisors, Inc., which is affiliated with us, advises each of the funds, along with a sub-advisor that is listed under each fund description below.  The advisor is located at 303 Broadway, Suite 1100, Cincinnati, Ohio 45202.

Below is a brief description of each Touchstone VST fund.  There are no guarantees that a fund will achieve its objective.  You should read each Touchstone VST fund’s prospectus carefully before investing.

Touchstone VST Baron Small Cap Growth Fund

The Touchstone VST Baron Small Cap Growth Fund seeks long-term capital appreciation by normally investing at least 80% of its assets in common stocks of small-sized growth companies.  A small-sized growth company is defined as a company having a market capitalization of under $2.5 billion at the time of purchase.  The sub-advisor seeks securities it believes have favorable price to value characteristics, are well-managed, have significant long-term growth prospects, significant barriers to competition, and the potential to increase in value at least 100% over the next four or five years.  BAMCO, Inc., 767 Fifth Avenue, New York, NY 10153, is the sub-advisor for the fund.

Touchstone VST Core Bond Fund

The Touchstone VST Core Bond Fund seeks to provide as high a level of current income as is consistent with the preservation of capital.  Capital appreciation is a secondary goal.  The fund normally invests at least 80% of its assets in bonds, including mortgage-related securities, asset-backed securities, government securities and corporate debt securities.  The fund may invest up to 20% of its assets in non-investment-grade debt securities.  The fund expects to have an average effective maturity between 5 and 15 years.  The sub-advisor analyzes the overall investment opportunities and risks in different sectors of the debt securities markets by focusing on maximizing total return while reducing volatility.  Fort Washington Investment Advisors, Inc., which is affiliated with us, is the sub-advisor for the fund and is located at 303 Broadway, Suite 1200, Cincinnati, OH 45202.

Touchstone VST High Yield Fund

The Touchstone VST High Yield Fund seeks to achieve a high level of current income as its primary goal, with capital appreciation as a secondary consideration.  The fund normally invests at least 80% of its assets in non-investment-grade debt securities or junk bonds issued by domestic corporations.  The fund expects to have an average maturity of 6 to 10 years, but it may vary from 4 to 12 years.  The sub-advisor analyzes the overall investment opportunities and risks in different industry sectors focusing on those industries that exhibit stability and predictability.  Fort Washington Investment Advisors, Inc., which is

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affiliated with us, is the sub-advisor for the fund and is located at 303 Broadway, Suite 1200, Cincinnati, OH 45202.

Touchstone VST Large Cap Core Equity Fund

The Touchstone VST Large Cap Core Equity Fund seeks long-term capital appreciation as its primary goal and income as its secondary goal.  The fund invests at least 80% of its total assets in common stocks of large-cap companies, defined as companies with market capitalizations in the range of the Russell 1000 Index.  The sub-advisor selects stocks that it believes are attractively valued with active catalysts in place.  Todd Asset Management, LLC, 101 South Fifth Street, Suite 3100, Louisville, KY 40202 is the sub-advisor for the fund.

Touchstone VST Mid Cap Growth Fund

The Touchstone VST Mid Cap Growth Fund seeks to increase the value of fund shares as a primary goal and to earn income as a secondary goal.  The fund normally invests at least 80% of its assets in common stocks of mid-cap U.S. companies, which are defined as companies having a market capitalization in the range represented in the Russell Midcap Index.  The fund invests primarily in stocks of domestic growth companies that the sub-advisor believes have a demonstrated record of achievement with excellent prospects for earnings growth over a 1 to 3 year period. The sub-advisor looks for companies that it believes are reasonably priced with high forecasted earnings potential.  The fund will invest in companies that the sub-advisor believes have shown above average and consistent long-term growth in earnings.  The sub-advisor evaluates companies by using fundamental analysis of the company’s financial statements, interviews with management, analysis of the company’s operations and product development and consideration of the company’s industry category.  Westfield Capital Management Company, L.P., One Financial Center, Boston, MA 02111, is the sub-advisor for the fund

Touchstone VST Money Market Fund

The Touchstone VST Money Market Fund seeks high current income, consistent with liquidity and stability of principal by investing in U.S. government securities and high-quality money market instruments rated in the top two short-term rating categories or determined by the sub-advisor to be of comparable quality.  The fund is a money market fund and seeks to maintain a constant share price of $1.00; although there is no guarantee that it will do so.  Fort Washington Investment Advisors, Inc., which is affiliated with us, is the sub-advisor for the fund and is located at 303 Broadway, Suite 1200, Cincinnati, OH 45202.

Touchstone VST Third Avenue Value Fund

The Touchstone VST Third Avenue Value Fund seeks long-term capital appreciation by investing mainly in common stocks of well-financed companies (meaning companies believed to have high-quality assets and a conservative level of liabilities) at a discount relative to what the sub-advisor believes is their intrinsic value.  The fund invests in companies regardless of market capitalization and invests in both domestic and foreign securities, including depositary receipts.  The fund may invest up to 50% of its total assets in securities of foreign companies and up to 25% of its total assets in companies located in emerging markets.  Third Avenue Management LLC, 622 Third Avenue, New York, NY 10017, is the sub-advisor for the fund.

Touchstone VST ETF Funds

The Touchstone VST ETF Funds (ETF Funds) are mutual funds that invest fixed percentages of assets in various exchange-traded funds (ETFs), primarily in series of the iShares® Funds Trust.  Each ETF Fund is a fund of funds and bears a proportionate share of the expenses charged by the underlying funds in which it invests.  You can invest directly in ETFs and do not have to invest through a variable annuity or mutual fund.

The underlying ETFs trade like a stock on a securities exchange and may be purchased and sold throughout the trading day based on their market price.  Each ETF that is held by one of the ETF Funds is an “index fund”, which seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of a particular index.  It is not possible to invest directly in the index.

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Each ETF Fund allocates its assets among a group of ETFs in different percentages.  Therefore, each ETF Fund has different indirect asset allocations of stocks, bonds, and cash, reflecting varying degrees of potential investment risk and reward for different investment styles and life stages.  Because of market gains or losses by the underlying ETFs, the percentage of any of the ETF Fund’s assets invested in stocks or bonds at any given time may be different than that ETF Fund’s planned asset allocation model.  The sub-advisor will monitor the models and may update and revise the asset allocation percentages employed by each model to reflect changes in the marketplace.

Todd Asset Management, LLC, 101 South Fifth Street, Suite 3160, Louisville, KY 40202, is the advisor for the ETF funds.

Touchstone VST Aggressive ETF Fund

The Touchstone VST Aggressive ETF Fund seeks capital appreciation.  The fund invests primarily in a group of funds of the iShares Trust using a system that prescribes allocations among asset classes intended to minimize expected risk while structuring the fund to optimize potential returns based on historical measures on how each asset class performs.  The sub-advisor typically allocates about 80% of the fund’s assets in stocks and 20% in bonds.

Touchstone VST Conservative ETF Fund

The Touchstone VST Conservative ETF Fund seeks total return by investing for income and capital appreciation.  The fund invests primarily in a group of funds of the iShares Trust using a system that prescribes allocations among asset classes intended to minimize expected risk while structuring the fund to optimize potential returns based on historical measures on how each asset class performs.  The sub-advisor typically allocates about 65% of the fund’s assets in bonds and 35% in stocks.

Touchstone VST Enhanced ETF Fund

The Touchstone VST Enhanced ETF Fund seeks high capital appreciation.  The fund invests primarily in a group of funds of the iShares Trust using a system that prescribes allocations among asset classes intended to minimize expected risk while structuring the fund to optimize potential returns based on historical measures on how each asset class performs.  Those asset classes with the best relative strength, as measured by their relative performance over the prior six months, are overweighted for six months, while the other asset classes are underweighted, thereby increasing the potential for enhanced performance with lower volatility.

Touchstone VST Moderate ETF Fund

The Touchstone VST Moderate ETF Fund seeks total return by investing primarily for capital appreciation and secondarily for income.  The fund invests primarily in a group of funds of the iShares Trust using a system that prescribes allocations among asset classes intended to minimize expected risk while structuring the fund to optimize potential returns based on historical measures on how each asset class performs.  The sub-advisor typically allocates about 60% of the fund’s assets in stocks and 40% in bonds.

Static Asset Allocation Models

We may offer one or more asset allocation models in connection with your variable annuity at no extra charge.  Asset allocation is the process of investing in different asset classes — such as equity funds, fixed income funds, and alternative funds — depending on your personal investment goals, tolerance for risk, and investment time horizon.  By spreading your money among a variety of asset classes, you may be able to reduce the risk and volatility of investing, although there are no guarantees.

We have no discretionary authority or control over your choice of Variable Account Options or your other investment decisions.  We may make available educational information and materials, such as a risk tolerance questionnaire, that may help you select an asset allocation model, but we do not recommend asset allocation models or otherwise provide advice about whether an asset allocation model may be appropriate for you.

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Our asset allocation models are “static.”  Although we may change or terminate asset allocation models we are offering to new contract purchasers, we will not change your allocations unless you advise us to do so.  You will not be notified if the models are terminated or changed.  You will not be provided with information regarding any terminations or changes to the asset allocation models.  If you elect to invest using an asset allocation model, and if you elect automatic rebalancing, we will continue to rebalance your percentage allocations among the Variable Account Options in your existing model.

You should consult your investment professional periodically to consider whether any model you have selected is still appropriate for you.  You may choose to invest in an asset allocation model or change your investment options and asset allocation at any time.

Asset allocation does not ensure a profit, guarantee that your Account Value will increase or protect against a decline if market prices fall.  An asset allocation model may not perform as intended.  Any asset allocation models offered are based on then available Variable Account Options.  We may discontinue the program or add, eliminate or change the models at any time.

The Fixed Accounts

Our Fixed Accounts are offered through a non-unitized separate account, which supports the Guaranteed Rate Options (GROs) and Systematic Transfer Options (STOs) for this annuity contract.  Our General Account supports the portion of the Death Benefit, the Annuity Benefit, and any guarantees offered under a Rider that are in excess of Account Value.  The non-unitized separate account and the General Account are not registered under the Securities Act of 1933 or the 1940 Act.  Disclosures regarding the Fixed Accounts, the General Account and the non-unitized separate account are subject to certain provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses.

Guaranteed Rate Options

We currently offer Guaranteed Rate Options (GROs) with Guarantee Periods of five, seven and ten years.  If you purchased a Pinnacle or Pinnacle III the 10-year GRO is not available.

Each GRO matures at the end of the Guarantee Period you have selected.  We can change the Guarantee Periods available for renewal at any time.  Each contribution or transfer to a GRO establishes a new GRO for the Guarantee Period you choose at the guaranteed interest rate that we declare as the current rate (Guaranteed Interest Rate).  When you put a contribution or transfer into a GRO, a Guaranteed Interest Rate is locked in for the entire Guarantee Period you select.  We credit interest daily at an annual effective rate equal to the Guaranteed Interest Rate.  If your contract is issued in the state of Washington, the GROs are not available.

The value of a contribution or transfer to your GRO is called the GRO value.  Assuming you have not transferred or withdrawn any amounts from your GRO, the GRO value will be the amount you contributed or transferred plus interest at the Guaranteed Interest Rate, less any annual administrative charge and optional benefit charges that may apply.

We may declare an enhanced rate of interest in the first year for any contribution or transfer allocated to a GRO that exceeds the Guaranteed Interest Rate credited during the rest of the Guarantee Period.  This enhanced rate will be declared at the time of your allocation and guaranteed for the first year of the Guarantee Period.  We may also declare and credit a special interest rate or additional interest at any time on any nondiscriminatory basis.  Any enhanced rate, special interest rate or additional interest credited to your GRO will be separate from the Guaranteed Interest Rate and will not be used in the MVA formula.

If you have more than one GRO with the same Guarantee Period, the GROs are considered one GRO for Account Value reporting purposes.  For example, when you receive a statement from us, all of your five-year GROs will be shown as one GRO while all of your seven-year GROs will appear as another GRO, even though they may have different maturity dates and different interest rates.  However, you will

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receive separate notices concerning GRO renewals for each contribution or transfer you have made, since each contribution or transfer will have a different maturity date.

All contributions or transfers you make to a GRO are placed in a non-unitized separate account.  The value of your GROs is supported by the reserves in our non-unitized separate account.

Renewals of GROs

We will notify you in writing before the end of your GRO Guarantee Period.  You must tell us before the end of your Guarantee Period if you want to transfer your GRO Value to one or more Variable Account Options or other GROs.  We will make your transfer to the new Investment Options, including any new Guarantee Period you elect, when we receive your election in Good Order at our Administrative Office, even if the previous Guarantee Period has not ended. You can get our current Guaranteed Interest Rates by calling our Administrative Office.

If we do not receive instructions in Good Order at our Administrative Office before the end of the Guarantee Period, when the Guarantee Period ends we will set up a new GRO for the same Guarantee Period as your old one, if available, at the then-current Guaranteed Interest Rate. If the same Guarantee Period is not available:

•                  For Pinnacle V (May 1, 2007 to December 31, 2011) contracts issued in Florida, Illinois, Maryland, Massachusetts, Minnesota, Pennsylvania, South Carolina, Texas, Utah or Virginia, we will transfer the Account Value in your maturing GRO to a new available Guarantee Period with the next shorter duration.  If no shorter duration is available, we will transfer the Account Value in your maturing GRO to the Touchstone VST Money Market Fund.

If your Account Value is transferred to the Money Market fund, it will be subject to risk of loss, including loss of principal.  If you choose to allow any Account Value in a maturing GRO to go into the Touchstone VST Money Market Fund, you should read the fund’s prospectus and understand the risks before investing.  The Touchstone VST Money Market Fund charges management fees and other expenses that are deducted from the fund.  Also, the Mortality and Expense Risk charge for your variable annuity will be deducted from the Account Value invested in the Touchstone VST Money Market Fund, as with all of the Variable Account Options.

•                  For Pinnacle V (May 1, 2007 to December 31, 2011) contracts issued in any state other than those states listed above, and for all other versions of the Pinnacle issued in any state that are covered by this prospectus, we will transfer the Account Value in your maturing GRO to a new available Guarantee Period with the next shorter duration.  If no shorter duration is available, we will transfer the Account Value in your maturing GRO to a new available Guarantee Period with the next longer duration.  For example, if your maturing GRO was a three-year GRO and when it matures, only the five-year, seven-year or ten-year GROs are available, your new GRO will be for five years.

You cannot renew into a GRO that would mature after your Maximum Retirement Date.

Market Value Adjustments

An MVA is an adjustment, either up or down, that we make to your GRO Value if you surrender your contract, make a partial withdrawal or transfer from your GRO or elect an Annuity Benefit before the end of the Guarantee Period.  An MVA also applies to a Distribution on Death of the owner before the end of the Guarantee Period, but not on the payment of Death Benefits (paid after the death of the Annuitant).  No MVA applies to partial withdrawals up to the Free Withdrawal Amount at any time.  No MVA applies to partial withdrawals or transfers, election of Annuity Benefits or calculations of Distributions on Death, within 30 days of the expiration of the GRO Guarantee Period.  The MVA does not apply to partial withdrawals taken to meet required minimum distributions under the Tax Code as long as you do not take additional partial withdrawals during the Contract Year that exceed any remaining Free Withdrawal Amount.  The value after the MVA (Adjusted Account Value) may be higher or lower than the GRO Value.

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The MVA we apply to your GRO is based on the changes in our Guaranteed Interest Rate.  Generally, if our Guaranteed Interest Rate has increased since the time of your contribution or transfer to the GRO, the MVA will reduce your GRO Value.  On the other hand, if our Guaranteed Interest Rate has decreased since the time of your contribution or transfer, the MVA will generally increase your GRO Value.

The MVA for a GRO is determined by the following formula(12):

MVA = GRO Value x [(1 + A)N/12 / (1 + B + .0025)N/12 - 1], where

A is the Guaranteed Interest Rate being credited to the GRO subject to the MVA;

B is the current Guaranteed Interest Rate, as of the effective date of the application of the MVA, for current allocations to a GRO, the length of which is equal to the number of whole months remaining in your GRO. Subject to certain adjustments, if that remaining period is not equal to an exact period for which we have declared a new Guaranteed Interest Rate, B will be determined by a formula that finds a value between the Guaranteed Interest Rates for GROs of the next highest and next lowest Guarantee Period; and

N is the number of whole months remaining in your GRO.

If the remaining term of your GRO is 30 days or less, the MVA for your GRO will be zero.  If for any reason we are no longer declaring current Guaranteed Interest Rates, then to determine B we will use the yield to maturity of United States Treasury Notes with the same remaining term as your GRO.  If that remaining period is not equal to an exact term for which there is a United States Treasury Note, B will be determined by a formula that finds a value between the yield to maturity of the next highest and next lowest term, subject to certain adjustments.

See Appendix C for illustrations of the MVA.

Systematic Transfer Options

We offer Systematic Transfer Options (STOs) that provide a fixed interest rate guaranteed for the STO period selected and paid on your contributions while they are in the STO.  Available STO periods are six months and one year.  All STO contributions will be transferred into the Variable Account Options within either six months or one year of your STO contribution, depending on which STO you select.  We do not allow transfers from a STO to a GRO.  We require a minimum contribution to the STO of $6,000 to fund the six-month STO or $12,000 to fund the one-year STO.  We will automatically transfer equal amounts monthly for the six-month STO and either monthly or quarterly for the one-year STO.

The STOs are available for new contributions only.  You cannot transfer from other Investment Options into the STOs.  We do not accept Systematic Contributions into the STOs.  See “Systematic Transfer Program” in Part 9 for more details.  The STO is not available in Washington.

Part 4 — Deductions and Charges

Mortality and Expense Risk Charge

We deduct a daily charge equal to an annual effective rate applied to your Account Value in the Variable Account Options to cover mortality and expense risk and certain administrative expenses.

If you purchased a Pinnacle or Pinnacle III, your annual effective rate is 1.35%.  If you purchased a Pinnacle IV, your annual effective rate is 1.45%.  If you purchased a Pinnacle V, your annual effective rate is 1.55%.

(12)  The formula for contracts issued in Pennsylvania is MVA = GRO Value x [(1 + A)N/12 / (1 + B)N/12 - 1].

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A portion of the mortality and expense risk charge pays us for assuming the mortality risk and the expense risk under the contract.  The mortality risk, as used here, refers to our risk that Death Benefits are greater than anticipated, or that annuitants, as a class of persons, will live longer than estimated and we will be required to pay out more Annuity Benefits than anticipated.  The expense risk is our risk that the expenses of administering the contract will exceed the reimbursement for administrative expenses.

Administrative expenses include processing applications, issuing contracts, processing customer orders and other requests, making investments, providing regular reports and confirmations to customers, providing reports and updates to regulators, maintaining accounting records for each contract owner, administering income payments, furnishing accounting and valuation services (including the calculation and monitoring of the daily Unit Values), reconciling and depositing cash receipts, and providing forms.  The administration expense may also reimburse us for the costs of distribution of this variable annuity.

We expect to make a profit from this fee.  The mortality and expense risk charge cannot be increased without your consent.

Annual Administrative Charge

We charge an annual administrative charge of $30, which is deducted on the last day of the Contract Year if your Account Value is less than $50,000 on that day.  This charge is taken pro rata from your Account Value in each Investment Option.  The part of the charge deducted from the Variable Account Options reduces the number of Units you own.  The part of the charge deducted from the Fixed Accounts is withdrawn in dollars.  The annual administrative charge is pro-rated if, during a Contract Year, you surrender the contract, select an Annuity Benefit or upon the calculation of a Death Benefit or Distribution on Death of owner.

Portfolio Charges

The Variable Account Options buy shares of the corresponding Portfolios at each Portfolio’s net asset value.  The price of the shares reflects investment management fees and other expenses that have already been deducted from the assets of the Portfolios.  Please refer to Appendix G and the individual Portfolio prospectuses for complete details on Portfolio expenses and related items.

Withdrawal Charge

If you withdraw your contributions, you may be charged a withdrawal charge of up to 8%.  The amount of the withdrawal charge is a percentage of each contribution and not of the Account Value.  The charge varies, depending upon the “age” of the contributions included in the withdrawal - that is, the number of years that have passed since each contribution was made.

Contribution Year	Charge as a Percentage of the Contribution Withdrawn
1	8%
2	7%
3	6%
4	5%
5	4%
6	3%
7	2%
thereafter	0

If you purchase a Pinnacle contract before December 31, 1996, you may be charged a withdrawal charge of up to 7%.  The amount of the withdrawal charge is a percentage of each contribution and not of the Account Value.  The charge varies, depending upon the “age” of the contributions included in the

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withdrawal - that is, the number of years that have passed since each contribution was made.

Contribution Year	Charge as a Percentage of the Contribution Withdrawn
1	7%
2	6%
3	5%
4	4%
5	3%
6	2%
thereafter	0

When you take a withdrawal, the oldest contribution is treated as the first withdrawn, then next oldest and so on.  Any gain or earnings in your contract come out only after an amount equal to all your contributions, and any applicable charges on those contributions, is withdrawn.  Please note, however, that for tax purposes, withdrawals generally are considered gain first.  See Part 8.

Because withdrawal charges apply to your contributions, if your Account Value has declined due to poor performance of your selected Variable Account Options, the withdrawal charge may be greater than the amount available for withdrawal.  In some instances, your Account Value may be positive, but you will not have money available to withdraw due to the amount of the withdrawal charge still applicable to your contributions.  Withdrawal charges apply to the withdrawal charge amount itself since this amount is part of the Account Value withdrawn.

Partial withdrawals up to the Free Withdrawal Amount of 10% are not subject to the withdrawal charge.  More details on the Free Withdrawal Amount are in Part 5, in the section titled “Withdrawals.”

We will not deduct a withdrawal charge from:

•        Death Benefit paid on the death of the Annuitant; or

•        withdrawal used to buy an immediate Annuity Benefit from us after the first Contract Anniversary with either (i) life contingencies, or (ii) a period certain that provides for fixed payments over at least five years.  (A five-year period certain may not be available, in which case you will have to select a longer period from the available periods.)

While a contribution is subject to a withdrawal charge, we do not allow you to transfer that contribution to another annuity or other investment using Section 1035 of the Tax Code or as a trustee-to-trustee transfer of a Qualified Annuity.  For more information, see Part 8, section titled “Exchanges and Transfers.”

For more information and examples of the application of a withdrawal charge, see Appendix B.

Hardship Waiver

We may waive the withdrawal charge on full or partial withdrawal requests of $1,000 or more under a hardship circumstance.  We may also waive the MVA on any amounts withdrawn from the GROs.  Hardship circumstances may include the owner’s (1) confinement to a nursing home, hospital or long-term care facility, (2) diagnosis of terminal illness with any medical condition that would result in death or total disability, and (3) unemployment for at least 180 consecutive days.  (The hardship waiver does not include unemployment on contracts issued in Indiana, Montana, New Jersey, Oregon, Texas and Washington.)  We can require reasonable notice and documentation including, but not limited to, a physician’s certification and Determination Letter from a State Department of Labor.  The waivers of the withdrawal charge and MVA apply to the owner, not to the Annuitant.  If there are joint owners and either meet the requirements, the waiver will be applied.  The hardship waiver is not available on contracts issued in South Dakota.  Hardship Waivers were not available for Pinnacle contracts issued prior to

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February 15, 1997.

Commission Allowance and Additional Payments to Distributors

We generally pay a commission to the sales representative equal to a maximum of 7.50% of contributions and up to 1.00% trail commission paid on Account Value starting as early as the second Contract Year.  Commissions may vary due to differences between states, sales channels, sales firms and special sales initiatives.

A broker-dealer or financial institution that distributes our variable annuity contracts may receive additional compensation from us for training, marketing or other services provided.  These services may include special access to sales staff, and advantageous placement of our products.  We do not make an independent assessment of the cost of providing such services.

Integrity has agreements with some broker-dealer firms under which we pay varying amounts on contributions paid, but no more than 0.25% of Account Value, for enhanced access to their registered representatives.  The broker-dealer firms are BB&T Investment Services, Inc., Comerica Securities, Inc., Cuso Financial Services, L.P., Fifth Third Securities, Inc., Frost Brokerage Services, Inc., Hancock Investment Services, Inc., LPL Financial Corporation, M&T Securities, Inc.

Depending on the arrangements in place at any particular time, a broker-dealer, and the registered representatives associated with it, may have a financial incentive to recommend a particular variable annuity contract.  This could be a conflict of interest.  You can find more about additional compensation in the Statement of Additional Information.

Optional Benefit Charges

You may have purchased one of the Riders offered with this contract, which provide optional benefits for an additional cost The additional cost of each Rider, along with complete details about the benefits, is provided in Part 6.

Transfer Charge

You have 12 free transfers during a Contract Year.  We charge $20 for each additional transfer during that Contract Year.  Transfers under our Dollar Cost Averaging, Customized Asset Rebalancing, or Systematic Transfer Programs described in Part 9 do not count toward the 12 free transfers and we do not charge for transfers made under these programs.

Tax Reserve

In the future, we may charge for taxes or set aside reserves for taxes, which will reduce the investment performance of the Variable Account Options.

State Premium Tax

We will not deduct state premium taxes from your contributions before investing them in the Investment Options, unless required by your state law.  If you elect an Annuity Benefit, we will deduct any applicable state premium taxes from the amount available for the Annuity Benefit.  State premium taxes currently range from 0 to 3.5%.

Part 5 — Terms of Your Variable Annuity

Purchasing the Contract

If you wish to purchase this annuity contract, you must apply for it through an authorized sales representative.  The sales representative will send your completed application to us, and we will decide

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whether to accept or reject it.  If we accept your application, we will issue a contract and send it to you either directly or through your sales representative.

To apply for this contract, you must be of legal age to enter into a contractual relationship under applicable state law.  You must be no older than 85 at the time of application.

Contributions

Minimum initial contribution	$1,000
Minimum additional contribution(13)	$100
Maximum total contributions	$1,000,000 if the Annuitant is age 75 or younger $ 500,000 if the Annuitant is age 76 or older

Different contribution limits apply if you select the GLIA Rider.  See Part 6.  If your contract is a Qualified Annuity, we will measure your additional contributions against any maximum limits for annual contributions set by federal law.  If your contract is a Qualified Annuity, and you transfer or rollover money in the calendar year on or after you reach age 70½, you must take your required minimum distributions for the current calendar year before you purchase this contract.  See Part 8, section titled “Tax-Favored Retirement Programs” for more information about required minimum distributions.

Initial Contributions

We will invest your contributions in the Investment Options you select on your application.  We will use your initial contribution allocated to the Variable Account Options to purchase Units at the Unit Value determined no later than two Business Days after we receive the contribution and your complete application in Good Order at our Administrative Office.  If the application is not in Good Order, we may retain the initial contribution for up to five Business Days while attempting to complete it.  If the application is not in Good Order within five Business Days, you will be informed of the reason for the delay.  We will return the initial contribution to you unless you specifically allow us to hold the contribution until the application is completed.

Additional Contributions

We will credit each additional contribution on the Business Day we receive it in Good Order at our Administrative Office.  We will use contributions allocated to Variable Account Options to purchase Units at the Unit Value as of the next close of the New York Stock Exchange.

We will invest each additional contribution according to the allocation we have on record as your “future allocation.”  You can change your future allocation for additional contributions at any time by writing to the Administrative Office.  The request must include your contract number, the new allocation and your signature.  When we receive it at our Administrative Office, the change will be effective for any contribution that accompanies it and for all future contributions.  We can also accept allocation changes by telephone.  See “Transfers” in Part 5.

We will accept additional contributions at any time up to eight years before your Maximum Retirement Date.    We may refuse additional contributions if: (1) we previously discontinued accepting additional contributions into the annuity contract or any Investment Option; (2) the additional contribution does not meet our minimum additional contribution amount or exceeds our maximum contribution amount for the annuity contract or for a specific Investment Option; or (3) for any reason allowed by law.

Allocations on Record

Changing your future allocation does not change the current allocation of your Account Value or the allocation used for rebalancing, if any.  You must provide specific instructions if you wish to change your current allocation or rebalancing allocation.  You should review your allocations periodically to ensure they still meet your investment goals and needs.

(13)  If your contract is issued in the state of Washington, you may make additional contributions only during the first Contract Year.  If your contract was issued in Oregon, you cannot make any additional contributions.

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Units in Our Separate Account

Your investment in the Variable Account Options is used to purchase Units.  On any given day, the value you have in a Variable Account Option is the number of Units you own in that Variable Account Option multiplied by the Unit Value.  The Units of each Variable Account Option have different Unit Values.

Units are purchased when you make new contributions or transfer amounts to a Variable Account Option.  Units are redeemed (sold) when you make withdrawals or transfer amounts out of a Variable Account Option into a different Investment Option.  We also redeem Units to pay the Death Benefit when the Annuitant dies, to make a Distribution on Death of owner, to pay the annual administrative charge, to pay for certain optional benefits and to purchase an Annuity Benefit.  The number of Units purchased or redeemed in any Variable Account Option is calculated by dividing the dollar amount of the transaction by the Variable Account Option’s Unit Value, calculated as of the next close of business of the New York Stock Exchange.

If we make a mistake in executing any purchase or redemption, we will reprocess any trades made in error and ensure that you receive the correct unit values.  We will put you in the same position you otherwise would have been in.  Depending on the change in unit values between the error and correction, we may experience a gain or loss as a result of the reprocessing.

The Unit Values of the Variable Account Options fluctuate with the investment performance of the corresponding Portfolios, which reflects the investment income, realized and unrealized capital gains and losses of the Portfolios, as well as the Portfolio’s expenses.

How We Determine Unit Value

We determine Unit Values for each Variable Account Option after the close of business of the New York Stock Exchange, which is normally 4 p.m. Eastern Time on each Business Day.  The Unit Value of each Variable Account Option for any Business Day is equal to the Unit Value for the previous Business Day, multiplied by the net investment factor for that Variable Account Option on the current Business Day.  We determine a net investment factor for each Variable Account Option as follows:

•                  First, we take the value of the Portfolio shares that belong to the corresponding Variable Account Option at the close of business that day.  For this purpose, we use the share value reported to us by the Portfolios.

•                  Next, we add any dividends or capital gains distributions by the Portfolio on that day.

•                  Then we charge or credit for any taxes or amounts set aside as a reserve for taxes.

•                  Then we divide this amount by the value of the Portfolio shares that belong to the corresponding Variable Account Option at the close of business on the last day that a Unit Value was determined.

•                  Finally, we subtract the mortality and expense risk charge for each calendar day since the last day that a Unit Value was determined (for example, a Monday calculation will include charges for Saturday and Sunday).  The daily charge is an amount equal to an annual effective rate of 1.55% for Pinnacle V, 1.45% for Pinnacle IV and 1.35% for Pinnacle III and Pinnacle, not including any rider charges.

Generally, this means that we adjust Unit Values to reflect the investment experience of the Portfolios and the mortality and expense risk charge.

Transfers

You may transfer all or any part of your Account Value among the Variable Account Options and the

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GROs, subject to our transfer restrictions:

•                  The amount transferred must be at least $250 or, if less, the entire amount in the Investment Option.

•                  Transfers into a GRO will establish a new GRO for the Guarantee Period you choose at the then-current Guaranteed Interest Rate.

•                  Transfers out of a GRO more than 30 days before the end of the Guarantee period are subject to an adjustment of the value called an MVA.  See Part 3.

•                  Transfers into and out of the GLIA Investment Options, GMWB Investment Options and Guaranteed Return Plus Investment Options are restricted.  See Part 6.

If you reallocate some or all of your Account Value invested in the Variable Account Options and the GROs at one time, it will count as one transfer.

You have 12 free transfers during a Contract Year.  After this limit is reached, we charge $20 for each additional transfer during that Contract Year.  See Part 4, section titled “Transfer Charge.”

You may request a transfer by writing to our Administrative Office at the address in the Glossary.  Mail sent to any other address may not be in Good Order.  Each request for a transfer must be signed by you and specify:

•              the contract number

•              the amounts to be transferred, and

•              the Investment Options to and from which the amounts are to be transferred.

If one portion of a transfer request involving multiple Investment Options violates our policy or is not in Good Order, the entire transfer request will not be processed.

You may also request transfers through our telephone transfer service using your personal identifiers.  We will honor telephone transfer instructions from any person who provides correct identifying information.  We are not responsible for fraudulent telephone transfers we believe to be genuine according to these procedures.  Accordingly, you bear the risk of loss if unauthorized persons make transfers on your behalf.  You may request telephone transfers from 9:00 a.m. to 5:00 p.m., Eastern Time, on any day we are open for business.

If we receive your transfer request at our Administrative Office before 4:00 p.m. Eastern Time on a Business Day, you will receive the Unit Values for the Variable Account Options as of the close of business on the day we receive your transfer request in good order at our Administrative Office.  Transfer requests for Variable Account Options received by us at or after 4:00 p.m. Eastern Time (or the close of the New York Stock Exchange, if earlier) on a Business Day, or anytime on a day other than a Business Day, will be processed using Unit Values as of the close of business on the next Business Day.  We will confirm all transfers in writing.

A transfer request or a reallocation of your Account Value does not change your future allocation or rebalancing allocation on file.  You must provide specific instructions if you wish to change these allocations.

Excessive Trading

We reserve the right to limit the number of transfers in any Contract Year or to refuse any transfer request for an owner or certain owners if we are informed by one or more of the Portfolios that the purchase or redemption of shares is to be restricted because of excessive trading, or that a specific transfer or group of transfers is expected to have a detrimental effect on share prices of affected Portfolios.

We reserve the right to modify these restrictions or to adopt new restrictions at any time and in our sole discretion.

We will notify you or your designated representative if your requested transfer is not made.  Current SEC

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rules preclude us from processing your request at a later date if it is not made when initially requested.  Accordingly, you will need to submit a new transfer request in order to make a transfer that was not made because of these limitations.

Specific Notice Regarding the Use of this Annuity for Market Timing or Frequent Trading

This contract is not designed to serve as a vehicle for frequent trading in response to short-term fluctuations in the stock market.  Any individual or legal entity that intends to engage in stale price arbitrage, utilize market timing practices or make frequent transfers to take advantage of inefficiencies in mutual fund pricing or for any other reason should not purchase this contract.  These abusive or disruptive transfers can have an adverse effect on management of a Portfolio, increase Portfolio expenses and affect Portfolio performance.

The following policies for transfers between Investment Options are designed to protect contract owners from frequent trading activity.  However, we may not be able to detect all frequent trading, and we may not be able to prevent transfers by those we do detect.  As detecting frequent trading and preventing its recurrence is, in many circumstances, a reactive response to improper trading, we cannot guarantee, despite our policies and procedures, that we will detect all frequent trading in our contracts, prevent all frequent trading and prevent all harm caused by frequent trading.

1.                                      Prohibited Transfers.  Under normal market conditions, we will refuse to honor the following transfer requests:

•                        a transfer request into an International or High Yield Variable Account Option (as defined by us) if, within the preceding five Business Days, there was a transfer out of the same Variable Account Option;

•                        a transfer request out of an International or High Yield Variable Account Option if, within the preceding five Business Days, there was a purchase or transfer into the same Variable Account Option.

2.                                      Allowable Transfers Accompanying a Prohibited Transfer.  We cannot honor an otherwise allowable transfer request if it is made at the same time or accompanies a request for a Prohibited Transfer.

3.                                      Notification.  We will notify you if your requested transfer is not made.

4.                                       Suspension or Revocation of Same-Day Transfer Privileges.  If you, as owner (or agents acting on your behalf) engage in market timing or excessive trading, as determined by a Portfolio’s investment advisor in its sole discretion, you may have your same-day transfer privileges suspended or revoked in accordance with the Portfolio’s policies set forth in its prospectus.

•                        If your same-day transfer privileges are revoked, you will be required to submit all future transfer requests by U.S. mail or overnight delivery service.  Transfer requests made by telephone, Internet, fax, same-day mail or courier service will not be accepted.

•                        In addition, if you wish to cancel a transfer request, your cancellation request must also be in writing and received by U.S. mail or overnight delivery service.  The cancellation request will be processed as of the day it is received.

5.                                       20 Investment Option Transfers Permitted.  You may submit 20 Investment Option transfers each Contract Year for each contract by U.S. mail, Internet, telephone request, or fax.

•                        All requests for transfers among your Investment Options in excess of 20 per Contract Year must be submitted by regular U.S. mail or overnight delivery.  Transfer requests made by telephone, Internet, fax, same day mail or courier service will not be accepted, and Internet

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trading privileges will be suspended.  If you want to cancel a written Investment Option transfer, you must also cancel it in writing by U.S mail or overnight delivery service.  We will process the cancellation request as of the day we receive it.

•                        Upon reaching your next Contract Anniversary, you will again be provided with 20 Investment Option transfers.  The number of allowable Investment Option transfers is non-cumulative and may not be carried over from year to year.

•                        Transfers made under our Dollar Cost Averaging Program, Systematic Transfer Option Program, Customized Asset Rebalancing Program, or other related programs we may offer are not counted toward the 20 Investment Option transfer limitation.  If we or a Portfolio’s investment advisor determine in our sole discretion that you are manipulating these or similar programs to circumvent our transfer policies, however, we may take any action that we deem appropriate to stop this activity.  This could include (but is not limited to) revoking your same-day transfer privileges or your ability to utilize these programs.

Conformity with these policies does not necessarily mean that trading will not be deemed to constitute market timing.  If it is determined by us or by a Portfolio’s investment advisor, in our sole discretion, that you are attempting to engage in improper trading, your same-day transfer privileges may be suspended or revoked.  We may reverse transactions made in violation of our market timing or frequent trading policies.  We will take into consideration any information, data and directives provided to us by the Portfolios’ investment advisors regarding improper trading.

We have entered into agreements with each Portfolio company as required by Rule 22c-2 of the 1940 Act.  The agreements require us to engage in certain monitoring and reporting of trading activity and bind us to implement instructions from the Portfolio if its frequent trading policies are violated or if the Portfolio determines, in its sole discretion, that disruptive trading has occurred.  If we are notified by a Portfolio’s investment advisor that the frequency or size of trades by an individual or group of individuals is disruptive to the management of the Portfolio, and the investment advisor asks us to rescind a previously executed trade or restrict further trading in that Portfolio by the individual or group, we will comply with that request promptly.  We will rescind a trade or impose the Portfolio’s investment advisor’s restriction even if the transactions otherwise conform to our policies.  We do not grant waivers of these policies to particular investors or classes of investors.

We may modify these restrictions at any time in our sole discretion.

Withdrawals

You may make withdrawals as often as you wish.  Each non-systematic withdrawal must be at least $300.  Unless you request a withdrawal from a specific Investment Option, we will take the withdrawal from your Investment Options pro rata, in the same proportion their value bears to your total Account Value.  For example, if your Account Value is divided in equal 25% shares among four Investment Options, when you make a withdrawal, 25% of the Account Value withdrawn will come from each of your four Investment Options.  For purposes of this pro rata calculation, the total Account Value in all GROs of the same duration or all STOs of the same duration will be treated as one Investment Option.  The portion of the money coming from more than one GRO or STO of the same duration will be withdrawn first from the oldest GRO or STO.  For information on systematic withdrawals, see Part 9.

We process withdrawals when we receive your request in Good Order at our Administrative Office.  When you take a withdrawal from a Variable Account Option, Units are redeemed at the Unit Value as of the next close of the New York Stock Exchange.

For partial withdrawals, the total amount deducted from your Account Value will include:

•                  the withdrawal amount requested,

•                  plus or minus any MVA that applies (see Part 3, section titled “Market Value Adjustments”),

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•                  plus any withdrawal charge that applies (see Part 4, section titled “Withdrawal Charge”).

The net amount you receive will be the amount you requested, less any applicable tax withholding.  Generally, withdrawals you make before you are 59½ years old are subject to a 10% federal tax penalty.  If your contract is part of a tax-favored retirement plan, the plan may limit your withdrawals.  See Part 8.

Withdrawals are attributed to your Account Value in the following order:  (1) any remaining Free Withdrawal Amount; (2) contributions that are no longer subject to a withdrawal charge and have not yet been withdrawn; (3) contributions subject to a withdrawal charge; and (4) any gain, interest, or other amount that is not considered a contribution.  Your investment comes out first, beginning with the oldest contribution first, then next oldest and so on.  Any gain or earnings in your contract come out only after an amount equal to all contributions, and any applicable charges on those contributions, are withdrawn.  Please note, however, that for tax purposes, withdrawals are considered to be gain first.  See Part 8.

Your financial professional or a third party may have offered you asset allocation or investment advisory services for your contract.  Fees you pay for such investment advisory services are in addition to any contract charges.  While we no longer allow new arrangements for payment for such services from your Account Value, you may have such an arrangement already in place. If so, you should be aware that these payments are withdrawals from your Account Value and could be subject to a withdrawal charge.  We will withdraw the requested payment according to the third party’s instructions (including instructions about which Investment Options to withdraw the fee from) and send you a confirmation of the transaction.  We will not verify the accuracy of the amount requested.  If you purchased a GLIA Rider or a Guaranteed Minimum Withdrawal Benefit (GMWB) Rider, these payments could also cause a Nonguaranteed Withdrawal or make you ineligible to receive a Bonus. We, therefore, do not recommend using this annuity contract to pay for such services.

Certain Death Benefits and optional benefits are reduced by withdrawals on a proportional basis.  See Part 5, section titled “Death Benefits Paid on Death of Annuitant” and Part 6.

Additional restrictions apply to withdrawals from the GLIA Investment Options.  See Part 6.

Examples of withdrawals and the application of a withdrawal charge are located in Appendix B.

Free Withdrawal Amount

You may take your Free Withdrawal Amount each Contract Year without a withdrawal charge or MVA.

If you purchased a Pinnacle, Pinnacle III or Pinnacle V contract, the Free Withdrawal Amount is the greater of:

•                  10% of your Account Value on the date of the withdrawal, minus any previous withdrawals during that Contract Year; or

•                  10% of your Account Value at your most recent Contract Anniversary, minus any previous withdrawals during that Contract Year.  (During your first Contract Year, this amount is 10% of your initial contribution received on the Contract Date.)

If you purchased a Pinnacle IV contract, the Free Withdrawal Amount is the greater of:

•                  15% of your Account Value during a Contract Year minus any previous withdrawals during that Contract Year; or

•                  15% of your Account Value at your most recent Contract Anniversary minus any previous withdrawals during that Contract Year.

If you do not take the Free Withdrawal Amount in any one Contract Year, you cannot add it to the next year’s Free Withdrawal Amount.

The Free Withdrawal Amount does not apply to a full surrender.  Taking your Free Withdrawal Amount will not reduce the total withdrawal charges applicable to your contract.  If you take a withdrawal or surrender the contract, we will assess any applicable withdrawal charge on the amount of your

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contributions withdrawn, which are not reduced for any Free Withdrawal Amount you have taken.

The Free Withdrawal Amount is available for withdrawal only.  You may not use your Free Withdrawal Amount as a transfer to another annuity or other investment under Section 1035 of the Tax Code or as a trustee-to-trustee transfer of qualified assets.  For more information, see Part 8, section titled “Exchanges and Transfers.”

Assignments

We do not allow assignment of your contract.

Death Benefit Paid on Death of Annuitant

Unlike some other variable annuities, this contract pays the Death Benefit upon the Annuitant’s death, rather than upon the owner’s death.  (See section titled “Distribution on Death of Owner” for discussion of amount paid on death of owner who is not the Annuitant.)  You name the Annuitant’s beneficiary (or beneficiaries).  We will pay a Death Benefit to the Annuitant’s surviving beneficiary if:

•        the Annuitant dies before the Retirement Date (after the Retirement Date, the Death Benefit no longer exists); and

•        there is no contingent Annuitant.

A Death Benefit will not be paid after the Annuitant’s death if there is a contingent Annuitant.  In that case, the contingent Annuitant becomes the new Annuitant under the contract.  The Annuitant and any contingent Annuitants may not be changed once the contract has been issued.

If an Annuitant’s beneficiary does not survive the Annuitant, then the Death Benefit is generally paid to the Annuitant’s estate.  If the owner is a trust, custodian or other entity, the owner must name itself as the Annuitant’s sole beneficiary and the owner’s sole beneficiary.

The Annuitant’s beneficiary may elect to take the Death Benefit in one of the following forms:

1.              lump sum — if the beneficiary elects this option, we will pay the Death Benefit to the Annuitant’s beneficiary.

2.              deferral for up to five years — if the beneficiary elects this option, we will allow the beneficiary to keep the Death Benefit amount invested in the Variable Investment Options currently available for a period of up to five years.  At the end of five years, the entire amount must be paid to the beneficiary.

3.              irrevocable income payout option — if the beneficiary elects this option, he or she must choose to receive the Death Benefit either as an immediate annuity with a life contingency or as substantially equal payments over his or her life expectancy.  If payment over the life expectancy is elected, we will allow the beneficiary to keep the Death Benefit amount invested in the Variable Investment Options currently available, to the extent this does not conflict with the Tax Code requirements under which this option is available (primarily section 72(s) of the Tax Code.)  This option is only available if elected within 60 days.  Distributions must begin within one year from the date of death.

If the beneficiary selects option two or three above, he or she will receive the guaranteed minimum interest rate applied to the Fixed Accounts under the current version of the contract, which may be lower than the guaranteed minimum interest rate applied to the Fixed Accounts in your contract. If the beneficiary fails to make an election within a reasonable time, we may automatically process the claim as if option two were elected.

If beneficiary is not a human being, the beneficiary must elect either a lump sum or deferral for up to five years.

You may elect to have the Death Benefit paid to the Annuitant’s beneficiary as an Annuity Benefit, in

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which case the Annuitant’s beneficiary will not have the choices above, but will receive the death benefit in the form you have elected.

You may change the Annuitant’s beneficiary by sending the appropriate form in Good Order to the Administrative Office.  We may limit the number of beneficiaries you can have at one time.  If the owner is a trust, custodian or other entity, the owner must name itself as the Annuitant’s sole beneficiary and the owner’s sole beneficiary.

Please consult your financial professional and tax advisor in order to identify your beneficiaries properly so that the Death Benefit is paid to the intended beneficiary, and to structure your contract so that spousal continuation can occur, if that is your intention.  See Appendix D for assistance in structuring your contract.

Death Benefit for contracts Issued between May 1, 2004 and December 31, 2011

For contracts where the Annuitant’s age on the Contract Date is up to and including age 85, the Death Benefit will be the greatest of:

•                  highest Account Value on any Contract Anniversary before the Annuitant’s 81st birthday, plus any contributions received after that Contract Anniversary, minus a proportional adjustment for any withdrawals (and associated charges) taken after that Contract Anniversary;

•                  total contributions, minus a proportional adjustment for any withdrawals (and associated charges); or

•                  the Account Value on the Death Benefit Date.

The amount of the Death Benefit is determined on the Death Benefit Date and if the Death Benefit is greater than the Account Value, we will invest the difference in the contract on the Death Benefit Date.

Death Benefit for contracts issued between May 1, 1998 and April 30, 2004

For contracts where the Annuitant’s age on the Contract Date is up to and including age 85:

If the Annuitant dies before age 90 (or the contract’s 10th Contract Anniversary, if later) and before annuity payments have started, the Death Benefit will be the greatest of:

•                  your highest Account Value on any Contract Anniversary before Annuitant’s age 81, plus any contributions received after that Contract Anniversary, minus a proportional adjustment for any withdrawals (and associated charges) received after that Contract Anniversary; or

•                  total contributions, minus any withdrawals (and associated charges); or

•                  the Account Value on the Death Benefit Date.

If the Annuitant dies at or over age 90 (or after the contract’s 10th Contract Anniversary, if later), the Death Benefit is the Account Value at the end of the Business Day when we receive proof of death.

For contracts issued after the Annuitant’s 86th birthday, the Death Benefit is your current Account Value.

Death Benefit for contracts issued between January 1, 1997 and April 30, 1998

For contracts issued before the Annuitant’s 80th birthday, the Death Benefit is the highest of:

•                  your highest Account Value on any Contract Anniversary before Annuitant’s age 81, plus subsequent contributions and minus subsequent withdrawals (and associated charges);

•                  total contributions, minus subsequent withdrawals (and associated charges); or

•                  the Account Value on the Death Benefit Date.

For contracts issued after the Annuitant’s 80th birthday, the Death Benefit is your current Account Value.

Death Benefit for contracts issued between May 1, 1996 and December 31, 1996, the Death Benefit is the greatest of:

•                  the annuity value on the Death Benefit Date;

•                  your highest annuity value at the beginning of any Contract Year, plus subsequent contributions and

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minus subsequent withdrawals (and associated charges); or

•                  your total contributions minus the sum of withdrawals (and associated charges)

Death Benefit for contracts issued between January 1, 1995 and April 30, 1996, the Death Benefit is the greatest of:

•                  your annuity value on the seventh Contract Anniversary plus subsequent contributions, minus subsequent withdrawals (and associated charges);

•                  your highest annuity value on any Contract Anniversary after the seventh Contract Anniversary plus subsequent contributions minus subsequent withdrawals (and associated charges) (this option is available in some states only if you elected it);

•                  total contributions minus the sum of withdrawals (and associated charges); or

•                 the annuity value on the Death Benefit Date.

Death Benefit for contracts issued before January 1, 1995, the amount of the Death Benefit is the greatest of:

•                  the annuity value Death Benefit Date;

•                  the annuity value at the beginning of the seventh Contract Year plus subsequent contributions and minus subsequent withdrawals (and associated charges);

•                  your total contributions minus the sum of withdrawals (and associated charges); or

•                  for Annuitants younger than 70 years old on the birthday nearest the Contract Date, an enhanced minimum Death Benefit, explained below.

The enhanced minimum Death Benefit is the same as the guaranteed Death Benefit, except that the guaranteed Death Benefit may not exceed the maximum guaranteed Death Benefit.

The guaranteed Death Benefit on your Contract Date is your initial contribution.  After that, every month we recalculate that portion of your guaranteed Death Benefit allocated to the Variable Account Options by adding interest at an annual rate of 7% until the Contract Anniversary nearest the Annuitant’s 70th birthday, subject to the maximum.  We subtract from that the sum of any withdrawals or transfers from the Variable Account Options during the month and a pro rata amount of the interest accumulated that applies to the withdrawn or transferred amount.  Therefore, your guaranteed Death Benefit at any time, subject to the maximum, is the sum of (1) your Guarantee Period Values, and (2) your contributions allocated to the Variable Account Options, including the amount of interest calculated on the values allocated to your Variable Account Options for purposes of determining the guaranteed Death Benefit, less any withdrawals or transfers and less the interest calculated on a pro rata basis on those withdrawals or transfers.

Your maximum guaranteed Death Benefit is determined by totaling your contributions during your first five Contract Years, subtracting all withdrawals (and associated charges), multiplying the result by two, and then adding that to your total contributions made after the first five Contract Years.

Effect of Withdrawals on the Death Benefit if a Proportional Adjustment is Applied

If you take withdrawals from your contract, we will make a proportional adjustment to your Death Benefit.  This means that your Death Benefit will be reduced by the same percentage as your withdrawal bears to your Account Value at the time of withdrawal.  For example:

•                  if your Death Benefit is $100,000, and your current Account Value is $80,000,

•                  and you take a withdrawal of $10,000 (including any associated charges),

•                  we will reduce your Death Benefit by 12.5% because that is the same percentage that your withdrawal bears to the Account Value at the time of the withdrawal ($10,000 /$80,000);

•                  therefore, your Death Benefit is reduced by $12,500.

Because the Account Value at the time of the withdrawal in this example is less than the Death Benefit, the Death Benefit is decreased by a larger dollar amount than the partial withdrawal amount.  All Death Benefits are reduced proportionally for withdrawals and any charges associated with the withdrawals.

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This example is for illustrative purposes only and does not predict results.

Distribution on Death of Owner

If you (as owner) die, and the Annuitant (or contingent Annuitant) is still living, your entire interest in this contract must be distributed to the owner’s beneficiary.  If you are the Annuitant (and no contingent Annuitant is still living), the above section titled “Death Benefit Paid on Death of Annuitant” applies instead of this section.  If you own the contract jointly with your spouse or anyone else, the first death of one of the joint owners will be treated as the death of both owners, and a Distribution on Death to the owner’s beneficiary will be required.  It is not a good idea to own this annuity contract jointly, even with your spouse.  The joint owner is not the owner’s beneficiary.  See Appendix D.

You name the owner’s beneficiary (or beneficiaries).  We will pay the owner’s surviving beneficiary the Distribution on Death.  If an owner’s beneficiary does not survive the owner, then the Distribution on Death of the owner is generally paid to the owner’s estate.  If the owner is a trust, custodian or other entity, the owner must name itself as the Annuitant’s sole beneficiary and the owner’s sole beneficiary.

If you, as owner, die on or after the Retirement Date and before the entire interest in the contract has been distributed, then the rest of the annuity must be distributed to the owner’s beneficiary at least as quickly as the method in effect when you died.

If you, as owner, die before the Retirement Date, the Surrender Value will be paid to the owner’s beneficiary in one of the following forms:

1.              lump sum — if the beneficiary elects this option, we will pay the Surrender Value to the beneficiary.

2.              deferral for up to five years — if the beneficiary elects this option, we will allow the beneficiary to keep the Account Value invested in the Variable Investment Options currently available for a period of up to five years.  At the end of five years, the entire Surrender Value as of that date must be paid to the beneficiary.

3.              irrevocable income payout option — if the beneficiary elects this option, he or she must choose to receive the Surrender Value either as an immediate annuity with a life contingency or as substantially equal payments over his or her life expectancy.  If payment over the life expectancy is elected, we will allow the beneficiary to keep the Account Value invested in the Variable Investment Options currently available, to the extent this does not conflict with the Tax Code requirements under which this option is available (primarily section 72(s) of the Tax Code.)  This option is only available if elected within 60 days.  Distributions must begin within one year from the date of the owner’s death.  Withdrawal charges continue to apply to the withdrawals taken under this option.

If the beneficiary selects option two or three above, he or she will receive the guaranteed minimum interest rate applied to the Fixed Accounts under the current version of the contract, which may be lower than the guaranteed minimum interest rate applied to the Fixed Accounts in your contract.  If the beneficiary fails to make an election within a reasonable time, we may automatically process the claim as if option two were elected.

If the beneficiary is not a human being, the beneficiary must elect either a lump sum or deferral for up to five years. If the owner is a trust, custodian or other entity, the owner must name itself as the Annuitant’s sole beneficiary and the owner’s sole beneficiary.

If your (owner’s) sole beneficiary is your spouse, your surviving spouse may be able to continue the contract (along with its tax-deferred status) in his or her name as the new owner.  See the section below on Spousal Continuation and Appendix D.

You may change the owner’s beneficiary by sending the appropriate form in Good Order to the Administrative Office.  We may limit the number of beneficiaries you can name.  Please consult your financial professional and tax advisor in order to identify your beneficiaries properly so that the Death

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Benefit is paid to the intended beneficiary, and to structure your contract so that spousal continuation can occur, if that is your intention.  If the owner is a trust, custodian or other entity, the owner must name itself as the Annuitant’s sole beneficiary and the owner’s sole beneficiary.

Spousal Continuation

Standard Spousal Continuation

If you (as owner) die, and the Annuitant (or contingent Annuitant) is still living, the Tax Code allows your surviving spouse to continue the annuity contract, along with its tax-deferred status, only if your spouse is named as the owner’s sole beneficiary.  This is standard spousal continuation.  See Appendix D for more information about parties to the contract and spousal continuation.

Enhanced Spousal Continuation

This annuity contract also provides an enhanced type of spousal continuation (Enhanced Spousal Continuation).  The Enhanced Spousal Continuation under this contract is available if you (as owner) die, but only if you have structured your contract as follows:

•                  you are the sole owner and Annuitant;

•                  no contingent Annuitant is named;

•                  no joint owner is named;

•                  your surviving spouse is the owner’s sole beneficiary; and

•                  your surviving spouse is the Annuitant’s sole beneficiary.

Under this Enhanced Spousal Continuation, we will increase the continued contract’s Account Value to the same amount that would have been paid to your surviving spouse if he or she had taken the Death Benefit as a lump sum distribution.  Depending on which is the higher value (see section titled “Death Benefit Paid on Death of Annuitant”), the Death Benefit may be equal to the Account Value or higher than the Account Value on the Death Benefit Date.  If the Death Benefit is higher than the Account Value, we will pay the difference and this added value will be invested in the Investment Options you have selected on a pro rata basis as of the Death Benefit Date.  For example, if the Account Value at death was $100,000, but we would have paid out a Death Benefit of $115,000, the surviving spouse’s contract will continue with a $115,000 Account Value.  The continued contract’s Account Value will never be less than the Account Value.

The surviving spouse continues the contract with its tax deferred earnings and all terms and conditions of the contract continue to apply, including the MVA, except:

•                  withdrawal charges no longer apply; and

•                  we will no longer accept additional contributions.

When the surviving spouse dies, a new the Death Benefit, measured from the date of the continued contract, will be paid to the beneficiary named by the surviving spouse.

Under either type of spousal continuation:

•                  if the surviving spouse is under 59½, the 10% federal tax penalty for early withdrawal may apply if withdrawals are taken;

•                  certain Investment Options or administrative programs may not be available on the continued contract; and

•                  we may make changes to continued contracts that are permitted by law.

See Appendix D for more information about parties to the contract and spousal continuation.

Federal Tax Advantages of Spousal Continuation Not Available to Same-Sex Spouses

The Federal Defense of Marriage Act provides that same-sex spouses are not considered married under federal law.  Therefore, the favorable tax treatment provided by the Tax Code to a surviving spouse of an annuity owner is not available to a surviving same-sex spouse.  If the state where this contract is issued recognizes same-sex marriages, the Enhanced Spousal Continuation described in the contract is

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available to the surviving same-sex spouse; however, the favorable tax treatment provided by the Tax Code will not apply and the transfer of ownership will be a taxable event.

Death Claims

A death claim must be filed to receive either the Death Benefit on the death of the Annuitant or a distribution of the Surrender Value on the death of owner.  A death claim will be effective on the Business Day we receive due proof of death of either the owner or Annuitant.  For us to pay the death claim, the beneficiary must promptly submit an original certified death certificate and Company death claim paperwork in Good Order, including his or her election.

During the period from the date of death until we receive all required paperwork in Good Order, the Account Value will remain invested in the Investment Options you chose, will continue to reflect the investment performance of any Variable Account Options during this period and will be subject to market fluctuations.  Fees and expenses will continue to apply.  All automated transactions will stop when we receive notice of death.

If there are multiple beneficiaries, after one beneficiary submits death claim paperwork, we will calculate the first beneficiary’s share of the Death Benefit or Distribution on Death and make payment according to the first beneficiary’s election.  Each remaining beneficiary’s share of the Death Benefit or Distribution on Death of owner will remain invested in the Variable Account Options and remain subject to market fluctuations.  Any part of a death claim amount invested in Fixed Accounts will be combined and invested in our funds on deposit account earning an interest rate set at our discretion.

Maximum Retirement Date and Annuity Benefit

Your Annuity Benefit is available after the first Contract Anniversary and anytime up until the Annuitant’s 100th birthday.  The Annuitant’s 100th birthday is referred to as the Maximum Retirement Date.  You may elect your Annuity Benefit by writing to the Administrative Office any time before the Maximum Retirement Date.

Upon the Maximum Retirement Date, you may elect to receive a lump sum of your Surrender Value, or you may elect an Annuity Benefit.  The amount applied toward the purchase of an Annuity Benefit will be the Adjusted Account Value, less any pro rata annual administrative charge, and applicable state premium tax.  However, the Surrender Value will be the amount applied if the Annuity Benefit you select does not have a life contingency and either (i) is a fixed period of less than five years, or (ii) the annuity can be changed to a lump sum payment without a withdrawal charge.

Once an Annuity Benefit is elected, you will no longer have an Account Value, Surrender Value, Death Benefit or other accessible cash value.  When the contract value is applied toward the purchase of an Annuity Benefit, it is converted into a stream of income payments.  The Annuity Benefit provides regular fixed payments, which may be made monthly, quarterly, semi-annually or annually.  You cannot change or redeem the annuity once payments have begun.  For any annuity, the minimum periodic payment must be at least $100.

We currently offer the following types of annuity payout options, funded through our General Account:

•                  life and 10-year certain annuity, which provides a fixed life income annuity with 10 years of payments guaranteed.  If the Annuitant dies before the end of the 10 year period, the Annuitant’s beneficiary will receive the remaining periodic payments.

•                  period certain annuity, which provides for fixed payments for a fixed period.  The fixed periods available may vary from time to time and the fixed period selected may not extend past your 100th birthday. The payment amount is determined by the period you select.  If the Annuitant dies before the end of the period selected, the Annuitant’s beneficiary will receive the remaining periodic payments.

•                  life and period certain annuity (other than 10 years), which provides for fixed payments for at least

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the period selected and after that for the life of the Annuitant or the lives of the Annuitant and any joint Annuitant under a joint and survivor annuity.  The fixed periods available may vary from time to time.  If the Annuitant (or the Annuitant and the joint Annuitant under a joint and survivor annuity) dies before the fixed period selected ends, the remaining periodic payments in the fixed period will go to the Annuitant’s beneficiary.

•                  life only annuity, which provides fixed payments for the life of the Annuitant, or until the Annuitant and joint Annuitant both die under a joint and survivor annuity. Once the Annuitant (or last joint Annuitant) dies, no further payments will be made and no value remains for any beneficiaries.

If you have not already selected a form of Annuity Benefit, we will contact you prior to your Maximum Retirement Date.  You can tell us at that time the type of Annuity Benefit you want.  If we do not receive your election on or before your Maximum Retirement Date, you will automatically receive a life and 10-year certain Annuity Benefit option.

You may not apply a portion of your Account Value to an Annuity Benefit.

Annuity Benefit Payments

The amount of your Annuity Benefit is based on the option you choose, the annuity rates applied and, in the case of a life contingent annuity option, on the Annuitant’s age and gender (or the ages and genders of both annuitants, in the case of a joint annuity).  Gender may not be a factor under some tax favored retirement programs, and under certain state laws where gender-neutral rates apply.

If the age or gender of an Annuitant has been misstated, you will receive benefits that would have been purchased at the correct age and gender.  Any overpayments or underpayments made by us will be charged or credited with interest at the rate required by your state.  If we have made overpayments because of incorrect information about age or gender, we will deduct the overpayment from the next payment or payments due.  We will add underpayments to the next payment.

Timing of Payment

We normally apply your Adjusted Account Value to the purchase of an Annuity Benefit, or send you partial or total withdrawals, within seven days after receipt of the required form in Good Order at our Administrative Office.  However, we can defer our action as to Account Value allocated to the Variable Account Options for any period during which:

(1)         the New York Stock Exchange has been closed or trading on it is restricted;

(2)         an emergency exists as determined by the SEC so that disposal of securities is not reasonably practicable or it is not reasonably practicable for the Separate Account fairly to determine the value of its net assets; or

(3)         the SEC, by order, permits us to defer action in order to protect persons with interests in the Separate Account.

How You Make Requests and Give Instructions

When you write to our Administrative Office, use the address listed in the glossary of this prospectus.  We cannot honor your requests unless they are in Good Order.  Whenever possible, use one of our printed forms, which may be obtained from our Administrative Office.

Part 6 — Optional Benefits

You may have purchased one of the Riders offered with this contract, which provides optional benefits for an additional cost.  The Riders may only be elected at the time of application and will replace or supplement the standard contract benefits.  Charges for the optional benefit Riders are in addition to the

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standard contract charges.  Be sure you understand the charges.  Carefully consider whether you need the benefit and whether it is appropriate for your particular circumstances.  Also consider whether you can buy the benefit more cheaply as part of the variable annuity or with a separate contract.

Guaranteed Lifetime Income Advantage Rider (available from February 25, 2008 to December 31, 2011)

Guaranteed Lifetime Income Advantage (GLIA), which is a guaranteed lifetime withdrawal benefit, is an optional Rider you may purchase for an additional charge.  You may select the Individual GLIA Rider or the Spousal GLIA Rider.  The GLIA Rider guarantees lifetime payments for you (or you and your spouse if you elect the Spousal GLIA Rider) regardless of how your investments perform, as long as the Rider is in effect.  If you take Nonguaranteed Withdrawals, as explained below, your lifetime payments will decrease and the Rider may terminate.  The GLIA Rider is not available in Oregon.

Lifetime Payout Amount (LPA)

The amount you can receive each Contract Year for your lifetime (or for as long as either you or your spouse is alive if you elect the Spousal GLIA Rider) is called the LPA.  The LPA is first determined and available to you when you take your first withdrawal on or after the Age 60 Contract Anniversary.

The Age 60 Contract Anniversary is the first Contract Anniversary on or after you reach age 60.  For the Spousal GLIA, it is the Contract Anniversary on or after the younger of you and your spouse reaches age 60.

Your LPA is always equal to your Payment Base multiplied by your Withdrawal Percentage.  Your Payment Base may change but your Withdrawal Percentage is locked in at the time of your first withdrawal on or after the Age 60 Contract Anniversary and varies depending on your age at that time.

If you purchased the GLIA Rider on or after March 1, 2010, the Withdrawal Percentages were as follows:

Age of (younger) Annuitant at Time of First Withdrawal	Withdrawal Percentage
60-64	4.00%
65-69	4.50%
70-74	5.00%
75-79	5.50%
80 and above	6.50%

If you purchased the GLIA Rider between February 25, 2008 and February 28, 2010, the Withdrawal Percentages were as follows:

Age of (Younger) Annuitant at Time of First Withdrawal	Withdrawal Percentage
60-64	4.50%
65-69	5.00%
70-74	5.50%
75-79	6.00%
80 and above	7.00%

The LPA is not cumulative.  If you withdraw less than the LPA in any Contract Year, you cannot carry over or add the remaining LPA to withdrawals made in future years.

Payment Base

Your Payment Base will always be the larger of your Bonus Base or your Step-Up Base.

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Your Bonus Base (until a Bonus is applied) is:

1)                                     the Account Value on the date you purchase the GLIA Rider; plus

2)                                     additional Contributions; less

3)                                     Adjusted Nonguaranteed Withdrawals.

After a Bonus is applied (but before a subsequent Bonus), your Bonus Base is:

1)                                     the Bonus Base immediately before the Bonus is applied; plus

2)                                     the Bonus amount (see “Bonus” section below); plus

3)                                     additional Contributions received after the date of the Bonus; less

4)                                     Adjusted Nonguaranteed Withdrawals taken after the date of the Bonus.

Your Step-Up Base (until a Step-Up is applied) is:

1)                                     the Account Value on the date you purchase the GLIA Rider; plus

2)                                     additional Contributions; less

3)                                     Adjusted Nonguaranteed Withdrawals.

On the last day of each Contract Year, we will compare your Account Value to your Step-Up Base.  If your Account Value is greater than the Step-Up Base, we will increase or “step up” the Step-Up Base to equal the Account Value.  The amount of the increase is your Step-Up amount.

After a Step-Up is applied (but before a subsequent Step-Up), the Step-Up Base is:

1)                                     the Step-Up Base immediately before the Step-Up is applied; plus

2)                                     the Step-Up amount; plus

3)                                     additional Contributions received after the date of the Step-Up; less

4)                                     Adjusted Nonguaranteed Withdrawals taken after the date of the Step-Up.

Effect of Withdrawals

Before the Age 60 Contract Anniversary, all withdrawals are Nonguaranteed Withdrawals and will reduce your Bonus Base and Step-Up Base (and therefore your Payment Base) by the Adjusted Nonguaranteed Withdrawal amount including withdrawal charges, if any.

After the Age 60 Contract Anniversary, withdrawals do not reduce your Bonus Base or Step-Up Base, as long as your total withdrawals in any Contract Year are not more than your LPA.  However, if you withdraw more than your LPA in any Contract Year, the amount that exceeds your LPA (including any withdrawal charges) is a Nonguaranteed Withdrawal.

Each time you make a Nonguaranteed Withdrawal, we will reduce your Bonus Base and Step-Up Base (and therefore your Payment Base) by the Adjusted Nonguaranteed Withdrawal amount.  The Adjusted Nonguaranteed Withdrawal amount is the amount of the Nonguaranteed Withdrawal (which includes any withdrawal charges) multiplied by the greater of:

•                  1.0; or

•                  Payment Base divided by Account Value, where both values are determined immediately before the Nonguaranteed Withdrawal.  If the withdrawal includes all or a portion of your LPA, the Account Value will be reduced by such portion prior to this calculation.

If your Payment Base is more than your Account Value when you take a Nonguaranteed Withdrawal, your Payment Base will be reduced by more than the amount of your Nonguaranteed Withdrawal.  Here’s an example assuming you take the withdrawal prior to your Age 60 Contract Anniversary and no withdrawal charges apply:

•                  Your Account Value is $75,000 and your Payment Base is $100,000

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•                  You take a Nonguaranteed Withdrawal in the amount of $5,000

•                  Your Account Value will be reduced by $5,000, since $100,000/$75,000 is greater than 1.0 and your Payment Base will be reduced by $6,667 ($100,000/$75,000 x $5000)

Other Important Facts about Withdrawals:

•                  You will not receive the intended benefit of this Rider if you take Nonguaranteed Withdrawals.  Nonguaranteed Withdrawals can have a significant negative effect on your Payment Base and LPA.

•                  Withdrawal charges may apply.  If you withdraw more than your Free Withdrawal amount (10% of the Account Value in any Contract Year) but the withdrawal does not exceed your LPA, any applicable withdrawal charges will be waived.  If you withdraw more than the Free Withdrawal amount and the withdrawal results in a Nonguaranteed Withdrawal, withdrawal charges, if any, will be applied.  See Part 4, section titled “Withdrawal Charge” and Part 5, section titled “Withdrawals.”

•                  Withdrawals must be taken pro rata from your Investment Options.  You cannot make a Withdrawal from specific Investment Options.

•                  The Payment Base is not available for withdrawal.

•                  The taxable portion of your withdrawals is taxed as ordinary income.  You may be subject to a 10% tax penalty if you are under 59½ at the time of the withdrawal.

•                  You must use our withdrawal form to request withdrawals.  Contact our Administrative Office to obtain the form.

Annual Processing Date

The Annual Processing Date is the close of business the last day of each Contract Year.  If a withdrawal is taken on an Annual Processing Date, we will process the withdrawal first.  We will then reduce your Account Value by the Annual Administrative Charge, if applicable.  See Part 4, section titled “Annual Administrative Charge.”  We will also deduct any quarterly charges that may apply and be due on that day.  We will then calculate and apply Bonuses and Step-Ups, if any.  If the Annual Processing Date is not a Business Day, the Account Value for the purpose of the Step-Up is determined on the next Business Day after the Annual Processing Date.

Bonus

The Bonus amount is equal to your Bonus Percentage multiplied by the sum of all contributions minus your Bonus Percentage multiplied by the sum of all withdrawals (including withdrawal charges, if any).  Your Bonus Percentage is determined by your age (or the age of the younger of you and your spouse if you elect the Spousal GLIA Rider) at the time each Bonus is calculated.

If you purchased the GLIA Rider on or after March 1, 2010, the Bonus Percentages were as follows:

Age of (Younger) Annuitant at Time of Bonus Calculation	Bonus Percentage
64 or below	4.00%
65-69	4.50%
70-74	5.00%
75-79	5.50%
80 and above	6.50%

If you purchased the GLIA Rider between February 25, 2008 and February 28, 2010, the Bonus Percentages were as follows:

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Age of (younger) Annuitant at Time of Bonus Calculation	Bonus Percentage
69 or below	5.00%
70-74	5.50%
75-79	6.00%
80 and above	7.00%

If you do not take any withdrawals in a Contract Year, we will apply the Bonus on the last day of the Contract Year.  If you take a withdrawal during the Contract Year, we will not apply the Bonus.  The Bonus is available during the first 10 Contract Years after the GLIA Rider is purchased.

GLIA Charge

We deduct a charge equal to an annual effective rate as follows:

If you purchased your GLIA Rider between March 1, 2009 and December 31, 2011, the annual effective rate of the charge is 0.90% for the Individual GLIA Rider or 1.15% for the Spousal GLIA Rider.

If you purchased your GLIA Rider between February 25, 2008 and February 28, 2009 the annual effective rate of the charge is 0.60% for the Individual GLIA Rider or 0.90% for the Spousal GLIA Rider.

The annual effective rate is multiplied by the Payment Base as of the last day of each calendar quarter and divided by 4.  We will deduct the charge from your Investment Options in the same proportion that the value of each of the Options bears to the Account Value (pro rata).  This charge decreases your Account Value dollar-for-dollar, but does not decrease your Payment Base.

If the GLIA Rider takes effect or terminates on any day other than the first day of the quarter, we will deduct a proportional share of the charge for the part of the quarter the Rider was in effect.

We reserve the right to increase the annual charge for the Individual GLIA Rider up to a maximum of 1.20%, or the annual charge for the Spousal GLIA Rider up to a maximum of 1.60%.  If we do increase the charge, we will give you prior written notice of the increase and an opportunity to reject the increase.  If you do not reject the increase in writing, the annual charge for your GLIA Rider will increase and you will continue to receive Step-Ups under the terms of the Rider.

If you reject the increase by giving us written notice, your charge will remain the same, but you will not receive any Step-Ups after the effective date of the increase.  Your decision to reject an increase is permanent and once an increase is rejected, you will no longer be eligible to receive notice of or accept additional charge increases and will not receive additional Step-Ups.

GLIA Investment Strategies

If you elect to purchase the GLIA Rider, you must invest 100% of your Account Value at all times in only one of the four GLIA Investment Strategies described below.  (Note that the Investment Options available in the GLIA Investment Strategies are also available without the Rider.)  All GLIA Investment Options are Variable Account Options; no Fixed Accounts are available with the GLIA Rider.

The GLIA Investment Strategies are intended in part to reduce the risk of investment losses that could require us to use our own assets to make payments under the GLIA Rider. The GLIA Investment Strategies are designed to lower the volatility of returns from your Variable Investment Options. Investment Options that are available without limitation (if the GLIA Rider is not selected) may offer the potential for higher returns. Before you select the GLIA Rider, you and your financial representative should carefully consider whether the investment options available with the rider meet your investment objectives and risk tolerance.

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GLIA Investment Strategy 1 — You may select one or more of the three Investment Options, as long as your allocations add up to 100% and do not exceed the percentage indicated for any particular Investment Option.

Touchstone VST Conservative ETF Portfolio	Touchstone VST Moderate ETF Portfolio	Touchstone VST Aggressive ETF Portfolio
0 – 100%	0 – 100%	0 - 50%

GLIA Investment Strategy 2 — You may select one or more of the four Portfolios, as long as your allocations add up to 100%.

Fidelity VIP Freedom 2010 Portfolio	Fidelity VIP Freedom 2015 Portfolio	Fidelity VIP Freedom 2020 Portfolio	Fidelity VIP Freedom 2025 Portfolio

GLIA Investment Strategy 3 — You may allocate your investment as follows:

Touchstone VST Moderate ETF Portfolio	Guggenheim VT Multi-Hedge Strategies Fund
90%	10%

GLIA Investment Strategy 4 — You may select one or more of the Investment Options in one or more columns, as long as your allocations add up to 100% and are within the minimum and maximum allocation percentages indicated for each column.

Minimum Allocation 30% Maximum Allocation 60%	Minimum Allocation 40% Maximum Allocation 70%	Maximum Allocation 20%	Maximum Allocation 10%

Fixed Income	Core Equity	Non Core Equity	Alternative
Fidelity VIP Investment Grade Bond	BlackRock Capital Appreciation V.I.	Columbia Variable Portfolio — Mid Cap Value Opportunities	Guggenheim VT Global Managed Futures Strategy
PIMCO VIT Total Return	Fidelity VIP Asset Manager	Columbia Variable Portfolio — Small Cap Value	Guggenheim VT Multi-Hedge Strategies
Touchstone VST Core Bond	Fidelity VIP Balanced	DWS Small Cap Index VIP	Guggenheim VT U.S. Long Short Momentum
	Fidelity VIP Contrafund	Fidelity VIP Disciplined Small Cap	Morgan Stanley UIF U.S. Real Estate
	Fidelity VIP Equity-Income	Fidelity VIP Mid Cap	PIMCO VIT All Asset
	Fidelity VIP Growth	FTVIPT Franklin Small Cap Value Securities	PIMCO VIT Commodity RealReturn Strategy
	Fidelity VIP Index 500	Invesco V.I. American Franchise	PIMCO VIT Long-Term U.S. Government
	FTVIPT Franklin Growth and Income Securities	Touchstone VST Baron Small Cap Growth	High Yield
	FTVIPT Franklin Large Cap Growth Securities	Touchstone VST Mid Cap Growth	Fidelity VIP High Income
	FTVIPT Mutual Shares Securities	Touchstone VST Third Avenue Value	Touchstone VST High Yield
	Invesco V.I. Comstock	International	FTVIPT Franklin Income Securities
	Invesco V.I. American Value	BlackRock Global Allocation V.I.	Short Duration
	TOPS Managed Risk Moderate Growth ETF*	Fidelity VIP Overseas	PIMCO VIT Low Duration
	Touchstone VST Aggressive ETF	FTVIPT Templeton Foreign Securities	PIMCO VIT Real Return
	Touchstone VST Conservative ETF	FTVIPT Templeton Global Bond Securities	Touchstone VST Money Market

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Touchstone VST Enhanced ETF	FTVIPT Templeton Growth Securities
Touchstone VST Large Cap Core Equity	Invesco V.I. International Growth
Touchstone VST Moderate ETF	Morgan Stanley UIF Emerging Markets Debt
Morgan Stanley UIF Emerging Markets Equity

*a series of Northern Lights Variable Trust

For more information regarding these Investment Options, including information relating to their investment objectives and policies, and the risks of investing, see Part 3 of this prospectus, as well as the underlying Portfolio prospectuses.  You can obtain a copy of the Portfolio prospectuses by contacting the Administrative Office.  You should read the Portfolio prospectuses carefully before investing.

Subject to required approvals by federal and state authorities, we reserve the right to add, close, eliminate or substitute the GLIA Investment Strategies, the Investment Options or the underlying Portfolios at any time.

Transfer and Allocation Restrictions

The following limitations apply to your allocations and transfers among the Investment Strategies and the GLIA Investment Options.

•                  Only one investment allocation may be in place at any time.  This allocation applies to all current and future contributions and automatic rebalancing.

•                  Transfers may only be accomplished by making an allocation change.

•                  You can change your allocation among the Investment Options within a GLIA Investment Strategy or you can move 100% of your investment from one GLIA Investment Strategy to another GLIA Investment Strategy.

•                  Your first allocation change is allowed 90 days after the Contract Date.  Each allocation change starts a 90-day waiting period before you can make another.

•                  We will automatically rebalance your Investment Options each contract quarter.  The reallocation resulting from automatic rebalancing does not trigger a 90-day waiting period.

•                  You cannot change your allocation between the Investment Options within GLIA Investment Strategy 3.  It is a fixed allocation.

Contribution Limits

•      Your initial contribution must be at least $25,000 but not more than $1,000,000 if you are 75 or younger ($500,000 if you are 76 or older), without our prior approval.

•      Each additional contribution must be at least $1,000.

•      You cannot make additional contributions after the older Annuitant’s 80th birthday or during the Guaranteed Payment Phase.

•      Your total contributions cannot be more than $1 million if you are 75 or younger ($500,000 if you are 76 or older), without our prior approval.

We reserve the right to refuse to accept additional contributions (on a nondiscriminatory basis) at any time to the extent permitted by law.

Withdrawal Protection for Required Minimum Distributions

If you have a tax-qualified annuity contract (such as an IRA), you may need to withdraw money from this annuity contract in order to satisfy IRS required minimum distributions (RMDs) after you turn 70½.

We will calculate the RMDs with respect to this annuity contract based on the prior calendar year-end fair market value of this annuity contract only.  We do not take into account your other assets or distributions in making this calculation.

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Each contract year, you may take the greater of your LPA or your RMD from your GLIA Rider without causing a Nonguaranteed Withdrawal.  The RMD protected from being a Nonguaranteed Withdrawal is limited to the amount for this contract only.  In addition, timing of the withdrawals may be restricted.  We will notify you during the year of the amount you may take (Maximum Amount), and when you may take the Maximum Amount so you can satisfy your RMD obligations without inadvertently taking a Nonguaranteed Withdrawal.  If you take withdrawals that exceed your Maximum Amount or if you do not honor the timing restrictions, any withdrawals greater than LPA will be treated as Nonguaranteed Withdrawals.  See “Effect of Withdrawals” section above.

You must take your first annual RMD in the calendar year you turn age 70½.  We reserve the right to make any changes we deem necessary to comply with the tax laws.  You should discuss these matters with your tax advisor prior to electing the GLIA Rider.

Guaranteed Payment Phase

The Guaranteed Payment Phase begins on the date the Account Value decreases to zero, but the Payment Base is more than zero.  During this phase, you will receive automatic payments each Contract Year equal to the LPA on the date of the first payment.

Once the Guaranteed Payment Phase begins, all other rights, benefits, values and charges under the contract, the GLIA Rider and any other Riders, will terminate, except those described in this section and in the “Termination” section below.  We will send you a written notice when the annuity contract enters the Guaranteed Payment Phase.

The payments will continue for your lifetime (or as long as either you or your spouse is alive if you elect the Spousal GLIA Rider).  The Guaranteed Payment Phase will end if the Rider terminates.  See “Cancellation and Termination of Rider” section below.

Contract Structure

While this Rider is in effect:

1.              You must be the Owner and primary Annuitant. (You may be the beneficial owner through a custodial account.)

2.              Joint Owners are not allowed.

3.              Contingent Annuitants have no effect.

If the Spousal GLIA Rider is elected, in addition to numbers 1-3 above:

4.              You must name your spouse as the spousal Annuitant.

5.              You must name your spouse as the Owner’s Sole Beneficiary and the Annuitant’s Sole Beneficiary.

6.              We will accept a legal spouse only as defined under the federal Defense of Marriage Act (1 U.S.C. §7), which means one spouse of the opposite sex.  Where required by state law, the definition of spouse may be expanded to include a civil union partner or same-sex spouse; however, the surviving partner of a civil union or same-sex spouse is not afforded the benefits of a surviving spouse beneficiary under Tax Code section 72(s) and will incur a taxable event upon the death of his or her partner.

7.              If you and your spouse are more than 10 years apart in age, the Spousal GLIA Rider is probably not suitable for you.

Removal of Spousal Annuitant

You may remove a Spousal Annuitant as a party, but you cannot add or change a Spousal Annuitant.

The Spousal Annuitant is automatically removed upon a divorce or other legal termination of your marriage.  Once the Spousal Annuitant is removed, lifetime withdrawals under the Spousal GLIA Rider are no longer guaranteed for the lives of both you and your spouse.  You must provide us with notice of the divorce or termination of marriage.  If a spouse is removed, you can name new Owner’s Beneficiaries and Annuitant’s Beneficiaries.

•                  If the Spousal Annuitant is removed, the Rider charge will not be reduced.

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•                  If the Spousal Annuitant is removed before the LPA has been established, the LPA will be based on your age at the time of your first withdrawal on or after your Age 60 Contract Anniversary and any Bonus calculations that occur after your spouse is removed will be calculated using your age.

•                  If the Spousal Annuitant is removed after the LPA has been established, the LPA will not be recalculated and any Bonus will be calculated using the age of the younger of either you or your (now removed) spouse.

Cancellation and Termination of Rider

You may cancel the Rider after it has been in effect for five Contract Years.  After the fifth Contract Year, you will have a 45-day window following each Contract Anniversary to cancel your Rider.

This Rider will terminate automatically on the earliest of the following dates:

1.              The date you die (or survivor of you and your spouse dies if you elect the Spousal GLIA Rider);

2.              The date the Payment Base equals zero;

3.              The date a Nonguaranteed Withdrawal reduces the Account Value to zero;

4.              The date before the Age 60 Contract Anniversary that the Account Value equals zero;

5.              The date that you transfer ownership of the contract;

6.              The date you assign the contract or any benefits under the contract or Rider;

7.              The date a Death Benefit is elected under the contract;

8.              On the Maximum Retirement Date, unless you elect to receive your LPA under an Annuity Benefit;

9.              The date you elect an Annuity Benefit under the contract;

10.       The date you cancel this Rider;

11.       The date the contract ends.

Once cancelled or terminated, this Rider may not be reinstated.

Additional Restrictions

The following additional restrictions apply to your annuity contract if you elect the GLIA Rider:

•                  You (or the older of you and your spouse if you elect the Spousal GLIA Rider) must be between 50 and 80 years old on the date you elect the Rider.

•                  The Guaranteed Rate Options and Systematic Transfer Option are not available.

•                  Systematic Transfer Program is not available.

•                  Dollar Cost Averaging is not available.

•                  Choices Plus Required Minimum Distribution Program is not available.

•                  Systematic Contribution Program is not available.

•                  The Enhanced Earnings Benefit is not available.

Should I Purchase the GLIA Rider?

The addition of the GLIA Rider to your annuity contract may not always be in your best interest.  For example:

(i)                                     if you are purchasing the GLIA to meet income needs, you should consider whether an immediate annuity is better suited to your situation;

(ii)                                  if you are primarily seeking long-term asset growth and do not plan to take withdrawals until more than ten years after you purchase the Rider, the benefit of the GLIA Rider may not justify its cost;

(iii)                               if you do not expect to take withdrawals while this Rider is in effect, you do not need the GLIA rider because the benefit is accessed through withdrawals; or

(iv)                              if you are likely to need to take withdrawals prior to the LPA being available or in an amount that is greater than the LPA, you should carefully evaluate whether the GLIA Rider is appropriate, due to the negative effect of Nonguaranteed Withdrawals on your Rider values.

You should consult with your tax advisor and financial representative and carefully consider your alternatives before deciding if the GLIA Rider is suitable for your needs.

Please see Appendix E for hypothetical examples that illustrate how the GLIA Rider works.

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Guaranteed Minimum Withdrawal Benefit (GMWB) (available from May 1, 2007 to February 24, 2008)

The GMWB is an optional benefit Rider, which you might have purchased for an additional fee.  The GMWB Rider guarantees that you can withdraw a certain amount each Contract Year as long as the Rider is in effect and you limit your withdrawals to the amount available under the Rider.  If you withdraw more than the amount available under the Rider, your guaranteed values will usually decrease.  Once you purchase this Rider, you cannot voluntarily terminate or cancel it for 10 years.

Definitions

In addition to the definitions located in the Glossary at the beginning of this prospectus, we use the following terms to describe how the GMWB Rider works:

Annual Processing Date is the close of business on the day before a Contract Anniversary.  If the Annual Processing Date is not a Business Day, we will use the values from the next Business Day for all calculations occurring on the Annual Processing Date.  If a Withdrawal is taken on an Annual Processing Date, we will process the Withdrawal first.  Then we will deduct the Annual Administrative Charge, if applicable and the Rider fee.  See Part 4.  After deduction of the fees, we will apply a Bonus, if any, and then determine whether to Step-Up the Guaranteed Withdrawal Balance.

Bonus is an increase in the Guaranteed Withdrawal Balance on an Annual Processing Date during the Bonus period if you have taken no withdrawals during that Contract Year.

GMWB Investment Option Portfolios are the Portfolios available within the GMWB Investment Options.

Guaranteed Annual Withdrawal Amount (GAWA) is the amount we guarantee to be available for Withdrawal each Contract Year until the Guaranteed Withdrawal Balance is depleted.  The initial GAWA is set at 5% of the initial Guaranteed Withdrawal Balance.

Guaranteed Payment Phase begins when the Account Value of your contract is zero but either the Guaranteed Withdrawal Balance or the Lifetime Payout Amount is more than zero.

Guaranteed Withdrawal Balance (GWB) is the total amount we guarantee to be available for withdrawals while the Rider is in effect.  The initial GWB is equal to your initial contribution.  The maximum GWB permitted at any time is $5 million.

Lifetime Payout Amount (LPA) is the amount we guarantee to be available for withdrawal each Contract Year during the life of the primary Annuitant, once that amount is determined.  We determine the initial LPA on the Annual Processing Date prior to the Contract Anniversary on or after which the primary Annuitant reaches age 65.  Once the primary Annuitant turns 65 anytime during the Contract Year, you must still wait until the next Annual Processing Date for the LPA to be calculated.  If the primary Annuitant is already age 65 when you purchase the Rider, the LPA is determined on the Contract Date.  The initial LPA is set at 5% of the GWB.

Reset is a reduction in the GWB, which may occur any time you withdraw more than your GAWA during a Contract Year.

Step-Up is an increase in the GWB to equal the Account Value if the Account Value is greater than the GWB on an Annual Processing Date.

Withdrawal, for purposes of the GMWB, means the amount withdrawn plus income taxes that we withhold from the amount withdrawn, but does not include any applicable withdrawal charge.  A withdrawal charge may still be deducted from your Account Value.  See “Withdrawal Charge” in Part 4 and the “Other Important Facts About Withdrawals” section below.

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Overview of the GMWB Rider

If you elected the GMWB Rider, we will separately track two values: the Account Value under your contract and the GWB under your GMWB Rider.  Market performance, contributions and Withdrawals affect both values, but in different ways.

Market Performance

Your Account Value increases or decreases daily due to the performance of the GMWB Investment Option Portfolios you choose.  In contrast, the GWB is affected by market performance only when we apply a Step-Up or Reset.

•                  If the value of your GMWB Investment Option Portfolios increases due to market performance, your GWB may increase when we apply a Step-Up.

•                  If the value of your GMWB Investment Option Portfolios decreases due to market performance, your GWB may decrease if we apply a Reset.

Contributions and Withdrawals

Your contributions increase both your Account Value and your GWB dollar-for-dollar.  Withdrawals decrease your Account Value dollar-for-dollar.  However, the effect of Withdrawals on your GWB can be significantly greater than dollar-for-dollar depending on the amounts you withdraw in each Contract Year.  See the section below titled “Reset and the Effect of Withdrawals on Your GWB and GAWA.”

GMWB Fee

We charge a fee for the GMWB Rider of 0.60% on each Annual Processing Date while the GMWB is in effect.  The 0.60% fee is multiplied by the Adjusted GWB.  The Adjusted GWB is the GWB at the end of the prior Annual Processing Date, plus any additional contributions you made during the current Contract Year.  We will deduct the fee from your GMWB Investment Option Portfolios in the same proportion that the value of each of the Portfolios bears to the Account Value (pro rata).  If the GMWB Rider terminates on any day other than an Annual Processing Date, we will charge a proportional share of the fee for the part of the Contract Year the Rider was in effect.  We do not deduct the fee during the Guaranteed Payment Phase.  This fee decreases your Account Value dollar-for-dollar, but does not decrease your GWB.

We reserve the right to increase the annual GMWB Rider fee up to 1.20%.  If we do increase the fee, we will give you prior written notice of the increase and an opportunity to reject the increase.  If you reject the increase by giving us written notice, your fee will remain at the then-current rate, but you will not receive any Step-Ups that would otherwise take place after the effective date of the Rider fee increase.  Your decision to reject an increase is permanent and once an increase is rejected, you will not receive additional Step-Ups.  If you do not reject the increase in writing, the annual fee for your GMWB Rider will increase and you will continue to receive Step-Ups under the terms of the Rider.  We may implement more than one Rider fee increase, up to the maximum annual fee of 1.20%.  Once you have rejected a fee increase, you will no longer be eligible to receive notice of or accept additional fee increases.

Reset and the Effect of Withdrawals on Your GWB and GAWA

Each time you make a Withdrawal, we decrease the GWB.  As long as your total Withdrawals in any Contract Year are less than or equal to the GAWA, we will simply decrease the GWB dollar-for-dollar.

However, once your total Withdrawals during a Contract Year are more than the GAWA, we will lower or “Reset” the GWB to equal the Account Value, if your Account Value is less than the GWB.  Then, each time you take an additional Withdrawal during that Contract Year, if your Account Value is less than the GWB immediately after each Withdrawal, we will again Reset the GWB to equal the Account Value.  This Reset can have a significant negative effect on your GWB and GAWA, especially in a declining market.

Each time we Reset the GWB, we also recalculate the GAWA.  The new GAWA will be the lesser of:

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•                  the GAWA before the Withdrawal; or

•                  5% of the Account Value after the Withdrawal.

If you withdraw more than your GAWA in any Contract Year, you may reduce or eliminate your guaranteed values.

Effect of Withdrawals on Your LPA

After we determine the LPA, if you limit your Withdrawals in each Contract Year to the LPA, you may continue to receive the LPA even if your Account Value reduces to zero as long as the primary Annuitant is alive and the GMWB Rider is in effect.  See the section below titled “Guaranteed Payment Phase.”

However, once your total Withdrawals during a Contract Year are more than the LPA, we will recalculate the LPA.  The new LPA will be the lesser of:

•                  the LPA before the Withdrawal; or

•                  5% of the greater of

o                 the Account Value after the Withdrawal; or

o                 the new GWB

If you take any Withdrawals before we determine the LPA, the initial amount of the LPA may be less than the GAWA.  If you withdraw more than your LPA in any Contract Year, you may reduce or eliminate your guaranteed values.

Other Important Facts about Withdrawals:

•                  The GAWA and LPA are not cumulative.  If you withdraw less than the GAWA or LPA in any Contract Year, you cannot carry over or add the remaining GAWA or LPA to Withdrawals made in future years.

•                  If you withdraw more than your Free Withdrawal Amount (10% in any Contract Year) a withdrawal charge may apply, even if the Withdrawal amount is less than your GAWA or LPA.  A Withdrawal charge applies to each contribution for the first 7 years after you make that contribution.  See Part 4, section titled “Withdrawal Charge” and Part 5, section titled “Withdrawals.”  The withdrawal charge is deducted from your Account Value, but not from your GWB.

•                  Withdrawals will be taken pro rata from your GMWB Investment Option Portfolios.  You cannot make a Withdrawal from specific Portfolios.

•                  If you take Withdrawals under our required minimum distribution program (see following “Required Minimum Distributions”), we will not Reset the GWB, or recalculate the GAWA and/or the LPA, even if a Withdrawal exceeds the GAWA and/or LPA for a Contract Year.

•                  The taxable portion of your Withdrawals is taxed as ordinary income.  You may be subject to a 10% tax penalty if you are under 59½ at the time of the Withdrawal.

•                  You must use our withdrawal form to request withdrawals.  Contact our Administrative Office to obtain the form.

Bonus

We will increase your GWB if you make no Withdrawals in a Contract Year during the GMWB Bonus period.  The GMWB Bonus period is the lesser of:

•                  the first 10 Contract Years; or

•                  each Contract Year up to and including the Contract Year in which the primary Annuitant reaches age 80.

The Bonus amount is 5% of the sum of all contributions minus 5% of the sum of all Withdrawals.  We calculate and apply the Bonus on the Annual Processing Date before any Step-Up that may be applied.

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Each time we apply a Bonus to the GWB, we will recalculate the GAWA.  The new GAWA will be the greater of:

•                  the GAWA before the Bonus; or

•                  5% of the GWB after the Bonus.

Each time we apply a Bonus to the GWB after the LPA has been determined, we will recalculate the LPA.  The new LPA will be the greater of:

•                  the LPA before the Bonus; or

•                  5% of the GWB after the Bonus.

Step-Up

Your GWB may increase due to favorable market performance.  On each Annual Processing Date up to and including the 30th Annual Processing Date as long as the GMWB Rider is in effect, we will compare your Account Value to your GWB.  If your Account Value is greater than the GWB, we will increase or “step up” the GWB to equal the Account Value, up to the maximum GWB of $5 million.

Each time we apply a Step-Up, we will recalculate the GAWA.  The new GAWA will be the greater of:

•                  the GAWA before the Step-Up; or

•                  5% of the GWB after the Step-Up.

Each time we apply a Step-Up after the LPA has been determined, we will recalculate the LPA.  The new LPA will be the greater of:

•                  the LPA before the Step-Up; or

•                  5% of the GWB after the Step-Up.

Additional Contributions

Your GWB will increase dollar-for-dollar by the amount of any additional contribution, up to the maximum GWB of $5 million.

Each time you make an additional contribution, we will recalculate the GAWA.  The new GAWA will be the lesser of:

•                  the GAWA before the additional contribution, plus 5% of the additional contribution; or

•                  5% of the GWB after the additional contribution.

Each time you make an additional contribution after the LPA has been determined, we will recalculate the LPA.  The new LPA will be the lesser of:

•                  the LPA before the additional contribution, plus 5% of the additional contribution; or

•                  5% of the GWB after the additional contribution.

Contribution Limits

Additional contribution must be at least $1,000 and cannot be more than any amount that would cause the total additional contributions in that Contract Year to be greater than $100,000, or would cause the Account Value to exceed $5 million.

We reserve the right to refuse to accept additional contributions at any time after the first Contract Anniversary to the extent permitted in the state we issue your contract, and subject to the requirements of tax qualified retirement plans, including IRAs.  If we refuse to accept additional contributions, we will do so on a nondiscriminatory basis.  You cannot make additional contributions after the Annuitant’s 80th birthday or during the Guaranteed Payment Phase.

GMWB Investment Options

If you elect to purchase the GMWB Rider, you must invest 100% of your Account Value at all times in only one of the three GMWB Investment Options described below.

The GMWB Investment Options are intended in part to reduce the risk of investment losses that could require us to use our own assets to make payments under the GMWB Rider. The GMWB Investment

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Options are designed to lower the volatility of returns from your Variable Investment Options. Investment Options that are available without limitation (if the GMWB Rider is not selected) may offer the potential for higher returns. Before you select the GMWB Rider, you and your financial representative should carefully consider whether the investment options available with the rider meet your investment objectives and risk tolerance.

GMWB Investment Option 1 — You may invest 100% in the three GMWB Investment Option Portfolios listed below.  You may select one or more of the three Portfolios, as long as your allocations add up to 100% and do not exceed the percentage indicated for any particular Portfolio.

Touchstone VST Conservative ETF Portfolio	Touchstone VST Moderate ETF Portfolio	Touchstone VST Aggressive ETF Portfolio
0 – 100%	0 – 100%	0% - 50%

GMWB Investment Option 2 — You may invest 100% in the four GMWB Investment Option Portfolios listed below.  You may select one or more of the four Portfolios, as long as your allocations add up to 100%.

Fidelity VIP Freedom 2010 Portfolio	Fidelity VIP Freedom 2015 Portfolio	Fidelity VIP Freedom 2020 Portfolio	Fidelity VIP Freedom 2025 Portfolio

GMWB Investment Option 3 — You may invest 100% in the GMWB Investment Option Portfolios listed below.  You may select more than one Portfolio in each category and Portfolios in more than one category, but your total allocations must add up to 100% and your allocations in each category must stay within the specified range for that category.  You must allocate a minimum of 35% to the Fixed Income Portfolios.

Fixed Income Portfolios Category	Cash Equivalents Category
35% - 100%	0 – 10%
Fidelity VIP Investment Grade Bond, Service Class 2	Touchstone VST Money Market
Touchstone VST Core Bond

Core Equity Portfolios Category	Other Portfolios Category
0 – 65%	0 – 10%
Fidelity VIP Asset Manager, Service Class 2	DWS Small Cap Index VIP, Class B
Fidelity VIP Balanced, Service Class 2	Fidelity VIP Disciplined Small Cap, Service Class 2
Fidelity VIP Contrafund, Service Class 2	Fidelity VIP Growth, Service Class 2
Fidelity VIP Equity-Income, Service Class 2	Fidelity VIP High Income, Service Class 2
Fidelity VIP Index 500, Service Class 2	Fidelity VIP Mid Cap, Service Class 2
FTVIPT Franklin Growth and Income Securities, Class 2	Fidelity VIP Overseas, Service Class 2
FTVIPT Franklin Large Cap Growth Securities, Class 2	FTVIPT Franklin Income Securities, Class 2
FTVIPT Mutual Shares Securities, Class 2	FTVIPT Franklin Small Cap Value Securities, Class 2
FTVIPT Templeton Growth Securities, Class 2	Invesco V.I. American Franchise, Series II
FTVIPT Templeton Foreign Securities, Class 2	Morgan Stanley UIF Emerging Markets Equity, Class II
Invesco V.I. Comstock, Series II	Morgan Stanley UIF U.S. Real Estate, Class II
Morgan Stanley UIF Emerging Markets Debt, Class II	Touchstone VST Baron Small Cap Growth
Touchstone VST Large Cap Core Equity	Touchstone VST Enhanced ETF
Touchstone VST Mid Cap Growth
Touchstone VST Third Avenue Value
Touchstone VST High Yield

For more information regarding these Portfolios, including information relating to their investment objectives and policies, and the risks of investing, see Part 3 of this prospectus, as well as the prospectuses for the applicable Portfolios.  You can obtain a copy of the Portfolio prospectuses by

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contacting the Administrative Office.  You should read the Portfolio prospectuses carefully before investing.

Subject to required approvals by federal and state authorities, we reserve the right to add, close, eliminate or substitute GMWB Investment Options or Portfolios at any time.

Transfer and Allocation Restrictions

The following special limitations apply to your allocations and transfers among the GMWB Investment Options and the GMWB Investment Option Portfolios.

•                  Only one investment allocation may be in place at any time.  This allocation applies to all current and future contributions and automatic rebalancing.

•                  No transfers are allowed.

•                  To change your investment allocation, you can change your allocation among the GMWB Investment Option Portfolios, or you can move 100% of your investment from one GMWB Investment Option to another GMWB Investment Option.

•                 Your first allocation change is allowed 90 days after the Contract Date, and no more than once every 90 days after that.  Each allocation change starts a 90-day waiting period before you can make another.

•                  We will automatically rebalance your GMWB Investment Option Portfolios each contract quarter.  The reallocation resulting from automatic rebalancing does not count against your allocation change allowed once every 90 days.

Required Minimum Distributions

If you have elected the GMWB Rider, we offer a special program to provide you the minimum distributions from your tax-qualified contracts (such as an IRA) as required by the Tax Code (RMD Program).  If you enroll in the RMD Program, follow its rules and only make Withdrawals through the program, those Withdrawals will reduce the Account Value and the GWB on a dollar-for-dollar basis, regardless of the size of the Withdrawal.  In other words, we will not Reset your GWB.

The required minimum distribution amount (RMDA) is calculated based on the prior calendar year-end fair market value of this contract only.  We do not take into account your other assets or distributions in making this calculation.  The RMDA is calculated and automatically distributed in monthly withdrawals each calendar year.  During the calendar year in which you enroll in the RMD Program, the entire RMDA for that calendar year will be paid in equal monthly payments.

The first yearly RMDA is taken in the calendar year you attain age 70½.  If you are 70½ or older in the calendar year that includes the Contract Date (the year of issue), you may enroll in the RMD Program the following calendar year, provided that you have taken your minimum distribution required by the Tax Code for the calendar year that includes the Contract Date.

To enroll in the RMD Program, you must not have taken any Withdrawals during the current Contract Year.  To remain in the RMD program, you may not make any Withdrawals from the contract other than through the RMD Program.  If you opt out of the RMD Program or make a Withdrawal other than through the RMD Program, you will be removed from the RMD Program and cannot be reinstated.  Thereafter, any Withdrawals will be treated as ordinary Withdrawals, subject to the terms of this Rider.  So even if you take Withdrawals for the purpose of meeting your RMD, if you are not enrolled in our RMD Program, you will not be protected against Reset.  See “Reset and the Effect of Withdrawals on Your GWB and GAWA,” above.

The RMD Program is not available during the Guaranteed Payment Phase.  We reserve the right to make any changes we deem necessary to comply with the Tax Code and related regulations.  You should discuss these matters with your tax advisor prior to electing the GMWB Rider.

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Guaranteed Payment Phase

The Guaranteed Payment Phase begins on the date the Account Value decreases to zero, but either the GWB or LPA is more than zero.  During this phase, you will receive automatic payments.

Once the Guaranteed Payment Phase begins, all other rights, benefits, values and charges under the contract, the GMWB Rider and any other Riders, will terminate, except those described in this section and in the “Alternate Death Benefit” section below.  We will send you a written notice when the contract enters the Guaranteed Payment Phase.

During the Guaranteed Payment Phase, we will make annual payments on each Contract Anniversary.  The amount of the annual payment will be equal to the LPA on the date of the first annual payment, except that we will pay the GAWA as of the date of the first annual payment instead of the LPA if:

•                  the LPA is zero;

•                  the LPA has not yet been determined; or

•                  the GAWA is more than the LPA and you request the GAWA in writing.

If the LPA is paid, the payments will continue until the death of the primary Annuitant.  If the GAWA is paid, payments will reduce the GWB dollar-for-dollar and the payments will continue until the GWB decreases to zero.  However, in either case, the Guaranteed Payment Phase will end and payments will cease if the Rider terminates.  See “Termination of Rider” section below.

Alternate Death Benefit

If the primary Annuitant dies while this Rider is in effect, the Annuitant’s beneficiary may choose either:

•                  the Alternate Death Benefit under the GMWB Rider, which is the remaining GWB as determined on the Business Day we receive due proof of death and the beneficiary’s election in Good Order; or

•                  the Death Benefit otherwise payable under the contract.

If the Annuitant’s beneficiary chooses the Alternate Death Benefit, that amount will be paid out annually over a Payment Certain Period.  The Payment Certain Period will be a number of years that is equal to the lesser of:

•                  the GWB divided by the GAWA as of the Death Benefit Date; or

•                  the life expectancy (in whole years) of the Annuitant’s beneficiary.

The amount of the annual payment will be the GWB divided by the Payment Certain Period.  If the annual payment is less than $1,000 we will pay the GWB as a lump sum.  If the primary Annuitant’s death occurs during the Guaranteed Payment Phase, we will automatically pay this benefit to the Annuitant’s beneficiary.

If the Annuitant’s beneficiary dies before all payments have been made, the remaining payments will be paid to the person designated by the Annuitant’s beneficiary to receive payments, if any, and otherwise to the estate of the Annuitant’s beneficiary.

If the Annuitant’s beneficiary chooses the Alternate Death Benefit, all other rights, benefits, values and charges under the contract, this Rider, and all other Riders, will terminate.

Termination of Rider

Owner’s Death

This Rider will terminate on the date you, as owner, die unless:

•                  you are also the primary Annuitant; or

•                  your sole owner’s beneficiary is your spouse and he or she elects standard spousal continuation under the Tax Code instead of taking a distribution of the Surrender Value.

If you have a joint owner, the first of you or the joint owner to die triggers this termination.

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Annuitant’s Death

This Rider will terminate on the date the primary Annuitant dies unless the Alternate Death Benefit is elected.

Other triggers for automatic termination of the Rider are any one of the following:

•                  the Account Value, the GWB and the LPA all equal zero;

•                  the Guaranteed Payment Phase ends;

•                  you transfer ownership of the contract;

•                  you assign the contract;

•                  a Death Benefit is calculated under the contract;

•                  the last Alternate Death Benefit payment is made under this Rider;

•                  you elect an Annuity Benefit under the contract;

•                  you request termination of this Rider after the 10th Contract Anniversary; or

•                  the contract terminates.

On the first Contract Anniversary in the Guaranteed Payment Phase, or under the Alternate Death Benefit, if the amount of the annual payment would be less than $1,000 we will pay the GWB in a lump sum and this Rider will terminate.

Once terminated, this Rider may not be reinstated.

Additional Restrictions

The following additional restrictions apply to your contract if you elect the GMWB Rider:

•                  You cannot cancel the GMWB Rider for 10 Contract Years.

•                 Dollar Cost Averaging is not available.

•                  Systematic contributions are not available.

•                  Contingent Annuitants are allowed on contracts with the GMWB; however, while the Rider is in effect, the primary Annuitant will be the only measuring life with respect to the Rider and the contract.  If you name a contingent Annuitant, it will have no effect on the benefits available under the GMWB Rider or the contract, as long as this Rider is in effect.

The addition of the GMWB Rider to your contract may not always be in your interest.  You should consult with your tax and financial advisors and carefully consider your alternatives before deciding if the GMWB Rider is suitable for your needs.  Keep in mind the following:

•                  An additional fee is imposed annually for this benefit.

•                  Your Investment Options are limited to the GMWB Investment Option Portfolios.

•                  The GMWB Investment Option Portfolios are available, in addition to other Portfolios, without the Rider and the associated guarantees and fees.

•                  Withdrawals in excess of the limits described above may reduce or eliminate your guaranteed values.

•                  The GMWB Rider terminates and provides no guaranteed withdrawal benefits once you begin receiving Annuity Benefits as described in Part 5, Terms of Your Variable Annuity, in the section titled “Annuity Benefits.”

Guaranteed Return Plus Rider (available from June 26, 2006 to November 24, 2008)

The Guaranteed Return Plus, which is a guaranteed minimum accumulation benefit, was an optional benefit Rider that you might have purchased for an additional fee.  The Guaranteed Return Plus Rider guarantees the future value of amounts contributed to a Guaranteed Return Plus Investment Option for a specified period.

Overview of the Benefit and Investment Options

We offered a ten-year accumulation period in three Investment Options, designated as “Guaranteed Return Plus Investment Options.”  You could have selected only one of the three Guaranteed Return Plus Investment Options.  Your guaranteed minimum value for each contribution to a Guaranteed Return Plus Investment Option is shown in the table below:

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Guaranteed Return Plus Investment Option	Guaranteed Minimum Value at the End of 10 Years

Touchstone VST Conservative ETF Fund	125%

Touchstone VST Moderate ETF Fund	115%

Touchstone VST Aggressive ETF Fund	100%

We guarantee that the minimum value of each contribution to your Guaranteed Return Plus Investment Option, at the end of its ten-year period, will be at least the percentage of the contribution amount indicated in the table above, adjusted for partial withdrawals and charges.

At the end of the ten-year period:

•                  If the accumulated value of a contribution to your Guaranteed Return Plus Investment Option is greater than the guaranteed minimum value due to market performance, your Account Value will remain at the accumulated value.

•                  If the accumulated value of a contribution to your Guaranteed Return Plus Investment Option is less than the guaranteed minimum value due to market performance, we will increase the accumulated value of that contribution to equal the guaranteed minimum value.

Guaranteed Return Plus Investment Options are not included in the Customized Asset Rebalancing Program.

Rider Charge

We will assess the cost of the Guaranteed Return Plus Rider by deducting an additional daily charge equal to an annual effective rate of 0.60% from the amount invested in your Guaranteed Return Plus Investment Option.

Contribution Limits

You may make additional contributions of at least $1,000, which may only be invested in the same Guaranteed Return Plus Investment Option you originally selected.  You may not make additional contributions if the ten-year period would end on or after the Maximum Retirement Date.  We may revise the minimum contribution amounts and limit the maximum total contribution you may make to your Guaranteed Return Plus Investment Option.  You may not transfer money into a Guaranteed Return Plus Investment Option from any other Investment, including the STO.

Withdrawals and Transfers

In years 1-7 of the period for each contribution, you may:

•                  withdraw some or all of your contribution to the Guaranteed Return Plus Investment Option; or

•                  surrender your contract entirely.

In either case, a withdrawal charge will apply.  See Part 4.

In years 8-10 of the accumulation period for each contribution, you may:

•                  withdraw some or all of your contribution to a Guaranteed Return Plus Investment Option;

•                  surrender your contract entirely; or

•                  transfer funds from the Guaranteed Return Plus Investment Options to other available Investment Options.

Partial withdrawals at any time before the end of the ten-year period will reduce the guaranteed minimum value of your Guaranteed Return Plus Investment Option on a proportional basis.  For example:

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•                  You contribute $100,000 to the Touchstone VST Moderate ETF Fund, which has a guaranteed minimum value of $115,000 at the end of the ten-year period.

•                  In year 8, the accumulated value of the contribution is $90,000 and you request a $10,000 withdrawal.

•                  The withdrawal reduces the accumulated value by 11.11% ($10,000/$90,000)

•                  Therefore the guaranteed minimum value of $115,000 is also reduced by 11.11%, which is $12,777.

Because the guaranteed minimum value in this example is greater than the accumulated value, the guaranteed minimum value is decrease by a larger dollar amount than the partial withdrawal amount.  If the guaranteed minimum value was less than the accumulated value at the time of the withdrawal, the guaranteed minimum value would be decreased by a smaller dollar amount than the partial withdrawal amount.

If you withdraw (or transfer in years 8-10) all of a contribution to your Guaranteed Return Plus Investment Option before the end of a ten-year period for that contribution (or surrender your contract entirely), the value of that contribution will be its current accumulated value with no guaranteed minimum value, reduced by prior partial withdrawals, withdrawal charges and costs.  In addition, if the Annuitant dies and a Death Benefit is calculated, the value of a contribution to a Guaranteed Return Plus Investment Option will be its current accumulated value with no guaranteed minimum value.

At the end of a 10-year period for each contribution, you may transfer that amount to any Investment Option then available.  We will notify you at least 45 days before the end of the ten-year period for each contribution to your Guaranteed Return Plus Investment Option.  If we do not receive your instructions prior to the end of the ten-year period, the amount will be transferred to the Touchstone VST ETF Fund that corresponds to your Guaranteed Return Plus Investment Option, without the Guaranteed Return Plus benefit or the fee.

Partial Withdrawals from your Account Value taken pro rata among your Investment Options will include your Guaranteed Return Plus Investment Options and will reduce the guaranteed minimum value associated with your contribution to the Guaranteed Return Plus Investment Option on a proportional basis.  You may request that your withdrawal not be taken from your Guaranteed Return Plus Investment Option.

Withdrawals from your Guaranteed Return Plus Investment Option will be taken first from the earliest contribution you made to your Guaranteed Return Plus Investment Option, then from the next oldest contribution and so on (first-in-first-out); any gain comes out only after an amount equal to your contributions is withdrawn.  We reserve the right to require a minimum balance in the Guaranteed Return Plus Investment Option.

The Guaranteed Return Plus Rider will terminate on the earliest of the following:

•                  the owner’s beneficiary succeeds as the owner of the contract, unless the owner’s beneficiary is the owner’s spouse and elects to standard spousal continuation under the Tax Code in lieu of taking a distribution of the Surrender Value;

•                  a Death Benefit is calculated under the contract;

•                  you transfer ownership of the contract;

•                  you elect an Annuity Benefit under the contract;

•                  the contract terminates.

Enhanced Earnings Benefit Rider (EEB)

The EEB is an optional benefit Rider, which you may purchase for an additional fee.  The EEB Rider provides an enhancement of the standard Death Benefit under the contract.  Specifically, if there is a gain in the contract when we calculate the Death Benefit, we will pay an amount equal to a percentage of the gain as an additional Death Benefit.  The EEB Rider is not available on contracts issued in Washington.

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Gain is calculated by taking your Account Value on the Business Day we receive due proof of death and the beneficiaries election in Good Order, minus contributions adjusted for partial withdrawals.  If the resulting value is less than zero, then gain will be set equal to zero for purposes of this Death Benefit calculation.

The cost of the EEB and the percentage of gain paid depend on the Annuitant’s age on the Contract Date.  We will assess the cost of the EEB at the end of each calendar quarter by multiplying your Account Value by the annual effective rate as indicated in the chart below and dividing by 4.

Annuitant Age on the Contract Date	Benefit Paid	Charge at Annual Effective Rate (fees are assessed quarterly)
59 or less	40% of Gain	0.20%
60-69	40% of Gain	0.40%
70-79	25% of Gain	0.50%
80 or more	Not Available	Not Available

The maximum available benefit is 150% of your contributions less 150% of your withdrawals (including any withdrawal charges).  Contributions received in the first seven Contract Years will be included for purposes of calculating the maximum benefit.  Contributions received after the seventh Contract Anniversary will not be included in calculating the maximum benefit until they have been in the contract for six months.

If there is no gain or if a Death Benefit (which is paid on the death of the Annuitant) is not paid, the EEB will provide no benefit.  Contributions received from exchanged contracts shall be treated as contributions for purposes of the EEB and determination of the percentage of gain paid.  Any gain in the exchanged contract will not be carried over to the new contract for purposes of calculating the EEB.  It will be carried over for purposes of income tax or exclusion allowance calculations.

Please see Appendix E for hypothetical examples that illustrate how the EEB Rider works.

The EEB automatically terminates if you surrender the contract or elect an Annuity Benefit.

Based on our current interpretation of the tax law, the additional benefit provided by the EEB will be treated as earnings under the contract and taxed as income upon distribution.  You should consult your tax advisor and your investment professional to determine if the EEB is suitable for your needs.

A special note if you are purchasing this annuity for use as an IRA:  If you are purchasing this contract as an IRA and are electing the EEB there is no assurance that the contract will meet the qualification requirements for an IRA.  You should carefully consider selecting the EEB if this contract is an IRA.  Consult your tax or legal advisor if you are considering using the EEB with an IRA.  The contract owner bears the risk of any adverse tax consequences.

Part 7 — Voting Rights

How Portfolio Shares Are Voted

Integrity is the legal owner of the shares of the Portfolios held by the Separate Account and, as such, has the right to vote on certain matters.  Among other things, we may vote to elect a Portfolio’s Board of Directors, to ratify the selection of independent auditors for a Portfolio, and on any other matters described in a Portfolio’s current prospectus or requiring a vote by shareholders under the 1940 Act.

Whenever a shareholder vote is taken, we give you the opportunity to tell us how to vote the number of shares purchased as a result of contributions to your contract.  We will send you Portfolio proxy materials and a form for giving us voting instructions.

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If we do not receive instructions in time from all owners, we will vote shares in a Portfolio for which we have not received instructions in the same proportion as we vote shares for which we have received instructions.  As a result of this proportional voting, the vote of a small number of contract owners may determine the outcome of a proposal.  Under eligible deferred compensation plans and certain qualified plans, your voting instructions must be sent to us indirectly, through your employer, but we are not responsible for any failure by your employer to ask for your instructions or to tell us what your instructions are.  We will vote any Portfolio shares that we are entitled to vote directly, because of amounts we have accumulated in our Separate Account, in the same proportion that other owners vote.  If the federal securities laws or regulations or interpretations of them change so that we are permitted to vote shares of the Portfolios in our own right or to restrict owner voting, we may do so.

If shares of the Portfolios are sold to separate accounts of other insurance companies, the shares voted by those companies in accordance with instructions received from their contract holders will dilute the effect of voting instructions received by us from our owners.

How We Determine Your Voting Shares

You vote only on matters concerning the Portfolios which correspond to the Variable Account Options in which your contributions are invested on the record date set by the Portfolio’s Board of Directors.  We determine the number of Portfolio shares in each Variable Account Option under your contract by dividing the amount of your Account Value allocated to that Variable Account Option by the net asset value of one share of the corresponding Portfolio as of the record date set by a Portfolio’s Board for its shareholders’ meeting.  We count fractional shares.  The record date for this purpose cannot be more than 60 days before the shareholders’ meeting.  All Portfolio shares are entitled to one vote; fractional shares have fractional votes.

Part 8 — Tax Aspects of the Contract

Introduction

The effect of federal income taxes on your annuity contract values, withdrawals and Annuity Benefit payments under your Annuity Benefits varies depending on many factors including:

•                  our tax status

•                  the tax status of the contract

•                  the type of retirement plan, if any, for which the contract is purchased

•                  the tax and employment status of the persons receiving payments

The following discussion of the federal income tax treatment of an annuity contract is not designed to cover all situations and is not intended to be tax advice.  It is based upon our understanding of the present federal income tax laws as currently interpreted by the Internal Revenue Service (IRS) and various courts.  The IRS or the courts may change their views on the treatment of these contracts.  Future legislation may have a negative effect on annuity contracts.  Also, we have not attempted to consider the effect of any applicable state or other tax laws.

Tax laws are complex and they differ depending on whether you own a Qualified or Nonqualified Annuity.  It is important to remember that tax results vary depending on your particular circumstances.  If you are considering buying an annuity contract, making a withdrawal from an annuity contract or selecting an Annuity Benefit, you should consult a qualified tax advisor about your individual situation.  Integrity does not provide tax advice or guarantee the federal, state, or local tax status of any contract or any tax treatment of any transaction involving its contracts.

Your Contract is an Annuity

•                  You can purchase a Nonqualified Annuity with after-tax dollars.  Taxes on earnings under the Nonqualified Annuity generally are deferred until you make a withdrawal.

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•                  You can purchase a Qualified Annuity with after-tax dollars to fund a Roth IRA.  The earnings under a Roth IRA generally are fully excluded from taxable income at distribution, subject to certain rules and limitations.

•                  You can purchase a Qualified Annuity to fund a traditional IRA with tax deductible dollars or roll over pre-tax dollars from another traditional IRA or a qualified retirement plan, such as a 401(k) plan.  Withdrawals from these annuity contracts generally are fully taxable as ordinary income.

This prospectus discusses the basic federal tax rules that apply to Nonqualified Annuities and touches on a few of the special tax rules that apply to Qualified Annuities.

Taxation of Annuities Generally

Section 72 of the Tax Code governs the taxation of annuities.  In general, contributions you put into a Nonqualified Annuity (your “basis” or “investment in the contract”) will not be taxed when you receive those amounts back in a distribution.  You are not generally taxed on the annuity’s earnings until some form of withdrawal or distribution is made under the contract.  However, under certain circumstances, the increase in value may be subject to current federal income tax.  For example, corporations, partnerships, and other non-human owners cannot defer tax on the annuity’s earnings unless an exception applies.  In addition, if an owner transfers an annuity as a gift to someone other than a spouse(14) (or to a former spouse under a court order), all increases in its value are taxed at the time of transfer.  The assignment or pledge of any portion of the value of an annuity contract will be treated as a distribution of that portion.

You can take withdrawals from your contract or you can elect an Annuity Benefit.  For a Nonqualified Annuity, the tax implications are different for each type of distribution:

•                  Withdrawals from a contract before Annuity Benefit payments begin are treated as taxable income to the extent of any gain in the contract.  Withdrawals after all the gain is withdrawn represent your investment in the annuity and are not taxable.  Generally, your investment in the contract equals the contributions you make minus any amounts previously withdrawn that were not treated as taxable income.  Special rules may apply if the contract includes contributions made prior to August 14, 1982 that were transferred to the contract as a tax free exchange.

•                    If you elect an Annuity Benefit, part of each payment will be the tax-free return of your investment in the contract, based on a ratio of your investment to the your expected return under the contract (exclusion ratio).  The rest of each payment will be taxed as ordinary income.  That means that part of each annuity payment is tax-free and part is taxable.  When all of these tax-free portions add up to your investment in the contract, all remaining payments are taxed as ordinary income.  If the annuity payments end before the total investment is recovered, a deduction for the remaining basis will generally be allowed on the owner’s final federal income tax return.

We may be required to withhold federal income taxes on all distributions unless the eligible recipients elect not to have any amounts withheld and properly notify us of that election.

You may be subject to a tax penalty of 10% on the taxable portion of a distribution from either a Qualified or Nonqualified Annuity unless one of the following conditions apply:

•                you are 59½ or older

•                payment is a result of the owner’s death

•                payment is a result of the owner becoming disabled within the meaning of Tax Code section 72(m)(7)

•                payment is part of a series of substantially equal periodic payments paid at least annually, where the amount is determined by the life expectancy of the owner or joint life expectancy of the owner and a beneficiary payment is under a qualified funding asset as defined in Section 130(d) of the Tax Code

(14)  Under current federal law, spouse means opposite-sex spouse only.

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•                payment is under certain types of qualified plans held by the employer until the employee separates from service

•                payment is under an immediate annuity as defined in Tax Code Section 72(u)(4) (Nonqualified Annuities only)

•                payment is for the purchase of a first home (distribution up to $10,000) (IRA only)

•                payment is for certain higher education expenses (IRA only)

•                payment is for certain deductible medical expenses (IRA only)

•                you have received unemployment compensation under a federal or state program for at least 12 consecutive weeks and the distributions do not exceed the amount paid for health insurance coverage for yourself, your spouse and your dependents (IRA only).

The IRS will treat all annuity contracts issued by us or our affiliates to one owner during any calendar year as a single contract in measuring the taxable income that results from surrenders and withdrawals under any one of the contracts.

Tax Treatment of Living Benefits

If you elected a GLIA Rider, withdrawals of your Lifetime Payout Amount (LPA) are taxable as income to the extent that the Account Value exceeds your investment in the contract.  Once you have withdrawn all of the gain and then recover the entire investment in your annuity contract, if additional payments are made under the GLIA Rider, those payments are taxable.

Tax-Favored Retirement Programs

An owner can use this annuity with certain types of qualified retirement plans that receive favorable tax treatment under the Tax Code.  Numerous tax rules apply to the participants in qualified retirement plans and to the contracts used in connection with those plans.  These tax rules vary according to the type of plan and the terms and conditions of the plan itself, regardless of the terms and conditions of the contract.  Special rules also apply to the time at which distributions must begin and the form in which the distributions must be paid.  Also, we do not offer loans through our annuity contracts even if the qualified plan allows for them.

Annuities in Qualified Plans

IRAs and qualified retirement plans, such as 401(k) plans, provide you with tax-deferred growth and other tax advantages.  If you are investing in a variable annuity through a qualified retirement plan (such as a 401(k) or IRA), you will get no additional tax advantage from the variable annuity.  Under these circumstances, consider buying a variable annuity only if it makes sense because of the annuity’s other features, such as the Death Benefit, Annuity Benefit or optional Riders.

Required Minimum Distributions (RMDs)

If you have a Qualified Annuity (other than a Roth IRA), you may need to withdraw money from this annuity contract in order to satisfy the RMDs required by the Tax Code after you turn 70½.  We will calculate the RMDs with respect to this annuity contract based on the prior calendar year-end fair market value of this annuity contract only.  We do not take into account your other assets or distributions in making this calculation.  You should discuss these matters with your tax advisor.

If your contract provides an additional benefit, such as an enhanced death benefit or if you have elected the optional GLIA Rider, the fair market value of your contract may increase by the actuarial present value of those benefits.  Therefore, the amount of the RMD you must take may increase.

Failure to comply with the RMD rules applicable to qualified contracts may result in the imposition of an excise tax.  This excise tax generally equals 50% of the amount by which an RMD exceeds the actual distribution from the contract.

Roth IRAs do not require distributions at any time prior to the owner’s death.

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Inherited IRAs

The death benefit paid under this contract may be extended as an inherited IRA.  This occurs if, after the death of the owner of an IRA, the owner’s beneficiary directs that the death proceeds be titled as an inherited IRA.  The owner’s beneficiary on the original IRA contract will become the inherited IRA owner and may name his or her own beneficiary in the event of death.

The inherited IRA owner may invest in the Investment Options available under the current version of the contract.  Fees and charges will continue to apply and no additional contribution can be made.  The inherited IRA owner must take RMDs beginning on or before December 31 of the calendar year after the original owner’s death.  If the beneficiary is a spouse and has elected this option, distributions may begin at the end of the calendar year in which the owner would have reached age 70½, if later.

Exchanges and Transfers

In some circumstances, you may move money tax-free from one annuity to another.  Money can be moved from one Nonqualified Annuity to another under section 1035 of the Tax Code.  This is usually called a “1035 exchange.”  Money can be moved from an IRA or from other qualified plan, such as a 401(k) plan or 403(b) tax sheltered annuity, to another IRA.  This may be done by means of a rollover or a trustee-to-trustee transfer.

Money invested in this annuity contract is not available for exchange under section 1035 of the Tax Code or for a trustee-to-trustee transfer as long as it is subject to a withdrawal charge.  You cannot use your Free Withdrawal Amount as an exchange under section 1035 of the Tax Code or for a trustee-to-trustee transfer.

You cannot roll over from a SIMPLE IRA during the first two years of participation in the SIMPLE IRA and you cannot roll over after-tax contributions that are included in the other plans.

Tax laws are complex and your individual situation is unique.  You should always consult a tax advisor before you move or attempt to move assets from one annuity to another annuity, contract or plan.

Federal and State Income Tax Withholding

We are required to withhold federal income taxes on all distributions from your annuity contract. If you are eligible, you may elect not to have any amounts withheld if you provide notice to us in Good Order.  Also, certain states have indicated that we must apply withholding to payments made to their residents.  Generally, an election out of federal withholding will also be considered an election out of state withholding.

Tax Status of the Company

Under existing federal income tax laws, we do not pay tax on investment income and realized capital gains of the Separate Account.  We do not anticipate that we will incur any federal income tax liability on the income and gains earned by the Separate Account.  The Company, therefore, does not impose a charge for federal income taxes.  If federal income tax law changes and we must pay tax on some or all of the income and gains earned by the Separate Account, we may impose a charge against the Separate Account to pay the taxes.  We can also set up reserves for taxes.  We receive a tax deduction for dividends received by the Funds.

Transfers Among Investment Options

There will not be any current tax liability if you transfer any part of the Account Value among the Investment Options in your contract.

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Part 9 — Additional Information

Systematic Withdrawal Program

We offer a program that allows you to pre-authorize periodic withdrawals from your contract prior to your Retirement Date.  You can choose to have withdrawals made monthly, quarterly, semi-annually or annually and can specify the day of the month (other than the 29th, 30th or 31st) on which the withdrawal is to be made.  If you do not select how often you want to receive withdrawals, we will make them on a monthly basis.  You may specify a dollar amount or an annual percentage to be withdrawn, such as the Free Withdrawal Amount.  The minimum Systematic Withdrawal is $100.  If you do not have enough Account Value to make the withdrawal you have specified, no withdrawal will be made and your enrollment in the program will end.  You may specify an account for direct deposit of your Systematic Withdrawals.  Direct deposit is required for monthly withdrawals.  Withdrawals under this program are subject to withdrawal charges, if any (see Part 4, section titled “Withdrawal Charge”) and to income tax and a 10% tax penalty if you are under age 59½.  See Part 8.

To enroll in our Systematic Withdrawal Program, send the appropriate form to our Administrative Office.  You may terminate your participation in the program upon prior written notice.  We may terminate or change the Systematic Withdrawal Program at any time.

Income Plus Withdrawal Program

We offer an Income Plus Withdrawal Program that allows you to pre-authorize substantially equal periodic withdrawals, based on your life expectancy as defined by the Tax Code, from your contract anytime before you reach age 59½.  You will not have to pay a tax penalty for these withdrawals, but they will be subject to ordinary income tax.  See Part 8.  Once you begin receiving your withdrawals under this program, you should not change or stop the withdrawals until the later of:

•                       the date you reach age 59½; and

•                       five years from the date of the first withdrawal under the program.

If you change or stop the withdrawals or take an additional withdrawal, you may have to pay a 10% penalty tax that would have been due on all prior withdrawals made under the Income Plus Withdrawal Program before you reached the date described above, plus interest.

You can choose the Income Plus Withdrawal Program any time before you reach age 59½.  You may choose to have withdrawals made monthly, quarterly, semi-annually or annually and may specify the day of the month (other than the 29th, 30th or 31st) on which the withdrawal is made.  You may specify an account for direct deposit of your withdrawals.  Direct deposit is required for monthly withdrawals.  We will calculate the amount of the withdrawal, subject to a $100 minimum.  We are not responsible for any tax or other liability you may incur if our good faith calculations are not correct.  You should consult with your tax advisor to ensure these withdrawals are appropriate to your situation.

If on any withdrawal date you do not have enough Account Value to make the withdrawals you specified, no withdrawal will be made and your enrollment in the program will end.

To enroll in our Income Plus Withdrawal Program, send the appropriate form to our Administrative Office.  You may end your participation in the program upon prior written notice. We may terminate or change the Income Plus Withdrawal Program at any time.  This program is not available in connection with the Systematic Withdrawal Program.  Withdrawals under this program are subject to withdrawal charges, if any.  See Part 4, section titled “Withdrawal Charge.”

This program is not available with the GLIA Rider or GMWB Rider. See Part 6.

Choices Plus Required Minimum Distribution (RMD) Program

We offer a Choices Plus RMD Program that allows you to pre-authorize withdrawals from your Qualified

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Annuity contract (such as a traditional IRA) after you attain age 70½.  The Tax Code requires that you take minimum distributions from most Qualified Annuity contracts beginning on or before April 1st of the calendar year following the calendar year in which you turn 70½ years old.  These withdrawals are subject to ordinary income tax.  See Part 8.

You can choose the Choices Plus RMD Program at any time if you are age 70½ or older, by sending the election form to our Administrative Office.  You can choose to have withdrawals made monthly, quarterly, semi-annually, or annually and can specify the day of the month (other than the 29th, 30th, or 31st) on which the withdrawal is made.  You may specify an account for direct deposit of your withdrawals.  Direct deposit is required for monthly withdrawals.  We will calculate the amount of the withdrawals using current IRS guidance.  We are not responsible for any tax or other liability you may incur if our good faith calculations are not correct.  You should consult with your tax advisor to ensure these withdrawals are appropriate to your situation.

Withdrawals of Account Value that are made as part of the Choices Plus program are not subject to withdrawal charges or MVAs, as long as you do not take additional withdrawals that would exceed your Free Withdrawal Amount when combined with the RMD amount.  You may end your participation in the program upon prior written notice.  We may terminate or change the Choices Plus RMD Program at any time.

This program is not available with the GLIA Rider or GMWB Rider.  See Part 6.

Dollar Cost Averaging Program

Dollar cost averaging refers to the practice of investing the same amount in the same Variable Account Option at regular intervals (such as once a month), regardless of market conditions.  Thus, you automatically buy more Units when the price is low and fewer when the price is high.  Over time, you may reduce the risk of buying Units when their cost is highest.  Dollar cost averaging does not assure a profit and does not protect against investment losses.

We offer a Dollar Cost Averaging Program under which we transfer contributions that you have allocated to the Touchstone VST Money Market Fund, to one or more other Variable Account Options on a monthly, quarterly, semi-annual or annual basis.  You must tell us how much you want transferred into each Variable Account Option.  The minimum transfer to each Variable Account Option is $250.  We will not charge a transfer charge under our Dollar Cost Averaging Program, and these transfers will not count toward the 12 free transfers you may make in a Contract Year.

To enroll in our Dollar Cost Averaging Program, send the appropriate form to our Administrative Office.  You may terminate your participation in the program upon prior written notice.  We may terminate or change the Dollar Cost Averaging Program at any time.  If you do not have enough Account Value in the Touchstone VST Money Market Fund to transfer to each Variable Account Option specified, no transfer will be made and your enrollment in the program will end.

This program is not available in connection with the GLIA Rider, GMWB Rider or Guaranteed Return Plus Rider.  See Part 6.

Systematic Transfer Program

We also offer a Systematic Transfer Program where we accept new contributions into a Systematic Transfer Option (STO), which is a Fixed Account, and make transfers out of the STO to one or more other Variable Account Options on a monthly or quarterly basis.  We will transfer your STO contributions in approximately equal installments of at least $1,000 over either a six-month or a one-year period, depending on the option you select.  If you do not have enough Account Value in the STO to transfer to each Variable Account Option specified, a final transfer will be made on a pro rata basis and your enrollment in the program will end.  All interest accrued and any Account Value remaining in the STO at the end of

72

the period during which transfers are scheduled to be made will be transferred at the end of that period on a pro rata basis to the Variable Account Options you chose for this program.  You cannot transfer Account Value into the STO.

We will not charge a transfer charge under our Systematic Transfer Program, and these transfers will not count toward the 12 free transfers you may make in a Contract Year.  See Part 4, section titled “Transfer Charge.”

To enroll in our Systematic Transfer Program, send the appropriate form to our Administrative Office.  We can end the Systematic Transfer Program in whole or in part, or restrict contributions to the program.  This program may not be currently available in some states.

This program is not available with the GLIA Rider, GMWB Rider or Guaranteed Return Plus Rider. See Part 6.

Customized Asset Rebalancing Program

Asset rebalancing allows you to maintain a diversified investment mix that is appropriate for your goals and risk tolerance.  Because your different Investment Options will experience different gains and losses at different times, your asset allocation may shift from your preferred mix.  Asset rebalancing periodically resets your investments to your original allocations, ensuring that your asset mix stays in line with your investment strategy.

We offer a Customized Asset Rebalancing Program that allows you to establish a rebalancing allocation and determine how often the Account Value in your currently available Variable Account Options will rebalance to that allocation.  You can choose to rebalance monthly, quarterly, semi-annually or annually.

The Account Value in the currently available Variable Account Options will automatically be rebalanced back to your rebalancing allocation percentages by selling all existing Units subject to rebalancing and repurchasing Units according to your rebalancing allocation.  You will receive a confirmation notice after each rebalancing.  Variable Account Options that are closed to new purchases, and Fixed Accounts, are not included in the Customized Asset Rebalancing Program.

A transfer request or a reallocation of your Account Value does not change your rebalancing allocation.  You must provide specific instructions if you wish to change your rebalancing allocations.  We do not charge a transfer charge for transfers under our Customized Asset Rebalancing Program, and the transfers do not count toward your 12 free transfers.  See Part 4, section titled “Transfer Charge.”

To enroll in our Customized Asset Rebalancing Program, send the appropriate form to our Administrative Office.  Other allocation programs, such as Dollar Cost Averaging, may not work with the Customized Asset Rebalancing Program.  You should, therefore, monitor your use of other programs, as well as transfers and withdrawals, while the Customized Asset Rebalancing Program is in effect.  You may terminate your participation in the program upon prior written notice, and we may end or change the Customized Asset Rebalancing Program at any time.  We recommend you consult with your financial professional when establishing your investment portfolio.

This program is not available with the GLIA Rider, GMWB Rider or Guaranteed Return Plus Rider.  See Part 6.

Systematic Contributions Program

We offer a program for systematic contributions that allows you to pre-authorize monthly, quarterly, or semi-annual withdrawals from your checking account to make your contributions to your annuity contract.  To enroll in this program, send the appropriate form to our Administrative Office.  You or we may end your participation in the program with 30 days prior written notice.  We may end your participation if your bank declines to make any payment.  The minimum amount for systematic contributions is $100 per month.

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Contributions to the GLIA Investment Options, GMWB Investment Options or Guaranteed Return Plus Investment Options may not be made via the Systematic Contribution Program.  See Part 6.

Legal Proceedings

Integrity is a party to litigation and arbitration proceedings in the ordinary course of its business.  None of these matters is expected to have a material adverse effect on Integrity.

If you would like to receive a copy of the Statement of Additional Information, please write:

Administrative Office

Integrity Life Insurance Company

400 Broadway

Cincinnati, OH 45201-3341

ATTN: Request SAI for Integrity Pinnacle (on or before April 30, 1998), Pinnacle III (May 1, 1998 to July 15, 2001; only version sold in Oregon), Pinnacle IV (July 16, 2001 to April 30, 2007), Pinnacle V (May 1, 2007 to December 31, 2011) dated May 1, 2013.

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Appendix A

Financial Information for Separate Account I of Integrity (Pinnacle V)

For the Variable Account Options we currently offer, the table below shows the following data for Pinnacle V contracts with a mortality and expense risk charge of 1.55% issued after May 1, 2007: Unit Value at inception; the number of Units outstanding at December 31 of each year since inception; and the Unit Value at the beginning and end of each period since inception.

	2012	2011	2010	2009	2008	2007	2006	Inception Date and Value

BlackRock Capital Appreciation V.I. Fund, Class III (1439)
Unit value at beginning of period	$8.43	$10.00	—	—	—	—	—	$10.00
Unit value at end of period	$9.42	$8.43
Units outstanding at end of period	73,484	13,828						4-29-11

BlackRock Global Allocation V.I. Fund, Class III (1438)
Unit value at beginning of period	$8.93	$10.00	—	—	—	—	—	$10.00
Unit value at end of period	$9.66	$8.93
Units outstanding at end of period	23,781	9,271						4-29-11

Columbia Variable Portfolio — Mid Cap Value Opportunity, Class 1 (1440)
Unit value at beginning of period	$8.29	$10.00	—	—	—	—	—	$10.00
Unit value at end of period	$9.68	$8.29
Units outstanding at end of period	4,187	3,636						4-28-11

Columbia Variable Portfolio — Small Cap Value, Class 2 (1429)
Unit value at beginning of period	$14.38	$15.56	$12.50	$10.00	—	—	—	$10.00
Unit value at end of period	$15.75	$14.38	$15.56	$12.50
Units outstanding at end of period	22,835	15,103	8,175	1,302				5-2-09

DWS Small Cap Index VIP, Class B (1259)
Unit value at beginning of period	$8.68	$9.24	$7.44	$5.98	$9.25	$10.00	—	$10.00
Unit value at end of period	$9.90	$8.68	$9.24	$7.44	$5.98	$9.25

75

	2012	2011	2010	2009	2008	2007	2006	Inception Date and Value

Units outstanding at end of period	29,070	47,007	54,781	56,321	32,714	4,115		5-1-07

Fidelity VIP Asset Manager, Service Class 2 (1232)
Unit value at beginning of period	$10.18	$10.63	$9.48	$7.48	$10.68	$10.00	—	$10.00
Unit value at end of period	$11.24	$10.18	$10.63	$9.48	$7.48	$10.68
Units outstanding at end of period	30,980	26,150	22,842	28,276	15,515	4,885		5-1-07

Fidelity VIP Balanced, Service Class 2 (1241)
Unit value at beginning of period	$9.63	$10.17	$8.77	$6.44	$9.93	$10.00	—	$10.00
Unit value at end of period	$10.88	$9.63	$10.17	$8.77	$6.44	$9.93
Units outstanding at end of period	77,712	90,760	94,021	50,517	31,487	6,018		5-1-07

Fidelity VIP Contrafund, Service Class 2 (1239)
Unit value at beginning of period	$8.94	$9.34	$8.11	$6.08	$10.78	$10.00	—	$10.00
Unit value at end of period	$10.22	$8.94	$9.34	$8.11	$6.08	$10.78
Units outstanding at end of period	611,626	531,204	492,991	323,641	273,175	79,034		5-1-07

Fidelity VIP Disciplined Small Cap, Service Class 2 (1247)
Unit value at beginning of period	$8.43	$8.70	$7.07	$5.89	$9.05	$10.00	—	$10.00
Unit value at end of period	$9.84	$8.43	$8.70	$7.07	$5.89	$9.05
Units outstanding at end of period	14,064	8,167	14,355	13,297	2,298	0		5-1-07

Fidelity VIP Equity-Income, Service Class 2 (1237)
Unit value at beginning of period	$7.39	$7.46	$6.59	$5.15	$9.15	$10.00	—	$10.00
Unit value at end of period	$8.51	$7.39	$7.46	$6.59	$5.15	$9.15
Units outstanding at end of period	99,821	107,993	107,003	103,859	66,457	15,158		5-1-07

Fidelity VIP Freedom 2010, Service Class 2 (1248)
Unit value at beginning of period	$9.91	$10.11	$9.12	$7.47	$10.15	$10.00	—	$10.00

76

	2012	2011	2010	2009	2008	2007	2006	Inception Date and Value

Unit value at end of period	$10.88	$9.91	$10.11	$9.12	$7.47	$10.15
Units outstanding at end of period	61,638	80,639	60,325	57,813	30,212	3,261		5-1-07

Fidelity VIP Freedom 2015, Service Class 2 (1249)
Unit value at beginning of period	$9.72	$9.92	$8.94	$7.26	$10.14	$10.00	—	$10.00
Unit value at end of period	$10.71	$9.72	$9.92	$8.94	$7.26	$10.14
Units outstanding at end of period	140,494	138,074	153,782	126,647	66,206	4,831		5-1-07

Fidelity VIP Freedom 2020, Service Class 2 (1251)
Unit value at beginning of period	$9.29	$9.55	$8.48	$6.70	$10.13	$10.00	—	$10.00
Unit value at end of period	$10.34	$9.29	$9.55	$8.48	$6.70	$10.13
Units outstanding at end of period	350,068	276,081	237,065	156,211	60,855	7,241		5-1-07

Fidelity VIP Freedom 2025, Service Class 2 (1252)
Unit value at beginning of period	$9.14	$9.51	$8.36	$6.54	$10.13	$10.00	—	$10.00
Unit value at end of period	$10.33	$9.14	$9.51	$8.36	$6.54	$10.13
Units outstanding at end of period	191,029	109,629	105,083	85,671	113,985	51,758		5-1-07

Fidelity VIP Freedom 2030, Service Class 2 (1253)
Unit value at beginning of period	$8.68	$9.08	$7.96	$6.16	$10.12	$10.00	—	$10.00
Unit value at end of period	$9.85	$8.68	$9.08	$7.96	$6.16	$10.12
Units outstanding at end of period	24,637	25,328	24,198	24,808	3,230	182		5-1-07

Fidelity VIP Growth, Service Class 2 (1238)
Unit value at beginning of period	$9.07	$9.21	$7.56	$6.00	$11.56	$10.00	—	$10.00
Unit value at end of period	$10.21	$9.07	$9.21	$7.56	$6.00	$11.56
Units outstanding at end of period	67,001	43,042	33,133	22,735	8,492	2,427		5-1-07

Fidelity VIP High Income, Service Class 2 (1218)
Unit value at beginning of period	$11.58	$11.34	$10.13	$7.17	$9.73	$10.00	—	$10.00

77

	2012	2011	2010	2009	2008	2007	2006	Inception Date and Value

Unit value at end of period	$12.99	$11.58	$11.34	$10.13	$7.17	$9.73
Units outstanding at end of period	70,658	59,933	62,429	54,803	26,633	8,616		5-1-07

Fidelity VIP Index 500, Service Class 2 (1240)
Unit value at beginning of period	$8.40	$8.38	$7.42	$5.97	$9.65	$10.00	—	$10.00
Unit value at end of period	$9.56	$8.40	$8.38	$7.42	$5.97	$9.65
Units outstanding at end of period	205,003	156,215	140,143	100,119	88,886	8,533		5-1-07

Fidelity VIP Investment Grade Bond, Service Class 2 (1219)
Unit value at beginning of period	$12.25	$11.63	$10.98	$9.66	$10.16	$10.00	—	$10.00
Unit value at end of period	$12.74	$12.25	$11.63	$10.98	$9.66	$10.16
Units outstanding at end of period	357,158	255,917	221,551	134,670	66,013	25,296		5-1-07

Fidelity VIP Mid Cap, Service Class 2 (1244)
Unit value at beginning of period	$9.46	$10.78	$8.52	$6.19	$10.41	$10.00	—	$10.00
Unit value at end of period	$10.67	$9.46	$10.78	$8.52	$6.19	$10.41
Units outstanding at end of period	117,436	169,562	213,206	173,502	72,962	57,677		5-1-07

Fidelity VIP Overseas, Service Class 2 (1220)
Unit value at beginning of period	$6.43	$7.91	$7.12	$5.73	$10.38	$10.00	—	$10.00
Unit value at end of period	$7.62	$6.43	$7.91	$7.12	$5.73	$10.38
Units outstanding at end of period	109,272	105,918	98,654	72,162	42,509	12,072		5-1-07

FTVIPT Franklin Growth & Income Securities, Class 2 (1215)
Unit value at beginning of period	$8.08	$8.02	$6.98	$5.60	$8.77	$10.00	—	$10.00
Unit value at end of period	$8.93	$8.08	$8.02	$6.98	$5.60	$8.77
Units outstanding at end of period	75,244	79,065	63,260	49,106	39,352	7,908		5-1-07

78

	2012	2011	2010	2009	2008	2007	2006	Inception Date and Value

FTVIPT Franklin Income Securities, Class 2 (1216)
Unit value at beginning of period	$9.88	$9.80	$8.84	$6.62	$9.56	$10.00	—	$10.00
Unit value at end of period	$10.96	$9.88	$9.80	$8.84	$6.62	$9.56
Units outstanding at end of period	463,369	404,204	269,965	242,280	122,426	85,114		5-1-07

FTVIPT Franklin Large Cap Growth Securities, Class 2 (1211)
Unit value at beginning of period	$8.40	$8.66	$7.88	$6.17	$9.58	$10.00	—	$10.00
Unit value at end of period	$9.29	$8.40	$8.66	$7.88	$6.17	$9.58
Units outstanding at end of period	98,470	99,133	73,769	20,993	23,842	6,202		5-1-07

FTVIPT Franklin Small Cap Value Securities, Class 2 (1217)
Unit value at beginning of period	$8.87	$9.37	$7.42	$5.83	$8.85	$10.00	—	$10.00
Unit value at end of period	$10.34	$8.87	$9.37	$7.42	$5.83	$8.85
Units outstanding at end of period	43,433	33,570	24,023	22,511	15,592	2,892		5-1-07

FTVIPT Mutual Shares Securities, Class 2 (1214)
Unit value at beginning of period	$7.72	$7.92	$7.24	$5.83	$9.42	$10.00	—	$10.00
Unit value at end of period	$8.68	$7.72	$7.92	$7.24	$5.83	$9.42
Units outstanding at end of period	517,420	418,819	193,841	119,851	77,032	63,444		5-1-07

FTVIPT Templeton Foreign Securities, Class 2 (1210)
Unit value at beginning of period	$7.80	$8.86	$8.31	$6.16	$10.49	$10.00	—	$10.00
Unit value at end of period	$9.08	$7.80	$8.86	$8.31	$6.16	$10.49
Units outstanding at end of period	138,368	111,173	92,042	57,610	41,313	13,834		5-1-07

FTVIPT Templeton Global Bond Securities, Class 2 (1410)
Unit value at beginning of period	—	—	—	—	—	—	—	$10.00
Unit value at end of period
Units outstanding at end of period								4-30-13

79

	2012	2011	2010	2009	2008	2007	2006	Inception Date and Value

FTVIPT Templeton Growth Securities, Class 2 (1213)
Unit value at beginning of period	$6.76	$7.39	$6.99	$5.41	$9.53	$10.00	—	$10.00
Unit value at end of period	$8.06	$6.76	$7.39	$6.99	$5.41	$9.53
Units outstanding at end of period	88,148	100,462	92,179	405,142	65,706	30,697		5-1-07

Guggenheim VT Global Managed Futures Strategy (1428)
Unit value at beginning of period	$7.68	$8.53	$8.98	$9.51	$10.00	—	—	$10.00
Unit value at end of period	$6.71	$7.68	$8.53	$8.98	$9.51
Units outstanding at end of period	33,537	30,141	21,356	14,569	0			11-24-08

Guggenheim VT Multi-Hedge Strategies (1407)
Unit value at beginning of period	$8.50	$8.35	$7.99	$8.39	$10.00	—	—	$10.00
Unit value at end of period	$8.55	$8.50	$8.35	$7.99	$8.39
Units outstanding at end of period	62,174	34,313	30,845	20,624	6,149			2-25-08

Guggenheim VT U.S. Long Short Momentum (1406)
Unit value at beginning of period	$8.38	$9.11	$8.32	$6.64	$10.00	—	—	$10.00
Unit value at end of period	$8.62	$8.38	$9.11	$8.32	$6.64
Units outstanding at end of period	18,830	24,729	39,748	36,427	25,629			2-25-08

Invesco V.I. American Franchise, Series II (1208)
Unit value at beginning of period	$9.51	$10.32	$8.76	$5.37	$10.73	$10.00	—	$10.00
Unit value at end of period	$10.61	$9.51	$10.32	$8.76	$5.37	$10.73
Units outstanding at end of period	32,548	23,333	19,103	17,332	1,036	456		5-1-07

Invesco V.I. Comstock, Series II (1209)
Unit value at beginning of period	$7.84	$8.13	$7.14	$5.65	$8.93	$10.00	—	$10.00
Unit value at end of period	$9.17	$7.84	$8.13	$7.14	$5.65	$8.93
Units outstanding at end of period	122,031	62,772	34,486	20,340	8,908	2,670		5-1-07

80

	2012	2011	2010	2009	2008	2007	2006	Inception Date and Value

Invesco V.I. American Value, Series II (1221)
Unit value at beginning of period	$9.96	$10.04	$8.35	$6.09	$10.00	—	—	$10.00
Unit value at end of period	$11.48	$9.96	$10.04	$8.35	$6.09
Units outstanding at end of period	39,748	82,910	48,485	10,212	680			5-1-08

Invesco V.I. International Growth, Series II (1437)
Unit value at beginning of period	$8.41	$10.00	—	—	—	—	—	$10.00
Unit value at end of period	$9.54	$8.41
Units outstanding at end of period	15,114	2,523						4-29-11

Morgan Stanley UIF Emerging Markets Debt, Class II (1256)
Unit value at beginning of period	$12.32	$11.71	$10.83	$8.46	$10.10	$10.00	—	$10.00
Unit value at end of period	$14.29	$12.32	$11.71	$10.83	$8.46	$10.10
Units outstanding at end of period	52,124	35,145	34,791	21,404	19,337	8,736		5-1-07

Morgan Stanley UIF Emerging Markets Equity, Class II (1258)
Unit value at beginning of period	$8.35	$10.37	$8.86	$5.29	$12.42	$10.00	—	$10.00
Unit value at end of period	$9.85	$8.35	$10.37	$8.86	$5.29	$12.42
Units outstanding at end of period	89,310	113,920	102,605	76,982	66,383	13,739		5-1-07

81

	2012	2011	2010	2009	2008	2007	2006	Inception Date and Value

Morgan Stanley UIF U.S. Real Estate, Class II (1254)
Unit value at beginning of period	$8.41	$8.09	$6.34	$5.01	$8.22	$10.00	—	$10.00
Unit value at end of period	$9.58	$8.41	$8.09	$6.34	$5.01	$8.22
Units outstanding at end of period	103,797	119,539	104,983	83,260	51,692	14,035		5-1-07

PIMCO VIT All Asset, Advisor Class (1405)
Unit value at beginning of period	$11.06	$11.02	$9.90	$8.28	$10.00	—	—	$10.00
Unit value at end of period	$12.49	$11.06	$11.02	$9.90	$8.28
Units outstanding at end of period	29,297	24,277	17,273	13,622	1,157			2-25-08

PIMCO VIT CommodityRealReturn Strategy, Advisor Class (1404)
Unit value at beginning of period	$7.44	$8.17	$6.68	$4.79	$10.00	—	—	$10.00
Unit value at end of period	$7.70	$7.44	$8.17	$6.68	$4.79
Units outstanding at end of period	133,517	181,890	160,038	103,906	62,473			2-25-08

PIMCO VIT Long-Term U.S. Government, Advisor Class (1409)
Unit value at beginning of period	—	—	—	—	—	—	—	$10.00
Unit value at end of period
Units outstanding at end of period								4-30-13

PIMCO VIT Low Duration, Advisor Class (1402)
Unit value at beginning of period	$11.08	$11.14	$10.76	$9.65	$10.00	—	—	$10.00
Unit value at end of period	$11.53	$11.08	$11.14	$10.76	$9.65
Units outstanding at end of period	35,040	26,169	14,816	13,089	4,160			2-25-08

82

	2012	2011	2010	2009	2008	2007	2006	Inception Date and Value

PIMCO VIT Real Return, Advisor Class (1403)
Unit value at beginning of period	$12.10	$11.01	$10.36	$8.90	$10.00	—	—	$10.00
Unit value at end of period	$12.94	$12.10	$11.01	$10.36	$8.90
Units outstanding at end of period	42,484	28,710	29,967	25,473	17,639			2-25-08

PIMCO VIT Total Return, Advisor Class (1401)
Unit value at beginning of period	$12.32	$12.09	$11.37	$10.14	$10.00	—	—	$10.00
Unit value at end of period	$13.28	$12.32	$12.09	$11.37	$10.14
Units outstanding at end of period	1,129,174	732,653	628,526	375,943	104,100			2-25-08

TOPS Managed Risk Moderate Growth ETF, Class 3 (1411)
Unit value at beginning of period	—	—	—	—	—	—	—	$10.00
Unit value at end of period
Units outstanding at end of period								4-30-13

Touchstone VST Baron Small Cap Growth (1270)
Unit value at beginning of period	$10.50	$10.18	$8.27	$6.32	$9.68	$10.00	—	$10.00
Unit value at end of period	$12.32	$10.50	$10.18	$8.27	$6.32	$9.68
Units outstanding at end of period	43,432	38,996	64,720	67,333	26,190	7,664		5-1-07

Touchstone VST Core Bond (1261)
Unit value at beginning of period	$12.56	$11.77	$11.11	$9.82	$10.31	$10.00	—	$10.00
Unit value at end of period	$13.02	$12.56	$11.77	$11.11	$9.82	$10.31
Units outstanding at end of period	353,265	328,659	56,469	35,887	22,678	10,482		5-1-07

Touchstone VST High Yield (1265)
Unit value at beginning of period	$12.07	$11.56	$10.42	$7.22	$9.67	$10.00	—	$10.00
Unit value at end of period	$13.48	$12.07	$11.56	$10.42	$7.22	$9.67
Units outstanding at end of period	747,543	502,562	715,698	472,838	122,300	3,660		5-1-07

83

	2012	2011	2010	2009	2008	2007	2006	Inception Date and Value

Touchstone VST Large Cap Core Equity (1266)
Unit value at beginning of period	$8.27	$8.15	$7.38	$6.04	$9.47	$10.00	—	$10.00
Unit value at end of period	$9.12	$8.27	$8.15	$7.38	$6.04	$9.47
Units outstanding at end of period	718,951	535,797	618,294	218,089	24,368	2,890		5-1-07

Touchstone VST Mid Cap Growth (1262)
Unit value at beginning of period	$8.65	$9.90	$8.27	$6.04	$10.18	$10.00	—	$10.00
Unit value at end of period	$10.21	$8.65	$9.90	$8.27	$6.04	$10.18
Units outstanding at end of period	142,983	142,112	123,146	91,834	62,906	19,065		5-1-07

Touchstone VST Money Market (1207)
Unit value at beginning of period	$9.64	$9.79	$9.93	$10.00	—	—	—	$10.00
Unit value at end of period	$9.50	$9.64	$9.79	$9.93
Units outstanding at end of period	235,733	641,587	334,703	222,922				4-27-09

Touchstone VST Third Avenue Value (1269)
Unit value at beginning of period	$6.94	$8.32	$7.03	$5.44	$8.98	$10.00	—	$10.00
Unit value at end of period	$8.25	$6.94	$8.32	$7.03	$5.44	$8.98
Units outstanding at end of period	59,087	115,455	132,550	136,629	100,514	25,743		5-1-07

Touchstone VST Aggressive ETF (1224)
Unit value at beginning of period	$13.83	$14.05	$12.61	$10.00	—	—	—	$10.00
Unit value at end of period	$15.32	$13.83	$14.05	$12.61
Units outstanding at end of period	103,912	103,603	87,560	71,971				4-27-09

Touchstone VST Conservative ETF (1223)
Unit value at beginning of period	$12.28	$12.06	$11.26	$10.00	—	—	—	$10.00
Unit value at end of period	$12.91	$12.28	$12.06	$11.26
Units outstanding at end of period	301,642	207,377	97,493	83,475				4-27-09

84

	2012	2011	2010	2009	2008	2007	2006	Inception Date and Value

Touchstone VST Enhanced ETF (1225)
Unit value at beginning of period	$13.07	$13.83	$12.60	$10.00	—	—	—	$10.00
Unit value at end of period	$14.68	$13.07	$13.83	$12.60
Units outstanding at end of period	5,136	16,705	17,840	20,488				4-27-09

Touchstone VST Moderate ETF (1222)
Unit value at beginning of period	$10.21	$10.18	$9.30	$8.04	$10.00	—	—	$10.00
Unit value at end of period	$11.05	$10.21	$10.18	$9.30	$8.04
Units outstanding at end of period	356,794	364,476	344,098	242,597	7,562			4-25-08

Touchstone VST Aggressive ETF— Guaranteed Return Plus Option (1231)
Unit value at beginning of period	$13.60	$13.91	$12.55	$10.00	—	—	—	$10.00
Unit value at end of period	$14.98	$13.60	$13.91	$12.55
Units outstanding at end of period	41,505	42,016	45,791	47,914				4-27-09

Touchstone VST Conservative ETF — Guaranteed Return Plus Option (1229)
Unit value at beginning of period	$12.08	$11.94	$11.21	$10.00	—	—	—	$10.00
Unit value at end of period	$12.62	$12.08	$11.94	$11.21
Units outstanding at end of period	44,776	44,792	44,808	47,773				4-27-09

Touchstone VST Moderate ETF — Guaranteed Return Plus Option (1230)
Unit value at beginning of period	$12.95	$13.00	$11.94	$10.00	—	—	—	$10.00
Unit value at end of period	$13.93	$12.95	$13.00	$11.94
Units outstanding at end of period	65,173	89,754	91,550	90,072				4-27-09

85

Financial Information for Separate Account I of Integrity (Pinnacle IV)

For the Variable Account Options we currently offer, the table below shows the following data for Pinnacle IV contracts with a mortality and expense risk charge of 1.45% issued between July 16, 2001 and April 30, 2007: Unit Value at inception; the number of Units outstanding at December 31 of each year since inception; and the Unit Value at the beginning and end of each period since inception.

	2012	2011	2010	2009	2008	2007	2006	2005	2004	2003	Inception Date and Value

BlackRock Capital Appreciation V.I. Fund, Class III (1436)
Unit value at beginning of period	$8.43	$10.00	—	—	—	—	—	—	—	—	$10.00
Unit value at end of period	$9.44	$8.43
Units outstanding at end of period	4,261	5,808									4-29-11

BlackRock Global Allocation V.I. Fund, Class III (1435)
Unit value at beginning of period	$8.93	$10.00	—	—	—	—	—	—	—	—	$10.00
Unit value at end of period	$9.68	$8.93
Units outstanding at end of period	1,443	9,085									4-29-11

Columbia Variable Portfolio — Mid Cap Value Opportunity, Class 1 (1432)
Unit value at beginning of period	$8.29	$10.00	—	—	—	—	—	—	—	—	$10.00
Unit value at end of period	$9.69	$8.29
Units outstanding at end of period	2,831	3,657									4-28-11

Columbia Variable Portfolio — Small Cap Value, Class 2 (1425)
Unit value at beginning of period	$14.42	$15.59	$12.51	$10.00	—	—	—	—	—	—	$10.00
Unit value at end of period	$15.81	$14.42	$15.59	$12.51
Units outstanding at end of period	5,552	6,832	24,990	922							5-2-09

86

	2012	2011	2010	2009	2008	2007	2006	2005	2004	2003	Inception Date and Value

DWS Small Cap Index VIP, Class A (254) (1)
Unit value at beginning of period	$14.40	$15.29	$12.27	$9.84	$15.15	$15.68	$13.54	$13.17	$11.35	$7.87	$10.00
Unit value at end of period	$16.50	$14.40	$15.29	$12.27	$9.84	$15.15	$15.68	$13.54	$13.17	$11.35
Units outstanding at end of period	3,156	5,849	5,964	7,767	7,945	9,116	12,554	14,397	21,250	23,855

DWS Small Cap Index VIP, Class B (284)
Unit value at beginning of period	$13.63	$14.49	$11.66	$9.37	$14.48	$15.01	$13.00	$12.68	$10.96	$7.61	$10.00
Unit value at end of period	$15.56	$13.63	$14.49	$11.66	$9.37	$14.48	$15.01	$13.00	$12.68	$10.96
Units outstanding at end of period	19,801	22,673	28,656	33,380	36,350	31,306	38,787	45,071	75,214	87,223

Fidelity VIP Asset Manager, Service Class 2 (232)
Unit value at beginning of period	$12.15	$12.68	$11.29	$8.90	$12.70	$11.19	$10.60	$10.36	$10.00	—	$10.00
Unit value at end of period	$13.44	$12.15	$12.68	$11.29	$8.90	$12.70	$11.19	$10.60	$10.36
Units outstanding at end of period	8,388	13,301	18,324	18,139	28,798	108,846	24,312	20,867	10,421

Fidelity VIP Balanced, Service Class 2 (214)
Unit value at beginning of period	$13.79	$14.55	$12.54	$9.20	$14.18	$13.23	$12.04	$11.58	$11.17	$10.00	$10.00
Unit value at end of period	$15.61	$13.79	$14.55	$12.54	$9.20	$14.18	$13.23	$12.04	$11.58	$11.17
Units outstanding at end of period	80,678	93,795	126,662	90,465	98,433	121,755	87,376	79,635	69,254	10,517

Fidelity VIP Contrafund, Service Class 2 (239)
Unit value at beginning of period	$15.06	$15.72	$13.64	$10.22	$18.09	$15.65	$14.25	$12.40	$10.92	$8.65	$10.00
Unit value at end of period	$17.24	$15.06	$15.72	$13.64	$10.22	$18.09	$15.65	$14.25	$12.40	$10.92
Units outstanding at end of period	416,792	477,761	617,972	678,811	1,034,951	1,028,978	1,042,041	680,077	540,747	329,238

Fidelity VIP Disciplined Small Cap, Service Class 2 (1298)
Unit value at beginning of period	$8.42	$8.68	$7.04	$5.86	$9.00	$10.00	—	—	—	—	$10.00
Unit value at end of period	$9.83	$8.42	$8.68	$7.04	$5.86	$9.00
Units outstanding at end of period	26,897	32,413	36,672	40,273	40,076	46,478					4-27-07

87

	2012	2011	2010	2009	2008	2007	2006	2005	2004	2003	Inception Date and Value

Fidelity VIP Equity-Income, Service Class 2 (237)
Unit value at beginning of period	$10.99	$11.08	$9.79	$7.65	$13.57	$13.59	$11.50	$11.05	$10.08	$7.87	$10.00
Unit value at end of period	$12.68	$10.99	$11.08	$9.79	$7.65	$13.57	$13.59	$11.50	$11.05	$10.08
Units outstanding at end of period	79,777	111,348	186,658	229,942	293,013	345,051	380,396	738,896	751,530	556,770

Fidelity VIP Freedom 2010, Service Class 2 (1283)
Unit value at beginning of period	$10.03	$10.22	$9.21	$7.54	$10.23	$10.00	—	—	—	—	$10.00
Unit value at end of period	$11.03	$10.03	$10.22	$9.21	$7.54	$10.23
Units outstanding at end of period	5,796	12,551	7,863	15,417	23,118	0					4-30-07

Fidelity VIP Freedom 2015, Service Class 2 (1284)
Unit value at beginning of period	$9.85	$10.05	$9.04	$7.34	$10.24	$10.00	—	—	—	—	$10.00
Unit value at end of period	$10.86	$9.85	$10.05	$9.04	$7.34	$10.24
Units outstanding at end of period	1,314	3,910	4,647	1,614	355	0					4-30-07

Fidelity VIP Freedom 2020, Service Class 2 (1285)
Unit value at beginning of period	$9.43	$9.69	$8.60	$6.79	$10.25	$10.00	—	—	—	—	$10.00
Unit value at end of period	$10.51	$9.43	$9.69	$8.60	$6.79	$10.25
Units outstanding at end of period	9,149	15,815	16,190	22,796	22,436	4,439					4-30-07

Fidelity VIP Freedom 2025, Service Class 2 (1286)
Unit value at beginning of period	$9.29	$9.65	$8.48	$6.63	$10.25	$10.00	—	—	—	—	$10.00
Unit value at end of period	$10.51	$9.29	$9.65	$8.48	$6.63	$10.25
Units outstanding at end of period	2,289	2,292	2,295	2,298	2,304	0					4-30-07

Fidelity VIP Freedom 2030, Service Class 2 (1287)
Unit value at beginning of period	$8.84	$9.23	$8.08	$6.25	$10.26	$10.00	—	—	—	—	$10.00
Unit value at end of period	$10.04	$8.84	$9.23	$8.08	$6.25	$10.26
Units outstanding at end of period	39	3,604	2,301	2,324	3,855	0					4-30-07

88

	2012	2011	2010	2009	2008	2007	2006	2005	2004	2003	Inception Date and Value

Fidelity VIP Growth, Service Class 2 (238)
Unit value at beginning of period	$9.22	$9.36	$7.66	$6.08	$11.71	$9.38	$8.93	$8.59	$8.45	$6.47	$10.00
Unit value at end of period	$10.39	$9.22	$9.36	$7.66	$6.08	$11.71	$9.38	$8.93	$8.59	$8.45
Units outstanding at end of period	78,170	108,112	116,565	144,832	183,328	261,388	216,974	446,998	365,952	362,460

Fidelity VIP High Income, Service Class 2 (286)
Unit value at beginning of period	$16.49	$16.13	$14.40	$10.18	$13.80	$13.66	$12.48	$12.38	$11.49	$10.00	$10.00
Unit value at end of period	$18.52	$16.49	$16.13	$14.40	$10.18	$13.80	$13.66	$12.48	$12.38	$11.49
Units outstanding at end of period	47,896	56,380	90,498	117,703	104,370	79,039	136,410	95,381	190,138	274,622

Fidelity VIP Index 500, Service Class 2 (1291)
Unit value at beginning of period	$8.60	$8.58	$7.59	$6.09	$9.84	$10.00	—	—	—	—	$10.00
Unit value at end of period	$9.80	$8.60	$8.58	$7.59	$6.09	$9.84
Units outstanding at end of period	173,076	215,200	341,716	425,327	509,175	422,897					4-27-07

Fidelity VIP Investment Grade Bond, Service Class 2 (408)
Unit value at beginning of period	$13.21	$12.52	$11.81	$10.38	$10.91	$10.64	$10.36	$10.32	$10.00	—	$10.00
Unit value at end of period	$13.74	$13.21	$12.52	$11.81	$10.38	$10.91	$10.64	$10.36	$10.32
Units outstanding at end of period	82,739	113,156	350,237	402,867	354,712	318,746	108,388	77,215	17,787

Fidelity VIP Mid Cap, Service Class 2 (242)
Unit value at beginning of period	$20.30	$23.10	$18.23	$13.24	$22.24	$19.57	$17.67	$15.19	$12.36	$9.07	$10.00
Unit value at end of period	$22.92	$20.30	$23.10	$18.23	$13.24	$22.24	$19.57	$17.67	$15.19	$12.36
Units outstanding at end of period	154,080	188,328	385,667	418,986	351,691	687,556	665,105	452,006	397,893	312,716

Fidelity VIP Overseas, Service Class 2 (409)
Unit value at beginning of period	$10.79	$13.24	$11.91	$9.57	$17.34	$15.03	$12.95	$11.06	$10.00	—	$10.00
Unit value at end of period	$12.80	$10.79	$13.24	$11.91	$9.57	$17.34	$15.03	$12.95	$11.06
Units outstanding at end of period	45,329	56,566	76,388	97,441	177,976	297,246	90,264	20,469	5,234

89

	2012	2011	2010	2009	2008	2007	2006	2005	2004	2003	Inception Date and Value

FTVIPT Franklin Growth & Income Securities, Class 2 (216)
Unit value at beginning of period	$13.18	$13.06	$11.35	$9.10	$14.24	$15.01	$13.05	$12.79	$11.73	$10.00	$10.00
Unit value at end of period	$14.57	$13.18	$13.06	$11.35	$9.10	$14.24	$15.01	$13.05	$12.79	$11.73
Units outstanding at end of period	101,084	144,473	197,718	243,275	298,143	394,457	93,147	93,656	89,108	56,286

FTVIPT Franklin Income Securities, Class 2 (215)
Unit value at beginning of period	$17.47	$17.32	$15.59	$11.67	$16.83	$16.46	$14.13	$14.11	$12.58	$10.00	$10.00
Unit value at end of period	$19.40	$17.47	$17.32	$15.59	$11.67	$16.83	$16.46	$14.13	$14.11	$12.58
Units outstanding at end of period	376,904	438,623	478,068	532,723	446,327	903,176	826,981	461,086	362,610	208,303

FTVIPT Franklin Large Cap Growth Securities, Class 2 (217)
Unit value at beginning of period	$12.69	$13.07	$11.89	$9.30	$14.41	$13.76	$12.59	$12.64	$11.89	$10.00	$10.00
Unit value at end of period	$14.05	$12.69	$13.07	$11.89	$9.30	$14.41	$13.76	$12.59	$12.64	$11.89
Units outstanding at end of period	29,101	33,665	63,345	61,571	59,659	64,017	73,919	85,891	68,991	24,231

FTVIPT Franklin Small Cap Value Securities, Class 2 (1288)
Unit value at beginning of period	$8.94	$9.42	$7.46	$5.86	$8.88	$10.00	—	—	—	—	$10.00
Unit value at end of period	$10.43	$8.94	$9.42	$7.46	$5.86	$8.88
Units outstanding at end of period	5,445	10,864	27,916	8,895	5,247	1,603					4-30-07

FTVIPT Mutual Shares Securities, Class 2 (219)
Unit value at beginning of period	$14.33	$14.69	$13.41	$10.79	$17.42	$17.08	$14.64	$13.44	$12.10	$10.00	$10.00
Unit value at end of period	$16.13	$14.33	$14.69	$13.41	$10.79	$17.42	$17.08	$14.64	$13.44	$12.10
Units outstanding at end of period	262,292	281,187	174,314	193,761	292,251	668,347	320,805	232,478	148,509	69,557

FTVIPT Templeton Foreign Securities, Class 2 (218)
Unit value at beginning of period	$16.19	$18.38	$17.20	$12.74	$21.68	$19.06	$15.92	$14.66	$12.55	$10.00	$10.00
Unit value at end of period	$18.86	$16.19	$18.38	$17.20	$12.74	$21.68	$19.06	$15.92	$14.66	$12.55
Units outstanding at end of period	67,998	81,502	109,845	108,595	127,796	179,478	160,397	153,586	80,323	26,269

90

	2012	2011	2010	2009	2008	2007	2006	2005	2004	2003	Inception Date and Value

FTVIPT Templeton Global Bond Securities, Class 2 (1234)
Unit value at beginning of period	—	—	—	—	—	—	—	—	—	—	$10.00
Unit value at end of period
Units outstanding at end of period											4-30-13

FTVIPT Templeton Growth Securities, Class 2 (220)
Unit value at beginning of period	$13.16	$14.35	$13.56	$10.50	$18.47	$18.31	$15.25	$14.22	$12.43	$10.00	$10.00
Unit value at end of period	$15.70	$13.16	$14.35	$13.56	$10.50	$18.47	$18.31	$15.25	$14.22	$12.43
Units outstanding at end of period	42,781	52,202	90,145	282,639	126,244	250,627	527,334	129,680	104,979	37,346

Guggenheim VT Global Managed Futures Strategy (1424)
Unit value at beginning of period	$7.70	$8.55	$8.99	$9.51	$10.00	—	—	—	—	—	$10.00
Unit value at end of period	$6.74	$7.70	$8.55	$8.99	$9.51
Units outstanding at end of period	2,291	3,280	10,237	16,330	4,847						11-24-08

Guggenheim VT Multi-Hedge Strategies (1421)
Unit value at beginning of period	$8.53	$8.37	$8.00	$8.40	$10.00	—	—	—	—	—	$10.00
Unit value at end of period	$8.59	$8.53	$8.37	$8.00	$8.40
Units outstanding at end of period	11,232	11,590	16,098	20,404	9,003						2-25-08

Guggenheim VT U.S. Long Short Momentum (1420)
Unit value at beginning of period	$8.41	$9.14	$8.34	$6.65	$10.00	—	—	—	—	—	$10.00
Unit value at end of period	$8.66	$8.41	$9.14	$8.34	$6.65
Units outstanding at end of period	9,038	11,433	14,908	18,045	19,464						2-25-08

Invesco V.I. American Franchise, Series II (209)
Unit value at beginning of period	$13.76	$14.92	$12.66	$7.75	$15.46	$13.45	$13.30	$12.54	$11.92	$10.00	$10.00
Unit value at end of period	$15.38	$13.76	$14.92	$12.66	$7.75	$15.46	$13.45	$13.30	$12.54	$11.92
Units outstanding at end of period	11,470	16,843	15,983	27,973	19,595	18,635	27,453	31,560	31,296	3,144

91

	2012	2011	2010	2009	2008	2007	2006	2005	2004	2003	Inception Date and Value

Invesco V.I. Comstock, Series II (208)
Unit value at beginning of period	$14.09	$14.61	$12.81	$10.12	$16.00	$16.63	$14.54	$14.17	$12.24	$10.00	$10.00
Unit value at end of period	$16.52	$14.09	$14.61	$12.81	$10.12	$16.00	$16.63	$14.54	$14.17	$12.24
Units outstanding at end of period	20,537	27,507	30,853	44,369	56,376	71,849	89,764	107,217	81,001	20,908

Invesco V.I. American Value, Series II (1206)
Unit value at beginning of period	$10.00	$10.07	$8.36	$6.10	$10.00	—	—	—	—	—	$10.00
Unit value at end of period	$11.54	$10.00	$10.07	$8.36	$6.10
Units outstanding at end of period	37,891	23,640	16,608	195	0						5-1-08

Invesco V.I. International Growth, Series II (1434)
Unit value at beginning of period	$8.41	$10.00	—	—	—	—	—	—	—	—	$10.00
Unit value at end of period	$9.56	$8.41
Units outstanding at end of period	2,530	366									4-29-11

Morgan Stanley UIF Emerging Markets Debt, Class II (1289)
Unit value at beginning of period	$12.45	$11.81	$10.92	$8.52	$10.17	$10.00	—	—	—	—	$10.00
Unit value at end of period	$14.46	$12.45	$11.81	$10.92	$8.52	$10.17
Units outstanding at end of period	32,520	50,406	66,662	92,319	99,937	100,383					4-28-07

Morgan Stanley UIF Emerging Markets Equity, Class II (210)
Unit value at beginning of period	$29.01	$36.01	$30.72	$18.32	$42.98	$31.05	$22.97	$17.42	$14.37	$10.00	$10.00
Unit value at end of period	$34.26	$29.01	$36.01	$30.72	$18.32	$42.98	$31.05	$22.97	$17.42	$14.37
Units outstanding at end of period	41,754	38,821	56,168	70,811	66,255	108,300	81,270	65,905	60,000	19,728

Morgan Stanley UIF U.S. Real Estate, Class II (1299)
Unit value at beginning of period	$7.91	$7.59	$5.95	$4.70	$7.70	$10.00	—	—	—	—	$10.00
Unit value at end of period	$9.01	$7.91	$7.59	$5.95	$4.70	$7.70
Units outstanding at end of period	107,197	120,998	171,919	188,478	191,827	185,458					4-28-07

92

	2012	2011	2010	2009	2008	2007	2006	2005	2004	2003	Inception Date and Value

PIMCO VIT All Asset, Advisor Class (1419)
Unit value at beginning of period	$11.10	$11.05	$9.92	$8.29	$10.00	—	—	—	—	—	$10.00
Unit value at end of period	$12.56	$11.10	$11.05	$9.92	$8.29
Units outstanding at end of period	37,021	42,358	30,329	16,311	3,548						2-25-08

PIMCO VIT CommodityRealReturn Strategy, Advisor Class (1418)
Unit value at beginning of period	$7.47	$8.19	$6.69	$4.79	$10.00	—	—	—	—	—	$10.00
Unit value at end of period	$7.73	$7.47	$8.19	$6.69	$4.79
Units outstanding at end of period	69,127	109,349	101,535	117,690	79,997						2-25-08

PIMCO VIT Long-Term U.S. Government, Advisor Class (1233)
Unit value at beginning of period	—	—	—	—	—	—	—	—	—	—	$10.00
Unit value at end of period
Units outstanding at end of period											4-30-13

PIMCO VIT Low Duration, Advisor Class (1416)
Unit value at beginning of period	$11.12	$11.17	$10.78	$9.66	$10.00	—	—	—	—	—	$10.00
Unit value at end of period	$11.59	$11.12	$11.17	$10.78	$9.66
Units outstanding at end of period	12,447	16,708	22,381	25,504	18,476						2-25-08

93

	2012	2011	2010	2009	2008	2007	2006	2005	2004	2003	Inception Date and Value

PIMCO VIT Real Return, Advisor Class (1417)
Unit value at beginning of period	$12.14	$11.04	$10.38	$8.90	$10.00	—	—	—	—	—	$10.00
Unit value at end of period	$13.00	$12.14	$11.04	$10.38	$8.90
Units outstanding at end of period	45,130	59,434	71,310	75,572	63,656						2-25-08

PIMCO VIT Total Return, Advisor Class (1415)
Unit value at beginning of period	$12.37	$12.12	$11.39	$10.14	$10.00	—	—	—	—	—	$10.00
Unit value at end of period	$13.34	$12.37	$12.12	$11.39	$10.14
Units outstanding at end of period	400,852	409,794	332,285	331,821	429,240						2-25-08

TOPS Managed Risk Moderate Growth ETF, Class 3 (1235)
Unit value at beginning of period	—	—	—	—	—	—	—	—	—	—	$10.00
Unit value at end of period
Units outstanding at end of period											4-30-13

Touchstone VST Baron Small Cap Growth (246)
Unit value at beginning of period	$19.16	$18.54	$15.06	$11.50	$17.58	$17.36	$14.90	$14.04	$11.14	$8.47	$10.00
Unit value at end of period	$22.50	$19.16	$18.54	$15.06	$11.50	$17.58	$17.36	$14.90	$14.04	$11.14
Units outstanding at end of period	44,365	70,962	150,270	176,152	95,880	137,300	168,193	191,511	154,482	103,621

Touchstone VST Core Bond (292)
Unit value at beginning of period	$14.20	$13.28	$12.53	$11.07	$11.61	$11.17	$10.89	$10.87	$10.68	$10.47	$10.00
Unit value at end of period	$14.73	$14.20	$13.28	$12.53	$11.07	$11.61	$11.17	$10.89	$10.87	$10.68
Units outstanding at end of period	297,583	360,964	78,489	84,792	93,855	138,926	136,349	128,106	97,024	57,926

Touchstone VST Mid Cap Growth (288)
Unit value at beginning of period	$15.37	$17.59	$14.68	$10.72	$18.03	$15.99	$13.97	$12.29	$11.13	$7.67	$10.00
Unit value at end of period	$18.17	$15.37	$17.59	$14.68	$10.72	$18.03	$15.99	$13.97	$12.29	$11.13
Units outstanding at end of period	85,558	81,594	101,319	136,121	143,607	217,697	111,045	106,474	112,887	66,114

94

	2012	2011	2010	2009	2008	2007	2006	2005	2004	2003	Inception Date and Value

Touchstone VST High Yield (289)
Unit value at beginning of period	$17.48	$16.72	$15.06	$10.42	$13.95	$13.90	$13.08	$12.85	$11.90	$9.74	$10.00
Unit value at end of period	$19.54	$17.48	$16.72	$15.06	$10.42	$13.95	$13.90	$13.08	$12.85	$11.90
Units outstanding at end of period	278,041	248,379	414,122	436,630	338,515	150,215	389,140	236,776	384,963	124,089

Touchstone VST Large Cap Core Equity (291)
Unit value at beginning of period	$11.94	$11.76	$10.63	$8.70	$13.62	$13.12	$10.52	$11.01	$10.62	$8.17	$10.00
Unit value at end of period	$13.18	$11.94	$11.76	$10.63	$8.70	$13.62	$13.12	$10.52	$11.01	$10.62
Units outstanding at end of period	272,498	270,195	612,510	516,112	203,281	137,990	152,979	155,170	167,840	136,184

Touchstone VST Money Market (295)
Unit value at beginning of period	$10.64	$10.79	$10.93	$10.99	$10.83	$10.45	$10.11	$9.94	$9.95	$10.00	$10.00
Unit value at end of period	$10.48	$10.64	$10.79	$10.93	$10.99	$10.83	$10.45	$10.11	$9.94	$9.95
Units outstanding at end of period	279,639	503,772	427,834	631,407	254	273	450	451	451	813

Touchstone VST Third Avenue Value (244)
Unit value at beginning of period	$13.74	$16.46	$13.90	$10.73	$17.71	$18.30	$16.02	$13.85	$11.16	$8.08	$10.00
Unit value at end of period	$16.34	$13.74	$16.46	$13.90	$10.73	$17.71	$18.30	$16.02	$13.85	$11.16
Units outstanding at end of period	188,226	219,410	311,143	391,354	491,514	771,079	734,191	728,452	586,207	428,861

Touchstone VST Aggressive ETF (1203)
Unit value at beginning of period	$11.30	$11.47	$10.28	$8.57	$12.27	$11.85	$10.59	$10.27	$10.00	—	$10.00
Unit value at end of period	$12.54	$11.30	$11.47	$10.28	$8.57	$12.27	$11.85	$10.59	$10.27
Units outstanding at end of period	28,102	85,009	124,644	158,134	44,838	71,660	75,838	78,428	6,522

95

	2012	2011	2010	2009	2008	2007	2006	2005	2004	2003	Inception Date and Value

Touchstone VST Conservative ETF (1201)
Unit value at beginning of period	$12.34	$12.11	$11.29	$10.25	$11.49	$11.03	$10.34	$10.16	$10.00	—	$10.00
Unit value at end of period	$12.98	$12.34	$12.11	$11.29	$10.25	$11.49	$11.03	$10.34	$10.16
Units outstanding at end of period	49,231	83,782	163,198	238,110	142,045	156,772	170,570	150,672	0

Touchstone VST Enhanced ETF (1204)
Unit value at beginning of period	$10.82	$11.44	$10.41	$8.64	$12.79	$12.47	$10.97	$10.50	$10.00	—	$10.00
Unit value at end of period	$12.17	$10.82	$11.44	$10.41	$8.64	$12.79	$12.47	$10.97	$10.50
Units outstanding at end of period	51,029	63,649	91,749	105,615	120,671	143,379	174,757	101,636	3,643

Touchstone VST Moderate ETF (1202)
Unit value at beginning of period	$11.91	$11.86	$10.82	$9.35	$11.91	$11.48	$10.50	$10.25	$10.00	—	$10.00
Unit value at end of period	$12.90	$11.91	$11.86	$10.82	$9.35	$11.91	$11.48	$10.50	$10.25
Units outstanding at end of period	266,440	304,643	389,734	417,617	220,039	168,365	207,102	190,972	3,841

Touchstone VST Aggressive ETF Guaranteed Return Plus Option (1228)
Unit value at beginning of period	$13.64	$13.93	$12.56	$10.00	—	—	—	—	—	—	$10.00
Unit value at end of period	$15.04	$13.64	$13.93	$12.56
Units outstanding at end of period	43,048	43,088	44,707	45,719							4-27-09

Touchstone VST Conservative ETF — Guaranteed Return Plus Option (1226)
Unit value at beginning of period	$12.12	$11.96	$11.22	$10.00	—	—	—	—	—	—	$10.00
Unit value at end of period	$12.67	$12.12	$11.96	$11.22
Units outstanding at end of period	46,008	53,031	55,491	58,548							4-27-09

96

	2012	2011	2010	2009	2008	2007	2006	2005	2004	2003	Inception Date and Value

Touchstone VST Moderate ETF — Guaranteed Return Plus Option (1227)
Unit value at beginning of period	$12.99	$13.02	$11.95	$10.00	—	—	—	—	—	—	$10.00
Unit value at end of period	$13.99	$12.99	$13.02	$11.95
Units outstanding at end of period	72,047	86,802	93,438	94,067							4-27-09

(1) Only available in certain contracts.

97

Financial Information for Separate Account I of Integrity (Pinnacle and Pinnacle III)

For the Variable Account Options we currently offer, the table below shows the following data for Pinnacle and Pinnacle III contracts with a mortality and expense risk charge of 1.35%, which were issued prior to July 16, 2001 (Pinnacle III was the only contract sold in Oregon):  Unit Values at inception; the number of units outstanding at December 31 of each year since inception; and the Unit Value at the beginning and end of each period since inception.

	2012	2011	2010	2009	2008	2007	2006	2005	2004	2003	Inception Date and Value

BlackRock Capital Appreciation V.I. Fund, Class III (086)
Unit value at beginning of period	$8.44	$10.00	—	—	—	—	—	—	—	—	$10.00
Unit value at end of period	$9.46	$8.44
Units outstanding at end of period	2,356	391									4-29-11

BlackRock Global Allocation V.I. Fund, Class III (085)
Unit value at beginning of period	$8.94	$10.00	—	—	—	—	—	—	—	—	$10.00
Unit value at end of period	$9.70	$8.94
Units outstanding at end of period	23,286	22,152									4-29-11

Columbia Variable Portfolio — Mid Cap Value Opportunity, Class 1 (087)
Unit value at beginning of period	$8.30	$10.00	—	—	—	—	—	—	—	—	$10.00
Unit value at end of period	$9.71	$8.30
Units outstanding at end of period	5,855	4,664									4-28-11

Columbia Variable Portfolio — Small Cap Value, Class 2 (080)
Unit value at beginning of period	$14.46	$15.62	$12.52	$10.00	—	—	—	—	—	—	$10.00
Unit value at end of period	$15.87	$14.46	$15.62	$12.52
Units outstanding at end of period	1,365	1,340	1,130	637							5-2-09

98

	2012	2011	2010	2009	2008	2007	2006	2005	2004	2003	Inception Date and Value

DWS Small Cap Index VIP, Class A (452)
Unit value at beginning of period	$14.92	$15.82	$12.69	$10.16	$15.64	$16.16	$13.94	$13.55	$11.67	$8.08	$10.00
Unit value at end of period	$17.11	$14.92	$15.82	$12.69	$10.16	$15.64	$16.16	$13.94	$13.55	$11.67
Units outstanding at end of period	33,240	39,758	57,615	69,120	80,486	104,947	137,526	251,072	389,511	461,729

Fidelity VIP Asset Manager, Service Class 2 (402)
Unit value at beginning of period	$12.24	$12.77	$11.36	$8.94	$12.75	$11.22	$10.62	$10.37	$10.00	—	$10.00
Unit value at end of period	$13.55	$12.24	$12.77	$11.36	$8.94	$12.75	$11.22	$10.62	$10.37
Units outstanding at end of period	1,741	8,018	8,442	5,725	10,079	44,486	1,522	24,002	0

Fidelity VIP Balanced, Service Class 2 (403)
Unit value at beginning of period	$12.60	$13.28	$11.43	$8.38	$12.90	$12.03	$10.93	$10.50	$10.00	—	$10.00
Unit value at end of period	$14.27	$12.60	$13.28	$11.43	$8.38	$12.90	$12.03	$10.93	$10.50
Units outstanding at end of period	31,231	43,146	45,202	33,924	24,459	42,556	36,736	36,541	49,805

Fidelity VIP Contrafund, Initial Class (442)
Unit value at beginning of period	$19.60	$20.38	$17.63	$13.17	$23.22	$20.01	$18.16	$15.74	$13.82	$10.90	$10.00
Unit value at end of period	$22.51	$19.60	$20.38	$17.63	$13.17	$23.22	$20.01	$18.16	$15.74	$13.82
Units outstanding at end of period	263,575	330,180	424,096	450,755	565,617	689,112	916,926	1,201,431	1,260,440	1,298,178

Fidelity VIP Disciplined Small Cap, Service Class 2 (045)
Unit value at beginning of period	$8.46	$8.71	$7.06	$5.87	$9.01	$10.00	—	—	—	—	$10.00
Unit value at end of period	$9.89	$8.46	$8.71	$7.06	$5.87	$9.01
Units outstanding at end of period	17,714	25,513	32,382	36,924	42,208	62,415					4-30-07

Fidelity VIP Equity-Income, Initial Class (444)
Unit value at beginning of period	$13.78	$13.83	$12.17	$9.48	$16.76	$16.73	$14.11	$13.51	$12.28	$9.55	$10.00
Unit value at end of period	$15.94	$13.78	$13.83	$12.17	$9.48	$16.76	$16.73	$14.11	$13.51	$12.28
Units outstanding at end of period	155,199	184,447	225,904	293,374	334,846	483,736	674,841	900,224	1,276,954	1,346,565

99

	2012	2011	2010	2009	2008	2007	2006	2005	2004	2003	Inception Date and Value

Fidelity VIP Freedom 2010, Service Class 2 (023)
Unit value at beginning of period	$10.08	$10.26	$9.24	$7.55	$10.23	$10.00	—	—	—	—	$10.00
Unit value at end of period	$11.09	$10.08	$10.26	$9.24	$7.55	$10.23
Units outstanding at end of period	189	1,409	1,408	190	1,886	592					4-30-07

Fidelity VIP Freedom 2015, Service Class 2 (024)
Unit value at beginning of period	$9.90	$10.08	$9.06	$7.35	$10.25	$10.00	—	—	—	—	$10.00
Unit value at end of period	$10.93	$9.90	$10.08	$9.06	$7.35	$10.25
Units outstanding at end of period	409	410	412	414	5,718	0					4-30-07

Fidelity VIP Freedom 2020, Service Class 2 (025)
Unit value at beginning of period	$9.48	$9.73	$8.62	$6.80	$10.26	$10.00	—	—	—	—	$10.00
Unit value at end of period	$10.57	$9.48	$9.73	$8.62	$6.80	$10.26
Units outstanding at end of period	0	0	0	0	0	0					4-30-07

Fidelity VIP Freedom 2025, Service Class 2 (026)
Unit value at beginning of period	$9.33	$9.69	$8.51	$6.64	$10.26	$10.00	—	—	—	—	$10.00
Unit value at end of period	$10.57	$9.33	$9.69	$8.51	$6.64	$10.26
Units outstanding at end of period	360	360	324	0	0	0					4-30-07

Fidelity VIP Freedom 2030, Service Class 2 (027)
Unit value at beginning of period	$8.88	$9.27	$8.11	$6.26	$10.27	$10.00	—	—	—	—	$10.00
Unit value at end of period	$10.09	$8.88	$9.27	$8.11	$6.26	$10.27
Units outstanding at end of period	0	0	0	0	0	0					4-30-07

Fidelity VIP Growth, Service Class 2 (049)
Unit value at beginning of period	$9.26	$9.39	$7.68	$6.09	$11.71	$10.00	—	—	—	—	$10.00
Unit value at end of period	$10.45	$9.26	$9.39	$7.68	$6.09	$11.71
Units outstanding at end of period	13,983	17,530	24,230	24,559	34,363	48,449					4-27-07

100

	2012	2011	2010	2009	2008	2007	2006	2005	2004	2003	Inception Date and Value

Fidelity VIP High Income, Service Class 2 (405)
Unit value at beginning of period	$14.42	$14.09	$12.56	$8.88	$12.02	$11.88	$10.85	$10.75	$10.00	—	$10.00
Unit value at end of period	$16.21	$14.42	$14.09	$12.56	$8.88	$12.02	$11.88	$10.85	$10.75
Units outstanding at end of period	411,418	482,430	571,747	355,067	82,271	52,607	109,560	17,348	377,400

Fidelity VIP Index 500, Service Class 2 (029)
Unit value at beginning of period	$8.64	$8.61	$7.61	$6.10	$9.85	$10.00	—	—	—	—	$10.00
Unit value at end of period	$9.86	$8.64	$8.61	$7.61	$6.10	$9.85
Units outstanding at end of period	59,525	65,160	83,018	195,213	197,617	93,439					4-27-07

Fidelity VIP Investment Grade Bond, Service Class 2 (406)	$13.31	$12.60	$11.88	$10.43	$10.95	$10.67	$10.38	$10.33	$10.00	—	$10.00
Unit value at beginning of period	$13.86	$13.31	$12.60	$11.88	$10.43	$10.95	$10.67	$10.38	$10.33
Unit value at end of period	139,375	154,875	166,917	214,213	261,948	282,377	75,137	98,143	58,076
Units outstanding at end of period

Fidelity VIP Mid Cap, Service Class 2 (047)
Unit value at beginning of period	$9.63	$10.95	$8.63	$6.26	$10.51	$10.00	—	—	—	—	$10.00
Unit value at end of period	$10.88	$9.63	$10.95	$8.63	$6.26	$10.51
Units outstanding at end of period	61,967	77,530	85,114	101,030	121,836	167,498					4-27-07

Fidelity VIP Overseas, Service Class 2 (407)
Unit value at beginning of period	$10.87	$13.33	$11.98	$9.62	$17.40	$15.07	$12.97	$11.07	$10.00	—	$10.00
Unit value at end of period	$12.91	$10.87	$13.33	$11.98	$9.62	$17.40	$15.07	$12.97	$11.07
Units outstanding at end of period	37,946	51,169	63,188	66,042	106,754	152,931	48,216	23,441	4,618

FTVIPT Franklin Growth & Income Securities, Class 2 (044)
Unit value at beginning of period	$8.34	$8.26	$7.18	$5.75	$8.98	$10.00	—	—	—	—	$10.00
Unit value at end of period	$9.24	$8.34	$8.26	$7.18	$5.75	$8.98
Units outstanding at end of period	83,286	107,296	119,973	127,492	137,728	186,769					4-27-07

101

	2012	2011	2010	2009	2008	2007	2006	2005	2004	2003	Inception Date and Value

FTVIPT Franklin Income Securities, Class 1 (433)
Unit value at beginning of period	$18.04	$17.80	$15.99	$11.93	$17.13	$16.69	$14.28	$14.22	$12.63	$10.00	$10.00
Unit value at end of period	$20.09	$18.04	$17.80	$15.99	$11.93	$17.13	$16.69	$14.28	$14.22	$12.63
Units outstanding at end of period	384,596	478,824	571,103	667,111	823,693	1,180,867	1,467,377	1,913,947	2,225,251	2,619,202

FTVIPT Franklin Large Cap Growth Securities, Class 2 (435)
Unit value at beginning of period	$12.80	$13.18	$11.97	$9.35	$14.48	$13.82	$12.63	$12.67	$11.90	$10.00	$10.00
Unit value at end of period	$14.19	$12.80	$13.18	$11.97	$9.35	$14.48	$13.82	$12.63	$12.67	$11.90
Units outstanding at end of period	4,000	5,186	8,948	9,135	10,419	22,308	31,380	40,911	32,611	15,672

FTVIPT Franklin Small Cap Value Securities, Class 2 (028)
Unit value at beginning of period	$8.98	$9.46	$7.48	$5.87	$8.88	$10.00	—	—	—	—	$10.00
Unit value at end of period	$10.49	$8.98	$9.46	$7.48	$5.87	$8.88
Units outstanding at end of period	16,585	14,920	8,392	9,719	25,923	630					4-30-07

FTVIPT Mutual Shares Securities, Class 2 (436)
Unit value at beginning of period	$14.46	$14.81	$13.50	$10.86	$17.50	$17.15	$14.68	$13.46	$12.12	$10.00	$10.00
Unit value at end of period	$16.30	$14.46	$14.81	$13.50	$10.86	$17.50	$17.15	$14.68	$13.46	$12.12
Units outstanding at end of period	66,112	84,585	101,619	113,974	139,591	222,552	281,299	277,130	155,623	147,344

FTVIPT Templeton Foreign Securities, Class 2 (439)
Unit value at beginning of period	$16.34	$18.53	$17.33	$12.82	$21.79	$19.13	$15.97	$14.69	$12.57	$10.00	$10.00
Unit value at end of period	$19.05	$16.34	$18.53	$17.33	$12.82	$21.79	$19.13	$15.97	$14.69	$12.57
Units outstanding at end of period	30,379	40,030	48,448	59,451	61,762	105,813	132,385	178,899	98,229	82,198

FTVIPT Templeton Global Bond Securities, Class 2 (089)
Unit value at beginning of period	—	—	—	—	—	—	—	—	—	—	$10.00
Unit value at end of period
Units outstanding at end of period											4-30-13

102

	2012	2011	2010	2009	2008	2007	2006	2005	2004	2003	Inception Date and Value

FTVIPT Templeton Growth Securities, Class 2 (437)
Unit value at beginning of period	$13.28	$14.47	$13.66	$10.56	$18.56	$18.38	$15.30	$14.24	$12.45	$10.00	$10.00
Unit value at end of period	$15.86	$13.28	$14.47	$13.66	$10.56	$18.56	$18.38	$15.30	$14.24	$12.45
Units outstanding at end of period	56,050	61,877	71,865	85,771	121,459	164,803	198,244	214,122	97,800	32,447

Guggenheim VT Global Managed Futures Strategy (048)
Unit value at beginning of period	$7.72	$8.57	$9.00	$9.51	$10.00	—	—	—	—	—	$10.00
Unit value at end of period	$6.77	$7.72	$8.57	$9.00	$9.51
Units outstanding at end of period	1,260	709	1,912	8,835	0						11-24-08

Guggenheim VT Multi-Hedge Strategies (055)
Unit value at beginning of period	$8.45	$8.29	$7.91	$8.29	$10.00	—	—	—	—	—	$10.00
Unit value at end of period	$8.52	$8.45	$8.29	$7.91	$8.29
Units outstanding at end of period	741	1,596	1,185	1,501	1,296						2-25-08

Guggenheim VT U.S. Long Short Momentum (057)
Unit value at beginning of period	$8.21	$8.91	$8.12	$6.47	$10.00	—	—	—	—	—	$10.00
Unit value at end of period	$8.46	$8.21	$8.91	$8.12	$6.47
Units outstanding at end of period	0	0	1,755	2,116	1,322						2-25-08

Invesco V.I. American Franchise, Series II (459)
Unit value at beginning of period	$13.89	$15.04	$12.75	$7.80	$15.54	$13.51	$13.34	$12.56	$11.93	$10.00	$10.00
Unit value at end of period	$15.53	$13.89	$15.04	$12.75	$7.80	$15.54	$13.51	$13.34	$12.56	$11.93
Units outstanding at end of period	3,653	3,792	4,525	5,757	5,952	7,918	10,001	10,651	18,299	7,394

Invesco V.I. Comstock, Series II (429)
Unit value at beginning of period	$14.22	$14.73	$12.90	$10.18	$16.08	$16.69	$14.58	$14.20	$12.25	$10.00	$10.00
Unit value at end of period	$16.68	$14.22	$14.73	$12.90	$10.18	$16.08	$16.69	$14.58	$14.20	$12.25
Units outstanding at end of period	10,101	12,973	15,756	19,249	27,830	44,705	63,602	89,197	62,173	32,215

103

	2012	2011	2010	2009	2008	2007	2006	2005	2004	2003	Inception Date and Value

Invesco V.I. American Value, Series II (059)
Unit value at beginning of period	$10.04	$10.09	$8.37	$6.10	$10.00	—	—	—	—	—	$10.00
Unit value at end of period	$11.59	$10.04	$10.09	$8.37	$6.10
Units outstanding at end of period	164	56	56	0	23,440						5-1-08

Invesco V.I. International Growth, Series II (084)
Unit value at beginning of period	$8.42	$10.00	—	—	—	—	—	—	—	—	$10.00
Unit value at end of period	$9.57	$8.42
Units outstanding at end of period	4,029	0									4-29-11

Morgan Stanley UIF Emerging Markets Debt, Class I (449)
Unit value at beginning of period	$22.96	$21.75	$20.09	$15.64	$18.64	$17.74	$16.23	$14.65	$13.50	$10.70	$10.00
Unit value at end of period	$26.72	$22.96	$21.75	$20.09	$15.64	$18.64	$17.74	$16.23	$14.65	$13.50
Units outstanding at end of period	26,302	34,036	34,823	131,963	49,900	68,372	79,903	124,599	147,431	199,349

Morgan Stanley UIF Emerging Markets Equity, Class II (494)
Unit value at beginning of period	$29.28	$36.30	$30.93	$18.43	$43.19	$31.18	$23.04	$17.46	$14.39	$10.00	$10.00
Unit value at end of period	$34.61	$29.28	$36.30	$30.93	$18.43	$43.19	$31.18	$23.04	$17.46	$14.39
Units outstanding at end of period	19,504	19,437	24,963	26,832	30,485	48,485	39,141	40,938	19,454	14,038

Morgan Stanley UIF U.S. Real Estate, Class I (458)
Unit value at beginning of period	$28.64	$27.41	$21.38	$16.88	$27.56	$33.68	$24.73	$21.42	$15.92	$11.73	$10.00
Unit value at end of period	$32.72	$28.64	$27.41	$21.38	$16.88	$27.56	$33.68	$24.73	$21.42	$15.92
Units outstanding at end of period	42,014	44,817	55,383	63,451	76,505	113,160	189,675	247,351	322,320	331,092

104

	2012	2011	2010	2009	2008	2007	2006	2005	2004	2003	Inception Date and Value

PIMCO VIT All Asset, Advisor Class (050)
Unit value at beginning of period	$11.05	$10.99	$9.86	$8.23	$10.00	—	—	—	—	—	$10.00
Unit value at end of period	$12.52	$11.05	$10.99	$9.86	$8.23
Units outstanding at end of period	39,234	26,995	24,911	14,657	16,146						2-25-08

PIMCO VIT CommodityRealReturn Strategy, Advisor Class (051)
Unit value at beginning of period	$7.44	$8.16	$6.65	$4.76	$10.00	—	—	—	—	—	$10.00
Unit value at end of period	$7.71	$7.44	$8.16	$6.65	$4.76
Units outstanding at end of period	14,101	21,447	18,570	18,353	9,732						2-25-08

PIMCO VIT Long-Term U.S. Government, Advisor Class (088)
Unit value at beginning of period	—	—	—	—	—	—	—	—	—	—	$10.00
Unit value at end of period
Units outstanding at end of period											4-30-13

PIMCO VIT Low Duration, Advisor Class (052)
Unit value at beginning of period	$11.20	$11.24	$10.83	$9.70	$10.00	—	—	—	—	—	$10.00
Unit value at end of period	$11.68	$11.20	$11.24	$10.83	$9.70
Units outstanding at end of period	26,896	23,297	28,454	21,858	3,040						2-25-08

105

											Inception Date and
	2012	2011	2010	2009	2008	2007	2006	2005	2004	2003	Value

PIMCO VIT Real Return, Advisor Class (053)
Unit value at beginning of period	$12.20	$11.09	$10.41	$8.92	$10.00	—	—	—	—	—	$10.00
Unit value at end of period	$13.08	$12.20	$11.09	$10.41	$8.92
Units outstanding at end of period	16,520	16,544	16,689	19,853	22,562						2-25-08

PIMCO VIT Total Return, Advisor Class (054)
Unit value at beginning of period	$12.24	$11.99	$11.25	$10.01	$10.00	—	—	—	—	—	$10.00
Unit value at end of period	$13.22	$12.24	$11.99	$11.25	$10.01
Units outstanding at end of period	140,173	87,251	74,256	133,450	34,839						2-25-08

TOPS Managed Risk Moderate Growth ETF, Class 3 (1450)
Unit value at beginning of period	—	—	—	—	—	—	—	—	—	—	$10.00
Unit value at end of period
Units outstanding at end of period											4-30-13

Touchstone VST Baron Small Cap Growth (431)
Unit value at beginning of period	$34.75	$33.60	$27.26	$20.79	$31.76	$31.33	$26.86	$25.28	$20.05	$15.23	$10.00
Unit value at end of period	$40.85	$34.75	$33.60	$27.26	$20.79	$31.76	$31.33	$26.86	$25.28	$20.05
Units outstanding at end of period	35,805	51,613	59,006	71,116	77,455	100,219	133,758	185,632	185,980	203,229

Touchstone VST Core Bond (466)
Unit value at beginning of period	$14.34	$13.40	$12.63	$11.14	$11.68	$11.22	$10.93	$10.90	$10.70	$10.48	$10.00
Unit value at end of period	$14.89	$14.34	$13.40	$12.63	$11.14	$11.68	$11.22	$10.93	$10.90	$10.70
Units outstanding at end of period	46,654	51,131	51,678	67,124	86,988	106,759	83,827	109,727	109,117	163,286

Touchstone VST High Yield (463)
Unit value at beginning of period	$17.65	$16.86	$15.17	$10.49	$14.03	$13.97	$13.12	$12.88	$11.92	$9.75	$10.00
Unit value at end of period	$19.75	$17.65	$16.86	$15.17	$10.49	$14.03	$13.97	$13.12	$12.88	$11.92
Units outstanding at end of period	35,056	71,001	89,374	107,631	311,323	190,000	246,607	426,79	534,408	1,048,075

106

											Inception Date and
	2012	2011	2010	2009	2008	2007	2006	2005	2004	2003	Value

Touchstone VST Large Cap Core Equity (465)
Unit value at beginning of period	$12.05	$11.86	$10.71	$8.75	$13.69	$13.18	$10.56	$11.04	$10.64	$8.18	$10.00
Unit value at end of period	$13.32	$12.05	$11.86	$10.71	$8.75	$13.69	$13.18	$10.56	$11.04	$10.64
Units outstanding at end of period	467,368	569,912	656,872	762,444	917,474	494,720	634,670	1,078,127	1,355,134	1,681,322

Touchstone VST Mid Cap Growth (462)
Unit value at beginning of period	$15.53	$17.75	$14.79	$10.79	$18.14	$16.07	$14.02	$12.32	$11.15	$7.67	$10.00
Unit value at end of period	$18.37	$15.53	$17.75	$14.79	$10.79	$18.14	$16.07	$14.02	$12.32	$11.15
Units outstanding at end of period	31,379	40,051	44,357	49,862	59,707	105,395	57,079	73,516	98,578	85,135

Touchstone VST Money Market (469)
Unit value at beginning of period	$10.74	$10.89	$11.01	$11.07	$10.89	$10.50	$10.14	$9.97	$9.97	$10.00	$10.00
Unit value at end of period	$10.60	$10.74	$10.89	$11.01	$11.07	$10.89	$10.50	$10.14	$9.97	$9.97
Units outstanding at end of period	286,745	321,236	430,303	631,551	997,415	874,576	1,108,687	1,224,340	741,819	1,202,155

Touchstone VST Third Avenue Value (420)
Unit value at beginning of period	$41.40	$49.55	$41.79	$32.24	$53.14	$54.86	$47.99	$41.43	$33.35	$24.11	$10.00
Unit value at end of period	$49.30	$41.40	$49.55	$41.79	$32.24	$53.14	$54.86	$47.99	$41.43	$33.35
Units outstanding at end of period	107,217	135,546	164,778	188,735	233,437	334,782	407,462	571,704	656,051	741,076

Touchstone VST Aggressive ETF (498)
Unit value at beginning of period	$11.38	$11.54	$10.34	$8.61	$12.31	$11.87	$10.60	$10.27	$10.00	—	$10.00
Unit value at end of period	$12.64	$11.38	$11.54	$10.34	$8.61	$12.31	$11.87	$10.60	$10.27
Units outstanding at end of period	8,304	38,105	49,967	42,168	14,492	25,291	51,120	64,045	23,909

Touchstone VST Conservative ETF (400)
Unit value at beginning of period	$12.43	$12.18	$11.35	$10.29	$11.53	$11.05	$10.36	$10.16	$10.00	—	$10.00
Unit value at end of period	$13.09	$12.43	$12.18	$11.35	$10.29	$11.53	$11.05	$10.36	$10.16
Units outstanding at end of period	9,291	16,085	19,766	33,166	54,426	207,390	125,949	16,880	0

107

											Inception Date and
	2012	2011	2010	2009	2008	2007	2006	2005	2004	2003	Value

Touchstone VST Enhanced ETF (499)
Unit value at beginning of period	$10.90	$11.51	$10.46	$8.68	$12.83	$12.50	$10.98	$10.50	$10.00	—	$10.00
Unit value at end of period	$12.27	$10.90	$11.51	$10.46	$8.68	$12.83	$12.50	$10.98	$10.50
Units outstanding at end of period	23,028	24,319	24,798	51,982	169,138	357,124	446,813	268,034	193

Touchstone VST Moderate ETF (497)
Unit value at beginning of period	$11.99	$11.94	$10.88	$9.39	$11.95	$11.51	$10.51	$10.25	$10.00	—	$10.00
Unit value at end of period	$13.01	$11.99	$11.94	$10.88	$9.39	$11.95	$11.51	$10.51	$10.25
Units outstanding at end of period	38,048	48,698	57,411	122,512	193,681	159,737	149,406	145,411	2,011

108

Appendix B — Withdrawal Charge Examples

We allow two ways for you to request withdrawals.  In the first method, you receive the amount requested, and any withdrawal charge is taken from the Account Value.  This reduces your Account Value by the amount of the withdrawal charge in addition to the amount you requested.  This is the method used unless you request otherwise or unless you have elected one of the GLIA Riders.  In the second method, you receive less than you requested if a withdrawal charge applies because the Account Value is reduced by the amount of the requested withdrawal and any withdrawal charge is taken from that amount.

For both methods, withdrawals are attributed to amounts in the following order:

1.              any Free Withdrawal Amount (except in the case of a surrender);

2.              contributions that are no longer subject to a withdrawal charge and have not yet been withdrawn (contributions are withdrawn from oldest to youngest);

3.              contributions subject to a withdrawal charge that have not yet been withdrawn (contributions are withdrawn from oldest to youngest);

4.              any gain, interest or other amount that is not considered a contribution.

Example Assumptions

Assume one contribution is made, no previous withdrawals have been taken, no MVA applies to the withdrawal and the Account Value at the time of the withdrawal is higher than the Account Value on the most recent Contract Anniversary:

Contribution:	$50,000
Account Value before withdrawal:	$60,000
Requested withdrawal:	$16,000
Withdrawal Charge percentage applicable to the contribution:	6%

Taxes are not considered in this example.

Using the First Method

The Free Withdrawal Amount is calculated as:

$6,000 = $60,000 (Account Value on the date of the withdrawal) x 10% (free withdrawal percentage) - $0 (previous partial withdrawals during the current Contract Year).

After first applying the withdrawal to the Free Withdrawal Amount, the amount of the withdrawal still to be applied is:

$10,000 = $16,000 (requested withdrawal) - $6,000 (Free Withdrawal Amount).

There are no contributions that are no longer subject to a withdrawal charge, so the withdrawal is next applied to the contribution subject to a withdrawal charge.  The withdrawal charge for this method is calculated as:

$638.30 = $10,000 (portion of the withdrawal still to be attributed) x (withdrawal charge percentage) divided by (1 — 6%) (one minus the withdrawal charge percentage).

Using this method, you will receive $16,000; however, the total Account Value withdrawn is:

$16,638.30 = $16,000 (requested withdrawal) + $638.30 (withdrawal charge).

The amount of contribution still subject to a withdrawal charge is:

$39,361.70 = $50,000 (contribution) - $10,638.30 (portion of withdrawal attributed to contribution including the withdrawal charge).

109

Note, the withdrawal charge does not just apply to the contribution withdrawn ($10,000 x 6%).  It also applies to the withdrawal charge itself indicated by the (1- 6%) factor in the withdrawal charge formula.

Using the Second Method

The Free Withdrawal Amount is calculated as:

$6,000 = $60,000 (Account Value on the date of the withdrawal) x 10% (free withdrawal percentage) - $0 (previous partial withdrawals during the current Contract Year).

After first applying the withdrawal to the Free Withdrawal Amount, the amount of the withdrawal still to be attributed is:

$10,000 = $16,000 (requested withdrawal) - $6,000 (Free Withdrawal Amount).

There are no contributions that are no longer subject to a withdrawal charge, so the withdrawal is next applied to the contribution subject to a withdrawal charge.  The withdrawal charge for this method is calculated as:

$600 = $10,000 (portion of the withdrawal still to be attributed) x 6% (withdrawal charge percentage).

Using this method, the total Account Value withdrawn is $16,000; however, you will receive:

$15,400 = $16,000 (requested withdrawal) - $600 (withdrawal charge).

The amount of contribution still subject to a withdrawal charge is:

$40,000 = $50,000 (contribution) - $10,000 (portion of withdrawal attributed to contribution including the withdrawal charge).

Note the second method will produce the same withdrawal charge as the first method if the requested withdrawal under the second method is the same as the total Account Value withdrawn in the first method.  For example, a requested withdrawal of $16,638.30 using the second method produces the same $638.30 withdrawal charge as shown in the first method above.

This example is for illustrative purposes only and does not predict results.

110

Appendix C

Illustration of a Market Value Adjustment

The following examples illustrate how the MVA and the withdrawal charge may affect the value of a GRO upon a withdrawal.

Assumptions:

•                  Contribution to a GRO -  $50,000

•                  Guarantee Period - 7 Years

•                  Withdrawal -  at the end of year three of the 7-year Guarantee Period

•                  No prior partial withdrawals or transfers

•                  Guaranteed Interest Rate - 5% Annual Effective Rate

The GRO Value for this $50,000 contribution would be $70,355.02 at the end of the Guarantee Period.

After three years, the GRO value is $57,881.25.

The MVA will be based on the Guaranteed Interest Rate (A in the MVA formula) and the current rate we are offering at the time of the withdrawal on new contributions to GROs (B in the MVA formula) for the Guarantee Period equal to the time remaining in your Guarantee Period, rounded to the next lower number of complete months (N in the MVA formula).  If we don’t declare a current rate for the exact time remaining, we’ll use a formula to find a rate using Guarantee Periods closest to (next higher and next lower) the remaining period described above.  Three years after the initial contribution, there would have been four years remaining in your GRO Guarantee Period.  These examples also show the withdrawal charge, which would be calculated separately.

Examples of a Downward Market Value Adjustment:

A downward MVA results from a full or partial withdrawal that occurs when interest rates have increased.  Assume interest rates have increased since the beginning of the 7-year Guarantee Period.  At the time of the withdrawal, the current rate for new contributions and transfers to a 4-year Guarantee Period is 6.25%.

Full Withdrawal

Upon a full withdrawal, the MVA would be:

-0.0551589 = [(1 + .05)48/12 / (1 + .0625 + .0025)48/12] - 1

The MVA is a reduction of $3,192.67 from the GRO Value:  —$3,192.67 = -0.0551589 X $57,881.25

The Adjusted Account Value would be:

$54,688.58 = $57,881.25 - $3,192.67

A withdrawal charge of 6% would be assessed against the $50,000 original contribution:

$3,000.00 = $50,000.00 X .06

Thus, the amount payable on a full withdrawal would be:  $51,688.58 = $57,881.25 - $3,192.67 - $3,000.00

Partial Withdrawal

If instead of a full withdrawal, $20,000 was requested, we would first determine the Free Withdrawal Amount:

$5,788.13= $57,881.25 X 0.10

The amount subject to a 6% withdrawal charge (non-free amount) would be:  $14,211.87 = $20,000.00 -

111

$5,788.13

The MVA, which is only applicable to the non-free amount, and which is subject to the 6% withdrawal charge, would be:

($783.91) = -0.0551589 X $14,211.87

The withdrawal charge would be:  $957.18 = [($14,211.87 (the non-free amount) + $783.91 (the negative MVA))/ (1 - 0.06) a factor used to calculate the 6% withdrawal charge and adjust the withdrawal charge to include a withdrawal charge on itself] - ($14,211.87+ $783.91)

Thus, the total amount of Account Value needed to provide $20,000 after the MVA and withdrawal charge would be:

$21,741.09 = $20,000.00 + $783.91+ $957.18

The value remaining in the GRO after the withdrawal would be:  $36,140.16 = $57,881.25 - $21,741.09

Examples of an Upward Market Value Adjustment:

An upward MVA results from a full or partial withdrawal that occurs when interest rates have decreased. Assume interest rates have decreased since the beginning of the 7-year Guarantee Period.  At the time of the withdrawal, the current rate for new contributions and transfers to a 4-year Guarantee Period is 4%.

Full Withdrawal

Upon a full withdrawal, the MVA would be:

0.0290890 = [(1 + .05)48/12 / (1 + .04 + .0025)48/12] - 1

The MVA is an increase of $1,683.71 to the value in the GRO:  $1,683.71 = .0290890 X $57,881.25

The Adjusted Account Value would be:

$59,564.96 = $57,881.25 + $1,683.71

A withdrawal charge of 6% would be assessed against the $50,000 original contribution:

$3,000.00 = $50,000.00 X .06

Thus, the amount payable on a full withdrawal would be:  $56,564.96 = $57,881.25 + $1,683.71 - $3,000.00

Partial Withdrawal

If instead of a full withdrawal, $20,000 was requested, the Free Withdrawal Amount and non-free amount would first be determined as above:

Free Amount  =  $5,788.13                Non-Free Amount =  $14,211.87

The MVA, which is only applicable to the non-free amount, and which is subject to the 5% withdrawal charge, would be:

$413.41 = 0.0290890 X $14,211.87

The withdrawal charge would be:  $880.75 = [($14,211.87 (the non-free amount) - $413.41 (the positive MVA))/ (1 - 0.06) a factor used to calculate the 6% withdrawal charge and adjust the withdrawal charge to include a withdrawal charge on itself] - ($14,211.87 - $413.41)

Thus, the total amount of Account Value needed to provide $20,000 after the MVA and withdrawal charge would be:

$20,467.34 = $20,000.00 - $413.41 + $880.75

112

The value remaining in the GRO after the withdrawal would be:  $37,413.91 = $57,881.25 - $20,467.34

Actual MVAs will have a greater or lesser impact than shown in the examples, depending on the actual change in current interest rate and the timing of the withdrawal in relation to the time remaining in the Guarantee Period.

The MVA operates in a similar manner for transfers, except withdrawal charges don’t apply to transfers.

113

Appendix D

Parties to the Contract

Owner

•                  Chooses parties to the contract.

•                  Can change beneficiaries any time before death of owner or annuitant.

•                  Has right to withdrawals and annuity payments while the Annuitant is alive and responsibility to pay taxes on such payments.

•                  Responsible for any tax penalties for withdrawals taken before age 59½.

•                  Responsible for taking required minimum distributions on qualified contracts.

Annuitant

•                  Must be a natural person.

•                  The measuring life for the Annuity Benefit.

•                  The Annuitant’s death triggers the payment of the Death Benefit, unless there is a contingent Annuitant.

•                  Has no rights under the contract.

Joint Owner (Optional)

•                  Shares in all ownership rights with owner.

•                  Will be co-payee on all withdrawals and annuity payments with the owner.

•                  Both joint owners must execute all choices and changes to the contract.

•                  If either owner or joint owner dies, both are considered to be deceased and a Distribution on Death will be paid to the owner’s beneficiary.  The joint owner is not the owner’s beneficiary.

Contingent Annuitant (Optional) • Must be a natural person. If still alive when the primary Annuitant dies, will become the Annuitant under the contract. • Has no rights in the contract.

Owner’s Beneficiary

•                  Must be designated by the owner as owner’s beneficiary.

•                  Must receive a Distribution on Death of owner if the Annuitant is still alive.

•                  Responsible for taxes on distribution.

•                  If owner’s beneficiary is not alive at owner’s death, the Distribution on Death of owner is paid to the owner’s estate.

Annuitant’s Beneficiary

•                  Must be designated by the owner as the Annuitant’s beneficiary.

•                  Is entitled to the Death Benefit under the contract when the Annuitant dies.

•                  Is generally responsible for paying any taxes due on the Death Benefit paid.

•                  If Annuitant’s beneficiary is not alive at Annuitant’s death, the Death Benefit is paid to the Annuitant’s estate.

114

Appendix D – continued

Guide to Spousal Continuation

Owner*	Owner’s Beneficiary	Annuitant	Annuitant’s Beneficiary	Spousal Continuation Available When Owner Dies?	Spousal Continuation Available When Annuitant Dies?

Spouse 1	Spouse 2	Spouse 1	Spouse 2	Yes. Enhanced Spousal Continuation available, which includes an increase in Account Value for any enhanced Death Benefit.	Yes. Enhanced Spousal Continuation available, which includes an increase in the Account Value for any enhanced Death Benefit.

Spouse 1	Spouse 2	Spouse 2	Spouse 1	Yes. Standard Spousal Continuation only. No increase in Account Value because Annuitant is still alive.	No. Death benefit is paid to Spouse 1.

Spouse 1	Spouse 2	Spouse 1	Non-spouse	No. Death Benefit is paid to Annuitant’s beneficiary (Non-spouse).	No. Death benefit is paid to Annuitant’s beneficiary (Non-spouse).

Spouse 1	Non-spouse	Spouse 1	Spouse 2	No. Owner’s beneficiary is non-spouse.	No. Death Benefit is paid to Spouse 2.

Spouse 1	Spouse 2	Non-spouse	Non-spouse	Yes. Standard Spousal Continuation only. No increase in Account Value because Annuitant is still alive.	No. Death Benefit is paid to Annuitant’s beneficiary (Non-spouse).

Non-spouse	Non-spouse	Spouse 1	Spouse 2	No.	No. Death Benefit is paid to Spouse 2.

*In the case of joint owners, the distribution requirements are applied at the first death.

The joint owner is not the owner’s beneficiary.

115

Appendix E

Illustration of Guaranteed Lifetime Income Advantage

The following examples demonstrate how the Rider works, based on the stated assumptions.  These examples are for illustration only, and do not predict future investment results.

Example #1

This example illustrates the Spousal Rider where withdrawals equal to the Lifetime Payout Amount (LPA), as well as Nonguaranteed Withdrawals have been taken, an additional contribution has been made and Bonuses and Step-Ups have been applied.  It also illustrates payments for the life of the Primary and Spousal Annuitant even though the Account Value has been reduced to zero. Rounding of amounts less than $1.00 is used in this example.

Assumptions:

•                  Primary Annuitant’s age on date GLIA Rider is purchased = 55; Spousal Annuitant’s age on date GLIA Rider is purchased = 52

•                  Initial contribution = $100,000; additional contribution = $10,000 in Contract Year 10

•                  Nonguaranteed Withdrawal equal to $5,000 in Contract Year 8; Nonguaranteed Withdrawal of $776 in Contract Year 14

•                  Withdrawals equal to LPA in Contract Years 9-13, and Contract Years 15+

•                  No withdrawals were taken that would result in withdrawal charges under the contract.

•                  The contract is not a Qualified Annuity contract.

•                  The Rider remains in effect during the period covered in this example.

Contract Year	Primary Annuitant’s Age on APD*	Spousal Annuitant’s Age on APD	Contributions	LPA		Annual Withdrawal		Adjusted Nonguaranteed Withdrawal		Hypothetical Account Value on APD (A)	Bonus		Bonus Base		Step-Up Base		Payment Base at end of APD (B)
1	55	52	$100,000	N/A		$0		$0		$104,500	$4,000	(C)	$104,000	(C)	$104,500	(D)	$104,500
2	56	53		N/A		$0		$0		$107,635	$4,000	(C)	$108,000	(C)	$107,635	(D)	$108,000
3	57	54		N/A		$0		$0		$111,940	$4,000	(C)	$112,000	(C)	$111,940	(D)	$112,000
4	58	55		N/A		$0		$0		$115,310	$4,000	(C)	$116,000	(C)	$115,310	(D)	$116,000
5	59	56		N/A		$0		$0		$113,004	$4,000	(C)	$120,000	(C)	$115,310		$120,000
6	60	57		N/A		$0		$0		$113,004	$4,000	(C)	$124,000	(C)	$115,310		$124,000
7	61	58		N/A		$0		$0		$108,483	$4,000	(C)	$128,000	(C)	$115,310		$128,000
8	62	59		N/A		$5,000	(E)	$5,784	(E)	$105,653	$0		$122,216	(E)	$109,526	(E)	$122,216
9	63	60		$4,889	(F)	$4,889		$0		$100,764	$0		$122,216		$109,526		$122,216

116

Contract Year	Primary Annuitant’s Age on APD*	Spousal Annuitant’s Age on APD	Contributions		LPA		Annual Withdrawal		Adjusted Nonguaranteed Withdrawal		Hypothetical Account Value on APD (A)	Bonus	Bonus Base		Step-Up Base		Payment Base at end of APD (B)
10	64	61	$10,000	(G)	$5,289	(G)	$5,289		$0		$103,261	$0	$132,216	(G)	$119,526	(G)	$132,216
11	65	62			$5,289		$5,289		$0		$99,005	$0	$132,216		$119,526		$132,216
12	66	63			$5,289		$5,289		$0		$89,756	$0	$132,216		$119,526		$132,216
13	67	64			$5,289		$5,289		$0		$86,262	$0	$132,216		$119,526		$132,216
14	68	65			$5,289		$6,065	(H)	$1,254	(H)	$81,060	$0	$130,962	(H)	$118,272	(H)	$130,962
15	69	66			$5,238	(H)	$5,238		$0		$76,632	$0	$130,962		$118,272		$130,962
16	70	67			$5,238		$5,238		$0		$74,459	$0	$130,962		$118,272		$130,962
17	71	68			$5,238		$5,238		$0		$69,965	$0	$130,962		$118,272		$130,962
18	72	69			$5,238		$5,238		$0		$63,327	$0	$130,962		$118,272		$130,962
19	73	70			$5,238		$5,238		$0		$54,922	$0	$130,962		$118,272		$130,962
20	74	71			$5,238		$5,238		$0		$51,881	$0	$130,962		$118,272		$130,962
21	75	72			$5,238		$5,238		$0		$46,124	$0	$130,962		$118,272		$130,962
22	76	73			$5,238		$5,238		$0		$42,269	$0	$130,962		$118,272		$130,962
23	77	74			$5,238		$5,238		$0		$38,298	$0	$130,962		$118,272		$130,962
24	78	75			$5,238		$5,238		$0		$31,528	$0	$130,962		$118,272		$130,962
25	79	76			$5,238		$5,238		$0		$24,713	$0	$130,962		$118,272		$130,962
26	80	77			$5,238		$5,238		$0		$18,733	$0	$130,962		$118,272		$130,962
27	81	78			$5,238		$5,238		$0		$14,431	$0	$130,962		$118,272		$130,962
28	82	79			$5,238		$5,238		$0		$9,626	$0	$130,962		$118,272		$130,962
29	83	80			$5,238		$5,238		$0		$4,195	$0	$130,962		$118,272		$130,962
30	84	81			$5,238	(I)	$5,238		$0		$0	$0	$130,962		$118,272		$130,962
31+	85	82			$5,238		$5,238		$0		$0	$0	$130,962		$118,272		$130,962

*APD = Annual Processing Date

(A)  The hypothetical Account Value includes deduction of all fees and is after any applicable withdrawal.

(B)  The Payment Base is always the greater of the Bonus Base and Step-Up Base.

117

(C)  A Bonus was added to the Bonus Base in Contract Years 1 - 7 because no withdrawals were taken during those Contract Years.  The Bonus amount is the Bonus Percentage, which is 4.00% in each of these years, times the total contributions minus total withdrawals, which is $100,000 for each year.

For example, the Bonus in Contract Year 1 is calculated as follows:

•                   4.00% (Bonus Percentage) X $100,000 (total contributions) — 4.00% (Bonus Percentage) X $0 (total withdrawals) = $4,000 Bonus amount.  This calculation is the same in each of the 7 years.

The Bonus Base after the Bonus in Contract Year 1 is $100,000+ $4,000 = $104,000; the Bonus Base after the Bonus in Contract Year 2 is $104,000+ $4,000 = $108,000; the Bonus Base after the Bonus in Contract Year 3 is $108,000+ $4,000 = $112,000; the Bonus Base after the Bonus in Contract Year 4 is $112,000+ $4,000 = $116,000; the Bonus Base after the Bonus in Contract Year 5 is $116,000+ $4,000 = $120,000; the Bonus Base after the Bonus in Contract Year 6 is $120,000+ $4,000 = $124,000; the Bonus Base after the Bonus in Contract Year 7 is $124,000+ $4,000 = $128,000.

(D)  In Contract Year 1, the Step-Up Base increases to $104,500 because the hypothetical Account Value ($104,500) is larger than the Step-Up Base in Contract Year 1($100,000).  After the Step-Up, the Step-Up Base ($104,500) is larger than the Bonus Base ($104,000) and therefore the Payment Base is equal to the Step-Up Base of $104,500.  In Contract Years 2-4, the Step-Up Base increases to the Account Value, because the Account Value is larger than the previous years’ Step-Up Base, however the Payment Base is not affected because the Bonus Base is higher than the Step-Up Base in each Contract Year.  In Contract Years 5+, the Step-Up Base is always larger than the Account Value, and thus is not stepped up.

(E) In Contract Year 8, the younger spouse has not yet reached age 60 , which means it is prior to the LPA Eligibility Date.  Therefore, the entire $5,000 withdrawal is a Nonguaranteed Withdrawal.  The Adjusted Nonguaranteed Withdrawal amount is the Nonguaranteed Withdrawal amount multiplied by the greater of 1 or the ratio of the Payment Base to Account Value, where both values are calculated immediately before the Nonguaranteed Withdrawal.  It is calculated as follows:

•                   $5,000 (Nonguaranteed Withdrawal amount) x 1.1568 ($128,000 Payment Base divided by $110,653 Account Value [$105,653+ $5,000]) = $5,784 (Adjusted Nonguaranteed Withdrawal amount)

The Bonus Base and the Step-Up Base (and therefore the Payment Base) are reduced by the amount of the Adjusted Nonguaranteed Withdrawal:

•                   $128,000 Bonus Base — $5,784 Adjusted Nonguaranteed Withdrawal amount = $122,216 Bonus Base after the Nonguaranteed Withdrawal

•                   $115,310 Step-Up Base - $5,784 Adjusted Nonguaranteed Withdrawal amount = $109,526 Step-Up Base after the Nonguaranteed Withdrawal

(F)  In Contract Year 9, the LPA is determined, since this is the first withdrawal on or after the Age 60 Contract Anniversary.  The LPA is the Withdrawal Percentage times the Payment Base:

•                   4.0% (Withdrawal Percentage) X $122,216 (Payment Base) =$4,889 (LPA)

118

(G)  The $10,000 additional contribution made at the beginning of Contract Year 10 increases the Bonus Base and Step-Up Base (and therefore the Payment Base) dollar-for-dollar.

•                   $122,216 Bonus Base + $10,000 additional contribution amount = $132,216 Bonus Base after the additional contribution.

•                   $109,526 Step-Up Base + $10,000 additional contribution amount = $119,526 Step-Up Base after the additional contribution.

The LPA is recalculated using the Withdrawal Percentage times the Payment Base after the additional contribution:

•                   4.0% (Withdrawal Percentage) X $132,216 (Payment Base) =$5,289 (LPA)

(H)  In Contract Year 14, A Nonguaranteed Withdrawal in the amount of $776 ($6,065 amount withdrawn - $5,289 LPA) is taken.  The Adjusted Nonguaranteed Withdrawal amount is the Nonguaranteed Withdrawal amount multiplied by the greater of 1 or the ratio of the Payment Base to Account Value, where both values are calculated immediately before the Nonguaranteed Withdrawal.  It is calculated as follows:

•                   $776 (Nonguaranteed Withdrawal amount) x 1.6156 ($132,216 Payment Base divided by $81,836 Account Value [$81,060+ $776]) = $1,254 (Adjusted Nonguaranteed Withdrawal amount)

The Bonus Base and Step-Up Base (and therefore the Payment Base) are reduced by the Adjusted Nonguaranteed Withdrawal amount:

•                   $132,216 Bonus Base - $1,254 Adjusted Nonguaranteed Withdrawal amount = $130,962 Bonus Base after the Nonguaranteed Withdrawal.

•                   $119,526 Step-Up Base - $1,254 Adjusted Nonguaranteed Withdrawal amount = $118,272 Step-Up Base after the Nonguaranteed Withdrawal

The LPA is recalculated after the withdrawal as 4.0% of the Payment Base after the withdrawal: $130,962 x 4.0% = $5,238.

(I)  In Contract Year 30, the Account Value is reduced to zero; however the Payment Base is greater than zero.  Therefore, the Rider enters Guaranteed Payment Phase and payments of the LPA continue.

119

Example #2

This example illustrates the Individual Rider where withdrawals equal to the LPA, as well as Nonguaranteed Withdrawals have been taken, and Bonuses have been applied.  It also illustrates the termination of the rider if the Account Value is reduced to zero by a Nonguaranteed Withdrawal.  Rounding of amounts less than $1.00 is used in this example.

Assumptions:

•                  Annuitant’s age on date GLIA Rider is purchased = 55

•                  Initial contribution = $100,000; no additional contributions

•                  Withdrawals equal to LPA in Contract Years 6-7, 9-13

•                  Nonguaranteed Withdrawal in Contract Year 8 in the amount of $20,200

•                  Full Account Value withdrawn in Contract Year 14

•                  No withdrawals were taken that would result in withdrawal charges under the contract.

•                  The contract is not a Qualified Annuity contract.

•                  The Rider remains in effect during the period covered in this example.

Contract Year	Annuitant’s Age on APD*	Contributions	LPA		Annual Withdrawal		Adjusted Nonguaranteed Withdrawal		Hypothetical Account Value on APD (A)	Bonus		Bonus Base		Step-Up Base		Payment Base at end of APD (B)
1	55	$100,000	N/A		$0		$0		$99,000	$4,000	(C)	$104,000	(C)	$100,000	(D)	$104,000
2	56		N/A		$0		$0		$98,010	$4,000	(C)	$108,000	(C)	$100,000		$108,000
3	57		N/A		$0		$0		$95,070	$4,000	(C)	$112,000	(C)	$100,000		$112,000
4	58		N/A		$0		$0		$92,218	$4,000	(C)	$116,000	(C)	$100,000		$116,000
5	59		N/A		$0		$0		$91,295	$4,000	(C)	$120,000	(C)	$100,000		$120,000
6	60		$4,800	(E)	$4,800	(E)	$0		$87,408	$0		$120,000		$100,000		$120,000
7	61		$4,800		$4,800		$0		$83,482	$0		$120,000		$100,000		$120,000
8	62		$4,800		$25,000	(F)	$30,484	(F)	$59,317	$0		$89,516	(F)	$69,516	(F)	$89,516
9	63		$3,581	(F)	$3,581		$0		$55,143	$0		$89,516		$69,516		$89,516
10	64		$3,581		$3,581		$0		$51,011	$0		$89,516		$69,516		$89,516
11	65		$3,581		$3,581		$0		$44,880	$0		$89,516		$69,516		$89,516
12	66		$3,581		$3,581		$0		$41,748	$0		$89,516		$69,516		$89,516
13	67		$3,581		$3,581		$0		$38,168	$0		$89,516		$69,516		$89,516
14	68		$3,581		$38,168	(G)	N/A		$0	$0		$0		$0		$0
15	69		$0		$0		$0		$0	$0		$0		$0		$0

120

*APD = Annual Processing Date

(A)  The hypothetical Account Value includes deduction of all fees and is after any applicable withdrawal.

(B)  The Payment Base is always the greater of the Bonus Base and Step-Up Base.

(C)  A Bonus was added to the Bonus Base in Contract Years 1 - 5 because no withdrawals were taken during those Contract Years.  The Bonus amount is the Bonus Percentage, which is 4.00% in each of these years, times the total contributions minus total withdrawals, which is $100,000 for each year.

For example, the Bonus in Contract Year 1 is calculated as follows:

•                   4.00% (Bonus Percentage) X $100,000 (total contributions) — 4.00% (Bonus Percentage) X $0 (total withdrawals) = $4,000 Bonus amount. This calculation is the same in each of the 5 years.

The Bonus Base after the Bonus in Contract Year 1 is $100,000+ $4,000 = $104,000; the Bonus Base after the Bonus in Contract Year 2 is $104,000+ $4,000 = $108,000; the Bonus Base after the Bonus in Contract Year 3 is $108,000+ $4,000 = $112,000; the Bonus Base after the Bonus in Contract Year 4 is $112,000+ $4,000 = $116,000; the Bonus Base after the Bonus in Contract Year 5 is $116,000+ $4,000 = $120,000.

(D)  In each Contract Year, the hypothetical Account Value is less than the Step-Up Base and thus, the Step-Up Base is not stepped up.

(E)  In Contract Year 6, the LPA is determined, since this is the first withdrawal on or after the Age 60 Contract Anniversary.  The LPA is the Withdrawal Percentage times the Payment Base:

•                   4.0% (Withdrawal Percentage) X $120,000 (Payment Base) =$4,800 (LPA)

(F) A Nonguaranteed Withdrawal in the amount of $20,200 ($25,000 amount withdrawn - $4,800 LPA) is taken in Contract Year 8.  The Adjusted Nonguaranteed Withdrawal amount is the Nonguaranteed Withdrawal amount multiplied by the greater of 1 or the ratio of the Payment Base to Account Value, where both values are calculated immediately before the Nonguaranteed Withdrawal.  It is calculated as follows:

•                   $20,200 (Nonguaranteed Withdrawal amount) x 1.5091 ($120,000 Payment Base divided by $79,517 Account Value [$59,317+ $20,200]) = $30,484 (Adjusted Nonguaranteed Withdrawal amount)

The Bonus Base and Step-Up Base (and therefore the Payment Base) are reduced by the Adjusted Nonguaranteed Withdrawal amount.

•                   $120,000 Bonus Base - $30,484 Adjusted Nonguaranteed Withdrawal amount = $89,516 Bonus Base after the Nonguaranteed Withdrawal

•                   $100,000 Step-Up Base - $30,484 Adjusted Nonguaranteed Withdrawal amount = $69,516 Step-Up Base after the Nonguaranteed Withdrawal

The LPA is recalculated after the withdrawal as 4.0% of the Payment Base after the withdrawal: $89,516 x 4.0% = $3,851.

(G)  A Nonguaranteed Withdrawal reduces the Account Value to zero in Contract Year 14 and the Rider and annuity contract terminate.

121

Appendix F

Illustration of Enhanced Earnings Benefit (EEB)

Example #1 - The following is a hypothetical example of how the EEB works:

Assumptions:

•                  Annuitant was age 60 on the Contract Date (40% EEB benefit)

•                  Initial contribution = $100,000

•                  No additional contributions

•                  No withdrawals

•                  Hypothetical Account Value at the time the Death Benefit is calculated = $125,000

Based on these assumptions stated above:

•                  The gain in the contract is = $25,000 ($125,000-$100,000 =$25,000)

•                  Benefit paid would be $10,000 ($25,000 x 40%)

Example #2 - The following is an example of how the EEB will be calculated and paid in conjunction with the standard Death Benefit under this contract.

Assumptions:

•                  Annuitant was age 60 on the Contract Date (40% EEB benefit)

•                  Initial contribution = $50,000

•                  No additional contributions

•                  No withdrawals

•                  Hypothetical Account Value at the time the Death Benefit is calculated = $60,000

•                  Highest anniversary Account Value = $70,000

Based on these assumptions:

•                  the gain in the contract is $10,000 ($60,000 — $50,000);

•                  the EEB is $4,000 (40% x $10,000); and thus

•                  the total payment to the beneficiaries is $74,000 ($70,000 + $4,000)

122

Appendix G

Total Annual Portfolio Operating Expense Table

Portfolio	Management Fees	12b-1 Fee or Service Fee	Other Expenses	Acquired Funds Fees and Expenses	Total Annual Expenses	Fee Waivers/ Reimbursements	Total Annual Expenses after Fee Waivers/ Reimbursements
BlackRock Capital Appreciation V.I., Class III (1), (2)	0.65%	0.25%	0.28%	0.01%	1.19%
BlackRock Global Allocation V.I., Class III (1), (2)	0.63%	0.25%	0.26%	0.01%	1.15%
Columbia VP – Mid Cap Value Opportunity, Class 1 (3)	0.74%	0.00%	0.14%	0.00%	0.88%	0.01%	0.87%
Columbia VP – Small Cap Value, Class 2 (4)	0.87%	0.25%	0.13%	0.00%	1.25%	0.22%	1.03%
DWS Small Cap Index VIP, Class B (5)	0.35%	0.25%	0.20%	N/A	0.80%	0.06%	0.74%
Fidelity VIP Asset Manager, Service Class 2 (6)	0.51%	0.25%	0.14%	N/A	0.90%
Fidelity VIP Balanced, Service Class 2 (6)	0.41%	0.25%	0.12%	0.01%	0.79%
Fidelity VIP Contrafund®, Service Class 2	0.56%	0.25%	0.08%	N/A	0.89%
Fidelity VIP Disciplined Small Cap, Service Class 2 (6)	0.71%	0.25%	0.27%	0.07%	1.30%
Fidelity VIP Equity-Income, Service Class 2 (6)	0.46%	0.25%	0.10%	N/A	0.81%
Fidelity VIP Freedom 2010, Service Class 2	N/A	0.25%	N/A	0.56%	0.81%
Fidelity VIP Freedom 2015, Service Class 2	N/A	0.25%	N/A	0.57%	0.82%
Fidelity VIP Freedom 2020, Service Class 2	N/A	0.25%	N/A	0.59%	0.84%
Fidelity VIP Freedom 2025, Service Class 2	N/A	0.25%	N/A	0.64%	0.89%
Fidelity VIP Freedom 2030, Service Class 2	N/A	0.25%	N/A	0.65%	0.90%
Fidelity VIP Growth, Service Class 2	0.56%	0.25%	0.10%	N/A	0.91%
Fidelity VIP High Income, Service Class 2	0.56%	0.25%	0.12%	N/A	0.93%
Fidelity VIP Index 500, Service Class 2	0.045%	0.25%	0.055%	N/A	0.35%
Fidelity VIP Investment Grade Bond, Service Class 2	0.31%	0.25%	0.11%	N/A	0.67%
Fidelity VIP Mid Cap, Service Class 2	0.56%	0.25%	0.09%	N/A	0.90%
Fidelity VIP Overseas, Service Class 2	0.71%	0.25%	0.14%	N/A	1.10%
FTVIPT Franklin Growth and Income Securities, Class 2 (7)	0.54%	0.25%	0.06%	N/A	0.85%	N/A	0.85%
FTVIPT Franklin Income Securities, Class 2 (7)	0.45%	0.25%	0.02%	N/A	0.72%	N/A	0.72%
FTVIPT Franklin Large Cap Growth Securities, Class 2 (7)	0.75%	0.25%	0.05%	N/A	1.05%	N/A	1.05%
FTVIPT Franklin Small Cap Value Securities, Class 2	0.51%	0.25%	0.16%	N/A	0.92%	N/A	0.92%

123

Portfolio	Management Fees	12b-1 Fee or Service Fee	Other Expenses	Acquired Funds Fees and Expenses	Total Annual Expenses	Fee Waivers/ Reimbursements	Total Annual Expenses after Fee Waivers/ Reimbursements
FTVIPT Mutual Shares Securities, Class 2	0.60%	0.25%	0.11%	N/A	0.96%	N/A	0.96%
FTVIPT Templeton Foreign Securities, Class 2	0.64%	0.25%	0.15%	N/A	1.04%	N/A	1.04%
FTVIPT Templeton Global Bond Securities, Class 2 (7)	0.46%	0.25%	0.09%	N/A	0.80%	N/A	0.80%
FTVIPT Templeton Growth Securities, Class 2 (7)	0.74%	0.25%	0.04%	N/A	1.03%	N/A	1.03%
Guggenheim VT Global Managed Futures Strategy (8)	0.95%	0.00%	1.10%	N/A	2.05%	0.05%	2.00%
Guggenheim VT Multi-Hedge Strategies (8)	1.23%	0.00%	0.93%	0.19%	2.35%	0.08%	2.27%
Guggenheim VT U.S. Long Short Momentum	0.90%	0.00%	0.96%	0.02%	1.88%	N/A	1.88%
Invesco V.I. American Franchise, Series II (9), (10)	0.68%	0.25%	0.30%	N/A	1.23%	0.08%	1.15%
Invesco V.I. American Value, Series II (9)	0.72%	0.25%	0.28%	N/A	1.25%	N/A	1.25%
Invesco V.I. Comstock, Series II (9), (11)	0.56%	0.25%	0.29%	N/A	1.10%	0.07%	1.03%
Invesco V.I. International Growth, Series II	0.71%	0.25%	0.30%	N/A	1.26%	N/A	1.26%
Morgan Stanley UIF Emerging Markets Debt, Class II (12)	0.75%	0.35%	0.30%	N/A	1.40%	0.30%	1.10%
Morgan Stanley UIF Emerging Markets Equity, Class II (13)	1.25%	0.35%	0.40%	N/A	2.00%	0.53%	1.47%
Morgan Stanley UIF U.S. Real Estate, Class II (12)	0.80%	0.35%	0.30%	N/A	1.45%	0.10%	1.35%
PIMCO VIT All Asset, Advisor Class (14), (15)	0.425%	0.25%	0.00%	0.75%	1.425%	0.09%	1.335%
PIMCO VIT CommodityRealReturn Strategy, Advisor Class(16), (17), (18)	0.74%	0.25%	0.11%	0.14%	1.24%	0.14%	1.10%
PIMCO VIT Long-Term U.S. Government, Advisor Class (16), (19)	0.475%	0.25%	0.04%	N/A	0.765%	N/A	0.765%
PIMCO VIT Low Duration, Advisor Class	0.50%	0.25%	0.00%	N/A	0.75%	N/A	0.75%
PIMCO VIT Real Return, Advisor Class (16), (20)	0.50%	0.25%	0.05%	N/A	0.80%	N/A	0.80%
PIMCO VIT Total Return, Advisor Class	0.50%	0.25%	0.00%	N/A	0.75%	N/A	0.75%
TOPS Managed Risk Moderate Growth ETF, Class 3 (21)	0.30%	0.35%	0.10%	0.26%	1.01%
Touchstone VST Baron Small Cap Growth (22)	1.05%	0.23%	0.35%	0.01%	1.64%	0.08%	1.56%
Touchstone VST Core Bond	0.55%	0.06%	0.32%	0.01%	0.94%	N/A	0.94%
Touchstone VST High Yield	0.50%	0.20%	0.35%	N/A	1.05%	N/A	1.05%
Touchstone VST Large Cap Core Equity (22)	0.65%	0.19%	0.29%	N/A	1.13%	0.13%	1.00%
Touchstone VST Mid Cap Growth	0.75%	0.14%	0.36%	0.01%	1.26%	N/A	1.26%
Touchstone VST Money Market	0.18%	0.25%	0.28%	N/A	0.71%	N/A	0.71%
Touchstone VST Third Avenue Value (22)	0.80%	0.24%	0.28%	0.01%	1.33%	0.15%	1.18%
Touchstone VST Aggressive ETF (22)	0.40%	0.25%	0.39%	0.22%	1.26%	0.29%	0.97%

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Portfolio	Management Fees	12b-1 Fee or Service Fee	Other Expenses	Acquired Funds Fees and Expenses	Total Annual Expenses	Fee Waivers/ Reimbursements	Total Annual Expenses after Fee Waivers/ Reimbursements
Touchstone VST Conservative ETF (22)	0.40%	0.25%	0.34%	0.21%	1.20%	0.24%	0.96%
Touchstone VST Enhanced ETF(22)	0.40%	0.25%	0.47%	0.23%	1.35%	0.37%	0.98%
Touchstone VST Moderate ETF(22)	0.40%	0.23%	0.28%	0.21%	1.12%	0.16%	0.96%

(1)         Net annual Portfolio expenses are 1.07% for BlackRock Capital Appreciation V.I., Class III and 1.02% for BlackRock Global Allocation V.I., Class III, after voluntary fee waivers.

(2)         “Other Expenses” have been restated to reflect current fees.  The total annual fund operating expenses do not correlate to the ratio of expenses to average net assets given in acquired fund fees and expenses or the restatement of other expenses to reflect current fees.

(3)         The fund manager and certain of its affiliates have contractually agreed to waive fees and/or to reimburse expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses, and extraordinary expenses) until April 30, 2014, unless sooner terminated at the sole discretion of the fund’s board of trustees. Under this agreement, the fund’s net operating expenses, subject to applicable exclusions, will not exceed the annual rate of 0.87% for Class 1.

(4)         The fund manager and certain of its affiliates have contractually agreed to waive fees and/or to reimburse expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses, and extraordinary expenses) until April 30, 2014, unless sooner terminated at the sole discretion of the fund’s board of trustees. Under this agreement, the fund’s net operating expenses, subject to applicable exclusions, will not exceed the annual rate of 1.03% for Class 2.

(5)         Through September 30, 2013, the advisor has contractually agreed to waive all or a portion of its management fee and reimburse or pay certain operating expenses of the portfolio to the extent necessary to maintain the portfolio’s total annual operating expense at 0.70% for Class B shares, excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest.  Effective October 1, 2013 through April 30, 2014, the advisor has contractually agreed to waive all or a portion of its management fee and reimburse or pay certain operating expenses of the portfolio to the extent necessary to maintain the portfolio’s total annual operating expense ratios no higher than 0.74% for Class B shares, excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest. These agreements may only be terminated with the consent of the fund’s board.

(6)         Differs from the ratios of expenses to average net assets in the Financial Highlights section of the fund’s prospectus because of acquired fund fees and expenses.

(7)         The fund administration fee is paid indirectly through the management fee.

(8)         The advisor has contractually agreed to waive the management fee it receives from the fund in an amount equal to the management fee paid to the advisor by a specified subsidiary. This undertaking will continue in effect for so long as the fund invests in the specified subsidiary, and may be terminated only with the approval of the fund’s board of trustees.  In any event, this undertaking will continue through April 30, 2014.

(9)         Effective April 29, 2013, Invesco Van Kampen V.I. American Franchise Fund was renamed Invesco V.I. American Franchise Fund; Invesco Van Kampen V.I. American Value Fund was renamed Invesco V.I. American Value Fund; Invesco Van Kampen V.I. Comstock Fund was renamed Invesco V.I. Comstock Fund.

(10)  The advisor has contractually agreed, through at least June 30, 2014, to waive advisory fees and/or reimburse expenses of Series II shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Series II shares to 1.15% of average daily nets assets.  In determining the advisor’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (i) interest, (ii) taxes, (iii) dividend expense on short sales, (iv) extraordinary or non-routine items, including litigation expenses, (v) expenses that the fund has incurred but did not actually pay because of an expense offset arrangement.  Unless the fund’s board of trustees and the advisors mutually agree to amend or continue the fee waiver agreement, it will terminate on June 30, 2014.

125

(11)  The advisor has contractually agreed, through at least April 30, 2014, to waive advisory fees and/or reimburse expenses of Series II shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement of Series II shares to 1.03% of average daily net assets.  In determining the advisor’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (i) interest, (ii) taxes, (iii) dividend expense on short sales, (iv) extraordinary or non-routine items, including litigation expenses, (v) expenses that the fund has incurred but did not actually pay because of an expense offset arrangement  Unless the fund’s board of trustees and the advisors mutually agree to amend or continue the fee waiver agreement, it will terminate on April 30, 2014.

(12)  The Portfolios’ distributor, Morgan Stanley Distribution, Inc., has agreed to waive 0.30% of the 0.35% 12b-1 fee that it may receive for the UIF Emerging Markets Debt Portfolio, Class II and 0.10% of the 0.35% 12b-1 fee it may receive for UIF U.S. Real Estate Portfolio, Class II.  These waivers will continue for at least one year or until such time as the fund’s board of directors acts to discontinue all or a portion of such waivers when it deems such action is appropriate.

(13)  The Portfolio’s advisor, Morgan Stanley Investment Management Inc., has agreed to reduce its advisory fee and/or reimburse the Portfolio so that total annual Portfolio operating expenses, excluding certain investment related expenses, will not exceed 1.47% for UIF Emerging Markets Equity Portfolio, Class II.  In addition, the Portfolio’s distributor, Morgan Stanley Distribution, Inc., has agreed to waive 0.30% of the 0.35% 12b-1 fee that it may receive.  These fee waivers and/or expense reimbursements will continue for at least one year or until such time as the fund’s board of directors acts to discontinue all or a portion of such waivers and/or reimbursements when it deems such action is appropriate

(14)  Acquired fund fees and expenses include interest expense of 0.02%.  Interest expenses is based on the amount incurred during an underlying PIMCO fund’s most recent fiscal year as a result of entering into certain investments, such as reverse repurchase agreements.  Interest expense is required to be treated as an expense of the underlying PIMCO fund for accounting purposes and is not payable to the advisor. The amount of interest expense (if any) will vary based on the underlying fund’s use of such investments as an investment strategy.  The total annual Portfolio operating expenses, excluding interest, of the underlying PIMCO funds is 1.405% for the Advisor Class.

(15)  The advisor has contractually agreed, through May 1, 2014, to reduce its advisory fee to the extent that the underlying PIMCO fund expenses attributable to advisory and supervisory and administrative fees exceed 0.64% of the total assets invested in underlying PIMCO funds.  The advisor may recoup these waivers in future periods, not exceeding three years, provided total expenses, including such recoupment, do not exceed the annual expense limit.  The fee reduction is implemented based on a calculation of underlying PIMCO fund expenses attributable to advisory and supervisory and administrative fees that is different from the calculation of acquired fund fees and expenses listed in the table above.  Total annual Portfolio operating expenses after fee waiver and/or expense reimbursement, excluding interest expense, of the underlying PIMCO funds is 1.315 for the Advisor Class shares.

(16)  “Other Expenses” reflect interest expense and is based on the amount incurred during the Portfolio’s most recent fiscal year as a result of entering into certain investments, such as reverse repurchase agreements. Interest expense is required to be treated as a Portfolio expense for accounting purposes and is not payable to the advisor.  The amount of interest expense (if any) will vary based on the Portfolio’s use of such investments as an investment strategy.

(17)  The total annual Portfolio operating expenses, excluding interest expense, is 1.13% for the Advisor Class shares.

(18)  The fund’s advisor has contractually agreed to waive the Portfolio’s advisory fee and the supervisory and administrative fee in an amount equal to the management fee and administration services fee, respectively, paid by the PIMCO Cayman Commodity Portfolio I Ltd. (the Subsidiary) to the advisor.  The Subsidiary pays the advisor a management fee and administrative services fee at the annual rates of 0.49% and 0.20%, respectively, of its net assets.  This waiver may not be terminated by the advisor and will remain in effect for as long as the advisor’s contract with the Subsidiary is in place.  Total annual Portfolio operating expenses after fee waiver and/or expense reimbursement, excluding interest expense, is 0.99% for the Advisor Class shares.

(19)  Total annual Portfolio operating expenses, excluding interest expense, is 0.725% for the Advisor Class shares.

(20)  Total annual Portfolio operating expenses, excluding interest expense, is 0.75% for the Advisor Class shares

(21)  Other expenses are contractually limited to 0.10%.

(22)  The advisor and the trust have entered into an expense limitation agreement whereby the advisor has contractually agreed to waive a portion of its fees and/or reimburse certain fund expenses in order to limit annual fund operating expenses, excluding acquired fund fees and expenses, to amount listed in the table above in the column titled “Total Annual Expenses after Fee Waivers/Reimbursements.” This expense limitation will remain in effect until at least April 29, 2014, but can be terminated by a vote of the fund’s board of trustees if they deem the termination to be beneficial to the shareholders.

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THIS PAGE INTENTIONALLY LEFT BLANK.

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To request a copy of the Statement of Additional Information for Integrity Pinnacle (on or before April 30, 1998), Pinnacle III (May 1, 1998 to July 15, 2001; only version sold in Oregon), Pinnacle IV (July 16, 2001 to April 30, 2007), Pinnacle V (May 1, 2007 to December 31, 2011),  dated May 1, 2013, remove this page and mail it to us at the Administrative Office listed in the glossary, or call us at the number listed in the glossary.

Name:	Address:

Phone:

128

STATEMENT OF ADDITIONAL INFORMATION

May 1, 2013

Pinnacle (before April 30, 1998)

Pinnacle III (May 1, 1998 to July 15, 2001; only version sold in Oregon)

Pinnacle IV (July 16, 2001 to April 30, 2007)

Pinnacle V (May 1, 2007 to December 31, 2011)

Pinnacle V (post 1-1-12)

Deferred Flexible Premium Variable Annuities

Issued By Integrity Life Insurance Company

Through Separate Account I of Integrity Life Insurance Company

This Statement of Additional Information (SAI) is not a prospectus.  It should be read in conjunction with the variable annuity prospectus dated May 1, 2013.

A copy of the prospectus to which this SAI relates is available at no charge by writing the Administrative Office at Integrity Life Insurance Company, P.O. Box 5720, Cincinnati, Ohio 45201-5720, or by calling 1-800-325-8583.

General Information and History

Integrity Life Insurance Company (Integrity) is an Ohio life insurance company organized on May 3, 1966. Its principal executive offices are located at 400 Broadway, Cincinnati, Ohio 45202.  Integrity, the depositor of Separate Account I, is a wholly owned subsidiary of The Western and Southern Life Insurance Company (WSLIC), an Ohio life insurance company organized on February 23, 1888.  WSLIC is a wholly owned subsidiary of Western & Southern Financial Group, Inc., an Ohio corporation, which is wholly owned by Western & Southern Mutual Holding Company, an Ohio mutual insurance holding company.

Administration and Distribution of the Contracts

Administration

Integrity has responsibility for administration of Separate Account I (the Separate Account) and the variable annuity contracts issued through the Separate Account (Contracts).  Integrity has entered into Service Agreements with WSLIC and IFS Financial Services, Inc., which is an affiliated company, to provide certain services, including administrative services for the Separate Account and the Contracts.   Compensation for these services, which are paid by Integrity, is based on the charges and expenses incurred by the service provider, and will reflect actual costs to the extent reasonably possible.

Custodian

Integrity is the custodian of the assets of the Separate Account.  The shares are held in book-entry form. Integrity maintains a record of all purchases and redemptions of shares of the underlying portfolios.

Underwriter

Touchstone Securities, Inc. (Touchstone Securities), 303 Broadway, Suite 1100, Cincinnati, Ohio 45202, an indirect subsidiary of WSLIC and an affiliate of Integrity, is the principal underwriter of the Contracts.  Touchstone Securities is registered under the Securities Exchange Act of 1934 as a broker-dealer and is a member in good standing of the Financial Industry Regulatory Authority (FINRA).  The Contracts are offered through Touchstone Securities on a continuous basis.  The amount of distribution allowances paid to Touchstone Securities from Integrity for underwriting its variable annuities was $5,692,708 in 2012, $5,406,743 in 2011, and $4,664,599 in 2010.  Touchstone Securities did not retain distribution allowances during these years.

Sales

The Contracts are sold by insurance agents licensed in the states where the Contracts may be lawfully sold.  The agents are also registered representatives of broker-dealers, which are registered under the Securities Exchange Act of 1934 and are members of FINRA.

We make payments to the broker-dealer firms that distribute our Contracts in the form of commissions and other incentives.  In addition to the commissions described in the prospectus, we may pay up to a 0.75% annual trail commission on certain Contracts issued before January 1, 2009 to certain producers who qualify for a program called “Dynasty Trail.”  Currently, active registered representatives who have previously qualified for this program, have at least $4,000,000.00 of business with us and maintain 90% of that business with us and meet both these standards at the end of each quarter will receive this additional commission. Qualifying requirements are higher in years following 2009 and producers not qualified by 2012 will not be eligible to participate. The Dynasty Trail program will be phased out by the end of 2015.

We may also make additional payments in the form of expense reimbursements or marketing allowances to the broker-dealers that distribute our Contracts in exchange for privileges, including additional or special access to broker-dealers’ sales staff, opportunities to provide and attend training and other conferences, and marketing enhancements of our Contracts.  The method for calculating any additional compensation may include consideration of the level of sales or assets attributable to the firm.  Not all broker-dealers receive additional compensation and the amount of compensation varies by firm.  These payments could be significant to a firm, and could be a conflict of interest.  We generally choose to compensate broker-dealers that have a strong capability to distribute the Contracts and that are willing to cooperate with our promotional efforts.

The following list includes the names of firms that received expense reimbursement or marketing allowance payments of more than $5,000 with respect to variable annuities sold for Integrity and its wholly owned subsidiary National Integrity Life Insurance Company during the last calendar year.

BOSC, Inc.	Hancock Investment Services, Inc.
BancWest Investment Services, Inc.	LPL Financial Corporation
Cadaret, Grant & Co., Inc.	M&T Securities, Inc.
Fifth Third Securities, Inc.	US Bancorp Investments

Performance Data and Illustrations

We may provide performance information and illustrations using performance information.  Performance information may be based on historical returns of the Variable Account Options.  At any time in the future, performance will likely be higher or lower than in the past.  Historical performance does not predict future results.

Performance Data

In advertisements or in information furnished to you, we may provide the average annual total return and the cumulative total return of the units of the Variable Account Options. The money market option may also from time to time include the yield and effective yield of its units.  Performance information is computed separately for each Variable Account Option in accordance with the formulas described below.

Total return reflects all aspects of the return of a Variable Account Option, including the automatic reinvestment of all distributions and the deduction of all charges that apply on an annual basis.  Performance represents annualized percentage change in net assets of a Variable Account Option, based on a hypothetical $1,000 investment, the performance of the underlying portfolios and the charges that would have been made during the periods shown.  Premium taxes, if applicable, are not reflected.  Returns are not annualized for periods less than one year.

Average annual total returns are calculated by determining the growth or decline in value of a hypothetical

2

investment in the Variable Account Option over certain periods, including 1, 3, 5, and 10 years and then calculating the annually compounded percentage rate that would have produced the same result if the rate of growth or decline in value had been constant over the period.

Investors should realize that a Variable Account Option’s performance is not constant over time, but changes from year to year, and that the average annual returns represent the averages of historical periods as opposed to the actual historical performance of a Variable Account Option during any portion of the period shown.  Average annual returns are calculated using this formula:

P (1+T)n = ERV, where P is a hypothetical initial payment of $1,000, T is the average annual total return, n is the number of years, and ERV is the redeemable value at the end of the period.

Standardized returns are average annual total returns calculated from the Variable Account Inception Date, which represents the date the Variable Account Option was available in the Contract.  Standardized returns reflect the standard death benefit and the deduction of all Contract expenses, including portfolio level expenses, the annual mortality and expense risk charge, annual administration charge and the withdrawal charge.  The cost of the optional Guaranteed Lifetime Income Advantage (GLIA) Rider is not included. If the cost of the GLIA Rider was included, the returns would be lower.

Non-standardized returns are calculated from the Fund Inception Date, which represents the inception date of the underlying fund, rather than the date it was included in the Contract.  Performance that predates the inclusion in the Contract is hypothetical and has been adjusted to include Contract expenses. Two sets of non-standardized returns may be presented, each reflecting the standard death benefit and the deduction of portfolio level expenses, the annual mortality and expense risk charge and the annual administration charge.  One set also reflects the withdrawal charge. The cost of the optional Guaranteed Lifetime Income Advantage Rider is not included.  If the cost of the GLIA Rider was included, the returns would be lower.

Cumulative total returns are unaveraged and reflect the simple percentage change in the value of a hypothetical investment in the Variable Account Option over a stated period of time.  In addition to the period since inception, cumulative total returns may be calculated on a year-to-date basis at the end of each calendar month in the current calendar year.  The last day of the period for year-to-date returns is the last day of the most recent calendar month at the time of publication.

Yields quoted in advertising reflect the change in value of a hypothetical investment in a Variable Account Option over a stated period of time, not taking into account capital gains or losses, or any withdrawal charges.  Yields are annualized and stated as a percentage.

Current yield and effective yield are calculated for the money market option.  Current yield is based on the change in the value of a hypothetical investment (exclusive of capital changes) over a particular 7-day period, less Contract charges that would have applied during the period (the base period), and stated as a percentage of the investment at the start of the base period (the base period return).  The base period return is then annualized by multiplying by 365/7, with the resulting yield figure carried to at least the nearest hundredth of one percent.

Effective yield assumes that all dividends received during an annual period have been reinvested.  This compounding effect causes effective yield to be higher than current yield.  Calculation of effective yield begins with the same base period return used in the calculation of current yield, which is then annualized to reflect weekly compounding pursuant to the following formula:

Effective Yield = [(Base Period Return + 1)365/7] — 1

Individualized Illustrations

Integrity may provide computer-generated illustrations using programs available through third party firms to provide registered representatives and existing or potential Contracts owners with individualized hypothetical illustrations.  The illustrations may include contract values and returns for some or all of the Variable Account Options.  Such illustrations may include graphs, bar charts and other types of formats.

Hypothetical values may be based on: (i) the results of a hypothetical contribution to a Contract invested in a single or multiple Variable Account Options using standardized and non-standardized average annual

3

returns; or (ii) the results of a hypothetical contribution to a Contract using either static or variable assumed rates of return, as allowed by law.

Distributions from Tax-Favored Retirement Programs

Distributions from tax-favored plans are subject to certain restrictions.  Participants in qualified plans (other than IRAs), with the exception of five-percent owners, must begin receiving distributions by April 1 of the calendar year following the later of either (i) the year in which the participant reaches age 70½ or (ii) the calendar year in which the participant retires.  Owners of traditional IRAs and 5% owners of qualified plans must begin receiving distributions by April 1 of the calendar year following the year in which the owner or participant reaches age 70½.  Owners of Roth IRAs are not required to take distributions during their lifetime. Distributions from certain TSA plans can be deferred until age 75.  Additional distribution rules apply after the death of the participant or IRA owner.  If you do not take mandatory distributions, you may owe a 50% penalty tax on any difference between the required distribution amount and the amount distributed.

Distributions from qualified plans (other than traditional IRAs) in the form of a lump sum settlement, partial withdrawal or periodic annuity payments for a fixed period of fewer than 10 years, are subject to mandatory federal income tax withholding of 20% of the taxable amount of the distribution, unless (i) the payee directs the transfer of such amounts to another qualified plan or traditional  IRA; or (ii) the payment is a minimum distribution required under the Internal Revenue Code. The taxable amount is the amount of the distribution less the amount allocable to after-tax contributions.  All other types of taxable distributions are subject to a 10% federal income tax withholding unless the payee elects not to have withholding apply.

We are not permitted to make distributions from a Contract unless a request has been made.  It is therefore your responsibility to comply with the minimum distribution rules.  You should consult your tax adviser regarding these rules and their proper application.

The above description of the minimum distribution requirements and the federal income tax consequences of distributions from tax-favored retirement plans which may be funded by the Contract is only a brief summary and is not intended as tax advice.  The rules governing the provisions of plans are extremely complex and often difficult to comprehend.  If you do not fully comply with all applicable rules, which are subject to change, you may suffer adverse tax consequences.  You should consult a qualified and competent tax adviser prior to adopting a plan or purchasing a Contract in connection with a tax-favored plan.

Financial Statements

The financial statements of Separate Account I of Integrity Life Insurance Company as of December 31, 2012, and for the periods indicated in the financial statements, the statutory-basis financial statements of Integrity Life Insurance Company as of December 31, 2012 and 2011 and for each of the three years in the period ended December 31, 2012, and the statutory-basis financial statements of The Western and Southern Life Insurance Company (WSLIC) as of December 31, 2012 and 2011 and for each of the three years in the period ended December 31, 2012, included in this Statement of Additional Information have been audited by Ernst & Young LLP, 312 Walnut Street, Cincinnati, Ohio 45202, independent registered public accounting firm, as set forth in their reports included thereon.  These financial statements are included in this registration statement in reliance on the reports of Ernst & Young LLP given on the authority of such firm as experts in accounting and auditing.

You should distinguish the statutory-basis financial statements of Integrity from the financial statements of the separate account and consider the Integrity statutory-basis financial statements only as they relate to the ability of Integrity to meet its obligations under the Contracts.  You should consider the statutory-basis financial statements of WSLIC as bearing only on the ability of WSLIC to meet its obligations under its guarantee to Integrity policy holders dated March 3, 2000.  You should not consider the Integrity or WSLIC statutory-basis financial statements as relating to the investment performance of the assets held in the Separate Account.

4

FINANCIAL STATEMENTS

Separate Account I of Integrity Life Insurance Company
Year Ended December 31, 2012,
With Report of Independent Registered Public
Accounting Firm

Separate Account I

of

Integrity Life Insurance Company

Financial Statements

Year Ended December 31, 2012

Report of Independent Registered Public Accounting Firm

The Contract Owners of Separate Account I of Integrity Life Insurance Company and

The Board of Directors of Integrity Life Insurance Company

We have audited the accompanying statements of assets and liabilities of the subaccounts of Separate Account I of Integrity Life Insurance Company (the Separate Account) (comprising the subaccounts listed in the accompanying statements of assets and liabilities) as of December 31, 2012, and the related statements of operations and changes in net assets for the periods indicated thereon. These financial statements are the responsibility of the Separate Account’s management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of the Separate Account’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Separate Account’s internal control over financial reporting.  Accordingly, we express no such opinion.  An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2012, by correspondence with the fund companies or their transfer agents. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the respective subaccounts constituting Separate Account I of Integrity Life Insurance Company at December 31, 2012, and the results of their operations and changes in their net assets for the periods indicated thereon, in conformity with U.S. generally accepted accounting principles.

As discussed in Note 1 to the financial statements, Separate Account II of Integrity Life Insurance Company was consolidated with the Separate Account effective January 1, 2012.

/s/ Ernst & Young LLP

April 24, 2013

Separate Account I

of

Integrity Life Insurance Company

Statements of Assets and Liabilities

December 31, 2012

		Receivable from
		(payable to)
	Investments	the general account
Subaccount	at fair value	of Integrity	Net Assets	Unit Value	Units Outstanding
Affiliated:
Touchstone Aggressive ETF (AdvantEdge ™)	$108,716	$—	$108,716	$10.79	10,075
Touchstone Aggressive ETF (AnnuiChoice ™)	390,290	—	390,290	13.01	30,006
Touchstone Aggressive ETF (AnnuiChoice II ™)	528,128	(1)	528,127	15.55	33,954
Touchstone Aggressive ETF (GrandMaster flex3 ™)	900,219	1	900,220	12.43	72,410
Touchstone Aggressive ETF (Grandmaster ™)	106,706	1	106,707	12.64	8,443
Touchstone Aggressive ETF (IQ Advisor Standard™)	16,726	(1)	16,725	14.16	1,181
Touchstone Aggressive ETF (IQ Annuity ™)	2,979,169	(1)	2,979,168	12.53	237,669
Touchstone Aggressive ETF (Pinnacle ™)	104,947	(1)	104,946	12.64	8,304
Touchstone Aggressive ETF (Pinnacle IV ™)	352,262	1	352,263	12.54	28,102
Touchstone Aggressive ETF (Pinnacle Plus ™)	102,850	(2)	102,848	12.31	8,355
Touchstone Aggressive ETF (Pinnacle V ™)	1,592,267	(1)	1,592,266	15.32	103,912
Touchstone Baron Small Cap Growth (Pinnacle ™)	1,462,771	1	1,462,772	40.85	35,805
Touchstone Baron Small Cap Growth (Pinnacle IV ™)	998,271	—	998,271	22.50	44,365
Touchstone Baron Small Cap Growth (Pinnacle Plus II Reduced M&E ™)*	417,108	—	417,108	40.94	10,187
Touchstone Baron Small Cap Growth (Pinnacle V ™)	535,164	3	535,167	12.32	43,432
Touchstone Baron Small Cap Growth (AdvantEdge ™)	447,005	(1)	447,004	13.61	32,855
Touchstone Baron Small Cap Growth (AnnuiChoice II ™)	340,412	1	340,413	14.91	22,838
Touchstone Baron Small Cap Growth (AnnuiChoice ™)	461,442	—	461,442	23.89	19,316
Touchstone Baron Small Cap Growth (GrandMaster flex3 ™)	413,309	—	413,309	21.00	19,684
Touchstone Baron Small Cap Growth (Grandmaster ™)	281,924	(2)	281,922	19.05	14,801
Touchstone Baron Small Cap Growth (IQ Advisor Enhanced ™)	4,790	1	4,791	20.85	230
Touchstone Baron Small Cap Growth (IQ Advisor Standard ™)	99,232	(1)	99,231	21.23	4,673
Touchstone Baron Small Cap Growth (IQ Annuity ™)	2,212,392	—	2,212,392	22.76	97,188
Touchstone Baron Small Cap Growth (Pinnacle Plus ™)	354,594	2	354,596	21.84	16,233
Touchstone Conservative ETF (AdvantEdge ™)	331,946	—	331,946	11.48	28,912
Touchstone Conservative ETF (AnnuiChoice II ™)	1,280,742	—	1,280,742	13.10	97,769
Touchstone Conservative ETF (AnnuiChoice ™)	931,558	1	931,559	13.47	69,153
Touchstone Conservative ETF (GrandMaster flex3 ™)	594,672	—	594,672	12.88	46,186
Touchstone Conservative ETF (Grandmaster ™)	57,819	2	57,821	13.09	4,417
Touchstone Conservative ETF (IQ Advisor Standard ™)	153,600	—	153,600	14.36	10,695
Touchstone Conservative ETF (IQ Annuity ™)	828,824	(1)	828,823	12.98	63,845
Touchstone Conservative ETF (Pinnacle ™)	121,610	2	121,612	13.09	9,291
Touchstone Conservative ETF (Pinnacle IV ™)	639,117	(3)	639,114	12.98	49,231
Touchstone Conservative ETF (Pinnacle Plus II Reduced M&E ™)*	75,055	—	75,055	13.12	5,721
Touchstone Conservative ETF (Pinnacle Plus ™)	248,288	—	248,288	12.75	19,475
Touchstone Conservative ETF Fund (Pinnacle V ™)	3,892,769	2	3,892,771	12.91	301,642
Touchstone Core Bond (AdvantEdge ™)	222,233	—	222,233	12.66	17,554
Touchstone Core Bond (AnnuiChoice II ™)	205,850	1	205,851	13.64	15,090
Touchstone Core Bond (AnnuiChoice ™)	994,393	2	994,395	16.35	60,818
Touchstone Core Bond (GrandMaster flex3 ™)	386,494	—	386,494	14.61	26,457
Touchstone Core Bond (Grandmaster ™)	1,829,223	—	1,829,223	14.04	130,282
Touchstone Core Bond (IQ Advisor Standard ™)	177,816	—	177,816	14.73	12,068
Touchstone Core Bond (IQ Annuity ™)	563,084	—	563,084	15.29	36,816
Touchstone Core Bond (Pinnacle ™)	694,705	—	694,705	14.89	46,654
Touchstone Core Bond (Pinnacle IV ™)	4,383,597	—	4,383,597	14.73	297,583
Touchstone Core Bond (Pinnacle Plus ™)	518,669	(1)	518,668	13.49	38,452
Touchstone Core Bond (PinnacleV ™)	4,599,349	—	4,599,349	13.02	353,265
Touchstone Enhanced ETF (AdvantEdge ™)	441,661	—	441,661	10.31	42,855
Touchstone Enhanced ETF (AnnuiChoice II ™)	120,454	(2)	120,452	14.90	8,084
Touchstone Enhanced ETF (AnnuiChoice ™)	417,168	1	417,169	12.62	33,043
Touchstone Enhanced ETF (GrandMaster flex3 ™)	546,916	(2)	546,914	12.07	45,324
Touchstone Enhanced ETF (Grandmaster ™)	74,126	—	74,126	12.27	6,043
Touchstone Enhanced ETF (IQ Advisor Enhanced ™)	20,002	—	20,002	13.80	1,450
Touchstone Enhanced ETF (IQ Advisor Standard ™)	176,450	1	176,451	14.03	12,574
Touchstone Enhanced ETF (IQ Annuity ™)	3,300,923	2	3,300,925	12.17	271,316
Touchstone Enhanced ETF (Pinnacle ™)	282,490	1	282,491	12.27	23,028
Touchstone Enhanced ETF (Pinnacle IV ™)	620,857	2	620,859	12.17	51,029
Touchstone Enhanced ETF (Pinnacle Plus ™)	229,313	(2)	229,311	11.95	19,193
Touchstone Enhanced ETF (Pinnacle V ™)	75,386	3	75,389	14.68	5,136
Touchstone GMAB Aggressive ETF (AnnuiChoice II ™)	194,800	(1)	194,799	15.21	12,808
Touchstone GMAB Aggressive ETF (Pinnacle IV ™)	647,359	(1)	647,358	15.04	43,048
Touchstone GMAB Aggressive ETF (Pinnacle V ™)	621,806	(1)	621,805	14.98	41,505
Touchstone GMAB Conservative ETF (AnnuiChoice II ™)	261,969	—	261,969	12.81	20,452

See accompanying notes.

* - 2012 inception date of division.

Separate Account I

of

Integrity Life Insurance Company

Statements of Assets and Liabilities (continued)

December 31, 2012

		Receivable from
		(payable to)
	Investments	the general account
Subaccount	at fair value	of Integrity	Net Assets	Unit Value	Units Outstanding
Affiliated (continued):
Touchstone GMAB Conservative ETF (Pinnacle IV ™)	$582,701	$(1)	$582,700	$12.67	46,008
Touchstone GMAB Conservative ETF (Pinnacle V ™)	564,962	1	564,963	12.62	44,776
Touchstone GMAB Moderate ETF (AnnuiChoice II ™)	26,149	—	26,149	14.15	1,849
Touchstone GMAB Moderate ETF (AnnuiChoice ™)	35,809	—	35,809	14.23	2,517
Touchstone GMAB Moderate ETF (Pinnacle IV ™)	1,007,732	—	1,007,732	13.99	72,047
Touchstone GMAB Moderate ETF(Pinnacle V ™)	908,153	(1)	908,152	13.93	65,173
Touchstone High Yield (AdvantEdge ™)	1,131,589	—	1,131,589	14.29	79,168
Touchstone High Yield (AnnuiChoice II ™)	119,325	(1)	119,324	15.00	7,957
Touchstone High Yield (AnnuiChoice ™)	335,938	—	335,938	21.53	15,600
Touchstone High Yield (GrandMaster flex3 ™)	409,375	1	409,376	19.52	20,972
Touchstone High Yield (Grandmaster ™)	218,280	2	218,282	16.36	13,340
Touchstone High Yield (IQ Advisor Standard™)	1,907	(1)	1,906	17.40	110
Touchstone High Yield (IQ Annuity ™)	499,789	1	499,790	20.23	24,701
Touchstone High Yield (Pinnacle ™)	692,411	(1)	692,410	19.75	35,056
Touchstone High Yield (Pinnacle IV ™)	5,432,670	2	5,432,672	19.54	278,041
Touchstone High Yield (Pinnacle Plus II Reduced M&E ™)*	5,486	—	5,486	19.80	277
Touchstone High Yield (Pinnacle Plus ™)	338,829	1	338,830	16.99	19,948
Touchstone High Yield (PinnacleV ™)	10,078,627	1	10,078,628	13.48	747,543
Touchstone Large Cap Core Equity (AdvantEdge ™)	648,213	(1)	648,212	10.48	61,854
Touchstone Large Cap Core Equity (AnnuiChoice II ™)	358,257	2	358,259	11.22	31,928
Touchstone Large Cap Core Equity (AnnuiChoice ™)	619,527	(1)	619,526	12.11	51,167
Touchstone Large Cap Core Equity (GrandMaster flex3 ™)	187,715	—	187,715	12.33	15,230
Touchstone Large Cap Core Equity (Grandmaster ™)	70,209	2	70,211	12.78	5,492
Touchstone Large Cap Core Equity (IQ Advisor Standard ™)	21,633	2	21,635	13.24	1,635
Touchstone Large Cap Core Equity (IQ Annuity ™)	371,176	—	371,176	11.74	31,618
Touchstone Large Cap Core Equity (Pinnacle ™)	6,227,318	12	6,227,330	13.32	467,368
Touchstone Large Cap Core Equity (Pinnacle IV ™)	3,591,841	1	3,591,842	13.18	272,498
Touchstone Large Cap Core Equity (Pinnacle Plus II Reduced M&E ™)*	290,068	—	290,068	13.35	21,722
Touchstone Large Cap Core Equity (Pinnacle Plus ™)	369,678	(2)	369,676	13.55	27,286
Touchstone Large Cap Core Equity (PinnacleV ™)	6,559,535	(1)	6,559,534	9.12	718,951
Touchstone Mid Cap Growth (AdvantEdge ™)	33,637	(1)	33,636	10.85	3,101
Touchstone Mid Cap Growth (AnnuiChoice II ™)	1,186,551	1	1,186,552	12.53	94,730
Touchstone Mid Cap Growth (AnnuiChoice ™)	1,621,841	—	1,621,841	18.56	87,375
Touchstone Mid Cap Growth (GrandMaster flex3 ™)	523,916	—	523,916	17.92	29,242
Touchstone Mid Cap Growth (Grandmaster ™)	134,038	(1)	134,037	16.01	8,372
Touchstone Mid Cap Growth (IQ Advisor Standard ™)	4,654	1	4,655	17.20	271
Touchstone Mid Cap Growth (IQ Annuity ™)	705,808	(2)	705,806	18.31	38,538
Touchstone Mid Cap Growth (Pinnacle ™)	576,356	(1)	576,355	18.37	31,379
Touchstone Mid Cap Growth (Pinnacle IV ™)	1,554,589	(2)	1,554,587	18.17	85,558
Touchstone Mid Cap Growth (Pinnacle Plus II Reduced M&E ™)*	5,732	—	5,732	18.41	311
Touchstone Mid Cap Growth (Pinnacle Plus ™)	361,702	1	361,703	18.51	19,545
Touchstone Mid Cap Growth (PinnacleV ™)	1,459,446	1	1,459,447	10.21	142,983
Touchstone Moderate ETF (AdvantEdge ™)	999,386	1	999,387	11.23	88,978
Touchstone Moderate ETF (AnnuiChoice II ™)	2,183,364	1	2,183,365	11.26	193,878
Touchstone Moderate ETF (AnnuiChoice ™)	3,102,549	1	3,102,550	13.39	231,775
Touchstone Moderate ETF (GrandMaster flex3 ™)	1,648,554	—	1,648,554	12.79	128,849
Touchstone Moderate ETF (Grandmaster ™)	147,312	(2)	147,310	13.01	11,326
Touchstone Moderate ETF (IQ Advisor Enhanced ™)	41,819	(1)	41,818	14.21	2,944
Touchstone Moderate ETF (IQ Advisor Standard ™)	128,803	—	128,803	14.45	8,913
Touchstone Moderate ETF (IQ Annuity ™)	1,922,851	(2)	1,922,849	12.90	149,058
Touchstone Moderate ETF (Pinnacle ™)	494,874	—	494,874	13.01	38,048
Touchstone Moderate ETF (Pinnacle IV ™)	3,437,150	—	3,437,150	12.90	266,440
Touchstone Moderate ETF (Pinnacle Plus ™)	402,347	(1)	402,346	12.67	31,760
Touchstone Moderate ETF (Pinnacle V ™)	3,942,417	(1)	3,942,416	11.05	356,794
Touchstone Money Market (AdvantEdge ™)	56,120	—	56,120	9.59	5,854
Touchstone Money Market (AnnuiChoice II ™)	491,383	1	491,384	9.64	50,982
Touchstone Money Market (AnnuiChoice ™)	1,012,025	(1)	1,012,024	11.15	90,760
Touchstone Money Market (GrandMaster flex3™)	1,393,994	—	1,393,994	10.37	134,434
Touchstone Money Market (Grandmaster ™)	3,068,780	2	3,068,782	10.60	289,564
Touchstone Money Market (IQ Advisor Enhanced ™)	544,950	—	544,950	9.84	55,393
Touchstone Money Market (IQ Annuity ™)	206,857	(2)	206,855	10.55	19,603
Touchstone Money Market (IQ3 ™)	4,394,876	2	4,394,878	10.55	416,478
Touchstone Money Market (Pinnacle ™)	3,038,539	2	3,038,541	10.60	286,745
Touchstone Money Market (Pinnacle IV ™)	2,931,437	1	2,931,438	10.48	279,639
Touchstone Money Market (Pinnacle Plus II Reduced M&E ™)*	65,403	—	65,403	10.62	6,158
Touchstone Money Market (Pinnacle Plus ™)	991,841	1	991,842	9.45	104,927
Touchstone Money Market (Pinnacle V ™)	2,238,361	(3)	2,238,358	9.50	235,733
Touchstone Third Avenue Value (AdvantEdge ™)	382,002	2	382,004	9.67	39,498
Touchstone Third Avenue Value (AnnuiChoice II ™)	799,180	(1)	799,179	9.96	80,243

See accompanying notes.

* - 2012 inception date of division.

Separate Account I

of

Integrity Life Insurance Company

Statements of Assets and Liabilities

December 31, 2012

		Receivable from
		(payable to)
	Investments	the general account
Subaccount	at fair value	of Integrity	Net Assets	Unit Value	Units Outstanding
Affiliated (continued):
Touchstone Third Avenue Value (AnnuiChoice ™)	$1,791,672	$—	$1,791,672	$18.75	95,565
Touchstone Third Avenue Value (GrandMaster flex3 ™)	562,994	1	562,995	15.27	36,877
Touchstone Third Avenue Value (Grandmaster ™)	821,850	17	821,867	14.47	56,799
Touchstone Third Avenue Value (IQ Advisor Enhanced ™)	1,200	1	1,201	14.79	81
Touchstone Third Avenue Value (IQ Advisor Standard ™)	355,691	1	355,692	15.06	23,624
Touchstone Third Avenue Value (IQ Annuity ™)	2,133,278	3	2,133,281	16.27	131,129
Touchstone Third Avenue Value (Pinnacle ™)	5,285,249	—	5,285,249	49.30	107,217
Touchstone Third Avenue Value (Pinnacle IV ™)	3,076,204	77	3,076,281	16.34	188,226
Touchstone Third Avenue Value (Pinnacle Plus II Reduced M&E ™)*	371,796	1	371,797	49.40	7,526
Touchstone Third Avenue Value (Pinnacle Plus ™)	862,718	1	862,719	17.18	50,209
Touchstone Third Avenue Value (Pinnacle V ™)	487,341	(1)	487,340	8.25	59,087
Non-Affiliated:
JP Morgan IT Mid Cap Value (AnnuiChoice ™)	123,447	—	123,447	19.40	6,363
JP Morgan IT Mid Cap Value (GrandMaster flex3 ™)	128,134	(1)	128,133	19.01	6,741
JP Morgan IT Mid Cap Value (Grandmaster ™)	70,686	—	70,686	19.15	3,691
JP Morgan IT Mid Cap Value (IQ3 ™)	59,096	(2)	59,094	19.08	3,098
JP Morgan IT Mid Cap Value (Pinnacle ™)	77,269	(1)	77,268	19.15	4,035
JP Morgan IT Mid Cap Value (Pinnacle IV ™)	402,872	1	402,873	19.08	21,116
JP Morgan IT Mid Cap Value (Pinnacle Plus ™)	69,679	1	69,680	18.92	3,682
Van Kampen UIF Emerging Markets Debt (Pinnacle ™)	702,786	(2)	702,784	26.72	26,302
Van Kampen UIF Emerging Markets Debt (Pinnacle Plus II Reduced M&E ™)*	38,414	—	38,414	26.78	1,435
Van Kampen UIF U.S. Real Estate (Pinnacle ™)	1,374,783	—	1,374,783	32.72	42,014
Non-Affiliated Initial Class:
Fidelity VIP Balanced (Pinnacle ™)	1,557,785	—	1,557,785	11.53	135,108
Fidelity VIP Balanced (Pinnacle Plus II Reduced M&E ™)*	5,180	—	5,180	11.56	448
Fidelity VIP Overseas (Pinnacle ™)	216,689	2	216,691	7.96	27,222
Fidelity VIP Overseas (Pinnacle IV ™)	115,384	1	115,385	7.91	14,579
Fidelity VIP Equity-Income (Grandmaster ™)	9,034,946	—	9,034,946	55.21	163,642
Fidelity VIP Equity-Income (Pinnacle ™)	2,474,169	2	2,474,171	15.94	155,199
Fidelity VIP Equity-Income (Pinnacle Plus II Reduced M&E ™)*	41,283	—	41,283	15.98	2,584
Fidelity VIP Growth (Grandmaster ™)	6,526,211	29	6,526,240	63.22	103,236
Fidelity VIP High Income (Grandmaster ™)	3,171,301	(1)	3,171,300	24.69	128,464
Fidelity VIP II Asset Manager (Grandmaster ™)	6,303,458	—	6,303,458	41.78	150,864
Fidelity VIP II Contrafund (Grandmaster ™)	10,689,641	35	10,689,676	45.76	233,581
Fidelity VIP II Contrafund (Pinnacle ™)	5,932,354	9	5,932,363	22.51	263,575
Fidelity VIP II Contrafund (Pinnacle Plus II Reduced M&E ™)*	62,363	—	62,363	22.56	2,765
Fidelity VIP II Index 500 (Grandmaster ™)	4,127,316	2	4,127,318	34.70	118,937
Fidelity VIP II Index 500 (IQ Annuity ™)	307,404	2	307,406	11.44	26,873
Fidelity VIP II Index 500 (Pinnacle ™)	2,588,554	(1)	2,588,553	10.00	258,832
Fidelity VIP II Index 500 (Pinnacle IV ™)	176,568	—	176,568	9.94	17,757
Fidelity VIP II Index 500 (Pinnacle Plus II Reduced M&E ™)*	39,345	1	39,346	10.02	3,925
Fidelity VIP II Investment Grade Bond (Pinnacle ™)	1,973,945	—	1,973,945	13.03	151,535
Fidelity VIP II Investment Grade Bond (Pinnacle IV ™)	988,125	—	988,125	12.95	76,294
Fidelity VIP II Investment Grade Bond (Pinnacle Plus II Reduced M&E ™)*	261,316	1	261,317	13.06	20,016
Fidelity VIP II Investment Grade Bond (AnnuiChoice ™)	379,963	—	379,963	13.29	28,588
Fidelity VIP II Investment Grade Bond (AnnuiChoice II ™)	53,220	2	53,222	13.18	4,039
Fidelity VIP II Investment Grade Bond (Grandmaster flex3 ™)	216,335	—	216,335	12.88	16,800
Fidelity VIP II Investment Grade Bond (Grandmaster ™)	2,664,257	—	2,664,257	39.10	68,138
Fidelity VIP II Investment Grade Bond (IQ Annuity ™)	1,066,536	(1)	1,066,535	18.45	57,813
Fidelity VIP II Investment Grade Bond (Pinnacle Plus ™)	79,300	—	79,300	12.79	6,201
Fidelity VIP III Balanced (Grandmaster ™)	1,904,140	1	1,904,141	18.73	101,638
Fidelity VIP Overseas (AnnuiChoice ™)	110,135	1	110,136	8.12	13,560
Fidelity VIP Overseas (AnnuiChoice II ™)	58,480	(2)	58,478	8.05	7,263
Fidelity VIP Overseas (Grandmaster flex3 ™)	1,957	—	1,957	7.87	249
Fidelity VIP Overseas (Grandmaster ™)	2,430,016	(2)	2,430,014	28.51	85,234
Fidelity VIP Overseas (IQ Annuity ™)	20,082	(1)	20,081	7.91	2,537
Fidelity VIP Overseas (Pinnacle Plus ™)	54,462	(1)	54,461	7.81	6,970
Non-Affiliated Service Class:
Fidelity VIP Equity-Income (IQ Annuity ™)	345,898	(2)	345,896	13.02	26,574
Fidelity VIP Growth (IQ Annuity ™)	326,614	3	326,617	10.16	32,137
Fidelity VIP Growth (Pinnacle ™)	500,154	(2)	500,152	10.20	49,020
Fidelity VIP Growth (Pinnacle Plus II Reduced M&E ™)*	1,332	1	1,333	10.23	130
Fidelity VIP High Income (IQ Annuity ™)	408,360	—	408,360	13.82	29,551
Fidelity VIP II Asset Manager (IQ Annuity ™)	93,132	(1)	93,131	13.17	7,069
Fidelity VIP II Contrafund (IQ Annuity ™)	757,772	(2)	757,770	16.76	45,214
Fidelity VIP III Balanced (IQ Annuity ™)	123,155	—	123,155	13.54	9,093
Fidelity VIP III Mid Cap (Grandmaster ™)	1,313,724	41	1,313,765	37.91	34,658
Fidelity VIP III Mid Cap (IQ Annuity ™)	793,356	1	793,357	39.34	20,169

See accompanying notes.

* - 2012 inception date of division.

Separate Account I

of

Integrity Life Insurance Company

Statements of Assets and Liabilities

December 31, 2012

		Receivable from
		(payable to)
	Investments	the general account
Subaccount	at fair value	of Integrity	Net Assets	Unit Value	Units Outstanding
Non-Affiliated Service Class (continued):
Fidelity VIP III Mid Cap (Pinnacle ™)	$3,556,052	$1	$3,556,053	$37.46	94,921
Fidelity VIP Overseas (IQ Annuity ™)	29,458	—	29,458	12.25	2,405
Non-Affiliated Service Class 2:
Fidelity VIP Asset Manager (IQ3 ™)	231,050	1	231,051	13.53	17,081
Fidelity VIP Asset Manager (AdvantEdge ™)	84,070	(2)	84,068	10.89	7,722
Fidelity VIP Asset Manager (AnnuiChoice II ™)	75,607	(2)	75,605	12.78	5,915
Fidelity VIP Asset Manager (AnnuiChoice ™)	246,907	1	246,908	13.86	17,814
Fidelity VIP Asset Manager (GrandMaster flex3 ™)	111,194	—	111,194	13.32	8,350
Fidelity VIP Asset Manager (IQ Advisor Standard ™)	1,561	—	1,561	14.33	109
Fidelity VIP Asset Manager (Pinnacle ™)	23,603	(1)	23,602	13.55	1,741
Fidelity VIP Asset Manager (Pinnacle IV ™)	112,690	(1)	112,689	13.44	8,388
Fidelity VIP Asset Manager (Pinnacle Plus ™)	85,517	(2)	85,515	13.78	6,205
Fidelity VIP Asset Manager (Pinnacle V ™)	348,297	2	348,299	11.24	30,980
Fidelity VIP Balanced (AdvantEdge ™)	230,983	(1)	230,982	11.56	19,982
Fidelity VIP Balanced (AnnuiChoice II ™)	419,583	—	419,583	12.71	33,019
Fidelity VIP Balanced (AnnuiChoice ™)	574,114	3	574,117	14.59	39,363
Fidelity VIP Balanced (GrandMaster flex3 ™)	317,456	—	317,456	15.45	20,541
Fidelity VIP Balanced (Grandmaster ™)	1,198,987	1	1,198,988	14.27	84,014
Fidelity VIP Balanced (IQ Advisor Standard ™)	182,619	—	182,619	14.91	12,247
Fidelity VIP Balanced (IQ3 ™)	746,730	—	746,730	14.08	53,053
Fidelity VIP Balanced (Pinnacle ™)	445,706	(1)	445,705	14.27	31,231
Fidelity VIP Balanced (Pinnacle IV ™)	1,259,190	76	1,259,266	15.61	80,678
Fidelity VIP Balanced (Pinnacle Plus ™)	135,670	1	135,671	14.26	9,516
Fidelity VIP Balanced (Pinnacle V ™)	845,483	(1)	845,482	10.88	77,712
Fidelity VIP Contrafund (AdvantEdge ™)	2,578,011	—	2,578,011	10.50	245,570
Fidelity VIP Contrafund (AnnuiChoice II ™)	2,552,263	(1)	2,552,262	12.02	212,258
Fidelity VIP Contrafund (AnnuiChoice ™)	3,099,907	(2)	3,099,905	16.82	184,326
Fidelity VIP Contrafund (GrandMaster flex3 ™)	1,487,833	—	1,487,833	16.99	87,574
Fidelity VIP Contrafund (IQ Advisor Standard ™)	84,910	—	84,910	16.92	5,019
Fidelity VIP Contrafund (IQ3 ™)	4,008,304	(2)	4,008,302	17.01	235,688
Fidelity VIP Contrafund (Pinnacle IV ™)	7,184,506	(2)	7,184,504	17.24	416,792
Fidelity VIP Contrafund (Pinnacle Plus Reduced M&E ™)	40,200	(1)	40,199	11.90	3,378
Fidelity VIP Contrafund (Pinnacle Plus ™)	1,129,029	2	1,129,031	17.43	64,787
Fidelity VIP Contrafund (Pinnacle V ™)	6,248,302	—	6,248,302	10.22	611,626
Fidelity VIP Disciplined Small Cap (Advantedge™)	2,493	—	2,493	11.95	209
Fidelity VIP Disciplined Small Cap (AnnuiChoice II ™)	45,140	(1)	45,139	10.00	4,512
Fidelity VIP Disciplined Small Cap (AnnuiChoice ™)	87,944	(1)	87,943	10.09	8,715
Fidelity VIP Disciplined Small Cap (GrandMaster flex3 ™)	34,465	1	34,466	9.78	3,525
Fidelity VIP Disciplined Small Cap (GrandMaster ™)	29,165	(2)	29,163	9.89	2,949
Fidelity VIP Disciplined Small Cap (IQ Annuity ™)	62,945	—	62,945	9.83	6,401
Fidelity VIP Disciplined Small Cap (Pinnacle ™)	175,189	—	175,189	9.89	17,714
Fidelity VIP Disciplined Small Cap (Pinnacle IV ™)	264,478	(1)	264,477	9.83	26,897
Fidelity VIP Disciplined Small Cap (Pinnacle V ™)	138,403	—	138,403	9.84	14,064
Fidelity VIP Equity-Income (AnnuiChoice II ™)	382,060	—	382,060	10.44	36,602
Fidelity VIP Equity-Income (AdvantEdge ™)	257,417	—	257,417	10.02	25,683
Fidelity VIP Equity-Income (AnnuiChoice ™)	1,183,197	(2)	1,183,195	12.99	91,052
Fidelity VIP Equity-Income (GrandMaster flex3 ™)	204,336	(3)	204,333	12.87	15,871
Fidelity VIP Equity-Income (IQ Advisor Standard ™)	23,262	—	23,262	13.41	1,735
Fidelity VIP Equity-Income (IQ3 ™)	598,054	(4)	598,050	12.34	48,447
Fidelity VIP Equity-Income (Pinnacle IV ™)	1,011,758	1	1,011,759	12.68	79,777
Fidelity VIP Equity-Income (Pinnacle Plus ™)	764,053	2	764,055	14.00	54,557
Fidelity VIP Equity-Income (Pinnacle V ™)	849,884	—	849,884	8.51	99,821
Fidelity VIP Freedom 2010 (Advantedge ™)	187,039	—	187,039	11.19	16,721
Fidelity VIP Freedom 2010 (AnnuiChoice II ™)	248,936	(1)	248,935	11.22	22,189
Fidelity VIP Freedom 2010 (AnnuiChoice ™)	4,671	2	4,673	11.32	413
Fidelity VIP Freedom 2010 (GrandMaster flex3 ™)	84,691	—	84,691	10.96	7,725
Fidelity VIP Freedom 2010 (GrandMaster ™)	40,563	1	40,564	11.09	3,657
Fidelity VIP Freedom 2010 (IQ Annuity ™)	139,248	—	139,248	11.03	12,628
Fidelity VIP Freedom 2010 (Pinnacle ™)	2,094	—	2,094	11.09	189
Fidelity VIP Freedom 2010 (Pinnacle IV ™)	63,913	1	63,914	11.03	5,796
Fidelity VIP Freedom 2010 (Pinnacle Plus ™)	20,753	(2)	20,751	10.89	1,906
Fidelity VIP Freedom 2010 (Pinnacle V ™)	670,811	—	670,811	10.88	61,638
Fidelity VIP Freedom 2015 (AdvantEdge ™)	155,998	—	155,998	11.09	14,070
Fidelity VIP Freedom 2015 (AnnuiChoice II ™)	202,421	—	202,421	11.05	18,315
Fidelity VIP Freedom 2015 (IQ Advisor Standard ™)	294,560	—	294,560	11.41	25,825
Fidelity VIP Freedom 2015 (IQ Annuity ™)	89,970	(1)	89,969	10.86	8,283
Fidelity VIP Freedom 2015 (Pinnacle ™)	4,467	(1)	4,466	10.93	409
Fidelity VIP Freedom 2015 (Pinnacle IV ™)	14,273	(1)	14,272	10.86	1,314
Fidelity VIP Freedom 2015 (Pinnacle Plus ™)	115,260	—	115,260	10.73	10,746

See accompanying notes.

* - 2012 inception date of division.

Separate Account I

of

Integrity Life Insurance Company

Statements of Assets and Liabilities

December 31, 2012

		Receivable from
		(payable to)
	Investments	the general account
Subaccount	at fair value	of Integrity	Net Assets	Unit Value	Units Outstanding
Non-Affiliated Service Class 2 (continued):
Fidelity VIP Freedom 2015 (Pinnacle V ™)	$1,504,216	$3	$1,504,219	$10.71	140,494
Fidelity VIP Freedom 2020 (AdvantEdge ™)	295,142	—	295,142	10.83	27,241
Fidelity VIP Freedom 2020 (AnnuiChoice II ™)	675,023	(1)	675,022	10.69	63,137
Fidelity VIP Freedom 2020 (AnnuiChoice ™)	33,510	—	33,510	10.78	3,107
Fidelity VIP Freedom 2020 (GrandMaster ™)	39,717	(1)	39,716	10.57	3,758
Fidelity VIP Freedom 2020 (Pinnacle IV ™)	96,145	—	96,145	10.51	9,149
Fidelity VIP Freedom 2020 (Pinnacle Plus ™)	18,214	1	18,215	10.38	1,756
Fidelity VIP Freedom 2020 (Pinnacle V ™)	3,618,060	(3)	3,618,057	10.34	350,068
Fidelity VIP Freedom 2025 (AnnuiChoice II ™)	184,318	(2)	184,316	10.69	17,237
Fidelity VIP Freedom 2025 (GrandMaster ™)	1,951	(2)	1,949	10.57	185
Fidelity VIP Freedom 2025 (Pinnacle ™)	3,808	(1)	3,807	10.57	360
Fidelity VIP Freedom 2025 (Pinnacle IV ™)	24,054	—	24,054	10.51	2,289
Fidelity VIP Freedom 2025 (Pinnacle Plus ™)	8,063	—	8,063	10.38	777
Fidelity VIP Freedom 2025 (Pinnacle V ™)	1,973,282	—	1,973,282	10.33	191,029
Fidelity VIP Freedom 2030 (AnnuiChoice II ™)	147,152	2	147,154	10.21	14,410
Fidelity VIP Freedom 2030 (IQ Annuity ™)	57,145	—	57,145	10.04	5,693
Fidelity VIP Freedom 2030 (Pinnacle IV ™)	388	—	388	10.04	39
Fidelity VIP Freedom 2030 (Pinnacle V ™)	242,583	—	242,583	9.85	24,637
Fidelity VIP Growth (AnnuiChoice II ™)	139,177	1	139,178	11.90	11,694
Fidelity VIP Growth (GrandMaster ™)	497,548	1	497,549	10.45	47,614
Fidelity VIP Growth (AdvantEdge ™)	105,487	(3)	105,484	9.79	10,780
Fidelity VIP Growth (AnnuiChoice ™)	336,579	—	336,579	9.20	36,599
Fidelity VIP Growth (GrandMaster flex3 ™)	205,947	1	205,948	11.84	17,391
Fidelity VIP Growth (IQ Advisor Standard ™)	4,543	(1)	4,542	12.72	357
Fidelity VIP Growth (IQ3 ™)	434,537	(1)	434,536	9.37	46,389
Fidelity VIP Growth (Pinnacle ™)	146,119	(1)	146,118	10.45	13,983
Fidelity VIP Growth (Pinnacle IV ™)	812,364	(1)	812,363	10.39	78,170
Fidelity VIP Growth (Pinnacle Plus ™)	203,523	(1)	203,522	13.28	15,322
Fidelity VIP Growth (Pinnacle V ™)	684,254	(1)	684,253	10.21	67,001
Fidelity VIP High Income (AdvantEdge ™)	2,259,968	(1)	2,259,967	13.75	164,303
Fidelity VIP High Income (AnnuiChoice II ™)	803,855	—	803,855	14.49	55,466
Fidelity VIP High Income (AnnuiChoice ™)	622,192	1	622,193	17.40	35,748
Fidelity VIP High Income (GrandMaster flex3 ™)	13,746,632	1	13,746,633	18.33	749,763
Fidelity VIP High Income (IQ3 ™)	1,787,139	—	1,787,139	18.47	96,751
Fidelity VIP High Income (Pinnacle ™)	6,667,711	2	6,667,713	16.21	411,418
Fidelity VIP High Income (Pinnacle IV ™)	886,847	—	886,847	18.52	47,896
Fidelity VIP High Income (Pinnacle Plus II Reduced M&E ™)*	416,148	(2)	416,146	16.24	25,621
Fidelity VIP High Income (Pinnacle Plus ™)	69,224	(1)	69,223	16.88	4,101
Fidelity VIP High Income (Pinnacle V ™)	917,974	(1)	917,973	12.99	70,658
Fidelity VIP II Index 500 (Pinnacle ™)	586,923	1	586,924	9.86	59,525
Fidelity VIP II Index 500 (Pinnacle IV ™)	1,696,732	103	1,696,835	9.80	173,076
Fidelity VIP II Index 500 (Pinnacle V ™)	1,959,815	—	1,959,815	9.56	205,003
Fidelity VIP Index 500 (AdvantEdge ™)	1,064,754	(1)	1,064,753	10.74	99,164
Fidelity VIP Index 500 (AnnuiChoice II ™)	944,667	2	944,669	9.97	94,711
Fidelity VIP Index 500 (AnnuiChoice ™)	1,068,706	1	1,068,707	11.22	95,234
Fidelity VIP Index 500 (Grandmaster flex3 ™)	451,592	—	451,592	9.75	46,332
Fidelity VIP Index 500 (Grandmaster ™)	571,939	—	571,939	9.86	58,006
Fidelity VIP Index 500 (IQ Advisor Standard ™)	153,049	3	153,052	10.29	14,868
Fidelity VIP Index 500 (IQ3 ™)	1,127,924	(3)	1,127,921	11.64	96,936
Fidelity VIP Index 500 (Pinnacle Plus ™)	249,578	—	249,578	14.26	17,500
Fidelity VIP Investment Grade Bond (AdvantEdge ™)	1,497,541	—	1,497,541	12.53	119,524
Fidelity VIP Investment Grade Bond (AnnuiChoice II ™)	1,590,496	2	1,590,498	13.36	119,018
Fidelity VIP Investment Grade Bond (AnnuiChoice ™)	2,282,311	(1)	2,282,310	17.13	133,203
Fidelity VIP Investment Grade Bond (GrandMaster flex3 ™)	682,607	—	682,607	13.62	50,108
Fidelity VIP Investment Grade Bond (GrandMaster ™)	1,695,564	1	1,695,565	12.84	132,046
Fidelity VIP Investment Grade Bond (IQ Advisor Standard ™)	268,139	—	268,139	14.59	18,377
Fidelity VIP Investment Grade Bond (IQ3 ™)	2,057,213	—	2,057,213	15.93	129,143
Fidelity VIP Investment Grade Bond (Pinnacle ™)	1,932,358	(1)	1,932,357	13.86	139,375
Fidelity VIP Investment Grade Bond (Pinnacle IV ™)	1,137,101	(3)	1,137,098	13.74	82,739
Fidelity VIP Investment Grade Bond (Pinnacle Plus II Reduced M&E ™)*	11,474	—	11,474	13.90	826
Fidelity VIP Investment Grade Bond (Pinnacle Plus ™)	479,617	—	479,617	13.41	35,753
Fidelity VIP Investment Grade Bond (Pinnacle V ™)	4,549,011	(1)	4,549,010	12.74	357,158
Fidelity VIP Mid Cap (AdvantEdge ™)	288,231	—	288,231	11.02	26,144
Fidelity VIP Mid Cap (AnnuiChoice II ™)	750,635	1	750,636	12.51	59,997
Fidelity VIP Mid Cap (AnnuiChoice ™)	1,257,183	(1)	1,257,182	24.03	52,324
Fidelity VIP Mid Cap (GrandMaster flex3 ™)	503,122	(1)	503,121	21.15	23,792
Fidelity VIP Mid Cap (Grandmaster ™)	347,579	2	347,581	18.62	18,663
Fidelity VIP Mid Cap (IQ Advisor Enhanced ™)	8,991	—	8,991	19.52	461
Fidelity VIP Mid Cap (IQ Advisor Standard ™)	38,294	—	38,294	19.88	1,926

See accompanying notes.

* - 2012 inception date of division.

Separate Account I

of

Integrity Life Insurance Company

Statements of Assets and Liabilities (continued)

December 31, 2012

		Receivable from
		(payable to)
	Investments	the general account
Subaccount	at fair value	of Integrity	Net Assets	Unit Value	Units Outstanding
Non-Affiliated Service Class 2 (continued):
Fidelity VIP Mid Cap (IQ Annuity ™)	$1,417,281	$1	$1,417,282	$23.27	60,907
Fidelity VIP Mid Cap (Pinnacle ™)	674,198	1	674,199	10.88	61,967
Fidelity VIP Mid Cap (Pinnacle IV ™)	3,530,808	158	3,530,966	22.92	154,080
Fidelity VIP Mid Cap (Pinnacle Plus ™)	555,232	—	555,232	22.16	25,060
Fidelity VIP Mid Cap (Pinnacle V ™)	1,253,079	1	1,253,080	10.67	117,436
Fidelity VIP Overseas (AdvantEdge ™)	551,172	2	551,174	8.04	68,546
Fidelity VIP Overseas (AnnuiChoice II ™)	407,144	1	407,145	9.47	43,002
Fidelity VIP Overseas (AnnuiChoice ™)	398,455	2	398,457	11.57	34,427
Fidelity VIP Overseas (GrandMaster flex3 ™)	182,574	1	182,575	12.68	14,394
Fidelity VIP Overseas (GrandMaster ™)	499,292	(1)	499,291	7.84	63,649
Fidelity VIP Overseas (IQ Advisor Enhanced ™)	10,191	—	10,191	13.32	765
Fidelity VIP Overseas (IQ Advisor Standard ™)	138,832	—	138,832	13.56	10,239
Fidelity VIP Overseas (IQ3 ™)	537,139	—	537,139	11.48	46,798
Fidelity VIP Overseas (Pinnacle ™)	489,852	(1)	489,851	12.91	37,946
Fidelity VIP Overseas (Pinnacle IV ™)	580,038	4	580,042	12.80	45,329
Fidelity VIP Overseas (Pinnacle Plus ™)	170,461	(2)	170,459	15.54	10,968
Fidelity VIP Overseas (Pinnacle V ™)	833,162	(1)	833,161	7.62	109,272
Non-Affiliated Class 1:
Franklin Growth and Income Securities (Pinnacle ™)	2,763,812	1	2,763,813	15.09	183,215
Franklin Growth and Income Securities (Pinnacle Plus II Reduced M&E ™)*	5,307	(1)	5,306	15.12	351
Franklin Income Securities (Pinnacle ™)	7,727,221	(1)	7,727,220	20.09	384,596
Franklin Income Securities (Pinnacle Plus II Reduced M&E ™)*	364,858	—	364,858	20.14	18,119
Van Kampen UIF Emerging Markets Debt (AnnuiChoice II ™)	6,243	—	6,243	16.11	388
Van Kampen UIF Emerging Markets Debt (AnnuiChoice ™)	71,516	1	71,517	26.43	2,705
Van Kampen UIF Emerging Markets Debt (GrandMaster flex3 ™)	36,958	(1)	36,957	24.86	1,487
Van Kampen UIF Emerging Markets Debt (IQ3 ™)	132,911	(1)	132,910	25.25	5,264
Van Kampen UIF Emerging Markets Debt (Pinnacle IV ™)	304,916	1	304,917	28.17	10,823
Van Kampen UIF U.S. Real Estate (AnnuiChoice II ™)	84,876	(2)	84,874	11.16	7,605
Van Kampen UIF U.S. Real Estate (AnnuiChoice ™)	261,212	1	261,213	26.42	9,887
Van Kampen UIF U.S. Real Estate (GrandMaster flex3 ™)	107,828	—	107,828	25.20	4,278
Van Kampen UIF U.S. Real Estate (IQ3 ™)	448,687	(1)	448,686	24.78	18,105
Van Kampen UIF U.S. Real Estate (Pinnacle IV ™)	967,102	108	967,210	27.59	35,051
Non-Affiliated Class 2:
Templeton Foreign Securities (IQ Annuity ™)	436,880	—	436,880	18.86	23,164
Franklin Growth and Income Securities (AdvantEdge ™)	23,637	(1)	23,636	10.65	2,219
Franklin Growth and Income Securities (AnnuiChoice II ™)	190,352	—	190,352	10.73	17,744
Franklin Growth and Income Securities (AnnuiChoice ™)	1,269,023	—	1,269,023	15.25	83,203
Franklin Growth and Income Securities (GrandMaster flex3 ™)	453,799	(1)	453,798	14.43	31,455
Franklin Growth and Income Securities (Grandmaster ™)	544,471	1	544,472	14.72	36,983
Franklin Growth and Income Securities (IQ Annuity ™)	1,521,016	(1)	1,521,015	14.57	104,368
Franklin Growth and Income Securities (Pinnacle ™)	769,398	1	769,399	9.24	83,286
Franklin Growth and Income Securities (Pinnacle IV ™)	1,473,192	1	1,473,193	14.57	101,084
Franklin Growth and Income Securities (Pinnacle Plus II Reduced M&E ™)*	32,857	(1)	32,856	9.26	3,549
Franklin Growth and Income Securities (Pinnacle Plus ™)	911,190	(3)	911,187	13.82	65,936
Franklin Growth and Income Securities (Pinnacle V ™)	671,801	—	671,801	8.93	75,244
Franklin Income Securities (AdvantEdge ™)	499,865	—	499,865	11.92	41,931
Franklin Income Securities (AnnuiChoice II ™)	1,118,119	(1)	1,118,118	12.77	87,565
Franklin Income Securities (AnnuiChoice ™)	2,432,379	—	2,432,379	20.30	119,824
Franklin Income Securities (GrandMaster flex3 ™)	2,898,198	1	2,898,199	19.20	150,936
Franklin Income Securities (Grandmaster ™)	2,771,648	(1)	2,771,647	19.59	141,452
Franklin Income Securities (IQ Advisor Enhanced ™)	7,795	1	7,796	16.13	483
Franklin Income Securities (IQ Advisor Standard ™)	1,584	1	1,585	16.43	96
Franklin Income Securities (IQ Annuity ™)	2,621,909	2	2,621,911	19.40	135,173
Franklin Income Securities (Pinnacle IV ™)	7,310,888	—	7,310,888	19.40	376,904
Franklin Income Securities (Pinnacle Plus Reduced M&E ™)	46,247	1	46,248	11.58	3,992
Franklin Income Securities (Pinnacle Plus ™)	1,710,201	—	1,710,201	16.91	101,116
Franklin Income Securities (Pinnacle V ™)	5,078,041	(2)	5,078,039	10.96	463,369
Franklin Large Cap Growth Securities (AdvantEdge ™)	1,046,172	—	1,046,172	10.44	100,186
Franklin Large Cap Growth Securities (AnnuiChoice II ™)	422,403	—	422,403	11.24	37,567
Franklin Large Cap Growth Securities (AnnuiChoice ™)	92,788	—	92,788	14.70	6,311
Franklin Large Cap Growth Securities (GrandMaster flex3 ™)	97,347	—	97,347	13.91	7,000
Franklin Large Cap Growth Securities (Grandmaster ™)	31,646	(1)	31,645	14.19	2,230
Franklin Large Cap Growth Securities (IQ Advisor Standard ™)	13,025	(1)	13,024	12.56	1,037
Franklin Large Cap Growth Securities (IQ Annuity ™)	91,559	—	91,559	14.05	6,517
Franklin Large Cap Growth Securities (Pinnacle ™)	56,764	1	56,765	14.19	4,000
Franklin Large Cap Growth Securities (Pinnacle IV ™)	408,852	1	408,853	14.05	29,101
Franklin Large Cap Growth Securities (Pinnacle Plus ™)	265,461	—	265,461	12.61	21,049
Franklin Large Cap Growth Securities (Pinnacle V ™)	915,037	(1)	915,036	9.29	98,470
Franklin Mutual Shares Securities (AdvantEdge ™)	2,129,562	1	2,129,563	9.87	215,663

See accompanying notes.

* - 2012 inception date of division.

Separate Account I

of

Integrity Life Insurance Company

Statements of Assets and Liabilities (continued)

December 31, 2012

		Receivable from
		(payable to)
	Investments	the general account
Subaccount	at fair value	of Integrity	Net Assets	Unit Value	Units Outstanding
Non-Affiliated Class 2 (continued):
Franklin Mutual Shares Securities (AnnuiChoice II ™)	$1,379,660	$2	$1,379,662	$10.39	132,779
Franklin Mutual Shares Securities (AnnuiChoice ™)	940,510	(2)	940,508	16.88	55,703
Franklin Mutual Shares Securities (GrandMaster flex3 ™)	1,001,485	(1)	1,001,484	15.97	62,707
Franklin Mutual Shares Securities (IQ Advisor Standard ™)	305,297	—	305,297	14.28	21,382
Franklin Mutual Shares Securities (IQ Annuity ™)	630,284	2	630,286	16.13	39,068
Franklin Mutual Shares Securities (Pinnacle ™)	1,077,466	(2)	1,077,464	16.30	66,112
Franklin Mutual Shares Securities (Pinnacle IV ™)	4,231,703	(3)	4,231,700	16.13	262,292
Franklin Mutual Shares Securities (Pinnacle Plus II Reduced M&E ™)*	8,492	1	8,493	16.33	520
Franklin Mutual Shares Securities (Pinnacle Plus Reduced M&E ™)	18,632	—	18,632	11.44	1,629
Franklin Mutual Shares Securities (Pinnacle Plus ™)	987,768	(1)	987,767	14.56	67,818
Franklin Mutual Shares Securities (Pinnacle V ™)	4,491,930	—	4,491,930	8.68	517,420
Franklin Mutual Shares Securities(Grandmaster ™)	1,471,187	1	1,471,188	16.30	90,270
Franklin Small Cap Value Securities (AdvantEdge ™)	83,540	—	83,540	12.19	6,853
Franklin Small Cap Value Securities (Annuichoice II ™)	160,998	(1)	160,997	10.61	15,174
Franklin Small Cap Value Securities (Annuichoice ™)	63,880	1	63,881	10.70	5,969
Franklin Small Cap Value Securities (Grandmaster ™)	96,943	—	96,943	10.49	9,243
Franklin Small Cap Value Securities (Grandmaster flex3 ™)	54,364	1	54,365	10.37	5,243
Franklin Small Cap Value Securities (IQ Annuuity ™)	85,496	—	85,496	10.43	8,199
Franklin Small Cap Value Securities (Pinnacle Plus ™)	105,250	1	105,251	10.30	10,222
Franklin Small Cap Value Securities Fund (Pinnacle ™)	173,947	—	173,947	10.49	16,585
Franklin Small Cap Value Securities Fund (Pinnacle IV ™)	56,786	(2)	56,784	10.43	5,445
Franklin Small Cap Value Securities Fund (Pinnacle V ™)	449,200	(1)	449,199	10.34	43,433
Invesco Van Kampen VI American Franchise (AdvantEdge ™)	18,538	(1)	18,537	11.04	1,680
Invesco Van Kampen VI American Franchise (AnnuiChoice II ™)	61,345	1	61,346	12.55	4,888
Invesco Van Kampen VI American Franchise (AnnuiChoice ™)	20,063	—	20,063	16.09	1,247
Invesco Van Kampen VI American Franchise (GrandMaster flex3 ™)	50,456	(1)	50,455	15.22	3,315
Invesco Van Kampen VI American Franchise (Grandmaster ™)	2,718	(2)	2,716	15.53	175
Invesco Van Kampen VI American Franchise (IQ Annuity ™)	238,029	1	238,030	15.38	15,480
Invesco Van Kampen VI American Franchise (Pinnacle Plus ™)	38,220	1	38,221	13.39	2,854
Invesco Van Kampen VI Comstock (AdvantEdge ™)	702,204	(2)	702,202	10.78	65,158
Invesco Van Kampen VI Comstock (AnnuiChoice II ™)	457,144	(2)	457,142	10.94	41,779
Invesco Van Kampen VI Comstock (AnnuiChoice ™)	305,595	1	305,596	17.28	17,681
Invesco Van Kampen VI Comstock (GrandMaster flex3 ™)	70,820	(1)	70,819	16.35	4,332
Invesco Van Kampen VI Comstock (Grandmaster ™)	183,319	(1)	183,318	16.68	10,988
Invesco Van Kampen VI Comstock (IQ Advisor Standard ™)	19,276	(1)	19,275	14.35	1,344
Invesco Van Kampen VI Comstock (IQ Annuity ™)	359,778	1	359,779	16.51	21,785
Invesco Van Kampen VI Comstock (Pinnacle Plus ™)	117,900	—	117,900	14.92	7,901
Invesco Van Kampen VI American Value (AdvantEdge ™)	77,399	1	77,400	11.47	6,750
Invesco Van Kampen VI American Value (AnnuiChoice II ™)	169,424	(3)	169,421	11.70	14,475
Invesco Van Kampen VI American Value (AnnuiChoice ™)	9,799	—	9,799	11.79	831
Invesco Van Kampen VI American Value (Grandmaster flex3 ™)	16,078	—	16,078	11.48	1,400
Invesco Van Kampen VI American Value (Grandmaster ™)	55,552	—	55,552	11.59	4,791
Invesco Van Kampen VI American Value (IQ Annuity ™)	62,707	—	62,707	11.54	5,434
Invesco Van Kampen VI American Value (Pinnacle Plus ™)	41,112	(1)	41,111	11.42	3,600
Invesco Van Kampen VI American Franchise (Pinnacle ™)	56,746	(1)	56,745	15.53	3,653
Invesco Van Kampen VI American Franchise (Pinnacle IV ™)	176,377	2	176,379	15.38	11,470
Invesco Van Kampen VI American Franchise (Pinnacle V ™)	345,473	—	345,473	10.61	32,548
Invesco Van Kampen VI Comstock (Pinnacle ™)	168,511	—	168,511	16.68	10,101
Invesco Van Kampen VI Comstock (Pinnacle IV ™)	339,169	(2)	339,167	16.52	20,537
Invesco Van Kampen VI Comstock (Pinnacle V ™)	1,119,429	(3)	1,119,426	9.17	122,031
Invesco Van Kampen VI International Growth Class II (IQ Advisor Enhanced ™)	26,108	1	26,109	9.61	2,718
Invesco Van Kampen VI International Growth Class II (Pinnacle Plus ™)	38,574	(1)	38,573	9.57	4,029
Invesco Van Kampen VI International Growth Class II (Pinnacle ™)	24,178	(1)	24,177	9.56	2,530
Invesco Van Kampen VI International Growth Class II (Pinnacle V ™)	144,207	(2)	144,205	9.54	15,114
Invesco Van Kampen VI International Growth II (Annuichoice™)	9,774	1	9,775	9.63	1,015
Invesco Van Kampen VI International Growth II (Grandmaster flex3 ™)	9,456	1	9,457	9.54	991
Invesco Van Kampen VI International Growth II (Grandmaster ™)	2,959	—	2,959	9.57	309
Invesco Van Kampen VI American Value (Pinnacle V ™)	456,502	(1)	456,501	11.48	39,748
Invesco Van Kampen VI American Value (Pinnacle ™)	1,897	—	1,897	11.59	164
Invesco Van Kampen VI American Value (Pinnacle IV ™)	437,244	—	437,244	11.54	37,891
Templeton Foreign Securities (Pinnacle ™)	578,807	—	578,807	19.05	30,379
Templeton Foreign Securities (Pinnacle IV ™)	1,282,500	—	1,282,500	18.86	67,998
Templeton Foreign Securities (Pinnacle Plus II Reduced M&E ™)*	14,833	—	14,833	19.09	777
Templeton Foreign Securities (Pinnacle V ™)	1,255,982	—	1,255,982	9.08	138,368
Templeton Foreign Securities Fund (AnnuiChoice II ™)	558,814	2	558,816	11.05	50,564
Templeton Foreign Securities Fund (AnnuiChoice ™)	453,092	(2)	453,090	19.74	22,955
Templeton Foriegn Securities Fund (AdvantEdge ™)	835,843	1	835,844	9.56	87,389
Templeton Foriegn Securities Fund (GrandMaster flex3 ™)	319,122	—	319,122	18.67	17,092
Templeton Foriegn Securities Fund (Grandmaster ™)	339,832	—	339,832	19.05	17,836

See accompanying notes.

* - 2012 inception date of division.

Separate Account I

of

Integrity Life Insurance Company

Statements of Assets and Liabilities (continued)

December 31, 2012

		Receivable from
		(payable to)
	Investments	the general account
Subaccount	at fair value	of Integrity	Net Assets	Unit Value	Units Outstanding
Non-Affiliated Class 2 (continued):
Templeton Foriegn Securities Fund (IQ Advisor Standard ™)	$31,668	$(1)	$31,667	$15.87	1,995
Templeton Foriegn Securities Fund (Pinnacle Plus ™)	420,809	2	420,811	17.31	24,307
Templeton Growth Securities (AdvantEdge ™)	314,529	—	314,529	9.40	33,474
Templeton Growth Securities (AnnuiChoice II ™)	193,029	2	193,031	9.62	20,059
Templeton Growth Securities (AnnuiChoice ™)	253,218	2	253,220	16.43	15,412
Templeton Growth Securities (GrandMaster flex3 ™)	504,251	—	504,251	15.54	32,447
Templeton Growth Securities (Grandmaster ™)	328,145	1	328,146	15.86	20,692
Templeton Growth Securities (IQ Annuity ™)	524,201	—	524,201	15.70	33,392
Templeton Growth Securities (Pinnacle ™)	888,868	2	888,870	15.86	56,050
Templeton Growth Securities (Pinnacle IV ™)	671,622	(1)	671,621	15.70	42,781
Templeton Growth Securities (Pinnacle Plus ™)	420,098	(1)	420,097	14.28	29,412
Templeton Growth Securities (Pinnacle V ™)	710,641	2	710,643	8.06	88,148
Van Kampen UIF Emerging Markets Debt (AdvantEdge ™)	367,150	(2)	367,148	14.17	25,903
Van Kampen UIF Emerging Markets Debt (AnnuiChoice II ™)	269,011	(1)	269,010	14.71	18,290
Van Kampen UIF Emerging Markets Debt (AnnuiChoice ™)	199,793	1	199,794	14.84	13,467
Van Kampen UIF Emerging Markets Debt (GrandMaste flex3 ™)	306,190	1	306,191	14.37	21,302
Van Kampen UIF Emerging Markets Debt (Grandmaster ™)	228,612	(1)	228,611	24.52	9,325
Van Kampen UIF Emerging Markets Debt (IQ Advisor Standard ™)	12,221	—	12,221	20.50	596
Van Kampen UIF Emerging Markets Debt (IQ Annuity ™)	295,286	(1)	295,285	24.27	12,167
Van Kampen UIF Emerging Markets Debt (Pinnacle IV ™)	470,128	—	470,128	14.46	32,520
Van Kampen UIF Emerging Markets Debt (Pinnacle Plus ™)	156,547	—	156,547	20.93	7,481
Van Kampen UIF Emerging Markets Debt (Pinnacle V ™)	745,052	(1)	745,051	14.29	52,124
Van Kampen UIF Emerging Markets Equity (AdvantEdge ™)	380,841	1	380,842	8.67	43,937
Van Kampen UIF Emerging Markets Equity (AnnuiChoice II ™)	356,936	1	356,937	13.47	26,492
Van Kampen UIF Emerging Markets Equity (AnnuiChoice ™)	306,778	(2)	306,776	35.86	8,555
Van Kampen UIF Emerging Markets Equity (GrandMaster flex3 ™)	381,016	—	381,016	33.92	11,233
Van Kampen UIF Emerging Markets Equity (Grandmaster ™)	280,849	—	280,849	34.61	8,114
Van Kampen UIF Emerging Markets Equity (IQ Advisor Standard ™)	4,374	—	4,374	25.20	174
Van Kampen UIF Emerging Markets Equity (IQ Annuity ™)	461,735	(1)	461,734	34.26	13,476
Van Kampen UIF Emerging Markets Equity (Pinnacle ™)	675,056	(1)	675,055	34.61	19,504
Van Kampen UIF Emerging Markets Equity (Pinnacle IV ™)	1,430,629	(1)	1,430,628	34.26	41,754
Van Kampen UIF Emerging Markets Equity (Pinnacle Plus ™)	327,914	(1)	327,913	29.43	11,141
Van Kampen UIF Emerging Markets Equity (Pinnacle V ™)	879,931	1	879,932	9.85	89,310
Van Kampen UIF U. S. Real Estate (Pinnacle Plus ™)	371,033	(1)	371,032	22.55	16,454
Van Kampen UIF U.S. Real Estate (AdvantEdge ™)	295,996	2	295,998	11.73	25,228
Van Kampen UIF U.S. Real Estate (AnnuiChoice II ™)	306,772	(1)	306,771	9.17	33,463
Van Kampen UIF U.S. Real Estate (AnnuiChoice ™)	259,584	—	259,584	9.25	28,073
Van Kampen UIF U.S. Real Estate (Grandmaster flex3 ™)	249,272	—	249,272	8.96	27,826
Van Kampen UIF U.S. Real Estate (Grandmaster ™)	319,547	24	319,571	26.63	11,999
Van Kampen UIF U.S. Real Estate (IQ Advisor Standard ™)	285,479	1	285,480	21.43	13,323
Van Kampen UIF U.S. Real Estate (IQ Annuity ™)	253,423	(1)	253,422	26.36	9,613
Van Kampen UIF U.S. Real Estate (Pinnacle IV ™)	965,870	1	965,871	9.01	107,197
Van Kampen UIF U.S. Real Estate (Pinnacle V ™)	993,948	1	993,949	9.58	103,797
Non-Affiliated Class 3:
BlackRock Capital Appreciation VI (Advantedge™)	74,796	(1)	74,795	9.42	7,944
BlackRock Capital Appreciation VI (AnnuiChoice II™)	223,272	(2)	223,270	9.49	23,534
BlackRock Capital Appreciation VI (Annuichoice™)	1,447	(1)	1,446	9.51	152
BlackRock Capital Appreciation VI Class III (Grandmaster™)	12,844	—	12,844	9.46	1,358
BlackRock Capital Appreciation VI Class III (Pinnacle ™)	22,273	(1)	22,272	9.46	2,356
BlackRock Capital Appreciation VI Class III (Pinnacle IV ™)	40,223	1	40,224	9.44	4,261
BlackRock Capital Appreciation VI Class III (Pinnacle V ™)	692,447	—	692,447	9.42	73,484
BlackRock Global Allocation VI (Advantedge™)	115,839	(1)	115,838	9.65	11,999
BlackRock Global Allocation VI (AnnuiChoice II™)	706,891	—	706,891	9.73	72,663
BlackRock Global Allocation VI (Annuichoice™)	187,840	—	187,840	9.75	19,260
BlackRock Global Allocation VI (Grandmaster flex3 ™)	57,942	(1)	57,941	9.66	5,997
BlackRock Global Allocation VI (Grandmaster™)	19,145	1	19,146	9.70	1,975
BlackRock Global Allocation VI Class III (Pinnacle ™)	225,762	1	225,763	9.70	23,286
BlackRock Global Allocation VI Class III (Pinnacle IV ™)	13,963	(1)	13,962	9.68	1,443
BlackRock Global Allocation VI Class III (Pinnacle Plus II Reduced M&E ™)*	20,203	1	20,204	9.72	2,079
BlackRock Global Allocation VI Class III (Pinnacle V ™)	229,785	1	229,786	9.66	23,781
Non-Affiliated Class A:
DWS Small Cap Index VIP (Pinnacle ™)	568,659	1	568,660	17.11	33,240
DWS Small Cap Index VIP (Pinnacle IV ™)	52,058	1	52,059	16.50	3,156
DWS Small Cap Index VIP (Pinnacle Plus II Reduced M&E ™)*	5,515	(1)	5,514	17.15	322
Non-Affiliated Class B:
Columbia VIT MidCap Value Opportunity Class 1 (Advantedge™)	79,995	(2)	79,993	9.67	8,274
Columbia VIT MidCap Value Opportunity Class 1 (AnnuiChoice II™)	4,800	1	4,801	9.74	493
Columbia VIT MidCap Value Opportunity Class 1 (Annuichoice™)	24,808	1	24,809	9.77	2,540
Columbia VIT MidCap Value Opportunity Class 1 (Grandmaster flex3 ™)	20,488	(1)	20,487	9.68	2,117

See accompanying notes.

* - 2012 inception date of division.

Separate Account I

of

Integrity Life Insurance Company

Statements of Assets and Liabilities (continued)

December 31, 2012

		Receivable from
		(payable to)
	Investments	the general account
Subaccount	at fair value	of Integrity	Net Assets	Unit Value	Units Outstanding
Non-Affiliated Class B (continued):
Columbia VIT MidCap Value Opportunity Class 1 (Grandmaster™)	$52,096	$(2)	$52,094	$9.71	5,366
Columbia VIT MidCap Value Opportunity Class 1 (Pinnacle ™)	56,849	(1)	56,848	9.71	5,855
Columbia VIT MidCap Value Opportunity Class 1 (Pinnacle IV ™)	27,445	1	27,446	9.69	2,831
Columbia VIT MidCap Value Opportunity Class 1 (Pinnacle Plus™)	61,437	—	61,437	9.66	6,362
Columbia VIT MidCap Value Opportunity Class 1 (Pinnacle V ™)	40,513	(1)	40,512	9.68	4,187
Columbia VIT Small Cap Value Class 2 (AdvantEdge ™)	260,711	1	260,712	15.72	16,580
Columbia VIT Small Cap Value Class 2 (AnnuiChoice II ™)	120,946	1	120,947	15.99	7,564
Columbia VIT Small Cap Value Class 2 (AnnuiChoice ™)	101,958	—	101,958	16.08	6,341
Columbia VIT Small Cap Value Class 2 (Grandmaster flex3 ™)	39,024	1	39,025	15.75	2,477
Columbia VIT Small Cap Value Class 2 (Grandmaster ™)	21,744	—	21,744	15.87	1,370
Columbia VIT Small Cap Value Class 2 (Pinnacle Plus ™)	54,994	—	54,994	15.68	3,506
Columbia VIT Small Cap Value Class 2 (Pinnacle ™)	21,661	(1)	21,660	15.87	1,365
Columbia VIT Small Cap Value Class 2 (Pinnacle IV ™)	87,801	—	87,801	15.81	5,552
Columbia VIT Small Cap Value Class 2 (Pinnacle V ™)	359,738	(1)	359,737	15.75	22,835
DWS Small Cap Index (AdvantEdge ™)	51,274	(1)	51,273	11.80	4,344
DWS Small Cap Index (AnnuiChoice II ™)	137,002	1	137,003	11.51	11,906
DWS Small Cap Index (AnnuiChoice ™)	234,365	(1)	234,364	16.47	14,231
DWS Small Cap Index (GrandMaster flex3 ™)	63,813	(1)	63,812	15.40	4,143
DWS Small Cap Index (Grandmaster ™)	121,014	—	121,014	14.31	8,456
DWS Small Cap Index (IQ Advisor Standard ™)	18,528	—	18,528	14.58	1,270
DWS Small Cap Index (IQ3 ™)	228,507	1	228,508	15.56	14,686
DWS Small Cap Index (Pinnacle Plus ™)	61,865	(1)	61,864	16.09	3,846
DWS Small Cap Index VIP (Pinnacle IV ™)	308,105	(2)	308,103	15.56	19,801
DWS Small Cap Index VIP (Pinnacle V ™)	287,714	1	287,715	9.90	29,070
Advisor Class:
Pimco VIT All Asset (AdvantEdge ™)	168,435	—	168,435	12.48	13,500
Pimco VIT All Asset (IQ Annuity ™)	327,671	1	327,672	12.46	26,305
Pimco VIT All Asset (Pinnacle ™)	491,055	(2)	491,053	12.52	39,234
Pimco VIT All Asset (Pinnacle Plus II Reduced M&E ™)*	21,867	1	21,868	12.54	1,743
Pimco VIT All Asset (AnnuiChoice II ™)	279,938	(2)	279,936	12.74	21,968
Pimco VIT All Asset (AnnuiChoice ™)	276,984	1	276,985	12.72	21,767
Pimco VIT All Asset (GrandMaster flex3 ™)	376,285	—	376,285	12.40	30,350
Pimco VIT All Asset (Grandmaster ™)	693,454	(1)	693,453	12.52	55,405
Pimco VIT All Asset (Pinnacle IV ™)	464,847	(1)	464,846	12.56	37,021
Pimco VIT All Asset (Pinnacle Plus ™)	22,959	(1)	22,958	12.33	1,862
Pimco VIT All Asset (Pinnacle V ™)	366,048	—	366,048	12.49	29,297
Pimco VIT Commodity Real Return (Pinnacle ™)	108,779	(1)	108,778	7.71	14,101
Pimco VIT Commodity Real Return (Pinnacle IV ™)	534,593	—	534,593	7.73	69,127
Pimco VIT Commodity Real Return (Pinnacle Plus II Reduced M&E ™)*	4,697	(1)	4,696	7.73	607
Pimco VIT Commodity Real Return (Pinnacle V ™)	1,027,468	—	1,027,468	7.70	133,517
Pimco VIT Commodity Real Return Strategy (AdvantEdge ™)	459,454	2	459,456	7.68	59,791
Pimco VIT Commodity Real Return Strategy (AnnuiChoice II ™)	306,785	—	306,785	7.85	39,088
Pimco VIT Commodity Real Return Strategy (AnnuiChoice ™)	103,228	(1)	103,227	7.84	13,162
Pimco VIT Commodity Real Return Strategy (Grandmaster ™)	77,657	—	77,657	7.71	10,067
Pimco VIT Commodity Real Return Strategy (IQ Annuity ™)	230,992	1	230,993	7.68	30,086
Pimco VIT Commodity Real Return Strategy (GrandMaster flex3 ™)	284,148	1	284,149	7.64	37,185
Pimco VIT Commodity Real Return Strategy (Pinnacle Plus ™)	106,109	1	106,110	7.60	13,965
Pimco VIT Low Duration (AnnuiChoice II ™)	2,401,112	2	2,401,114	11.76	204,161
Pimco VIT Low Duration (AnnuiChoice ™)	576,299	1	576,300	11.88	48,517
Pimco VIT Low Duration (GrandMaster flex3 ™)	273,039	(1)	273,038	11.57	23,592
Pimco VIT Low Duration (Grandmaster™)	277,126	1	277,127	11.68	23,720
Pimco VIT Low Duration (IQ Annuity ™)	491,733	1	491,734	11.63	42,288
Pimco VIT Low Duration (Pinnacle ™)	314,236	1	314,237	11.68	26,896
Pimco VIT Low Duration (Pinnacle IV ™)	144,246	—	144,246	11.59	12,447
Pimco VIT Low Duration (AdvantEdge ™)	92,105	(1)	92,104	11.52	7,999
Pimco VIT Low Duration (Pinnacle Plus ™)	112,904	(2)	112,902	11.51	9,811
Pimco VIT Low Duration (Pinnacle V ™)	404,068	(1)	404,067	11.53	35,040
Pimco VIT Real Return (Pinnacle IV ™)	586,715	(1)	586,714	13.00	45,130
Pimco VIT Real Return (AdvantEdge ™)	201,551	—	201,551	12.92	15,602
Pimco VIT Real Return (AnnuiChoice II ™)	703,308	1	703,309	13.19	53,307
Pimco VIT Real Return (AnnuiChoice ™)	657,102	(1)	657,101	13.30	49,415
Pimco VIT Real Return (GrandMaster flex3 ™)	293,675	2	293,677	12.96	22,667
Pimco VIT Real Return (Grandmaster ™)	568,360	(1)	568,359	13.08	43,454
Pimco VIT Real Return (IQ Annuity ™)	472,663	—	472,663	13.02	36,310
Pimco VIT Real Return (Pinnacle ™)	216,070	(1)	216,069	13.08	16,520
Pimco VIT Real Return (Pinnacle Plus ™)	164,322	(3)	164,319	12.88	12,755
Pimco VIT Real Return (Pinnacle V ™)	549,599	—	549,599	12.94	42,484
Pimco VIT Total Return (Pinnacle V ™)	14,991,186	5	14,991,191	13.28	1,129,174
Pimco VIT Total Return (AdvantEdge ™)	7,127,621	2	7,127,623	13.26	537,644

See accompanying notes.

* - 2012 inception date of division.

Separate Account I

of

Integrity Life Insurance Company

Statements of Assets and Liabilities (continued)

December 31, 2012

		Receivable from
		(payable to)
	Investments	the general account
Subaccount	at fair value	of Integrity	Net Assets	Unit Value	Units Outstanding
Advisor Class (continued):
Pimco VIT Total Return (AnnuiChoice II ™)	$2,761,399	$—	$2,761,399	$13.54	203,941
Pimco VIT Total Return (AnnuiChoice ™)	1,878,449	—	1,878,449	13.44	139,740
Pimco VIT Total Return (GrandMaster flex3 ™)	1,903,865	(1)	1,903,864	13.10	145,363
Pimco VIT Total Return (Grandmaster ™)	2,569,497	—	2,569,497	13.22	194,336
Pimco VIT Total Return (IQ Annuity ™)	1,359,954	—	1,359,954	13.16	103,344
Pimco VIT Total Return (Pinnacle ™)	1,853,356	1	1,853,357	13.22	140,173
Pimco VIT Total Return (Pinnacle IV ™)	5,348,108	—	5,348,108	13.34	400,852
Pimco VIT Total Return (Pinnacle Plus II Reduced M&E ™)*	21,568	—	21,568	13.25	1,628
Pimco VIT Total Return (Pinnacle Plus ™)	1,495,254	3	1,495,257	13.02	114,817
Investor Class:
Guggenheim VT Global Managed Futures Strategies (Pinnacle ™)	8,524	(1)	8,523	6.77	1,260
Guggenheim VT Global Managed Futures Strategies (Pinnacle IV ™)	15,432	1	15,433	6.74	2,291
Guggenheim VT Global Managed Futures Strategies (Pinnacle V ™)	225,006	—	225,006	6.71	33,537
Guggenheim VT Global Managed Futures Strategies (AdvantEdge ™)	221,578	(1)	221,577	6.70	33,084
Guggenheim VT Global Managed Futures Strategies (AnnuiChoice II ™)	79,255	1	79,256	6.82	11,618
Guggenheim VT Global Managed Futures Strategies (AnnuiChoice ™)	7,976	—	7,976	6.86	1,162
Guggenheim VT Global Managed Futures Strategies (IQ Annuity ™)	15,766	(2)	15,764	6.74	2,340
Guggenheim VT Global Managed Futures Strategies (Pinnacle Plus ™)	8,524	—	8,524	6.68	1,277
Guggenheim VT Multi-Hedge Strategies (AdvantEdge ™)	196,289	(1)	196,288	8.54	22,984
Guggenheim VT Multi-Hedge Strategies (AnnuiChoice II ™)	276,370	—	276,370	8.72	31,685
Guggenheim VT Multi-Hedge Strategies (AnnuiChoice ™)	50,150	2	50,152	8.66	5,788
Guggenheim VT Multi-Hedge Strategies (Grandmaster flex3 ™)	5,100	1	5,101	8.44	604
Guggenheim VT Multi-Hedge Strategies (Grandmaster ™)	56,315	2	56,317	8.52	6,609
Guggenheim VT Multi-Hedge Strategies (IQ Annuity ™)	42,793	—	42,793	8.48	5,046
Guggenheim VT Multi-Hedge Strategies (Pinnacle ™)	6,312	—	6,312	8.52	741
Guggenheim VT Multi-Hedge Strategies (Pinnacle IV ™)	96,533	1	96,534	8.59	11,232
Guggenheim VT Multi-Hedge Strategies (Pinnacle Plus ™)	52,711	—	52,711	8.39	6,280
Guggenheim VT Multi-Hedge Strategies (Pinnacle V ™)	531,738	—	531,738	8.55	62,174
Guggenheim VT U.S. Long Short Momentum (AdvantEdge ™)	15,199	—	15,199	8.60	1,766
Guggenheim VT U.S. Long Short Momentum (AnnuiChoice II ™)	48,533	—	48,533	8.79	5,523
Guggenheim VT U.S. Long Short Momentum (AnnuiChoice ™)	8,326	(1)	8,325	8.60	968
Guggenheim VT U.S. Long Short Momentum (GrandMaster flex3 ™)	7,662	—	7,662	8.38	914
Guggenheim VT U.S. Long Short Momentum (IQ Annuity ™)	23,121	1	23,122	8.42	2,746
Guggenheim VT U.S. Long Short Momentum (Pinnacle IV ™)	78,259	—	78,259	8.66	9,038
Guggenheim VT U.S. Long Short Momentum (Pinnacle Plus ™)	7,782	(1)	7,781	8.33	934
Guggenheim VT U.S. Long Short Momentum (Pinnacle V ™)	162,255	(1)	162,254	8.62	18,830
ETF Shares:
iShares Core Total US Bond Market ETF (Varoom)	207,679	30	207,709	27.04	7,680
iShares Core Total US Bond Market ETF (Varoom GLWB 2)	476,643	1	476,644	26.60	17,921
iShares Core Total US Bond Market ETF (Varoom GLWB 3)*	15,746	(1)	15,745	25.68	613
iShares Core Total US Bond Market ETF (Varoom GLWB 5)*	339,047	—	339,047	25.44	13,328
iShares Barclays Intermediate Credit Bond ETF (Varoom GLWB 2)	297,505	1	297,506	26.94	11,042
iShares Barclays Intermediate Credit Bond ETF (Varoom GLWB 5)*	51,309	(2)	51,307	26.30	1,951
iShares Barclays TIPS Bond ETF (Varoom)	210,938	385	211,323	28.92	7,293
iShares Barclays TIPS Bond ETF (Varoom GLWB 2)	76,128	1	76,129	28.45	2,676
iShares Barclays TIPS Bond ETF (Varoom GLWB 3)*	13,414	1	13,415	25.97	516
iShares Barclays TIPS Bond ETF (Varoom GLWB 5)*	33,030	(1)	33,029	25.73	1,284
iShares iBoxx $ High Yield Corporate Bond ETF (Varoom)	15,090	139	15,229	28.85	523
iShares iBoxx $ High Yield Corporate Bond ETF (Varoom GLWB 2)	72,288	(1)	72,287	28.38	2,548
iShares iBoxx $ High Yield Corporate Bond ETF (Varoom GLWB 3)*	44,471	1	44,472	28.25	1,574
iShares iBoxx $ High Yield Corporate Bond ETF (Varoom GLWB 5)*	91,638	1	91,639	27.99	3,274
iShares S&P 500 Growth Index ETF (Varoom)	29,404	14	29,418	28.70	1,024
iShares S&P 500 Growth Index ETF (Varoom GLWB 1)	584,654	1	584,655	28.35	20,625
iShares S&P 500 Growth Index ETF (Varoom GLWB 2)	17,265	(1)	17,264	28.23	612
iShares S&P 500 Growth Index ETF (Varoom GLWB 3)*	29,810	1	29,811	28.04	1,063
iShares S&P 500 Growth Index ETF (Varoom GLWB 4)*	598,818	—	598,818	27.84	21,508
iShares S&P 500 Growth Index ETF (Varoom GLWB 5)*	2,595	—	2,595	27.78	93
iShares Core S&P 500 Index ETF (Varoom)	204,671	(2,312)	202,359	28.69	7,135
iShares Core S&P 500 Index ETF (Varoom GLWB 1)	7,072,145	(2)	7,072,143	28.33	249,609
iShares Core S&P 500 Index ETF (Varoom GLWB 2)	519,259	(2)	519,257	28.22	18,403
iShares Core S&P 500 Index ETF (Varoom GLWB 3)*	133,254	—	133,254	28.61	4,658
iShares Core S&P 500 Index ETF (Varoom GLWB 4)*	6,728,656	(23)	6,728,633	28.40	236,903
iShares Core S&P 500 Index ETF (Varoom GLWB 5)*	375,943	(1)	375,942	28.34	13,266
iShares S&P 500 Value Index ETF (Varoom)	55,670	92	55,762	28.39	1,961
iShares S&P 500 Value Index ETF (Varoom GLWB 1)	387,948	—	387,948	28.04	13,836
iShares S&P 500 Value Index ETF (Varoom GLWB 2)	40,684	—	40,684	27.92	1,457
iShares S&P 500 Value Index ETF (Varoom GLWB 3)*	43,052	(1)	43,051	29.37	1,466
iShares S&P 500 Value Index ETF (Varoom GLWB 4)*	325,158	(1)	325,157	29.16	11,149
iShares S&P 500 Value Index ETF (Varoom GLWB 5)*	11,737	2	11,739	29.10	403

See accompanying notes.

* - 2012 inception date of division.

Separate Account I

of

Integrity Life Insurance Company

Statements of Assets and Liabilities (continued)

December 31, 2012

		Receivable from
		(payable to)
	Investments	the general account
Subaccount	at fair value	of Integrity	Net Assets	Unit Value	Units Outstanding
ETF Shares (continued):
iShares Core S&P MidCap Index ETF (Varoom)	$149,286	$191	$149,477	$27.72	5,385
iShares Core S&P MidCap Index ETF (Varoom GLWB 1)	2,051,488	(1)	2,051,487	27.38	74,933
iShares Core S&P MidCap Index ETF (Varoom GLWB 2)	195,712	—	195,712	27.26	7,178
iShares Core S&P MidCap Index ETF (Varoom GLWB 3)*	46,322	(1)	46,321	28.74	1,612
iShares Core S&P MidCap Index ETF (Varoom GLWB 4)*	1,953,020	(5)	1,953,015	28.53	68,455
iShares Core S&P MidCap Index ETF (Varoom GLWB 5)*	50,254	(1)	50,253	28.47	1,765
iShares Core S&P Small Cap Index ETF (Varoom)	90,809	99	90,908	27.88	3,257
iShares Core S&P Small Cap Index ETF (Varoom GLWB 1)	1,031,426	(1)	1,031,425	27.53	37,461
iShares Core S&P Small Cap Index ETF (Varoom GLWB 2)	104,056	—	104,056	27.42	3,795
iShares Core S&P Small Cap Index ETF (Varoom GLWB 3)*	11,352	—	11,352	28.85	394
iShares Core S&P Small Cap Index ETF (Varoom GLWB 4)*	981,285	(1)	981,284	28.64	34,259
iShares Core S&P Small Cap Index ETF (Varoom GLWB 5)*	56,412	(1)	56,411	28.58	1,974
iShares S&P Citigroup International Treasury Bond (Varoom)	16,679	38	16,717	26.59	627
iShares S&P Citigroup International Treasury Bond (Varoom GLWB 1)	1,006,804	—	1,006,804	26.27	38,331
iShares S&P Citigroup International Treasury Bond (Varoom GLWB 2)	40,092	2	40,094	26.16	1,533
iShares S&P Citigroup International Treasury Bond (Varoom GLWB 3)*	13,167	—	13,167	26.54	496
iShares S&P Citigroup International Treasury Bond (Varoom GLWB 4)*	958,115	1	958,116	26.35	36,359
iShares S&P Citigroup International Treasury Bond (Varoom GLWB 5)*	16,377	1	16,378	26.29	623
Vanguard Dividend Appreciation Index Fund ETF (Varoom)	132,701	96	132,797	28.45	4,664
Vanguard Dividend Appreciation Index Fund ETF (Varoom GLWB 2)	596,614	—	596,614	27.99	21,318
Vanguard Dividend Appreciation Index Fund ETF (Varoom GLWB 3)*	29,319	—	29,319	27.60	1,062
Vanguard Dividend Appreciation Index Fund ETF (Varoom GLWB 5)*	247,246	—	247,246	27.34	9,043
Vanguard Emerging Markets Stock Index Fund ETF (Varoom)	57,501	39	57,540	23.91	2,405
Vanguard Emerging Markets Stock Index Fund ETF (Varoom GLWB 2)	152,502	(1)	152,501	23.51	6,485
Vanguard Emerging Markets Stock Index Fund ETF (Varoom GLWB 3)*	40,315	(1)	40,314	28.03	1,438
Vanguard Emerging Markets Stock Index Fund ETF (Varoom GLWB 5)*	47,498	(1)	47,497	27.76	1,711
Vanguard Tax-Managed International ETF (Varoom)	20,759	152	20,911	25.24	822
Vanguard Tax-Managed International ETF (Varoom GLWB 1)	1,046,119	(1)	1,046,118	24.93	41,961
Vanguard Tax-Managed International ETF (Varoom GLWB 2)	74,940	—	74,940	24.83	3,018
Vanguard Tax-Managed International ETF (Varoom GLWB 3)*	13,541	—	13,541	28.50	475
Vanguard Tax-Managed International ETF (Varoom GLWB 4)*	995,792	(3)	995,789	28.30	35,191
Vanguard Tax-Managed International ETF (Varoom GLWB 5)*	28,087	—	28,087	28.23	995
Vanguard Intermediate-Term Corporate Bond Index ETF (Varoom)	8,794	108	8,902	29.22	301
Vanguard Intermediate-Term Corporate Bond Index ETF (Varoom GLWB 2)	22,936	(1)	22,935	28.74	798
Vanguard Intermediate-Term Corporate Bond Index ETF (Varoom GLWB 5)*	44,156	2	44,158	27.37	1,613
Vanguard Large-Cap Index ETF (Varoom)	48,764	36	48,800	28.39	1,717
Vanguard Large-Cap Index ETF (Varoom GLWB 2)	325,504	—	325,504	27.93	11,655
Vanguard Large-Cap Index ETF (Varoom GLWB 3)*	15,423	—	15,423	28.59	539
Vanguard Large-Cap Index ETF (Varoom GLWB 5)*	202,063	—	202,063	28.32	7,134
Vanguard Mega Cap Index ETF (Varoom GLWB 2)	12,511	—	12,511	28.13	445
Vanguard Mega Cap Index ETF (Varoom GLWB 3)*	11,245	2	11,247	28.69	392
Vanguard Mega Cap Index ETF (Varoom GLWB 5)*	63,093	—	63,093	28.42	2,220
Vanguard REIT Index ETF (Varoom)	97,612	38	97,650	31.01	3,148
Vanguard REIT Index ETF (Varoom GLWB 2)	117,809	—	117,809	30.50	3,863
Vanguard REIT Index ETF (Varoom GLWB 3)*	30,103	—	30,103	30.41	990
Vanguard REIT Index ETF (Varoom GLWB 5)*	108,144	—	108,144	30.13	3,590
Vanguard Total Bond Market Index ETF (Varoom)	127,270	33	127,303	27.11	4,694
Vanguard Total Bond Market Index ETF (Varoom GLWB 1)	6,983,651	—	6,983,651	26.78	260,800
Vanguard Total Bond Market Index ETF (Varoom GLWB 2)	738,460	(2)	738,458	26.67	27,692
Vanguard Total Bond Market Index ETF (Varoom GLWB 3)*	90,415	—	90,415	25.66	3,523
Vanguard Total Bond Market Index ETF (Varoom GLWB 4)*	6,654,200	—	6,654,200	25.48	261,182
Vanguard Total Bond Market Index ETF (Varoom GLWB 5)*	402,897	1	402,898	25.42	15,849
Vanguard VI Money Market (Varoom GLWB 2)	4,092	(8)	4,084	9.51	430
Vanguard VI Money Market (Varoom GLWB 5)*	19,047	(37)	19,010	9.72	1,960
Vanguard Short Term Bond ETF (Varoom GLWB 3)*	34,978	1	34,979	24.98	1,400
Vanguard Short Term Bond ETF (Varoom GLWB 5)*	57,737	(1)	57,736	24.83	2,325

See accompanying notes.

* - 2012 inception date of division.

Separate Account I

of

Integrity Life Insurance Company

Statements of Operations

For the Year Ended December 31, 2012

	Investment			Realized and unrealized gain (loss) on investments
	Income	Expenses				Net unrealized appreciation (depreciation) of investments
Subaccount	Reinvested dividends	Mortality and expense risk and administrative charges	Net investment income (loss)	Realized gain (loss) on sales of investments	Realized gain distributions	Beginning of period	End of period	Change in net unrealized appreciation (depreciation) during the period	Net realized and unrealized gain (loss) on investments	Net increase (decrease) in net assets resulting from operations
Affiliated:
Touchstone Aggressive ETF (AdvantEdge ™)	$1,985	$1,715	$270	$1,663	$—	$4,328	$13,123	$8,795	$10,458	$10,728
Touchstone Aggressive ETF (AnnuiChoice ™)	7,109	5,303	1,806	39,819	—	4,634	37,896	33,262	73,081	74,887
Touchstone Aggressive ETF (AnnuiChoice II ™)	9,638	6,634	3,004	54,562	—	97,240	103,235	5,995	60,557	63,561
Touchstone Aggressive ETF (GrandMaster flex3 ™)	16,620	23,653	(7,033)	176,938	—	22,043	89,393	67,350	244,288	237,255
Touchstone Aggressive ETF (Grandmaster ™)	1,944	1,322	622	419	—	2,201	11,085	8,884	9,303	9,925
Touchstone Aggressive ETF (IQ Advisor Standard™)	305	92	213	26	—	2,041	3,461	1,420	1,446	1,659
Touchstone Aggressive ETF (IQ Annuity ™)	54,263	44,676	9,587	(37,451)	—	(194,158)	157,754	351,912	314,461	324,048
Touchstone Aggressive ETF (Pinnacle ™)	1,911	2,909	(998)	28,935	—	1,415	10,330	8,915	37,850	36,852
Touchstone Aggressive ETF (Pinnacle IV ™)	6,416	8,890	(2,474)	70,511	—	25,432	34,401	8,969	79,480	77,006
Touchstone Aggressive ETF (Pinnacle Plus ™)	1,874	1,925	(51)	11,188	—	27,323	28,704	1,381	12,569	12,518
Touchstone Aggressive ETF (Pinnacle V ™)	29,039	21,403	7,636	76,452	—	111,116	181,831	70,715	147,167	154,803
Touchstone Baron Small Cap Growth (Pinnacle ™)	255,598	20,745	234,853	(91,828)	—	218,002	330,428	112,426	20,598	255,451
Touchstone Baron Small Cap Growth (Pinnacle IV ™)	167,527	13,806	153,721	65,733	—	50,635	(1,382)	(52,017)	13,716	167,437
Touchstone Baron Small Cap Growth (Pinnacle Plus II Reduced M&E ™)*	72,605	3,637	68,968	160	—	—	(26,187)	(26,187)	(26,027)	42,941
Touchstone Baron Small Cap Growth (Pinnacle V ™)	91,290	6,702	84,588	28,254	—	31,533	(14,767)	(46,300)	(18,046)	66,542
Touchstone Baron Small Cap Growth (AdvantEdge ™)	78,379	8,151	70,228	60,313	—	85,396	24,976	(60,420)	(107)	70,121
Touchstone Baron Small Cap Growth (AnnuiChoice II ™)	59,401	3,571	55,830	15,661	—	29,744	5,625	(24,119)	(8,458)	47,372
Touchstone Baron Small Cap Growth (AnnuiChoice ™)	91,632	5,691	85,941	124,306	—	205,604	87,679	(117,925)	6,381	92,322
Touchstone Baron Small Cap Growth (GrandMaster flex3 ™)	73,499	6,441	67,058	58,179	—	127,460	68,893	(58,567)	(388)	66,670
Touchstone Baron Small Cap Growth (Grandmaster ™)	49,086	3,863	45,223	18,381	—	46,475	29,063	(17,412)	969	46,192
Touchstone Baron Small Cap Growth (IQ Advisor Enhanced ™)	834	37	797	5	—	735	670	(65)	(60)	737
Touchstone Baron Small Cap Growth (IQ Advisor Standard ™)	17,273	892	16,381	35,433	—	17,847	(11,166)	(29,013)	6,420	22,801
Touchstone Baron Small Cap Growth (IQ Annuity ™)	393,178	36,381	356,797	568,876	—	569,316	29,114	(540,202)	28,674	385,471
Touchstone Baron Small Cap Growth (Pinnacle Plus ™)	62,149	5,982	56,167	31,190	—	72,410	39,241	(33,169)	(1,979)	54,188
Touchstone Conservative ETF (AdvantEdge ™)	11,007	5,341	5,666	3,196	—	21,059	28,185	7,126	10,322	15,988
Touchstone Conservative ETF (AnnuiChoice II ™)	42,425	15,262	27,163	24,633	—	65,718	85,421	19,703	44,336	71,499
Touchstone Conservative ETF (AnnuiChoice ™)	30,828	9,571	21,257	14,325	—	67,316	84,173	16,857	31,182	52,439
Touchstone Conservative ETF (GrandMaster flex3 ™)	22,683	9,235	13,448	20,954	—	7,171	125	(7,046)	13,908	27,356
Touchstone Conservative ETF (Grandmaster ™)	1,913	4,169	(2,256)	42,058	—	23,950	3,280	(20,670)	21,388	19,132
Touchstone Conservative ETF (IQ Advisor Standard ™)	5,077	899	4,178	133	—	16,079	20,529	4,450	4,583	8,761
Touchstone Conservative ETF (IQ Annuity ™)	27,604	15,958	11,646	82,907	—	79,643	42,494	(37,149)	45,758	57,404
Touchstone Conservative ETF (Pinnacle ™)	4,023	1,821	2,202	13,385	—	15,381	8,661	(6,720)	6,665	8,867
Touchstone Conservative ETF (Pinnacle IV ™)	21,158	13,601	7,557	100,925	—	43,827	(13,991)	(57,818)	43,107	50,664
Touchstone Conservative ETF (Pinnacle Plus II Reduced M&E ™)*	2,483	697	1,786	6	—	—	(193)	(193)	(187)	1,599
Touchstone Conservative ETF (Pinnacle Plus ™)	8,239	4,092	4,147	2,639	—	10,487	15,291	4,804	7,443	11,590
Touchstone Conservative ETF Fund (Pinnacle V ™)	128,968	52,179	76,789	53,656	—	34,535	68,024	33,489	87,145	163,934
Touchstone Core Bond (AdvantEdge ™)	13,105	3,730	9,375	613	—	(5,259)	(7,139)	(1,880)	(1,267)	8,108
Touchstone Core Bond (AnnuiChoice II ™)	12,157	2,598	9,559	6,425	—	7,121	(64)	(7,185)	(760)	8,799

See accompanying notes.

* - 2012 inception date of division.

Separate Account I

of

Integrity Life Insurance Company

Statements of Operations (continued)

For the Year Ended December 31, 2012

	Investment			Realized and unrealized gain (loss) on investments
	Income	Expenses				Net unrealized appreciation (depreciation) of investments
Subaccount	Reinvested dividends	Mortality and expense risk and administrative charges	Net investment income (loss)	Realized gain (loss) on sales of investments	Realized gain distributions	Beginning of period	End of period	Change in net unrealized appreciation (depreciation) during the period	Net realized and unrealized gain (loss) on investments	Net increase (decrease) in net assets resulting from operations
Affiliated (continued):
Touchstone Core Bond (AnnuiChoice ™)	$55,828	$8,893	$46,935	$2,593	$—	$(17,881)	$(31,218)	$(13,337)	$(10,744)	$36,191
Touchstone Core Bond (GrandMaster flex3 ™)	22,797	6,622	16,175	13,667	—	6,974	(7,351)	(14,325)	(658)	15,517
Touchstone Core Bond (Grandmaster ™)	109,697	27,402	82,295	(1,701)	—	(53,647)	(58,016)	(4,369)	(6,070)	76,225
Touchstone Core Bond (IQ Advisor Standard ™)	10,487	1,066	9,421	342	—	12,444	10,671	(1,773)	(1,431)	7,990
Touchstone Core Bond (IQ Annuity ™)	33,178	8,334	24,844	6,904	—	37,344	26,616	(10,728)	(3,824)	21,020
Touchstone Core Bond (Pinnacle ™)	41,385	9,655	31,730	7,955	—	49,009	36,303	(12,706)	(4,751)	26,979
Touchstone Core Bond (Pinnacle IV ™)	262,698	68,198	194,500	(9,544)	—	(125,232)	(138,815)	(13,583)	(23,127)	171,373
Touchstone Core Bond (Pinnacle Plus ™)	30,644	9,459	21,185	3,959	—	(10,228)	(16,297)	(6,069)	(2,110)	19,075
Touchstone Core Bond (PinnacleV ™)	270,124	67,031	203,093	(6,838)	—	(104,034)	(145,099)	(41,065)	(47,903)	155,190
Touchstone Enhanced ETF (AdvantEdge ™)	3,432	6,797	(3,365)	3,082	—	31,588	80,292	48,704	51,786	48,421
Touchstone Enhanced ETF (AnnuiChoice II ™)	936	2,873	(1,937)	22,879	—	26,159	21,774	(4,385)	18,494	16,557
Touchstone Enhanced ETF (AnnuiChoice ™)	3,241	7,260	(4,019)	(34,803)	—	(118,120)	18,857	136,977	102,174	98,155
Touchstone Enhanced ETF (GrandMaster flex3 ™)	4,248	8,856	(4,608)	32,290	—	75,326	115,790	40,464	72,754	68,146
Touchstone Enhanced ETF (Grandmaster ™)	576	1,116	(540)	8,721	—	15,100	16,968	1,868	10,589	10,049
Touchstone Enhanced ETF (IQ Advisor Enhanced ™)	155	153	2	(48)	—	1,585	3,962	2,377	2,329	2,331
Touchstone Enhanced ETF (IQ Advisor Standard ™)	1,370	1,041	329	(9,705)	—	(55,113)	(23,355)	31,758	22,053	22,382
Touchstone Enhanced ETF (IQ Annuity ™)	25,635	47,693	(22,058)	(159,514)	—	(317,283)	244,581	561,864	402,350	380,292
Touchstone Enhanced ETF (Pinnacle ™)	2,196	3,724	(1,528)	5,005	—	52,528	81,377	28,849	33,854	32,326
Touchstone Enhanced ETF (Pinnacle IV ™)	4,821	10,170	(5,349)	47,268	—	122,505	161,108	38,603	85,871	80,522
Touchstone Enhanced ETF (Pinnacle Plus ™)	1,781	4,071	(2,290)	12,228	—	49,185	64,555	15,370	27,598	25,308
Touchstone Enhanced ETF (Pinnacle V ™)	586	1,746	(1,160)	43,331	—	35,578	12,491	(23,087)	20,244	19,084
Touchstone GMAB Aggressive ETF (AnnuiChoice II ™)	3,549	3,358	191	1,822	—	42,563	59,248	16,685	18,507	18,698
Touchstone GMAB Aggressive ETF (Pinnacle IV ™)	11,792	13,024	(1,232)	4,146	—	139,418	196,831	57,413	61,559	60,327
Touchstone GMAB Aggressive ETF (Pinnacle V ™)	11,327	13,206	(1,879)	6,027	—	135,130	188,516	53,386	59,413	57,534
Touchstone GMAB Conservative ETF (AnnuiChoice II ™)	8,671	4,636	4,035	3,200	—	35,732	40,871	5,139	8,339	12,374
Touchstone GMAB Conservative ETF (Pinnacle IV ™)	19,299	13,103	6,196	18,474	—	76,068	79,463	3,395	21,869	28,065
Touchstone GMAB Conservative ETF (Pinnacle V ™)	18,696	12,176	6,520	2,221	—	72,758	88,000	15,242	17,463	23,983
Touchstone GMAB Moderate ETF (AnnuiChoice II ™)	514	452	62	123	—	4,779	6,536	1,757	1,880	1,942
Touchstone GMAB Moderate ETF (AnnuiChoice ™)	704	584	120	509	—	6,778	8,916	2,138	2,647	2,767
Touchstone GMAB Moderate ETF (Pinnacle IV ™)	19,801	21,019	(1,218)	67,195	—	221,449	234,913	13,464	80,659	79,441
Touchstone GMAB Moderate ETF(Pinnacle V ™)	17,844	21,325	(3,481)	92,968	—	216,056	206,914	(9,142)	83,826	80,345
Touchstone High Yield (AdvantEdge ™)	78,967	18,732	60,235	124	—	(87,301)	(25,408)	61,893	62,017	122,252
Touchstone High Yield (AnnuiChoice II ™)	8,328	1,483	6,845	12,652	—	8,985	3,797	(5,188)	7,464	14,309
Touchstone High Yield (AnnuiChoice ™)	23,442	3,104	20,338	8,814	—	2,426	9,956	7,530	16,344	36,682
Touchstone High Yield (GrandMaster flex3 ™)	28,560	11,740	16,820	(19,965)	—	(84,631)	(877)	83,754	63,789	80,609
Touchstone High Yield (Grandmaster ™)	15,227	5,240	9,987	(6,757)	—	(35,585)	3,914	39,499	32,742	42,729
Touchstone High Yield (IQ Advisor Standard™)	133	6	127	—	—	—	(21)	(21)	(21)	106
Touchstone High Yield (IQ Annuity ™)	35,365	9,353	26,012	(10,730)	—	(59,755)	(4,756)	54,999	44,269	70,281
Touchstone High Yield (Pinnacle ™)	48,307	12,427	35,880	(245)	—	(83,710)	(6,114)	77,596	77,351	113,231
Touchstone High Yield (Pinnacle IV ™)	378,989	82,448	296,541	336,848	—	237,566	182,836	(54,730)	282,118	578,659
Touchstone High Yield (Pinnacle Plus II Reduced M&E ™)*	383	49	334	1	—	—	64	64	65	399

See accompanying notes.

* - 2012 inception date of division.

Separate Account I

of

Integrity Life Insurance Company

Statements of Operations (continued)

For the Year Ended December 31, 2012

	Investment			Realized and unrealized gain (loss) on investments
	Income	Expenses				Net unrealized appreciation (depreciation) of investments
Subaccount	Reinvested dividends	Mortality and expense risk and administrative charges	Net investment income (loss)	Realized gain (loss) on sales of investments	Realized gain distributions	Beginning of period	End of period	Change in net unrealized appreciation (depreciation) during the period	Net realized and unrealized gain (loss) on investments	Net increase (decrease) in net assets resulting from operations
Affiliated (continued):
Touchstone High Yield (Pinnacle Plus ™)	$23,649	$6,212	$17,437	$1,763	$—	$(14,412)	$449	$14,861	$16,624	$34,061
Touchstone High Yield (PinnacleV ™)	703,108	140,012	563,096	51,268	—	(214,183)	110,847	325,030	376,298	939,394
Touchstone Large Cap Core Equity (AdvantEdge ™)	10,367	10,174	193	6,858	—	17,853	72,003	54,150	61,008	61,201
Touchstone Large Cap Core Equity (AnnuiChoice II ™)	5,724	4,016	1,708	4,047	—	18,955	47,147	28,192	32,239	33,947
Touchstone Large Cap Core Equity (AnnuiChoice ™)	9,877	6,601	3,276	43,776	—	123,338	145,711	22,373	66,149	69,425
Touchstone Large Cap Core Equity (GrandMaster flex3 ™)	3,003	4,011	(1,008)	37,571	—	43,286	36,908	(6,378)	31,193	30,185
Touchstone Large Cap Core Equity (Grandmaster ™)	1,121	1,017	104	3,369	—	2,041	4,360	2,319	5,688	5,792
Touchstone Large Cap Core Equity (IQ Advisor Standard ™)	345	129	216	(51)	—	(1,484)	617	2,101	2,050	2,266
Touchstone Large Cap Core Equity (IQ Annuity ™)	5,930	5,872	58	(5,973)	—	6,622	54,546	47,924	41,951	42,009
Touchstone Large Cap Core Equity (Pinnacle ™)	99,151	91,332	7,819	(76,329)	—	(502,278)	265,237	767,515	691,186	699,005
Touchstone Large Cap Core Equity (Pinnacle IV ™)	57,365	65,416	(8,051)	188,761	—	16,263	177,400	161,137	349,898	341,847
Touchstone Large Cap Core Equity (Pinnacle Plus II Reduced M&E ™)*	4,632	2,721	1,911	23	—	—	2,286	2,286	2,309	4,220
Touchstone Large Cap Core Equity (Pinnacle Plus ™)	5,907	6,912	(1,005)	18,478	—	14,094	35,230	21,136	39,614	38,609
Touchstone Large Cap Core Equity (PinnacleV ™)	104,764	109,166	(4,402)	238,328	—	9,191	308,289	299,098	537,426	533,024
Touchstone Mid Cap Growth (AdvantEdge ™)	—	524	(524)	(41)	—	(5,542)	155	5,697	5,656	5,132
Touchstone Mid Cap Growth (AnnuiChoice II ™)	—	13,648	(13,648)	(54,105)	—	(106,387)	153,292	259,679	205,574	191,926
Touchstone Mid Cap Growth (AnnuiChoice ™)	—	16,752	(16,752)	(20,734)	—	248,246	571,476	323,230	302,496	285,744
Touchstone Mid Cap Growth (GrandMaster flex3 ™)	—	2,379	(2,379)	5,108	—	(12,693)	7,807	20,500	25,608	23,229
Touchstone Mid Cap Growth (Grandmaster ™)	—	1,290	(1,290)	7,424	—	9,791	18,154	8,363	15,787	14,497
Touchstone Mid Cap Growth (IQ Advisor Standard ™)	—	26	(26)	11	—	1,399	2,165	766	777	751
Touchstone Mid Cap Growth (IQ Annuity ™)	—	9,275	(9,275)	18,156	—	97,917	192,502	94,585	112,741	103,466
Touchstone Mid Cap Growth (Pinnacle ™)	—	7,491	(7,491)	(75,363)	—	15,185	203,627	188,442	113,079	105,588
Touchstone Mid Cap Growth (Pinnacle IV ™)	—	21,737	(21,737)	213,834	—	301,268	340,100	38,832	252,666	230,929
Touchstone Mid Cap Growth (Pinnacle Plus II Reduced M&E ™)*	—	52	(52)	—	—	—	242	242	242	190
Touchstone Mid Cap Growth (Pinnacle Plus ™)	—	6,967	(6,967)	23,338	—	(19,669)	33,381	53,050	76,388	69,421
Touchstone Mid Cap Growth (PinnacleV ™)	—	20,134	(20,134)	115,322	—	42,437	161,090	118,653	233,975	213,841
Touchstone Moderate ETF (AdvantEdge ™)	19,675	15,823	3,852	3,005	—	24,411	93,335	68,924	71,929	75,781
Touchstone Moderate ETF (AnnuiChoice II ™)	42,960	25,855	17,105	68,299	—	266,681	365,128	98,447	166,746	183,851
Touchstone Moderate ETF (AnnuiChoice ™)	60,957	34,759	26,198	26,375	—	187,390	433,763	246,373	272,748	298,946
Touchstone Moderate ETF (GrandMaster flex3 ™)	32,395	30,793	1,602	88,288	—	308,309	383,409	75,100	163,388	164,990
Touchstone Moderate ETF (Grandmaster ™)	3,228	2,678	550	19,622	—	22,533	19,416	(3,117)	16,505	17,055
Touchstone Moderate ETF (IQ Advisor Enhanced ™)	822	327	495	46	—	3,178	6,110	2,932	2,978	3,473
Touchstone Moderate ETF (IQ Advisor Standard ™)	2,530	759	1,771	1,263	—	15,350	23,494	8,144	9,407	11,178
Touchstone Moderate ETF (IQ Annuity ™)	37,869	28,714	9,155	5,030	—	89,437	233,755	144,318	149,348	158,503
Touchstone Moderate ETF (Pinnacle ™)	9,722	7,541	2,181	3,712	—	14,340	54,277	39,937	43,649	45,830
Touchstone Moderate ETF (Pinnacle IV ™)	67,532	53,253	14,279	58,941	—	573,666	793,550	219,884	278,825	293,104
Touchstone Moderate ETF (Pinnacle Plus ™)	7,887	7,739	148	35,786	—	93,878	93,709	(169)	35,617	35,765
Touchstone Moderate ETF (Pinnacle V ™)	76,876	58,706	18,170	130,291	—	235,381	391,268	155,887	286,178	304,348
Touchstone Money Market (AdvantEdge ™)	111	18,060	(17,949)	—	—	—	(6)	(6)	(6)	(17,955)
Touchstone Money Market (AnnuiChoice II ™)	177	20,724	(20,547)	—	—	—	(12)	(12)	(12)	(20,559)
Touchstone Money Market (AnnuiChoice ™)	125	12,666	(12,541)	—	—	8	—	(8)	(8)	(12,549)

See accompanying notes.

* - 2012 inception date of division.

Separate Account I

of

Integrity Life Insurance Company

Statements of Operations (continued)

For the Year Ended December 31, 2012

	Investment			Realized and unrealized gain (loss) on investments
	Income	Expenses				Net unrealized appreciation (depreciation) of investments
Subaccount	Reinvested dividends	Mortality and expense risk and administrative charges	Net investment income (loss)	Realized gain (loss) on sales of investments	Realized gain distributions	Beginning of period	End of period	Change in net unrealized appreciation (depreciation) during the period	Net realized and unrealized gain (loss) on investments	Net increase (decrease) in net assets resulting from operations
Affiliated (continued):
Touchstone Money Market (GrandMaster flex3™)	$153	$24,048	$(23,895)	$—	$—	$—	$(9)	$(9)	$(9)	$(23,904)
Touchstone Money Market (Grandmaster ™)	331	45,275	(44,944)	—	—	13	(9)	(22)	(22)	(44,966)
Touchstone Money Market (IQ Advisor Enhanced ™)	31	1,844	(1,813)	—	—	—	(1)	(1)	(1)	(1,814)
Touchstone Money Market (IQ Annuity ™)	20	2,981	(2,961)	—	—	40	35	(5)	(5)	(2,966)
Touchstone Money Market (IQ3 ™)	355	52,004	(51,649)	—	—	—	(20)	(20)	(20)	(51,669)
Touchstone Money Market (Pinnacle ™)	351	45,211	(44,860)	—	—	—	(23)	(23)	(23)	(44,883)
Touchstone Money Market (Pinnacle IV ™)	251	37,248	(36,997)	—	—	—	(35)	(35)	(35)	(37,032)
Touchstone Money Market (Pinnacle Plus II Reduced M&E ™)*	6	623	(617)	—	—	—	—	—	—	(617)
Touchstone Money Market (Pinnacle Plus ™)	108	18,307	(18,199)	—	—	—	(8)	(8)	(8)	(18,207)
Touchstone Money Market (Pinnacle V ™)	153	24,628	(24,475)	—	—	—	(41)	(41)	(41)	(24,516)
Touchstone Third Avenue Value (AdvantEdge ™)	—	5,770	(5,770)	(17,692)	—	(62,547)	23,196	85,743	68,051	62,281
Touchstone Third Avenue Value (AnnuiChoice II ™)	—	9,439	(9,439)	(66,872)	—	(91,053)	130,839	221,892	155,020	145,581
Touchstone Third Avenue Value (AnnuiChoice ™)	—	18,581	(18,581)	107,684	—	48,919	292,303	243,384	351,068	332,487
Touchstone Third Avenue Value (GrandMaster flex3 ™)	—	9,220	(9,220)	29,604	—	(1,833)	78,170	80,003	109,607	100,387
Touchstone Third Avenue Value (Grandmaster ™)	—	11,428	(11,428)	(99,340)	—	(169,085)	87,209	256,294	156,954	145,526
Touchstone Third Avenue Value (IQ Advisor Enhanced ™)	—	9	(9)	2	—	(26)	179	205	207	198
Touchstone Third Avenue Value (IQ Advisor Standard ™)	—	2,084	(2,084)	(2,010)	—	(4,775)	65,665	70,440	68,430	66,346
Touchstone Third Avenue Value (IQ Annuity ™)	—	30,850	(30,850)	(247,482)	—	(406,517)	233,052	639,569	392,087	361,237
Touchstone Third Avenue Value (Pinnacle ™)	—	73,911	(73,911)	(1,267,697)	—	(2,151,000)	162,667	2,313,667	1,045,970	972,059
Touchstone Third Avenue Value (Pinnacle IV ™)	—	46,014	(46,014)	181,130	—	165,496	563,238	397,742	578,872	532,858
Touchstone Third Avenue Value (Pinnacle Plus II Reduced M&E ™)*	—	3,265	(3,265)	(99)	—	—	18,379	18,379	18,280	15,015
Touchstone Third Avenue Value (Pinnacle Plus ™)	—	14,288	(14,288)	6,493	—	(85,728)	63,541	149,269	155,762	141,474
Touchstone Third Avenue Value (Pinnacle V ™)	—	10,459	(10,459)	94,687	—	5,827	36,529	30,702	125,389	114,930
Non-Affiliated:
JP Morgan IT Mid Cap Value (AnnuiChoice ™)	1,642	1,335	307	29,491	—	60,627	56,424	(4,203)	25,288	25,595
JP Morgan IT Mid Cap Value (GrandMaster flex3 ™)	1,481	2,165	(684)	12,707	—	46,676	58,106	11,430	24,137	23,453
JP Morgan IT Mid Cap Value (Grandmaster ™)	764	961	(197)	3,677	—	24,295	32,736	8,441	12,118	11,921
JP Morgan IT Mid Cap Value (IQ3 ™)	611	846	(235)	3,014	—	20,154	27,248	7,094	10,108	9,873
JP Morgan IT Mid Cap Value (Pinnacle ™)	792	1,013	(221)	3,696	—	26,501	35,744	9,243	12,939	12,718
JP Morgan IT Mid Cap Value (Pinnacle IV ™)	5,000	6,814	(1,814)	56,370	—	160,624	185,724	25,100	81,470	79,656
JP Morgan IT Mid Cap Value (Pinnacle Plus ™)	724	1,146	(422)	4,113	—	24,002	31,510	7,508	11,621	11,199
Van Kampen UIF Emerging Markets Debt (Pinnacle ™)	19,665	9,242	10,423	33,113	—	36,684	102,799	66,115	99,228	109,651
Van Kampen UIF Emerging Markets Debt (Pinnacle Plus II Reduced M&E ™)*	1,017	340	677	11	—	—	3,228	3,228	3,239	3,916
Van Kampen UIF U.S. Real Estate (Pinnacle ™)	11,289	18,188	(6,899)	31,335	—	219,832	369,378	149,546	180,881	173,982
Non-Affiliated Initial Class:
Fidelity VIP Balanced (Pinnacle ™)	110,101	23,366	86,735	27,185	—	(14,145)	87,653	101,798	128,983	215,718
Fidelity VIP Balanced (Pinnacle Plus II Reduced M&E ™)*	160	47	113	(1)	—	—	43	43	42	155
Fidelity VIP Overseas (Pinnacle ™)	4,805	3,310	1,495	(45,000)	—	(142,581)	(55,587)	86,994	41,994	43,489
Fidelity VIP Overseas (Pinnacle IV ™)	2,538	1,906	632	(44,605)	—	(83,878)	(17,030)	66,848	22,243	22,875
Fidelity VIP Equity-Income (Grandmaster ™)	849,023	124,759	724,264	(296,087)	—	(1,757,441)	(858,066)	899,375	603,288	1,327,552
Fidelity VIP Equity-Income (Pinnacle ™)	235,126	34,942	200,184	(143,933)	—	(1,014,808)	(693,166)	321,642	177,709	377,893

See accompanying notes.

* - 2012 inception date of division.

Separate Account I

of

Integrity Life Insurance Company

Statements of Operations (continued)

For the Year Ended December 31, 2012

	Investment			Realized and unrealized gain (loss) on investments
	Income	Expenses				Net unrealized appreciation (depreciation) of investments
Subaccount	Reinvested dividends	Mortality and expense risk and administrative charges	Net investment income (loss)	Realized gain (loss) on sales of investments	Realized gain distributions	Beginning of period	End of period	Change in net unrealized appreciation (depreciation) during the period	Net realized and unrealized gain (loss) on investments	Net increase (decrease) in net assets resulting from operations
Non-Affiliated Initial Class (continued):
Fidelity VIP Equity-Income (Pinnacle Plus II Reduced M&E ™)*	$2,822	$372	$2,450	$13	$—	$—	$682	$682	$695	$3,145
Fidelity VIP Growth (Grandmaster ™)	39,401	94,740	(55,339)	332,977	—	921,842	1,505,110	583,268	916,245	860,906
Fidelity VIP High Income (Grandmaster ™)	178,899	36,134	142,765	2,524	—	(150,796)	19,877	170,673	173,197	315,962
Fidelity VIP II Asset Manager (Grandmaster ™)	142,111	87,465	54,646	50,044	—	(180,431)	387,371	567,802	617,846	672,492
Fidelity VIP II Contrafund (Grandmaster ™)	142,506	149,962	(7,456)	(428,071)	—	(3,076,782)	(1,112,964)	1,963,818	1,535,747	1,528,291
Fidelity VIP II Contrafund (Pinnacle ™)	78,996	86,482	(7,486)	(161,953)	—	1,392,376	2,463,848	1,071,472	909,519	902,033
Fidelity VIP II Contrafund (Pinnacle Plus II Reduced M&E ™)*	827	568	259	10	—	—	2,428	2,428	2,438	2,697
Fidelity VIP II Index 500 (Grandmaster ™)	141,699	57,556	84,143	216,373	—	(539,629)	(270,574)	269,055	485,428	569,571
Fidelity VIP II Index 500 (IQ Annuity ™)	10,267	4,534	5,733	8,407	—	56,221	82,735	26,514	34,921	40,654
Fidelity VIP II Index 500 (Pinnacle ™)	93,231	38,783	54,448	(128,209)	—	(571,251)	(107,989)	463,262	335,053	389,501
Fidelity VIP II Index 500 (Pinnacle IV ™)	6,829	3,470	3,359	(15,012)	—	(37,571)	8,202	45,773	30,761	34,120
Fidelity VIP II Index 500 (Pinnacle Plus II Reduced M&E ™)*	870	362	508	13	—	—	1,564	1,564	1,577	2,085
Fidelity VIP II Investment Grade Bond (Pinnacle ™)	101,487	29,305	72,182	36,963	—	103,667	90,992	(12,675)	24,288	96,470
Fidelity VIP II Investment Grade Bond (Pinnacle IV ™)	50,774	16,474	34,300	21,361	—	59,983	53,575	(6,408)	14,953	49,253
Fidelity VIP II Investment Grade Bond (Pinnacle Plus II Reduced M&E ™)*	11,118	2,451	8,667	261	—	—	549	549	810	9,477
Fidelity VIP II Investment Grade Bond (AnnuiChoice ™)	18,841	3,819	15,022	1,762	—	17,645	18,776	1,131	2,893	17,915
Fidelity VIP II Investment Grade Bond (AnnuiChoice II ™)	2,625	607	2,018	40	—	2,294	2,614	320	360	2,378
Fidelity VIP II Investment Grade Bond (Grandmaster flex3 ™)	10,812	3,503	7,309	2,550	—	13,087	12,544	(543)	2,007	9,316
Fidelity VIP II Investment Grade Bond (Grandmaster ™)	134,589	38,267	96,322	32,324	—	113,478	108,421	(5,057)	27,267	123,589
Fidelity VIP II Investment Grade Bond (IQ Annuity ™)	52,875	15,613	37,262	3,166	—	45,710	50,556	4,846	8,012	45,274
Fidelity VIP II Investment Grade Bond (Pinnacle Plus ™)	4,014	1,382	2,632	861	—	4,099	3,915	(184)	677	3,309
Fidelity VIP III Balanced (Grandmaster ™)	129,628	27,162	102,466	30,560	—	9,966	131,393	121,427	151,987	254,453
Fidelity VIP Overseas (AnnuiChoice ™)	2,420	1,257	1,163	(21,861)	—	(56,231)	(14,395)	41,836	19,975	21,138
Fidelity VIP Overseas (AnnuiChoice II ™)	1,286	649	637	(1,714)	—	(32,817)	(22,024)	10,793	9,079	9,716
Fidelity VIP Overseas (Grandmaster flex3 ™)	43	31	12	39	—	6,660	6,934	274	313	325
Fidelity VIP Overseas (Grandmaster ™)	53,436	33,176	20,260	(106,131)	—	(1,158,328)	(655,491)	502,837	396,706	416,966
Fidelity VIP Overseas (IQ Annuity ™)	441	274	167	(215)	—	(5,130)	(1,840)	3,290	3,075	3,242
Fidelity VIP Overseas (Pinnacle Plus ™)	1,244	1,048	196	5,543	—	2,317	6,915	4,598	10,141	10,337
Non-Affiliated Service Class:
Fidelity VIP Equity-Income (IQ Annuity ™)	32,677	5,194	27,483	(18,198)	—	(104,946)	(62,475)	42,471	24,273	51,756
Fidelity VIP Growth (IQ Annuity ™)	1,653	5,204	(3,551)	17,176	—	134,369	163,642	29,273	46,449	42,898
Fidelity VIP Growth (Pinnacle ™)	2,506	7,490	(4,984)	47,567	—	(11,415)	22,269	33,684	81,251	76,267
Fidelity VIP Growth (Pinnacle Plus II Reduced M&E ™)*	7	12	(5)	—	—	—	24	24	24	19
Fidelity VIP High Income (IQ Annuity ™)	22,888	7,370	15,518	22,438	—	(12,220)	3,815	16,035	38,473	53,991
Fidelity VIP II Asset Manager (IQ Annuity ™)	1,995	1,349	646	172	—	10,134	18,607	8,473	8,645	9,291
Fidelity VIP II Contrafund (IQ Annuity ™)	9,347	11,334	(1,987)	(13,466)	—	64,320	184,466	120,146	106,680	104,693
Fidelity VIP III Balanced (IQ Annuity ™)	7,817	1,794	6,023	987	—	1,841	10,102	8,261	9,248	15,271
Fidelity VIP III Mid Cap (Grandmaster ™)	110,314	18,521	91,793	(5,180)	—	40,569	120,859	80,290	75,110	166,903
Fidelity VIP III Mid Cap (IQ Annuity ™)	66,559	12,233	54,326	(5,184)	—	(28,648)	24,008	52,656	47,472	101,798
Fidelity VIP III Mid Cap (Pinnacle ™)	298,652	49,834	248,818	(13,033)	—	(317,103)	(93,916)	223,187	210,154	458,972
Fidelity VIP Overseas (IQ Annuity ™)	619	494	125	(9,775)	—	(16,364)	(1,897)	14,467	4,692	4,817

See accompanying notes.

* - 2012 inception date of division.

Separate Account I

of

Integrity Life Insurance Company

Statements of Operations (continued)

For the Year Ended December 31, 2012

	Investment			Realized and unrealized gain (loss) on investments
	Income	Expenses				Net unrealized appreciation (depreciation) of investments
Subaccount	Reinvested dividends	Mortality and expense risk and administrative charges	Net investment income (loss)	Realized gain (loss) on sales of investments	Realized gain distributions	Beginning of period	End of period	Change in net unrealized appreciation (depreciation) during the period	Net realized and unrealized gain (loss) on investments	Net increase (decrease) in net assets resulting from operations
Non-Affiliated Service Class 2:
Fidelity VIP Asset Manager (IQ3 ™)	$4,764	$3,418	$1,346	$(2,366)	$—	$5,086	$29,399	$24,313	$21,947	$23,293
Fidelity VIP Asset Manager (AdvantEdge ™)	1,699	1,338	361	941	—	4,049	10,829	6,780	7,721	8,082
Fidelity VIP Asset Manager (AnnuiChoice II ™)	1,525	441	1,084	1,913	—	171	1,444	1,273	3,186	4,270
Fidelity VIP Asset Manager (AnnuiChoice ™)	4,980	2,735	2,245	(7,737)	—	(13,859)	20,035	33,894	26,157	28,402
Fidelity VIP Asset Manager (GrandMaster flex3 ™)	2,243	1,793	450	3,579	—	24,990	32,352	7,362	10,941	11,391
Fidelity VIP Asset Manager (IQ Advisor Standard ™)	29	5	24	1	—	—	36	36	37	61
Fidelity VIP Asset Manager (Pinnacle ™)	476	663	(187)	11,663	—	8,485	2,469	(6,016)	5,647	5,460
Fidelity VIP Asset Manager (Pinnacle IV ™)	2,527	2,024	503	4,878	—	16,883	25,208	8,325	13,203	13,706
Fidelity VIP Asset Manager (Pinnacle Plus ™)	1,726	1,356	370	123	—	7,732	14,099	6,367	6,490	6,860
Fidelity VIP Asset Manager (Pinnacle V ™)	7,035	4,965	2,070	2,862	—	25,546	51,103	25,557	28,419	30,489
Fidelity VIP Balanced (AdvantEdge ™)	13,392	3,585	9,807	1,086	—	6,831	20,042	13,211	14,297	24,104
Fidelity VIP Balanced (AnnuiChoice II ™)	25,323	4,646	20,677	10,416	—	18,301	35,745	17,444	27,860	48,537
Fidelity VIP Balanced (AnnuiChoice ™)	41,736	6,342	35,394	41,144	—	32,374	40,602	8,228	49,372	84,766
Fidelity VIP Balanced (GrandMaster flex3 ™)	19,508	4,802	14,706	4,710	—	(2,605)	15,385	17,990	22,700	37,406
Fidelity VIP Balanced (Grandmaster ™)	74,345	15,723	58,622	(3,489)	—	(33,627)	53,077	86,704	83,215	141,837
Fidelity VIP Balanced (IQ Advisor Standard ™)	11,383	1,067	10,316	(63)	—	(12,430)	170	12,600	12,537	22,853
Fidelity VIP Balanced (IQ3 ™)	49,176	11,049	38,127	23,606	—	26,616	57,992	31,376	54,982	93,109
Fidelity VIP Balanced (Pinnacle ™)	33,585	7,192	26,393	37,250	—	30,275	31,394	1,119	38,369	64,762
Fidelity VIP Balanced (Pinnacle IV ™)	84,529	19,243	65,286	25,107	—	49,563	121,941	72,378	97,485	162,771
Fidelity VIP Balanced (Pinnacle Plus ™)	8,515	2,406	6,109	2,132	—	(1,310)	5,397	6,707	8,839	14,948
Fidelity VIP Balanced (Pinnacle V ™)	57,206	14,352	42,854	38,345	—	30,898	60,673	29,775	68,120	110,974
Fidelity VIP Contrafund (AdvantEdge ™)	28,588	40,932	(12,344)	69,503	—	40,116	317,428	277,312	346,815	334,471
Fidelity VIP Contrafund (AnnuiChoice II ™)	28,155	28,175	(20)	91,693	—	314,197	541,237	227,040	318,733	318,713
Fidelity VIP Contrafund (AnnuiChoice ™)	34,982	32,453	2,529	205,474	—	671,279	915,196	243,917	449,391	451,920
Fidelity VIP Contrafund (GrandMaster flex3 ™)	16,735	26,298	(9,563)	213,792	—	376,975	396,975	20,000	233,792	224,229
Fidelity VIP Contrafund (IQ Advisor Standard ™)	1,006	915	91	29,997	—	6,130	2,666	(3,464)	26,533	26,624
Fidelity VIP Contrafund (IQ3 ™)	44,562	61,004	(16,442)	(87,996)	—	29,928	680,677	650,749	562,753	546,311
Fidelity VIP Contrafund (Pinnacle IV ™)	79,930	110,135	(30,205)	601,752	—	1,927,628	2,369,125	441,497	1,043,249	1,013,044
Fidelity VIP Contrafund (Pinnacle Plus Reduced M&E ™)	445	(3,061)	3,506	(2)	—	—	(628)	(628)	(630)	2,876
Fidelity VIP Contrafund (Pinnacle Plus ™)	12,545	24,795	(12,250)	83,598	—	45,367	147,267	101,900	185,498	173,248
Fidelity VIP Contrafund (Pinnacle V ™)	69,738	87,168	(17,430)	227,256	—	270,833	761,547	490,714	717,970	700,540
Fidelity VIP Disciplined Small Cap (Advantedge™)	173	38	135	19	—	717	920	203	222	357
Fidelity VIP Disciplined Small Cap (AnnuiChoice II ™)	3,130	534	2,596	777	—	(21)	3,830	3,851	4,628	7,224
Fidelity VIP Disciplined Small Cap (AnnuiChoice ™)	6,101	921	5,180	6,251	—	23,986	26,332	2,346	8,597	13,777
Fidelity VIP Disciplined Small Cap (GrandMaster flex3 ™)	2,388	515	1,873	(45)	—	3,637	6,743	3,106	3,061	4,934
Fidelity VIP Disciplined Small Cap (GrandMaster ™)	2,025	393	1,632	248	—	4,302	7,032	2,730	2,978	4,610
Fidelity VIP Disciplined Small Cap (IQ Annuity ™)	4,363	887	3,476	(374)	—	5,417	11,832	6,415	6,041	9,517
Fidelity VIP Disciplined Small Cap (Pinnacle ™)	12,203	2,580	9,623	29,971	—	50,656	41,860	(8,796)	21,175	30,798
Fidelity VIP Disciplined Small Cap (Pinnacle IV ™)	19,512	4,578	14,934	2,511	—	(21,908)	4,246	26,154	28,665	43,599
Fidelity VIP Disciplined Small Cap (Pinnacle Plus ™)	—	36	(36)	1,630	—	1,165	(1)	(1,166)	464	428

See accompanying notes.

* - 2012 inception date of division.

Separate Account I

of

Integrity Life Insurance Company

Statements of Operations (continued)

For the Year Ended December 31, 2012

	Investment			Realized and unrealized gain (loss) on investments
	Income	Expenses				Net unrealized appreciation (depreciation) of investments
Subaccount	Reinvested dividends	Mortality and expense risk and administrative charges	Net investment income (loss)	Realized gain (loss) on sales of investments	Realized gain distributions	Beginning of period	End of period	Change in net unrealized appreciation (depreciation) during the period	Net realized and unrealized gain (loss) on investments	Net increase (decrease) in net assets resulting from operations
Non-Affiliated Service Class 2 (continued):
Fidelity VIP Disciplined Small Cap (Pinnacle V ™)	$9,605	$1,962	$7,643	$579	$—	$(5,094)	$1,120	$6,214	$6,793	$14,436
Fidelity VIP Equity-Income (AnnuiChoice II ™)	36,594	4,584	32,010	21,893	—	44,450	47,626	3,176	25,069	57,079
Fidelity VIP Equity-Income (AdvantEdge ™)	19,558	2,911	16,647	2,317	—	5,189	14,799	9,610	11,927	28,574
Fidelity VIP Equity-Income (AnnuiChoice ™)	107,010	11,668	95,342	(117,601)	—	(181,334)	9,407	190,741	73,140	168,482
Fidelity VIP Equity-Income (GrandMaster flex3 ™)	19,940	3,448	16,492	9,065	—	31,947	40,043	8,096	17,161	33,653
Fidelity VIP Equity-Income (IQ Advisor Standard ™)	2,104	135	1,969	(66)	—	(2,006)	(579)	1,427	1,361	3,330
Fidelity VIP Equity-Income (IQ3 ™)	57,432	9,294	48,138	(35,795)	—	(4,248)	72,033	76,281	40,486	88,624
Fidelity VIP Equity-Income (Pinnacle IV ™)	99,466	15,587	83,879	(76,473)	—	683	154,481	153,798	77,325	161,204
Fidelity VIP Equity-Income (Pinnacle Plus ™)	69,909	13,074	56,835	18,813	—	(38,791)	(2,575)	36,216	55,029	111,864
Fidelity VIP Equity-Income (Pinnacle V ™)	78,444	13,163	65,281	129,474	—	119,647	50,332	(69,315)	60,159	125,440
Fidelity VIP Freedom 2010 (Advantedge ™)	5,666	2,958	2,708	996	—	8,331	21,504	13,173	14,169	16,877
Fidelity VIP Freedom 2010 (AnnuiChoice II ™)	7,562	2,869	4,693	(362)	—	6,225	25,911	19,686	19,324	24,017
Fidelity VIP Freedom 2010 (AnnuiChoice ™)	142	47	95	(5)	—	(334)	36	370	365	460
Fidelity VIP Freedom 2010 (GrandMaster flex3 ™)	2,135	348	1,787	(13)	—	(1)	(1,252)	(1,251)	(1,264)	523
Fidelity VIP Freedom 2010 (GrandMaster ™)	1,211	529	682	75	—	1,471	4,247	2,776	2,851	3,533
Fidelity VIP Freedom 2010 (IQ Annuity ™)	4,301	2,156	2,145	(1,045)	—	16,765	29,628	12,863	11,818	13,963
Fidelity VIP Freedom 2010 (Pinnacle ™)	130	28	102	1,240	—	594	181	(413)	827	929
Fidelity VIP Freedom 2010 (Pinnacle IV ™)	2,297	1,347	950	11,670	—	5,706	909	(4,797)	6,873	7,823
Fidelity VIP Freedom 2010 (Pinnacle Plus II Reduced M&E ™)*	—	107	(107)	382	—	—	—	—	382	275
Fidelity VIP Freedom 2010 (Pinnacle Plus ™)	626	340	286	—	—	(1,307)	245	1,552	1,552	1,838
Fidelity VIP Freedom 2010 (Pinnacle V ™)	21,329	12,576	8,753	52,034	—	26	19,225	19,199	71,233	79,986
Fidelity VIP Freedom 2015 (AdvantEdge ™)	5,423	2,540	2,883	(939)	—	(5,372)	7,723	13,095	12,156	15,039
Fidelity VIP Freedom 2015 (AnnuiChoice II ™)	6,917	2,272	4,645	(469)	—	(3,192)	11,835	15,027	14,558	19,203
Fidelity VIP Freedom 2015 (IQ Advisor Standard ™)	10,092	1,711	8,381	50	—	(8,998)	12,308	21,306	21,356	29,737
Fidelity VIP Freedom 2015 (IQ Annuity ™)	3,087	1,274	1,813	(68)	—	(814)	5,826	6,640	6,572	8,385
Fidelity VIP Freedom 2015 (Pinnacle ™)	153	59	94	20	—	872	1,178	306	326	420
Fidelity VIP Freedom 2015 (Pinnacle IV ™)	636	430	206	3,157	—	614	385	(229)	2,928	3,134
Fidelity VIP Freedom 2015 (Pinnacle Plus ™)	3,983	1,933	2,050	1,729	—	6,750	13,781	7,031	8,760	10,810
Fidelity VIP Freedom 2015 (Pinnacle V ™)	51,641	22,756	28,885	31,953	—	104,361	181,572	77,211	109,164	138,049
Fidelity VIP Freedom 2020 (AdvantEdge ™)	8,325	3,526	4,799	4,874	—	15,774	28,087	12,313	17,187	21,986
Fidelity VIP Freedom 2020 (AnnuiChoice II ™)	19,960	7,918	12,042	(5,153)	—	66,105	133,020	66,915	61,762	73,804
Fidelity VIP Freedom 2020 (AnnuiChoice ™)	978	325	653	(4)	—	3,706	6,631	2,925	2,921	3,574
Fidelity VIP Freedom 2020 (GrandMaster ™)	1,159	521	638	120	—	4,894	8,244	3,350	3,470	4,108
Fidelity VIP Freedom 2020 (IQ Annuity ™)	154	116	38	(2,051)	—	(4,640)	—	4,640	2,589	2,627
Fidelity VIP Freedom 2020 (Pinnacle IV ™)	3,060	1,756	1,304	9,998	—	18,568	19,146	578	10,576	11,880
Fidelity VIP Freedom 2020 (Pinnacle Plus ™)	532	297	235	55	—	2,013	3,554	1,541	1,596	1,831
Fidelity VIP Freedom 2020 (Pinnacle V ™)	103,025	46,235	56,790	69,088	—	105,367	288,476	183,109	252,197	308,987
Fidelity VIP Freedom 2025 (AnnuiChoice II ™)	4,882	2,107	2,775	(638)	—	(7,358)	13,130	20,488	19,850	22,625
Fidelity VIP Freedom 2025 (GrandMaster ™)	51	27	24	(4)	—	(250)	(44)	206	202	226
Fidelity VIP Freedom 2025 (Pinnacle ™)	100	50	50	8	—	138	525	387	395	445
Fidelity VIP Freedom 2025 (Pinnacle IV ™)	634	338	296	(16)	—	(1,776)	737	2,513	2,497	2,793

See accompanying notes.

* - 2012 inception date of division.

Separate Account I

of

Integrity Life Insurance Company

Statements of Operations (continued)

For the Year Ended December 31, 2012

	Investment			Realized and unrealized gain (loss) on investments
	Income	Expenses				Net unrealized appreciation (depreciation) of investments
Subaccount	Reinvested dividends	Mortality and expense risk and administrative charges	Net investment income (loss)	Realized gain (loss) on sales of investments	Realized gain distributions	Beginning of period	End of period	Change in net unrealized appreciation (depreciation) during the period	Net realized and unrealized gain (loss) on investments	Net increase (decrease) in net assets resulting from operations
Non-Affiliated Class 2 (continued):
Fidelity VIP Freedom 2025 (Pinnacle Plus ™)	$212	$130	$82	$(23)	$—	$(717)	$144	$861	$838	$920
Fidelity VIP Freedom 2025 (Pinnacle V ™)	49,333	27,547	21,786	18,011	—	53,893	191,679	137,786	155,797	177,583
Fidelity VIP Freedom 2030 (AdvantEdge ™)	250	804	(554)	10,654	—	3,858	—	(3,858)	6,796	6,242
Fidelity VIP Freedom 2030 (AnnuiChoice II ™)	4,059	1,745	2,314	(1,546)	—	4,732	23,283	18,551	17,005	19,319
Fidelity VIP Freedom 2030 (IQ Annuity ™)	1,509	683	826	(42)	—	(1,109)	3,770	4,879	4,837	5,663
Fidelity VIP Freedom 2030 (Pinnacle IV ™)	11	39	(28)	(2,044)	—	(3,576)	41	3,617	1,573	1,545
Fidelity VIP Freedom 2030 (Pinnacle V ™)	6,641	3,670	2,971	4,005	—	40,426	62,652	22,226	26,231	29,202
Fidelity VIP Growth (AnnuiChoice II ™)	467	1,256	(789)	30,021	—	19,404	17,255	(2,149)	27,872	27,083
Fidelity VIP Growth (GrandMaster ™)	1,770	6,839	(5,069)	41,532	—	13,822	32,306	18,484	60,016	54,947
Fidelity VIP Growth (AdvantEdge ™)	376	1,207	(831)	1,853	—	206	498	292	2,145	1,314
Fidelity VIP Growth (AnnuiChoice ™)	1,491	5,223	(3,732)	(23,010)	—	(36,274)	65,081	101,355	78,345	74,613
Fidelity VIP Growth (GrandMaster flex3 ™)	734	3,349	(2,615)	12,894	—	21,168	40,076	18,908	31,802	29,187
Fidelity VIP Growth (IQ Advisor Standard ™)	16	21	(5)	—	—	(423)	134	557	557	552
Fidelity VIP Growth (IQ3 ™)	1,527	6,730	(5,203)	(14,345)	—	15,695	94,227	78,532	64,187	58,984
Fidelity VIP Growth (Pinnacle ™)	543	2,476	(1,933)	19,597	—	5,839	12,340	6,501	26,098	24,165
Fidelity VIP Growth (Pinnacle IV ™)	2,942	12,980	(10,038)	116,700	—	108,250	120,986	12,736	129,436	119,398
Fidelity VIP Growth (Pinnacle Plus ™)	726	3,319	(2,593)	2,692	—	6,134	21,957	15,823	18,515	15,922
Fidelity VIP Growth (Pinnacle V ™)	2,368	8,368	(6,000)	18,159	—	(10,447)	26,599	37,046	55,205	49,205
Fidelity VIP High Income (AdvantEdge ™)	125,875	17,640	108,235	(7,331)	—	(63,795)	(49,183)	14,612	7,281	115,516
Fidelity VIP High Income (AnnuiChoice II ™)	44,966	8,705	36,261	(2,203)	—	(39,810)	8,539	48,349	46,146	82,407
Fidelity VIP High Income (AnnuiChoice ™)	35,338	5,360	29,978	(7,570)	—	(21,435)	19,575	41,010	33,440	63,418
Fidelity VIP High Income (GrandMaster flex3 ™)	767,975	201,953	566,022	(37,965)	—	(781,741)	77,145	858,886	820,921	1,386,943
Fidelity VIP High Income (IQ3 ™)	101,355	22,718	78,637	19,978	—	(66,307)	396	66,703	86,681	165,318
Fidelity VIP High Income (Pinnacle ™)	374,629	82,447	292,182	(24,700)	—	(374,622)	29,680	404,302	379,602	671,784
Fidelity VIP High Income (Pinnacle IV ™)	51,825	13,028	38,797	1,541	—	(46,346)	13,957	60,303	61,844	100,641
Fidelity VIP High Income (Pinnacle Plus II Reduced M&E ™)*	23,002	3,432	19,570	57	—	—	2,860	2,860	2,917	22,487
Fidelity VIP High Income (Pinnacle Plus ™)	3,948	1,266	2,682	4,379	—	(1,374)	1,097	2,471	6,850	9,532
Fidelity VIP High Income (Pinnacle V ™)	51,158	13,096	38,062	6,310	—	18,058	65,460	47,402	53,712	91,774
Fidelity VIP II Index 500 (Pinnacle ™)	18,491	7,452	11,039	34,390	—	55,685	77,234	21,549	55,939	66,978
Fidelity VIP II Index 500 (Pinnacle IV ™)	55,006	25,205	29,801	(26,914)	—	25,405	255,836	230,431	203,517	233,318
Fidelity VIP II Index 500 (Pinnacle V ™)	54,998	24,385	30,613	103,480	—	149,285	212,236	62,951	166,431	197,044
Fidelity VIP Index 500 (AdvantEdge ™)	33,483	17,193	16,290	18,872	—	12,872	111,954	99,082	117,954	134,244
Fidelity VIP Index 500 (AnnuiChoice II ™)	28,293	10,228	18,065	21,572	—	38,807	106,876	68,069	89,641	107,706
Fidelity VIP Index 500 (AnnuiChoice ™)	31,472	9,623	21,849	(39,289)	—	14,759	152,566	137,807	98,518	120,367
Fidelity VIP Index 500 (Grandmaster flex3 ™)	10,690	2,709	7,981	19,655	—	18,525	13,903	(4,622)	15,033	23,014
Fidelity VIP Index 500 (Grandmaster ™)	16,961	6,835	10,126	(3,371)	—	2,405	59,494	57,089	53,718	63,844
Fidelity VIP Index 500 (IQ Advisor Standard ™)	4,982	1,022	3,960	14,967	—	9,517	10,871	1,354	16,321	20,281
Fidelity VIP Index 500 (IQ3 ™)	36,172	17,694	18,478	188,820	—	198,639	133,958	(64,681)	124,139	142,617
Fidelity VIP Index 500 (Pinnacle Plus ™)	7,901	4,209	3,692	14,584	—	12,101	26,264	14,163	28,747	32,439
Fidelity VIP Investment Grade Bond (AdvantEdge ™)	71,889	23,805	48,084	4,129	—	(2,901)	1,867	4,768	8,897	56,981
Fidelity VIP Investment Grade Bond (AnnuiChoice II ™)	75,364	17,479	57,885	15,266	—	24,639	15,677	(8,962)	6,304	64,189

See accompanying notes.

* - 2012 inception date of division.

Separate Account I

of

Integrity Life Insurance Company

Statements of Operations (continued)

For the Year Ended December 31, 2012

	Investment			Realized and unrealized gain (loss) on investments
	Income	Expenses				Net unrealized appreciation (depreciation) of investments
Subaccount	Reinvested dividends	Mortality and expense risk and administrative charges	Net investment income (loss)	Realized gain (loss) on sales of investments	Realized gain distributions	Beginning of period	End of period	Change in net unrealized appreciation (depreciation) during the period	Net realized and unrealized gain (loss) on investments	Net increase (decrease) in net assets resulting from operations
Non-Affiliated Class 2 (continued):
Fidelity VIP Investment Grade Bond (AnnuiChoice ™)	$113,550	$24,347	$89,203	$27,871	$—	$148,789	$139,734	$(9,055)	$18,816	$108,019
Fidelity VIP Investment Grade Bond (GrandMaster flex3 ™)	32,838	10,571	22,267	19,439	—	34,088	19,153	(14,935)	4,504	26,771
Fidelity VIP Investment Grade Bond (GrandMaster ™)	82,334	24,501	57,833	32,839	—	32,965	17,081	(15,884)	16,955	74,788
Fidelity VIP Investment Grade Bond (IQ Advisor Standard ™)	13,393	1,811	11,582	1,303	—	(2,314)	(732)	1,582	2,885	14,467
Fidelity VIP Investment Grade Bond (IQ3 ™)	96,597	24,784	71,813	20,418	—	75,177	46,272	(28,905)	(8,487)	63,326
Fidelity VIP Investment Grade Bond (Pinnacle ™)	94,282	27,493	66,789	15,451	—	76,162	77,445	1,283	16,734	83,523
Fidelity VIP Investment Grade Bond (Pinnacle IV ™)	57,874	19,714	38,160	24,071	—	21,990	15,201	(6,789)	17,282	55,442
Fidelity VIP Investment Grade Bond (Pinnacle Plus II Reduced M&E ™)*	472	114	358	39	—	—	25	25	64	422
Fidelity VIP Investment Grade Bond (Pinnacle Plus ™)	23,783	9,569	14,214	15,628	—	10,988	2,563	(8,425)	7,203	21,417
Fidelity VIP Investment Grade Bond (Pinnacle V ™)	210,241	59,870	150,371	5,156	—	(14,022)	(28,231)	(14,209)	(9,053)	141,318
Fidelity VIP Mid Cap (AdvantEdge ™)	24,109	4,450	19,659	5,215	—	(9,948)	(8,587)	1,361	6,576	26,235
Fidelity VIP Mid Cap (AnnuiChoice II ™)	62,765	8,366	54,399	25,147	—	44,280	50,952	6,672	31,819	86,218
Fidelity VIP Mid Cap (AnnuiChoice ™)	106,147	15,826	90,321	244,844	—	364,790	224,588	(140,202)	104,642	194,963
Fidelity VIP Mid Cap (GrandMaster flex3 ™)	42,189	8,469	33,720	107,886	—	153,774	84,914	(68,860)	39,026	72,746
Fidelity VIP Mid Cap (Grandmaster ™)	29,160	5,455	23,705	28,689	—	(9,403)	(16,253)	(6,850)	21,839	45,544
Fidelity VIP Mid Cap (IQ Advisor Enhanced ™)	752	71	681	10	—	12	400	388	398	1,079
Fidelity VIP Mid Cap (IQ Advisor Standard ™)	3,231	777	2,454	6,772	—	(6,057)	(1,899)	4,158	10,930	13,384
Fidelity VIP Mid Cap (IQ Annuity ™)	119,190	29,865	89,325	225,347	—	45,074	(36,346)	(81,420)	143,927	233,252
Fidelity VIP Mid Cap (Pinnacle ™)	56,394	9,722	46,672	87,063	—	106,488	61,849	(44,639)	42,424	89,096
Fidelity VIP Mid Cap (Pinnacle IV ™)	295,656	54,468	241,188	277,243	—	425,702	368,127	(57,575)	219,668	460,856
Fidelity VIP Mid Cap (Pinnacle Plus ™)	46,445	9,890	36,555	37,196	—	74,223	70,680	(3,543)	33,653	70,208
Fidelity VIP Mid Cap (Pinnacle V ™)	106,361	21,654	84,707	123,888	—	44,572	9,429	(35,143)	88,745	173,452
Fidelity VIP Overseas (AdvantEdge ™)	10,905	8,377	2,528	10,191	—	(32,459)	44,184	76,643	86,834	89,362
Fidelity VIP Overseas (AnnuiChoice II ™)	8,012	4,385	3,627	4,308	—	(38,392)	14,247	52,639	56,947	60,574
Fidelity VIP Overseas (AnnuiChoice ™)	7,988	4,234	3,754	21,796	—	14,622	62,519	47,897	69,693	73,447
Fidelity VIP Overseas (GrandMaster flex3 ™)	3,597	2,807	790	7,022	—	1,389	23,093	21,704	28,726	29,516
Fidelity VIP Overseas (GrandMaster ™)	9,859	7,074	2,785	(27,577)	—	(53,127)	60,387	113,514	85,937	88,722
Fidelity VIP Overseas (IQ Advisor Enhanced ™)	200	76	124	(5)	—	(2,408)	(871)	1,537	1,532	1,656
Fidelity VIP Overseas (IQ Advisor Standard ™)	2,733	795	1,938	(7,197)	—	(75,822)	(46,526)	29,296	22,099	24,037
Fidelity VIP Overseas (IQ3 ™)	10,718	5,565	5,153	2,276	—	(51,489)	29,808	81,297	83,573	88,726
Fidelity VIP Overseas (Pinnacle ™)	9,648	7,174	2,474	(69,916)	—	(69,864)	85,436	155,300	85,384	87,858
Fidelity VIP Overseas (Pinnacle IV ™)	11,691	8,367	3,324	47,994	—	(6,590)	44,006	50,596	98,590	101,914
Fidelity VIP Overseas (Pinnacle Plus ™)	3,356	2,823	533	(2,240)	—	(3,465)	24,143	27,608	25,368	25,901
Fidelity VIP Overseas (Pinnacle V ™)	16,458	12,154	4,304	20,133	—	(40,216)	63,559	103,775	123,908	128,212
Non-Affiliated Class 1:
Franklin Growth and Income Securities (Pinnacle ™)	95,573	41,225	54,348	(162,239)	—	(644,842)	(216,388)	428,454	266,215	320,563
Franklin Growth and Income Securities (Pinnacle Plus II Reduced M&E ™)*	158	48	110	(1)	—	—	104	104	103	213
Franklin Income Securities (Pinnacle ™)	528,632	110,500	418,132	(92,489)	—	(495,858)	58,532	554,390	461,901	880,033
Franklin Income Securities (Pinnacle Plus II Reduced M&E ™)*	23,256	3,362	19,894	(292)	—	—	6,145	6,145	5,853	25,747
Van Kampen UIF Emerging Markets Debt (AnnuiChoice II ™)	165	68	97	(36)	—	375	1,202	827	791	888
Van Kampen UIF Emerging Markets Debt (AnnuiChoice ™)	1,917	725	1,192	2,870	—	9,833	16,990	7,157	10,027	11,219

See accompanying notes.

* - 2012 inception date of division.

Separate Account I

of

Integrity Life Insurance Company

Statements of Operations (continued)

For the Year Ended December 31, 2012

	Investment			Realized and unrealized gain (loss) on investments
	Income	Expenses				Net unrealized appreciation (depreciation) of investments
Subaccount	Reinvested dividends	Mortality and expense risk and administrative charges	Net investment income (loss)	Realized gain (loss) on sales of investments	Realized gain distributions	Beginning of period	End of period	Change in net unrealized appreciation (depreciation) during the period	Net realized and unrealized gain (loss) on investments	Net increase (decrease) in net assets resulting from operations
Non-Affiliated Class 1 (continued):
Van Kampen UIF Emerging Markets Debt (GrandMaster flex3 ™)	$981	$576	$405	$4,425	$—	$10,066	$11,044	$978	$5,403	$5,808
Van Kampen UIF Emerging Markets Debt (IQ3 ™)	3,737	2,019	1,718	(339)	—	2,883	22,518	19,635	19,296	21,014
Van Kampen UIF Emerging Markets Debt (Pinnacle IV ™)	9,077	4,638	4,439	5,413	—	17,688	55,684	37,996	43,409	47,848
Van Kampen UIF U.S. Real Estate (AnnuiChoice II ™)	708	962	(254)	(7,622)	—	(29,874)	(11,143)	18,731	11,109	10,855
Van Kampen UIF U.S. Real Estate (AnnuiChoice ™)	2,322	2,902	(580)	15,781	—	40,440	66,569	26,129	41,910	41,330
Van Kampen UIF U.S. Real Estate (GrandMaster flex3 ™)	929	1,781	(852)	5,509	—	17,003	28,401	11,398	16,907	16,055
Van Kampen UIF U.S. Real Estate (IQ3 ™)	3,925	6,680	(2,755)	(17,819)	—	22,134	102,470	80,336	62,517	59,762
Van Kampen UIF U.S. Real Estate (Pinnacle IV ™)	8,969	14,995	(6,026)	43,502	—	116,562	222,412	105,850	149,352	143,326
Non-Affiliated Class 2:
Templeton Foreign Securities (IQ Annuity ™)	13,577	6,614	6,963	(35,222)	—	(31,033)	64,967	96,000	60,778	67,741
Franklin Growth and Income Securities (AdvantEdge ™)	1,111	798	313	9,229	—	5,835	701	(5,134)	4,095	4,408
Franklin Growth and Income Securities (AnnuiChoice II ™)	5,777	2,254	3,523	8,513	—	16,645	24,712	8,067	16,580	20,103
Franklin Growth and Income Securities (AnnuiChoice ™)	38,914	13,563	25,351	(125,069)	—	(148,702)	90,657	239,359	114,290	139,641
Franklin Growth and Income Securities (GrandMaster flex3 ™)	14,375	8,265	6,110	(51,290)	—	(12,601)	84,683	97,284	45,994	52,104
Franklin Growth and Income Securities (Grandmaster ™)	14,193	7,198	6,995	(43,290)	—	(48,094)	41,352	89,446	46,156	53,151
Franklin Growth and Income Securities (IQ Annuity ™)	50,321	25,271	25,050	(160,163)	—	(166,228)	134,886	301,114	140,951	166,001
Franklin Growth and Income Securities (Pinnacle ™)	21,810	10,803	11,007	(97,168)	—	(138,087)	36,787	174,874	77,706	88,713
Franklin Growth and Income Securities (Pinnacle IV ™)	51,953	25,825	26,128	(230,667)	—	(192,277)	194,084	386,361	155,694	181,822
Franklin Growth and Income Securities (Pinnacle Plus II Reduced M&E ™)*	913	301	612	(2)	—	—	678	678	676	1,288
Franklin Growth and Income Securities (Pinnacle Plus ™)	26,654	15,882	10,772	(18,987)	—	(26,962)	77,182	104,144	85,157	95,929
Franklin Growth and Income Securities (Pinnacle V ™)	24,063	11,955	12,108	59,664	—	58,844	57,496	(1,348)	58,316	70,424
Franklin Income Securities (AdvantEdge ™)	22,355	7,586	14,769	13,800	—	12,213	25,279	13,066	26,866	41,635
Franklin Income Securities (AnnuiChoice II ™)	66,010	12,128	53,882	(22,692)	—	(4,562)	76,464	81,026	58,334	112,216
Franklin Income Securities (AnnuiChoice ™)	162,270	25,685	136,585	(15,393)	—	127,341	280,844	153,503	138,110	274,695
Franklin Income Securities (GrandMaster flex3 ™)	189,598	45,376	144,222	(80,324)	—	18,317	250,384	232,067	151,743	295,965
Franklin Income Securities (Grandmaster ™)	186,780	39,149	147,631	33,202	—	145,004	267,494	122,490	155,692	303,323
Franklin Income Securities (IQ Advisor Enhanced ™)	476	59	417	—	—	(149)	255	404	404	821
Franklin Income Securities (IQ Advisor Standard ™)	41	157	(116)	6,558	—	1,819	48	(1,771)	4,787	4,671
Franklin Income Securities (IQ Annuity ™)	171,272	39,164	132,108	(94,982)	—	(19,572)	220,733	240,305	145,323	277,431
Franklin Income Securities (Pinnacle IV ™)	505,923	113,820	392,103	157,650	—	434,961	699,731	264,770	422,420	814,523
Franklin Income Securities (Pinnacle Plus Reduced M&E ™)	—	(1,874)	1,874	—	—	2	776	774	774	2,648
Franklin Income Securities (Pinnacle Plus ™)	102,402	31,353	71,049	70,539	—	73,299	98,538	25,239	95,778	166,827
Franklin Income Securities (Pinnacle V ™)	287,514	69,585	217,929	31,305	—	232,908	447,481	214,573	245,878	463,807
Franklin Large Cap Growth Securities (AdvantEdge ™)	8,433	16,435	(8,002)	11,637	—	17,606	111,127	93,521	105,158	97,156
Franklin Large Cap Growth Securities (AnnuiChoice II ™)	3,426	4,917	(1,491)	6,880	—	30,478	69,480	39,002	45,882	44,391
Franklin Large Cap Growth Securities (AnnuiChoice ™)	777	1,146	(369)	21,974	—	27,033	18,164	(8,869)	13,105	12,736
Franklin Large Cap Growth Securities (GrandMaster flex3 ™)	833	1,577	(744)	(875)	—	1,617	13,050	11,433	10,558	9,814
Franklin Large Cap Growth Securities (Grandmaster ™)	212	393	(181)	615	—	46	2,931	2,885	3,500	3,319
Franklin Large Cap Growth Securities (IQ Advisor Standard ™)	104	78	26	28	—	3,203	4,511	1,308	1,336	1,362
Franklin Large Cap Growth Securities (IQ Annuity ™)	743	1,454	(711)	17,056	—	31,180	28,345	(2,835)	14,221	13,510
Franklin Large Cap Growth Securities (Pinnacle ™)	472	780	(308)	6,684	—	6,904	8,306	1,402	8,086	7,778

See accompanying notes.

* - 2012 inception date of division.

Separate Account I

of

Integrity Life Insurance Company

Statements of Operations (continued)

For the Year Ended December 31, 2012

	Investment			Realized and unrealized gain (loss) on investments
	Income	Expenses				Net unrealized appreciation (depreciation) of investments
Subaccount	Reinvested dividends	Mortality and expense risk and administrative charges	Net investment income (loss)	Realized gain (loss) on sales of investments	Realized gain distributions	Beginning of period	End of period	Change in net unrealized appreciation (depreciation) during the period	Net realized and unrealized gain (loss) on investments	Net increase (decrease) in net assets resulting from operations
Non-Affiliated Class 2 (continued):
Franklin Large Cap Growth Securities (Pinnacle IV ™)	$3,640	$6,376	$(2,736)	$14,421	$—	$35,344	$68,788	$33,444	$47,865	$45,129
Franklin Large Cap Growth Securities (Pinnacle Plus ™)	2,342	4,713	(2,371)	9,231	—	8,167	26,081	17,914	27,145	24,774
Franklin Large Cap Growth Securities (Pinnacle V ™)	7,231	13,410	(6,179)	26,725	—	34,010	100,913	66,903	93,628	87,449
Franklin Mutual Shares Securities (AdvantEdge ™)	42,007	33,128	8,879	19,796	—	(1,142)	206,065	207,207	227,003	235,882
Franklin Mutual Shares Securities (AnnuiChoice II ™)	26,899	15,254	11,645	20,708	—	79,597	202,137	122,540	143,248	154,893
Franklin Mutual Shares Securities (AnnuiChoice ™)	20,791	10,496	10,295	(19,145)	—	20,860	155,691	134,831	115,686	125,981
Franklin Mutual Shares Securities (GrandMaster flex3 ™)	23,686	19,344	4,342	(23,347)	—	39,112	202,992	163,880	140,533	144,875
Franklin Mutual Shares Securities (IQ Advisor Standard ™)	6,043	1,764	4,279	(748)	—	21,062	54,311	33,249	32,501	36,780
Franklin Mutual Shares Securities (IQ Annuity ™)	13,094	9,894	3,200	(52,936)	—	(90,930)	35,298	126,228	73,292	76,492
Franklin Mutual Shares Securities (Pinnacle ™)	21,957	15,215	6,742	(117,992)	—	(261,291)	(17,426)	243,865	125,873	132,615
Franklin Mutual Shares Securities (Pinnacle IV ™)	87,443	63,064	24,379	(971)	—	207,487	680,332	472,845	471,874	496,253
Franklin Mutual Shares Securities (Pinnacle Plus II Reduced M&E ™)*	173	80	93	5	—	—	380	380	385	478
Franklin Mutual Shares Securities (Pinnacle Plus Reduced M&E ™)	—	(1,276)	1,276	—	—	—	158	158	158	1,434
Franklin Mutual Shares Securities (Pinnacle Plus ™)	20,837	18,395	2,442	(29,292)	—	(14,421)	126,470	140,891	111,599	114,041
Franklin Mutual Shares Securities (Pinnacle V ™)	83,999	59,772	24,227	37,046	—	32,442	414,034	381,592	418,638	442,865
Franklin Mutual Shares Securities(Grandmaster ™)	31,732	21,420	10,312	121,831	—	152,081	207,316	55,235	177,066	187,378
Franklin Small Cap Value Securities (AdvantEdge ™)	400	1,228	(828)	(3,004)	—	(3,595)	11,289	14,884	11,880	11,052
Franklin Small Cap Value Securities (Annuichoice II ™)	1,141	1,674	(533)	2,084	—	494	22,718	22,224	24,308	23,775
Franklin Small Cap Value Securities (Annuichoice ™)	740	865	(125)	10,224	—	7,384	7,506	122	10,346	10,221
Franklin Small Cap Value Securities (Grandmaster ™)	1,207	1,560	(353)	4,525	—	3,472	9,902	6,430	10,955	10,602
Franklin Small Cap Value Securities (Grandmaster flex3 ™)	218	623	(405)	304	—	(5,628)	4,852	10,480	10,784	10,379
Franklin Small Cap Value Securities (IQ Annuuity ™)	638	1,235	(597)	910	—	2,078	14,383	12,305	13,215	12,618
Franklin Small Cap Value Securities (Pinnacle Plus ™)	887	2,221	(1,334)	13,927	—	15,328	16,092	764	14,691	13,357
Franklin Small Cap Value Securities Fund (Pinnacle ™)	639	1,757	(1,118)	14,031	—	16,096	24,627	8,531	22,562	21,444
Franklin Small Cap Value Securities Fund (Pinnacle IV ™)	477	965	(488)	1,654	—	(6,266)	5,464	11,730	13,384	12,896
Franklin Small Cap Value Securities Fund (Pinnacle V ™)	2,971	5,777	(2,806)	15,860	—	39,817	85,264	45,447	61,307	58,501
Invesco Van Kampen VI American Franchise (AdvantEdge ™)	—	293	(293)	333	—	5,738	7,660	1,922	2,255	1,962
Invesco Van Kampen VI American Franchise (AnnuiChoice II ™)	—	703	(703)	139	—	17,612	24,799	7,187	7,326	6,623
Invesco Van Kampen VI American Franchise (AnnuiChoice ™)	—	226	(226)	918	—	1,776	3,799	2,023	2,941	2,715
Invesco Van Kampen VI American Franchise (GrandMaster flex3 ™)	—	751	(751)	300	—	6,392	11,953	5,561	5,861	5,110
Invesco Van Kampen VI American Franchise (Grandmaster ™)	—	36	(36)	—	—	(169)	154	323	323	287
Invesco Van Kampen VI American Franchise (IQ Annuity ™)	—	3,693	(3,693)	10,852	—	22,086	41,620	19,534	30,386	26,693
Invesco Van Kampen VI American Franchise (Pinnacle Plus ™)	—	726	(726)	4,178	—	6,835	8,189	1,354	5,532	4,806
Invesco Van Kampen VI Comstock (AdvantEdge ™)	9,529	9,743	(214)	8,304	—	37,565	117,905	80,340	88,644	88,430
Invesco Van Kampen VI Comstock (AnnuiChoice II ™)	6,345	4,659	1,686	27,608	—	62,697	95,831	33,134	60,742	62,428
Invesco Van Kampen VI Comstock (AnnuiChoice ™)	4,501	2,505	1,996	(5,705)	—	4,254	51,385	47,131	41,426	43,422
Invesco Van Kampen VI Comstock (GrandMaster flex3 ™)	1,376	1,204	172	11,291	—	9,100	10,733	1,633	12,924	13,096
Invesco Van Kampen VI Comstock (Grandmaster ™)	2,742	2,471	271	(2,447)	—	(19,505)	12,446	31,951	29,504	29,775
Invesco Van Kampen VI Comstock (IQ Advisor Standard ™)	277	111	166	166	—	1,600	4,309	2,709	2,875	3,041
Invesco Van Kampen VI Comstock (IQ Annuity ™)	5,224	5,260	(36)	82	—	44,173	101,575	57,402	57,484	57,448
Invesco Van Kampen VI Comstock (Pinnacle Plus ™)	1,750	2,214	(464)	20,909	—	7,165	13,842	6,677	27,586	27,122

See accompanying notes.

* - 2012 inception date of division.

Separate Account I

of

Integrity Life Insurance Company

Statements of Operations (continued)

For the Year Ended December 31, 2012

	Investment			Realized and unrealized gain (loss) on investments
	Income	Expenses				Net unrealized appreciation (depreciation) of investments
Subaccount	Reinvested dividends	Mortality and expense risk and administrative charges	Net investment income (loss)	Realized gain (loss) on sales of investments	Realized gain distributions	Beginning of period	End of period	Change in net unrealized appreciation (depreciation) during the period	Net realized and unrealized gain (loss) on investments	Net increase (decrease) in net assets resulting from operations
Non-Affiliated Class 2 (continued):
Invesco Van Kampen VI American Value (AdvantEdge ™)	$486	$1,183	$(697)	$(94)	$—	$(3,087)	$7,207	$10,294	$10,200	$9,503
Invesco Van Kampen VI American Value (AnnuiChoice II ™)	1,030	1,728	(698)	12,006	—	28,748	39,438	10,690	22,696	21,998
Invesco Van Kampen VI American Value (AnnuiChoice ™)	60	192	(132)	1,808	—	177	965	788	2,596	2,464
Invesco Van Kampen VI American Value (Grandmaster flex3 ™)	92	176	(84)	144	—	125	1,097	972	1,116	1,032
Invesco Van Kampen VI American Value (Grandmaster ™)	326	467	(141)	11,648	—	8,756	3,152	(5,604)	6,044	5,903
Invesco Van Kampen VI American Value (IQ Annuity ™)	392	804	(412)	448	—	1,869	8,452	6,583	7,031	6,619
Invesco Van Kampen VI American Value (Pinnacle Plus ™)	259	645	(386)	407	—	(567)	2,465	3,032	3,439	3,053
Invesco Van Kampen VI American Franchise (Pinnacle ™)	—	776	(776)	1,142	—	11,076	16,934	5,858	7,000	6,224
Invesco Van Kampen VI American Franchise (Pinnacle IV ™)	—	3,124	(3,124)	20,539	—	18,032	25,793	7,761	28,300	25,176
Invesco Van Kampen VI American Franchise (Pinnacle V ™)	—	3,198	(3,198)	18,909	—	35,348	50,053	14,705	33,614	30,416
Invesco Van Kampen VI Comstock (Pinnacle ™)	2,642	2,464	178	(18,540)	—	(23,272)	22,415	45,687	27,147	27,325
Invesco Van Kampen VI Comstock (Pinnacle IV ™)	5,457	5,509	(52)	8,933	—	17,684	71,108	53,424	62,357	62,305
Invesco Van Kampen VI Comstock (Pinnacle V ™)	13,822	12,189	1,633	33,069	—	21,833	107,222	85,389	118,458	120,091
Invesco Van Kampen VI International Growth Class II (IQ Advisor Enhanced ™)	138	61	77	12	—	—	1,209	1,209	1,221	1,298
Invesco Van Kampen VI International Growth Class II (Pinnacle Plus ™)	474	261	213	23	—	—	3,973	3,973	3,996	4,209
Invesco Van Kampen VI International Growth Class II (Pinnacle ™)	340	250	90	(111)	—	(435)	1,792	2,227	2,116	2,206
Invesco Van Kampen VI International Growth Class II (Pinnacle V ™)	1,133	832	301	699	—	168	8,209	8,041	8,740	9,041
Invesco Van Kampen VI International Growth II (Annuichoice™)	120	108	12	(60)	—	(311)	1,389	1,700	1,640	1,652
Invesco Van Kampen VI International Growth II (Grandmaster flex3 ™)	116	131	(15)	(69)	—	(785)	254	1,039	970	955
Invesco Van Kampen VI International Growth II (Grandmaster ™)	—	8	(8)	—	—	—	68	68	68	60
Invesco Van Kampen VI American Value (Pinnacle V ™)	2,692	8,984	(6,292)	105,533	—	49,082	40,195	(8,887)	96,646	90,354
Invesco Van Kampen VI American Value (Pinnacle ™)	12	23	(11)	3	—	—	164	164	167	156
Invesco Van Kampen VI American Value (Pinnacle IV ™)	3,258	3,941	(683)	68,865	—	(4,256)	(867)	3,389	72,254	71,571
Templeton Foreign Securities (Pinnacle ™)	15,838	7,737	8,101	(93,130)	—	(104,149)	73,845	177,994	84,864	92,965
Templeton Foreign Securities (Pinnacle IV ™)	39,188	19,338	19,850	(74,784)	—	(40,138)	215,707	255,845	181,061	200,911
Templeton Foreign Securities (Pinnacle Plus II Reduced M&E ™)*	403	128	275	(8)	—	—	560	560	552	827
Templeton Foreign Securities (Pinnacle V ™)	29,639	16,111	13,528	6,514	—	(46,288)	104,039	150,327	156,841	170,369
Templeton Foreign Securities Fund (AnnuiChoice II ™)	14,611	5,604	9,007	21,706	—	(4,912)	41,191	46,103	67,809	76,816
Templeton Foreign Securities Fund (AnnuiChoice ™)	14,575	5,025	9,550	45,620	—	21,512	40,360	18,848	64,468	74,018
Templeton Foriegn Securities Fund (AdvantEdge ™)	21,499	11,867	9,632	2,584	—	(38,120)	57,542	95,662	98,246	107,878
Templeton Foriegn Securities Fund (GrandMaster flex3 ™)	8,727	4,731	3,996	28,640	—	14,047	28,162	14,115	42,755	46,751
Templeton Foriegn Securities Fund (Grandmaster ™)	9,056	4,170	4,886	9,472	—	(13,982)	21,148	35,130	44,602	49,488
Templeton Foriegn Securities Fund (IQ Advisor Standard ™)	868	176	692	(440)	—	(9,602)	(5,091)	4,511	4,071	4,763
Templeton Foriegn Securities Fund (Pinnacle Plus ™)	14,226	7,761	6,465	2,068	—	(11,447)	34,572	46,019	48,087	54,552
Templeton Growth Securities (AdvantEdge ™)	6,071	3,547	2,524	5,132	—	4,544	54,830	50,286	55,418	57,942
Templeton Growth Securities (AnnuiChoice II ™)	3,637	2,037	1,600	(3,013)	—	(6,495)	26,881	33,376	30,363	31,963
Templeton Growth Securities (AnnuiChoice ™)	6,132	2,942	3,190	20,587	—	14,678	43,512	28,834	49,421	52,611
Templeton Growth Securities (GrandMaster flex3 ™)	10,433	8,381	2,052	(15,248)	—	11,570	111,538	99,968	84,720	86,772
Templeton Growth Securities (Grandmaster ™)	6,560	4,330	2,230	(15,137)	—	(92,436)	(22,886)	69,550	54,413	56,643
Templeton Growth Securities (IQ Annuity ™)	10,607	7,976	2,631	(28,995)	—	(30,734)	86,169	116,903	87,908	90,539
Templeton Growth Securities (Pinnacle ™)	17,364	11,468	5,896	(43,673)	—	(292,892)	(104,694)	188,198	144,525	150,421

See accompanying notes.

* - 2012 inception date of division.

Separate Account I

of

Integrity Life Insurance Company

Statements of Operations (continued)

For the Year Ended December 31, 2012

	Investment			Realized and unrealized gain (loss) on investments
	Income	Expenses				Net unrealized appreciation (depreciation) of investments
Subaccount	Reinvested dividends	Mortality and expense risk and administrative charges	Net investment income (loss)	Realized gain (loss) on sales of investments	Realized gain distributions	Beginning of period	End of period	Change in net unrealized appreciation (depreciation) during the period	Net realized and unrealized gain (loss) on investments	Net increase (decrease) in net assets resulting from operations
Non-Affiliated Class 2 (continued):
Templeton Growth Securities (Pinnacle IV ™)	$14,485	$10,229	$4,256	$39,259	$—	$(12,060)	$65,698	$77,758	$117,017	$121,273
Templeton Growth Securities (Pinnacle Plus ™)	8,492	6,988	1,504	(26,592)	—	(89,699)	7,548	97,247	70,655	72,159
Templeton Growth Securities (Pinnacle V ™)	14,913	11,057	3,856	15,452	—	(19,602)	87,316	106,918	122,370	126,226
Van Kampen UIF Emerging Markets Debt (AdvantEdge ™)	9,802	5,722	4,080	4,088	—	6,588	50,290	43,702	47,790	51,870
Van Kampen UIF Emerging Markets Debt (AnnuiChoice II ™)	6,775	2,973	3,802	10,377	—	15,351	39,747	24,396	34,773	38,575
Van Kampen UIF Emerging Markets Debt (AnnuiChoice ™)	5,479	1,799	3,680	8,227	—	4,675	21,183	16,508	24,735	28,415
Van Kampen UIF Emerging Markets Debt (GrandMaste flex3 ™)	7,832	4,584	3,248	7,308	—	7,125	40,171	33,046	40,354	43,602
Van Kampen UIF Emerging Markets Debt (Grandmaster ™)	4,587	2,408	2,179	3,660	—	6,401	27,020	20,619	24,279	26,458
Van Kampen UIF Emerging Markets Debt (IQ Advisor Standard ™)	319	68	251	13	—	1,434	2,961	1,527	1,540	1,791
Van Kampen UIF Emerging Markets Debt (IQ Annuity ™)	7,905	4,184	3,721	6,277	—	10,497	43,051	32,554	38,831	42,552
Van Kampen UIF Emerging Markets Debt (Pinnacle IV ™)	15,522	8,361	7,161	46,518	—	36,642	67,988	31,346	77,864	85,025
Van Kampen UIF Emerging Markets Debt (Pinnacle Plus ™)	6,481	3,382	3,099	27,299	—	18,912	18,643	(269)	27,030	30,129
Van Kampen UIF Emerging Markets Debt (Pinnacle V ™)	13,637	8,675	4,962	16,413	—	23,578	82,370	58,792	75,205	80,167
Van Kampen UIF Emerging Markets Equity (AdvantEdge ™)	—	5,857	(5,857)	3,867	—	(26,216)	35,661	61,877	65,744	59,887
Van Kampen UIF Emerging Markets Equity (AnnuiChoice II ™)	—	4,121	(4,121)	16,663	—	(31,448)	14,035	45,483	62,146	58,025
Van Kampen UIF Emerging Markets Equity (AnnuiChoice ™)	—	3,210	(3,210)	22,635	—	(1,694)	30,774	32,468	55,103	51,893
Van Kampen UIF Emerging Markets Equity (GrandMaster flex3 ™)	—	5,721	(5,721)	50,518	—	22,625	44,069	21,444	71,962	66,241
Van Kampen UIF Emerging Markets Equity (Grandmaster ™)	—	3,681	(3,681)	13,053	—	(13,590)	22,620	36,210	49,263	45,582
Van Kampen UIF Emerging Markets Equity (IQ Advisor Standard ™)	—	245	(245)	5,110	—	(2,975)	391	3,366	8,476	8,231
Van Kampen UIF Emerging Markets Equity (IQ Annuity ™)	—	6,695	(6,695)	17,188	—	13,921	77,763	63,842	81,030	74,335
Van Kampen UIF Emerging Markets Equity (Pinnacle ™)	—	8,522	(8,522)	15,852	—	10,387	105,740	95,353	111,205	102,683
Van Kampen UIF Emerging Markets Equity (Pinnacle IV ™)	—	20,565	(20,565)	48,467	—	(25,398)	148,290	173,688	222,155	201,590
Van Kampen UIF Emerging Markets Equity (Pinnacle Plus ™)	—	5,154	(5,154)	37,738	—	28,777	41,939	13,162	50,900	45,746
Van Kampen UIF Emerging Markets Equity (Pinnacle V ™)	—	14,983	(14,983)	121,858	—	26,014	69,832	43,818	165,676	150,693
Van Kampen UIF U. S. Real Estate (Pinnacle Plus ™)	2,195	6,209	(4,014)	7,289	—	58,945	103,196	44,251	51,540	47,526
Van Kampen UIF U.S. Real Estate (AdvantEdge ™)	1,680	4,627	(2,947)	7,414	—	21,663	51,559	29,896	37,310	34,363
Van Kampen UIF U.S. Real Estate (AnnuiChoice II ™)	1,739	3,463	(1,724)	24,226	—	83,527	101,448	17,921	42,147	40,423
Van Kampen UIF U.S. Real Estate (AnnuiChoice ™)	1,821	3,389	(1,568)	102,459	—	113,203	60,560	(52,643)	49,816	48,248
Van Kampen UIF U.S. Real Estate (Grandmaster flex3 ™)	1,108	3,382	(2,274)	12,174	—	31,588	43,249	11,661	23,835	21,561
Van Kampen UIF U.S. Real Estate (Grandmaster ™)	1,845	3,969	(2,124)	5,655	—	44,809	75,721	30,912	36,567	34,443
Van Kampen UIF U.S. Real Estate (IQ Advisor Standard ™)	1,647	1,675	(28)	(3,637)	—	4,937	46,092	41,155	37,518	37,490
Van Kampen UIF U.S. Real Estate (IQ Annuity ™)	1,543	3,890	(2,347)	32,017	—	66,490	71,961	5,471	37,488	35,141
Van Kampen UIF U.S. Real Estate (Pinnacle IV ™)	6,631	15,483	(8,852)	113,551	—	118,858	146,691	27,833	141,384	132,532
Van Kampen UIF U.S. Real Estate (Pinnacle V ™)	6,028	15,935	(9,907)	167,361	—	226,426	203,343	(23,083)	144,278	134,371
Non-Affiliated Class 3:
BlackRock Capital Appreciation VI (Advantedge™)	1,383	1,160	223	(307)	—	(8,888)	(1,091)	7,797	7,490	7,713
BlackRock Capital Appreciation VI (AnnuiChoice II™)	4,124	1,930	2,194	(630)	—	(4,132)	5,621	9,753	9,123	11,317
BlackRock Capital Appreciation VI (Annuichoice™)	27	13	14	—	—	—	15	15	15	29
BlackRock Capital Appreciation VI Class III (Grandmaster™)	237	40	197	(1)	—	—	(471)	(471)	(472)	(275)
BlackRock Capital Appreciation VI Class III (Pinnacle ™)	411	233	178	(350)	—	(268)	(266)	2	(348)	(170)
BlackRock Capital Appreciation VI Class III (Pinnacle IV ™)	743	671	72	214	—	(3,302)	1,756	5,058	5,272	5,344

See accompanying notes.

* - 2012 inception date of division.

Separate Account I

of

Integrity Life Insurance Company

Statements of Operations (continued)

For the Year Ended December 31, 2012

	Investment			Realized and unrealized gain (loss) on investments
	Income	Expenses				Net unrealized appreciation (depreciation) of investments
Subaccount	Reinvested dividends	Mortality and expense risk and administrative charges	Net investment income (loss)	Realized gain (loss) on sales of investments	Realized gain distributions	Beginning of period	End of period	Change in net unrealized appreciation (depreciation) during the period	Net realized and unrealized gain (loss) on investments	Net increase (decrease) in net assets resulting from operations
Non-Affiliated Class 3 (continued):
BlackRock Capital Appreciation VI Class III (Pinnacle V ™)	$12,801	$6,290	$6,511	$3,737	$—	$(1,867)	$15,950	$17,817	$21,554	$28,065
BlackRock Global Allocation VI (Advantedge™)	2,076	1,695	381	(219)	—	(1,823)	2,399	4,222	4,003	4,384
BlackRock Global Allocation VI (AnnuiChoice II™)	12,654	7,702	4,952	(4,104)	—	(34,509)	16,009	50,518	46,414	51,366
BlackRock Global Allocation VI (Annuichoice™)	3,363	1,026	2,337	72	—	—	10,662	10,662	10,734	13,071
BlackRock Global Allocation VI (Grandmaster flex3 ™)	1,037	887	150	(268)	—	(4,601)	(120)	4,481	4,213	4,363
BlackRock Global Allocation VI (Grandmaster™)	343	253	90	4	—	(788)	615	1,403	1,407	1,497
BlackRock Global Allocation VI Class III (Pinnacle ™)	4,041	2,793	1,248	(618)	—	(7,510)	10,932	18,442	17,824	19,072
BlackRock Global Allocation VI Class III (Pinnacle IV ™)	251	379	(128)	(4,534)	—	(8,792)	531	9,323	4,789	4,661
BlackRock Global Allocation VI Class III (Pinnacle Plus II Reduced M&E ™)*	362	184	178	(3)	—	—	(11)	(11)	(14)	164
BlackRock Global Allocation VI Class III (Pinnacle V ™)	4,117	3,661	456	(2,637)	—	(8,952)	2,369	11,321	8,684	9,140
Non-Affiliated Class A:
DWS Small Cap Index VIP (Pinnacle ™)	5,688	8,068	(2,380)	9,708	—	124,211	196,582	72,371	82,079	79,699
DWS Small Cap Index VIP (Pinnacle IV ™)	779	1,008	(229)	(11,259)	—	(14,837)	4,791	19,628	8,369	8,140
DWS Small Cap Index VIP (Pinnacle Plus II Reduced M&E ™)*	47	50	(3)	(1)	—	—	153	153	152	149
Non-Affiliated Class B:
Columbia VIT MidCap Value Opportunity Class 1 (Advantedge™)	—	1,217	(1,217)	(4,560)	—	(13,280)	2,944	16,224	11,664	10,447
Columbia VIT MidCap Value Opportunity Class 1 (AnnuiChoice II™)	—	105	(105)	(29)	—	(1,539)	79	1,618	1,589	1,484
Columbia VIT MidCap Value Opportunity Class 1 (Annuichoice™)	—	232	(232)	(1,737)	—	(3,859)	1,455	5,314	3,577	3,345
Columbia VIT MidCap Value Opportunity Class 1 (Grandmaster flex3 ™)	—	1,199	(1,199)	4,418	—	(5,088)	2,661	7,749	12,167	10,968
Columbia VIT MidCap Value Opportunity Class 1 (Grandmaster™)	—	954	(954)	(8,189)	—	(18,240)	482	18,722	10,533	9,579
Columbia VIT MidCap Value Opportunity Class 1 (Pinnacle ™)	—	617	(617)	(83)	—	(7,558)	35	7,593	7,510	6,893
Columbia VIT MidCap Value Opportunity Class 1 (Pinnacle IV ™)	—	415	(415)	(1,344)	—	(5,313)	920	6,233	4,889	4,474
Columbia VIT MidCap Value Opportunity Class 1 (Pinnacle Plus™)	—	967	(967)	(10,063)	—	(12,177)	6,532	18,709	8,646	7,679
Columbia VIT MidCap Value Opportunity Class 1 (Pinnacle V ™)	—	559	(559)	(93)	—	(5,023)	1,014	6,037	5,944	5,385
Columbia VIT Small Cap Value Class 2 (AdvantEdge ™)	12,319	3,995	8,324	325	—	(15,564)	(1,152)	14,412	14,737	23,061
Columbia VIT Small Cap Value Class 2 (AnnuiChoice II ™)	5,436	1,193	4,243	2,146	—	(4,771)	(912)	3,859	6,005	10,248
Columbia VIT Small Cap Value Class 2 (AnnuiChoice ™)	4,994	1,125	3,869	659	—	(4,010)	1,886	5,896	6,555	10,424
Columbia VIT Small Cap Value Class 2 (Grandmaster flex3 ™)	2,238	801	1,437	(1,239)	—	(4,786)	633	5,419	4,180	5,617
Columbia VIT Small Cap Value Class 2 (Grandmaster ™)	1,015	283	732	21	—	(3,010)	(1,826)	1,184	1,205	1,937
Columbia VIT Small Cap Value Class 2 (Pinnacle Plus ™)	2,127	890	1,237	(8,403)	—	(10,785)	5,248	16,033	7,630	8,867
Columbia VIT Small Cap Value Class 2 (Pinnacle ™)	1,172	293	879	494	—	(85)	476	561	1,055	1,934
Columbia VIT Small Cap Value Class 2 (Pinnacle IV ™)	3,853	1,266	2,587	(5,569)	—	(12,485)	312	12,797	7,228	9,815
Columbia VIT Small Cap Value Class 2 (Pinnacle V ™)	13,290	4,257	9,033	2,615	—	(8,689)	6,881	15,570	18,185	27,218
DWS Small Cap Index (AdvantEdge ™)	1,008	1,310	(302)	857	—	—	1,626	1,626	2,483	2,181
DWS Small Cap Index (AnnuiChoice II ™)	892	1,563	(671)	2,486	—	18,184	34,465	16,281	18,767	18,096
DWS Small Cap Index (AnnuiChoice ™)	1,567	2,351	(784)	(6,621)	—	10,170	49,626	39,456	32,835	32,051
DWS Small Cap Index (GrandMaster flex3 ™)	412	1,021	(609)	13,158	—	18,444	15,952	(2,492)	10,666	10,057
DWS Small Cap Index (Grandmaster ™)	704	1,556	(852)	(63)	—	10,022	25,296	15,274	15,211	14,359
DWS Small Cap Index (IQ Advisor Standard ™)	118	108	10	7	—	(20)	2,465	2,485	2,492	2,502
DWS Small Cap Index (IQ3 ™)	1,847	3,833	(1,986)	30,246	—	47,016	54,997	7,981	38,227	36,241
DWS Small Cap Index (Pinnacle Plus ™)	431	1,099	(668)	8,946	—	20,423	20,714	291	9,237	8,569

See accompanying notes.

* - 2012 inception date of division.

Separate Account I

of

Integrity Life Insurance Company

Statements of Operations (continued)

For the Year Ended December 31, 2012

	Investment			Realized and unrealized gain (loss) on investments
	Income	Expenses				Net unrealized appreciation (depreciation) of investments
Subaccount	Reinvested dividends	Mortality and expense risk and administrative charges	Net investment income (loss)	Realized gain (loss) on sales of investments	Realized gain distributions	Beginning of period	End of period	Change in net unrealized appreciation (depreciation) during the period	Net realized and unrealized gain (loss) on investments	Net increase (decrease) in net assets resulting from operations
Non-Affiliated Class B (continued):
DWS Small Cap Index VIP (Pinnacle IV ™)	$2,166	$4,972	$(2,806)	$73,647	$—	$48,758	$6,554	$(42,204)	$31,443	$28,637
DWS Small Cap Index VIP (Pinnacle V ™)	2,172	5,202	(3,030)	101,031	—	106,603	62,188	(44,415)	56,616	53,586
Advisor Class:
Pimco VIT All Asset (AdvantEdge ™)	8,327	2,831	5,496	(3,082)	—	(6,714)	10,160	16,874	13,792	19,288
Pimco VIT All Asset (IQ Annuity ™)	13,854	3,784	10,070	104	—	(6,140)	16,324	22,464	22,568	32,638
Pimco VIT All Asset (Pinnacle ™)	21,069	5,544	15,525	8,703	—	(91)	26,123	26,214	34,917	50,442
Pimco VIT All Asset (Pinnacle Plus II Reduced M&E ™)*	1,010	195	815	2	—	—	632	632	634	1,449
Pimco VIT All Asset (AnnuiChoice II ™)	12,791	3,074	9,717	2,556	—	(9,765)	10,980	20,745	23,301	33,018
Pimco VIT All Asset (AnnuiChoice ™)	13,966	2,930	11,036	(2,145)	—	(19,428)	13,203	32,631	30,486	41,522
Pimco VIT All Asset (GrandMaster flex3 ™)	17,922	5,780	12,142	17,837	—	(5,557)	10,130	15,687	33,524	45,666
Pimco VIT All Asset (Grandmaster ™)	29,203	7,954	21,249	490	—	(25,439)	23,327	48,766	49,256	70,505
Pimco VIT All Asset (Pinnacle IV ™)	21,235	6,544	14,691	3,795	—	(27,880)	9,011	36,891	40,686	55,377
Pimco VIT All Asset (Pinnacle Plus ™)	1,078	381	697	(92)	—	(1,571)	563	2,134	2,042	2,739
Pimco VIT All Asset (Pinnacle V ™)	16,512	5,119	11,393	648	—	(13,576)	13,330	26,906	27,554	38,947
Pimco VIT Commodity Real Return (Pinnacle ™)	7,903	2,984	4,919	(38,447)	—	(34,851)	5,106	39,957	1,510	6,429
Pimco VIT Commodity Real Return (Pinnacle IV ™)	32,841	9,331	23,510	(43,840)	—	(142,376)	(94,519)	47,857	4,017	27,527
Pimco VIT Commodity Real Return (Pinnacle Plus II Reduced M&E ™)*	275	46	229	(24)	—	—	(400)	(400)	(424)	(195)
Pimco VIT Commodity Real Return (Pinnacle V ™)	61,514	18,359	43,155	(93,905)	—	(222,033)	(138,235)	83,798	(10,107)	33,048
Pimco VIT Commodity Real Return Strategy (AdvantEdge ™)	26,963	7,955	19,008	(17,478)	—	(73,288)	(62,182)	11,106	(6,372)	12,636
Pimco VIT Commodity Real Return Strategy (AnnuiChoice II ™)	18,310	4,328	13,982	(14,197)	—	(54,205)	(48,788)	5,417	(8,780)	5,202
Pimco VIT Commodity Real Return Strategy (AnnuiChoice ™)	6,992	1,505	5,487	(9,980)	—	(34,129)	(20,527)	13,602	3,622	9,109
Pimco VIT Commodity Real Return Strategy (Grandmaster ™)	5,122	1,505	3,617	(5,296)	—	(24,697)	(16,080)	8,617	3,321	6,938
Pimco VIT Commodity Real Return Strategy (IQ Annuity ™)	17,572	6,427	11,145	(115,361)	—	(135,706)	(27,224)	108,482	(6,879)	4,266
Pimco VIT Commodity Real Return Strategy (GrandMaster flex3 ™)	17,795	5,354	12,441	(861)	—	(41,137)	(38,818)	2,319	1,458	13,899
Pimco VIT Commodity Real Return Strategy (Pinnacle Plus ™)	6,051	1,667	4,384	(5,821)	—	(11,923)	(9,207)	2,716	(3,105)	1,279
Pimco VIT Low Duration (AnnuiChoice II ™)	20,860	13,580	7,280	5,967	—	(12,463)	26,236	38,699	44,666	51,946
Pimco VIT Low Duration (AnnuiChoice ™)	8,268	4,719	3,549	4,055	—	1,710	14,329	12,619	16,674	20,223
Pimco VIT Low Duration (GrandMaster flex3 ™)	23,183	26,962	(3,779)	78,099	—	(710)	4,026	4,736	82,835	79,056
Pimco VIT Low Duration (Grandmaster™)	5,489	4,797	692	8,091	—	(1,286)	4,674	5,960	14,051	14,743
Pimco VIT Low Duration (IQ Annuity ™)	15,478	12,700	2,778	13,569	—	(11,477)	8,788	20,265	33,834	36,612
Pimco VIT Low Duration (Pinnacle ™)	13,063	9,508	3,555	34,832	—	(2,348)	5,021	7,369	42,201	45,756
Pimco VIT Low Duration (Pinnacle IV ™)	3,175	2,799	376	3,321	—	(1,502)	3,068	4,570	7,891	8,267
Pimco VIT Low Duration (Pinnacle Plus II Reduced M&E ™)*	631	578	53	2,222	—	—	138	138	2,360	2,413
Pimco VIT Low Duration (AdvantEdge ™)	1,299	1,212	87	48	—	105	2,839	2,734	2,782	2,869
Pimco VIT Low Duration (Pinnacle Plus ™)	2,431	2,227	204	1,857	—	599	4,089	3,490	5,347	5,551
Pimco VIT Low Duration (Pinnacle V ™)	5,177	4,433	744	1,960	—	(1,710)	6,226	7,936	9,896	10,640
Pimco VIT Real Return (Pinnacle IV ™)	37,689	9,847	27,842	35,272	—	40,529	23,336	(17,193)	18,079	45,921
Pimco VIT Real Return (AdvantEdge ™)	12,331	3,106	9,225	6,277	—	3,144	1,214	(1,930)	4,347	13,572
Pimco VIT Real Return (AnnuiChoice II ™)	42,089	7,667	34,422	14,370	—	24,652	20,415	(4,237)	10,133	44,555
Pimco VIT Real Return (AnnuiChoice ™)	39,538	6,366	33,172	14,636	—	34,499	31,724	(2,775)	11,861	45,033
Pimco VIT Real Return (GrandMaster flex3 ™)	17,925	4,824	13,101	7,819	—	20,540	20,369	(171)	7,648	20,749

See accompanying notes.

* - 2012 inception date of division.

Separate Account I

of

Integrity Life Insurance Company

Statements of Operations (continued)

For the Year Ended December 31, 2012

	Investment			Realized and unrealized gain (loss) on investments
	Income	Expenses				Net unrealized appreciation (depreciation) of investments
Subaccount	Reinvested dividends	Mortality and expense risk and administrative charges	Net investment income (loss)	Realized gain (loss) on sales of investments	Realized gain distributions	Beginning of period	End of period	Change in net unrealized appreciation (depreciation) during the period	Net realized and unrealized gain (loss) on investments	Net increase (decrease) in net assets resulting from operations
Advisor Class (continued):
Pimco VIT Real Return (Grandmaster ™)	$33,676	$6,686	$26,990	$15,519	$—	$20,847	$10,271	$(10,576)	$4,943	$31,933
Pimco VIT Real Return (IQ Annuity ™)	28,674	6,953	21,721	18,703	—	28,798	20,676	(8,122)	10,581	32,302
Pimco VIT Real Return (Pinnacle ™)	13,118	(1,871)	14,989	7,226	—	(456)	(2,492)	(2,036)	5,190	20,179
Pimco VIT Real Return (Pinnacle Plus ™)	10,041	3,188	6,853	6,963	—	3,453	1,049	(2,404)	4,559	11,412
Pimco VIT Real Return (Pinnacle V ™)	32,484	7,351	25,133	12,041	—	26,291	17,861	(8,430)	3,611	28,744
Pimco VIT Total Return (Pinnacle V ™)	569,633	185,252	384,381	40,216	—	(133,918)	283,107	417,025	457,241	841,622
Pimco VIT Total Return (AdvantEdge ™)	300,970	108,543	192,427	17,025	—	(119,628)	165,056	284,684	301,709	494,136
Pimco VIT Total Return (AnnuiChoice II ™)	113,803	29,009	84,794	8,989	—	(29,277)	70,176	99,453	108,442	193,236
Pimco VIT Total Return (AnnuiChoice ™)	76,395	17,682	58,713	19,741	—	(28,518)	32,705	61,223	80,964	139,677
Pimco VIT Total Return (GrandMaster flex3 ™)	88,303	33,724	54,579	51,946	—	(20,254)	21,709	41,963	93,909	148,488
Pimco VIT Total Return (Grandmaster ™)	110,637	33,747	76,890	11,016	—	(47,259)	51,024	98,283	109,299	186,189
Pimco VIT Total Return (IQ Annuity ™)	68,590	25,160	43,430	38,891	—	(30,370)	16,948	47,318	86,209	129,639
Pimco VIT Total Return (Pinnacle ™)	71,104	15,591	55,513	13,968	—	(21,372)	20,017	41,389	55,357	110,870
Pimco VIT Total Return (Pinnacle IV ™)	238,569	80,916	157,653	47,928	—	(103,467)	102,919	206,386	254,314	411,967
Pimco VIT Total Return (Pinnacle Plus II Reduced M&E ™)*	846	198	648	5	—	—	575	575	580	1,228
Pimco VIT Total Return (Pinnacle Plus ™)	64,864	25,412	39,452	8,579	—	(27,865)	31,124	58,989	67,568	107,020
Investor Class:
Guggenheim VT Alternative Strategies Allocation (AdvantEdge ™)	2,314	1,416	898	(9,768)	—	(6,774)	1	6,775	(2,993)	(2,095)
Guggenheim VT Alternative Strategies Allocation (AnnuiChoice II ™)	2,893	1,281	1,612	(12,258)	—	(8,476)	—	8,476	(3,782)	(2,170)
Guggenheim VT Alternative Strategies Allocation (AnnuiChoice ™)	188	73	115	(597)	—	(358)	—	358	(239)	(124)
Guggenheim VT Alternative Strategies Allocation (GrandMaster flex3 ™)	138	82	56	(470)	—	(293)	—	293	(177)	(121)
Guggenheim VT Alternative Strategies Allocation (Grandmaster flex3 ™)	272	142	130	(1,318)	—	(975)	—	975	(343)	(213)
Guggenheim VT Alternative Strategies Allocation (IQ Annuity ™)	54	30	24	(219)	—	(150)	—	150	(69)	(45)
Guggenheim VT Alternative Strategies Allocation (Pinnacle ™)	41	22	19	(113)	—	(57)	1	58	(55)	(36)
Guggenheim VT Alternative Strategies Allocation (Pinnacle IV ™)	496	281	215	(2,533)	—	(1,897)	1	1,898	(635)	(420)
Guggenheim VT Alternative Strategies Allocation (Pinnacle Plus ™)	208	106	102	(797)	—	(389)	(1)	388	(409)	(307)
Guggenheim VT Alternative Strategies Allocation (Pinnacle V ™)	3,963	2,096	1,867	(12,192)	—	(6,329)	—	6,329	(5,863)	(3,996)
Guggenheim VT Global Managed Futures Strategies (Pinnacle ™)	—	126	(126)	(670)	—	(371)	(774)	(403)	(1,073)	(1,199)
Guggenheim VT Global Managed Futures Strategies (Pinnacle IV ™)	—	256	(256)	(855)	—	(932)	(2,306)	(1,374)	(2,229)	(2,485)
Guggenheim VT Global Managed Futures Strategies (Pinnacle V ™)	—	3,179	(3,179)	(16,303)	—	(15,886)	(23,727)	(7,841)	(24,144)	(27,323)
Guggenheim VT Global Managed Futures Strategies (AdvantEdge ™)	—	3,518	(3,518)	(1,772)	—	(12,767)	(36,651)	(23,884)	(25,656)	(29,174)
Guggenheim VT Global Managed Futures Strategies (AnnuiChoice II ™)	—	958	(958)	(2,372)	—	(8,163)	(15,890)	(7,727)	(10,099)	(11,057)
Guggenheim VT Global Managed Futures Strategies (AnnuiChoice ™)	—	87	(87)	(88)	—	(755)	(1,704)	(949)	(1,037)	(1,124)
Guggenheim VT Global Managed Futures Strategies (Grandmaster flex3 ™)	—	4	(4)	(116)	—	(57)	—	57	(59)	(63)
Guggenheim VT Global Managed Futures Strategies (IQ Annuity ™)	—	252	(252)	(300)	—	(1,721)	(3,526)	(1,805)	(2,105)	(2,357)
Guggenheim VT Global Managed Futures Strategies (Pinnacle Plus ™)	—	149	(149)	(177)	—	(328)	(1,225)	(897)	(1,074)	(1,223)
Guggenheim VT Multi-Hedge Strategies (AdvantEdge ™)	1,127	1,716	(589)	(460)	—	577	1,862	1,285	825	236
Guggenheim VT Multi-Hedge Strategies (AnnuiChoice II ™)	1,595	2,000	(405)	1,795	—	7,083	7,046	(37)	1,758	1,353
Guggenheim VT Multi-Hedge Strategies (AnnuiChoice ™)	289	469	(180)	805	—	4,134	4,061	(73)	732	552
Guggenheim VT Multi-Hedge Strategies (Grandmaster flex3 ™)	30	187	(157)	1,612	—	1,336	14	(1,322)	290	133
Guggenheim VT Multi-Hedge Strategies (Grandmaster ™)	325	640	(315)	275	—	2,659	3,053	394	669	354

See accompanying notes.

* - 2012 inception date of division.

Separate Account I

of

Integrity Life Insurance Company

Statements of Operations (continued)

For the Year Ended December 31, 2012

	Investment			Realized and unrealized gain (loss) on investments
	Income	Expenses				Net unrealized appreciation (depreciation) of investments
Subaccount	Reinvested dividends	Mortality and expense risk and administrative charges	Net investment income (loss)	Realized gain (loss) on sales of investments	Realized gain distributions	Beginning of period	End of period	Change in net unrealized appreciation (depreciation) during the period	Net realized and unrealized gain (loss) on investments	Net increase (decrease) in net assets resulting from operations
Investor Class (continued):
Guggenheim VT Multi-Hedge Strategies (IQ Annuity ™)	$248	$613	$(365)	$522	$—	$2,411	$2,569	$158	$680	$315
Guggenheim VT Multi-Hedge Strategies (Pinnacle ™)	36	113	(77)	1,026	—	919	47	(872)	154	77
Guggenheim VT Multi-Hedge Strategies (Pinnacle IV ™)	585	1,496	(911)	4,981	—	5,540	2,128	(3,412)	1,569	658
Guggenheim VT Multi-Hedge Strategies (Pinnacle Plus ™)	305	858	(553)	1,224	—	2,505	2,084	(421)	803	250
Guggenheim VT Multi-Hedge Strategies (Pinnacle V ™)	2,947	6,303	(3,356)	22,860	—	20,140	2,741	(17,399)	5,461	2,105
Guggenheim VT U.S. Long Short Momentum (AdvantEdge ™)	—	566	(566)	2,035	—	1,390	324	(1,066)	969	403
Guggenheim VT U.S. Long Short Momentum (AnnuiChoice II ™)	—	560	(560)	210	—	2,969	4,822	1,853	2,063	1,503
Guggenheim VT U.S. Long Short Momentum (AnnuiChoice ™)	—	281	(281)	1,130	—	1,119	1,510	391	1,521	1,240
Guggenheim VT U.S. Long Short Momentum (GrandMaster flex3 ™)	—	170	(170)	(935)	—	(2,066)	(649)	1,417	482	312
Guggenheim VT U.S. Long Short Momentum (IQ Annuity ™)	—	416	(416)	3,429	—	4,641	2,472	(2,169)	1,260	844
Guggenheim VT U.S. Long Short Momentum (Pinnacle IV ™)	—	1,350	(1,350)	8,787	—	14,056	8,950	(5,106)	3,681	2,331
Guggenheim VT U.S. Long Short Momentum (Pinnacle Plus ™)	—	132	(132)	48	—	733	1,020	287	335	203
Guggenheim VT U.S. Long Short Momentum (Pinnacle V ™)	—	2,858	(2,858)	15,863	—	27,912	21,302	(6,610)	9,253	6,395
ETF Shares:
iShares Core Total US Bond Market ETF (Varoom)	5,928	3,980	1,948	591	—	(192)	1,379	1,571	2,162	4,110
iShares Core Total US Bond Market ETF (Varoom GLWB 2)	12,778	12,002	776	3,821	—	3,777	4,660	883	4,704	5,480
iShares Core Total US Bond Market ETF (Varoom GLWB 3)*	151	71	80	(1)	—	—	(79)	(79)	(80)	—
iShares Core Total US Bond Market ETF (Varoom GLWB 5)*	2,477	1,679	798	35	—	—	(2,285)	(2,285)	(2,250)	(1,452)
iShares Barclays Intermediate Credit Bond ETF (Varoom)	62	38	24	2	—	42	123	81	83	107
iShares Barclays Intermediate Credit Bond ETF (Varoom GLWB 2)	7,884	7,238	646	1,261	—	507	10,161	9,654	10,915	11,561
iShares Barclays Intermediate Credit Bond ETF (Varoom GLWB 5)*	519	554	(35)	46	—	—	493	493	539	504
iShares Barclays TIPS Bond ETF (Varoom)	4,101	3,170	931	1,644	—	3,185	7,876	4,691	6,335	7,266
iShares Barclays TIPS Bond ETF (Varoom GLWB 2)	1,573	1,816	(243)	1,644	—	1,225	2,122	897	2,541	2,298
iShares Barclays TIPS Bond ETF (Varoom GLWB 3)*	149	159	(10)	72	—	—	106	106	178	168
iShares Barclays TIPS Bond ETF (Varoom GLWB 5)*	209	340	(131)	23	—	—	177	177	200	69
iShares iBoxx $ High Yield Corporate Bond ETF (Varoom)	974	405	569	42	—	240	911	671	713	1,282
iShares iBoxx $ High Yield Corporate Bond ETF (Varoom GLWB 2)	4,079	1,632	2,447	452	—	599	2,928	2,329	2,781	5,228
iShares iBoxx $ High Yield Corporate Bond ETF (Varoom GLWB 3)*	959	301	658	342	—	—	855	855	1,197	1,855
iShares iBoxx $ High Yield Corporate Bond ETF (Varoom GLWB 5)*	906	396	510	31	—	—	1,160	1,160	1,191	1,701
iShares S&P 500 Growth Index ETF (Varoom)	563	808	(245)	110	—	285	2,876	2,591	2,701	2,456
iShares S&P 500 Growth Index ETF (Varoom GLWB 1)	10,531	13,479	(2,948)	7,512	—	445	50,206	49,761	57,273	54,325
iShares S&P 500 Growth Index ETF (Varoom GLWB 2)	311	445	(134)	200	—	646	2,325	1,679	1,879	1,745
iShares S&P 500 Growth Index ETF (Varoom GLWB 3)*	439	326	113	284	—	—	736	736	1,020	1,133
iShares S&P 500 Growth Index ETF (Varoom GLWB 4)*	6,167	6,206	(39)	233	—	—	3,886	3,886	4,119	4,080
iShares S&P 500 Growth Index ETF (Varoom GLWB 5)*	22	21	1	(2)	—	—	(3)	(3)	(5)	(4)
iShares Core S&P 500 Index ETF (Varoom)	4,250	3,711	539	783	—	5,047	23,895	18,848	19,631	20,170
iShares Core S&P 500 Index ETF (Varoom GLWB 1)	141,561	154,678	(13,117)	37,329	—	54,868	743,228	688,360	725,689	712,572
iShares Core S&P 500 Index ETF (Varoom GLWB 2)	10,428	12,510	(2,082)	3,272	—	302	52,678	52,376	55,648	53,566
iShares Core S&P 500 Index ETF (Varoom GLWB 3)*	1,416	966	450	290	—	—	2,219	2,219	2,509	2,959
iShares Core S&P 500 Index ETF (Varoom GLWB 4)*	76,739	65,587	11,152	2,855	—	—	117,228	117,228	120,083	131,235
iShares Core S&P 500 Index ETF (Varoom GLWB 5)*	4,522	3,896	626	271	—	—	7,696	7,696	7,967	8,593

See accompanying notes.

* - 2012 inception date of division.

Separate Account I

of

Integrity Life Insurance Company

Statements of Operations (continued)

For the Year Ended December 31, 2012

	Investment			Realized and unrealized gain (loss) on investments
	Income	Expenses				Net unrealized appreciation (depreciation) of investments
Subaccount	Reinvested dividends	Mortality and expense risk and administrative charges	Net investment income (loss)	Realized gain (loss) on sales of investments	Realized gain distributions	Beginning of period	End of period	Change in net unrealized appreciation (depreciation) during the period	Net realized and unrealized gain (loss) on investments	Net increase (decrease) in net assets resulting from operations
ETF Shares (continued):
iShares S&P 500 Value Index ETF (Varoom)	$1,294	$1,002	$292	$127	$—	$(560)	$4,345	$4,905	$5,032	$5,324
iShares S&P 500 Value Index ETF (Varoom GLWB 1)	8,735	8,484	251	1,479	—	4,913	49,216	44,303	45,782	46,033
iShares S&P 500 Value Index ETF (Varoom GLWB 2)	946	1,037	(91)	470	—	(1,208)	3,887	5,095	5,565	5,474
iShares S&P 500 Value Index ETF (Varoom GLWB 3)*	616	312	304	324	—	—	1,982	1,982	2,306	2,610
iShares S&P 500 Value Index ETF (Varoom GLWB 4)*	3,981	2,114	1,867	(116)	—	—	14,658	14,658	14,542	16,409
iShares S&P 500 Value Index ETF (Varoom GLWB 5)*	137	97	40	(32)	—	—	124	124	92	132
iShares Core S&P MidCap Index ETF (Varoom)	2,297	2,729	(432)	3,020	—	(796)	13,931	14,727	17,747	17,315
iShares Core S&P MidCap Index ETF (Varoom GLWB 1)	28,212	44,027	(15,815)	3,657	—	(21,570)	234,265	255,835	259,492	243,677
iShares Core S&P MidCap Index ETF (Varoom GLWB 2)	2,749	4,839	(2,090)	392	—	(3,306)	23,992	27,298	27,690	25,600
iShares Core S&P MidCap Index ETF (Varoom GLWB 3)*	481	496	(15)	476	—	—	3,075	3,075	3,551	3,536
iShares Core S&P MidCap Index ETF (Varoom GLWB 4)*	16,612	18,707	(2,095)	(231)	—	—	83,003	83,003	82,772	80,677
iShares Core S&P MidCap Index ETF (Varoom GLWB 5)*	523	719	(196)	11	—	—	2,894	2,894	2,905	2,709
iShares Core S&P Small Cap Index ETF (Varoom)	1,514	1,600	(86)	269	—	1,315	10,254	8,939	9,208	9,122
iShares Core S&P Small Cap Index ETF (Varoom GLWB 1)	16,297	21,989	(5,692)	3,519	—	16,446	125,701	109,255	112,774	107,082
iShares Core S&P Small Cap Index ETF (Varoom GLWB 2)	1,630	2,442	(812)	771	—	1,632	12,896	11,264	12,035	11,223
iShares Core S&P Small Cap Index ETF (Varoom GLWB 3)*	120	89	31	2	—	—	451	451	453	484
iShares Core S&P Small Cap Index ETF (Varoom GLWB 4)*	9,849	9,266	583	(218)	—	—	39,034	39,034	38,816	39,399
iShares Core S&P Small Cap Index ETF (Varoom GLWB 5)*	581	573	8	(3)	—	—	2,081	2,081	2,078	2,086
iShares S&P Citigroup International Treasury Bond (Varoom)	364	341	23	20	—	(619)	(73)	546	566	589
iShares S&P Citigroup International Treasury Bond (Varoom GLWB 1)	18,795	21,886	(3,091)	721	—	(25,257)	9,719	34,976	35,697	32,606
iShares S&P Citigroup International Treasury Bond (Varoom GLWB 2)	885	1,079	(194)	44	—	(96)	1,306	1,402	1,446	1,252
iShares S&P Citigroup International Treasury Bond (Varoom GLWB 3)*	37	54	(17)	1	—	—	181	181	182	165
iShares S&P Citigroup International Treasury Bond (Varoom GLWB 4)*	5,011	9,539	(4,528)	(41)	—	—	29,460	29,460	29,419	24,891
iShares S&P Citigroup International Treasury Bond (Varoom GLWB 5)*	116	227	(111)	18	—	—	756	756	774	663
Vanguard Dividend Appreciation Index Fund ETF (Varoom)	3,669	2,924	745	3,542	—	380	8,858	8,478	12,020	12,765
Vanguard Dividend Appreciation Index Fund ETF (Varoom GLWB 2)	13,691	14,382	(691)	4,024	—	9,378	49,181	39,803	43,827	43,136
Vanguard Dividend Appreciation Index Fund ETF (Varoom GLWB 3)*	236	67	169	1	—	—	40	40	41	210
Vanguard Dividend Appreciation Index Fund ETF (Varoom GLWB 5)*	3,012	2,033	979	90	—	—	2,643	2,643	2,733	3,712
Vanguard Emerging Markets Stock Index Fund ETF (Varoom)	1,272	718	554	(193)	—	(3,649)	2,870	6,519	6,326	6,880
Vanguard Emerging Markets Stock Index Fund ETF (Varoom GLWB 1)	1,865	—	1,865	—	—	—	(1,865)	(1,865)	(1,865)	—
Vanguard Emerging Markets Stock Index Fund ETF (Varoom GLWB 2)	4,540	3,623	917	(1,530)	—	(13,771)	10,156	23,927	22,397	23,314
Vanguard Emerging Markets Stock Index Fund ETF (Varoom GLWB 3)*	573	202	371	203	—	—	2,982	2,982	3,185	3,556
Vanguard Emerging Markets Stock Index Fund ETF (Varoom GLWB 5)*	962	428	534	(13)	—	—	3,360	3,360	3,347	3,881
Vanguard Tax-Managed International ETF (Varoom)	663	224	439	(17)	—	(983)	1,981	2,964	2,947	3,386
Vanguard Tax-Managed International ETF (Varoom GLWB 1)	54,002	22,002	32,000	(6,669)	—	(61,610)	71,022	132,632	125,963	157,963
Vanguard Tax-Managed International ETF (Varoom GLWB 2)	2,218	1,608	610	(262)	—	(5,202)	6,169	11,371	11,109	11,719
Vanguard Tax-Managed International ETF (Varoom GLWB 3)*	285	98	187	(2)	—	—	972	972	970	1,157
Vanguard Tax-Managed International ETF (Varoom GLWB 4)*	22,048	9,466	12,582	(345)	—	—	66,792	66,792	66,447	79,029
Vanguard Tax-Managed International ETF (Varoom GLWB 5)*	628	370	258	7	—	—	2,008	2,008	2,015	2,273
Vanguard Intermediate-Term Corporate Bond Index ETF (Varoom)	394	396	(2)	49	—	107	735	628	677	675
Vanguard Intermediate-Term Corporate Bond Index ETF (Varoom GLWB 2)	833	584	249	162	—	86	1,339	1,253	1,415	1,664

See accompanying notes.

* - 2012 inception date of division.

Separate Account I

of

Integrity Life Insurance Company

Statements of Operations (continued)

For the Year Ended December 31, 2012

	Investment			Realized and unrealized gain (loss) on investments
	Income	Expenses				Net unrealized appreciation (depreciation) of investments
Subaccount	Reinvested dividends	Mortality and expense risk and administrative charges	Net investment income (loss)	Realized gain (loss) on sales of investments	Realized gain distributions	Beginning of period	End of period	Change in net unrealized appreciation (depreciation) during the period	Net realized and unrealized gain (loss) on investments	Net increase (decrease) in net assets resulting from operations
ETF Shares (continued):
Vanguard Intermediate-Term Corporate Bond Index ETF (Varoom GLWB 5)*	$534	$234	$300	$17	$—	$—	$(100)	$(100)	$(83)	$217
Vanguard Large-Cap Index ETF (Varoom)	1,072	960	112	115	—	(9)	2,513	2,522	2,637	2,749
Vanguard Large-Cap Index ETF (Varoom GLWB 2)	7,114	8,581	(1,467)	5,202	—	(2,640)	32,524	35,164	40,366	38,899
Vanguard Large-Cap Index ETF (Varoom GLWB 3)*	177	103	74	72	—	—	332	332	404	478
Vanguard Large-Cap Index ETF (Varoom GLWB 5)*	1,646	811	835	(1)	—	—	1,826	1,826	1,825	2,660
Vanguard Mega Cap Index ETF (Varoom)	52	40	12	5	—	4	261	257	262	274
Vanguard Mega Cap Index ETF (Varoom GLWB 2)	234	247	(13)	83	—	(37)	1,003	1,040	1,123	1,110
Vanguard Mega Cap Index ETF (Varoom GLWB 3)*	234	138	96	135	—	—	484	484	619	715
Vanguard Mega Cap Index ETF (Varoom GLWB 5)*	505	196	309	2	—	—	146	146	148	457
Vanguard REIT Index ETF (Varoom)	3,501	1,873	1,628	395	—	122	8,234	8,112	8,507	10,135
Vanguard REIT Index ETF (Varoom GLWB 2)	3,840	2,693	1,147	1,526	—	1,345	12,450	11,105	12,631	13,778
Vanguard REIT Index ETF (Varoom GLWB 3)*	614	235	379	160	—	—	489	489	649	1,028
Vanguard REIT Index ETF (Varoom GLWB 5)*	1,586	565	1,021	48	—	—	1,620	1,620	1,668	2,689
Vanguard Total Bond Market Index ETF (Varoom)	3,976	27,300	(23,324)	284	—	675	1,158	483	767	(22,557)
Vanguard Total Bond Market Index ETF (Varoom GLWB 1)	207,845	152,916	54,929	31,311	—	81,843	87,636	5,793	37,104	92,033
Vanguard Total Bond Market Index ETF (Varoom GLWB 2)	22,650	18,301	4,349	6,646	—	12,864	10,681	(2,183)	4,463	8,812
Vanguard Total Bond Market Index ETF (Varoom GLWB 3)*	1,488	653	835	18	—	—	(780)	(780)	(762)	73
Vanguard Total Bond Market Index ETF (Varoom GLWB 4)*	103,674	65,668	38,006	3,022	—	—	(31,936)	(31,936)	(28,914)	9,092
Vanguard Total Bond Market Index ETF (Varoom GLWB 5)*	6,487	4,651	1,836	268	—	—	(1,384)	(1,384)	(1,116)	720
Vanguard VI Money Market (Varoom GLWB 2)	4	102	(98)	—	—	—	—	—	—	(98)
Vanguard VI Money Market (Varoom GLWB 5)*	11	273	(262)	—	—	—	—	—	—	(262)
Vanguard Short Term Bond ETF (Varoom)*	29	27	2	2	—	—	2,270	2,270	2,272	2,274
Vanguard Short Term Bond ETF (Varoom GLWB 3)*	333	316	17	55	—	—	(88)	(88)	(33)	(16)
Vanguard Short Term Bond ETF (Varoom GLWB 5)*	331	365	(34)	—	1	—	(166)	(166)	(166)	(200)

See accompanying notes.

* - 2012 inception date of division.

Separate Account I

of

Integrity Life Insurance Company

Statements of Changes in Net Assets

For the Year Ended December 31, 2012

	Inccrease (deccrease) in net assets from operations				Increase (decrease) in net assets from contract related transactions								Unit Transactions
Subaccount	Net investment income (loss)	Realized gain (loss)	Change in net unrealized appreciation (depreciation) during the period	Net increase (decrease) in net assets resulting from operations	Contributions from contract holders	Contract terminations and benefits	Net transfers among investment options	Contract maintenance charges	Net increase (decrease) in net assets from contract related transactions	Increase (decrease) in net assets	Net assets, beginning of period	Net assets, end of period	Units purchased	Units redeemed	Units transferred	Increase (decrease) in units
Affiliated:
Touchstone Aggressive ETF (AdvantEdge ™)	$270	$1,663	$8,795	$10,728	$—	$(3,999)	$1,048	$(1,069)	$(4,020)	$6,708	$102,008	$108,716	—	(500)	102	(398)
Touchstone Aggressive ETF (AnnuiChoice ™)	1,806	39,819	33,262	74,887	4,752	(26,920)	(448,105)	(384)	(470,657)	(395,770)	786,060	390,290	382	(2,167)	(35,566)	(37,351)
Touchstone Aggressive ETF (AnnuiChoice II ™)	3,004	54,562	5,995	63,561	1,595	(154,015)	(2,988)	(6,346)	(161,754)	(98,193)	626,320	528,127	106	(10,864)	(101)	(10,859)
Touchstone Aggressive ETF (GrandMaster flex3 ™)	(7,033)	176,938	67,350	237,255	—	(728,415)	(1,431,174)	(617)	(2,160,206)	(1,922,951)	2,823,171	900,220	—	(60,768)	(118,511)	(179,279)
Touchstone Aggressive ETF (Grandmaster ™)	622	419	8,884	9,925	—	(355)	9,620	(5)	9,260	19,185	87,522	106,707	—	(30)	782	752
Touchstone Aggressive ETF (IQ Advisor Standard™)	213	26	1,420	1,659	—	—	1,800	—	1,800	3,459	13,266	16,725	—	—	133	133
Touchstone Aggressive ETF (IQ Annuity ™)	9,587	(37,451)	351,912	324,048	994	(238,173)	(197,435)	(298)	(434,912)	(110,864)	3,090,032	2,979,168	80	(19,683)	(16,230)	(35,833)
Touchstone Aggressive ETF (Pinnacle ™)	(998)	28,935	8,915	36,852	—	(48,171)	(317,189)	(171)	(365,531)	(328,679)	433,625	104,946	—	(3,942)	(25,859)	(29,801)
Touchstone Aggressive ETF (Pinnacle IV ™)	(2,474)	70,511	8,969	77,006	500	(194,927)	(490,287)	(479)	(685,193)	(608,187)	960,450	352,263	41	(16,140)	(40,808)	(56,907)
Touchstone Aggressive ETF (Pinnacle Plus ™)	(51)	11,188	1,381	12,518	—	(24,056)	(9,296)	(427)	(33,779)	(21,261)	124,109	102,848	—	(2,018)	(788)	(2,806)
Touchstone Aggressive ETF (Pinnacle V ™)	7,636	76,452	70,715	154,803	386,288	(192,832)	(177,419)	(10,904)	5,133	159,936	1,432,330	1,592,266	26,097	(13,838)	(11,950)	309
Touchstone Baron Small Cap Growth (Pinnacle ™)	234,853	(91,828)	112,426	255,451	220	(144,231)	(441,844)	(572)	(586,427)	(330,976)	1,793,748	1,462,772	6	(3,862)	(11,953)	(15,809)
Touchstone Baron Small Cap Growth (Pinnacle IV ™)	153,721	65,733	(52,017)	167,437	2,348	(147,464)	(383,275)	(461)	(528,852)	(361,415)	1,359,686	998,271	114	(7,167)	(19,544)	(26,597)
Touchstone Baron Small Cap Growth (Pinnacle Plus II Reduced M&E ™)*	68,968	160	(26,187)	42,941	—	(748)	374,989	(74)	374,167	417,108	—	417,108	—	—	10,187	10,187
Touchstone Baron Small Cap Growth (Pinnacle V ™)	84,588	28,254	(46,300)	66,542	190,625	(14,870)	(114,930)	(1,781)	59,044	125,586	409,581	535,167	16,577	(1,453)	(10,687)	4,437
Touchstone Baron Small Cap Growth (AdvantEdge ™)	70,228	60,313	(60,420)	70,121	41,925	(11,286)	(195,194)	(2,957)	(167,512)	(97,391)	544,395	447,004	3,412	(1,129)	(16,345)	(14,062)
Touchstone Baron Small Cap Growth (AnnuiChoice II ™)	55,830	15,661	(24,119)	47,372	122,313	(47,382)	(8,030)	(285)	66,616	113,988	226,425	340,413	9,208	(3,676)	(587)	4,945
Touchstone Baron Small Cap Growth (AnnuiChoice ™)	85,941	124,306	(117,925)	92,322	606	(138,116)	(142,603)	(1,092)	(281,205)	(188,883)	650,325	461,442	28	(6,445)	(6,382)	(12,799)
Touchstone Baron Small Cap Growth (GrandMaster flex3 ™)	67,058	58,179	(58,567)	66,670	—	(88,173)	62,024	(347)	(26,496)	40,174	373,135	413,309	—	(4,426)	3,262	(1,164)
Touchstone Baron Small Cap Growth (Grandmaster ™)	45,223	18,381	(17,412)	46,192	—	(8,906)	(27,341)	(28)	(36,275)	9,917	272,005	281,922	—	(527)	(1,459)	(1,986)
Touchstone Baron Small Cap Growth (IQ Advisor Enhanced ™)	797	5	(65)	737	—	—	—	—	—	737	4,054	4,791	—	—	—	—
Touchstone Baron Small Cap Growth (IQ Advisor Standard ™)	16,381	35,433	(29,013)	22,801	—	(9,811)	(96,365)	—	(106,176)	(83,375)	182,606	99,231	—	(505)	(5,008)	(5,513)
Touchstone Baron Small Cap Growth (IQ Annuity ™)	356,797	568,876	(540,202)	385,471	30,060	(232,461)	(695,109)	(1,358)	(898,868)	(513,397)	2,725,789	2,212,392	1,417	(11,037)	(33,808)	(43,428)
Touchstone Baron Small Cap Growth (Pinnacle Plus ™)	56,167	31,190	(33,169)	54,188	365	(49,277)	31,997	(967)	(17,882)	36,306	318,290	354,596	18	(2,476)	1,619	(839)
Touchstone Conservative ETF (AdvantEdge ™)	5,666	3,196	7,126	15,988	10,000	(10,129)	1,134	(3,866)	(2,861)	13,127	318,819	331,946	884	(1,232)	97	(251)
Touchstone Conservative ETF (AnnuiChoice II ™)	27,163	24,633	19,703	71,499	21,288	(153,530)	12,105	(10,828)	(130,965)	(59,466)	1,340,208	1,280,742	1,662	(12,779)	947	(10,170)
Touchstone Conservative ETF (AnnuiChoice ™)	21,257	14,325	16,857	52,439	—	(10,380)	(47,471)	(176)	(58,027)	(5,588)	937,147	931,559	—	(800)	(3,556)	(4,356)
Touchstone Conservative ETF (GrandMaster flex3 ™)	13,448	20,954	(7,046)	27,356	—	(124,736)	104,228	(571)	(21,079)	6,277	588,395	594,672	—	(10,007)	8,175	(1,832)
Touchstone Conservative ETF (Grandmaster ™)	(2,256)	42,058	(20,670)	19,132	—	(321,338)	(28,551)	(21)	(349,910)	(330,778)	388,599	57,821	—	(24,602)	(2,240)	(26,842)
Touchstone Conservative ETF (IQ Advisor Standard ™)	4,178	133	4,450	8,761	—	—	1,800	—	1,800	10,561	143,039	153,600	—	—	128	128
Touchstone Conservative ETF (IQ Annuity ™)	11,646	82,907	(37,149)	57,404	19,700	(486,218)	15,515	(1,140)	(452,143)	(394,739)	1,223,562	828,823	1,539	(38,030)	1,200	(35,291)
Touchstone Conservative ETF (Pinnacle ™)	2,202	13,385	(6,720)	8,867	598	(4,082)	(83,719)	(19)	(87,222)	(78,355)	199,967	121,612	47	(316)	(6,525)	(6,794)
Touchstone Conservative ETF (Pinnacle IV ™)	7,557	100,925	(57,818)	50,664	624	(436,891)	(8,877)	(474)	(445,618)	(394,954)	1,034,068	639,114	49	(33,967)	(633)	(34,551)
Touchstone Conservative ETF (Pinnacle Plus II Reduced M&E ™)*	1,786	6	(193)	1,599	—	(11,111)	84,567	—	73,456	75,055	—	75,055	—	—	5,721	5,721
Touchstone Conservative ETF (Pinnacle Plus ™)	4,147	2,639	4,804	11,590	—	(10,330)	10,291	(208)	(247)	11,343	236,945	248,288	—	(836)	806	(30)
Touchstone Conservative ETF Fund (Pinnacle V ™)	76,789	53,656	33,489	163,934	603,389	(112,055)	713,527	(23,009)	1,181,852	1,345,786	2,546,985	3,892,771	47,512	(10,715)	57,467	94,264
Touchstone Core Bond (AdvantEdge ™)	9,375	613	(1,880)	8,108	—	(4,701)	(6,938)	(932)	(12,571)	(4,463)	226,696	222,233	—	(452)	(544)	(996)
Touchstone Core Bond (AnnuiChoice II ™)	9,559	6,425	(7,185)	8,799	736	(85,738)	12,102	(2,136)	(75,036)	(66,237)	272,088	205,851	55	(6,617)	894	(5,668)
Touchstone Core Bond (AnnuiChoice ™)	46,935	2,593	(13,337)	36,191	—	(72,741)	156,583	(1,399)	82,443	118,634	875,761	994,395	—	(4,606)	9,599	4,993
Touchstone Core Bond (GrandMaster flex3 ™)	16,175	13,667	(14,325)	15,517	—	(73,555)	(30,089)	(721)	(104,365)	(88,848)	475,342	386,494	—	(5,178)	(2,088)	(7,266)
Touchstone Core Bond (Grandmaster ™)	82,295	(1,701)	(4,369)	76,225	429	(261,574)	(181,187)	(689)	(443,021)	(366,796)	2,196,019	1,829,223	32	(19,158)	(13,026)	(32,152)
Touchstone Core Bond (IQ Advisor Standard ™)	9,421	342	(1,773)	7,990	—	(3,189)	—	—	(3,189)	4,801	173,015	177,816	—	(220)	—	(220)
Touchstone Core Bond (IQ Annuity ™)	24,844	6,904	(10,728)	21,020	—	(67,893)	7,963	(471)	(60,401)	(39,381)	602,465	563,084	—	(4,581)	530	(4,051)
Touchstone Core Bond (Pinnacle ™)	31,730	7,955	(12,706)	26,979	1,200	(75,722)	9,182	(46)	(65,386)	(38,407)	733,112	694,705	83	(5,167)	608	(4,476)
Touchstone Core Bond (Pinnacle IV ™)	194,500	(9,544)	(13,583)	171,373	4,310	(478,120)	(437,745)	(1,329)	(912,884)	(741,511)	5,125,108	4,383,597	296	(33,434)	(30,244)	(63,382)
Touchstone Core Bond (Pinnacle Plus ™)	21,185	3,959	(6,069)	19,075	160	(131,311)	(70,469)	(1,231)	(202,851)	(183,776)	702,444	518,668	12	(10,089)	(5,379)	(15,456)
Touchstone Core Bond (PinnacleV ™)	203,093	(6,838)	(41,065)	155,190	380,553	(277,569)	227,647	(10,155)	320,476	475,666	4,123,683	4,599,349	29,577	(22,485)	17,513	24,605
Touchstone Enhanced ETF (AdvantEdge ™)	(3,365)	3,082	48,704	48,421	—	—	(2,004)	(999)	(3,003)	45,418	396,243	441,661	—	(101)	(212)	(313)
Touchstone Enhanced ETF (AnnuiChoice II ™)	(1,937)	22,879	(4,385)	16,557	1,205	(114,305)	(476)	(484)	(114,060)	(97,503)	217,955	120,452	85	(8,405)	(95)	(8,415)
Touchstone Enhanced ETF (AnnuiChoice ™)	(4,019)	(34,803)	136,977	98,155	—	(82,221)	(588,274)	(308)	(670,803)	(572,648)	989,817	417,169	—	(6,935)	(48,588)	(55,523)
Touchstone Enhanced ETF (GrandMaster flex3 ™)	(4,608)	32,290	40,464	68,146	180	(111,698)	(7,705)	(687)	(119,910)	(51,764)	598,678	546,914	17	(9,780)	(646)	(10,409)
Touchstone Enhanced ETF (Grandmaster ™)	(540)	8,721	1,868	10,049	—	(31,061)	—	(30)	(31,091)	(21,042)	95,168	74,126	—	(2,690)	—	(2,690)
Touchstone Enhanced ETF (IQ Advisor Enhanced ™)	2	(48)	2,377	2,331	—	—	—	—	—	2,331	17,671	20,002	—	—	—	—
Touchstone Enhanced ETF (IQ Advisor Standard ™)	329	(9,705)	31,758	22,382	—	(18,986)	1,800	—	(17,186)	5,196	171,255	176,451	—	(1,404)	136	(1,268)

See accompanying notes.

Separate Account I

of

Integrity Life Insurance Company

Statements of Changes in Net Assets (continued)

For the Year Ended December 31, 2012

	Inccrease (deccrease) in net assets from operations				Increase (decrease) in net assets from contract related transactions								Unit Transactions
Subaccount	Net investment income (loss)	Realized gain (loss)	Change in net unrealized appreciation (depreciation) during the period	Net increase (decrease) in net assets resulting from operations	Contributions from contract holders	Contract terminations and benefits	Net transfers among investment options	Contract maintenance charges	Net increase (decrease) in net assets from contract related transactions	Increase (decrease) in net assets	Net assets, beginning of period	Net assets, end of period	Units purchased	Units redeemed	Units transferred	Increase (decrease) in units
Affiliated (continued):
Touchstone Enhanced ETF (IQ Annuity ™)	$(22,058)	$(159,514)	$561,864	$380,292	$1,234	$(191,870)	$(7,134)	$(597)	$(198,367)	$181,925	$3,119,000	$3,300,925	103	(16,523)	(540)	(16,960)
Touchstone Enhanced ETF (Pinnacle ™)	(1,528)	5,005	28,849	32,326	—	(14,354)	(343)	(169)	(14,866)	17,460	265,031	282,491	—	(1,262)	(28)	(1,290)
Touchstone Enhanced ETF (Pinnacle IV ™)	(5,349)	47,268	38,603	80,522	5,544	(137,648)	(15,472)	(755)	(148,331)	(67,809)	688,668	620,859	479	(11,792)	(1,307)	(12,620)
Touchstone Enhanced ETF (Pinnacle Plus ™)	(2,290)	12,228	15,370	25,308	—	(12,557)	(37,285)	(280)	(50,122)	(24,814)	254,125	229,311	—	(1,175)	(3,496)	(4,671)
Touchstone Enhanced ETF (Pinnacle V ™)	(1,160)	43,331	(23,087)	19,084	50	(65,590)	(96,239)	(212)	(161,991)	(142,907)	218,296	75,389	4	(4,726)	(6,848)	(11,570)
Touchstone GMAB Aggressive ETF (AnnuiChoice II ™)	191	1,822	16,685	18,698	—	(2,883)	—	(192)	(3,075)	15,623	179,176	194,799	—	(223)	—	(223)
Touchstone GMAB Aggressive ETF (Pinnacle IV ™)	(1,232)	4,146	57,413	60,327	—	—	—	(584)	(584)	59,743	587,615	647,358	—	(40)	—	(40)
Touchstone GMAB Aggressive ETF (Pinnacle V ™)	(1,879)	6,027	53,386	57,534	—	(6,729)	—	(429)	(7,158)	50,376	571,429	621,805	—	(512)	1	(511)
Touchstone GMAB Conservative ETF (AnnuiChoice II ™)	4,035	3,200	5,139	12,374	—	(14,038)	—	(498)	(14,536)	(2,162)	264,131	261,969	—	(1,171)	—	(1,171)
Touchstone GMAB Conservative ETF (Pinnacle IV ™)	6,196	18,474	3,395	28,065	—	(65,314)	(22,302)	(233)	(87,849)	(59,784)	642,484	582,700	—	(5,232)	(1,791)	(7,023)
Touchstone GMAB Conservative ETF (Pinnacle V ™)	6,520	2,221	15,242	23,983	—	—	—	(192)	(192)	23,791	541,172	564,963	—	(15)	—	(15)
Touchstone GMAB Moderate ETF (AnnuiChoice II ™)	62	123	1,757	1,942	—	—	—	(30)	(30)	1,912	24,237	26,149	—	(2)	—	(2)
Touchstone GMAB Moderate ETF (AnnuiChoice ™)	120	509	2,138	2,767	—	(1,404)	—	(15)	(1,419)	1,348	34,461	35,809	—	(103)	—	(103)
Touchstone GMAB Moderate ETF (Pinnacle IV ™)	(1,218)	67,195	13,464	79,441	49,754	(248,655)	—	(343)	(199,244)	(119,803)	1,127,535	1,007,732	3,533	(18,288)	—	(14,755)
Touchstone GMAB Moderate ETF(Pinnacle V ™)	(3,481)	92,968	(9,142)	80,345	10,695	(345,150)	—	(417)	(334,872)	(254,527)	1,162,679	908,152	787	(25,386)	18	(24,581)
Touchstone High Yield (AdvantEdge ™)	60,235	124	61,893	122,252	31,599	(72,161)	(228,741)	(1,818)	(271,121)	(148,869)	1,280,458	1,131,589	2,285	(5,467)	(17,646)	(20,828)
Touchstone High Yield (AnnuiChoice II ™)	6,845	12,652	(5,188)	14,309	1,205	(36,862)	(1,039)	(307)	(37,003)	(22,694)	142,018	119,324	85	(2,677)	(71)	(2,663)
Touchstone High Yield (AnnuiChoice ™)	20,338	8,814	7,530	36,682	—	(37,370)	45,858	(621)	7,867	44,549	291,389	335,938	—	(1,904)	2,307	403
Touchstone High Yield (GrandMaster flex3 ™)	16,820	(19,965)	83,754	80,609	77,638	(471,583)	(428,146)	(336)	(822,427)	(741,818)	1,151,194	409,376	4,162	(25,578)	(23,476)	(44,892)
Touchstone High Yield (Grandmaster ™)	9,987	(6,757)	39,499	42,729	—	(17,793)	(290,544)	(64)	(308,401)	(265,672)	483,954	218,282	—	(1,178)	(18,580)	(19,758)
Touchstone High Yield (IQ Advisor Standard™)	127	—	(21)	106	—	—	1,800	—	1,800	1,906	—	1,906	—	—	110	110
Touchstone High Yield (IQ Annuity ™)	26,012	(10,730)	54,999	70,281	1,114	(69,046)	(231,005)	(526)	(299,463)	(229,182)	728,972	499,790	59	(3,635)	(12,000)	(15,576)
Touchstone High Yield (Pinnacle ™)	35,880	(245)	77,596	113,231	8,623	(357,031)	(325,231)	(333)	(673,972)	(560,741)	1,253,151	692,410	469	(18,718)	(17,696)	(35,945)
Touchstone High Yield (Pinnacle IV ™)	296,541	336,848	(54,730)	578,659	31,805	(1,031,734)	1,513,661	(837)	512,895	1,091,554	4,341,118	5,432,672	1,768	(56,257)	84,150	29,661
Touchstone High Yield (Pinnacle Plus II Reduced M&E ™)*	334	1	64	399	—	—	5,095	(8)	5,087	5,486	—	5,486	—	—	277	277
Touchstone High Yield (Pinnacle Plus ™)	17,437	1,763	14,861	34,061	—	(58,385)	118,938	(640)	59,913	93,974	244,856	338,830	30	(3,703)	7,541	3,868
Touchstone High Yield (PinnacleV ™)	563,096	51,268	325,030	939,394	1,082,711	(631,960)	2,623,110	(1,689)	3,072,172	4,011,566	6,067,062	10,078,628	86,560	(51,566)	209,988	244,982
Touchstone Large Cap Core Equity (AdvantEdge ™)	193	6,858	54,150	61,201	12,740	(9,206)	6,993	(4,924)	5,603	66,804	581,408	648,212	1,296	(1,380)	760	676
Touchstone Large Cap Core Equity (AnnuiChoice II ™)	1,708	4,047	28,192	33,947	88,859	(62,395)	(3,927)	(711)	21,826	55,773	302,486	358,259	8,278	(5,871)	(342)	2,065
Touchstone Large Cap Core Equity (AnnuiChoice ™)	3,276	43,776	22,373	69,425	100	(84,002)	(13,299)	(1,009)	(98,210)	(28,785)	648,311	619,526	8	(7,129)	(1,118)	(8,239)
Touchstone Large Cap Core Equity (GrandMaster flex3 ™)	(1,008)	37,571	(6,378)	30,185	—	(161,066)	(12,702)	(836)	(174,604)	(144,419)	332,134	187,715	—	(13,483)	(1,015)	(14,498)
Touchstone Large Cap Core Equity (Grandmaster ™)	104	3,369	2,319	5,792	—	(5,756)	15,186	(24)	9,406	15,198	55,013	70,211	—	(452)	1,186	734
Touchstone Large Cap Core Equity (IQ Advisor Standard ™)	216	(51)	2,101	2,266	—	(743)	—	—	(743)	1,523	20,112	21,635	—	(58)	—	(58)
Touchstone Large Cap Core Equity (IQ Annuity ™)	58	(5,973)	47,924	42,009	45	(89,247)	(6,086)	(595)	(95,883)	(53,874)	425,050	371,176	4	(7,828)	(545)	(8,369)
Touchstone Large Cap Core Equity (Pinnacle ™)	7,819	(76,329)	767,515	699,005	9,438	(929,422)	(415,921)	(4,602)	(1,340,507)	(641,502)	6,868,832	6,227,330	721	(71,427)	(31,838)	(102,544)
Touchstone Large Cap Core Equity (Pinnacle IV ™)	(8,051)	188,761	161,137	341,847	25,000	(695,527)	697,174	(1,480)	25,167	367,014	3,224,828	3,591,842	1,986	(54,954)	55,270	2,302
Touchstone Large Cap Core Equity (Pinnacle Plus II Reduced M&E ™)*	1,911	23	2,286	4,220	—	(4,551)	290,467	(68)	285,848	290,068	—	290,068	—	—	21,722	21,722
Touchstone Large Cap Core Equity (Pinnacle Plus ™)	(1,005)	18,478	21,136	38,609	244	(78,940)	39,208	(1,337)	(40,825)	(2,216)	371,892	369,676	18	(6,096)	3,117	(2,961)
Touchstone Large Cap Core Equity (PinnacleV ™)	(4,402)	238,328	299,098	533,024	1,304,358	(547,034)	841,688	(3,400)	1,595,612	2,128,636	4,430,898	6,559,534	150,392	(64,488)	97,250	183,154
Touchstone Mid Cap Growth (AdvantEdge ™)	(524)	(41)	5,697	5,132	—	—	—	(19)	(19)	5,113	28,523	33,636	—	(2)	—	(2)
Touchstone Mid Cap Growth (AnnuiChoice II ™)	(13,648)	(54,105)	259,679	191,926	27,489	(78,917)	546	(793)	(51,675)	140,251	1,046,301	1,186,552	2,214	(6,578)	68	(4,296)
Touchstone Mid Cap Growth (AnnuiChoice ™)	(16,752)	(20,734)	323,230	285,744	8,968	(272,115)	40,460	(3,041)	(225,728)	60,016	1,561,825	1,621,841	502	(15,228)	2,201	(12,525)
Touchstone Mid Cap Growth (GrandMaster flex3 ™)	(2,379)	5,108	20,500	23,229	2,220	(14,063)	399,987	(130)	388,014	411,243	112,673	523,916	126	(840)	22,531	21,817
Touchstone Mid Cap Growth (Grandmaster ™)	(1,290)	7,424	8,363	14,497	—	(1,048)	70,890	(48)	69,794	84,291	49,746	134,037	—	(70)	4,766	4,696
Touchstone Mid Cap Growth (IQ Advisor Standard ™)	(26)	11	766	751	—	—	—	—	—	751	3,904	4,655	—	—	—	—
Touchstone Mid Cap Growth (IQ Annuity ™)	(9,275)	18,156	94,585	103,466	2,239	(52,368)	60,347	(655)	9,563	113,029	592,777	705,806	128	(3,062)	3,219	285
Touchstone Mid Cap Growth (Pinnacle ™)	(7,491)	(75,363)	188,442	105,588	1,807	(192,778)	40,435	(503)	(151,039)	(45,451)	621,806	576,355	109	(11,044)	2,263	(8,672)
Touchstone Mid Cap Growth (Pinnacle IV ™)	(21,737)	213,834	38,832	230,929	6,120	(205,385)	269,488	(995)	69,228	300,157	1,254,430	1,554,587	347	(11,804)	15,421	3,964
Touchstone Mid Cap Growth (Pinnacle Plus II Reduced M&E ™)*	(52)	—	242	190	—	—	5,548	(6)	5,542	5,732	—	5,732	—	—	311	311
Touchstone Mid Cap Growth (Pinnacle Plus ™)	(6,967)	23,338	53,050	69,421	—	(43,100)	(111,679)	(1,923)	(156,702)	(87,281)	448,984	361,703	—	(2,626)	(6,438)	(9,064)
Touchstone Mid Cap Growth (PinnacleV ™)	(20,134)	115,322	118,653	213,841	263,332	(32,268)	(206,295)	(7,765)	17,004	230,845	1,228,602	1,459,447	27,049	(4,063)	(22,115)	871
Touchstone Moderate ETF (AdvantEdge ™)	3,852	3,005	68,924	75,781	11,734	(5,213)	(5,913)	(9,999)	(9,391)	66,390	932,997	999,387	1,068	(1,406)	(543)	(881)
Touchstone Moderate ETF (AnnuiChoice II ™)	17,105	68,299	98,447	183,851	2,282	(220,110)	35,971	(19,296)	(201,153)	(17,302)	2,200,667	2,183,365	210	(22,045)	3,351	(18,484)
Touchstone Moderate ETF (AnnuiChoice ™)	26,198	26,375	246,373	298,946	694	(550,598)	(90,646)	(2,022)	(642,572)	(343,626)	3,446,176	3,102,550	54	(41,624)	(6,854)	(48,424)
Touchstone Moderate ETF (GrandMaster flex3 ™)	1,602	88,288	75,100	164,990	—	(486,022)	(234,836)	(1,121)	(721,979)	(556,989)	2,205,543	1,648,554	—	(39,075)	(18,648)	(57,723)
Touchstone Moderate ETF (Grandmaster ™)	550	19,622	(3,117)	17,055	—	(54,975)	(28,768)	(111)	(83,854)	(66,799)	214,109	147,310	—	(4,434)	(2,093)	(6,527)

See accompanying notes.

* - 2012 inception date of division.

Separate Account I

of

Integrity Life Insurance Company

Statements of Changes in Net Assets (continued)

For the Year Ended December 31, 2012

	Inccrease (deccrease) in net assets from operations				Increase (decrease) in net assets from contract related transactions								Unit Transactions
Subaccount	Net investment income (loss)	Realized gain (loss)	Change in net unrealized appreciation (depreciation) during the period	Net increase (decrease) in net assets resulting from operations	Contributions from contract holders	Contract terminations and benefits	Net transfers among investment options	Contract maintenance charges	Net increase (decrease) in net assets from contract related transactions	Increase (decrease) in net assets	Net assets, beginning of period	Net assets, end of period	Units purchased	Units redeemed	Units transferred	Increase (decrease) in units
Affiliated (continued):
Touchstone Moderate ETF (IQ Advisor Enhanced ™)	$495	$46	$2,932	$3,473	$—	$—	$—	$—	$—	$3,473	$38,345	$41,818	—	—	—	—
Touchstone Moderate ETF (IQ Advisor Standard ™)	1,771	1,263	8,144	11,178	—	(5,513)	1,800	—	(3,713)	7,465	121,338	128,803	—	(392)	129	(263)
Touchstone Moderate ETF (IQ Annuity ™)	9,155	5,030	144,318	158,503	11,036	(196,495)	(4,162)	(1,480)	(191,101)	(32,598)	1,955,447	1,922,849	891	(15,694)	(368)	(15,171)
Touchstone Moderate ETF (Pinnacle ™)	2,181	3,712	39,937	45,830	1,200	(95,058)	(40,764)	(378)	(135,000)	(89,170)	584,044	494,874	96	(7,598)	(3,149)	(10,651)
Touchstone Moderate ETF (Pinnacle IV ™)	14,279	58,941	219,884	293,104	2,388	(359,530)	(125,069)	(1,145)	(483,356)	(190,252)	3,627,402	3,437,150	191	(28,440)	(9,954)	(38,203)
Touchstone Moderate ETF (Pinnacle Plus ™)	148	35,786	(169)	35,765	1,000	(69,903)	(64,092)	(685)	(133,680)	(97,915)	500,261	402,346	79	(5,766)	(5,240)	(10,927)
Touchstone Moderate ETF (Pinnacle V ™)	18,170	130,291	155,887	304,348	468,087	(232,981)	(288,554)	(29,512)	(82,960)	221,388	3,721,028	3,942,416	43,516	(24,392)	(26,806)	(7,682)
Touchstone Money Market (AdvantEdge ™)	(17,949)	—	(6)	(17,955)	468,768	(130,482)	(1,224,343)	(237)	(886,294)	(904,249)	960,369	56,120	48,663	(13,510)	(127,883)	(92,730)
Touchstone Money Market (AnnuiChoice II ™)	(20,547)	—	(12)	(20,559)	21,134	(88,453)	(1,337,441)	(760)	(1,405,520)	(1,426,079)	1,917,463	491,384	2,173	(9,178)	(138,671)	(145,676)
Touchstone Money Market (AnnuiChoice ™)	(12,541)	—	(8)	(12,549)	206	(724,962)	366,744	(1,565)	(359,577)	(372,126)	1,384,150	1,012,024	18	(64,913)	32,757	(32,138)
Touchstone Money Market (GrandMaster flex3™)	(23,895)	—	(9)	(23,904)	43,198	(244,927)	345,814	(1,351)	142,734	118,830	1,275,164	1,393,994	4,140	(23,519)	32,743	13,364
Touchstone Money Market (Grandmaster ™)	(44,944)	—	(22)	(44,966)	75,936	(441,349)	194,005	(1,573)	(172,981)	(217,947)	3,286,729	3,068,782	7,111	(43,713)	20,216	(16,386)
Touchstone Money Market (IQ Advisor Enhanced ™)	(1,813)	—	(1)	(1,814)	—	(13,577)	422,569	—	408,992	407,178	137,772	544,950	—	(1,378)	42,850	41,472
Touchstone Money Market (IQ Annuity ™)	(2,961)	—	(5)	(2,966)	—	(174,933)	(90,919)	(192)	(266,044)	(269,010)	475,865	206,855	—	(16,418)	(8,421)	(24,839)
Touchstone Money Market (IQ3 ™)	(51,649)	—	(20)	(51,669)	225	(1,136,655)	2,568,795	(5,649)	1,426,716	1,375,047	3,019,831	4,394,878	21	(107,387)	241,815	134,449
Touchstone Money Market (Pinnacle ™)	(44,860)	—	(23)	(44,883)	35,961	(1,221,192)	820,493	(2,367)	(367,105)	(411,988)	3,450,529	3,038,541	3,358	(114,840)	76,991	(34,491)
Touchstone Money Market (Pinnacle IV ™)	(36,997)	—	(35)	(37,032)	92,839	(669,404)	(1,812,133)	(1,404)	(2,390,102)	(2,427,134)	5,358,572	2,931,438	8,758	(63,879)	(169,011)	(224,132)
Touchstone Money Market (Pinnacle Plus II Reduced M&E ™)*	(617)	—	—	(617)	—	(396)	66,488	(72)	66,020	65,403	—	65,403	—	—	6,158	6,158
Touchstone Money Market (Pinnacle Plus ™)	(18,199)	—	(8)	(18,207)	2,410	(145,931)	(74,139)	(764)	(218,424)	(236,631)	1,228,473	991,842	253	(15,382)	(7,735)	(22,864)
Touchstone Money Market (Pinnacle V ™)	(24,475)	—	(41)	(24,516)	794,500	(1,082,805)	(3,636,451)	(235)	(3,924,991)	(3,949,507)	6,187,865	2,238,358	82,429	(112,545)	(375,738)	(405,854)
Touchstone Third Avenue Value (AdvantEdge ™)	(5,770)	(17,692)	85,743	62,281	31,500	(2,900)	(250,957)	(214)	(222,571)	(160,290)	542,294	382,004	3,447	(335)	(30,214)	(27,102)
Touchstone Third Avenue Value (AnnuiChoice II ™)	(9,439)	(66,872)	221,892	145,581	23,068	(64,175)	(111,718)	(1,342)	(154,167)	(8,586)	807,765	799,179	2,663	(7,366)	(11,829)	(16,532)
Touchstone Third Avenue Value (AnnuiChoice ™)	(18,581)	107,684	243,384	332,487	3,042	(166,902)	(254,995)	(3,318)	(422,173)	(89,686)	1,881,358	1,791,672	174	(9,750)	(14,778)	(24,354)
Touchstone Third Avenue Value (GrandMaster flex3 ™)	(9,220)	29,604	80,003	100,387	10,088	(84,463)	(37,181)	(549)	(112,105)	(11,718)	574,713	562,995	695	(6,007)	(2,546)	(7,858)
Touchstone Third Avenue Value (Grandmaster ™)	(11,428)	(99,340)	256,294	145,526	1,257	(81,642)	(61,493)	(245)	(142,123)	3,403	818,464	821,867	100	(6,214)	(4,443)	(10,557)
Touchstone Third Avenue Value (IQ Advisor Enhanced ™)	(9)	2	205	198	—	—	—	—	—	198	1,003	1,201	—	—	—	—
Touchstone Third Avenue Value (IQ Advisor Standard ™)	(2,084)	(2,010)	70,440	66,346	—	(13,126)	(51,436)	—	(64,562)	1,784	353,908	355,692	—	(939)	(3,641)	(4,580)
Touchstone Third Avenue Value (IQ Annuity ™)	(30,850)	(247,482)	639,569	361,237	65,687	(275,041)	(61,494)	(2,093)	(272,941)	88,296	2,044,985	2,133,281	4,354	(18,629)	(4,126)	(18,401)
Touchstone Third Avenue Value (Pinnacle ™)	(73,911)	(1,267,697)	2,313,667	972,059	6,947	(681,672)	(620,945)	(2,407)	(1,298,077)	(326,018)	5,611,267	5,285,249	153	(15,041)	(13,441)	(28,329)
Touchstone Third Avenue Value (Pinnacle IV ™)	(46,014)	181,130	397,742	532,858	7,276	(546,065)	69,845	(2,071)	(471,015)	61,843	3,014,438	3,076,281	477	(35,883)	4,222	(31,184)
Touchstone Third Avenue Value (Pinnacle Plus II Reduced M&E ™)*	(3,265)	(99)	18,379	15,015	—	—	356,854	(72)	356,782	371,797	—	371,797	—	—	7,526	7,526
Touchstone Third Avenue Value (Pinnacle Plus ™)	(14,288)	6,493	149,269	141,474	6,607	(91,077)	29,604	(1,225)	(56,091)	85,383	777,336	862,719	408	(5,794)	1,900	(3,486)
Touchstone Third Avenue Value (Pinnacle V ™)	(10,459)	94,687	30,702	114,930	100,277	(308,278)	(219,937)	(976)	(428,914)	(313,984)	801,324	487,340	13,067	(40,394)	(29,041)	(56,368)
Non-Affiliated:
JP Morgan IT Mid Cap Value (AnnuiChoice ™)	307	29,491	(4,203)	25,595	—	(63,476)	(3,851)	(436)	(67,763)	(42,168)	165,615	123,447	—	(3,596)	(214)	(3,810)
JP Morgan IT Mid Cap Value (GrandMaster flex3 ™)	(684)	12,707	11,430	23,453	—	(18,515)	(6,745)	(221)	(25,481)	(2,028)	130,161	128,133	—	(1,013)	(361)	(1,374)
JP Morgan IT Mid Cap Value (Grandmaster ™)	(197)	3,677	8,441	11,921	—	(138)	(7,272)	(11)	(7,421)	4,500	66,186	70,686	—	(9)	(404)	(413)
JP Morgan IT Mid Cap Value (IQ3 ™)	(235)	3,014	7,094	9,873	—	(5,990)	—	(53)	(6,043)	3,830	55,264	59,094	—	(339)	—	(339)
JP Morgan IT Mid Cap Value (Pinnacle ™)	(221)	3,696	9,243	12,718	—	(4,538)	(3,172)	(96)	(7,806)	4,912	72,356	77,268	—	(262)	(190)	(452)
JP Morgan IT Mid Cap Value (Pinnacle IV ™)	(1,814)	56,370	25,100	79,656	—	(109,302)	(4,683)	(479)	(114,464)	(34,808)	437,681	402,873	—	(5,835)	(262)	(6,097)
JP Morgan IT Mid Cap Value (Pinnacle Plus ™)	(422)	4,113	7,508	11,199	—	(8,777)	—	(179)	(8,956)	2,243	67,437	69,680	—	(536)	—	(536)
Van Kampen UIF Emerging Markets Debt (Pinnacle ™)	10,423	33,113	66,115	109,651	4,333	(130,057)	(62,199)	(481)	(188,404)	(78,753)	781,537	702,784	179	(5,368)	(2,544)	(7,733)
Van Kampen UIF Emerging Markets Debt (Pinnacle Plus II Reduced M&E ™)*	677	11	3,228	3,916	—	—	34,498	—	34,498	38,414	—	38,414	—	—	1,435	1,435
Van Kampen UIF U.S. Real Estate (Pinnacle ™)	(6,899)	31,335	149,546	173,982	3,282	(173,147)	87,944	(694)	(82,615)	91,367	1,283,416	1,374,783	103	(5,622)	2,716	(2,803)
Non-Affiliated Initial Class:
Fidelity VIP Balanced (Pinnacle ™)	86,735	27,185	101,798	215,718	—	(222,917)	(166,401)	(846)	(390,164)	(174,446)	1,732,231	1,557,785	—	(20,347)	(15,080)	(35,427)
Fidelity VIP Balanced (Pinnacle Plus II Reduced M&E ™)*	113	(1)	43	155	—	—	5,031	(6)	5,025	5,180	—	5,180	—	—	448	448
Fidelity VIP Overseas (Pinnacle ™)	1,495	(45,000)	86,994	43,489	—	(61,221)	(15,964)	(89)	(77,274)	(33,785)	250,476	216,691	—	(8,168)	(2,088)	(10,256)
Fidelity VIP Overseas (Pinnacle IV ™)	632	(44,605)	66,848	22,875	—	(62,193)	(4,786)	(123)	(67,102)	(44,227)	159,612	115,385	—	(8,713)	(704)	(9,417)
Fidelity VIP Equity-Income (Grandmaster ™)	724,264	(296,087)	899,375	1,327,552	168,155	(1,163,949)	(254,990)	(5,132)	(1,255,916)	71,636	8,963,310	9,034,946	3,127	(23,046)	(4,300)	(24,219)
Fidelity VIP Equity-Income (Pinnacle ™)	200,184	(143,933)	321,642	377,893	13,001	(358,046)	(98,357)	(1,366)	(444,768)	(66,875)	2,541,046	2,474,171	839	(23,654)	(6,433)	(29,248)
Fidelity VIP Equity-Income (Pinnacle Plus II Reduced M&E ™)*	2,450	13	682	3,145	—	—	38,138	—	38,138	41,283	—	41,283	—	—	2,584	2,584
Fidelity VIP Growth (Grandmaster ™)	(55,339)	332,977	583,268	860,906	7,914	(729,853)	(317,425)	(4,454)	(1,043,818)	(182,912)	6,709,152	6,526,240	127	(11,882)	(5,078)	(16,833)
Fidelity VIP High Income (Grandmaster ™)	142,765	2,524	170,673	315,962	86,983	(317,096)	226,767	(975)	(4,321)	311,641	2,859,659	3,171,300	3,601	(13,710)	8,045	(2,064)
Fidelity VIP II Asset Manager (Grandmaster ™)	54,646	50,044	567,802	672,492	78,540	(789,903)	(82,340)	(3,605)	(797,308)	(124,816)	6,428,274	6,303,458	1,935	(19,731)	(2,049)	(19,845)
Fidelity VIP II Contrafund (Grandmaster ™)	(7,456)	(428,071)	1,963,818	1,528,291	38,610	(1,212,769)	(419,471)	(6,306)	(1,599,936)	(71,645)	10,761,321	10,689,676	875	(28,446)	(8,887)	(36,458)

See accompanying notes.

* - 2012 inception date of division.

Separate Account I

of

Integrity Life Insurance Company

Statements of Changes in Net Assets (continued)

For the Year Ended December 31, 2012

	Inccrease (deccrease) in net assets from operations				Increase (decrease) in net assets from contract related transactions								Unit Transactions
Subaccount	Net investment income (loss)	Realized gain (loss)	Change in net unrealized appreciation (depreciation) during the period	Net increase (decrease) in net assets resulting from operations	Contributions from contract holders	Contract terminations and benefits	Net transfers among investment options	Contract maintenance charges	Net increase (decrease) in net assets from contract related transactions	Increase (decrease) in net assets	Net assets, beginning of period	Net assets, end of period	Units purchased	Units redeemed	Units transferred	Increase (decrease) in units
Non-Affiliated Intial Class (continued):
Fidelity VIP II Contrafund (Pinnacle ™)	$(7,486)	$(161,953)	$1,071,472	$902,033	$10,077	$(1,043,546)	$(403,565)	$(3,920)	$(1,440,954)	$(538,921)	$6,471,284	$5,932,363	454	(48,598)	(18,461)	(66,605)
Fidelity VIP II Contrafund (Pinnacle Plus II Reduced M&E ™)*	259	10	2,428	2,697	—	—	59,673	(7)	59,666	62,363	—	62,363	—	—	2,765	2,765
Fidelity VIP II Index 500 (Grandmaster ™)	84,143	216,373	269,055	569,571	—	(541,034)	(63,250)	(2,664)	(606,948)	(37,377)	4,164,695	4,127,318	—	(16,390)	(1,902)	(18,292)
Fidelity VIP II Index 500 (IQ Annuity ™)	5,733	8,407	26,514	40,654	—	(23,364)	(390)	(304)	(24,058)	16,596	290,810	307,406	—	(2,131)	(35)	(2,166)
Fidelity VIP II Index 500 (Pinnacle ™)	54,448	(128,209)	463,262	389,501	—	(416,611)	(248,739)	(1,992)	(667,342)	(277,841)	2,866,394	2,588,553	—	(43,371)	(25,524)	(68,895)
Fidelity VIP II Index 500 (Pinnacle IV ™)	3,359	(15,012)	45,773	34,120	—	(100,236)	—	(77)	(100,313)	(66,193)	242,761	176,568	—	(10,131)	—	(10,131)
Fidelity VIP II Index 500 (Pinnacle Plus II Reduced M&E ™)*	508	13	1,564	2,085	—	—	37,266	(5)	37,261	39,346	—	39,346	—	—	3,925	3,925
Fidelity VIP II Investment Grade Bond (Pinnacle ™)	72,182	36,963	(12,675)	96,470	—	(247,579)	(368,373)	(925)	(616,877)	(520,407)	2,494,352	1,973,945	—	(19,436)	(29,059)	(48,495)
Fidelity VIP II Investment Grade Bond (Pinnacle IV ™)	34,300	21,361	(6,408)	49,253	—	(263,458)	(8,953)	(413)	(272,824)	(223,571)	1,211,696	988,125	—	(20,632)	(705)	(21,337)
Fidelity VIP II Investment Grade Bond (Pinnacle Plus II Reduced M&E ™)*	8,667	261	549	9,477	—	(6,018)	257,866	(8)	251,840	261,317	—	261,317	—	—	20,016	20,016
Fidelity VIP II Investment Grade Bond (AnnuiChoice ™)	15,022	1,762	1,131	17,915	—	(28,701)	—	(1,091)	(29,792)	(11,877)	391,840	379,963	—	(2,320)	—	(2,320)
Fidelity VIP II Investment Grade Bond (AnnuiChoice II ™)	2,018	40	320	2,378	—	—	—	(11)	(11)	2,367	50,855	53,222	—	(1)	—	(1)
Fidelity VIP II Investment Grade Bond (Grandmaster flex3 ™)	7,309	2,550	(543)	9,316	—	(44,910)	—	(684)	(45,594)	(36,278)	252,613	216,335	—	(3,651)	—	(3,651)
Fidelity VIP II Investment Grade Bond (Grandmaster ™)	96,322	32,324	(5,057)	123,589	6,926	(447,709)	(1,317)	(1,052)	(443,152)	(319,563)	2,983,820	2,664,257	183	(11,728)	(33)	(11,578)
Fidelity VIP II Investment Grade Bond (IQ Annuity ™)	37,262	3,166	4,846	45,274	135	(36,448)	—	(400)	(36,713)	8,561	1,057,974	1,066,535	8	(2,041)	(1)	(2,034)
Fidelity VIP II Investment Grade Bond (Pinnacle Plus ™)	2,632	861	(184)	3,309	—	(15,973)	—	(190)	(16,163)	(12,854)	92,154	79,300	—	(1,302)	—	(1,302)
Fidelity VIP III Balanced (Grandmaster ™)	102,466	30,560	121,427	254,453	3,040	(329,439)	1	(1,153)	(327,551)	(73,098)	1,977,239	1,904,141	167	(18,324)	(3)	(18,160)
Fidelity VIP Overseas (AnnuiChoice ™)	1,163	(21,861)	41,836	21,138	—	(1,588)	(32,782)	(793)	(35,163)	(14,025)	124,161	110,136	—	(316)	(4,396)	(4,712)
Fidelity VIP Overseas (AnnuiChoice II ™)	637	(1,714)	10,793	9,716	—	(2,158)	—	(152)	(2,310)	7,406	51,072	58,478	—	(307)	—	(307)
Fidelity VIP Overseas (Grandmaster flex3 ™)	12	39	274	325	—	(117)	—	(8)	(125)	200	1,757	1,957	—	(17)	—	(17)
Fidelity VIP Overseas (Grandmaster ™)	20,260	(106,131)	502,837	416,966	3,878	(306,996)	(62,871)	(1,612)	(367,601)	49,365	2,380,649	2,430,014	142	(12,005)	(2,358)	(14,221)
Fidelity VIP Overseas (IQ Annuity ™)	167	(215)	3,290	3,242	—	(352)	—	(21)	(373)	2,869	17,212	20,081	—	(50)	—	(50)
Fidelity VIP Overseas (Pinnacle Plus ™)	196	5,543	4,598	10,337	—	(18,662)	—	(228)	(18,890)	(8,553)	63,014	54,461	—	(2,602)	—	(2,602)
Non-Affiliated Service Class:
Fidelity VIP Equity-Income (IQ Annuity ™)	27,483	(18,198)	42,471	51,756	672	(49,830)	(14,048)	(183)	(63,389)	(11,633)	357,529	345,896	54	(4,135)	(1,065)	(5,146)
Fidelity VIP Growth (IQ Annuity ™)	(3,551)	17,176	29,273	42,898	—	(30,100)	(29,046)	(300)	(59,446)	(16,548)	343,165	326,617	—	(2,930)	(3,046)	(5,976)
Fidelity VIP Growth (Pinnacle ™)	(4,984)	47,567	33,684	76,267	—	(170,646)	(9,924)	(421)	(180,991)	(104,724)	604,876	500,152	—	(17,019)	(947)	(17,966)
Fidelity VIP Growth (Pinnacle Plus II Reduced M&E ™)*	(5)	—	24	19	—	—	1,320	(6)	1,314	1,333	—	1,333	—	—	130	130
Fidelity VIP High Income (IQ Annuity ™)	15,518	22,438	16,035	53,991	—	(14,540)	(82,279)	(204)	(97,023)	(43,032)	451,392	408,360	—	(1,111)	(6,097)	(7,208)
Fidelity VIP II Asset Manager (IQ Annuity ™)	646	172	8,473	9,291	—	(3,764)	156	(37)	(3,645)	5,646	87,485	93,131	—	(300)	12	(288)
Fidelity VIP II Contrafund (IQ Annuity ™)	(1,987)	(13,466)	120,146	104,693	32,453	(111,595)	(22,686)	(432)	(102,260)	2,433	755,337	757,770	1,974	(7,047)	(1,368)	(6,441)
Fidelity VIP III Balanced (IQ Annuity ™)	6,023	987	8,261	15,271	—	(12,515)	—	(132)	(12,647)	2,624	120,531	123,155	—	(988)	—	(988)
Fidelity VIP III Mid Cap (Grandmaster ™)	91,793	(5,180)	80,290	166,903	35	(181,737)	(6,106)	(626)	(188,434)	(21,531)	1,335,296	1,313,765	1	(5,050)	(168)	(5,217)
Fidelity VIP III Mid Cap (IQ Annuity ™)	54,326	(5,184)	52,656	101,798	547	(131,824)	(8,845)	(269)	(140,391)	(38,593)	831,950	793,357	14	(3,511)	(250)	(3,747)
Fidelity VIP III Mid Cap (Pinnacle ™)	248,818	(13,033)	223,187	458,972	—	(294,188)	(242,020)	(1,719)	(537,927)	(78,955)	3,635,008	3,556,053	—	(8,324)	(6,586)	(14,910)
Fidelity VIP Overseas (IQ Annuity ™)	125	(9,775)	14,467	4,817	—	(378)	(13,534)	(8)	(13,920)	(9,103)	38,561	29,458	—	(37)	(1,298)	(1,335)
Non-Affiliated Service Class 2:
Fidelity VIP Asset Manager (IQ3 ™)	1,346	(2,366)	24,313	23,293	—	(17,115)	(27)	(416)	(17,558)	5,735	225,316	231,051	—	(1,340)	(2)	(1,342)
Fidelity VIP Asset Manager (AdvantEdge ™)	361	941	6,780	8,082	—	(3,727)	575	(527)	(3,679)	4,403	79,665	84,068	—	(415)	56	(359)
Fidelity VIP Asset Manager (AnnuiChoice II ™)	1,084	1,913	1,273	4,270	800	(13,624)	54,446	(114)	41,508	45,778	29,827	75,605	65	(1,093)	4,354	3,326
Fidelity VIP Asset Manager (AnnuiChoice ™)	2,245	(7,737)	33,894	28,402	27,092	(45,875)	(58,355)	(322)	(77,460)	(49,058)	295,966	246,908	2,035	(3,504)	(4,443)	(5,912)
Fidelity VIP Asset Manager (GrandMaster flex3 ™)	450	3,579	7,362	11,391	180	(2,334)	(7,647)	(58)	(9,859)	1,532	109,662	111,194	15	(186)	(578)	(749)
Fidelity VIP Asset Manager (IQ Advisor Standard ™)	24	1	36	61	—	—	1,500	—	1,500	1,561	—	1,561	—	—	109	109
Fidelity VIP Asset Manager (Pinnacle ™)	(187)	11,663	(6,016)	5,460	—	(48,280)	(31,680)	(48)	(80,008)	(74,548)	98,150	23,602	—	(3,793)	(2,483)	(6,276)
Fidelity VIP Asset Manager (Pinnacle IV ™)	503	4,878	8,325	13,706	—	(52,988)	(9,523)	(79)	(62,590)	(48,884)	161,573	112,689	—	(4,199)	(714)	(4,913)
Fidelity VIP Asset Manager (Pinnacle Plus ™)	370	123	6,367	6,860	—	(1,087)	16,419	(196)	15,136	21,996	63,519	85,515	—	(95)	1,214	1,119
Fidelity VIP Asset Manager (Pinnacle V ™)	2,070	2,862	25,557	30,489	40,000	(2,394)	15,148	(1,030)	51,724	82,213	266,086	348,299	3,737	(313)	1,406	4,830
Fidelity VIP Balanced (AdvantEdge ™)	9,807	1,086	13,211	24,104	35,000	(3,441)	(2,157)	(1,539)	27,863	51,967	179,015	230,982	3,131	(461)	(184)	2,486
Fidelity VIP Balanced (AnnuiChoice II ™)	20,677	10,416	17,444	48,537	39,913	(17,875)	4,184	(1,123)	25,099	73,636	345,947	419,583	3,289	(1,535)	367	2,121
Fidelity VIP Balanced (AnnuiChoice ™)	35,394	41,144	8,228	84,766	18,312	(89,104)	(89,335)	(855)	(160,982)	(76,216)	650,333	574,117	1,313	(6,471)	(6,162)	(11,320)
Fidelity VIP Balanced (GrandMaster flex3 ™)	14,706	4,710	17,990	37,406	—	(56,159)	65,288	(483)	8,646	46,052	271,404	317,456	—	(3,751)	4,442	691
Fidelity VIP Balanced (Grandmaster ™)	58,622	(3,489)	86,704	141,837	1,419	(25,122)	24,723	(189)	831	142,668	1,056,320	1,198,988	103	(1,833)	1,910	180
Fidelity VIP Balanced (IQ Advisor Standard ™)	10,316	(63)	12,600	22,853	—	(2,669)	—	—	(2,669)	20,184	162,435	182,619	—	(185)	(1)	(186)
Fidelity VIP Balanced (IQ3 ™)	38,127	23,606	31,376	93,109	5,346	(51,658)	(31,617)	(840)	(78,769)	14,340	732,390	746,730	387	(3,922)	(2,288)	(5,823)
Fidelity VIP Balanced (Pinnacle ™)	26,393	37,250	1,119	64,762	10,857	(124,086)	(49,263)	(201)	(162,693)	(97,931)	543,636	445,705	755	(8,978)	(3,692)	(11,915)
Fidelity VIP Balanced (Pinnacle IV ™)	65,286	25,107	72,378	162,771	2,560	(182,504)	(16,672)	(691)	(197,307)	(34,536)	1,293,802	1,259,266	167	(12,177)	(1,107)	(13,117)

See accompanying notes.

* - 2012 inception date of division.

Separate Account I

of

Integrity Life Insurance Company

Statements of Changes in Net Assets (continued)

For the Year Ended December 31, 2012

	Inccrease (deccrease) in net assets from operations				Increase (decrease) in net assets from contract related transactions								Unit Transactions
Subaccount	Net investment income (loss)	Realized gain (loss)	Change in net unrealized appreciation (depreciation) during the period	Net increase (decrease) in net assets resulting from operations	Contributions from contract holders	Contract terminations and benefits	Net transfers among investment options	Contract maintenance charges	Net increase (decrease) in net assets from contract related transactions	Increase (decrease) in net assets	Net assets, beginning of period	Net assets, end of period	Units purchased	Units redeemed	Units transferred	Increase (decrease) in units
Non-Affiliated Service Class 2 (continued):
Fidelity VIP Balanced (Pinnacle Plus ™)	$6,109	$2,132	$6,707	$14,948	$—	$(17,212)	$16,389	$(225)	$(1,048)	$13,900	$121,771	$135,671	—	(1,298)	1,172	(126)
Fidelity VIP Balanced (Pinnacle V ™)	42,854	38,345	29,775	110,974	7,999	(57,933)	(86,719)	(2,419)	(139,072)	(28,098)	873,580	845,482	760	(5,718)	(8,089)	(13,047)
Fidelity VIP Contrafund (AdvantEdge ™)	(12,344)	69,503	277,312	334,471	64,348	(129,318)	(75,734)	(18,424)	(159,128)	175,343	2,402,668	2,578,011	6,495	(14,936)	(7,526)	(15,967)
Fidelity VIP Contrafund (AnnuiChoice II ™)	(20)	91,693	227,040	318,713	278,361	(64,769)	(39,849)	(7,542)	166,201	484,914	2,067,348	2,552,262	24,494	(6,292)	(3,318)	14,884
Fidelity VIP Contrafund (AnnuiChoice ™)	2,529	205,474	243,917	451,920	30,932	(373,809)	(216,342)	(6,460)	(565,679)	(113,759)	3,213,664	3,099,905	1,913	(24,085)	(13,207)	(35,379)
Fidelity VIP Contrafund (GrandMaster flex3 ™)	(9,563)	213,792	20,000	224,229	18,578	(388,166)	29,090	(1,161)	(341,659)	(117,430)	1,605,263	1,487,833	1,115	(23,668)	2,099	(20,454)
Fidelity VIP Contrafund (IQ Advisor Standard ™)	91	29,997	(3,464)	26,624	—	(13,493)	(152,906)	—	(166,399)	(139,775)	224,685	84,910	—	(812)	(9,500)	(10,312)
Fidelity VIP Contrafund (IQ3 ™)	(16,442)	(87,996)	650,749	546,311	14,049	(479,000)	(41,322)	(3,780)	(510,053)	36,258	3,972,044	4,008,302	851	(29,554)	(2,912)	(31,615)
Fidelity VIP Contrafund (Pinnacle IV ™)	(30,205)	601,752	441,497	1,013,044	33,720	(1,150,353)	95,124	(2,740)	(1,024,249)	(11,205)	7,195,709	7,184,504	2,026	(68,731)	5,736	(60,969)
Fidelity VIP Contrafund (Pinnacle Plus Reduced M&E ™)	3,506	(2)	(628)	2,876	—	—	37,323	—	37,323	40,199	—	40,199	—	—	3,378	3,378
Fidelity VIP Contrafund (Pinnacle Plus ™)	(12,250)	83,598	101,900	173,248	3,979	(183,526)	(236,561)	(1,854)	(417,962)	(244,714)	1,373,745	1,129,031	230	(11,111)	(14,350)	(25,231)
Fidelity VIP Contrafund (Pinnacle V ™)	(17,430)	227,256	490,714	700,540	1,667,422	(314,946)	(517,805)	(33,326)	801,345	1,501,885	4,746,417	6,248,302	169,238	(35,740)	(53,075)	80,423
Fidelity VIP Disciplined Small Cap (Advantedge™)	135	19	203	357	—	—	—	(12)	(12)	345	2,148	2,493	—	(1)	—	(1)
Fidelity VIP Disciplined Small Cap (AnnuiChoice II ™)	2,596	777	3,851	7,224	3,018	(6,584)	(474)	(219)	(4,259)	2,965	42,174	45,139	330	(709)	(50)	(429)
Fidelity VIP Disciplined Small Cap (AnnuiChoice ™)	5,180	6,251	2,346	13,777	72	—	(24,087)	(178)	(24,193)	(10,416)	98,359	87,943	8	(19)	(2,717)	(2,728)
Fidelity VIP Disciplined Small Cap (GrandMaster flex3 ™)	1,873	(45)	3,106	4,934	—	—	(87)	(23)	(110)	4,824	29,642	34,466	—	(2)	(11)	(13)
Fidelity VIP Disciplined Small Cap (GrandMaster ™)	1,632	248	2,730	4,610	—	(3,382)	(26)	(30)	(3,438)	1,172	27,991	29,163	—	(359)	(3)	(362)
Fidelity VIP Disciplined Small Cap (IQ Annuity ™)	3,476	(374)	6,415	9,517	—	(4,795)	—	(53)	(4,848)	4,669	58,276	62,945	—	(524)	—	(524)
Fidelity VIP Disciplined Small Cap (Pinnacle ™)	9,623	29,971	(8,796)	30,798	965	(21,097)	(51,047)	(146)	(71,325)	(40,527)	215,716	175,189	110	(2,418)	(5,491)	(7,799)
Fidelity VIP Disciplined Small Cap (Pinnacle IV ™)	14,934	2,511	26,154	43,599	—	(56,482)	4,804	(198)	(51,876)	(8,277)	272,754	264,477	—	(6,254)	738	(5,516)
Fidelity VIP Disciplined Small Cap (Pinnacle Plus ™)	(36)	1,630	(1,166)	428	—	(7,611)	258	—	(7,353)	(6,925)	6,925	—	—	(832)	—	(832)
Fidelity VIP Disciplined Small Cap (Pinnacle V ™)	7,643	579	6,214	14,436	62,911	(10,017)	2,876	(652)	55,118	69,554	68,849	138,403	6,721	(1,148)	324	5,897
Fidelity VIP Equity-Income (AnnuiChoice II ™)	32,010	21,893	3,176	57,079	8,511	(96,389)	4,863	(648)	(83,663)	(26,584)	408,644	382,060	888	(10,090)	507	(8,695)
Fidelity VIP Equity-Income (AdvantEdge ™)	16,647	2,317	9,610	28,574	—	(362)	155,176	(1,104)	153,710	182,284	75,133	257,417	—	(154)	17,203	17,049
Fidelity VIP Equity-Income (AnnuiChoice ™)	95,342	(117,601)	190,741	168,482	5,409	(187,616)	31,872	(2,156)	(152,491)	15,991	1,167,204	1,183,195	447	(15,588)	2,107	(13,034)
Fidelity VIP Equity-Income (GrandMaster flex3 ™)	16,492	9,065	8,096	33,653	—	(61,467)	(30,673)	(337)	(92,477)	(58,824)	263,157	204,333	—	(5,246)	(2,436)	(7,682)
Fidelity VIP Equity-Income (IQ Advisor Standard ™)	1,969	(66)	1,427	3,330	—	(723)	—	—	(723)	2,607	20,655	23,262	—	(57)	—	(57)
Fidelity VIP Equity-Income (IQ3 ™)	48,138	(35,795)	76,281	88,624	2,814	(88,454)	(25,417)	(473)	(111,530)	(22,906)	620,956	598,050	241	(7,611)	(2,207)	(9,577)
Fidelity VIP Equity-Income (Pinnacle IV ™)	83,879	(76,473)	153,798	161,204	3,607	(235,949)	(140,524)	(810)	(373,676)	(212,472)	1,224,231	1,011,759	303	(20,062)	(11,812)	(31,571)
Fidelity VIP Equity-Income (Pinnacle Plus ™)	56,835	18,813	36,216	111,864	—	(147,770)	105,465	(1,032)	(43,337)	68,527	695,528	764,055	—	(10,701)	8,099	(2,602)
Fidelity VIP Equity-Income (Pinnacle V ™)	65,281	129,474	(69,315)	125,440	231,548	(267,965)	(35,137)	(1,911)	(73,465)	51,975	797,909	849,884	29,192	(33,439)	(3,925)	(8,172)
Fidelity VIP Freedom 2010 (Advantedge ™)	2,708	996	13,173	16,877	—	(1,581)	115	(1,941)	(3,407)	13,470	173,569	187,039	—	(326)	11	(315)
Fidelity VIP Freedom 2010 (AnnuiChoice II ™)	4,693	(362)	19,686	24,017	—	(5,063)	(3,723)	(1,541)	(10,327)	13,690	235,245	248,935	—	(599)	(340)	(939)
Fidelity VIP Freedom 2010 (AnnuiChoice ™)	95	(5)	370	460	—	(179)	—	(3)	(182)	278	4,395	4,673	—	(16)	—	(16)
Fidelity VIP Freedom 2010 (GrandMaster flex3 ™)	1,787	(13)	(1,251)	523	—	(3,349)	87,517	—	84,168	84,691	—	84,691	—	(309)	8,034	7,725
Fidelity VIP Freedom 2010 (GrandMaster ™)	682	75	2,776	3,533	2,000	—	460	—	2,460	5,993	34,571	40,564	185	—	41	226
Fidelity VIP Freedom 2010 (IQ Annuity ™)	2,145	(1,045)	12,863	13,963	—	(20,670)	—	(129)	(20,799)	(6,836)	146,084	139,248	—	(1,939)	—	(1,939)
Fidelity VIP Freedom 2010 (Pinnacle ™)	102	1,240	(413)	929	—	—	(13,014)	(3)	(13,017)	(12,088)	14,182	2,094	—	—	(1,220)	(1,220)
Fidelity VIP Freedom 2010 (Pinnacle IV ™)	950	11,670	(4,797)	7,823	—	(69,716)	—	(53)	(69,769)	(61,946)	125,860	63,914	—	(6,754)	—	(6,754)
Fidelity VIP Freedom 2010 (Pinnacle Plus II Reduced M&E ™)*	(107)	382	—	275	—	(13,262)	13,014	(27)	(275)	—	—	—	—	—	—	—
Fidelity VIP Freedom 2010 (Pinnacle Plus ™)	286	—	1,552	1,838	—	—	—	(16)	(16)	1,822	18,929	20,751	—	(1)	—	(1)
Fidelity VIP Freedom 2010 (Pinnacle V ™)	8,753	52,034	19,199	79,986	97,421	(62,619)	(238,306)	(4,608)	(208,112)	(128,126)	798,937	670,811	9,261	(6,399)	(21,863)	(19,001)
Fidelity VIP Freedom 2015 (AdvantEdge ™)	2,883	(939)	13,095	15,039	—	(12,580)	102	(1,355)	(13,833)	1,206	154,792	155,998	—	(1,311)	9	(1,302)
Fidelity VIP Freedom 2015 (AnnuiChoice II ™)	4,645	(469)	15,027	19,203	9,737	(1,336)	(3,732)	(388)	4,281	23,484	178,937	202,421	915	(162)	(346)	407
Fidelity VIP Freedom 2015 (IQ Advisor Standard ™)	8,381	50	21,306	29,737	—	—	—	—	—	29,737	264,823	294,560	—	—	—	—
Fidelity VIP Freedom 2015 (IQ Annuity ™)	1,813	(68)	6,640	8,385	—	—	—	(54)	(54)	8,331	81,638	89,969	—	(5)	—	(5)
Fidelity VIP Freedom 2015 (Pinnacle ™)	94	20	306	420	—	—	—	(15)	(15)	405	4,061	4,466	—	(1)	—	(1)
Fidelity VIP Freedom 2015 (Pinnacle IV ™)	206	3,157	(229)	3,134	—	(22,249)	(5,075)	(49)	(27,373)	(24,239)	38,511	14,272	—	(2,127)	(469)	(2,596)
Fidelity VIP Freedom 2015 (Pinnacle Plus ™)	2,050	1,729	7,031	10,810	—	(4,390)	—	(20)	(4,410)	6,400	108,860	115,260	—	(421)	—	(421)
Fidelity VIP Freedom 2015 (Pinnacle V ™)	28,885	31,953	77,211	138,049	95,005	(13,895)	(47,122)	(9,761)	24,227	162,276	1,341,943	1,504,219	9,259	(2,295)	(4,544)	2,420
Fidelity VIP Freedom 2020 (AdvantEdge ™)	4,799	4,874	12,313	21,986	100,000	(15,421)	(217)	(1,450)	82,912	104,898	190,244	295,142	9,311	(1,586)	(19)	7,706
Fidelity VIP Freedom 2020 (AnnuiChoice II ™)	12,042	(5,153)	66,915	73,804	—	(54,453)	(7,568)	(2,590)	(64,611)	9,193	665,829	675,022	—	(5,739)	(728)	(6,467)
Fidelity VIP Freedom 2020 (AnnuiChoice ™)	653	(4)	2,925	3,574	—	—	—	(30)	(30)	3,544	29,966	33,510	—	(3)	—	(3)
Fidelity VIP Freedom 2020 (GrandMaster ™)	638	120	3,350	4,108	—	—	—	—	—	4,108	35,608	39,716	—	—	—	—
Fidelity VIP Freedom 2020 (IQ Annuity ™)	38	(2,051)	4,640	2,627	—	(40,761)	—	(26)	(40,787)	(38,160)	38,160	—	—	(4,046)	—	(4,046)
Fidelity VIP Freedom 2020 (Pinnacle IV ™)	1,304	9,998	578	11,880	—	(64,822)	—	(60)	(64,882)	(53,002)	149,147	96,145	—	(6,666)	—	(6,666)

See accompanying notes.

* - 2012 inception date of division.

Separate Account I

of

Integrity Life Insurance Company

Statements of Changes in Net Assets (continued)

For the Year Ended December 31, 2012

	Inccrease (deccrease) in net assets from operations				Increase (decrease) in net assets from contract related transactions								Unit Transactions
Subaccount	Net investment income (loss)	Realized gain (loss)	Change in net unrealized appreciation (depreciation) during the period	Net increase (decrease) in net assets resulting from operations	Contributions from contract holders	Contract terminations and benefits	Net transfers among investment options	Contract maintenance charges	Net increase (decrease) in net assets from contract related transactions	Increase (decrease) in net assets	Net assets, beginning of period	Net assets, end of period	Units purchased	Units redeemed	Units transferred	Increase (decrease) in units
Non-Affiliated Service Class 2 (continued):
Fidelity VIP Freedom 2020 (Pinnacle Plus ™)	$235	$55	$1,541	$1,831	$—	$—	$—	$(2)	$(2)	$1,829	$16,386	$18,215	—	—	—	—
Fidelity VIP Freedom 2020 (Pinnacle V ™)	56,790	69,088	183,109	308,987	481,595	(191,766)	480,999	(25,194)	745,634	1,054,621	2,563,436	3,618,057	48,312	(21,628)	47,303	73,987
Fidelity VIP Freedom 2025 (AnnuiChoice II ™)	2,775	(638)	20,488	22,625	—	—	(7,656)	(711)	(8,367)	14,258	170,058	184,316	—	(70)	(739)	(809)
Fidelity VIP Freedom 2025 (GrandMaster ™)	24	(4)	206	226	—	—	—	(5)	(5)	221	1,728	1,949	—	—	—	—
Fidelity VIP Freedom 2025 (Pinnacle ™)	50	8	387	445	—	—	—	—	—	445	3,362	3,807	—	—	—	—
Fidelity VIP Freedom 2025 (Pinnacle IV ™)	296	(16)	2,513	2,793	—	—	—	(30)	(30)	2,763	21,291	24,054	—	(3)	—	(3)
Fidelity VIP Freedom 2025 (Pinnacle Plus ™)	82	(23)	861	920	—	—	—	—	—	920	7,143	8,063	—	—	—	—
Fidelity VIP Freedom 2025 (Pinnacle V ™)	21,786	18,011	137,786	177,583	42,049	(30,832)	799,492	(17,075)	793,634	971,217	1,002,065	1,973,282	4,307	(4,822)	81,915	81,400
Fidelity VIP Freedom 2030 (AdvantEdge ™)	(554)	10,654	(3,858)	6,242	—	(92,887)	—	—	(92,887)	(86,645)	86,645	—	—	(9,376)	—	(9,376)
Fidelity VIP Freedom 2030 (AnnuiChoice II ™)	2,314	(1,546)	18,551	19,319	—	—	(15,207)	(237)	(15,444)	3,875	143,279	147,154	—	(24)	(1,540)	(1,564)
Fidelity VIP Freedom 2030 (IQ Annuity ™)	826	(42)	4,879	5,663	13,944	—	—	(47)	13,897	19,560	37,585	57,145	1,448	(5)	—	1,443
Fidelity VIP Freedom 2030 (Pinnacle IV ™)	(28)	(2,044)	3,617	1,545	—	(33,024)	—	(4)	(33,028)	(31,483)	31,871	388	—	(3,566)	—	(3,566)
Fidelity VIP Freedom 2030 (Pinnacle V ™)	2,971	4,005	22,226	29,202	—	(6,329)	—	(230)	(6,559)	22,643	219,940	242,583	—	(691)	—	(691)
Fidelity VIP Growth (AnnuiChoice II ™)	(789)	30,021	(2,149)	27,083	—	(69,547)	(40,790)	(222)	(110,559)	(83,476)	222,654	139,178	—	(5,896)	(3,566)	(9,462)
Fidelity VIP Growth (GrandMaster ™)	(5,069)	41,532	18,484	54,947	63,169	(47,066)	(2,383)	(159)	13,561	68,508	429,041	497,549	6,080	(4,925)	124	1,279
Fidelity VIP Growth (AdvantEdge ™)	(831)	1,853	292	1,314	—	—	79,202	(93)	79,109	80,423	25,061	105,484	—	(10)	7,907	7,897
Fidelity VIP Growth (AnnuiChoice ™)	(3,732)	(23,010)	101,355	74,613	3,273	(74,675)	(189,848)	(1,143)	(262,393)	(187,780)	524,359	336,579	353	(8,278)	(20,052)	(27,977)
Fidelity VIP Growth (GrandMaster flex3 ™)	(2,615)	12,894	18,908	29,187	2,960	(83,734)	(1,815)	(377)	(82,966)	(53,779)	259,727	205,948	246	(7,408)	(149)	(7,311)
Fidelity VIP Growth (IQ Advisor Standard ™)	(5)	—	557	552	—	—	—	—	—	552	3,990	4,542	—	—	—	—
Fidelity VIP Growth (IQ3 ™)	(5,203)	(14,345)	78,532	58,984	2,046	(75,455)	(25,916)	(445)	(99,770)	(40,786)	475,322	434,536	217	(8,228)	(2,806)	(10,817)
Fidelity VIP Growth (Pinnacle ™)	(1,933)	19,597	6,501	24,165	5,424	(32,855)	(12,847)	(92)	(40,370)	(16,205)	162,323	146,118	513	(3,156)	(904)	(3,547)
Fidelity VIP Growth (Pinnacle IV ™)	(10,038)	116,700	12,736	119,398	350	(131,454)	(171,543)	(979)	(303,626)	(184,228)	996,591	812,363	34	(12,953)	(17,023)	(29,942)
Fidelity VIP Growth (Pinnacle Plus ™)	(2,593)	2,692	15,823	15,922	—	(30,426)	121,536	(170)	90,940	106,862	96,660	203,522	—	(2,253)	9,390	7,137
Fidelity VIP Growth (Pinnacle V ™)	(6,000)	18,159	37,046	49,205	316,484	(107,372)	39,456	(3,822)	244,746	293,951	390,302	684,253	31,298	(11,055)	3,716	23,959
Fidelity VIP High Income (AdvantEdge ™)	108,235	(7,331)	14,612	115,516	18	(75,377)	1,075,344	(186)	999,799	1,115,315	1,144,652	2,259,967	1	(5,778)	76,760	70,983
Fidelity VIP High Income (AnnuiChoice II ™)	36,261	(2,203)	48,349	82,407	8,811	(60,916)	7,331	(229)	(45,003)	37,404	766,451	803,855	656	(4,353)	(415)	(4,112)
Fidelity VIP High Income (AnnuiChoice ™)	29,978	(7,570)	41,010	63,418	15,380	(44,596)	129,989	(659)	100,114	163,532	458,661	622,193	946	(2,773)	7,843	6,016
Fidelity VIP High Income (GrandMaster flex3 ™)	566,022	(37,965)	858,886	1,386,943	7,700	(2,368,400)	261,090	(652)	(2,100,262)	(713,319)	14,459,952	13,746,633	421	(135,223)	(300)	(135,102)
Fidelity VIP High Income (IQ3 ™)	78,637	19,978	66,703	165,318	—	(88,432)	236,505	(503)	147,570	312,888	1,474,251	1,787,139	—	(4,948)	12,061	7,113
Fidelity VIP High Income (Pinnacle ™)	292,182	(24,700)	404,302	671,784	—	(915,693)	(42,630)	(178)	(958,501)	(286,717)	6,954,430	6,667,713	—	(58,801)	(12,211)	(71,012)
Fidelity VIP High Income (Pinnacle IV ™)	38,797	1,541	60,303	100,641	435	(192,589)	49,170	(308)	(143,292)	(42,651)	929,498	886,847	25	(10,828)	2,319	(8,484)
Fidelity VIP High Income (Pinnacle Plus II Reduced M&E ™)*	19,570	57	2,860	22,487	—	(6,637)	400,296	—	393,659	416,146	—	416,146	—	—	25,621	25,621
Fidelity VIP High Income (Pinnacle Plus ™)	2,682	4,379	2,471	9,532	—	(52,156)	(11,706)	(125)	(63,987)	(54,455)	123,678	69,223	—	(3,309)	(800)	(4,109)
Fidelity VIP High Income (Pinnacle V ™)	38,062	6,310	47,402	91,774	106,089	(14,972)	41,719	(633)	132,203	223,977	693,996	917,973	8,727	(1,254)	3,251	10,724
Fidelity VIP II Index 500 (Pinnacle ™)	11,039	34,390	21,549	66,978	3,974	(102,861)	55,758	(186)	(43,315)	23,663	563,261	586,924	405	(11,061)	5,022	(5,634)
Fidelity VIP II Index 500 (Pinnacle IV ™)	29,801	(26,914)	230,431	233,318	68,077	(223,788)	(231,600)	(623)	(387,934)	(154,616)	1,851,451	1,696,835	7,410	(24,075)	(25,459)	(42,124)
Fidelity VIP II Index 500 (Pinnacle V ™)	30,613	103,480	62,951	197,044	753,509	(283,188)	(13,418)	(6,059)	450,844	647,888	1,311,927	1,959,815	82,103	(31,894)	(1,420)	48,789
Fidelity VIP Index 500 (AdvantEdge ™)	16,290	18,872	99,082	134,244	38,391	(15,778)	(97,253)	(8,354)	(82,994)	51,250	1,013,503	1,064,753	3,787	(2,330)	(9,685)	(8,228)
Fidelity VIP Index 500 (AnnuiChoice II ™)	18,065	21,572	68,069	107,706	169,214	(49,928)	88,459	(2,513)	205,232	312,938	631,731	944,669	18,010	(5,492)	9,802	22,320
Fidelity VIP Index 500 (AnnuiChoice ™)	21,849	(39,289)	137,807	120,367	—	(119,541)	209,521	(1,828)	88,152	208,519	860,188	1,068,707	—	(11,742)	19,231	7,489
Fidelity VIP Index 500 (Grandmaster flex3 ™)	7,981	19,655	(4,622)	23,014	4,640	(93,333)	326,484	(477)	237,314	260,328	191,264	451,592	477	(10,325)	33,843	23,995
Fidelity VIP Index 500 (Grandmaster ™)	10,126	(3,371)	57,089	63,844	—	(4,570)	57,806	(170)	53,066	116,910	455,029	571,939	—	(497)	5,864	5,367
Fidelity VIP Index 500 (IQ Advisor Standard ™)	3,960	14,967	1,354	20,281	—	(14,959)	(1,135)	—	(16,094)	4,187	148,865	153,052	—	(1,477)	(278)	(1,755)
Fidelity VIP Index 500 (IQ3 ™)	18,478	188,820	(64,681)	142,617	1,682	(171,444)	31,089	(1,807)	(140,480)	2,137	1,125,784	1,127,921	151	(15,230)	1,768	(13,311)
Fidelity VIP Index 500 (Pinnacle Plus ™)	3,692	14,584	14,163	32,439	19	(46,400)	24,934	(312)	(21,759)	10,680	238,898	249,578	1	(3,424)	1,878	(1,545)
Fidelity VIP Investment Grade Bond (AdvantEdge ™)	48,084	4,129	4,768	56,981	50,863	(30,425)	21,020	(10,180)	31,278	88,259	1,409,282	1,497,541	4,120	(3,293)	1,823	2,650
Fidelity VIP Investment Grade Bond (AnnuiChoice II ™)	57,885	15,266	(8,962)	64,189	353,769	(133,416)	64,026	(7,491)	276,888	341,077	1,249,421	1,590,498	27,221	(10,741)	4,944	21,424
Fidelity VIP Investment Grade Bond (AnnuiChoice ™)	89,203	27,871	(9,055)	108,019	1,500	(323,731)	(29,585)	(4,655)	(356,471)	(248,452)	2,530,762	2,282,310	91	(19,561)	(1,741)	(21,211)
Fidelity VIP Investment Grade Bond (GrandMaster flex3 ™)	22,267	19,439	(14,935)	26,771	30	(110,439)	119,344	(1,043)	7,892	34,663	647,944	682,607	2	(8,308)	8,967	661
Fidelity VIP Investment Grade Bond (GrandMaster ™)	57,833	32,839	(15,884)	74,788	11,490	(97,904)	(6,424)	(355)	(93,193)	(18,405)	1,713,970	1,695,565	908	(9,550)	1,640	(7,002)
Fidelity VIP Investment Grade Bond (IQ Advisor Standard ™)	11,582	1,303	1,582	14,467	—	(11,268)	(29,746)	—	(41,014)	(26,547)	294,686	268,139	—	(781)	(2,041)	(2,822)
Fidelity VIP Investment Grade Bond (IQ3 ™)	71,813	20,418	(28,905)	63,326	4,581	(271,774)	592,746	(1,726)	323,827	387,153	1,670,060	2,057,213	293	(17,489)	37,237	20,041
Fidelity VIP Investment Grade Bond (Pinnacle ™)	66,789	15,451	1,283	83,523	18,370	(233,853)	3,501	(440)	(212,422)	(128,899)	2,061,256	1,932,357	1,343	(17,103)	260	(15,500)
Fidelity VIP Investment Grade Bond (Pinnacle IV ™)	38,160	24,071	(6,789)	55,442	7,601	(300,389)	(119,387)	(546)	(412,721)	(357,279)	1,494,377	1,137,098	563	(22,129)	(8,851)	(30,417)
Fidelity VIP Investment Grade Bond (Pinnacle Plus II Reduced M&E ™)*	358	39	25	422	—	(800)	11,861	(9)	11,052	11,474	—	11,474	—	—	826	826
Fidelity VIP Investment Grade Bond (Pinnacle Plus ™)	14,214	15,628	(8,425)	21,417	3,078	(105,083)	3,518	(1,093)	(99,580)	(78,163)	557,780	479,617	246	(8,066)	400	(7,420)

See accompanying notes.

* - 2012 inception date of division.

Separate Account I

of

Integrity Life Insurance Company

Statements of Changes in Net Assets (continued)

For the Year Ended December 31, 2012

	Inccrease (deccrease) in net assets from operations				Increase (decrease) in net assets from contract related transactions								Unit Transactions
Subaccount	Net investment income (loss)	Realized gain (loss)	Change in net unrealized appreciation (depreciation) during the period	Net increase (decrease) in net assets resulting from operations	Contributions from contract holders	Contract terminations and benefits	Net transfers among investment options	Contract maintenance charges	Net increase (decrease) in net assets from contract related transactions	Increase (decrease) in net assets	Net assets, beginning of period	Net assets, end of period	Units purchased	Units redeemed	Units transferred	Increase (decrease) in units
Non-Affiliated Service Class 2 (continued):
Fidelity VIP Investment Grade Bond (Pinnacle V ™)	$150,371	$5,156	$(14,209)	$141,318	$1,389,234	$(171,465)	$78,912	$(24,366)	$1,272,315	$1,413,633	$3,135,377	$4,549,010	110,523	(15,618)	6,336	101,241
Fidelity VIP Mid Cap (AdvantEdge ™)	19,659	5,215	1,361	26,235	35,000	(7,958)	27,932	(1,488)	53,486	79,721	208,510	288,231	3,244	(884)	2,466	4,826
Fidelity VIP Mid Cap (AnnuiChoice II ™)	54,399	25,147	6,672	86,218	29,304	(29,844)	17,596	(1,594)	15,462	101,680	648,956	750,636	2,430	(2,665)	1,494	1,259
Fidelity VIP Mid Cap (AnnuiChoice ™)	90,321	244,844	(140,202)	194,963	27,367	(375,695)	(221,827)	(2,226)	(572,381)	(377,418)	1,634,600	1,257,182	1,178	(16,370)	(9,641)	(24,833)
Fidelity VIP Mid Cap (GrandMaster flex3 ™)	33,720	107,886	(68,860)	72,746	20	(133,185)	(96,638)	(830)	(230,633)	(157,887)	661,008	503,121	1	(6,582)	(4,880)	(11,461)
Fidelity VIP Mid Cap (Grandmaster ™)	23,705	28,689	(6,850)	45,544	3,895	(15,183)	(73,461)	(135)	(84,884)	(39,340)	386,921	347,581	223	(941)	(4,097)	(4,815)
Fidelity VIP Mid Cap (IQ Advisor Enhanced ™)	681	10	388	1,079	—	—	—	—	—	1,079	7,912	8,991	—	—	—	—
Fidelity VIP Mid Cap (IQ Advisor Standard ™)	2,454	6,772	4,158	13,384	—	(6,462)	(148,230)	—	(154,692)	(141,308)	179,602	38,294	—	(337)	(8,025)	(8,362)
Fidelity VIP Mid Cap (IQ Annuity ™)	89,325	225,347	(81,420)	233,252	8,496	(208,248)	(1,015,266)	(3,151)	(1,218,169)	(984,917)	2,402,199	1,417,282	379	(9,442)	(46,574)	(55,637)
Fidelity VIP Mid Cap (Pinnacle ™)	46,672	87,063	(44,639)	89,096	5,623	(83,844)	(82,642)	(446)	(161,309)	(72,213)	746,412	674,199	530	(8,167)	(7,926)	(15,563)
Fidelity VIP Mid Cap (Pinnacle IV ™)	241,188	277,243	(57,575)	460,856	7,384	(737,755)	(19,837)	(2,384)	(752,592)	(291,736)	3,822,702	3,530,966	330	(33,583)	(995)	(34,248)
Fidelity VIP Mid Cap (Pinnacle Plus ™)	36,555	37,196	(3,543)	70,208	3,525	(98,042)	(14,607)	(1,114)	(110,238)	(40,030)	595,262	555,232	161	(4,622)	(742)	(5,203)
Fidelity VIP Mid Cap (Pinnacle V ™)	84,707	123,888	(35,143)	173,452	44,497	(276,352)	(287,373)	(5,422)	(524,650)	(351,198)	1,604,278	1,253,080	4,278	(27,227)	(29,176)	(52,125)
Fidelity VIP Overseas (AdvantEdge ™)	2,528	10,191	76,643	89,362	5,887	(9,609)	92	(4,422)	(8,052)	81,310	469,864	551,174	854	(1,898)	379	(665)
Fidelity VIP Overseas (AnnuiChoice II ™)	3,627	4,308	52,639	60,574	64,184	(7,282)	(4,163)	(518)	52,221	112,795	294,350	407,145	7,358	(902)	(445)	6,011
Fidelity VIP Overseas (AnnuiChoice ™)	3,754	21,796	47,897	73,447	11,332	(37,367)	(57,269)	(780)	(84,084)	(10,637)	409,094	398,457	1,049	(3,621)	(5,123)	(7,695)
Fidelity VIP Overseas (GrandMaster flex3 ™)	790	7,022	21,704	29,516	200	(24,918)	5,394	(297)	(19,621)	9,895	172,680	182,575	17	(2,202)	446	(1,739)
Fidelity VIP Overseas (GrandMaster ™)	2,785	(27,577)	113,514	88,722	3,509	(23,986)	(57,289)	(135)	(77,901)	10,821	488,470	499,291	481	(3,376)	(7,399)	(10,294)
Fidelity VIP Overseas (IQ Advisor Enhanced ™)	124	(5)	1,537	1,656	—	—	—	—	—	1,656	8,535	10,191	—	—	—	—
Fidelity VIP Overseas (IQ Advisor Standard ™)	1,938	(7,197)	29,296	24,037	—	(10,449)	—	—	(10,449)	13,588	125,244	138,832	—	(813)	—	(813)
Fidelity VIP Overseas (IQ3 ™)	5,153	2,276	81,297	88,726	1,878	(38,703)	(20,457)	(396)	(57,678)	31,048	506,091	537,139	177	(3,790)	(1,895)	(5,508)
Fidelity VIP Overseas (Pinnacle ™)	2,474	(69,916)	155,300	87,858	20	(27,599)	(126,487)	(195)	(154,261)	(66,403)	556,254	489,851	2	(2,420)	(10,804)	(13,222)
Fidelity VIP Overseas (Pinnacle IV ™)	3,324	47,994	50,596	101,914	1,648	(96,717)	(36,545)	(446)	(132,060)	(30,146)	610,188	580,042	139	(8,121)	(3,255)	(11,237)
Fidelity VIP Overseas (Pinnacle Plus ™)	533	(2,240)	27,608	25,901	16	(14,978)	16,980	(314)	1,704	27,605	142,854	170,459	1	(1,064)	1,152	89
Fidelity VIP Overseas (Pinnacle V ™)	4,304	20,133	103,775	128,212	125,138	(66,334)	(32,863)	(2,467)	23,474	151,686	681,475	833,161	17,545	(9,941)	(4,250)	3,354
Non-Affiliated Class 1:
Franklin Growth and Income Securities (Pinnacle ™)	54,348	(162,239)	428,454	320,563	—	(327,901)	(308,092)	(2,523)	(638,516)	(317,953)	3,081,766	2,763,813	—	(22,712)	(20,855)	(43,567)
Franklin Growth and Income Securities (Pinnacle Plus II Reduced M&E ™)*	110	(1)	104	213	—	—	5,117	(24)	5,093	5,306	—	5,306	—	—	351	351
Franklin Income Securities (Pinnacle ™)	418,132	(92,489)	554,390	880,033	6,608	(1,288,886)	(504,987)	(3,062)	(1,790,327)	(910,294)	8,637,514	7,727,220	341	(67,731)	(26,839)	(94,229)
Franklin Income Securities (Pinnacle Plus II Reduced M&E ™)*	19,894	(292)	6,145	25,747	—	(10,836)	349,990	(43)	339,111	364,858	—	364,858	—	—	18,119	18,119
Van Kampen UIF Emerging Markets Debt (AnnuiChoice II ™)	97	(36)	827	888	—	(2,759)	—	(8)	(2,767)	(1,879)	8,122	6,243	—	(200)	—	(200)
Van Kampen UIF Emerging Markets Debt (AnnuiChoice ™)	1,192	2,870	7,157	11,219	—	(17,372)	(2,000)	(110)	(19,482)	(8,263)	79,780	71,517	—	(733)	(86)	(819)
Van Kampen UIF Emerging Markets Debt (GrandMaster flex3 ™)	405	4,425	978	5,808	—	(18,851)	—	(12)	(18,863)	(13,055)	50,012	36,957	—	(850)	—	(850)
Van Kampen UIF Emerging Markets Debt (IQ3 ™)	1,718	(339)	19,635	21,014	—	(35,351)	—	(131)	(35,482)	(14,468)	147,378	132,910	—	(1,521)	—	(1,521)
Van Kampen UIF Emerging Markets Debt (Pinnacle IV ™)	4,439	5,413	37,996	47,848	—	(48,148)	(9,629)	(153)	(57,930)	(10,082)	314,999	304,917	—	(1,801)	(373)	(2,174)
Van Kampen UIF U.S. Real Estate (AnnuiChoice II ™)	(254)	(7,622)	18,731	10,855	—	(5,029)	—	(197)	(5,226)	5,629	79,245	84,874	—	(525)	—	(525)
Van Kampen UIF U.S. Real Estate (AnnuiChoice ™)	(580)	15,781	26,129	41,330	—	(85,068)	(7,015)	(731)	(92,814)	(51,484)	312,697	261,213	—	(3,419)	(266)	(3,685)
Van Kampen UIF U.S. Real Estate (GrandMaster flex3 ™)	(852)	5,509	11,398	16,055	—	(30,005)	—	(198)	(30,203)	(14,148)	121,976	107,828	—	(1,241)	—	(1,241)
Van Kampen UIF U.S. Real Estate (IQ3 ™)	(2,755)	(17,819)	80,336	59,762	—	(44,952)	—	(351)	(45,303)	14,459	434,227	448,686	—	(1,896)	—	(1,896)
Van Kampen UIF U.S. Real Estate (Pinnacle IV ™)	(6,026)	43,502	105,850	143,326	—	(199,421)	(25,720)	(605)	(225,746)	(82,420)	1,049,630	967,210	—	(7,400)	(973)	(8,373)
Non-Affiliated Class 2:
Templeton Foreign Securities (IQ Annuity ™)	6,963	(35,222)	96,000	67,741	2,639	(72,810)	(29,004)	(544)	(99,719)	(31,978)	468,858	436,880	150	(4,416)	(1,534)	(5,800)
Franklin Growth and Income Securities (AdvantEdge ™)	313	9,229	(5,134)	4,408	—	(894)	(63,053)	(183)	(64,130)	(59,722)	83,358	23,636	—	(108)	(6,314)	(6,422)
Franklin Growth and Income Securities (AnnuiChoice II ™)	3,523	8,513	8,067	20,103	4,696	(823)	(19,483)	(374)	(15,984)	4,119	186,233	190,352	454	(113)	(1,855)	(1,514)
Franklin Growth and Income Securities (AnnuiChoice ™)	25,351	(125,069)	239,359	139,641	100	(196,545)	(70,914)	(1,792)	(269,151)	(129,510)	1,398,533	1,269,023	7	(13,734)	(4,946)	(18,673)
Franklin Growth and Income Securities (GrandMaster flex3 ™)	6,110	(51,290)	97,284	52,104	48,334	(188,267)	(37,514)	(561)	(178,008)	(125,904)	579,702	453,798	3,455	(13,759)	(2,637)	(12,941)
Franklin Growth and Income Securities (Grandmaster ™)	6,995	(43,290)	89,446	53,151	—	(74,293)	21,531	(268)	(53,030)	121	544,351	544,472	—	(5,798)	1,846	(3,952)
Franklin Growth and Income Securities (IQ Annuity ™)	25,050	(160,163)	301,114	166,001	48,042	(187,121)	(254,868)	(1,330)	(395,277)	(229,276)	1,750,291	1,521,015	3,372	(13,369)	(18,462)	(28,459)
Franklin Growth and Income Securities (Pinnacle ™)	11,007	(97,168)	174,874	88,713	510	(229,328)	14,670	(490)	(214,638)	(125,925)	895,324	769,399	57	(25,667)	1,599	(24,011)
Franklin Growth and Income Securities (Pinnacle IV ™)	26,128	(230,667)	386,361	181,822	86,888	(685,118)	(12,898)	(1,307)	(612,435)	(430,613)	1,903,806	1,473,193	5,965	(48,492)	(862)	(43,389)
Franklin Growth and Income Securities (Pinnacle Plus II Reduced M&E ™)*	612	(2)	678	1,288	—	—	31,568	—	31,568	32,856	—	32,856	—	—	3,549	3,549
Franklin Growth and Income Securities (Pinnacle Plus ™)	10,772	(18,987)	104,144	95,929	—	(175,079)	87,185	(1,368)	(89,262)	6,667	904,520	911,187	—	(12,915)	6,623	(6,292)
Franklin Growth and Income Securities (Pinnacle V ™)	12,108	59,664	(1,348)	70,424	148,140	(93,521)	(88,426)	(3,745)	(37,552)	32,872	638,929	671,801	17,199	(11,218)	(9,802)	(3,821)
Franklin Income Securities (AdvantEdge ™)	14,769	13,800	13,066	41,635	87,114	(13,353)	(54,722)	(618)	18,421	60,056	439,809	499,865	7,802	(1,229)	(5,534)	1,039
Franklin Income Securities (AnnuiChoice II ™)	53,882	(22,692)	81,026	112,216	55,794	(98,561)	45,411	(1,810)	834	113,050	1,005,068	1,118,118	4,647	(8,412)	3,683	(82)
Franklin Income Securities (AnnuiChoice ™)	136,585	(15,393)	153,503	274,695	1,255	(322,436)	(123,155)	(4,437)	(448,773)	(174,078)	2,606,457	2,432,379	65	(17,069)	(6,364)	(23,368)

See accompanying notes.

* - 2012 inception date of division.

Separate Account I

of

Integrity Life Insurance Company

Statements of Changes in Net Assets (continued)

For the Year Ended December 31, 2012

	Inccrease (deccrease) in net assets from operations				Increase (decrease) in net assets from contract related transactions								Unit Transactions
Subaccount	Net investment income (loss)	Realized gain (loss)	Change in net unrealized appreciation (depreciation) during the period	Net increase (decrease) in net assets resulting from operations	Contributions from contract holders	Contract terminations and benefits	Net transfers among investment options	Contract maintenance charges	Net increase (decrease) in net assets from contract related transactions	Increase (decrease) in net assets	Net assets, beginning of period	Net assets, end of period	Units purchased	Units redeemed	Units transferred	Increase (decrease) in units
Non-Affiliated Class 2 (continued):
Franklin Income Securities (GrandMaster flex3 ™)	$144,222	$(80,324)	$232,067	$295,965	$62,674	$(239,181)	$(86,694)	$(1,747)	$(264,948)	$31,017	$2,867,182	$2,898,199	3,379	(13,093)	(4,946)	(14,660)
Franklin Income Securities (Grandmaster ™)	147,631	33,202	122,490	303,323	10,571	(309,919)	21,927	(1,157)	(278,578)	24,745	2,746,902	2,771,647	557	(17,117)	2,227	(14,333)
Franklin Income Securities (IQ Advisor Enhanced ™)	417	—	404	821	—	—	—	—	—	821	6,975	7,796	—	—	—	—
Franklin Income Securities (IQ Advisor Standard ™)	(116)	6,558	(1,771)	4,671	—	—	(102,930)	—	(102,930)	(98,259)	99,844	1,585	—	—	(6,710)	(6,710)
Franklin Income Securities (IQ Annuity ™)	132,108	(94,982)	240,305	277,431	15,165	(457,296)	51,071	(2,301)	(393,361)	(115,930)	2,737,841	2,621,911	829	(26,025)	3,675	(21,521)
Franklin Income Securities (Pinnacle IV ™)	392,103	157,650	264,770	814,523	38,150	(1,426,852)	223,118	(2,121)	(1,167,705)	(353,182)	7,664,070	7,310,888	2,079	(76,660)	12,862	(61,719)
Franklin Income Securities (Pinnacle Plus Reduced M&E ™)	1,874	—	774	2,648	—	—	43,599	—	43,599	46,247	1	46,248	—	—	3,992	3,992
Franklin Income Securities (Pinnacle Plus ™)	71,049	70,539	25,239	166,827	512	(154,418)	(28,465)	(2,645)	(185,016)	(18,189)	1,728,390	1,710,201	31	(9,685)	(2,420)	(12,074)
Franklin Income Securities (Pinnacle V ™)	217,929	31,305	214,573	463,807	880,389	(516,673)	258,321	(3,318)	618,719	1,082,526	3,995,513	5,078,039	84,155	(50,443)	25,454	59,166
Franklin Large Cap Growth Securities (AdvantEdge ™)	(8,002)	11,637	93,521	97,156	79,833	(13,800)	(3,558)	(7,528)	54,947	152,103	894,069	1,046,172	7,811	(2,079)	(213)	5,519
Franklin Large Cap Growth Securities (AnnuiChoice II ™)	(1,491)	6,880	39,002	44,391	11,055	(16,116)	(17,156)	(3,008)	(25,225)	19,166	403,237	422,403	1,015	(1,817)	(1,465)	(2,267)
Franklin Large Cap Growth Securities (AnnuiChoice ™)	(369)	21,974	(8,869)	12,736	988	(74,241)	(7,421)	(195)	(80,869)	(68,133)	160,921	92,788	68	(5,406)	(526)	(5,864)
Franklin Large Cap Growth Securities (GrandMaster flex3 ™)	(744)	(875)	11,433	9,814	—	(6,235)	—	(182)	(6,417)	3,397	93,950	97,347	—	(473)	—	(473)
Franklin Large Cap Growth Securities (Grandmaster ™)	(181)	615	2,885	3,319	—	(8,188)	5,799	(9)	(2,398)	921	30,724	31,645	—	(599)	429	(170)
Franklin Large Cap Growth Securities (IQ Advisor Standard ™)	26	28	1,308	1,362	—	—	—	—	—	1,362	11,662	13,024	—	—	—	—
Franklin Large Cap Growth Securities (IQ Annuity ™)	(711)	17,056	(2,835)	13,510	—	(35,164)	(10,416)	(189)	(45,769)	(32,259)	123,818	91,559	—	(2,494)	(748)	(3,242)
Franklin Large Cap Growth Securities (Pinnacle ™)	(308)	6,684	1,402	7,778	—	(25,842)	8,481	(48)	(17,409)	(9,631)	66,396	56,765	—	(1,841)	655	(1,186)
Franklin Large Cap Growth Securities (Pinnacle IV ™)	(2,736)	14,421	33,444	45,129	1,477	(49,160)	(15,505)	(205)	(63,393)	(18,264)	427,117	408,853	108	(3,582)	(1,090)	(4,564)
Franklin Large Cap Growth Securities (Pinnacle Plus ™)	(2,371)	9,231	17,914	24,774	26	(19,912)	12,053	(778)	(8,611)	16,163	249,298	265,461	2	(1,709)	916	(791)
Franklin Large Cap Growth Securities (Pinnacle V ™)	(6,179)	26,725	66,903	87,449	90,256	(11,754)	(78,510)	(5,159)	(5,167)	82,282	832,754	915,036	9,805	(1,845)	(8,623)	(663)
Franklin Mutual Shares Securities (AdvantEdge ™)	8,879	19,796	207,207	235,882	60,433	(51,242)	202,056	(14,352)	196,895	432,777	1,696,786	2,129,563	6,359	(6,919)	23,065	22,505
Franklin Mutual Shares Securities (AnnuiChoice II ™)	11,645	20,708	122,540	154,893	246,206	(33,166)	(86,178)	(3,587)	123,275	278,168	1,101,494	1,379,662	25,291	(3,705)	(8,515)	13,071
Franklin Mutual Shares Securities (AnnuiChoice ™)	10,295	(19,145)	134,831	125,981	5,807	(196,654)	(52,107)	(2,103)	(245,057)	(119,076)	1,059,584	940,508	365	(12,591)	(3,045)	(15,271)
Franklin Mutual Shares Securities (GrandMaster flex3 ™)	4,342	(23,347)	163,880	144,875	58,171	(267,074)	(256,017)	(787)	(465,707)	(320,832)	1,322,316	1,001,484	3,796	(17,254)	(16,951)	(30,409)
Franklin Mutual Shares Securities (IQ Advisor Standard ™)	4,279	(748)	33,249	36,780	—	(4,431)	—	—	(4,431)	32,349	272,948	305,297	—	(326)	—	(326)
Franklin Mutual Shares Securities (IQ Annuity ™)	3,200	(52,936)	126,228	76,492	17,523	(153,386)	(22,014)	(977)	(158,854)	(82,362)	712,648	630,286	1,178	(11,308)	(532)	(10,662)
Franklin Mutual Shares Securities (Pinnacle ™)	6,742	(117,992)	243,865	132,615	400	(225,124)	(53,254)	(407)	(278,385)	(145,770)	1,223,234	1,077,464	26	(14,809)	(3,690)	(18,473)
Franklin Mutual Shares Securities (Pinnacle IV ™)	24,379	(971)	472,845	496,253	15,079	(564,279)	256,123	(1,098)	(294,175)	202,078	4,029,622	4,231,700	976	(36,748)	16,876	(18,896)
Franklin Mutual Shares Securities (Pinnacle Plus II Reduced M&E ™)*	93	5	380	478	—	(634)	8,668	(19)	8,015	8,493	—	8,493	—	—	520	520
Franklin Mutual Shares Securities (Pinnacle Plus Reduced M&E ™)	1,276	—	158	1,434	—	—	17,198	—	17,198	18,632	—	18,632	—	—	1,629	1,629
Franklin Mutual Shares Securities (Pinnacle Plus ™)	2,442	(29,292)	140,891	114,041	32	(75,732)	8,853	(2,388)	(69,235)	44,806	942,961	987,767	2	(5,655)	748	(4,905)
Franklin Mutual Shares Securities (Pinnacle V ™)	24,227	37,046	381,592	442,865	1,124,847	(273,149)	(24,554)	(13,604)	813,540	1,256,405	3,235,525	4,491,930	136,266	(35,476)	(2,189)	98,601
Franklin Mutual Shares Securities(Grandmaster ™)	10,312	121,831	55,235	187,378	664	(273,802)	39,898	(639)	(233,879)	(46,501)	1,517,689	1,471,188	43	(17,985)	3,267	(14,675)
Franklin Small Cap Value Securities (AdvantEdge ™)	(828)	(3,004)	14,884	11,052	—	(1,619)	797	(159)	(981)	10,071	73,469	83,540	—	(154)	(13)	(167)
Franklin Small Cap Value Securities (Annuichoice II ™)	(533)	2,084	22,224	23,775	10,244	(7,129)	(1,920)	(660)	535	24,310	136,687	160,997	1,095	(821)	(177)	97
Franklin Small Cap Value Securities (Annuichoice ™)	(125)	10,224	122	10,221	250	(3,601)	(51,278)	(159)	(54,788)	(44,567)	108,448	63,881	24	(397)	(5,534)	(5,907)
Franklin Small Cap Value Securities (Grandmaster ™)	(353)	4,525	6,430	10,602	—	(1,319)	(38,011)	(13)	(39,343)	(28,741)	125,684	96,943	—	(140)	(4,611)	(4,751)
Franklin Small Cap Value Securities (Grandmaster flex3 ™)	(405)	304	10,480	10,379	—	(1,267)	(47,309)	(8)	(48,584)	(38,205)	92,570	54,365	—	(132)	(5,030)	(5,162)
Franklin Small Cap Value Securities (IQ Annuuity ™)	(597)	910	12,305	12,618	120	(9,831)	(459)	(72)	(10,242)	2,376	83,120	85,496	13	(1,066)	(47)	(1,100)
Franklin Small Cap Value Securities (Pinnacle Plus ™)	(1,334)	13,927	764	13,357	—	(12,876)	(48,645)	(334)	(61,855)	(48,498)	153,749	105,251	—	(1,365)	(5,795)	(7,160)
Franklin Small Cap Value Securities Fund (Pinnacle ™)	(1,118)	14,031	8,531	21,444	—	(3,529)	22,082	(44)	18,509	39,953	133,994	173,947	—	(374)	2,039	1,665
Franklin Small Cap Value Securities Fund (Pinnacle IV ™)	(488)	1,654	11,730	12,896	—	(23,996)	(29,178)	(45)	(53,219)	(40,323)	97,107	56,784	—	(2,405)	(3,013)	(5,418)
Franklin Small Cap Value Securities Fund (Pinnacle V ™)	(2,806)	15,860	45,447	58,501	99,055	(15,386)	9,853	(736)	92,786	151,287	297,912	449,199	10,416	(1,679)	1,126	9,863
Invesco Van Kampen VI American Franchise (AdvantEdge ™)	(293)	333	1,922	1,962	—	(178)	(47)	(85)	(310)	1,652	16,885	18,537	—	(24)	(4)	(28)
Invesco Van Kampen VI American Franchise (AnnuiChoice II ™)	(703)	139	7,187	6,623	—	—	—	(73)	(73)	6,550	54,796	61,346	—	(6)	—	(6)
Invesco Van Kampen VI American Franchise (AnnuiChoice ™)	(226)	918	2,023	2,715	—	(303)	(3,550)	(74)	(3,927)	(1,212)	21,275	20,063	—	(24)	(213)	(237)
Invesco Van Kampen VI American Franchise (GrandMaster flex3 ™)	(751)	300	5,561	5,110	1,480	—	—	(3)	1,477	6,587	43,868	50,455	97	—	1	98
Invesco Van Kampen VI American Franchise (Grandmaster ™)	(36)	—	323	287	—	—	—	(3)	(3)	284	2,432	2,716	—	—	—	—
Invesco Van Kampen VI American Franchise (IQ Annuity ™)	(3,693)	10,852	19,534	26,693	—	(7,255)	(19,585)	(281)	(27,121)	(428)	238,458	238,030	—	(506)	(1,343)	(1,849)
Invesco Van Kampen VI American Franchise (Pinnacle Plus ™)	(726)	4,178	1,354	4,806	400	(10,159)	301	(63)	(9,521)	(4,715)	42,936	38,221	30	(774)	23	(721)
Invesco Van Kampen VI Comstock (AdvantEdge ™)	(214)	8,304	80,340	88,430	127,919	(2,427)	32,126	(663)	156,955	245,385	456,817	702,202	12,414	(306)	3,451	15,559
Invesco Van Kampen VI Comstock (AnnuiChoice II ™)	1,686	27,608	33,134	62,428	145,184	(39,679)	(11,054)	(1,453)	92,998	155,426	301,716	457,142	14,340	(3,994)	(980)	9,366
Invesco Van Kampen VI Comstock (AnnuiChoice ™)	1,996	(5,705)	47,131	43,422	—	(91,874)	112,302	(582)	19,846	63,268	242,328	305,596	—	(5,989)	7,164	1,175
Invesco Van Kampen VI Comstock (GrandMaster flex3 ™)	172	11,291	1,633	13,096	6,855	(26,974)	(612)	(82)	(20,813)	(7,717)	78,536	70,819	435	(1,704)	(24)	(1,293)
Invesco Van Kampen VI Comstock (Grandmaster ™)	271	(2,447)	31,951	29,775	—	(21,878)	(11,239)	(39)	(33,156)	(3,381)	186,699	183,318	—	(1,350)	(790)	(2,140)
Invesco Van Kampen VI Comstock (IQ Advisor Standard ™)	166	166	2,709	3,041	—	(798)	—	—	(798)	2,243	17,032	19,275	—	(60)	—	(60)

See accompanying notes.

* - 2012 inception date of division.

Separate Account I

of

Integrity Life Insurance Company

Statements of Changes in Net Assets (continued)

For the Year Ended December 31, 2012

	Inccrease (deccrease) in net assets from operations				Increase (decrease) in net assets from contract related transactions								Unit Transactions
Subaccount	Net investment income (loss)	Realized gain (loss)	Change in net unrealized appreciation (depreciation) during the period	Net increase (decrease) in net assets resulting from operations	Contributions from contract holders	Contract terminations and benefits	Net transfers among investment options	Contract maintenance charges	Net increase (decrease) in net assets from contract related transactions	Increase (decrease) in net assets	Net assets, beginning of period	Net assets, end of period	Units purchased	Units redeemed	Units transferred	Increase (decrease) in units
Non-Affiliated Class 2 (continued):
Invesco Van Kampen VI Comstock (IQ Annuity ™)	$(36)	$82	$57,402	$57,448	$2,736	$(44,390)	$(11,549)	$(167)	$(53,370)	$4,078	$355,701	$359,779	177	(2,866)	(767)	(3,456)
Invesco Van Kampen VI Comstock (Pinnacle Plus ™)	(464)	20,909	6,677	27,122	—	(9,322)	(125,609)	(302)	(135,233)	(108,111)	226,011	117,900	—	(697)	(9,113)	(9,810)
Invesco Van Kampen VI American Value (AdvantEdge ™)	(697)	(94)	10,294	9,503	10,000	(88)	(4,817)	(687)	4,408	13,911	63,489	77,400	891	(71)	(448)	372
Invesco Van Kampen VI American Value (AnnuiChoice II ™)	(698)	12,006	10,690	21,998	12,052	(5,005)	2,841	(701)	9,187	31,185	138,236	169,421	1,085	(528)	250	807
Invesco Van Kampen VI American Value (AnnuiChoice ™)	(132)	1,808	788	2,464	—	(20)	(14,680)	(3)	(14,703)	(12,239)	22,038	9,799	—	(2)	(1,334)	(1,336)
Invesco Van Kampen VI American Value (Grandmaster flex3 ™)	(84)	144	972	1,032	2,220	(648)	11,647	(3)	13,216	14,248	1,830	16,078	197	(58)	1,077	1,216
Invesco Van Kampen VI American Value (Grandmaster ™)	(141)	11,648	(5,604)	5,903	—	(823)	11,391	(4)	10,564	16,467	39,085	55,552	—	(75)	973	898
Invesco Van Kampen VI American Value (IQ Annuity ™)	(412)	448	6,583	6,619	—	(352)	19,454	(9)	19,093	25,712	36,995	62,707	—	(33)	1,768	1,735
Invesco Van Kampen VI American Value (Pinnacle Plus ™)	(386)	407	3,032	3,053	—	(9,611)	37,915	(27)	28,277	31,330	9,781	41,111	—	(887)	3,501	2,614
Invesco Van Kampen VI American Franchise (Pinnacle ™)	(776)	1,142	5,858	6,224	—	(2,119)	—	(12)	(2,131)	4,093	52,652	56,745	—	(138)	—	(138)
Invesco Van Kampen VI American Franchise (Pinnacle IV ™)	(3,124)	20,539	7,761	25,176	—	(30,316)	(50,170)	(86)	(80,572)	(55,396)	231,775	176,379	—	(2,005)	(3,368)	(5,373)
Invesco Van Kampen VI American Franchise (Pinnacle V ™)	(3,198)	18,909	14,705	30,416	157,269	(60,975)	(1,913)	(1,182)	93,199	123,615	221,858	345,473	15,195	(5,899)	(81)	9,215
Invesco Van Kampen VI Comstock (Pinnacle ™)	178	(18,540)	45,687	27,325	240	(48,572)	5,158	(129)	(43,303)	(15,978)	184,489	168,511	15	(3,188)	301	(2,872)
Invesco Van Kampen VI Comstock (Pinnacle IV ™)	(52)	8,933	53,424	62,305	138	(62,647)	(47,974)	(297)	(110,780)	(48,475)	387,642	339,167	9	(3,875)	(3,104)	(6,970)
Invesco Van Kampen VI Comstock (Pinnacle V ™)	1,633	33,069	85,389	120,091	619,790	(64,483)	(42,484)	(5,333)	507,490	627,581	491,845	1,119,426	71,636	(7,901)	(4,476)	59,259
Invesco Van Kampen VI International Growth Class II (IQ Advisor Enhanced ™)	77	12	1,209	1,298	24,903	(66)	—	(26)	24,811	26,109	—	26,109	2,726	(10)	2	2,718
Invesco Van Kampen VI International Growth Class II (Pinnacle Plus ™)	213	23	3,973	4,209	—	—	34,364	—	34,364	38,573	—	38,573	—	—	4,029	4,029
Invesco Van Kampen VI International Growth Class II (Pinnacle ™)	90	(111)	2,227	2,206	—	(3,395)	22,296	(7)	18,894	21,100	3,077	24,177	—	(366)	2,530	2,164
Invesco Van Kampen VI International Growth Class II (Pinnacle V ™)	301	699	8,041	9,041	137,320	(3,206)	(19,798)	(363)	113,953	122,994	21,211	144,205	15,320	(394)	(2,334)	12,592
Invesco Van Kampen VI International Growth II (Annuichoice™)	12	(60)	1,700	1,652	—	—	(987)	—	(987)	665	9,110	9,775	—	—	(64)	(64)
Invesco Van Kampen VI International Growth II (Grandmaster flex3 ™)	(15)	(69)	1,039	955	—	(978)	3,708	—	2,730	3,685	5,772	9,457	—	(109)	414	305
Invesco Van Kampen VI International Growth II (Grandmaster ™)	(8)	—	68	60	—	—	2,899	—	2,899	2,959	—	2,959	—	—	309	309
Invesco Van Kampen VI American Value (Pinnacle V ™)	(6,292)	105,533	(8,887)	90,354	101,082	(78,057)	(477,117)	(5,953)	(460,045)	(369,691)	826,192	456,501	9,422	(7,821)	(44,763)	(43,162)
Invesco Van Kampen VI American Value (Pinnacle ™)	(11)	3	164	156	—	—	1,179	(3)	1,176	1,332	565	1,897	—	—	107	107
Invesco Van Kampen VI American Value (Pinnacle IV ™)	(683)	68,865	3,389	71,571	1,650	(13,953)	141,691	(166)	129,222	200,793	236,451	437,244	149	(1,278)	15,380	14,251
Templeton Foreign Securities (Pinnacle ™)	8,101	(93,130)	177,994	92,965	240	(204,517)	36,583	(392)	(168,086)	(75,121)	653,928	578,807	14	(12,039)	2,374	(9,651)
Templeton Foreign Securities (Pinnacle IV ™)	19,850	(74,784)	255,845	200,911	4,498	(220,319)	(21,330)	(606)	(237,757)	(36,846)	1,319,346	1,282,500	261	(12,690)	(1,075)	(13,504)
Templeton Foreign Securities (Pinnacle Plus II Reduced M&E ™)*	275	(8)	560	827	—	—	14,036	(30)	14,006	14,833	—	14,833	—	—	777	777
Templeton Foreign Securities (Pinnacle V ™)	13,528	6,514	150,327	170,369	366,061	(63,632)	(79,156)	(4,661)	218,612	388,981	867,001	1,255,982	44,693	(8,492)	(9,006)	27,195
Templeton Foreign Securities Fund (AnnuiChoice II ™)	9,007	21,706	46,103	76,816	142,871	(45,756)	(25,148)	(1,089)	70,878	147,694	411,122	558,816	14,216	(4,683)	(2,445)	7,088
Templeton Foreign Securities Fund (AnnuiChoice ™)	9,550	45,620	18,848	74,018	103	(137,728)	(56,090)	(632)	(194,347)	(120,329)	573,419	453,090	6	(7,898)	(3,156)	(11,048)
Templeton Foriegn Securities Fund (AdvantEdge ™)	9,632	2,584	95,662	107,878	123,594	(8,458)	14,190	(5,969)	123,357	231,235	604,609	835,844	13,845	(1,632)	1,639	13,852
Templeton Foriegn Securities Fund (GrandMaster flex3 ™)	3,996	28,640	14,115	46,751	200	(32,184)	(272)	(315)	(32,571)	14,180	304,942	319,122	14	(1,962)	30	(1,918)
Templeton Foriegn Securities Fund (Grandmaster ™)	4,886	9,472	35,130	49,488	110	(15,774)	8,947	(127)	(6,844)	42,644	297,188	339,832	7	(926)	563	(356)
Templeton Foriegn Securities Fund (IQ Advisor Standard ™)	692	(440)	4,511	4,763	—	(772)	—	—	(772)	3,991	27,676	31,667	—	(54)	—	(54)
Templeton Foriegn Securities Fund (Pinnacle Plus ™)	6,465	2,068	46,019	54,552	4,869	(64,389)	(75,353)	(876)	(135,749)	(81,197)	502,008	420,811	299	(4,259)	(5,442)	(9,402)
Templeton Growth Securities (AdvantEdge ™)	2,524	5,132	50,286	57,942	2,500	—	147,819	(742)	149,577	207,519	107,010	314,529	289	(86)	19,704	19,907
Templeton Growth Securities (AnnuiChoice II ™)	1,600	(3,013)	33,376	31,963	5,358	(592)	(5,496)	(709)	(1,439)	30,524	162,507	193,031	604	(141)	(612)	(149)
Templeton Growth Securities (AnnuiChoice ™)	3,190	20,587	28,834	52,611	3,487	(56,277)	(21,821)	(692)	(75,303)	(22,692)	275,912	253,220	238	(3,751)	(1,201)	(4,714)
Templeton Growth Securities (GrandMaster flex3 ™)	2,052	(15,248)	99,968	86,772	27,512	(56,403)	(48,827)	(441)	(78,159)	8,613	495,638	504,251	1,990	(4,092)	(3,462)	(5,564)
Templeton Growth Securities (Grandmaster ™)	2,230	(15,137)	69,550	56,643	—	(14,097)	(14,612)	(136)	(28,845)	27,798	300,348	328,146	—	(1,016)	(910)	(1,926)
Templeton Growth Securities (IQ Annuity ™)	2,631	(28,995)	116,903	90,539	2,640	(112,831)	(21,980)	(516)	(132,687)	(42,148)	566,349	524,201	186	(9,312)	(523)	(9,649)
Templeton Growth Securities (Pinnacle ™)	5,896	(43,673)	188,198	150,421	190	(62,394)	(20,686)	(325)	(83,215)	67,206	821,664	888,870	13	(4,448)	(1,392)	(5,827)
Templeton Growth Securities (Pinnacle IV ™)	4,256	39,259	77,758	121,273	786	(130,336)	(6,662)	(350)	(136,562)	(15,289)	686,910	671,621	54	(9,161)	(313)	(9,420)
Templeton Growth Securities (Pinnacle Plus ™)	1,504	(26,592)	97,247	72,159	7	(50,104)	(907)	(930)	(51,934)	20,225	399,872	420,097	1	(3,961)	46	(3,914)
Templeton Growth Securities (Pinnacle V ™)	3,856	15,452	106,918	126,226	146,900	(198,053)	(42,775)	(1,220)	(95,148)	31,078	679,565	710,643	20,000	(26,938)	(5,376)	(12,314)
Van Kampen UIF Emerging Markets Debt (AdvantEdge ™)	4,080	4,088	43,702	51,870	7,849	(677)	(39,486)	(2,663)	(34,977)	16,893	350,255	367,148	615	(252)	(3,121)	(2,758)
Van Kampen UIF Emerging Markets Debt (AnnuiChoice II ™)	3,802	10,377	24,396	38,575	9,874	(42,095)	5,876	(557)	(26,902)	11,673	257,337	269,010	696	(3,197)	405	(2,096)
Van Kampen UIF Emerging Markets Debt (AnnuiChoice ™)	3,680	8,227	16,508	28,415	1,200	(42,990)	55,175	(280)	13,105	41,520	158,274	199,794	89	(3,042)	3,970	1,017
Van Kampen UIF Emerging Markets Debt (GrandMaste flex3 ™)	3,248	7,308	33,046	43,602	400	(23,595)	19,844	(484)	(3,835)	39,767	266,424	306,191	32	(1,756)	1,517	(207)
Van Kampen UIF Emerging Markets Debt (Grandmaster ™)	2,179	3,660	20,619	26,458	—	(25,462)	61,525	(74)	35,989	62,447	166,164	228,611	—	(1,153)	2,597	1,444
Van Kampen UIF Emerging Markets Debt (IQ Advisor Standard ™)	251	13	1,527	1,791	—	—	—	—	—	1,791	10,430	12,221	—	—	—	—
Van Kampen UIF Emerging Markets Debt (IQ Annuity ™)	3,721	6,277	32,554	42,552	4,147	(30,802)	7,585	(290)	(19,360)	23,192	272,093	295,285	191	(1,472)	425	(856)
Van Kampen UIF Emerging Markets Debt (Pinnacle IV ™)	7,161	46,518	31,346	85,025	1,013	(191,419)	(51,617)	(205)	(242,228)	(157,203)	627,331	470,128	77	(14,126)	(3,837)	(17,886)
Van Kampen UIF Emerging Markets Debt (Pinnacle Plus ™)	3,099	27,299	(269)	30,129	160	(52,828)	(89,784)	(484)	(142,936)	(112,807)	269,354	156,547	8	(2,769)	(4,676)	(7,437)
Van Kampen UIF Emerging Markets Debt (Pinnacle V ™)	4,962	16,413	58,792	80,167	38,811	(15,073)	210,071	(1,834)	231,975	312,142	432,909	745,051	2,833	(1,260)	15,406	16,979

See accompanying notes.

* - 2012 inception date of division.

Separate Account I

of

Integrity Life Insurance Company

Statements of Changes in Net Assets (continued)

For the Year Ended December 31, 2012

	Inccrease (deccrease) in net assets from operations				Increase (decrease) in net assets from contract related transactions								Unit Transactions
Subaccount	Net investment income (loss)	Realized gain (loss)	Change in net unrealized appreciation (depreciation) during the period	Net increase (decrease) in net assets resulting from operations	Contributions from contract holders	Contract terminations and benefits	Net transfers among investment options	Contract maintenance charges	Net increase (decrease) in net assets from contract related transactions	Increase (decrease) in net assets	Net assets, beginning of period	Net assets, end of period	Units purchased	Units redeemed	Units transferred	Increase (decrease) in units
Non-Affiliated Class 2 (continued):
Van Kampen UIF Emerging Markets Equity (AdvantEdge ™)	$(5,857)	$3,867	$61,877	$59,887	$14,818	$(570)	$(17,197)	$(2,788)	$(5,737)	$54,150	$326,692	$380,842	1,899	(413)	(1,991)	(505)
Van Kampen UIF Emerging Markets Equity (AnnuiChoice II ™)	(4,121)	16,663	45,483	58,025	7,744	(21,178)	(27,646)	(802)	(41,882)	16,143	340,794	356,937	615	(1,754)	(2,332)	(3,471)
Van Kampen UIF Emerging Markets Equity (AnnuiChoice ™)	(3,210)	22,635	32,468	51,893	250	(40,527)	(26,128)	(419)	(66,824)	(14,931)	321,707	306,776	7	(1,218)	(877)	(2,088)
Van Kampen UIF Emerging Markets Equity (GrandMaster flex3 ™)	(5,721)	50,518	21,444	66,241	200	(104,844)	14,102	(510)	(91,052)	(24,811)	405,827	381,016	7	(3,368)	478	(2,883)
Van Kampen UIF Emerging Markets Equity (Grandmaster ™)	(3,681)	13,053	36,210	45,582	20	(6,772)	(27,336)	(97)	(34,185)	11,397	269,452	280,849	1	(215)	(875)	(1,089)
Van Kampen UIF Emerging Markets Equity (IQ Advisor Standard ™)	(245)	5,110	3,366	8,231	—	(2,289)	(62,589)	—	(64,878)	(56,647)	61,021	4,374	—	(98)	(2,613)	(2,711)
Van Kampen UIF Emerging Markets Equity (IQ Annuity ™)	(6,695)	17,188	63,842	74,335	9,298	(32,911)	(21,851)	(637)	(46,101)	28,234	433,500	461,734	307	(1,069)	(703)	(1,465)
Van Kampen UIF Emerging Markets Equity (Pinnacle ™)	(8,522)	15,852	95,353	102,683	—	(35,500)	39,155	(369)	3,286	105,969	569,086	675,055	—	(1,174)	1,241	67
Van Kampen UIF Emerging Markets Equity (Pinnacle IV ™)	(20,565)	48,467	173,688	201,590	5,367	(221,423)	319,890	(1,115)	102,719	304,309	1,126,319	1,430,628	162	(6,972)	9,743	2,933
Van Kampen UIF Emerging Markets Equity (Pinnacle Plus ™)	(5,154)	37,738	13,162	45,746	160	(50,705)	67,793	(807)	16,441	62,187	265,726	327,913	5	(1,939)	2,437	503
Van Kampen UIF Emerging Markets Equity (Pinnacle V ™)	(14,983)	121,858	43,818	150,693	167,452	(97,096)	(289,147)	(3,357)	(222,148)	(71,455)	951,387	879,932	18,056	(10,805)	(31,861)	(24,610)
Van Kampen UIF U. S. Real Estate (Pinnacle Plus ™)	(4,014)	7,289	44,251	47,526	2,360	(31,386)	(26,770)	(579)	(56,375)	(8,849)	379,881	371,032	107	(1,441)	(1,364)	(2,698)
Van Kampen UIF U.S. Real Estate (AdvantEdge ™)	(2,947)	7,414	29,896	34,363	31,425	(1,853)	(15,666)	(2,043)	11,863	46,226	249,772	295,998	2,783	(345)	(1,429)	1,009
Van Kampen UIF U.S. Real Estate (AnnuiChoice II ™)	(1,724)	24,226	17,921	40,423	15,895	(27,159)	(9,282)	(629)	(21,175)	19,248	287,523	306,771	1,796	(3,139)	(1,038)	(2,381)
Van Kampen UIF U.S. Real Estate (AnnuiChoice ™)	(1,568)	102,459	(52,643)	48,248	744	(110,485)	(65,057)	(524)	(175,322)	(127,074)	386,658	259,584	84	(12,406)	(7,469)	(19,791)
Van Kampen UIF U.S. Real Estate (Grandmaster flex3 ™)	(2,274)	12,174	11,661	21,561	180	(8,832)	105,383	(150)	96,581	118,142	131,130	249,272	23	(1,037)	12,179	11,165
Van Kampen UIF U.S. Real Estate (Grandmaster ™)	(2,124)	5,655	30,912	34,443	—	(16,342)	73,367	(108)	56,917	91,360	228,211	319,571	—	(644)	2,869	2,225
Van Kampen UIF U.S. Real Estate (IQ Advisor Standard ™)	(28)	(3,637)	41,155	37,490	—	(4,090)	—	—	(4,090)	33,400	252,080	285,480	—	(197)	—	(197)
Van Kampen UIF U.S. Real Estate (IQ Annuity ™)	(2,347)	32,017	5,471	35,141	1,661	(36,386)	(15,521)	(482)	(50,728)	(15,587)	269,009	253,422	66	(1,541)	(538)	(2,013)
Van Kampen UIF U.S. Real Estate (Pinnacle IV ™)	(8,852)	113,551	27,833	132,532	3,053	(168,003)	42,003	(562)	(123,509)	9,023	956,848	965,871	347	(19,328)	5,181	(13,800)
Van Kampen UIF U.S. Real Estate (Pinnacle V ™)	(9,907)	167,361	(23,083)	134,371	133,167	(162,354)	(113,080)	(3,856)	(146,123)	(11,752)	1,005,701	993,949	14,424	(17,997)	(12,169)	(15,742)
Non-Affiliated Class 3:
BlackRock Capital Appreciation VI (Advantedge™)	223	(307)	7,797	7,713	—	(2,711)	6,567	(461)	3,395	11,108	63,687	74,795	—	(345)	730	385
BlackRock Capital Appreciation VI (AnnuiChoice II™)	2,194	(630)	9,753	11,317	160,990	(9,781)	17,073	(304)	167,978	179,295	43,975	223,270	17,566	(1,112)	1,872	18,326
BlackRock Capital Appreciation VI (Annuichoice™)	14	—	15	29	—	—	1,422	(5)	1,417	1,446	—	1,446	—	(1)	153	152
BlackRock Capital Appreciation VI Class III (Grandmaster™)	197	(1)	(471)	(275)	—	—	13,119	—	13,119	12,844	—	12,844	—	—	1,358	1,358
BlackRock Capital Appreciation VI Class III (Pinnacle ™)	178	(350)	2	(170)	—	(9,558)	28,705	—	19,147	18,977	3,295	22,272	—	(1,054)	3,019	1,965
BlackRock Capital Appreciation VI Class III (Pinnacle IV ™)	72	214	5,058	5,344	—	(2,331)	(11,697)	(76)	(14,104)	(8,760)	48,984	40,224	—	(269)	(1,277)	(1,546)
BlackRock Capital Appreciation VI Class III (Pinnacle V ™)	6,511	3,737	17,817	28,065	497,871	(11,979)	64,393	(2,444)	547,841	575,906	116,541	692,447	54,374	(1,562)	6,844	59,656
BlackRock Global Allocation VI (Advantedge™)	381	(219)	4,222	4,384	70,000	(505)	1,826	(544)	70,777	75,161	40,677	115,838	7,355	(112)	197	7,440
BlackRock Global Allocation VI (AnnuiChoice II™)	4,952	(4,104)	50,518	51,366	81,058	(24,805)	24,177	(739)	79,691	131,057	575,834	706,891	8,485	(2,695)	2,534	8,324
BlackRock Global Allocation VI (Annuichoice™)	2,337	72	10,662	13,071	—	(381)	175,161	(10)	174,770	187,841	(1)	187,840	—	(41)	19,301	19,260
BlackRock Global Allocation VI (Grandmaster flex3 ™)	150	(268)	4,481	4,363	—	(3,051)	3,708	(19)	638	5,001	52,940	57,941	—	(326)	392	66
BlackRock Global Allocation VI (Grandmaster™)	90	4	1,403	1,497	—	—	—	(3)	(3)	1,494	17,652	19,146	—	—	—	—
BlackRock Global Allocation VI Class III (Pinnacle ™)	1,248	(618)	18,442	19,072	—	(1,115)	9,834	(4)	8,715	27,787	197,976	225,763	—	(119)	1,253	1,134
BlackRock Global Allocation VI Class III (Pinnacle IV ™)	(128)	(4,534)	9,323	4,661	—	(52,825)	(18,980)	(40)	(71,845)	(67,184)	81,146	13,962	—	(5,658)	(1,985)	(7,643)
BlackRock Global Allocation VI Class III (Pinnacle Plus II Reduced M&E ™)*	178	(3)	(11)	164	—	—	20,040	—	20,040	20,204	—	20,204	—	—	2,079	2,079
BlackRock Global Allocation VI Class III (Pinnacle V ™)	456	(2,637)	11,321	9,140	175,078	(13,545)	(23,586)	(52)	137,895	147,035	82,751	229,786	18,406	(1,428)	(2,468)	14,510
Non-Affiliated Class A:
DWS Small Cap Index VIP (Pinnacle ™)	(2,380)	9,708	72,371	79,699	650	(87,792)	(16,639)	(394)	(104,175)	(24,476)	593,136	568,660	40	(5,560)	(999)	(6,519)
DWS Small Cap Index VIP (Pinnacle IV ™)	(229)	(11,259)	19,628	8,140	—	(43,531)	3,248	(23)	(40,306)	(32,166)	84,225	52,059	—	(2,894)	201	(2,693)
DWS Small Cap Index VIP (Pinnacle Plus II Reduced M&E ™)*	(3)	(1)	153	149	—	—	5,373	(8)	5,365	5,514	—	5,514	—	—	322	322
Non-Affiliated Class B:
Columbia VIT MidCap Value Opportunity Class 1 (Advantedge™)	(1,217)	(4,560)	16,224	10,447	—	(1,472)	508	(58)	(1,022)	9,425	70,568	79,993	—	(164)	(81)	(245)
Columbia VIT MidCap Value Opportunity Class 1 (AnnuiChoice II™)	(105)	(29)	1,618	1,484	1,121	(5,829)	235	(16)	(4,489)	(3,005)	7,806	4,801	122	(596)	27	(447)
Columbia VIT MidCap Value Opportunity Class 1 (Annuichoice™)	(232)	(1,737)	5,314	3,345	—	(527)	(374)	(26)	(927)	2,418	22,391	24,809	—	(60)	(92)	(152)
Columbia VIT MidCap Value Opportunity Class 1 (Grandmaster flex3 ™)	(1,199)	4,418	7,749	10,968	100	(34,777)	(16,884)	(53)	(51,614)	(40,646)	61,133	20,487	11	(3,860)	(1,412)	(5,261)
Columbia VIT MidCap Value Opportunity Class 1 (Grandmaster™)	(954)	(8,189)	18,722	9,579	—	(774)	(49,224)	(3)	(50,001)	(40,422)	92,516	52,094	—	(85)	(5,700)	(5,785)
Columbia VIT MidCap Value Opportunity Class 1 (Pinnacle ™)	(617)	(83)	7,593	6,893	—	(944)	12,212	(10)	11,258	18,151	38,697	56,848	—	(101)	1,292	1,191
Columbia VIT MidCap Value Opportunity Class 1 (Pinnacle IV ™)	(415)	(1,344)	6,233	4,474	—	(12,481)	5,231	(99)	(7,349)	(2,875)	30,321	27,446	—	(1,382)	557	(825)
Columbia VIT MidCap Value Opportunity Class 1 (Pinnacle Plus™)	(967)	(10,063)	18,709	7,679	—	(5,403)	(15,724)	(72)	(21,199)	(13,520)	74,957	61,437	—	(594)	(2,096)	(2,690)
Columbia VIT MidCap Value Opportunity Class 1 (Pinnacle V ™)	(559)	(93)	6,037	5,385	2,180	(556)	3,499	(125)	4,998	10,383	30,129	40,512	239	(75)	387	551
Columbia VIT Small Cap Value Class 2 (AdvantEdge ™)	8,324	325	14,412	23,061	3,925	(3,581)	6,231	(2,293)	4,282	27,343	233,369	260,712	275	(388)	447	334
Columbia VIT Small Cap Value Class 2 (AnnuiChoice II ™)	4,243	2,146	3,859	10,248	45,165	(9,538)	(2,746)	(449)	32,432	42,680	78,267	120,947	2,996	(639)	(177)	2,180
Columbia VIT Small Cap Value Class 2 (AnnuiChoice ™)	3,869	659	5,896	10,424	—	(5,799)	(20,694)	(50)	(26,543)	(16,119)	118,077	101,958	—	(377)	(1,370)	(1,747)
Columbia VIT Small Cap Value Class 2 (Grandmaster flex3 ™)	1,437	(1,239)	5,419	5,617	100	(310)	(36,307)	(27)	(36,544)	(30,927)	69,952	39,025	6	(22)	(2,370)	(2,386)

See accompanying notes.

* - 2012 inception date of division.

Separate Account I

of

Integrity Life Insurance Company

Statements of Changes in Net Assets (continued)

For the Year Ended December 31, 2012

	Inccrease (deccrease) in net assets from operations				Increase (decrease) in net assets from contract related transactions								Unit Transactions
Subaccount	Net investment income (loss)	Realized gain (loss)	Change in net unrealized appreciation (depreciation) during the period	Net increase (decrease) in net assets resulting from operations	Contributions from contract holders	Contract terminations and benefits	Net transfers among investment options	Contract maintenance charges	Net increase (decrease) in net assets from contract related transactions	Increase (decrease) in net assets	Net assets, beginning of period	Net assets, end of period	Units purchased	Units redeemed	Units transferred	Increase (decrease) in units
Non-Affiliated Class B (continued):
Columbia VIT Small Cap Value Class 2 (Grandmaster ™)	$732	$21	$1,184	$1,937	$—	$—	$(14)	$(6)	$(20)	$1,917	$19,827	$21,744	—	—	(1)	(1)
Columbia VIT Small Cap Value Class 2 (Pinnacle Plus ™)	1,237	(8,403)	16,033	8,867	13	(2,031)	(61,954)	(42)	(64,014)	(55,147)	110,141	54,994	1	(143)	(4,033)	(4,175)
Columbia VIT Small Cap Value Class 2 (Pinnacle ™)	879	494	561	1,934	—	(3,194)	3,573	(27)	352	2,286	19,374	21,660	—	(217)	242	25
Columbia VIT Small Cap Value Class 2 (Pinnacle IV ™)	2,587	(5,569)	12,797	9,815	—	(8,224)	(12,220)	(104)	(20,548)	(10,733)	98,534	87,801	—	(551)	(728)	(1,279)
Columbia VIT Small Cap Value Class 2 (Pinnacle V ™)	9,033	2,615	15,570	27,218	148,786	(5,549)	(26,272)	(1,698)	115,267	142,485	217,252	359,737	10,020	(486)	(1,802)	7,732
DWS Small Cap Index (AdvantEdge ™)	(302)	857	1,626	2,181	—	(910)	3,226	—	2,316	4,497	46,776	51,273	—	(84)	(90)	(174)
DWS Small Cap Index (AnnuiChoice II ™)	(671)	2,486	16,281	18,096	—	(5,972)	(1,808)	(80)	(7,860)	10,236	126,767	137,003	—	(555)	(157)	(712)
DWS Small Cap Index (AnnuiChoice ™)	(784)	(6,621)	39,456	32,051	11,364	(30,952)	(7,252)	(284)	(27,124)	4,927	229,437	234,364	735	(2,015)	(471)	(1,751)
DWS Small Cap Index (GrandMaster flex3 ™)	(609)	13,158	(2,492)	10,057	10	(32,251)	160	(160)	(32,241)	(22,184)	85,996	63,812	1	(2,239)	12	(2,226)
DWS Small Cap Index (Grandmaster ™)	(852)	(63)	15,274	14,359	—	(190)	8,018	(1)	7,827	22,186	98,828	121,014	—	(14)	576	562
DWS Small Cap Index (IQ Advisor Standard ™)	10	7	2,485	2,502	—	(776)	—	—	(776)	1,726	16,802	18,528	—	(57)	1	(56)
DWS Small Cap Index (IQ3 ™)	(1,986)	30,246	7,981	36,241	69	(52,003)	(26,369)	(240)	(78,543)	(42,302)	270,810	228,508	5	(3,498)	(1,695)	(5,188)
DWS Small Cap Index (Pinnacle Plus ™)	(668)	8,946	291	8,569	160	(14,894)	(288)	(92)	(15,114)	(6,545)	68,409	61,864	10	(978)	(31)	(999)
DWS Small Cap Index VIP (Pinnacle IV ™)	(2,806)	73,647	(42,204)	28,637	300	(43,171)	13,618	(223)	(29,476)	(839)	308,942	308,103	20	(2,960)	68	(2,872)
DWS Small Cap Index VIP (Pinnacle V ™)	(3,030)	101,031	(44,415)	53,586	10,953	(199,471)	15,264	(446)	(173,700)	(120,114)	407,829	287,715	1,204	(20,805)	1,664	(17,937)
Advisor Class:
Pimco VIT All Asset (AdvantEdge ™)	5,496	(3,082)	16,874	19,288	9,430	—	21,953	(150)	31,233	50,521	117,914	168,435	821	(13)	2,016	2,824
Pimco VIT All Asset (IQ Annuity ™)	10,070	104	22,464	32,638	19,506	(5,418)	88,930	(220)	102,798	135,436	192,236	327,672	1,707	(492)	7,630	8,845
Pimco VIT All Asset (Pinnacle ™)	15,525	8,703	26,214	50,442	—	(5,917)	148,275	(71)	142,287	192,729	298,324	491,053	—	(490)	12,729	12,239
Pimco VIT All Asset (Pinnacle Plus II Reduced M&E ™)*	815	2	632	1,449	—	—	20,419	—	20,419	21,868	—	21,868	—	—	1,743	1,743
Pimco VIT All Asset (AnnuiChoice II ™)	9,717	2,556	20,745	33,018	10,037	(13,883)	14,765	(532)	10,387	43,405	236,531	279,936	845	(1,174)	1,233	904
Pimco VIT All Asset (AnnuiChoice ™)	11,036	(2,145)	32,631	41,522	—	(60,693)	624	(111)	(60,180)	(18,658)	295,643	276,985	—	(4,961)	322	(4,639)
Pimco VIT All Asset (GrandMaster flex3 ™)	12,142	17,837	15,687	45,666	—	(21,355)	(38,416)	(104)	(59,875)	(14,209)	390,494	376,285	—	(2,078)	(3,169)	(5,247)
Pimco VIT All Asset (Grandmaster ™)	21,249	490	48,766	70,505	181,779	(189,410)	231,693	(21)	224,041	294,546	398,907	693,453	16,079	(16,727)	19,958	19,310
Pimco VIT All Asset (Pinnacle IV ™)	14,691	3,795	36,891	55,377	11,892	(118,582)	46,126	(75)	(60,639)	(5,262)	470,108	464,846	1,004	(10,210)	3,869	(5,337)
Pimco VIT All Asset (Pinnacle Plus ™)	697	(92)	2,134	2,739	—	(2,169)	—	(16)	(2,185)	554	22,404	22,958	—	(189)	—	(189)
Pimco VIT All Asset (Pinnacle V ™)	11,393	648	26,906	38,947	18,212	(5,806)	46,568	(255)	58,719	97,666	268,382	366,048	1,556	(519)	3,983	5,020
Pimco VIT Commodity Real Return (Pinnacle ™)	4,919	(38,447)	39,957	6,429	9,160	(28,582)	(37,720)	(34)	(57,176)	(50,747)	159,525	108,778	1,139	(3,799)	(4,685)	(7,345)
Pimco VIT Commodity Real Return (Pinnacle IV ™)	23,510	(43,840)	47,857	27,527	2,044	(126,231)	(184,868)	(193)	(309,248)	(281,721)	816,314	534,593	258	(16,576)	(23,903)	(40,221)
Pimco VIT Commodity Real Return (Pinnacle Plus II Reduced M&E ™)*	229	(24)	(400)	(195)	—	(366)	5,268	(11)	4,891	4,696	—	4,696	—	—	607	607
Pimco VIT Commodity Real Return (Pinnacle V ™)	43,155	(93,905)	83,798	33,048	176,816	(89,392)	(441,889)	(3,651)	(358,116)	(325,068)	1,352,536	1,027,468	23,040	(12,018)	(59,395)	(48,373)
Pimco VIT Commodity Real Return Strategy (AdvantEdge ™)	19,008	(17,478)	11,106	12,636	10,893	(1,460)	(64,595)	(3,443)	(58,605)	(45,969)	505,425	459,456	1,435	(635)	(9,041)	(8,241)
Pimco VIT Commodity Real Return Strategy (AnnuiChoice II ™)	13,982	(14,197)	5,417	5,202	18,217	(12,436)	11,356	(571)	16,566	21,768	285,017	306,785	2,287	(1,658)	725	1,354
Pimco VIT Commodity Real Return Strategy (AnnuiChoice ™)	5,487	(9,980)	13,602	9,109	700	(57,955)	(26,385)	(181)	(83,821)	(74,712)	177,939	103,227	89	(7,117)	(3,422)	(10,450)
Pimco VIT Commodity Real Return Strategy (Grandmaster ™)	3,617	(5,296)	8,617	6,938	—	(2,080)	(46,657)	(10)	(48,747)	(41,809)	119,466	77,657	—	(270)	(5,723)	(5,993)
Pimco VIT Commodity Real Return Strategy (IQ Annuity ™)	11,145	(115,361)	108,482	4,266	718	(29,727)	(512,508)	(690)	(542,207)	(537,941)	768,934	230,993	94	(3,954)	(69,804)	(73,664)
Pimco VIT Commodity Real Return Strategy (GrandMaster flex3 ™)	12,441	(861)	2,319	13,899	37,337	(48,276)	(86,432)	(41)	(97,412)	(83,513)	367,662	284,149	4,654	(6,072)	(11,188)	(12,606)
Pimco VIT Commodity Real Return Strategy (Pinnacle Plus ™)	4,384	(5,821)	2,716	1,279	—	(16,248)	44,824	(88)	28,488	29,767	76,343	106,110	—	(2,131)	5,711	3,580
Pimco VIT Low Duration (AnnuiChoice II ™)	7,280	5,967	38,699	51,946	76,955	(67,127)	1,288,564	(1,422)	1,296,970	1,348,916	1,052,198	2,401,114	6,552	(5,957)	110,054	110,649
Pimco VIT Low Duration (AnnuiChoice ™)	3,549	4,055	12,619	20,223	—	(18,611)	247,449	(1,098)	227,740	247,963	328,337	576,300	—	(1,701)	21,282	19,581
Pimco VIT Low Duration (GrandMaster flex3 ™)	(3,779)	78,099	4,736	79,056	29,597	(194,322)	61,685	(118)	(103,158)	(24,102)	297,140	273,038	2,559	(16,996)	11,303	(3,134)
Pimco VIT Low Duration (Grandmaster™)	692	8,091	5,960	14,743	92,337	(109,526)	142,793	(99)	125,505	140,248	136,879	277,127	8,079	(10,065)	13,486	11,500
Pimco VIT Low Duration (IQ Annuity ™)	2,778	13,569	20,265	36,612	208	(91,145)	(416,388)	(1,209)	(508,534)	(471,922)	963,656	491,734	18	(8,091)	(35,997)	(44,070)
Pimco VIT Low Duration (Pinnacle ™)	3,555	34,832	7,369	45,756	20,975	(114,303)	101,020	(143)	7,549	53,305	260,932	314,237	1,847	(10,025)	11,777	3,599
Pimco VIT Low Duration (Pinnacle IV ™)	376	3,321	4,570	8,267	—	(26,124)	(23,563)	(151)	(49,838)	(41,571)	185,817	144,246	—	(2,291)	(1,969)	(4,260)
Pimco VIT Low Duration (Pinnacle Plus II Reduced M&E ™)*	53	2,222	138	2,413	—	(6,656)	4,256	(13)	(2,413)	—	—	—	—	—	—	—
Pimco VIT Low Duration (AdvantEdge ™)	87	48	2,734	2,869	—	—	38,359	(98)	38,261	41,130	50,974	92,104	—	(9)	3,402	3,393
Pimco VIT Low Duration (Pinnacle Plus ™)	204	1,857	3,490	5,551	—	(26,208)	(48,746)	(180)	(75,134)	(69,583)	182,485	112,902	—	(2,327)	(4,351)	(6,678)
Pimco VIT Low Duration (Pinnacle V ™)	744	1,960	7,936	10,640	3,157	(85,685)	186,240	(174)	103,538	114,178	289,889	404,067	284	(7,599)	16,186	8,871
Pimco VIT Real Return (Pinnacle IV ™)	27,842	35,272	(17,193)	45,921	14,028	(206,053)	11,221	(111)	(180,915)	(134,994)	721,708	586,714	1,137	(16,310)	870	(14,303)
Pimco VIT Real Return (AdvantEdge ™)	9,225	6,277	(1,930)	13,572	50,363	(5,873)	(26,466)	(380)	17,644	31,216	170,335	201,551	4,042	(511)	(2,024)	1,507
Pimco VIT Real Return (AnnuiChoice II ™)	34,422	14,370	(4,237)	44,555	214,227	(23,676)	(358)	(339)	189,854	234,409	468,900	703,309	17,173	(1,893)	(139)	15,141
Pimco VIT Real Return (AnnuiChoice ™)	33,172	14,636	(2,775)	45,033	1,600	(47,634)	100,086	(1,237)	52,815	97,848	559,253	657,101	126	(3,783)	7,838	4,181
Pimco VIT Real Return (GrandMaster flex3 ™)	13,101	7,819	(171)	20,749	33,603	(37,387)	(26,883)	(56)	(30,723)	(9,974)	303,651	293,677	2,610	(2,987)	(2,022)	(2,399)
Pimco VIT Real Return (Grandmaster ™)	26,990	15,519	(10,576)	31,933	63,486	(74,635)	282,337	(26)	271,162	303,095	265,264	568,359	4,977	(5,873)	22,616	21,720
Pimco VIT Real Return (IQ Annuity ™)	21,721	18,703	(8,122)	32,302	1,625	(88,252)	35,417	(402)	(51,612)	(19,310)	491,973	472,663	129	(7,063)	2,782	(4,152)

See accompanying notes.

* - 2012 inception date of division.

Separate Account I

of

Integrity Life Insurance Company

Statements of Changes in Net Assets (continued)

For the Year Ended December 31, 2012

	Inccrease (deccrease) in net assets from operations				Increase (decrease) in net assets from contract related transactions								Unit Transactions
Subaccount	Net investment income (loss)	Realized gain (loss)	Change in net unrealized appreciation (depreciation) during the period	Net increase (decrease) in net assets resulting from operations	Contributions from contract holders	Contract terminations and benefits	Net transfers among investment options	Contract maintenance charges	Net increase (decrease) in net assets from contract related transactions	Increase (decrease) in net assets	Net assets, beginning of period	Net assets, end of period	Units purchased	Units redeemed	Units transferred	Increase (decrease) in units
Advisor Class (continued):
Pimco VIT Real Return (Pinnacle ™)	$14,989	$7,226	$(2,036)	$20,179	$33,392	$(97,599)	$58,309	$(109)	$(6,007)	$14,172	$201,897	$216,069	2,675	(7,755)	5,056	(24)
Pimco VIT Real Return (Pinnacle Plus ™)	6,853	6,963	(2,404)	11,412	—	(25,832)	31,664	(261)	5,571	16,983	147,336	164,319	15	(2,102)	2,625	538
Pimco VIT Real Return (Pinnacle V ™)	25,133	12,041	(8,430)	28,744	47,561	(50,780)	177,244	(450)	173,575	202,319	347,280	549,599	3,796	(4,023)	14,001	13,774
Pimco VIT Total Return (Pinnacle V ™)	384,381	40,216	417,025	841,622	4,628,227	(667,172)	1,223,720	(60,483)	5,124,292	5,965,914	9,025,277	14,991,191	356,811	(56,603)	96,314	396,522
Pimco VIT Total Return (AdvantEdge ™)	192,427	17,025	284,684	494,136	282,391	(344,768)	496,503	(45,174)	388,952	883,088	6,244,535	7,127,623	22,238	(30,470)	38,421	30,189
Pimco VIT Total Return (AnnuiChoice II ™)	84,794	8,989	99,453	193,236	583,206	(190,308)	172,614	(7,602)	557,910	751,146	2,010,253	2,761,399	45,103	(15,070)	13,227	43,260
Pimco VIT Total Return (AnnuiChoice ™)	58,713	19,741	61,223	139,677	1,000	(246,431)	664,465	(2,521)	416,513	556,190	1,322,259	1,878,449	79	(19,135)	52,178	33,122
Pimco VIT Total Return (GrandMaster flex3 ™)	54,579	51,946	41,963	148,488	31,695	(492,309)	1,355,039	(961)	893,464	1,041,952	861,912	1,903,864	2,433	(38,540)	110,538	74,431
Pimco VIT Total Return (Grandmaster ™)	76,890	11,016	98,283	186,189	100,932	(383,855)	329,546	(779)	45,844	232,033	2,337,464	2,569,497	7,907	(31,466)	26,952	3,393
Pimco VIT Total Return (IQ Annuity ™)	43,430	38,891	47,318	129,639	47,090	(336,968)	137,146	(1,629)	(154,361)	(24,722)	1,384,676	1,359,954	3,686	(26,669)	12,794	(10,189)
Pimco VIT Total Return (Pinnacle ™)	55,513	13,968	41,389	110,870	30,520	(292,697)	937,021	(455)	674,389	785,259	1,068,098	1,853,357	2,435	(22,896)	73,383	52,922
Pimco VIT Total Return (Pinnacle IV ™)	157,653	47,928	206,386	411,967	30,192	(850,025)	690,158	(1,401)	(131,076)	280,891	5,067,217	5,348,108	2,363	(66,491)	55,187	(8,941)
Pimco VIT Total Return (Pinnacle Plus II Reduced M&E ™)*	648	5	575	1,228	—	—	20,340	—	20,340	21,568	—	21,568	—	—	1,628	1,628
Pimco VIT Total Return (Pinnacle Plus ™)	39,452	8,579	58,989	107,020	765	(187,944)	206,810	(2,369)	17,262	124,282	1,370,975	1,495,257	95	(15,155)	16,544	1,484
Investor Class:
Guggenheim VT Alternative Strategies Allocation (AdvantEdge ™)	898	(9,768)	6,775	(2,095)	1,304	—	(159,113)	(678)	(158,487)	(160,582)	160,582	—	142	(74)	(17,592)	(17,524)
Guggenheim VT Alternative Strategies Allocation (AnnuiChoice II ™)	1,612	(12,258)	8,476	(2,170)	—	(4,444)	(192,755)	(427)	(197,626)	(199,796)	199,796	—	—	(525)	(20,978)	(21,503)
Guggenheim VT Alternative Strategies Allocation (AnnuiChoice ™)	115	(597)	358	(124)	—	(332)	(13,250)	(4)	(13,586)	(13,710)	13,710	—	—	(36)	(1,432)	(1,468)
Guggenheim VT Alternative Strategies Allocation (GrandMaster flex3 ™)	56	(470)	293	(121)	—	—	(9,694)	—	(9,694)	(9,815)	9,815	—	—	—	(1,070)	(1,070)
Guggenheim VT Alternative Strategies Allocation (Grandmaster flex3 ™)	130	(1,318)	975	(213)	—	—	(19,165)	—	(19,165)	(19,378)	19,378	—	—	—	(2,099)	(2,099)
Guggenheim VT Alternative Strategies Allocation (IQ Annuity ™)	24	(219)	150	(45)	—	—	(3,815)	(2)	(3,817)	(3,862)	3,862	—	—	—	(419)	(419)
Guggenheim VT Alternative Strategies Allocation (Pinnacle ™)	19	(113)	58	(36)	—	—	(2,905)	(1)	(2,906)	(2,942)	2,942	—	—	—	(319)	(319)
Guggenheim VT Alternative Strategies Allocation (Pinnacle IV ™)	215	(2,533)	1,898	(420)	—	(973)	(34,230)	(3)	(35,206)	(35,626)	35,626	—	—	(107)	(3,764)	(3,871)
Guggenheim VT Alternative Strategies Allocation (Pinnacle Plus ™)	102	(797)	388	(307)	—	—	(6,476)	(14)	(6,490)	(6,797)	6,797	—	—	(2)	(742)	(744)
Guggenheim VT Alternative Strategies Allocation (Pinnacle V ™)	1,867	(12,192)	6,329	(3,996)	7,260	(4,932)	(187,038)	(1,376)	(186,086)	(190,082)	190,082	—	782	(683)	(20,816)	(20,717)
Guggenheim VT Global Managed Futures Strategies (Pinnacle ™)	(126)	(670)	(403)	(1,199)	—	(3,030)	7,291	(12)	4,249	3,050	5,473	8,523	—	(452)	1,003	551
Guggenheim VT Global Managed Futures Strategies (Pinnacle IV ™)	(256)	(855)	(1,374)	(2,485)	—	(1,518)	(5,819)	(4)	(7,341)	(9,826)	25,259	15,433	—	(219)	(771)	(990)
Guggenheim VT Global Managed Futures Strategies (Pinnacle V ™)	(3,179)	(16,303)	(7,841)	(27,323)	59,546	(3,956)	(33,945)	(660)	20,985	(6,338)	231,344	225,006	8,516	(674)	(4,446)	3,396
Guggenheim VT Global Managed Futures Strategies (AdvantEdge ™)	(3,518)	(1,772)	(23,884)	(29,174)	3,925	(1,013)	24,685	(1,798)	25,799	(3,375)	224,952	221,577	555	(397)	3,581	3,739
Guggenheim VT Global Managed Futures Strategies (AnnuiChoice II ™)	(958)	(2,372)	(7,727)	(11,057)	6,417	(5,372)	2,051	(126)	2,970	(8,087)	87,343	79,256	899	(777)	258	380
Guggenheim VT Global Managed Futures Strategies (AnnuiChoice ™)	(87)	(88)	(949)	(1,124)	—	—	270	(2)	268	(856)	8,832	7,976	—	—	31	31
Guggenheim VT Global Managed Futures Strategies (Grandmaster flex3 ™)	(4)	(116)	57	(63)	—	—	(1,632)	—	(1,632)	(1,695)	1,695	—	—	—	(221)	(221)
Guggenheim VT Global Managed Futures Strategies (IQ Annuity ™)	(252)	(300)	(1,805)	(2,357)	—	(1,740)	—	(40)	(1,780)	(4,137)	19,901	15,764	—	(245)	—	(245)
Guggenheim VT Global Managed Futures Strategies (Pinnacle Plus ™)	(149)	(177)	(897)	(1,223)	—	(894)	5,687	(3)	4,790	3,567	4,957	8,524	—	(124)	753	629
Guggenheim VT Multi-Hedge Strategies (AdvantEdge ™)	(589)	(460)	1,285	236	—	—	169,753	(766)	168,987	169,223	27,065	196,288	—	(90)	19,887	19,797
Guggenheim VT Multi-Hedge Strategies (AnnuiChoice II ™)	(405)	1,795	(37)	1,353	—	(8,768)	201,466	(425)	192,273	193,626	82,744	276,370	—	(1,056)	23,155	22,099
Guggenheim VT Multi-Hedge Strategies (AnnuiChoice ™)	(180)	805	(73)	552	—	(6,633)	13,252	(72)	6,547	7,099	43,053	50,152	—	(775)	1,534	759
Guggenheim VT Multi-Hedge Strategies (Grandmaster flex3 ™)	(157)	1,612	(1,322)	133	—	(21,561)	8,543	(5)	(13,023)	(12,890)	17,991	5,101	—	(2,554)	1,013	(1,541)
Guggenheim VT Multi-Hedge Strategies (Grandmaster ™)	(315)	275	394	354	—	(2,050)	19,163	—	17,113	17,467	38,850	56,317	—	(241)	2,252	2,011
Guggenheim VT Multi-Hedge Strategies (IQ Annuity ™)	(365)	522	158	315	60	(1,487)	1,051	(18)	(394)	(79)	42,872	42,793	7	(178)	124	(47)
Guggenheim VT Multi-Hedge Strategies (Pinnacle ™)	(77)	1,026	(872)	77	—	(102)	(7,148)	(4)	(7,254)	(7,177)	13,489	6,312	—	(12)	(843)	(855)
Guggenheim VT Multi-Hedge Strategies (Pinnacle IV ™)	(911)	4,981	(3,412)	658	—	(33,827)	30,841	(22)	(3,008)	(2,350)	98,884	96,534	—	(3,953)	3,595	(358)
Guggenheim VT Multi-Hedge Strategies (Pinnacle Plus ™)	(553)	1,224	(421)	250	—	(10,319)	14,734	(58)	4,357	4,607	48,104	52,711	—	(1,236)	1,756	520
Guggenheim VT Multi-Hedge Strategies (Pinnacle V ™)	(3,356)	22,860	(17,399)	2,105	41,421	(43,146)	241,255	(1,503)	238,027	240,132	291,606	531,738	4,851	(5,236)	28,246	27,861
Guggenheim VT U.S. Long Short Momentum (AdvantEdge ™)	(566)	2,035	(1,066)	403	4,469	—	(19,386)	(69)	(14,986)	(14,583)	29,782	15,199	508	(8)	(2,290)	(1,790)
Guggenheim VT U.S. Long Short Momentum (AnnuiChoice II ™)	(560)	210	1,853	1,503	—	—	619	(88)	531	2,034	46,499	48,533	—	(10)	71	61
Guggenheim VT U.S. Long Short Momentum (AnnuiChoice ™)	(281)	1,130	391	1,240	—	(26,308)	691	(17)	(25,634)	(24,394)	32,719	8,325	—	(3,044)	80	(2,964)
Guggenheim VT U.S. Long Short Momentum (GrandMaster flex3 ™)	(170)	(935)	1,417	312	—	—	(3,991)	(4)	(3,995)	(3,683)	11,345	7,662	—	—	(477)	(477)
Guggenheim VT U.S. Long Short Momentum (IQ Annuity ™)	(416)	3,429	(2,169)	844	747	(12,771)	62	(48)	(12,010)	(11,166)	34,288	23,122	89	(1,541)	7	(1,445)
Guggenheim VT U.S. Long Short Momentum (Pinnacle IV ™)	(1,350)	8,787	(5,106)	2,331	1,437	(19,262)	(2,433)	(16)	(20,274)	(17,943)	96,202	78,259	167	(2,284)	(278)	(2,395)
Guggenheim VT U.S. Long Short Momentum (Pinnacle Plus ™)	(132)	48	287	203	—	—	—	(13)	(13)	190	7,591	7,781	—	(2)	—	(2)
Guggenheim VT U.S. Long Short Momentum (Pinnacle V ™)	(2,858)	15,863	(6,610)	6,395	1,220	(58,982)	6,494	(139)	(51,407)	(45,012)	207,266	162,254	141	(6,793)	754	(5,898)
ETF Shares:
iShares Core Total US Bond Market ETF (Varoom)	1,948	591	1,571	4,110	—	(17,318)	11,760	—	(5,558)	(1,448)	209,157	207,709	—	(644)	441	(203)
iShares Core Total US Bond Market ETF (Varoom GLWB 2)	776	3,821	883	5,480	111,800	—	10,729	—	122,529	128,009	348,635	476,644	4,250	—	413	4,663
iShares Core Total US Bond Market ETF (Varoom GLWB 3)*	80	(1)	(79)	—	9,681	—	6,064	—	15,745	15,745	—	15,745	377	—	236	613

See accompanying notes.

* - 2012 inception date of division.

Separate Account I

of

Integrity Life Insurance Company

Statements of Changes in Net Assets (continued)

For the Year Ended December 31, 2012

	Inccrease (deccrease) in net assets from operations				Increase (decrease) in net assets from contract related transactions								Unit Transactions
Subaccount	Net investment income (loss)	Realized gain (loss)	Change in net unrealized appreciation (depreciation) during the period	Net increase (decrease) in net assets resulting from operations	Contributions from contract holders	Contract terminations and benefits	Net transfers among investment options	Contract maintenance charges	Net increase (decrease) in net assets from contract related transactions	Increase (decrease) in net assets	Net assets, beginning of period	Net assets, end of period	Units purchased	Units redeemed	Units transferred	Increase (decrease) in units

ETF Shares (continued):
iShares Core Total US Bond Market ETF (Varoom GLWB 5)*	$798	$35	$(2,285)	$(1,452)	$333,715	$—	$6,784	$—	$340,499	$339,047	$—	$339,047	13,063	—	265	13,328
iShares Barclays Intermediate Credit Bond ETF (Varoom)	24	2	81	107	—	—	—	—	—	107	78	185	—	—	—	—
iShares Barclays Intermediate Credit Bond ETF (Varoom GLWB 2)	646	1,261	9,654	11,561	34,900	—	31,759	—	66,659	78,220	219,286	297,506	1,350	—	1,202	2,552
iShares Barclays Intermediate Credit Bond ETF (Varoom GLWB 5)*	(35)	46	493	504	29,320	(534)	22,017	—	50,803	51,307	—	51,307	1,127	(20)	844	1,951
iShares Barclays TIPS Bond ETF (Varoom)	931	1,644	4,691	7,266	23,029	(13,728)	67,324	—	76,625	83,891	127,432	211,323	823	(480)	2,344	2,687
iShares Barclays TIPS Bond ETF (Varoom GLWB 2)	(243)	1,644	897	2,298	11,735	(122)	10,958	—	22,571	24,869	51,260	76,129	418	(4)	391	805
iShares Barclays TIPS Bond ETF (Varoom GLWB 3)*	(10)	72	106	168	17,014	(3,767)	—	—	13,247	13,415	—	13,415	660	(144)	—	516
iShares Barclays TIPS Bond ETF (Varoom GLWB 5)*	(131)	23	177	69	31,623	—	1,337	—	32,960	33,029	—	33,029	1,232	—	52	1,284
iShares iBoxx $ High Yield Corporate Bond ETF (Varoom)	569	42	671	1,282	—	—	5,478	—	5,478	6,760	8,469	15,229	—	—	205	205
iShares iBoxx $ High Yield Corporate Bond ETF (Varoom GLWB 2)	2,447	452	2,329	5,228	2,300	(88)	7,337	—	9,549	14,777	57,510	72,287	87	(3)	261	345
iShares iBoxx $ High Yield Corporate Bond ETF (Varoom GLWB 3)*	658	342	855	1,855	47,843	(5,645)	419	—	42,617	44,472	—	44,472	1,763	(204)	15	1,574
iShares iBoxx $ High Yield Corporate Bond ETF (Varoom GLWB 5)*	510	31	1,160	1,701	88,672	—	1,266	—	89,938	91,639	—	91,639	3,226	—	48	3,274
iShares S&P 500 Growth Index ETF (Varoom)	(245)	110	2,591	2,456	8,232	—	1,677	—	9,909	12,365	17,053	29,418	301	—	60	361
iShares S&P 500 Growth Index ETF (Varoom GLWB 1)	(2,948)	7,512	49,761	54,325	110,141	(22,221)	24,643	—	112,563	166,888	417,767	584,655	4,066	(780)	937	4,223
iShares S&P 500 Growth Index ETF (Varoom GLWB 2)	(134)	200	1,679	1,745	500	—	(462)	—	38	1,783	15,481	17,264	18	—	(15)	3
iShares S&P 500 Growth Index ETF (Varoom GLWB 3)*	113	284	736	1,133	28,050	(6,952)	7,580	—	28,678	29,811	—	29,811	1,042	(252)	273	1,063
iShares S&P 500 Growth Index ETF (Varoom GLWB 4)*	(39)	233	3,886	4,080	531,805	(1,229)	64,162	—	594,738	598,818	—	598,818	19,249	(46)	2,305	21,508
iShares S&P 500 Growth Index ETF (Varoom GLWB 5)*	1	(2)	(3)	(4)	70	—	2,529	—	2,599	2,595	—	2,595	3	—	90	93
iShares Core S&P 500 Index ETF (Varoom)	539	783	18,848	20,170	24,697	(2,176)	5,030	—	27,551	47,721	154,638	202,359	908	(76)	184	1,016
iShares Core S&P 500 Index ETF (Varoom GLWB 1)	(13,117)	37,329	688,360	712,572	992,651	(145,085)	538,665	—	1,386,231	2,098,803	4,973,340	7,072,143	36,679	(5,174)	20,070	51,575
iShares Core S&P 500 Index ETF (Varoom GLWB 2)	(2,082)	3,272	52,376	53,566	84,510	(475)	(8,833)	—	75,202	128,768	390,489	519,257	3,141	(17)	(302)	2,822
iShares Core S&P 500 Index ETF (Varoom GLWB 3)*	450	290	2,219	2,959	89,649	(5,254)	45,900	—	130,295	133,254	—	133,254	3,194	(184)	1,648	4,658
iShares Core S&P 500 Index ETF (Varoom GLWB 4)*	11,152	2,855	117,228	131,235	6,077,726	(14,019)	533,691	—	6,597,398	6,728,633	—	6,728,633	218,320	(506)	19,089	236,903
iShares Core S&P 500 Index ETF (Varoom GLWB 5)*	626	271	7,696	8,593	344,707	(362)	23,004	—	367,349	375,942	—	375,942	12,438	(13)	841	13,266
iShares S&P 500 Value Index ETF (Varoom)	292	127	4,905	5,324	23,029	—	10,955	—	33,984	39,308	16,454	55,762	876	—	409	1,285
iShares S&P 500 Value Index ETF (Varoom GLWB 1)	251	1,479	44,303	46,033	43,611	(4,447)	35,449	—	74,613	120,646	267,302	387,948	1,669	(168)	1,337	2,838
iShares S&P 500 Value Index ETF (Varoom GLWB 2)	(91)	470	5,095	5,474	—	—	(3,267)	—	(3,267)	2,207	38,477	40,684	—	—	(129)	(129)
iShares S&P 500 Value Index ETF (Varoom GLWB 3)*	304	324	1,982	2,610	46,640	(7,037)	838	—	40,441	43,051	—	43,051	1,687	(251)	30	1,466
iShares S&P 500 Value Index ETF (Varoom GLWB 4)*	1,867	(116)	14,658	16,409	277,482	(1,291)	32,557	—	308,748	325,157	—	325,157	10,007	(46)	1,188	11,149
iShares S&P 500 Value Index ETF (Varoom GLWB 5)*	40	(32)	124	132	9,151	—	2,456	—	11,607	11,739	—	11,739	316	—	87	403
iShares Core S&P MidCap Index ETF (Varoom)	(432)	3,020	14,727	17,315	31,261	(1,048)	13,998	—	44,211	61,526	87,951	149,477	1,193	(39)	547	1,701
iShares Core S&P MidCap Index ETF (Varoom GLWB 1)	(15,815)	3,657	255,835	243,677	286,601	(42,982)	162,411	—	406,030	649,707	1,401,780	2,051,487	11,020	(1,619)	6,504	15,905
iShares Core S&P MidCap Index ETF (Varoom GLWB 2)	(2,090)	392	27,298	25,600	13,521	(51)	(3,855)	—	9,615	35,215	160,497	195,712	526	(2)	(118)	406
iShares Core S&P MidCap Index ETF (Varoom GLWB 3)*	(15)	476	3,075	3,536	45,605	(8,884)	6,064	—	42,785	46,321	—	46,321	1,707	(318)	223	1,612
iShares Core S&P MidCap Index ETF (Varoom GLWB 4)*	(2,095)	(231)	83,003	80,677	1,721,771	(4,110)	154,677	—	1,872,338	1,953,015	—	1,953,015	62,939	(152)	5,668	68,455
iShares Core S&P MidCap Index ETF (Varoom GLWB 5)*	(196)	11	2,894	2,709	45,545	—	1,999	—	47,544	50,253	—	50,253	1,690	—	75	1,765
iShares Core S&P Small Cap Index ETF (Varoom)	(86)	269	8,939	9,122	27,145	(1,067)	6,316	—	32,394	41,516	49,392	90,908	1,038	(40)	240	1,238
iShares Core S&P Small Cap Index ETF (Varoom GLWB 1)	(5,692)	3,519	109,255	107,082	143,300	(21,414)	88,114	—	210,000	317,082	714,343	1,031,425	5,435	(803)	3,469	8,101
iShares Core S&P Small Cap Index ETF (Varoom GLWB 2)	(812)	771	11,264	11,223	13,881	(33)	(2,748)	—	11,100	22,323	81,733	104,056	530	(1)	(100)	429
iShares Core S&P Small Cap Index ETF (Varoom GLWB 3)*	31	2	451	484	3,288	—	7,580	—	10,868	11,352	—	11,352	117	—	277	394
iShares Core S&P Small Cap Index ETF (Varoom GLWB 4)*	583	(218)	39,034	39,399	860,879	(2,056)	83,062	—	941,885	981,284	—	981,284	31,311	(76)	3,024	34,259
iShares Core S&P Small Cap Index ETF (Varoom GLWB 5)*	8	(3)	2,081	2,086	51,333	—	2,992	—	54,325	56,411	—	56,411	1,864	—	110	1,974
iShares S&P Citigroup International Treasury Bond (Varoom)	23	20	546	589	4,116	—	838	—	4,954	5,543	11,174	16,717	159	—	32	191
iShares S&P Citigroup International Treasury Bond (Varoom GLWB 1)	(3,091)	721	34,976	32,606	143,300	(21,186)	159,780	—	281,894	314,500	692,304	1,006,804	5,649	(824)	6,345	11,170
iShares S&P Citigroup International Treasury Bond (Varoom GLWB 2)	(194)	44	1,402	1,252	7,991	—	(3,224)	—	4,767	6,019	34,075	40,094	323	—	(130)	193
iShares S&P Citigroup International Treasury Bond (Varoom GLWB 3)*	(17)	1	181	165	12,583	—	419	—	13,002	13,167	—	13,167	480	—	16	496
iShares S&P Citigroup International Treasury Bond (Varoom GLWB 4)*	(4,528)	(41)	29,460	24,891	860,843	(2,044)	74,426	—	933,225	958,116	—	958,116	33,560	(80)	2,879	36,359
iShares S&P Citigroup International Treasury Bond (Varoom GLWB 5)*	(111)	18	756	663	15,931	—	(216)	—	15,715	16,378	—	16,378	631	—	(8)	623
Vanguard Dividend Appreciation Index Fund ETF (Varoom)	745	3,542	8,478	12,765	23,029	(19,603)	(15,725)	—	(12,299)	466	132,331	132,797	854	(710)	(555)	(411)
Vanguard Dividend Appreciation Index Fund ETF (Varoom GLWB 2)	(691)	4,024	39,803	43,136	100,121	(172)	16,380	—	116,329	159,465	437,149	596,614	3,792	(6)	614	4,400
Vanguard Dividend Appreciation Index Fund ETF (Varoom GLWB 3)*	169	1	40	210	28,271	—	838	—	29,109	29,319	—	29,319	1,032	—	30	1,062
Vanguard Dividend Appreciation Index Fund ETF (Varoom GLWB 5)*	979	90	2,643	3,712	226,193	(182)	17,523	—	243,534	247,246	—	247,246	8,388	(7)	662	9,043
Vanguard Emerging Markets Stock Index Fund ETF (Varoom)	554	(193)	6,519	6,880	23,029	—	1,099	—	24,128	31,008	26,532	57,540	1,008	—	49	1,057
Vanguard Emerging Markets Stock Index Fund ETF (Varoom GLWB 1)	1,865	—	(1,865)	—	—	—	—	—	—	—	—	—	—	—	—	—
Vanguard Emerging Markets Stock Index Fund ETF (Varoom GLWB 2)	917	(1,530)	23,927	23,314	21,540	—	(5,498)	—	16,042	39,356	113,145	152,501	986	—	(197)	789
Vanguard Emerging Markets Stock Index Fund ETF (Varoom GLWB 3)*	371	203	2,982	3,556	25,989	(1,778)	12,547	—	36,758	40,314	—	40,314	1,012	(69)	495	1,438

See accompanying notes.

* - 2012 inception date of division.

Separate Account I

of

Integrity Life Insurance Company

Statements of Changes in Net Assets (continued)

For the Year Ended December 31, 2012

	Inccrease (deccrease) in net assets from operations				Increase (decrease) in net assets from contract related transactions								Unit Transactions
Subaccount	Net investment income (loss)	Realized gain (loss)	Change in net unrealized appreciation (depreciation) during the period	Net increase (decrease) in net assets resulting from operations	Contributions from contract holders	Contract terminations and benefits	Net transfers among investment options	Contract maintenance charges	Net increase (decrease) in net assets from contract related transactions	Increase (decrease) in net assets	Net assets, beginning of period	Net assets, end of period	Units purchased	Units redeemed	Units transferred	Increase (decrease) in units
ETF Shares (continued):
Vanguard Emerging Markets Stock Index Fund ETF (Varoom GLWB 5)*	$534	$(13)	$3,360	$3,881	$43,155	$—	$461	$—	$43,616	$47,497	$—	$47,497	1,691	—	20	1,711
Vanguard Tax-Managed International ETF (Varoom)	439	(17)	2,964	3,386	4,116	—	838	—	4,954	8,340	12,571	20,911	174	—	36	210
Vanguard Tax-Managed International ETF (Varoom GLWB 1)	32,000	(6,669)	132,632	157,963	143,300	(21,642)	95,991	—	217,649	375,612	670,506	1,046,118	6,215	(922)	4,642	9,935
Vanguard Tax-Managed International ETF (Varoom GLWB 2)	610	(262)	11,371	11,719	5,310	(54)	14,384	—	19,640	31,359	43,581	74,940	234	(2)	701	933
Vanguard Tax-Managed International ETF (Varoom GLWB 3)*	187	(2)	972	1,157	3,288	—	9,096	—	12,384	13,541	—	13,541	121	—	354	475
Vanguard Tax-Managed International ETF (Varoom GLWB 4)*	12,582	(345)	66,792	79,029	860,924	(2,054)	57,890	—	916,760	995,789	—	995,789	33,002	(80)	2,269	35,191
Vanguard Tax-Managed International ETF (Varoom GLWB 5)*	258	7	2,008	2,273	24,764	—	1,050	—	25,814	28,087	—	28,087	952	—	43	995
Vanguard Intermediate-Term Corporate Bond Index ETF (Varoom)	(2)	49	628	675	—	—	—	—	—	675	8,227	8,902	—	—	—	—
Vanguard Intermediate-Term Corporate Bond Index ETF (Varoom GLWB 2)	249	162	1,253	1,664	1,450	—	(251)	—	1,199	2,863	20,072	22,935	53	—	(8)	45
Vanguard Intermediate-Term Corporate Bond Index ETF (Varoom GLWB 5)*	300	17	(100)	217	43,025	—	916	—	43,941	44,158	—	44,158	1,580	—	33	1,613
Vanguard Large-Cap Index ETF (Varoom)	112	115	2,522	2,749	46,058	—	—	—	46,058	48,807	(7)	48,800	1,717	—	—	1,717
Vanguard Large-Cap Index ETF (Varoom GLWB 2)	(1,467)	5,202	35,164	38,899	61,600	—	(37,311)	—	24,289	63,188	262,316	325,504	2,409	—	(1,341)	1,068
Vanguard Large-Cap Index ETF (Varoom GLWB 3)*	74	72	332	478	16,694	(1,749)	—	—	14,945	15,423	—	15,423	602	(63)	—	539
Vanguard Large-Cap Index ETF (Varoom GLWB 5)*	835	(1)	1,826	2,660	188,024	(181)	11,560	—	199,403	202,063	—	202,063	6,715	(6)	425	7,134
Vanguard Mega Cap Index ETF (Varoom)	12	5	257	274	—	—	—	—	—	274	11	285	—	—	—	—
Vanguard Mega Cap Index ETF (Varoom GLWB 2)	(13)	83	1,040	1,110	300	—	4,810	—	5,110	6,220	6,291	12,511	11	—	182	193
Vanguard Mega Cap Index ETF (Varoom GLWB 3)*	96	135	484	715	14,025	(3,493)	—	—	10,532	11,247	—	11,247	517	(125)	—	392
Vanguard Mega Cap Index ETF (Varoom GLWB 5)*	309	2	146	457	62,518	—	118	—	62,636	63,093	—	63,093	2,216	—	4	2,220
Vanguard REIT Index ETF (Varoom)	1,628	395	8,112	10,135	46,058	—	9,449	—	55,507	65,642	32,008	97,650	1,628	—	332	1,960
Vanguard REIT Index ETF (Varoom GLWB 2)	1,147	1,526	11,105	13,778	17,905	—	2,722	—	20,627	34,405	83,404	117,809	645	—	91	736
Vanguard REIT Index ETF (Varoom GLWB 3)*	379	160	489	1,028	33,547	(4,472)	—	—	29,075	30,103	—	30,103	1,140	(150)	—	990
Vanguard REIT Index ETF (Varoom GLWB 5)*	1,021	48	1,620	2,689	97,999	—	7,456	—	105,455	108,144	—	108,144	3,338	—	252	3,590
Vanguard Total Bond Market Index ETF (Varoom)	(23,324)	284	483	(22,557)	28,813	—	36,346	—	65,159	42,602	84,701	127,303	1,083	—	404	1,487
Vanguard Total Bond Market Index ETF (Varoom GLWB 1)	54,929	31,311	5,793	92,033	1,003,103	(146,680)	1,169,519	—	2,025,942	2,117,975	4,865,676	6,983,651	37,876	(5,484)	42,794	75,186
Vanguard Total Bond Market Index ETF (Varoom GLWB 2)	4,349	6,646	(2,183)	8,812	158,550	(722)	37,257	—	195,085	203,897	534,561	738,458	6,005	(27)	1,279	7,257
Vanguard Total Bond Market Index ETF (Varoom GLWB 3)*	835	18	(780)	73	32,314	—	58,028	—	90,342	90,415	—	90,415	1,265	—	2,258	3,523
Vanguard Total Bond Market Index ETF (Varoom GLWB 4)*	38,006	3,022	(31,936)	9,092	6,025,566	(14,382)	633,924	—	6,645,108	6,654,200	—	6,654,200	236,929	(566)	24,819	261,182
Vanguard Total Bond Market Index ETF (Varoom GLWB 5)*	1,836	268	(1,384)	720	367,771	(531)	34,938	—	402,178	402,898	—	402,898	14,499	(21)	1,371	15,849
Vanguard VI Money Market (Varoom GLWB 2)	(98)	—	—	(98)	4,000	—	182	—	4,182	4,084	—	4,084	411	—	19	430
Vanguard VI Money Market (Varoom GLWB 5)*	(262)	—	—	(262)	18,912	—	360	—	19,272	19,010	—	19,010	1,924	—	36	1,960
Vanguard Short Term Bond ETF (Varoom)*	2	2	2,270	2,274	—	6	—	—	6	2,280	—	2,280	—	—	—	—
Vanguard Short Term Bond ETF (Varoom GLWB 3)*	17	55	(88)	(16)	41,311	(6,735)	419	—	34,995	34,979	—	34,979	1,653	(270)	17	1,400
Vanguard Short Term Bond ETF (Varoom GLWB 5)*	(34)	—	(166)	(200)	56,784	—	1,152	—	57,936	57,736	—	57,736	2,279	—	46	2,325

* - 2012 inception date of division.

Separate Account I

of

Integrity Life Insurance Company

Statements of Changes in Net Assets

For the Year Ended December 31, 2011

	Inccrease (deccrease) in net assets from operations				Increase (decrease) in net assets from contract related transactions								Unit Transactions
Subaccount	Net investment income (loss)	Realized gain (loss)	Change in net unrealized appreciation (depreciation) during the period	Net increase (decrease) in net assets resulting from operations	Contributions from contract holders	Contract terminations and benefits	Net transfers among investment options	Contract maintenance charges	Net increase (decrease) in net assets from contract related transactions	Increase (decrease) in net assets	Net assets, beginning of period	Net assets, end of period	Units purchased	Units redeemed	Units transferred	Increase (decrease) in units
Affiliated:
Touchstone Aggressive ETF (AdvantEdge ™)	$(24)	$1,117	$(2,964)	$(1,871)	$28,793	$(775)	$(761)	$(565)	$26,692	$24,821	$77,187	$102,008	2,883	(135)	(70)	2,678
Touchstone Aggressive ETF (AnnuiChoice ™)	3,925	88,795	(48,338)	44,382	7,282	(121,958)	(177,367)	(358)	(292,401)	(248,019)	1,034,079	786,060	610	(10,515)	(10,420)	(20,325)
Touchstone Aggressive ETF (AnnuiChoice II ™)	307	64,893	(71,342)	(6,142)	60	(47,266)	(168,806)	(4,629)	(220,641)	(226,783)	853,103	626,320	5	(3,655)	(11,846)	(15,496)
Touchstone Aggressive ETF (GrandMaster flex3 ™)	10,976	254,361	(129,524)	135,813	—	(221,101)	(95,875)	(913)	(317,889)	(182,076)	3,005,247	2,823,171	—	(18,939)	6,981	(11,958)
Touchstone Aggressive ETF (Grandmaster ™)	298	2,731	(3,784)	(755)	—	—	20,781	(5)	20,776	20,021	67,501	87,522	—	—	1,842	1,842
Touchstone Aggressive ETF (IQ Advisor Standard™)	108	21	(215)	(86)	—	—	—	(1)	(1)	(87)	13,353	13,266	—	—	—	—
Touchstone Aggressive ETF (IQ Annuity ™)	(2,535)	(31,707)	54	(34,188)	1,124	(267,457)	(3,558)	(389)	(270,280)	(304,468)	3,394,500	3,090,032	100	(23,921)	1,366	(22,455)
Touchstone Aggressive ETF (Pinnacle ™)	1,313	49,475	(23,888)	26,900	—	(94,673)	(75,102)	(163)	(169,938)	(143,038)	576,663	433,625	—	(8,125)	(3,737)	(11,862)
Touchstone Aggressive ETF (Pinnacle IV ™)	(839)	97,686	(69,771)	27,076	62,869	(549,755)	(8,830)	(539)	(496,255)	(469,179)	1,429,629	960,450	5,338	(46,831)	1,858	(39,635)
Touchstone Aggressive ETF (Pinnacle Plus ™)	(2,867)	43,035	(48,318)	(8,150)	—	(543)	(168,163)	(495)	(169,201)	(177,351)	301,460	124,109	—	(91)	(15,393)	(15,484)
Touchstone Aggressive ETF (Pinnacle V ™)	(526)	32,663	(56,435)	(24,298)	281,221	(52,946)	5,084	(6,892)	226,467	202,169	1,230,161	1,432,330	19,885	(4,334)	492	16,043
Touchstone Baron Small Cap (Pinnacle ™)	(25,253)	(44,092)	136,922	67,577	309	(219,465)	(36,663)	(720)	(256,539)	(188,962)	1,982,710	1,793,748	9	(6,376)	(1,026)	(7,393)
Touchstone Baron Small Cap (Pinnacle IV ™)	(31,251)	734,060	(817,647)	(114,838)	3,327	(326,702)	(988,072)	(713)	(1,312,160)	(1,426,998)	2,786,684	1,359,686	172	(16,997)	(62,483)	(79,308)
Touchstone Baron Small Cap (Pinnacle V ™)	(8,679)	128,344	(140,716)	(21,051)	111,301	(61,030)	(277,461)	(753)	(227,943)	(248,994)	658,575	409,581	10,794	(5,821)	(30,697)	(25,724)
Touchstone Baron Small Cap Growth (AdvantEdge ™)	(7,812)	14,545	9,826	16,559	113,453	(6,597)	(6,054)	(989)	99,813	116,372	428,023	544,395	9,823	(655)	(307)	8,861
Touchstone Baron Small Cap Growth (AnnuiChoice II ™)	(2,726)	34,894	(26,749)	5,419	64,998	(33,860)	(15,602)	(147)	15,389	20,808	205,617	226,425	5,127	(3,110)	(963)	1,054
Touchstone Baron Small Cap Growth (AnnuiChoice ™)	(8,606)	138,856	(114,875)	15,375	11,385	(179,085)	(230,898)	(1,097)	(399,695)	(384,320)	1,034,645	650,325	558	(8,947)	(12,528)	(20,917)
Touchstone Baron Small Cap Growth (GrandMaster flex3 ™)	(7,594)	73,642	(50,653)	15,395	12,362	(106,938)	(179,843)	(379)	(274,798)	(259,403)	632,538	373,135	643	(5,964)	(10,310)	(15,631)
Touchstone Baron Small Cap Growth (Grandmaster ™)	(9,669)	191,251	(228,571)	(46,989)	10,483	(82,466)	(581,936)	(210)	(654,129)	(701,118)	973,123	272,005	605	(4,998)	(40,936)	(45,329)
Touchstone Baron Small Cap Growth (IQ Advisor Enhanced ™)	(50)	178	184	312	—	(2,646)	—	1	(2,645)	(2,333)	6,387	4,054	—	(147)	—	(147)
Touchstone Baron Small Cap Growth (IQ Advisor Standard ™)	(1,050)	57,652	(39,266)	17,336	—	(65,168)	(55,160)	(7)	(120,335)	(102,999)	285,605	182,606	—	(3,422)	(2,994)	(6,416)
Touchstone Baron Small Cap Growth (IQ Annuity ™)	(39,423)	(1,623)	166,398	125,352	120	(321,028)	(113,132)	(859)	(434,899)	(309,547)	3,035,336	2,725,789	6	(16,620)	(4,557)	(21,171)
Touchstone Baron Small Cap Growth (Pinnacle Plus ™)	(7,643)	(2,769)	16,349	5,937	330	(17,840)	(211,977)	(869)	(230,356)	(224,419)	542,709	318,290	17	(1,046)	(11,910)	(12,939)
Touchstone Conservative ETF (AdavatEdge ™)	907	2,263	2,490	5,660	—	(10,100)	697	(2,252)	(11,655)	(5,995)	324,814	318,819	—	(1,142)	63	(1,079)
Touchstone Conservative ETF (AnnuiChoice II ™)	10,467	11,921	4,784	27,172	983	(58,705)	171,316	(6,746)	106,848	134,020	1,206,188	1,340,208	81	(5,304)	13,832	8,609
Touchstone Conservative ETF (AnnuiChoice ™)	9,621	2,206	8,145	19,972	—	(20,781)	124,361	(122)	103,458	123,430	813,717	937,147	—	(1,660)	9,808	8,148
Touchstone Conservative ETF (GrandMaster flex3 ™)	45	59,617	(41,781)	17,881	—	(561,927)	413,194	(422)	(149,155)	(131,274)	719,669	588,395	—	(48,609)	36,817	(11,792)
Touchstone Conservative ETF (Grandmaster ™)	1,095	2,685	8,693	12,473	—	(307,354)	—	(25)	(307,379)	(294,906)	683,505	388,599	—	(24,845)	—	(24,845)
Touchstone Conservative ETF (IQ Advisor Standard ™)	1,880	109	1,929	3,918	—	—	—	(4)	(4)	3,914	139,125	143,039	—	—	—	—
Touchstone Conservative ETF (IQ Annuity ™)	5,663	5,982	9,054	20,699	13,940	(88,533)	137,485	(977)	61,915	82,614	1,140,948	1,223,562	1,138	(7,348)	11,110	4,900
Touchstone Conservative ETF (Pinnacle ™)	960	4,170	(799)	4,331	598	(25,186)	(20,477)	(106)	(45,171)	(40,840)	240,807	199,967	49	(2,039)	(1,691)	(3,681)
Touchstone Conservative ETF (Pinnacle IV ™)	(1,373)	198,357	(158,692)	38,292	86	(983,700)	3,724	(262)	(980,152)	(941,860)	1,975,928	1,034,068	7	(80,121)	698	(79,416)
Touchstone Conservative ETF (Pinnacle Plus ™)	1,667	702	(38)	2,331	13,020	(1,890)	130,011	(77)	141,064	143,395	93,550	236,945	1,072	(163)	10,763	11,672
Touchstone Conservative ETF Fund (Pinnacle V ™)	21,415	25,252	(16,879)	29,788	519,395	(76,318)	906,962	(8,651)	1,341,388	1,371,176	1,175,809	2,546,985	42,416	(7,030)	74,498	109,884
Touchstone Core Bond (AdvantEdge ™)	8,630	4,936	(5,682)	7,884	—	(4,941)	143,160	(533)	137,686	145,570	81,126	226,696	—	(463)	11,928	11,465
Touchstone Core Bond (AnnuiChoice II ™)	9,577	6,974	3,050	19,601	144	(34,729)	15,469	(1,271)	(20,387)	(786)	272,874	272,088	11	(2,799)	1,230	(1,558)
Touchstone Core Bond (AnnuiChoice ™)	35,426	40,966	(37,430)	38,962	17	(102,251)	363,543	(681)	260,628	299,590	576,171	875,761	1	(6,919)	23,310	16,392
Touchstone Core Bond (GrandMaster flex3 ™)	16,078	23,512	(13,035)	26,555	—	(59,647)	155,100	(590)	94,863	121,418	353,924	475,342	—	(4,762)	11,675	6,913
Touchstone Core Bond (Grandmaster ™)	90,920	36,625	(64,412)	63,133	2,580	(199,796)	1,955,592	(391)	1,757,985	1,821,118	374,901	2,196,019	192	(15,119)	147,693	132,766
Touchstone Core Bond (IQ Advisor Standard ™)	7,187	241	5,198	12,626	—	(3,132)	—	—	(3,132)	9,494	163,521	173,015	—	(231)	—	(231)
Touchstone Core Bond (IQ Annuity ™)	20,319	7,489	8,952	36,760	8,775	(76,739)	86,751	(448)	18,339	55,099	547,366	602,465	598	(5,438)	6,023	1,183
Touchstone Core Bond (Pinnacle ™)	25,239	3,483	19,936	48,658	—	(56,997)	48,959	(75)	(8,113)	40,545	692,567	733,112	—	(4,083)	3,536	(547)
Touchstone Core Bond (Pinnacle IV ™)	209,365	83,687	(158,764)	134,288	48	(515,861)	4,464,828	(885)	3,948,130	4,082,418	1,042,690	5,125,108	3	(37,915)	320,387	282,475
Touchstone Core Bond (Pinnacle Plus ™)	24,599	32,900	(25,588)	31,911	1,250	(49,858)	324,418	(652)	275,158	307,069	395,375	702,444	98	(3,981)	25,433	21,550
Touchstone Core Bond (PinnacleV ™)	168,549	64,260	(114,569)	118,240	1,027,163	(243,260)	2,561,316	(4,146)	3,341,073	3,459,313	664,370	4,123,683	84,491	(19,966)	207,665	272,190
Touchstone Enhanced ETF (AdvantEdge ™)	(2,901)	2,055	(23,106)	(23,952)	31,719	—	2,122	(480)	33,361	9,409	386,834	396,243	3,151	(51)	259	3,359
Touchstone Enhanced ETF (AnnuiChoice II ™)	237	905	1,310	2,452	101,814	(1,407)	2,011	(314)	102,104	104,556	113,399	217,955	8,299	(126)	180	8,353
Touchstone Enhanced ETF (AnnuiChoice ™)	(457)	(16,098)	(47,002)	(63,557)	3,644	(7,075)	390,601	(279)	386,891	323,334	666,483	989,817	299	(661)	32,252	31,890
Touchstone Enhanced ETF (GrandMaster flex3 ™)	(7,890)	190,442	(215,499)	(32,947)	99,993	(387,876)	(394,169)	(756)	(682,808)	(715,755)	1,314,433	598,678	8,777	(37,122)	(31,570)	(59,915)
Touchstone Enhanced ETF (Grandmaster ™)	(1,495)	26,651	(33,017)	(7,861)	—	(103,709)	(689)	(48)	(104,446)	(112,307)	207,475	95,168	—	(9,234)	(62)	(9,296)
Touchstone Enhanced ETF (IQ Advisor Enhanced ™)	(116)	(6,505)	6,153	(468)	—	(23,076)	—	—	(23,076)	(23,544)	41,215	17,671	—	(1,770)	—	(1,770)
Touchstone Enhanced ETF (IQ Advisor Standard ™)	463	(598)	(8,084)	(8,219)	—	—	—	—	—	(8,219)	179,474	171,255	—	—	—	—
Touchstone GMAB Conservative ETF (Pinnacle IV ™)	(1,268)	6,444	3,421	8,597	—	(29,405)	—	(225)	(29,630)	(21,033)	663,517	642,484	—	(2,460)	—	(2,460)
Touchstone GMAB Conservative ETF (Pinnacle V ™)	(1,361)	1,780	6,094	6,513	—	—	—	(192)	(192)	6,321	534,851	541,172	—	(16)	—	(16)

See accompanying notes.

Separate Account I

of

Integrity Life Insurance Company

Statements of Changes in Net Assets (continued)

For the Year Ended December 31, 2011

	Inccrease (deccrease) in net assets from operations				Increase (decrease) in net assets from contract related transactions								Unit Transactions
Subaccount	Net investment income (loss)	Realized gain (loss)	Change in net unrealized appreciation (depreciation) during the period	Net increase (decrease) in net assets resulting from operations	Contributions from contract holders	Contract terminations and benefits	Net transfers among investment options	Contract maintenance charges	Net increase (decrease) in net assets from contract related transactions	Increase (decrease) in net assets	Net assets, beginning of period	Net assets, end of period	Units purchased	Units redeemed	Units transferred	Increase (decrease) in units
Affiliated (continued):
Touchstone GMAB Moderate ETF (AnnuiChoice II ™)	$68	$101	$(156)	$13	$—	$—	$—	$(30)	$(30)	$(17)	$24,254	$24,237	—	(2)	—	(2)
Touchstone GMAB Moderate ETF (AnnuiChoice ™)	131	442	(500)	73	—	(1,388)	—	(16)	(1,404)	(1,331)	35,792	34,461	—	(107)	—	(107)
Touchstone GMAB Moderate ETF (Pinnacle IV ™)	(1,687)	24,218	(26,027)	(3,496)	—	(85,322)	—	(344)	(85,666)	(89,162)	1,216,697	1,127,535	—	(6,636)	—	(6,636)
Touchstone GMAB Moderate ETF(Pinnacle V ™)	(1,783)	12,774	(14,678)	(3,687)	—	(31,063)	7,837	(459)	(23,685)	(27,372)	1,190,051	1,162,679	—	(2,390)	594	(1,796)
Touchstone High Yield (AdvantEdge ™)	92,324	(31,887)	591	61,028	83,434	(71,246)	74,483	(388)	86,283	147,311	1,133,147	1,280,458	6,701	(5,685)	6,601	7,617
Touchstone High Yield (AnnuiChoice II ™)	10,812	8,120	(11,696)	7,236	—	(23,761)	222	(175)	(23,714)	(16,478)	158,496	142,018	—	(1,825)	16	(1,809)
Touchstone High Yield (AnnuiChoice ™)	22,910	27,703	(32,851)	17,762	300	(18,377)	(83,269)	(341)	(101,687)	(83,925)	375,314	291,389	16	(983)	(4,394)	(5,361)
Touchstone High Yield (GrandMaster flex3 ™)	92,732	86,676	(145,885)	33,523	—	(119,468)	590,532	(401)	470,663	504,186	647,008	1,151,194	—	(6,957)	34,158	27,201
Touchstone High Yield (Grandmaster ™)	40,268	(7,302)	(21,540)	11,426	—	(57,336)	332,934	(67)	275,531	286,957	196,997	483,954	—	(3,967)	22,965	18,998
Touchstone High Yield (IQ Advisor Standard™)	(218)	4,197	(2,289)	1,690	—	(789)	(73,752)	—	(74,541)	(72,851)	72,851	—	—	(52)	(4,926)	(4,978)
Touchstone High Yield (IQ Annuity ™)	57,372	11,970	(43,847)	25,495	745	(92,004)	274,493	(388)	182,846	208,341	520,631	728,972	42	(5,178)	15,339	10,203
Touchstone High Yield (Pinnacle ™)	95,454	314,382	(360,540)	49,296	337	(362,986)	59,624	(349)	(303,374)	(254,078)	1,507,229	1,253,151	20	(20,984)	2,591	(18,373)
Touchstone High Yield (Pinnacle IV ™)	308,881	807,198	(900,227)	215,852	11,673	(660,013)	(2,148,477)	(756)	(2,797,573)	(2,581,721)	6,922,839	4,341,118	677	(38,620)	(127,800)	(165,743)
Touchstone High Yield (Pinnacle Plus ™)	16,601	50,383	(48,813)	18,171	—	(4,113)	(142,455)	(263)	(146,831)	(128,660)	373,516	244,856	—	(293)	(9,216)	(9,509)
Touchstone High Yield (PinnacleV ™)	434,600	755,474	(926,063)	264,011	395,167	(101,672)	(2,761,972)	(821)	(2,469,298)	(2,205,287)	8,272,349	6,067,062	33,439	(8,603)	(237,972)	(213,136)
Touchstone Large Cap Core Equity (AdvantEdge ™)	3,263	5,487	(3,067)	5,683	345,109	(13,101)	(2,705)	(1,399)	327,904	333,587	247,821	581,408	36,408	(1,541)	(125)	34,742
Touchstone Large Cap Core Equity (AnnuiChoice II ™)	2,245	(4,721)	6,082	3,606	47,202	(19,876)	40,229	(404)	67,151	70,757	231,729	302,486	4,670	(2,504)	4,399	6,565
Touchstone Large Cap Core Equity (AnnuiChoice ™)	2,442	(54,068)	37,781	(13,845)	100	(175,394)	(263,675)	(1,051)	(440,020)	(453,865)	1,102,176	648,311	9	(15,903)	(27,706)	(43,600)
Touchstone Large Cap Core Equity (GrandMaster flex3 ™)	(343)	(32,404)	32,622	(125)	280	(45,695)	(99,478)	(740)	(145,633)	(145,758)	477,892	332,134	25	(4,147)	(9,537)	(13,659)
Touchstone Large Cap Core Equity (Grandmaster ™)	(9,863)	108,946	(208,412)	(109,329)	560	(105,618)	(1,000,732)	(326)	(1,106,116)	(1,215,445)	1,270,458	55,013	39	(8,901)	(98,037)	(106,899)
Touchstone Large Cap Core Equity (IQ Advisor Standard ™)	232	(129)	385	488	—	(839)	—	1	(838)	(350)	20,462	20,112	—	(71)	—	(71)
Touchstone Large Cap Core Equity (IQ Annuity ™)	131	(24,988)	36,133	11,276	55,185	(140,678)	(61,166)	(552)	(147,211)	(135,935)	560,985	425,050	5,117	(13,008)	(5,705)	(13,596)
Touchstone Large Cap Core Equity (Pinnacle ™)	21,347	(142,643)	264,656	143,360	4,627	(976,595)	(87,199)	(5,115)	(1,064,282)	(920,922)	7,789,754	6,868,832	385	(80,250)	(7,095)	(86,960)
Touchstone Large Cap Core Equity (Pinnacle IV ™)	(37,796)	749,494	(1,166,699)	(455,001)	4,231	(885,516)	(2,637,476)	(1,681)	(3,520,442)	(3,975,443)	7,200,271	3,224,828	345	(73,440)	(269,220)	(342,315)
Touchstone Large Cap Core Equity (Pinnacle Plus ™)	(2,426)	12,517	(26,525)	(16,434)	330	(21,028)	(271,264)	(850)	(292,812)	(309,246)	681,138	371,892	26	(1,907)	(23,993)	(25,874)
Touchstone Large Cap Core Equity (PinnacleV ™)	(22,994)	108,887	(504,307)	(418,414)	304,920	(169,625)	(325,649)	(1,520)	(191,874)	(610,288)	5,041,186	4,430,898	37,292	(20,121)	(99,668)	(82,497)
Touchstone Mid Cap Growth (AdvantEdge ™)	493	(22,976)	(13,327)	(35,810)	—	(3,457)	(105,012)	(42)	(108,511)	(144,321)	172,844	28,523	—	(348)	(12,958)	(13,306)
Touchstone Mid Cap Growth (AnnuiChoice II ™)	(10,356)	(62,541)	(71,409)	(144,306)	1,773	(92,320)	19,722	(561)	(71,386)	(215,692)	1,261,993	1,046,301	160	(7,410)	1,581	(5,669)
Touchstone Mid Cap Growth (AnnuiChoice ™)	(13,719)	(153,969)	(65,584)	(233,272)	12,316	(144,150)	(110,783)	(2,687)	(245,304)	(478,576)	2,040,401	1,561,825	668	(8,261)	(7,079)	(14,672)
Touchstone Mid Cap Growth (GrandMaster flex3 ™)	(2,080)	52,054	(74,311)	(24,337)	237	(64,037)	14,399	(208)	(49,609)	(73,946)	186,619	112,673	13	(3,591)	267	(3,311)
Touchstone Mid Cap Growth (Grandmaster ™)	(716)	13,993	(20,027)	(6,750)	7,480	(12,426)	(17,288)	(57)	(22,291)	(29,041)	78,787	49,746	450	(783)	(1,084)	(1,417)
Touchstone Mid Cap Growth (IQ Advisor Standard ™)	(12)	11	(524)	(525)	—	—	—	(1)	(1)	(526)	4,430	3,904	—	—	—	—
Touchstone Mid Cap Growth (IQ Annuity ™)	(7,905)	(89,666)	4,168	(93,403)	6,045	(68,584)	34,647	(605)	(28,497)	(121,900)	714,677	592,777	336	(3,920)	1,534	(2,050)
Touchstone Mid Cap Growth (Pinnacle ™)	(7,728)	(51,605)	(30,132)	(89,465)	2,685	(96,541)	18,439	(545)	(75,962)	(165,427)	787,233	621,806	152	(5,383)	925	(4,306)
Touchstone Mid Cap Growth (Pinnacle IV ™)	(18,025)	(121,016)	(38,917)	(177,958)	5,341	(321,557)	(32,869)	(1,002)	(350,087)	(528,045)	1,782,475	1,254,430	293	(18,819)	(1,199)	(19,725)
Touchstone Mid Cap Growth (Pinnacle Plus ™)	(6,517)	6,410	(79,481)	(79,588)	—	(18,885)	135,102	(1,250)	114,967	35,379	413,605	448,984	—	(1,302)	6,931	5,629
Touchstone Mid Cap Growth (PinnacleV ™)	(15,103)	139,091	(284,722)	(160,734)	359,492	(76,428)	(109,412)	(3,813)	169,839	9,105	1,219,497	1,228,602	37,791	(8,212)	(10,613)	18,966
Touchstone Moderate ETF (AdvantEdge ™)	4,432	1,101	(5,435)	98	335,218	(860)	(1,255)	(5,480)	327,623	327,721	605,276	932,997	32,165	(612)	(114)	31,439
Touchstone Moderate ETF (AnnuiChoice II ™)	19,754	29,900	(35,472)	14,182	89,493	(91,757)	56,195	(12,524)	41,407	55,589	2,145,078	2,200,667	8,516	(10,129)	5,590	3,977
Touchstone Moderate ETF (AnnuiChoice ™)	34,603	18,475	(21,507)	31,571	9,038	(249,948)	(79,183)	(1,645)	(321,738)	(290,167)	3,736,343	3,446,176	726	(20,403)	(6,414)	(26,091)
Touchstone Moderate ETF (GrandMaster flex3 ™)	7,525	(4,126)	11,647	15,046	1,000	(397,545)	(78,580)	(1,011)	(476,136)	(461,090)	2,666,633	2,205,543	88	(33,053)	(6,636)	(39,601)
Touchstone Moderate ETF (Grandmaster ™)	1,381	(1,188)	1,236	1,429	—	(61,985)	28,832	(80)	(33,233)	(31,804)	245,913	214,109	—	(5,141)	2,394	(2,747)
Touchstone Moderate ETF (IQ Advisor Enhanced ™)	437	745	(680)	502	—	(6,281)	—	—	(6,281)	(5,779)	44,124	38,345	—	(478)	—	(478)
Touchstone Moderate ETF (IQ Advisor Standard ™)	1,766	120	(413)	1,473	—	—	—	—	—	1,473	119,865	121,338	—	—	—	—
Touchstone Moderate ETF (IQ Annuity ™)	9,310	(26,531)	31,803	14,582	37,421	(224,117)	(216,678)	(1,506)	(404,880)	(390,298)	2,345,745	1,955,447	3,125	(18,565)	(18,060)	(33,500)
Touchstone Moderate ETF (Pinnacle ™)	3,523	(2,643)	3,452	4,332	—	(188,417)	83,275	(484)	(105,626)	(101,294)	685,338	584,044	—	(15,665)	6,952	(8,713)
Touchstone Moderate ETF (Pinnacle IV ™)	16,444	(1,099)	11,700	27,045	34,679	(936,280)	(120,529)	(1,191)	(1,023,321)	(996,276)	4,623,678	3,627,402	2,807	(77,878)	(10,020)	(85,091)
Touchstone Moderate ETF (Pinnacle Plus ™)	(1,196)	62,206	(59,243)	1,767	—	(21,940)	(243,577)	(831)	(266,348)	(264,581)	764,842	500,261	—	(1,942)	(20,727)	(22,669)
Touchstone Moderate ETF (Pinnacle V ™)	17,345	133,784	(155,173)	(4,044)	748,973	(161,398)	(348,103)	(18,123)	221,349	217,305	3,503,723	3,721,028	71,962	(18,107)	(33,477)	20,378
Touchstone Money Market (AdvantEdge ™)	(22,547)	—	—	(22,547)	92,356	(146,030)	(371,647)	(233)	(425,554)	(448,101)	1,408,470	960,369	9,419	(14,913)	(38,219)	(43,713)
Touchstone Money Market (AnnuiChoice II ™)	(21,266)	—	—	(21,266)	138,115	(11,631)	(140,561)	(581)	(14,658)	(35,924)	1,953,387	1,917,463	14,136	(1,244)	(14,308)	(1,416)
Touchstone Money Market (AnnuiChoice ™)	(13,124)	—	—	(13,124)	1,334	(694,534)	363,263	(1,538)	(331,475)	(344,599)	1,728,749	1,384,150	118	(61,436)	32,230	(29,088)
Touchstone Money Market (GrandMaster flex3™)	(26,696)	—	—	(26,696)	4,128	(544,753)	439,098	(1,508)	(103,035)	(129,731)	1,404,895	1,275,164	388	(51,443)	40,780	(10,275)
Touchstone Money Market (Grandmaster ™)	(49,515)	—	—	(49,515)	54,012	(815,846)	149,097	(1,653)	(614,390)	(663,905)	3,950,634	3,286,729	5,013	(75,583)	13,667	(56,903)
Touchstone Money Market (IQ Advisor Standard ™)	(2,406)	—	—	(2,406)	—	(800,614)	683,886	2	(116,726)	(119,132)	256,904	137,772	—	(80,832)	68,946	(11,886)
Touchstone Money Market (IQ Annuity ™)	(4,456)	—	—	(4,456)	—	(15,676)	409,440	(202)	393,562	389,106	86,759	475,865	—	(1,473)	37,928	36,455

See accompanying notes.

* - 2011 inception date of division.

Separate Account I

of

Integrity Life Insurance Company

Statements of Changes in Net Assets (continued)

For the Year Ended December 31, 2011

	Inccrease (deccrease) in net assets from operations				Increase (decrease) in net assets from contract related transactions								Unit Transactions
Subaccount	Net investment income (loss)	Realized gain (loss)	Change in net unrealized appreciation (depreciation) during the period	Net increase (decrease) in net assets resulting from operations	Contributions from contract holders	Contract terminations and benefits	Net transfers among investment options	Contract maintenance charges	Net increase (decrease) in net assets from contract related transactions	Increase (decrease) in net assets	Net assets, beginning of period	Net assets, end of period	Units purchased	Units redeemed	Units transferred	Increase (decrease) in units
Affiliated (continued):
Touchstone Money Market (IQ3 ™)	$(57,608)	$—	$—	$(57,608)	$41,134	$(1,162,897)	$649,402	$(4,520)	$(476,881)	$(534,489)	$3,554,320	$3,019,831	3,797	(108,253)	59,291	(45,165)
Touchstone Money Market (Pinnacle ™)	(57,053)	—	—	(57,053)	61,531	(1,598,510)	362,882	(2,759)	(1,176,856)	(1,233,909)	4,684,438	3,450,529	5,672	(148,180)	33,441	(109,067)
Touchstone Money Market (Pinnacle IV ™)	(56,778)	—	—	(56,778)	37,387	(2,191,291)	2,954,024	(1,696)	798,424	741,646	4,616,926	5,358,572	3,478	(205,855)	278,315	75,938
Touchstone Money Market (Pinnacle Plus ™)	(24,005)	—	—	(24,005)	4,550	(60,544)	(401,412)	(632)	(458,038)	(482,043)	1,710,516	1,228,473	469	(6,730)	(40,946)	(47,207)
Touchstone Money Market (Pinnacle V ™)	(47,517)	—	—	(47,517)	139,365	(270,798)	3,088,832	(297)	2,957,102	2,909,585	3,278,280	6,187,865	14,308	(27,782)	320,358	306,884
Touchstone Third Avenue Value (AdvantEdge ™)	3,603	32,673	(146,289)	(110,013)	26,451	(51,801)	(6,610)	(70)	(32,030)	(142,043)	684,337	542,294	2,668	(5,508)	(597)	(3,437)
Touchstone Third Avenue Value (AnnuiChoice II ™)	9,702	(70,970)	(96,954)	(158,222)	44,874	(57,114)	(28,695)	(1,091)	(42,026)	(200,248)	1,008,013	807,765	5,057	(7,141)	(2,240)	(4,324)
Touchstone Enhanced ETF (IQ Annuity ™)	(25,180)	(433,204)	248,099	(210,285)	1,364	(573,664)	(12,254)	(682)	(585,236)	(795,521)	3,914,521	3,119,000	126	(53,089)	(1,047)	(54,010)
Touchstone Enhanced ETF (Pinnacle ™)	(1,412)	2,423	(15,838)	(14,827)	—	(5,121)	(216)	(173)	(5,510)	(20,337)	285,368	265,031	—	(457)	(22)	(479)
Touchstone Enhanced ETF (Pinnacle IV ™)	(6,439)	38,229	(69,937)	(38,147)	6,052	(267,387)	(60,314)	(838)	(322,487)	(360,634)	1,049,302	688,668	514	(23,599)	(5,015)	(28,100)
Touchstone Enhanced ETF (Pinnacle Plus ™)	(2,558)	19,559	(30,575)	(13,574)	—	(20,405)	(47,349)	(366)	(68,120)	(81,694)	335,819	254,125	—	(1,857)	(4,047)	(5,904)
Touchstone Enhanced ETF (Pinnacle V ™)	(1,713)	5,040	(16,204)	(12,877)	150	(16,699)	1,253	(192)	(15,488)	(28,365)	246,661	218,296	11	(1,243)	97	(1,135)
Touchstone GMAB Aggressive ETF (AnnuiChoice II ™)	(686)	1,771	(4,251)	(3,166)	—	(2,933)	—	(139)	(3,072)	(6,238)	185,414	179,176	—	(212)	—	(212)
Touchstone GMAB Aggressive ETF (Pinnacle IV ™)	(4,272)	8,287	(17,783)	(13,768)	—	(20,714)	—	(627)	(21,341)	(35,109)	622,724	587,615	—	(1,618)	(1)	(1,619)
Touchstone GMAB Aggressive ETF (Pinnacle V ™)	(5,345)	14,535	(25,465)	(16,275)	—	(48,460)	—	(572)	(49,032)	(65,307)	636,736	571,429	—	(3,775)	—	(3,775)
Touchstone GMAB Conservative ETF (AnnuiChoice II ™)	347	1,916	2,053	4,316	2,800	(7,622)	—	(334)	(5,156)	(840)	264,971	264,131	234	(657)	1	(422)
Touchstone Large Cap Core Equity (Pinnacle Plus Reduced M&E ™)	(9)	66	(19)	38	—	(2,528)	—	(5)	(2,533)	(2,495)	2,495	—	—	—	(238)	(238)
Touchstone Mid Cap Growth (Pinnacle Plus Reduced M&E ™)	(11)	180	(145)	24	—	(2,868)	—	(7)	(2,875)	(2,851)	2,851	—	—	—	(263)	(263)
Touchstone Third Avenue Value (AnnuiChoice ™)	23,395	(338,682)	(67,387)	(382,674)	26,943	(549,150)	(249,775)	(2,886)	(774,868)	(1,157,542)	3,038,900	1,881,358	1,427	(29,814)	(14,097)	(42,484)
Touchstone Third Avenue Value (GrandMaster flex3 ™)	1,593	89,084	(215,800)	(125,123)	12,718	(215,577)	(69,089)	(662)	(272,610)	(397,733)	972,446	574,713	772	(14,307)	(4,842)	(18,377)
Touchstone Third Avenue Value (Grandmaster ™)	6,788	(148,598)	(32,838)	(174,648)	9,912	(61,217)	(91,958)	(278)	(143,541)	(318,189)	1,136,653	818,464	663	(4,593)	(6,864)	(10,794)
Touchstone Third Avenue Value (IQ Advisor Enhanced ™)	(2)	(2,490)	2,370	(122)	—	(4,180)	—	—	(4,180)	(4,302)	5,305	1,003	—	(280)	—	(280)
Touchstone Third Avenue Value (IQ Advisor Standard ™)	5,490	(173,750)	70,185	(98,075)	—	(36,442)	(214,339)	(5)	(250,786)	(348,861)	702,769	353,908	—	(2,342)	(16,599)	(18,941)
Touchstone Third Avenue Value (IQ Annuity ™)	16,116	(408,166)	(17,441)	(409,491)	77,740	(415,815)	(81,145)	(2,053)	(421,273)	(830,764)	2,875,749	2,044,985	4,946	(26,091)	(4,825)	(25,970)
Touchstone Third Avenue Value (Pinnacle ™)	47,741	(1,292,826)	61,385	(1,183,700)	11,348	(893,622)	(484,678)	(2,891)	(1,369,843)	(2,553,543)	8,164,810	5,611,267	227	(18,846)	(10,613)	(29,232)
Touchstone Third Avenue Value (Pinnacle IV ™)	16,493	(609,691)	(30,784)	(623,982)	8,344	(1,230,062)	(259,392)	(2,256)	(1,483,366)	(2,107,348)	5,121,786	3,014,438	533	(77,583)	(14,683)	(91,733)
Touchstone Third Avenue Value (Pinnacle Plus ™)	3,432	113,399	(265,477)	(148,646)	9,922	(78,834)	(153,399)	(1,132)	(223,443)	(372,089)	1,149,425	777,336	560	(4,848)	(8,135)	(12,423)
Touchstone Third Avenue Value (Pinnacle V ™)	5,767	33,835	(196,359)	(156,757)	50,994	(139,161)	(56,350)	(794)	(145,311)	(302,068)	1,103,392	801,324	5,987	(17,259)	(5,823)	(17,095)
Non-Affiliated:
JP Morgan IT Mid Cap Value (AnnuiChoice ™)	632	11,431	(10,635)	1,428	—	(28,144)	(1,466)	(376)	(29,986)	(28,558)	194,173	165,615	—	(1,801)	(90)	(1,891)
JP Morgan IT Mid Cap Value (GrandMaster flex3 ™)	(358)	28,573	(26,097)	2,118	—	(21,665)	(50,466)	(148)	(72,279)	(70,161)	200,322	130,161	—	(1,345)	(3,102)	(4,447)
JP Morgan IT Mid Cap Value (Grandmaster ™)	(20)	1,926	(1,870)	36	—	(5,068)	—	(10)	(5,078)	(5,042)	71,228	66,186	—	(347)	—	(347)
JP Morgan IT Mid Cap Value (IQ3 ™)	(77)	2,957	(2,748)	132	—	(6,028)	(1,452)	(58)	(7,538)	(7,406)	62,670	55,264	—	(389)	(98)	(487)
JP Morgan IT Mid Cap Value (Pinnacle Plus ™)	(166)	6,150	(5,357)	627	—	(4,335)	(10,498)	(117)	(14,950)	(14,323)	81,760	67,437	—	(293)	(627)	(920)
Van Kampen UIF Emerging Markets Debt (Pinnacle ™)	22,756	16,800	2,207	41,763	630	(133,149)	115,540	(503)	(17,482)	24,281	757,256	781,537	28	(6,023)	5,208	(787)
Van Kampen UIF U.S. Real Estate (Pinnacle ™)	(7,345)	(182,281)	256,290	66,664	4,623	(255,561)	(49,301)	(789)	(301,028)	(234,364)	1,517,780	1,283,416	167	(9,046)	(1,687)	(10,566)
Non-Affiliated Initial Class:
Fidelity VIP Balanced (Pinnacle ™)	9,104	20,441	(121,352)	(91,807)	—	(243,759)	73,211	(900)	(171,448)	(263,255)	1,995,486	1,732,231	—	(22,862)	6,595	(16,267)
Fidelity VIP Overseas (Pinnacle ™)	497	(30,719)	(24,720)	(54,942)	—	(34,766)	(32,563)	(112)	(67,441)	(122,383)	372,859	250,476	—	(4,282)	(3,832)	(8,114)
Fidelity VIP Overseas (Pinnacle IV ™)	(211)	(36,162)	(6,018)	(42,391)	—	(59,063)	—	(142)	(59,205)	(101,596)	261,208	159,612	—	(8,063)	—	(8,063)
Fidelity VIP Equity-Income (Grandmaster ™)	101,906	(336,785)	226,361	(8,518)	105,903	(938,356)	(339,990)	(5,542)	(1,177,985)	(1,186,503)	10,149,813	8,963,310	2,251	(19,538)	(6,756)	(24,043)
Fidelity VIP Equity-Income (Pinnacle ™)	28,519	(199,587)	179,306	8,238	558	(536,866)	(53,676)	(1,508)	(591,492)	(583,254)	3,124,300	2,541,046	42	(37,981)	(3,518)	(41,457)
Fidelity VIP Growth (Grandmaster ™)	(45,885)	277,927	(302,872)	(70,830)	—	(760,011)	171,224	(4,718)	(593,505)	(664,335)	7,373,487	6,709,152	—	(13,123)	2,746	(10,377)
Fidelity VIP High Income (Grandmaster ™)	159,828	343,849	(421,880)	81,797	4,479	(413,032)	(225,196)	(1,072)	(634,821)	(553,024)	3,412,683	2,859,659	205	(18,934)	(10,613)	(29,342)
Fidelity VIP II Asset Manager (Grandmaster ™)	69,913	50,056	(368,867)	(248,898)	47,691	(845,148)	(51,797)	(4,051)	(853,305)	(1,102,203)	7,530,477	6,428,274	1,226	(21,491)	(1,262)	(21,527)
Fidelity VIP II Contrafund (Grandmaster ™)	(46,880)	(699,730)	341,927	(404,683)	128,142	(1,478,137)	(367,157)	(6,685)	(1,723,837)	(2,128,520)	12,889,841	10,761,321	3,163	(35,379)	(8,782)	(40,998)
Fidelity VIP II Contrafund (Pinnacle ™)	(32,708)	(735,824)	515,649	(252,883)	8,881	(1,435,264)	(488,918)	(4,207)	(1,919,508)	(2,172,391)	8,643,675	6,471,284	426	(70,231)	(24,111)	(93,916)
Fidelity VIP II Index 500 (Grandmaster ™)	132,311	223,608	(317,033)	38,886	—	(459,863)	(172,673)	(2,786)	(635,322)	(596,436)	4,761,131	4,164,695	—	(15,198)	(5,498)	(20,696)
Fidelity VIP II Index 500 (IQ Annuity ™)	8,570	6,222	(13,585)	1,207	—	(23,307)	—	(328)	(23,635)	(22,428)	313,238	290,810	—	(2,417)	1	(2,416)
Fidelity VIP II Index 500 (Pinnacle ™)	90,240	(136,013)	65,325	19,552	—	(421,555)	53,689	(2,193)	(370,059)	(350,507)	3,216,901	2,866,394	15	(48,315)	5,780	(42,520)
Fidelity VIP II Index 500 (Pinnacle IV ™)	7,207	(5,574)	498	2,131	—	(19,313)	—	(112)	(19,425)	(17,294)	260,055	242,761	—	(2,155)	—	(2,155)
Fidelity VIP II Investment Grade Bond (Pinnacle ™)	119,409	34,582	4	153,995	—	(382,580)	(280,009)	(972)	(663,561)	(509,566)	3,003,918	2,494,352	—	(31,961)	(23,091)	(55,052)
Fidelity VIP II Investment Grade Bond (Pinnacle IV ™)	61,335	40,344	(14,880)	86,799	—	(740,844)	(161,605)	(525)	(902,974)	(816,175)	2,027,871	1,211,696	—	(61,708)	(13,504)	(75,212)
Fidelity VIP II Investment Grade Bond (AnnuiChoice ™)	19,365	2,362	2,752	24,479	—	(26,316)	(19,690)	(756)	(46,762)	(22,283)	414,123	391,840	—	(2,186)	(1,616)	(3,802)
Fidelity VIP II Investment Grade Bond (AnnuiChoice II ™)	2,368	28	530	2,926	—	—	—	(10)	(10)	2,916	47,939	50,855	—	(1)	—	(1)
Fidelity VIP II Investment Grade Bond (Grandmaster flex3 ™)	11,610	8,213	(1,633)	18,190	—	(92,644)	(53,856)	(593)	(147,093)	(128,903)	381,516	252,613	—	(7,730)	(4,459)	(12,189)

See accompanying notes.

* - 2011 inception date of division.

Separate Account I

of

Integrity Life Insurance Company

Statements of Changes in Net Assets (continued)

For the Year Ended December 31, 2011

	Inccrease (deccrease) in net assets from operations				Increase (decrease) in net assets from contract related transactions								Unit Transactions
Subaccount	Net investment income (loss)	Realized gain (loss)	Change in net unrealized appreciation (depreciation) during the period	Net increase (decrease) in net assets resulting from operations	Contributions from contract holders	Contract terminations and benefits	Net transfers among investment options	Contract maintenance charges	Net increase (decrease) in net assets from contract related transactions	Increase (decrease) in net assets	Net assets, beginning of period	Net assets, end of period	Units purchased	Units redeemed	Units transferred	Increase (decrease) in units
Non-Affiliated Service Class 2 (continued):
Fidelity VIP II Investment Grade Bond (Grandmaster ™)	$137,418	$57,714	$(13,591)	$181,541	$—	$(511,601)	$76,754	$(1,087)	$(435,934)	$(254,393)	$3,238,213	$2,983,820	—	(14,084)	2,192	(11,892)
Fidelity VIP II Investment Grade Bond (IQ Annuity ™)	46,827	5,683	8,242	60,752	—	(79,267)	(14,039)	(360)	(93,666)	(32,914)	1,090,888	1,057,974	—	(4,621)	(809)	(5,430)
Fidelity VIP II Investment Grade Bond (Pinnacle Plus ™)	3,886	218	868	4,972	—	(2,597)	—	(134)	(2,731)	2,241	89,913	92,154	—	(223)	(1)	(224)
Fidelity VIP III Balanced (Grandmaster ™)	10,155	1,966	(118,553)	(106,432)	—	(273,706)	72,592	(1,178)	(202,292)	(308,724)	2,285,963	1,977,239	—	(15,815)	3,913	(11,902)
Fidelity VIP Overseas (AnnuiChoice ™)	867	(2,142)	(26,117)	(27,392)	—	(2,193)	—	(554)	(2,747)	(30,139)	154,300	124,161	—	(350)	—	(350)
Fidelity VIP Overseas (AnnuiChoice II ™)	257	(1,717)	(10,027)	(11,487)	—	(2,368)	—	(103)	(2,471)	(13,958)	65,030	51,072	—	(323)	—	(323)
Fidelity VIP Overseas (Grandmaster flex3 ™)	(134)	9,119	(8,625)	360	—	(11,004)	(17,779)	(11)	(28,794)	(28,434)	30,191	1,757	—	(1,303)	(2,151)	(3,454)
Fidelity VIP Overseas (Grandmaster ™)	6,664	(15,737)	(540,614)	(549,687)	—	(299,484)	175,813	(1,838)	(125,509)	(675,196)	3,055,845	2,380,649	53	(10,581)	5,658	(4,870)
Fidelity VIP Overseas (IQ Annuity ™)	9	(1,799)	(2,194)	(3,984)	—	(7,283)	(288)	(34)	(7,605)	(11,589)	28,801	17,212	—	(913)	(34)	(947)
Fidelity VIP Overseas (Pinnacle Plus ™)	43	4,791	(20,565)	(15,731)	—	(16,010)	(4,994)	(174)	(21,178)	(36,909)	99,923	63,014	—	(2,113)	(681)	(2,794)
Non-Affiliated Service Class:
Fidelity VIP Equity-Income (IQ Annuity ™)	3,526	(8,463)	3,237	(1,700)	672	(16,853)	(2,959)	(201)	(19,341)	(21,041)	378,570	357,529	59	(1,478)	(246)	(1,665)
Fidelity VIP Growth (IQ Annuity ™)	(3,030)	5,561	(8,018)	(5,487)	—	(17,915)	2,533	(333)	(15,715)	(21,202)	364,367	343,165	—	(2,030)	204	(1,826)
Fidelity VIP Growth (Pinnacle ™)	(3,961)	23,700	(24,477)	(4,738)	—	(125,544)	18,547	(455)	(107,452)	(112,190)	717,066	604,876	17	(13,479)	1,996	(11,466)
Fidelity VIP High Income (IQ Annuity ™)	10,110	5,652	20,601	36,363	—	(15,768)	(348,780)	(103)	(364,651)	(328,288)	779,680	451,392	—	(1,285)	(26,989)	(28,274)
Fidelity VIP II Asset Manager (IQ Annuity ™)	786	(1,425)	(2,712)	(3,351)	—	(18,188)	(317)	(47)	(18,552)	(21,903)	109,388	87,485	—	(1,440)	(25)	(1,465)
Fidelity VIP II Contrafund (IQ Annuity ™)	(4,899)	(24,000)	(3,774)	(32,673)	2,130	(81,735)	(41,363)	(494)	(121,462)	(154,135)	909,472	755,337	143	(5,479)	(2,689)	(8,025)
Fidelity VIP III Balanced (IQ Annuity ™)	390	738	(7,711)	(6,583)	—	(3,756)	(2,932)	(150)	(6,838)	(13,421)	133,952	120,531	—	(322)	(221)	(543)
Fidelity VIP III Mid Cap (Grandmaster ™)	(16,240)	(6,597)	(160,958)	(183,795)	—	(177,545)	(3,034)	(656)	(181,235)	(365,030)	1,700,326	1,335,296	—	(4,740)	(109)	(4,849)
Fidelity VIP III Mid Cap (IQ Annuity ™)	(11,056)	1,236	(106,063)	(115,883)	528	(100,934)	16,088	(325)	(84,643)	(200,526)	1,032,476	831,950	—	(2,608)	407	(2,201)
Fidelity VIP III Mid Cap (Pinnacle ™)	(44,902)	971	(462,853)	(506,784)	—	(916,744)	(118,496)	(2,136)	(1,037,376)	(1,544,160)	5,179,168	3,635,008	—	(24,832)	(3,172)	(28,004)
Fidelity VIP Overseas (IQ Annuity ™)	63	(4,800)	(4,180)	(8,917)	—	—	5,721	(17)	5,704	(3,213)	41,774	38,561	3	(2)	434	435
Non-Affiliated Service Class 2:
Fidelity VIP Asset Manager (IQ3 ™)	1,619	(3,494)	(7,757)	(9,632)	—	(44,735)	(2,223)	(387)	(47,345)	(56,977)	282,293	225,316	—	(3,498)	(186)	(3,684)
Fidelity VIP Asset Manager (AdvantEdge ™)	529	4,799	(7,937)	(2,609)	—	(3,713)	(4,669)	(316)	(8,698)	(11,307)	90,972	79,665	—	(383)	(361)	(744)
Fidelity VIP Asset Manager (AnnuiChoice II ™)	228	3,684	(4,720)	(808)	3,438	(26,393)	3,392	(101)	(19,664)	(20,472)	50,299	29,827	281	(2,169)	283	(1,605)
Fidelity VIP Asset Manager (AnnuiChoice ™)	3,692	(4,509)	(11,151)	(11,968)	—	(22,779)	(2)	(308)	(23,089)	(35,057)	331,023	295,966	—	(1,805)	(1)	(1,806)
Fidelity VIP Asset Manager (GrandMaster flex3 ™)	307	10,845	(17,777)	(6,625)	—	(37,340)	(14,974)	(99)	(52,413)	(59,038)	168,700	109,662	—	(3,112)	(1,182)	(4,294)
Fidelity VIP Asset Manager (Pinnacle ™)	908	(135)	(4,634)	(3,861)	—	(715)	(5,015)	(53)	(5,783)	(9,644)	107,794	98,150	—	(56)	(368)	(424)
Fidelity VIP Asset Manager (Pinnacle IV ™)	783	468	(8,256)	(7,005)	—	(43,804)	(19,933)	(85)	(63,822)	(70,827)	232,400	161,573	—	(3,401)	(1,622)	(5,023)
Fidelity VIP Asset Manager (Pinnacle Plus ™)	199	1,664	(3,269)	(1,406)	—	(24,899)	(5,852)	(181)	(30,932)	(32,338)	95,857	63,519	—	(1,858)	(391)	(2,249)
Fidelity VIP Asset Manager (Pinnacle V ™)	1,884	3,851	(17,729)	(11,994)	25,188	(1,650)	12,141	(513)	35,166	23,172	242,914	266,086	2,377	(202)	1,133	3,308
Fidelity VIP Balanced (AdvantEdge ™)	413	5,872	(14,033)	(7,748)	17,359	(3,965)	(12,741)	(645)	8	(7,740)	186,755	179,015	1,743	(423)	(1,098)	222
Fidelity VIP Balanced (AnnuiChoice II ™)	2,320	16,502	(33,926)	(15,104)	14,903	(32,644)	17,750	(657)	(648)	(15,752)	361,699	345,947	1,348	(2,804)	1,642	186
Fidelity VIP Balanced (AnnuiChoice ™)	3,798	21,828	(55,230)	(29,604)	460	(261,110)	(3,643)	(929)	(265,222)	(294,826)	945,159	650,333	33	(19,240)	(246)	(19,453)
Fidelity VIP Balanced (GrandMaster flex3 ™)	(343)	25,592	(34,523)	(9,274)	144	(91,333)	(131,364)	(496)	(223,049)	(232,323)	503,727	271,404	10	(6,228)	(8,817)	(15,035)
Fidelity VIP Balanced (Grandmaster ™)	4,413	(2,628)	(60,394)	(58,609)	1,494	(66,268)	78,636	(199)	13,663	(44,946)	1,101,266	1,056,320	114	(5,038)	5,832	908
Fidelity VIP Balanced (IQ Advisor Standard ™)	1,956	(22)	(9,420)	(7,486)	—	(2,661)	—	—	(2,661)	(10,147)	172,582	162,435	—	(195)	—	(195)
Fidelity VIP Balanced (IQ3 ™)	1,121	(8,907)	(41,180)	(48,966)	2,401	(91,260)	(102,657)	(864)	(192,380)	(241,346)	973,736	732,390	186	(6,969)	(8,535)	(15,318)
Fidelity VIP Balanced (Pinnacle ™)	2,134	(2,762)	(29,927)	(30,555)	3,809	(36,608)	6,930	(228)	(26,097)	(56,652)	600,288	543,636	280	(2,813)	477	(2,056)
Fidelity VIP Balanced (Pinnacle IV ™)	1,470	2,561	(73,519)	(69,488)	—	(417,087)	(62,270)	(676)	(480,033)	(549,521)	1,843,323	1,293,802	—	(28,893)	(3,974)	(32,867)
Fidelity VIP Balanced (Pinnacle Plus ™)	(526)	3,170	(12,381)	(9,737)	—	(42,085)	(3,995)	(218)	(46,298)	(56,035)	177,806	121,771	—	(3,194)	(479)	(3,673)
Fidelity VIP Balanced (Pinnacle V ™)	2,035	55,932	(107,352)	(49,385)	36,077	(75,371)	8,021	(1,502)	(32,775)	(82,160)	955,740	873,580	3,541	(7,490)	688	(3,261)
Fidelity VIP Contrafund (AdvantEdge ™)	(16,153)	101,095	(216,455)	(131,513)	991,899	(95,219)	(129,123)	(7,818)	759,739	628,226	1,774,442	2,402,668	102,405	(10,720)	(14,928)	76,757
Fidelity VIP Contrafund (AnnuiChoice II ™)	(6,709)	73,894	(145,368)	(78,183)	205,247	(73,242)	(32,849)	(4,411)	94,745	16,562	2,050,786	2,067,348	18,779	(7,004)	(2,561)	9,214
Fidelity VIP Contrafund (AnnuiChoice ™)	(9,133)	(46,172)	(73,488)	(128,793)	22,706	(341,637)	(177,089)	(4,945)	(500,965)	(629,758)	3,843,422	3,213,664	1,463	(22,945)	(11,709)	(33,191)
Fidelity VIP Contrafund (GrandMaster flex3 ™)	(15,662)	247,743	(298,260)	(66,179)	7,216	(382,454)	(125,004)	(1,204)	(501,446)	(567,625)	2,172,888	1,605,263	467	(24,571)	(7,827)	(31,931)
Fidelity VIP Contrafund (IQ Advisor Standard ™)	503	8,571	(14,915)	(5,841)	—	(31,267)	(20,649)	(2)	(51,918)	(57,759)	282,444	224,685	—	(1,955)	(1,337)	(3,292)
Fidelity VIP Contrafund (IQ3 ™)	(34,116)	(457,559)	315,367	(176,308)	52,615	(566,074)	(492,587)	(3,383)	(1,009,429)	(1,185,737)	5,157,781	3,972,044	3,330	(36,875)	(31,707)	(65,252)
Fidelity VIP Contrafund (Pinnacle IV ™)	(63,384)	738,930	(1,002,930)	(327,384)	36,659	(1,564,738)	(660,484)	(2,827)	(2,191,390)	(2,518,774)	9,714,483	7,195,709	2,247	(100,810)	(41,648)	(140,211)
Fidelity VIP Contrafund (Pinnacle Plus ™)	(14,643)	219,200	(264,996)	(60,439)	4,994	(142,114)	(52,963)	(1,597)	(191,680)	(252,119)	1,625,864	1,373,745	302	(9,111)	(3,021)	(11,830)
Fidelity VIP Contrafund (Pinnacle V ™)	(35,351)	411,289	(664,497)	(288,559)	1,497,525	(311,328)	(738,638)	(14,848)	432,711	144,152	4,602,265	4,746,417	163,145	(34,933)	(89,999)	38,213
Fidelity VIP Disciplined Small Cap (AdvantEdge™)	(33)	15	(52)	(70)	—	—	—	(9)	(9)	(79)	2,227	2,148	—	(1)	—	(1)
Fidelity VIP Disciplined Small Cap (AnnuiChoice II ™)	(541)	1,178	(6,453)	(5,816)	14,689	(4,636)	8,653	(107)	18,599	12,783	29,391	42,174	1,774	(550)	367	1,591
Fidelity VIP Disciplined Small Cap (AnnuiChoice ™)	(1,011)	(3,260)	1,346	(2,925)	72	(13,652)	(9,974)	(202)	(23,756)	(26,681)	125,040	98,359	8	(1,588)	(1,149)	(2,729)
Fidelity VIP Disciplined Small Cap (GrandMaster flex3 ™)	(502)	(3,943)	3,121	(1,324)	142	(10,493)	(19,855)	(37)	(30,243)	(31,567)	61,209	29,642	16	(1,112)	(2,447)	(3,543)

See accompanying notes.

* - 2011 inception date of division.

Separate Account I

of

Integrity Life Insurance Company

Statements of Changes in Net Assets (continued)

For the Year Ended December 31, 2011

	Inccrease (deccrease) in net assets from operations				Increase (decrease) in net assets from contract related transactions								Unit Transactions
Subaccount	Net investment income (loss)	Realized gain (loss)	Change in net unrealized appreciation (depreciation) during the period	Net increase (decrease) in net assets resulting from operations	Contributions from contract holders	Contract terminations and benefits	Net transfers among investment options	Contract maintenance charges	Net increase (decrease) in net assets from contract related transactions	Increase (decrease) in net assets	Net assets, beginning of period	Net assets, end of period	Units purchased	Units redeemed	Units transferred	Increase (decrease) in units
Non-Affiliated Service Class 2 (continued):
Fidelity VIP Disciplined Small Cap (GrandMaster ™)	$(481)	$414	$152	$85	$192	$(2,012)	$(12,177)	$(31)	$(14,028)	$(13,943)	$41,934	$27,991	21	(235)	(1,290)	(1,504)
Fidelity VIP Disciplined Small Cap (IQ Annuity ™)	(1,045)	(1,803)	3,354	506	—	(39,306)	(415)	(54)	(39,775)	(39,269)	97,545	58,276	—	(4,286)	(32)	(4,318)
Fidelity VIP Disciplined Small Cap (Pinnacle ™)	(3,425)	6,192	(6,103)	(3,336)	—	(59,047)	(3,741)	(155)	(62,943)	(66,279)	281,995	215,716	—	(6,654)	(215)	(6,869)
Fidelity VIP Disciplined Small Cap (Pinnacle IV ™)	(4,810)	118,807	(130,377)	(16,380)	—	(61,199)	32,438	(267)	(29,028)	(45,408)	318,162	272,754	—	(7,038)	2,779	(4,259)
Fidelity VIP Disciplined Small Cap (Pinnacle Plus ™)	(118)	353	(387)	(152)	—	(2,034)	(2,241)	—	(4,275)	(4,427)	11,352	6,925	—	(236)	(251)	(487)
Fidelity VIP Disciplined Small Cap (Pinnacle V ™)	(1,733)	21,260	(33,263)	(13,736)	18,051	(395)	(59,817)	(160)	(42,321)	(56,057)	124,906	68,849	2,045	(62)	(8,171)	(6,188)
Fidelity VIP Equit-Income (AnnuiChoice II ™)	4,484	36,903	(43,396)	(2,009)	29,568	(80,258)	(2,763)	(377)	(53,830)	(55,839)	464,483	408,644	3,441	(9,039)	(334)	(5,932)
Fidelity VIP Equity-Income (AdvantEdge ™)	643	2,562	(3,645)	(440)	7,500	(390)	4,266	(578)	10,798	10,358	64,775	75,133	829	(109)	541	1,261
Fidelity VIP Equity-Income (AnnuiChoice ™)	15,778	(93,546)	75,855	(1,913)	1,677	(181,501)	105,495	(1,481)	(75,810)	(77,723)	1,244,927	1,167,204	148	(15,913)	9,223	(6,542)
Fidelity VIP Equity-Income (GrandMaster flex3 ™)	3,080	(22,920)	19,364	(476)	—	(35,095)	4,719	(321)	(30,697)	(31,173)	294,330	263,157	—	(3,098)	545	(2,553)
Fidelity VIP Equity-Income (IQ Advisor Standard ™)	364	(120)	(223)	21	—	(820)	—	—	(820)	(799)	21,454	20,655	—	(70)	—	(70)
Fidelity VIP Equity-Income (IQ3 ™)	4,634	(103,237)	99,265	662	42,432	(78,547)	(108,422)	(485)	(145,022)	(144,360)	765,316	620,956	3,819	(7,156)	(9,580)	(12,917)
Fidelity VIP Equity-Income (Pinnacle IV ™)	7,354	(400,747)	405,472	12,079	4,797	(873,155)	12,484	(764)	(856,638)	(844,559)	2,068,790	1,224,231	419	(78,192)	2,463	(75,310)
Fidelity VIP Equity-Income (Pinnacle Plus ™)	9,700	(16,120)	(25,715)	(32,135)	—	(26,677)	527,118	(263)	500,178	468,043	227,485	695,528	—	(2,397)	41,052	38,655
Fidelity VIP Equity-Income (Pinnacle V ™)	6,288	69,756	(90,566)	(14,522)	140,403	(121,044)	(3,588)	(1,123)	14,648	126	797,783	797,909	17,893	(16,033)	(870)	990
Fidelity Freedom 2010 (Adnavtedge ™)	1,288	2,784	(7,218)	(3,146)	—	(1,635)	(12,869)	(1,170)	(15,674)	(18,820)	192,389	173,569	—	(269)	(1,198)	(1,467)
Fidelity Freedom 2010 (AnnuiChoice II ™)	2,892	(411)	(6,400)	(3,919)	—	(5,063)	10,000	(924)	4,013	94	235,151	235,245	—	(582)	955	373
Fidelity Freedom 2010 (AnnuiChoice ™)	60	(25)	(105)	(70)	—	(181)	—	(3)	(184)	(254)	4,649	4,395	—	(18)	—	(18)
Fidelity Freedom 2010 (Grandmaster flex3 ™)	(41)	42	(1)	—	—	—	—	—	—	—	—	—	—	—	—	—
Fidelity Freedom 2010 (GrandMaster ™)	324	5,280	(5,715)	(111)	4,670	(22,021)	(225)	—	(17,576)	(17,687)	52,258	34,571	450	(2,092)	(22)	(1,664)
Fidelity Freedom 2010 (IQ Annuity ™)	1,311	(552)	(3,447)	(2,688)	—	(8,509)	6	(111)	(8,614)	(11,302)	157,386	146,084	—	(835)	1	(834)
Fidelity VIP Freedom 2010 (Pinnacle ™)	164	23	(426)	(239)	—	—	—	(23)	(23)	(262)	14,444	14,182	—	(2)	3	1
Fidelity VIP Freedom 2010 (Pinnacle IV ™)	1,339	3,874	(9,552)	(4,339)	—	(5,882)	55,799	(70)	49,847	45,508	80,352	125,860	—	(557)	5,245	4,688
Fidelity Freedom 2010 (Pinnacle Plus ™)	59	504	(2,570)	(2,007)	—	(19,245)	32,499	(16)	13,238	11,231	7,698	18,929	—	(1,956)	3,104	1,148
Fidelity VIP Freedom 2010 (Pinnacle V ™)	7,342	17,384	(57,652)	(32,926)	—	(28,175)	253,395	(3,016)	222,204	189,278	609,659	798,937	—	(3,059)	23,373	20,314
Fidelity Freedom 2015 (AdvantEdge ™)	1,312	(253)	(6,359)	(5,300)	93,234	—	(72)	(758)	92,404	87,104	67,688	154,792	8,873	(74)	(7)	8,792
Fidelity Freedom 2015 (AnnuiChoice II ™)	2,193	(396)	(4,910)	(3,113)	—	(1,949)	10,000	(226)	7,825	4,712	174,225	178,937	—	(210)	970	760
Fidelity Freedom 2015 (AnnuiChoice ™)	(74)	403	641	970	—	(28,795)	—	—	(28,795)	(27,825)	27,825	—	—	(2,723)	—	(2,723)
Fidelity Freedom 2015 (GrandMaster ™)	(56)	3,080	(2,432)	592	—	(22,146)	—	—	(22,146)	(21,554)	21,554	—	—	(2,137)	—	(2,137)
Fidelity Freedom 2015 (IQ Advisor Standard ™)	4,782	9	(8,998)	(4,207)	—	—	269,030	—	269,030	264,823	—	264,823	—	—	25,825	25,825
Fidelity Freedom 2015 (IQ Annuity ™)	338	(6,380)	3,221	(2,821)	—	(34,254)	—	(104)	(34,358)	(37,179)	118,817	81,638	—	(3,539)	1	(3,538)
Fidelity Freedom 2015 (Pinnacle Plus ™)	906	(37)	(2,559)	(1,690)	—	(4,526)	16,264	(16)	11,722	10,032	98,828	108,860	—	(493)	1,742	1,249
Fidelity VIP Freedom 2015 (Pinnacle ™)	41	19	(137)	(77)	—	—	—	(16)	(16)	(93)	4,154	4,061	—	(2)	—	(2)
Fidelity VIP Freedom 2015 (Pinnacle IV ™)	297	2,568	(3,433)	(568)	—	(12,975)	5,387	(18)	(7,606)	(8,174)	46,685	38,511	—	(1,261)	523	(738)
Fidelity VIP Freedom 2015 (Pinnacle V ™)	8,098	(9,165)	(30,887)	(31,954)	95,644	(42,008)	(199,587)	(6,098)	(152,049)	(184,003)	1,525,946	1,341,943	9,533	(4,751)	(20,490)	(15,708)
Fidelity Freedom 2020 (AdvantEdge ™)	1,391	781	(7,685)	(5,513)	—	—	127	(791)	(664)	(6,177)	196,421	190,244	—	(79)	12	(67)
Fidelity Freedom 2020 (AnnuiChoice II ™)	8,018	(1,416)	(22,961)	(16,359)	—	—	10,000	(1,530)	8,470	(7,889)	673,718	665,829	—	(156)	1,003	847
Fidelity Freedom 2020 (AnnuiChoice ™)	379	(344)	(384)	(349)	—	(15,000)	—	(29)	(15,029)	(15,378)	45,344	29,966	—	(1,492)	—	(1,492)
Fidelity Freedom 2020 (GrandMaster ™)	355	103	(1,398)	(940)	—	—	—	—	—	(940)	36,548	35,608	—	—	—	—
Fidelity Freedom 2020 (IQ Annuity ™)	340	(70)	(1,315)	(1,045)	—	—	—	(31)	(31)	(1,076)	39,236	38,160	—	(3)	—	(3)
Fidelity Freedom 2020 (Pinnacle Plus ™)	109	46	(641)	(486)	—	—	—	(2)	(2)	(488)	16,874	16,386	—	—	—	—
Fidelity Freedom 2030 (AdvantEdge ™)	489	319	(4,741)	(3,933)	—	(1,461)	—	—	(1,461)	(5,394)	92,039	86,645	—	(148)	1	(147)
Fidelity VIP Freedom 2020 (Pinnacle IV ™)	1,312	1,126	(6,326)	(3,888)	—	—	(3,769)	(66)	(3,835)	(7,723)	156,870	149,147	—	(6)	(369)	(375)
Fidelity VIP Freedom 2020 (Pinnacle V ™)	23,997	18,930	(110,228)	(67,301)	646,632	(157,596)	(107,342)	(14,785)	366,909	299,608	2,263,828	2,563,436	67,671	(17,806)	(10,849)	39,016
Fidelity VIP Freedom 2030 (Pinnacle ™)	(95)	636	—	541	—	—	(541)	—	(541)	—	—	—	—	—	—	—
Fidelity Freedom 2025 (AnnuiChoice II ™)	1,721	(261)	(7,736)	(6,276)	—	—	10,000	(609)	9,391	3,115	166,943	170,058	—	(61)	1,006	945
Fidelity Freedom 2025 (GrandMaster ™)	14	(4)	(75)	(65)	—	—	—	(5)	(5)	(70)	1,798	1,728	—	(1)	—	(1)
Fidelity VIP Freedom 2025 (Pinnacle ™) (May 28)*	27	6	(164)	(131)	—	—	352	—	352	221	3,141	3,362	—	—	36	36
Fidelity VIP Freedom 2025 (Pinnacle IV ™)	148	(26)	(953)	(831)	—	—	—	(30)	(30)	(861)	22,152	21,291	—	(3)	—	(3)
Fidelity Freedom 2025 (Pinnacle Plus ™)	33	(27)	(302)	(296)	—	—	—	—	—	(296)	7,439	7,143	—	—	—	—
Fidelity VIP Freedom 2025 (Pinnacle V ™)	6,306	52,723	(89,356)	(30,327)	120,313	(33,313)	(47,637)	(6,013)	33,350	3,023	999,042	1,002,065	13,223	(4,019)	(4,658)	4,546
Fidelity Freedom 2030 (AnnuiChoice II ™)	555	(17,574)	7,976	(9,043)	—	—	(86,750)	(291)	(87,041)	(96,084)	239,363	143,279	—	(31)	(9,629)	(9,660)
Fidelity Freedom 2030 (IQ Annuity ™)	305	(48)	(1,890)	(1,633)	4,200	—	—	(46)	4,154	2,521	35,064	37,585	458	(5)	—	453
Fidelity VIP Freedom 2030 (Pinnacle IV ™)	374	6,799	(9,146)	(1,973)	—	(999)	13,605	(8)	12,598	10,625	21,246	31,871	—	(115)	1,418	1,303
Fidelity VIP Freedom 2030 (Pinnacle V ™)	1,453	1,199	(13,147)	(10,495)	—	—	11,053	(258)	10,795	300	219,640	219,940	—	(29)	1,159	1,130
Fidelity VIP Growth (AnnuiChoice II ™)	(1,462)	31,764	(30,226)	76	8,934	(58,712)	31,689	(183)	(18,272)	(18,196)	240,850	222,654	780	(5,387)	3,149	(1,458)

See accompanying notes.

* - 2011 inception date of division.

Separate Account I

of

Integrity Life Insurance Company

Statements of Changes in Net Assets (continued)

For the Year Ended December 31, 2011

	Inccrease (deccrease) in net assets from operations				Increase (decrease) in net assets from contract related transactions								Unit Transactions
Subaccount	Net investment income (loss)	Realized gain (loss)	Change in net unrealized appreciation (depreciation) during the period	Net increase (decrease) in net assets resulting from operations	Contributions from contract holders	Contract terminations and benefits	Net transfers among investment options	Contract maintenance charges	Net increase (decrease) in net assets from contract related transactions	Increase (decrease) in net assets	Net assets, beginning of period	Net assets, end of period	Units purchased	Units redeemed	Units transferred	Increase (decrease) in units
Non-Affiliated Service Class 2 (continued):
Fidelity VIP Growth (GrandMaster ™)	$(5,188)	$118,128	$(120,125)	$(7,185)	$85,332	$(123,397)	$(227,900)	$(213)	$(266,178)	$(273,363)	$702,404	$429,041	9,128	(12,821)	(24,784)	(28,477)
Fidelity VIP Growth (AdvantEdge ™)	829	(25,965)	(7,223)	(32,359)	—	(2,765)	1,101	(63)	(1,727)	(34,086)	59,147	25,061	—	(325)	(3,485)	(3,810)
Fidelity VIP Growth (AnnuiChoice ™)	(3,557)	(26,676)	28,956	(1,277)	700	(108,319)	(82,378)	(1,243)	(191,240)	(192,517)	716,876	524,359	82	(12,865)	(10,017)	(22,800)
Fidelity VIP Growth (GrandMaster flex3 ™)	(3,789)	(18,806)	16,490	(6,105)	—	(91,525)	5,739	(389)	(86,175)	(92,280)	352,007	259,727	—	(8,481)	233	(8,248)
Fidelity VIP Growth (IQ Advisor Standard ™)	(5)	(3)	(19)	(27)	—	—	—	(3)	(3)	(30)	4,020	3,990	—	—	—	—
Fidelity VIP Growth (IQ3 ™)	(4,882)	(22,660)	19,986	(7,556)	5,686	(52,956)	52,925	(373)	5,282	(2,274)	477,596	475,322	628	(6,215)	6,163	576
Fidelity VIP Growth (Pinnacle ™)	(1,526)	19,621	(16,627)	1,468	1,856	(50,198)	(18,213)	(86)	(66,641)	(65,173)	227,496	162,323	189	(5,243)	(1,646)	(6,700)
Fidelity VIP Growth (Pinnacle IV ™)	(11,187)	(85,891)	84,828	(12,250)	8,659	(292,718)	203,162	(896)	(81,793)	(94,043)	1,090,634	996,591	893	(30,333)	20,987	(8,453)
Fidelity VIP Growth (Pinnacle Plus ™)	(1,475)	(1,180)	2,450	(205)	—	(5,726)	(40,020)	(116)	(45,862)	(46,067)	142,727	96,660	—	(485)	(3,210)	(3,695)
Fidelity VIP Growth (Pinnacle V ™)	(4,824)	41,917	(76,343)	(39,250)	165,428	(14,339)	(26,169)	(636)	124,284	85,034	305,268	390,302	17,473	(1,577)	(5,987)	9,909
Fidelity VIP High Income (AdvantEdge ™)	59,197	(70,412)	(49,044)	(60,259)	84,302	(64,540)	585,898	(83)	605,577	545,318	599,334	1,144,652	6,936	(5,327)	41,842	43,451
Fidelity VIP High Income (AnnuiChoice II ™)	43,671	2,696	(26,258)	20,109	35,667	(36,725)	(18,660)	(112)	(19,830)	279	766,172	766,451	2,771	(2,928)	(1,327)	(1,484)
Fidelity VIP High Income (AnnuiChoice ™)	21,413	7,978	(11,263)	18,128	33	(12,642)	(72,790)	(354)	(85,753)	(67,625)	526,286	458,661	2	(846)	(4,454)	(5,298)
Fidelity VIP High Income (GrandMaster flex3 ™)	798,985	63,838	(515,940)	346,883	256,188	(1,200,246)	(1,163,677)	(674)	(2,108,409)	(1,761,526)	16,221,478	14,459,952	15,686	(73,147)	(71,312)	(128,773)
Fidelity VIP High Income (IQ3 ™)	70,123	14,411	(29,996)	54,538	—	(191,305)	(230,802)	(660)	(422,767)	(368,229)	1,842,480	1,474,251	—	(11,761)	(13,111)	(24,872)
Fidelity VIP High Income (Pinnacle ™)	390,928	28,373	(245,375)	173,926	58,720	(339,673)	(993,478)	(168)	(1,274,599)	(1,100,673)	8,055,103	6,954,430	3,998	(23,673)	(69,642)	(89,317)
Fidelity VIP High Income (Pinnacle IV ™)	44,894	22,922	(27,078)	40,738	746	(295,389)	(275,923)	(306)	(570,872)	(530,134)	1,459,632	929,498	45	(17,836)	(16,327)	(34,118)
Fidelity VIP High Income (Pinnacle Plus ™)	6,473	(1,466)	(2,775)	2,232	—	(9,727)	10,440	(104)	609	2,841	120,837	123,678	—	(663)	692	29
Fidelity VIP High Income (Pinnacle V ™)	36,756	22,356	(43,005)	16,107	82,280	(40,909)	(71,102)	(310)	(30,041)	(13,934)	707,930	693,996	7,089	(3,608)	(5,977)	(2,496)
Fidelity VIP II Index 500 (Pinnacle ™)	17,666	30,768	(43,468)	4,966	9,567	(94,198)	(71,536)	(210)	(156,377)	(151,411)	714,672	563,261	1,065	(10,802)	(8,121)	(17,858)
Fidelity VIP II Index 500 (Pinnacle IV ™)	67,100	(167,109)	150,800	50,791	6,251	(494,490)	(641,170)	(693)	(1,130,102)	(1,079,311)	2,930,762	1,851,451	695	(56,894)	(70,317)	(126,516)
Fidelity VIP II Index 500 (Pinnacle V ™)	32,566	42,998	(67,178)	8,386	259,337	(106,756)	(21,542)	(1,982)	129,057	137,443	1,174,484	1,311,927	31,239	(12,653)	(2,514)	16,072
Fidelity VIP Index 500 (AdvantEdge ™)	18,358	7,918	(31,224)	(4,948)	575,925	(10,452)	6,975	(2,885)	569,563	564,615	448,888	1,013,503	60,145	(1,443)	1,049	59,751
Fidelity VIP Index 500 (AnnuiChoice II ™)	18,311	30,286	(39,879)	8,718	172,544	(71,179)	(97,222)	(1,407)	2,736	11,454	620,277	631,731	19,370	(8,370)	(10,127)	873
Fidelity VIP Index 500 (AnnuiChoice ™)	30,127	(64,007)	41,168	7,288	—	(150,099)	(11,184)	(1,115)	(162,398)	(155,110)	1,015,298	860,188	—	(15,520)	(1,098)	(16,618)
Fidelity VIP Index 500 (Grandmaster flex3 ™)	7,603	56,525	(59,378)	4,750	—	(37,980)	(91,630)	(325)	(129,935)	(125,185)	316,449	191,264	—	(4,605)	(10,093)	(14,698)
Fidelity VIP Index 500 (Grandmaster ™)	15,584	(80,188)	72,036	7,432	4,076	(142,099)	(154,261)	(179)	(292,463)	(285,031)	740,060	455,029	512	(16,386)	(17,454)	(33,328)
Fidelity VIP Index 500 (IQ Advisor Standard ™)	8,663	75,716	(72,260)	12,119	—	(115,758)	(117,821)	(15)	(233,594)	(221,475)	370,340	148,865	—	(12,145)	(13,068)	(25,213)
Fidelity VIP Index 500 (IQ3 ™)	34,753	117,737	(149,018)	3,472	4,031	(179,510)	(109,454)	(1,306)	(286,239)	(282,767)	1,408,551	1,125,784	387	(17,514)	(10,994)	(28,121)
Fidelity VIP Index 500 (Pinnacle Plus ™)	6,339	(29,027)	18,367	(4,321)	—	(14,766)	(17,896)	(194)	(32,856)	(37,177)	276,075	238,898	—	(1,310)	(1,673)	(2,983)
Fidelity VIP Investment Grade Bond (AdvantEdge ™)	54,567	7,398	5,885	67,850	756,154	(95,020)	(61,953)	(5,239)	593,942	661,792	747,490	1,409,282	65,239	(8,509)	(5,150)	51,580
Fidelity VIP Investment Grade Bond (AnnuiChoice II ™)	55,254	14,795	(2,557)	67,492	240,973	(136,086)	(3,980)	(4,510)	96,397	163,889	1,085,532	1,249,421	19,212	(11,188)	(147)	7,877
Fidelity VIP Investment Grade Bond (AnnuiChoice ™)	129,947	28,331	17,354	175,632	1,131	(515,333)	(407,303)	(3,653)	(925,158)	(749,526)	3,280,288	2,530,762	73	(32,796)	(24,955)	(57,678)
Fidelity VIP Investment Grade Bond (GrandMaster flex3 ™)	29,160	33,349	(25,882)	36,627	270	(97,072)	(135,636)	(772)	(233,210)	(196,583)	844,527	647,944	22	(7,732)	(10,760)	(18,470)
Fidelity VIP Investment Grade Bond (GrandMaster ™)	79,994	138,829	(91,692)	127,131	33,288	(259,740)	(526,111)	(582)	(753,145)	(626,014)	2,339,984	1,713,970	2,768	(21,685)	(42,491)	(61,408)
Fidelity VIP Investment Grade Bond (IQ Advisor Standard ™)	18,840	(2,547)	6,793	23,086	—	(293,005)	7,293	1	(285,711)	(262,625)	557,311	294,686	—	(21,906)	449	(21,457)
Fidelity VIP Investment Grade Bond (IQ3 ™)	73,107	1,829	22,124	97,060	11,417	(242,775)	(73,669)	(1,438)	(306,465)	(209,405)	1,879,465	1,670,060	756	(16,439)	(4,736)	(20,419)
Fidelity VIP Investment Grade Bond (Pinnacle ™)	90,331	1,891	20,837	113,059	4,963	(237,865)	77,822	(538)	(155,618)	(42,559)	2,103,815	2,061,256	392	(18,339)	5,905	(12,042)
Fidelity VIP Investment Grade Bond (Pinnacle IV ™)	87,988	323,591	(227,875)	183,704	10,894	(899,422)	(2,184,718)	(744)	(3,073,990)	(2,890,286)	4,384,663	1,494,377	864	(70,662)	(167,283)	(237,081)
Fidelity VIP Investment Grade Bond (Pinnacle Plus ™)	24,211	34,981	(17,562)	41,630	4,290	(58,854)	(219,636)	(978)	(275,178)	(233,548)	791,328	557,780	343	(4,727)	(16,911)	(21,295)
Fidelity VIP Investment Grade Bond (Pinnacle V ™)	124,780	91,108	(54,376)	161,512	1,050,369	(170,514)	(471,174)	(10,529)	398,152	559,664	2,575,713	3,135,377	88,298	(15,376)	(38,556)	34,366
Fidelity VIP Mid Cap (AdvantEdge ™)	(6,119)	44,927	(96,389)	(57,581)	48,513	(61,225)	(194,371)	(997)	(208,080)	(265,661)	474,171	208,510	4,479	(5,643)	(20,047)	(21,211)
Fidelity VIP Mid Cap (AnnuiChoice II ™)	(6,533)	69,765	(145,452)	(82,220)	93,006	(38,210)	(12,112)	(942)	41,742	(40,478)	689,434	648,956	8,011	(3,146)	(1,117)	3,748
Fidelity VIP Mid Cap (AnnuiChoice ™)	(20,034)	82,371	(367,339)	(305,002)	5,683	(388,669)	(555,083)	(2,571)	(940,640)	(1,245,642)	2,880,242	1,634,600	240	(17,079)	(25,995)	(42,834)
Fidelity VIP Mid Cap (GrandMaster flex3 ™)	(12,459)	187,779	(287,575)	(112,255)	11,061	(193,711)	(108,311)	(961)	(291,922)	(404,177)	1,065,185	661,008	488	(9,399)	(5,696)	(14,607)
Fidelity VIP Mid Cap (Grandmaster ™)	(15,945)	255,827	(482,489)	(242,607)	58,704	(156,926)	(1,042,513)	(467)	(1,141,202)	(1,383,809)	1,770,730	386,921	3,200	(8,350)	(65,867)	(71,017)
Fidelity VIP Mid Cap (IQ Advisor Enhanced ™)	(91)	598	(1,884)	(1,377)	—	(5,379)	—	1	(5,378)	(6,755)	14,667	7,912	—	(295)	1	(294)
Fidelity VIP Mid Cap (IQ Advisor Standard ™)	(359)	43,490	(52,873)	(9,742)	—	(5,366)	(25,388)	2	(30,752)	(40,494)	220,096	179,602	—	(275)	(610)	(885)
Fidelity VIP Mid Cap (IQ Annuity ™)	(27,649)	485,736	(712,165)	(254,078)	32,114	(331,585)	276,857	(2,163)	(24,777)	(278,855)	2,681,054	2,402,199	1,381	(15,169)	16,052	2,264
Fidelity VIP Mid Cap (Pinnacle ™)	(10,808)	123,204	(219,948)	(107,552)	17,986	(135,217)	39,929	(470)	(77,772)	(185,324)	931,736	746,412	1,612	(12,622)	3,426	(7,584)
Fidelity VIP Mid Cap (Pinnacle IV ™)	(91,324)	1,147,182	(2,057,961)	(1,002,103)	12,419	(1,249,466)	(2,845,433)	(2,867)	(4,085,347)	(5,087,450)	8,910,152	3,822,702	546	(55,173)	(142,712)	(197,339)
Fidelity VIP Mid Cap (Pinnacle Plus ™)	(14,594)	3,897	(116,914)	(127,611)	5,280	(115,176)	(320,937)	(1,211)	(432,044)	(559,655)	1,154,917	595,262	235	(5,440)	(16,004)	(21,209)
Fidelity VIP Mid Cap (Pinnacle V ™)	(29,855)	293,077	(597,772)	(334,550)	506,236	(199,793)	(663,073)	(2,834)	(359,464)	(694,014)	2,298,292	1,604,278	48,663	(18,958)	(73,349)	(43,644)
Fidelity VIP Overseas (AdvantEdge ™)	54	(2,395)	(92,401)	(94,742)	172,041	(11,732)	37,384	(1,708)	195,985	101,243	368,621	469,864	21,421	(1,704)	5,327	25,044
Fidelity VIP Overseas (AnnuiChoice II ™)	890	25,677	(93,699)	(67,132)	47,140	(16,395)	16,577	(318)	47,004	(20,128)	314,478	294,350	4,987	(1,969)	1,680	4,698
Fidelity VIP Overseas (AnnuiChoice ™)	1,385	(9,043)	(81,888)	(89,546)	748	(75,448)	(63,626)	(644)	(138,970)	(228,516)	637,610	409,094	66	(6,319)	(5,350)	(11,603)

See accompanying notes.

* - 2011 inception date of division.

Separate Account I

of

Integrity Life Insurance Company

Statements of Changes in Net Assets (continued)

For the Year Ended December 31, 2011

	Inccrease (deccrease) in net assets from operations				Increase (decrease) in net assets from contract related transactions								Unit Transactions
Subaccount	Net investment income (loss)	Realized gain (loss)	Change in net unrealized appreciation (depreciation) during the period	Net increase (decrease) in net assets resulting from operations	Contributions from contract holders	Contract terminations and benefits	Net transfers among investment options	Contract maintenance charges	Net increase (decrease) in net assets from contract related transactions	Increase (decrease) in net assets	Net assets, beginning of period	Net assets, end of period	Units purchased	Units redeemed	Units transferred	Increase (decrease) in units
Non-Affiliated Service Class 2 (continued):
Fidelity VIP Overseas (GrandMaster flex3 ™)	$(1,392)	$59,370	$(102,619)	$(44,641)	$—	$(93,220)	$(68,803)	$(318)	$(162,341)	$(206,982)	$379,662	$172,680	—	(6,900)	(5,834)	(12,734)
Fidelity VIP Overseas (GrandMaster ™)	(1,690)	(153,799)	52,725	(102,764)	41,134	(151,847)	(166,826)	(161)	(277,700)	(380,464)	868,934	488,470	4,946	(18,815)	(19,451)	(33,320)
Fidelity VIP Overseas (IQ Advisor Enhanced ™)	23	(402)	(2,170)	(2,549)	—	(5,979)	—	1	(5,978)	(8,527)	17,062	8,535	—	(489)	(1)	(490)
Fidelity VIP Overseas (IQ Advisor Standard ™)	1,088	(31,847)	7,359	(23,400)	—	(66,631)	—	(1)	(66,632)	(90,032)	215,276	125,244	—	(4,557)	—	(4,557)
Fidelity VIP Overseas (IQ3 ™)	1,116	86,168	(164,992)	(77,708)	8,756	(61,700)	(21,995)	(458)	(75,397)	(153,105)	659,196	506,091	809	(5,279)	1,276	(3,194)
Fidelity VIP Overseas (Pinnacle ™)	(1,056)	(48,575)	(88,959)	(138,590)	1,716	(107,125)	(41,880)	(246)	(147,535)	(286,125)	842,379	556,254	125	(8,693)	(3,451)	(12,019)
Fidelity VIP Overseas (Pinnacle IV ™)	(1,240)	36,588	(196,747)	(161,399)	2,440	(173,625)	(68,104)	(617)	(239,906)	(401,305)	1,011,493	610,188	196	(13,554)	(6,464)	(19,822)
Fidelity VIP Overseas (Pinnacle Plus ™)	(182)	(20,449)	(16,287)	(36,918)	—	(23,152)	(18,032)	(226)	(41,410)	(78,328)	221,182	142,854	—	(1,719)	(1,094)	(2,813)
Fidelity VIP Overseas (Pinnacle V ™)	(365)	(43,109)	(95,773)	(139,247)	123,259	(39,631)	(41,524)	(1,339)	40,765	(98,482)	779,957	681,475	16,699	(5,448)	(3,987)	7,264
Non-Affiliated Class 1:
Franklin Growth and Income Securities (Pinnacle ™)	84,289	(132,676)	91,818	43,431	—	(436,653)	(27,920)	(2,680)	(467,253)	(423,822)	3,505,588	3,081,766	—	(32,365)	(2,081)	(34,446)
Franklin Income Securities (Pinnacle ™)	440,690	(38,077)	(245,639)	156,974	19,898	(1,556,121)	(146,726)	(3,442)	(1,686,391)	(1,529,417)	10,166,931	8,637,514	1,114	(85,199)	(8,194)	(92,279)
JPM IT Mid Cap Value (Pinnacle ™)	15	5,315	(4,412)	918	—	(12,642)	—	(121)	(12,763)	(11,845)	84,201	72,356	—	(776)	1	(775)
JPM IT Mid Cap Value (Pinnacle IV ™)	(607)	15,399	(10,833)	3,959	—	(28,807)	(4,201)	(339)	(33,347)	(29,388)	467,069	437,681	—	(1,772)	(254)	(2,026)
Van Kampen UIF Emerging Markets Debt (AnnuiChoice II ™)	280	(10)	175	445	—	—	—	(9)	(9)	436	7,686	8,122	—	(1)	—	(1)
Van Kampen UIF Emerging Markets Debt (AnnuiChoice ™)	3,647	1,496	1,035	6,178	—	(29,948)	(15,332)	(98)	(45,378)	(39,200)	118,980	79,780	—	(1,354)	(692)	(2,046)
Van Kampen UIF Emerging Markets Debt (GrandMaster flex3 ™)	2,271	866	612	3,749	—	(28,738)	—	(38)	(28,776)	(25,027)	75,039	50,012	—	(1,358)	—	(1,358)
Van Kampen UIF Emerging Markets Debt (IQ3 ™)	4,936	(1,498)	4,703	8,141	—	(22,741)	—	(108)	(22,849)	(14,708)	162,086	147,378	—	(1,086)	(1)	(1,087)
Van Kampen UIF Emerging Markets Debt (Pinnacle IV ™)	11,237	(4,103)	10,691	17,825	—	(75,048)	(1,445)	(129)	(76,622)	(58,797)	373,796	314,999	—	(3,212)	(61)	(3,273)
Van Kampen UIF U.S. Real Estate (AnnuiChoice II ™)	(249)	(3,013)	6,851	3,589	—	(1,198)	—	(111)	(1,309)	2,280	76,965	79,245	—	(138)	1	(137)
Van Kampen UIF U.S. Real Estate (AnnuiChoice ™)	(817)	15,121	8,394	22,698	—	(153,708)	(21,849)	(486)	(176,043)	(153,345)	466,042	312,697	—	(6,711)	(929)	(7,640)
Van Kampen UIF U.S. Real Estate (GrandMaster flex3 ™)	(954)	1,616	4,904	5,566	—	(9,111)	(13,128)	(158)	(22,397)	(16,831)	138,807	121,976	—	(428)	(602)	(1,030)
Van Kampen UIF U.S. Real Estate (IQ3 ™)	(2,745)	(33,238)	55,226	19,243	—	(25,829)	(2,112)	(272)	(28,213)	(8,970)	443,197	434,227	—	(1,204)	(105)	(1,309)
Van Kampen UIF U.S. Real Estate (Pinnacle IV ™)	(7,464)	(238,506)	300,863	54,893	—	(238,899)	(24,288)	(622)	(263,809)	(208,916)	1,258,546	1,049,630	—	(9,918)	(1,010)	(10,928)
Non-Affiliated Class 2:
Franklin Foreign Securities (IQ Annuity ™)	1,783	(51,486)	(14,295)	(63,998)	1,325	(94,834)	9,605	(571)	(84,475)	(148,473)	617,331	468,858	74	(5,313)	616	(4,623)
Franklin Growth and Income Securities (AdvantEdge ™)	758	399	(809)	348	—	—	46,125	(110)	46,015	46,363	36,995	83,358	—	(12)	4,788	4,776
Franklin Growth and Income Securities (AnnuiChoice II ™)	4,475	1,222	(5,291)	406	57,648	(260)	(3,652)	(236)	53,500	53,906	132,327	186,233	5,880	(52)	(422)	5,406
Franklin Growth and Income Securities (AnnuiChoice ™)	37,189	(130,820)	112,596	18,965	640	(121,939)	21,716	(1,409)	(100,992)	(82,027)	1,480,560	1,398,533	46	(9,043)	1,528	(7,469)
Franklin Growth and Income Securities (GrandMaster flex3 ™)	13,936	(76,567)	67,036	4,405	174	(92,991)	(40,231)	(555)	(133,603)	(129,198)	708,900	579,702	13	(7,206)	(3,147)	(10,340)
Franklin Growth and Income Securities (Grandmaster ™)	14,985	(133,087)	115,723	(2,379)	—	(99,330)	(5,032)	(251)	(104,613)	(106,992)	651,343	544,351	—	(7,773)	(776)	(8,549)
Franklin Growth and Income Securities (IQ Annuity ™)	43,260	(213,796)	198,448	27,912	42,329	(318,714)	(174,293)	(1,299)	(451,977)	(424,065)	2,174,356	1,750,291	3,322	(24,205)	(12,825)	(33,708)
Franklin Growth and Income Securities (Pinnacle ™)	20,921	(93,755)	82,410	9,576	18,943	(113,739)	(9,894)	(487)	(105,177)	(95,601)	990,925	895,324	2,204	(13,725)	(1,156)	(12,677)
Franklin Growth and Income Securities (Pinnacle IV ™)	51,224	(470,371)	439,936	20,789	18,256	(634,072)	(81,428)	(1,267)	(698,511)	(677,722)	2,581,528	1,903,806	1,349	(48,529)	(6,065)	(53,245)
Franklin Growth and Income Securities (Pinnacle Plus ™)	3,777	(61,857)	47,051	(11,029)	—	(48,903)	532,225	(546)	482,776	471,747	432,773	904,520	—	(4,000)	41,429	37,429
Franklin Growth and Income Securities (Pinnacle V ™)	10,841	11,617	(17,596)	4,862	125,055	(25,937)	29,795	(1,881)	127,032	131,894	507,035	638,929	15,866	(3,550)	3,489	15,805
Franklin Income Securities (AdvantEdge ™)	16,838	318	(5,743)	11,413	171,319	(16,394)	72,567	(229)	227,263	238,676	201,133	439,809	15,769	(1,513)	7,794	22,050
Franklin Income Securities (AnnuiChoice II ™)	45,777	(13,522)	(21,445)	10,810	65,100	(25,193)	1,791	(1,053)	40,645	51,455	953,613	1,005,068	5,590	(2,607)	498	3,481
Franklin Income Securities (AnnuiChoice ™)	126,817	(211,125)	146,925	62,617	1,812	(426,119)	98,048	(3,259)	(329,518)	(266,901)	2,873,358	2,606,457	99	(23,537)	6,623	(16,815)
Franklin Income Securities (GrandMaster flex3 ™)	127,185	(127,706)	37,546	37,025	6,023	(331,725)	8,420	(1,756)	(319,038)	(282,013)	3,149,195	2,867,182	265	(19,024)	1,013	(17,746)
Franklin Income Securities (Grandmaster ™)	109,464	361,813	(362,803)	108,474	15,370	(354,251)	111,185	(1,083)	(228,779)	(120,305)	2,867,207	2,746,902	875	(19,855)	10,521	(8,459)
Franklin Income Securities (IQ Advisor Enhanced ™)	569	(203)	(190)	176	—	(4,459)	—	(1)	(4,460)	(4,284)	11,259	6,975	—	(309)	—	(309)
Franklin Income Securities (IQ Advisor Standard ™)	5,124	24	(3,409)	1,739	—	—	—	—	—	1,739	98,105	99,844	—	—	—	—
Franklin Income Securities (IQ Annuity ™)	138,715	(144,406)	48,349	42,658	28,282	(575,396)	(74,329)	(2,382)	(623,825)	(581,167)	3,319,008	2,737,841	1,591	(32,772)	(3,797)	(34,978)
Franklin Income Securities (Pinnacle IV ™)	321,788	149,107	(207,571)	263,324	32,325	(1,145,863)	237,808	(1,982)	(877,712)	(614,388)	8,278,458	7,664,070	1,789	(64,597)	23,363	(39,445)
Franklin Income Securities (Pinnacle Plus Reduced M&E ™)	120	126	(86)	160	—	(6,299)	—	(12)	(6,311)	(6,151)	6,152	1	—	—	(599)	(599)
Franklin Income Securities (Pinnacle Plus ™)	69,812	(105,003)	62,365	27,174	374	(177,068)	93,743	(1,881)	(84,832)	(57,658)	1,786,048	1,728,390	24	(11,910)	7,315	(4,571)
Franklin Income Securities (Pinnacle V ™)	121,460	164,794	(139,079)	147,175	501,504	(252,807)	954,510	(1,421)	1,201,786	1,348,961	2,646,552	3,995,513	49,422	(25,639)	110,456	134,239
Franklin Large Cap Growth Securities (AdvantEdge ™)	(6,964)	6,744	(25,478)	(25,698)	519,035	(9,783)	(18,160)	(2,398)	488,694	462,996	431,073	894,069	53,326	(1,312)	(1,586)	50,428
Franklin Large Cap Growth Securities (AnnuiChoice II ™)	(1,905)	1,481	(13,783)	(14,207)	76,007	(18,264)	10,897	(1,541)	67,099	52,892	350,345	403,237	7,002	(1,964)	1,099	6,137
Franklin Large Cap Growth Securities (AnnuiChoice ™)	(468)	29,087	(42,035)	(13,416)	4,127	(111,776)	(6,851)	(244)	(114,744)	(128,160)	289,081	160,921	304	(8,993)	(463)	(9,152)
Franklin Large Cap Growth Securities (GrandMaster flex3 ™)	(1,094)	(11,677)	12,195	(576)	—	(60,814)	13,632	(161)	(47,343)	(47,919)	141,869	93,950	—	(4,688)	1,218	(3,470)
Franklin Large Cap Growth Securities (Grandmaster ™)	(273)	(2,136)	2,405	(4)	—	(13,493)	(19,488)	(10)	(32,991)	(32,995)	63,719	30,724	—	(1,020)	(1,416)	(2,436)
Franklin Large Cap Growth Securities (IQ Advisor Standard ™)	7	22	(278)	(249)	—	—	—	—	—	(249)	11,911	11,662	—	—	—	—
Franklin Large Cap Growth Securities (IQ Annuity ™)	(1,074)	17,799	(20,629)	(3,904)	—	(54,007)	(1,876)	(195)	(56,078)	(59,982)	183,800	123,818	—	(4,148)	(156)	(4,304)
Franklin Large Cap Growth Securities (Pinnacle ™)	(593)	(7,337)	6,616	(1,314)	—	(50,122)	(15)	(51)	(50,188)	(51,502)	117,898	66,396	—	(3,756)	(6)	(3,762)

See accompanying notes.

* - 2011 inception date of division.

Separate Account I

of

Integrity Life Insurance Company

Statements of Changes in Net Assets (continued)

For the Year Ended December 31, 2011

	Inccrease (deccrease) in net assets from operations				Increase (decrease) in net assets from contract related transactions								Unit Transactions
Subaccount	Net investment income (loss)	Realized gain (loss)	Change in net unrealized appreciation (depreciation) during the period	Net increase (decrease) in net assets resulting from operations	Contributions from contract holders	Contract terminations and benefits	Net transfers among investment options	Contract maintenance charges	Net increase (decrease) in net assets from contract related transactions	Increase (decrease) in net assets	Net assets, beginning of period	Net assets, end of period	Units purchased	Units redeemed	Units transferred	Increase (decrease) in units
Non-Affiliated Class 2: (continued):
Franklin Large Cap Growth Securities (Pinnacle IV ™)	$(4,434)	$75,066	$(77,901)	$(7,269)	$3,149	$(249,535)	$(146,940)	$(224)	$(393,550)	$(400,819)	$827,936	$427,117	237	(18,815)	(11,102)	(29,680)
Franklin Large Cap Growth Securities (Pinnacle Plus ™)	(3,270)	49,323	(50,293)	(4,240)	—	(10,241)	(206,921)	(502)	(217,664)	(221,904)	471,202	249,298	—	(907)	(17,235)	(18,142)
Franklin Large Cap Growth Securities (Pinnacle V ™)	(6,192)	22,087	(41,174)	(25,279)	271,446	(46,073)	(3,808)	(2,561)	219,004	193,725	639,029	832,754	31,448	(5,561)	(523)	25,364
Franklin Mutual Shares Securities (AdvantEdge ™)	17,089	18,265	(73,900)	(38,546)	764,494	(71,974)	53,047	(5,673)	739,894	701,348	995,438	1,696,786	84,595	(8,480)	6,695	82,810
Franklin Mutual Shares Securities (AnnuiChoice II ™)	13,853	(11,521)	(26,157)	(23,825)	97,243	(31,114)	17,952	(2,200)	81,881	58,056	1,043,438	1,101,494	10,213	(3,554)	2,117	8,776
Franklin Mutual Shares Securities (AnnuiChoice ™)	15,028	(99,503)	74,602	(9,873)	5,353	(289,622)	164,784	(1,362)	(120,847)	(130,720)	1,190,304	1,059,584	345	(19,141)	11,657	(7,139)
Franklin Mutual Shares Securities (GrandMaster flex3 ™)	9,710	(99,121)	59,569	(29,842)	31,526	(285,389)	(173,686)	(891)	(428,440)	(458,282)	1,780,598	1,322,316	2,031	(19,683)	(11,396)	(29,048)
Franklin Mutual Shares Securities (IQ Advisor Standard ™)	8,740	(60,464)	38,440	(13,284)	—	(4,400)	(188,749)	(1)	(193,150)	(206,434)	479,382	272,948	—	(343)	(15,451)	(15,794)
Franklin Mutual Shares Securities (IQ Annuity ™)	6,403	(78,758)	57,757	(14,598)	27,700	(160,970)	(73,021)	(1,061)	(207,352)	(221,950)	934,598	712,648	1,864	(11,235)	(4,504)	(13,875)
Franklin Mutual Shares Securities (Pinnacle ™)	12,852	(91,242)	49,849	(28,541)	310	(221,345)	(32,070)	(434)	(253,539)	(282,080)	1,505,314	1,223,234	21	(14,859)	(2,196)	(17,034)
Franklin Mutual Shares Securities (Pinnacle IV ™)	40,445	(169,512)	176,216	47,149	2,066	(435,411)	1,855,279	(844)	1,421,090	1,468,239	2,561,383	4,029,622	137	(29,682)	136,418	106,873
Franklin Mutual Shares Securities (Pinnacle Plus ™)	6,498	(63,756)	43,801	(13,457)	—	(84,396)	80,146	(1,497)	(5,747)	(19,204)	962,165	942,961	—	(6,469)	6,984	515
Franklin Mutual Shares Securities (Pinnacle V ™)	29,005	60,479	(123,488)	(34,004)	821,411	(160,045)	1,077,814	(5,437)	1,733,743	1,699,739	1,535,786	3,235,525	102,299	(21,039)	143,718	224,978
Franklin Mutual Shares Securities(Grandmaster ™)	17,431	44,704	(47,792)	14,343	2,250	(111,008)	841,409	(372)	732,279	746,622	771,067	1,517,689	154	(7,758)	60,498	52,894
Franklin Small Cap Value Securities (AdvantEdge ™)	(918)	15,825	(14,986)	(79)	24,786	(3,340)	(221,112)	(127)	(199,793)	(199,872)	273,341	73,469	2,444	(317)	(19,843)	(17,716)
Franklin Small Cap Value Securities (Annuichoice II ™)	(810)	15,757	(28,463)	(13,516)	62,992	(3,965)	(48,488)	(306)	10,233	(3,283)	139,970	136,687	6,479	(475)	(5,613)	391
Franklin Small Cap Value Securities (Annuichoice ™)	(464)	8,416	(11,381)	(3,429)	255	(6,621)	(22,602)	(115)	(29,083)	(32,512)	140,960	108,448	26	(705)	(2,153)	(2,832)
Franklin Small Cap Value Securities (IQ Advisor Standard ™)	(102)	10,665	(7,690)	2,873	—	(48,968)	—	—	(48,968)	(46,095)	46,094	(1)	—	(4,739)	—	(4,739)
Franklin Small Cap Value Securities (Pinnacle Plus Reduced M&E ™)	(3)	304	(358)	(57)	—	(3,009)	—	(7)	(3,016)	(3,073)	3,073	—	—	(272)	—	(272)
Franklin Small Cap Value Securities (Grandmaster ™)	(783)	491	(7,070)	(7,362)	—	(1,878)	1,476	(11)	(413)	(7,775)	133,459	125,684	—	(202)	87	(115)
Franklin Small Cap Value Securities (Grandmaster flex3 ™)	(809)	4,154	(10,912)	(7,567)	—	(2,487)	29,878	(39)	27,352	19,785	72,785	92,570	—	(294)	2,948	2,654
Franklin Small Cap Value Securities (IQ Annuuity ™)	(632)	(131)	(4,383)	(5,146)	1,363	(4,063)	6,055	(73)	3,282	(1,864)	84,984	83,120	162	(498)	617	281
Franklin Small Cap Value Securities (Pinnacle Plus ™)	(1,894)	(4,724)	(3,381)	(9,999)	11	(16,903)	4,319	(337)	(12,910)	(22,909)	176,658	153,749	1	(2,025)	506	(1,518)
Franklin Small Cap Value Securities Fund (Pinnacle ™)	(688)	3,766	(3,123)	(45)	12	(6,176)	60,867	(45)	54,658	54,613	79,381	133,994	1	(713)	7,240	6,528
Franklin Small Cap Value Securities Fund (Pinnacle IV ™)	(2,507)	51,754	(52,502)	(3,255)	75	(21,598)	(141,107)	(94)	(162,724)	(165,979)	263,086	97,107	8	(2,497)	(14,563)	(17,052)
Franklin Small Cap Value Securities Fund (Pinnacle V ™)	(2,015)	6,009	(13,155)	(9,161)	133,613	(34,399)	(16,795)	(340)	82,079	72,918	224,994	297,912	15,110	(3,841)	(1,722)	9,547
Invesco Van Kampen VI Capital Growth (AdvantEdge ™)	(293)	273	(1,398)	(1,418)	—	(193)	156	(62)	(99)	(1,517)	18,402	16,885	—	(23)	17	(6)
Invesco Van Kampen VI Capital Growth (AnnuiChoice II ™)	(683)	106	(3,845)	(4,422)	—	—	—	(51)	(51)	(4,473)	59,269	54,796	—	(4)	—	(4)
Invesco Van Kampen VI Capital Growth (AnnuiChoice ™)	(277)	1,667	(3,042)	(1,652)	1,115	(8,037)	(1,557)	(67)	(8,546)	(10,198)	31,473	21,275	68	(513)	(106)	(551)
Invesco Van Kampen VI Capital Growth (GrandMaster flex3 ™)	(739)	282	(3,274)	(3,731)	—	—	—	(3)	(3)	(3,734)	47,602	43,868	—	—	—	—
Invesco Van Kampen VI Capital Growth (Grandmaster ™)	(440)	6,544	(2,116)	3,988	—	—	(64,991)	(3)	(64,994)	(61,006)	63,438	2,432	—	—	(4,044)	(4,044)
Invesco Van Kampen VI Capital Growth (IQ Annuity ™)	(3,922)	31,989	(49,926)	(21,859)	—	(35,287)	7,278	(195)	(28,204)	(50,063)	288,521	238,458	—	(2,403)	388	(2,015)
Invesco Van Kampen VI Capital Growth (Pinnacle Plus ™)	(921)	7,540	(9,890)	(3,271)	—	(2,251)	(5,540)	(51)	(7,842)	(11,113)	54,049	42,936	—	(174)	(394)	(568)
Invesco Van Kampen VI Comstock (AdvantEdge ™)	(1,291)	17,180	(37,962)	(22,073)	66,105	(23,738)	5,805	(191)	47,981	25,908	430,909	456,817	6,873	(2,556)	212	4,529
Invesco Van Kampen VI Comstock (AnnuiChoice II ™)	275	3,521	(12,949)	(9,153)	42,942	(1,101)	8,736	(752)	49,825	40,672	261,044	301,716	4,442	(195)	1,028	5,275
Invesco Van Kampen VI Comstock (AnnuiChoice ™)	1,106	(12,707)	3,305	(8,296)	300	(24,938)	(5,451)	(342)	(30,431)	(38,727)	281,055	242,328	19	(1,673)	(394)	(2,048)
Invesco Van Kampen VI Comstock (GrandMaster flex3 ™)	(198)	36,268	(46,724)	(10,654)	150	(53,619)	(24,312)	(220)	(78,001)	(88,655)	167,191	78,536	11	(3,919)	(2,007)	(5,915)
Invesco Van Kampen VI Comstock (Grandmaster ™)	(373)	(1,449)	(6,495)	(8,317)	—	(8,255)	74,899	(43)	66,601	58,284	128,415	186,699	—	(567)	4,974	4,407
Invesco Van Kampen VI Comstock (IQ Advisor Standard ™)	404	(1,213)	(3,470)	(4,279)	—	(913)	(26,738)	—	(27,651)	(31,930)	48,962	17,032	—	(73)	(2,450)	(2,523)
Invesco Van Kampen VI Comstock (IQ Annuity ™)	(460)	(9,658)	(1,025)	(11,143)	480	(27,523)	11,285	(151)	(15,909)	(27,052)	382,753	355,701	33	(1,905)	909	(963)
Invesco Van Kampen VI Comstock (Pinnacle Plus ™)	(474)	10,051	(22,795)	(13,218)	—	(19,833)	81,540	(216)	61,491	48,273	177,738	226,011	—	(1,824)	6,127	4,303
Invesco Van Kampen VI Mid Cap Value (AdvantEdge ™)	(3,764)	31,113	(19,954)	7,395	—	(11,467)	(220,569)	(346)	(232,382)	(224,987)	288,476	63,489	—	(1,125)	(21,249)	(22,374)
Invesco Van Kampen VI Mid Cap Value (AnnuiChoice II ™)	(763)	10,143	(8,914)	466	—	(16,929)	(2,409)	(499)	(19,837)	(19,371)	157,607	138,236	—	(1,661)	(202)	(1,863)
Invesco Van Kampen VI Mid Cap Value (AnnuiChoice ™)	(104)	2,208	(1,724)	380	—	(7,645)	(314)	(11)	(7,970)	(7,590)	29,628	22,038	—	(716)	(25)	(741)
Invesco Van Kampen VI Mid Cap Value (Grandmaster flex3 ™)	(172)	2,216	(249)	1,795	—	(2,650)	(24,890)	(5)	(27,545)	(25,750)	27,580	1,830	—	(246)	(2,317)	(2,563)
Invesco Van Kampen VI Mid Cap Value (Grandmaster ™)	(322)	2,210	(2,265)	(377)	—	(5,158)	(162)	(10)	(5,330)	(5,707)	44,792	39,085	—	(530)	(15)	(545)
Invesco Van Kampen VI Mid Cap Value (IQ Annuity ™)	(526)	20,609	(15,666)	4,417	—	(13,288)	(48,979)	(56)	(62,323)	(57,906)	94,901	36,995	—	(1,292)	(4,437)	(5,729)
Invesco Van Kampen VI Mid Cap Value (Pinnacle Plus ™)	(105)	332	(683)	(456)	—	(1,256)	7,465	(27)	6,182	5,726	4,055	9,781	—	(130)	711	581
Invesco Van Kampen VI Capital Growth (Pinnacle ™)	(829)	4,632	(7,928)	(4,125)	—	(11,246)	—	(23)	(11,269)	(15,394)	68,046	52,652	—	(734)	1	(733)
Invesco Van Kampen VI Capital Growth (Pinnacle IV ™)	(3,700)	8,261	(25,109)	(20,548)	—	(17,575)	31,596	(97)	13,924	(6,624)	238,399	231,775	—	(1,135)	1,995	860
Invesco Van Kampen VI Capital Growth (Pinnacle V ™)	(3,224)	16,151	(27,740)	(14,813)	59,343	(1,695)	(17,711)	(352)	39,585	24,772	197,086	221,858	5,850	(202)	(1,418)	4,230
Invesco Van Kampen VI Comstock (Pinnacle ™)	161	(11,753)	6,923	(4,669)	240	(42,103)	(856)	(145)	(42,864)	(47,533)	232,022	184,489	17	(2,818)	18	(2,783)
Invesco Van Kampen VI Comstock (Pinnacle IV ™)	(87)	(56,801)	31,027	(25,861)	12,145	(127,229)	78,218	(301)	(37,167)	(63,028)	450,670	387,642	780	(8,907)	4,781	(3,346)
Invesco Van Kampen VI Comstock (Pinnacle V ™)	(891)	9,686	(24,222)	(15,427)	213,004	(10,965)	26,767	(1,900)	226,906	211,479	280,366	491,845	26,322	(1,588)	3,552	28,286
Invesco Van Kampen VI International Growth Class II (Pinnacle ™)	(28)	(4)	(435)	(467)	—	—	3,544	—	3,544	3,077	—	3,077	—	—	366	366
Invesco Van Kampen VI International Growth Class II (Pinnacle V ™)	(78)	(25)	168	65	16,532	(93)	4,707	—	21,146	21,211	—	21,211	1,973	(11)	560	2,522

See accompanying notes.

* - 2011 inception date of division.

Separate Account I

of

Integrity Life Insurance Company

Statements of Changes in Net Assets (continued)

For the Year Ended December 31, 2011

	Inccrease (deccrease) in net assets from operations				Increase (decrease) in net assets from contract related transactions								Unit Transactions
Subaccount	Net investment income (loss)	Realized gain (loss)	Change in net unrealized appreciation (depreciation) during the period	Net increase (decrease) in net assets resulting from operations	Contributions from contract holders	Contract terminations and benefits	Net transfers among investment options	Contract maintenance charges	Net increase (decrease) in net assets from contract related transactions	Increase (decrease) in net assets	Net assets, beginning of period	Net assets, end of period	Units purchased	Units redeemed	Units transferred	Increase (decrease) in units
Non-Affiliated Class 2: (continued):
Invesco Van Kampen VI International Growth II (Annuichoice™)	$(14)	$—	$(311)	$(325)	$—	$—	$9,435	$—	$9,435	$9,110	$—	$9,110	—	—	1,079	1,079
Invesco Van Kampen VI International Growth II (Grandmaster flex3 ™)	(61)	(52)	(785)	(898)	—	(485)	7,156	(1)	6,670	5,772	—	5,772	—	(55)	741	686
Invesco Van Kampen VI Mid Cap Value (Pinnacle V ™)	(4,800)	20,422	(4,950)	10,672	361,184	(32,412)	3,715	(3,675)	328,812	339,484	486,708	826,192	37,330	(3,685)	780	34,425
Invesco Van Kampen VI Mid Cap Value (Pinnacle ™) (Feb 11)*	(4)	—	1	(3)	—	—	—	(2)	(2)	(5)	570	565	—	—	—	—
Invesco Van Kampen VI Mid Cap Value (Pinnacle IV ™)	(3,034)	11,068	(16,718)	(8,684)	1,650	(10,120)	86,521	(86)	77,965	69,281	167,170	236,451	162	(1,008)	7,878	7,032
Templeton Foreign Securities (Pinnacle ™)	3,598	(92,847)	1,585	(87,664)	240	(168,922)	13,026	(471)	(156,127)	(243,791)	897,719	653,928	13	(8,977)	546	(8,418)
Templeton Foreign Securities (Pinnacle IV ™)	4,933	(239,480)	63,767	(170,780)	2,871	(483,383)	(47,728)	(632)	(528,872)	(699,652)	2,018,998	1,319,346	154	(26,262)	(2,235)	(28,343)
Templeton Foreign Securities (Pinnacle V ™)	1,552	15,028	(133,235)	(116,655)	235,299	(38,404)	(26,832)	(2,251)	167,812	51,157	815,844	867,001	27,497	(4,641)	(3,725)	19,131
Templeton Foreign Securities Fund (AnnuiChoice II ™)	2,602	16,991	(80,179)	(60,586)	79,658	(20,001)	19,450	(702)	78,405	17,819	393,303	411,122	7,336	(2,046)	1,444	6,734
Templeton Foreign Securities Fund (AnnuiChoice ™)	5,496	6,924	(96,517)	(84,097)	99	(171,093)	(67,477)	(622)	(239,093)	(323,190)	896,609	573,419	5	(8,951)	(4,091)	(13,037)
Templeton Foriegn Securities Fund (AdvantEdge ™)	(315)	4,583	(76,757)	(72,489)	292,249	(5,649)	15,649	(2,054)	300,195	227,706	376,903	604,609	32,017	(875)	2,081	33,223
Templeton Foriegn Securities Fund (GrandMaster flex3 ™)	1,473	(68,129)	13,910	(52,746)	8,133	(84,709)	(170,152)	(364)	(247,092)	(299,838)	604,780	304,942	412	(4,847)	(9,726)	(14,161)
Templeton Foriegn Securities Fund (Grandmaster ™)	1,495	37,352	(86,121)	(47,274)	—	(30,273)	(11,656)	(161)	(42,090)	(89,364)	386,552	297,188	—	(1,626)	(1,043)	(2,669)
Templeton Foriegn Securities Fund (IQ Advisor Standard ™)	348	(440)	(3,405)	(3,497)	—	(989)	—	—	(989)	(4,486)	32,162	27,676	—	(66)	—	(66)
Templeton Foriegn Securities Fund (Pinnacle Plus Reduced M&E ™)	5	24	(6)	23	—	(1,695)	—	(4)	(1,699)	(1,676)	1,676	—	—	—	(164)	(164)
Templeton Foriegn Securities Fund (Pinnacle Plus ™)	892	(13,722)	(52,176)	(65,006)	6,600	(38,957)	(28,516)	(837)	(61,710)	(126,716)	628,724	502,008	373	(2,464)	(1,300)	(3,391)
Templeton Growth Securities (AdvantEdge ™)	(343)	(47)	(7,524)	(7,914)	14,780	—	3,930	(412)	18,298	10,384	96,626	107,010	1,843	(48)	558	2,353
Templeton Growth Securities (AnnuiChoice II ™)	691	(30,801)	11,406	(18,704)	5,517	(787)	(57,767)	(625)	(53,662)	(72,366)	234,873	162,507	654	(176)	(7,129)	(6,651)
Templeton Growth Securities (AnnuiChoice ™)	1,345	(17,460)	(10,497)	(26,612)	514	(7,523)	(64,079)	(491)	(71,579)	(98,191)	374,103	275,912	34	(560)	(4,480)	(5,006)
Templeton Growth Securities (GrandMaster flex3 ™)	(1,299)	(124,298)	64,370	(61,227)	932	(82,639)	(155,585)	(466)	(237,758)	(298,985)	794,623	495,638	66	(5,728)	(12,140)	(17,802)
Templeton Growth Securities (Grandmaster ™)	(98)	(11,728)	(14,755)	(26,581)	—	(12,862)	(6,125)	(136)	(19,123)	(45,704)	346,052	300,348	—	(899)	(399)	(1,298)
Templeton Growth Securities (IQ Advisor Standard ™)	1,727	22,368	(34,352)	(10,257)	—	—	(181,556)	—	(181,556)	(191,813)	191,814	1	—	—	(16,005)	(16,005)
Templeton Growth Securities (IQ Annuity ™)	(550)	(48,762)	3,851	(45,461)	3,823	(106,132)	(10,361)	(542)	(113,212)	(158,673)	725,022	566,349	274	(7,974)	227	(7,473)
Templeton Growth Securities (Pinnacle ™)	175	(46,641)	(24,871)	(71,337)	240	(132,421)	(14,320)	(348)	(146,849)	(218,186)	1,039,850	821,664	17	(9,172)	(833)	(9,988)
Templeton Growth Securities (Pinnacle IV ™)	(1,969)	220,877	(267,674)	(48,766)	285	(459,882)	(98,158)	(432)	(558,187)	(606,953)	1,293,863	686,910	20	(31,098)	(6,865)	(37,943)
Templeton Growth Securities (Pinnacle Plus ™)	(1,568)	(37,307)	2,189	(36,686)	—	(37,952)	(26,145)	(653)	(64,750)	(101,436)	501,308	399,872	—	(3,012)	(1,880)	(4,892)
Templeton Growth Securities (Pinnacle V ™)	(1,755)	14,197	(58,762)	(46,320)	138,157	(112,191)	19,878	(765)	45,079	(1,241)	680,806	679,565	20,105	(14,929)	3,107	8,283
Van Kampen UIF Emerging Markets Debt (AdvantEdge ™)	7,156	1,007	1,960	10,123	142,299	—	30,779	(739)	172,339	182,462	167,793	350,255	11,740	(63)	2,542	14,219
Van Kampen UIF Emerging Markets Debt (AnnuiChoice II ™)	9,766	5,811	(749)	14,828	47,585	(43,594)	2,246	(374)	5,863	20,691	236,646	257,337	3,974	(3,585)	189	578
Van Kampen UIF Emerging Markets Debt (AnnuiChoice ™)	6,077	27,256	(22,650)	10,683	1,200	(50,968)	(57,127)	(182)	(107,077)	(96,394)	254,668	158,274	99	(4,216)	(4,630)	(8,747)
Van Kampen UIF Emerging Markets Debt (GrandMaste flex3 ™)	9,581	7,826	(1,169)	16,238	—	(109,021)	119,079	(343)	9,715	25,953	240,471	266,424	—	(9,102)	10,181	1,079
Van Kampen UIF Emerging Markets Debt (Grandmaster ™)	5,652	10,965	(5,854)	10,763	—	(12,140)	(23,391)	(75)	(35,606)	(24,843)	191,007	166,164	—	(594)	(1,078)	(1,672)
Van Kampen UIF Emerging Markets Debt (IQ Advisor Standard ™)	412	8	193	613	—	—	—	—	—	613	9,817	10,430	—	—	—	—
Van Kampen UIF Emerging Markets Debt (IQ Annuity ™)	8,632	13,875	(6,741)	15,766	7,767	(21,989)	(64,715)	(274)	(79,211)	(63,445)	335,538	272,093	376	(1,091)	(3,179)	(3,894)
Van Kampen UIF Emerging Markets Debt (Pinnacle IV ™)	23,725	49,333	(35,423)	37,635	2,680	(328,871)	128,470	(166)	(197,887)	(160,252)	787,583	627,331	221	(27,474)	10,997	(16,256)
Van Kampen UIF Emerging Markets Debt (Pinnacle Plus ™)	10,582	(1,463)	6,136	15,255	—	(11,507)	(40,640)	(480)	(52,627)	(37,372)	306,726	269,354	—	(678)	(2,259)	(2,937)
Van Kampen UIF Emerging Markets Debt (Pinnacle V ™)	13,473	15,429	(7,099)	21,803	46,648	(35,005)	(6,894)	(882)	3,867	25,670	407,239	432,909	3,870	(2,999)	(517)	354
Van Kampen UIF Emerging Markets Equity (AdvantEdge ™)	(3,987)	21,059	(85,667)	(68,595)	102,150	(195)	(39,483)	(863)	61,609	(6,986)	333,678	326,692	12,210	(128)	(4,161)	7,921
Van Kampen UIF Emerging Markets Equity (AnnuiChoice II ™)	(3,081)	57,801	(137,081)	(82,361)	104,734	(22,946)	(71,366)	(554)	9,868	(72,493)	413,287	340,794	7,711	(1,844)	(5,272)	595
Van Kampen UIF Emerging Markets Equity (AnnuiChoice ™)	(2,520)	57,266	(134,147)	(79,401)	1,365	(55,154)	(48,310)	(391)	(102,490)	(181,891)	503,598	321,707	37	(1,589)	(1,291)	(2,843)
Van Kampen UIF Emerging Markets Equity (GrandMaster flex3 ™)	(5,367)	89,434	(170,622)	(86,555)	5,907	(56,700)	75,350	(392)	24,165	(62,390)	468,217	405,827	162	(1,743)	2,587	1,006
Van Kampen UIF Emerging Markets Equity (Grandmaster ™)	(3,441)	34,038	(99,846)	(69,249)	193	(28,477)	(94,160)	(117)	(122,561)	(191,810)	461,262	269,452	5	(851)	(2,659)	(3,505)
Van Kampen UIF Emerging Markets Equity (IQ Advisor Standard ™)	(236)	804	(4,810)	(4,242)	—	(1,959)	(23,118)	—	(25,077)	(29,319)	90,340	61,021	—	(79)	(507)	(586)
Van Kampen UIF Emerging Markets Equity (IQ Annuity ™)	(5,817)	37,859	(143,033)	(110,991)	4,323	(19,116)	(47,726)	(622)	(63,141)	(174,132)	607,632	433,500	131	(619)	(1,446)	(1,934)
Van Kampen UIF Emerging Markets Equity (Pinnacle ™)	(6,930)	84,747	(224,715)	(146,898)	—	(104,508)	(85,204)	(425)	(190,137)	(337,035)	906,121	569,086	—	(3,117)	(2,409)	(5,526)
Van Kampen UIF Emerging Markets Equity (Pinnacle IV ™)	(17,219)	259,639	(542,847)	(300,427)	1,178	(428,858)	(166,662)	(1,266)	(595,608)	(896,035)	2,022,354	1,126,319	34	(12,880)	(4,501)	(17,347)
Van Kampen UIF Emerging Markets Equity (Pinnacle Plus ™)	(4,633)	48,751	(108,426)	(64,308)	—	(10,333)	(134,319)	(509)	(145,161)	(209,469)	475,195	265,726	—	(381)	(4,276)	(4,657)
Van Kampen UIF Emerging Markets Equity (Pinnacle Plus Reduced M&E ™)	(5)	(91)	8	(88)	—	(1,511)	—	(4)	(1,515)	(1,603)	1,602	(1)	—	—	(156)	(156)
Van Kampen UIF Emerging Markets Equity (Pinnacle V ™)	(12,090)	73,776	(272,600)	(210,914)	209,777	(35,309)	(74,309)	(2,337)	97,822	(113,092)	1,064,479	951,387	22,423	(3,871)	(7,237)	11,315
Van Kampen UIF U. S. Real Estate (Pinnacle Plus ™)	(4,609)	6,009	12,694	14,094	3,300	(24,873)	(1,897)	(420)	(23,890)	(9,796)	389,677	379,881	161	(1,411)	(10)	(1,260)
Van Kampen UIF U. S. Real Estate (Pinnacle Plus Reduced M&E ™)	(2)	42	(12)	28	—	(890)	—	(1)	(891)	(863)	864	1	—	—	(83)	(83)
Van Kampen UIF U.S. Real Estate (AdvantEdge ™)	(2,283)	5,208	7,809	10,734	77,666	(1,300)	(11,228)	(647)	64,491	75,225	174,547	249,772	7,706	(204)	(881)	6,621
Van Kampen UIF U.S. Real Estate (AnnuiChoice II ™)	(1,783)	2,268	10,591	11,076	44,752	(16,972)	(9,403)	(429)	17,948	29,024	258,499	287,523	5,702	(2,204)	(1,313)	2,185
Van Kampen UIF U.S. Real Estate (AnnuiChoice ™)	(2,158)	25,220	457	23,519	744	(46,693)	(73,282)	(457)	(119,688)	(96,169)	482,827	386,658	93	(5,825)	(8,924)	(14,656)
Van Kampen UIF U.S. Real Estate (Grandmaster flex3 ™)	(1,476)	26,251	(21,807)	2,968	—	(16,222)	14,239	(99)	(2,082)	886	130,244	131,130	—	(2,181)	1,626	(555)
Van Kampen UIF U.S. Real Estate (Grandmaster ™)	(2,101)	6,378	8,850	13,127	352	(3,805)	(39,099)	(111)	(42,663)	(29,536)	257,747	228,211	14	(170)	(1,576)	(1,732)

See accompanying notes.

* - 2011 inception date of division.

Separate Account I

of

Integrity Life Insurance Company

Statements of Changes in Net Assets (continued)

For the Year Ended December 31, 2011

	Inccrease (deccrease) in net assets from operations				Increase (decrease) in net assets from contract related transactions								Unit Transactions
Subaccount	Net investment income (loss)	Realized gain (loss)	Change in net unrealized appreciation (depreciation) during the period	Net increase (decrease) in net assets resulting from operations	Contributions from contract holders	Contract terminations and benefits	Net transfers among investment options	Contract maintenance charges	Net increase (decrease) in net assets from contract related transactions	Increase (decrease) in net assets	Net assets, beginning of period	Net assets, end of period	Units purchased	Units redeemed	Units transferred	Increase (decrease) in units
Non-Affiliated Class 2: (continued):
Van Kampen UIF U.S. Real Estate (IQ Advisor Standard ™)	$(106)	$(35,661)	$45,638	$9,871	$—	$(3,853)	$(32,938)	$1	$(36,790)	$(26,919)	$278,999	$252,080	—	(207)	(1,990)	(2,197)
Van Kampen UIF U.S. Real Estate (IQ Annuity ™)	(2,811)	36,523	(22,025)	11,687	3,671	(38,444)	(47,464)	(414)	(82,651)	(70,964)	339,973	269,009	163	(1,665)	(2,173)	(3,675)
Van Kampen UIF U.S. Real Estate (Pinnacle IV ™)	(11,200)	337,825	(266,754)	59,871	18,968	(323,708)	(103,342)	(498)	(408,580)	(348,709)	1,305,557	956,848	2,368	(41,926)	(11,363)	(50,921)
Van Kampen UIF U.S. Real Estate (Pinnacle V ™)	(9,597)	61,871	(17,066)	35,208	256,864	(52,373)	(81,247)	(1,769)	121,475	156,683	849,018	1,005,701	30,864	(6,391)	(9,916)	14,557
Non-Affiliated Class 3:	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—
BlackRock Capital Appreciation VI (Advantedge™)*	1,536	(3,288)	(8,888)	(10,640)	69,684	(1,652)	6,368	(73)	74,327	63,687	—	63,687	7,320	(201)	440	7,559
BlackRock Capital Appreciation VI (AnnuiChoice II™)*	929	102	(4,132)	(3,101)	45,998	(728)	1,820	(14)	47,076	43,975	—	43,975	5,034	(81)	255	5,208
BlackRock Capital Appreciation VI Class III (Pinnacle ™)*	67	(3)	(268)	(204)	—	—	3,504	(5)	3,499	3,295	—	3,295	—	(1)	392	391
BlackRock Capital Appreciation VI Class III (Pinnacle IV ™)*	1,052	(235)	(3,302)	(2,485)	—	(1,481)	52,960	(10)	51,469	48,984	—	48,984	—	(231)	6,039	5,808
BlackRock Capital Appreciation VI Class III (Pinnacle V ™)*	2,891	(1,433)	(1,867)	(409)	102,433	(317)	14,869	(35)	116,950	116,541	—	116,541	12,037	(41)	1,832	13,828
BlackRock Global Allocation VI (Advantedge™)*	1,680	(21)	(1,823)	(164)	32,416	—	8,438	(13)	40,841	40,677	—	40,677	3,617	(2)	944	4,559
BlackRock Global Allocation VI (AnnuiChoice II™)*	24,110	(234)	(34,509)	(10,633)	501,712	(1,071)	85,952	(126)	586,467	575,834	—	575,834	55,004	(137)	9,473	64,340
BlackRock Global Allocation VI (Annuichoice™)*	(35)	(35)	—	(70)	—	—	69	—	69	(1)	—	(1)	(4)	—	4	—
BlackRock Global Allocation VI (Grandmaster flex3 ™)*	2,199	(26)	(4,601)	(2,428)	—	(68)	55,442	(6)	55,368	52,940	—	52,940	—	(8)	5,939	5,931
BlackRock Global Allocation VI (Grandmaster™)*	753	—	(788)	(35)	—	—	17,687	—	17,687	17,652	—	17,652	—	—	1,975	1,975
BlackRock Global Allocation VI Class III (Pinnacle ™)*	8,703	(35)	(7,510)	1,158	—	—	196,822	(4)	196,818	197,976	—	197,976	—	—	22,152	22,152
BlackRock Global Allocation VI Class III (Pinnacle IV ™)*	3,363	(306)	(8,792)	(5,735)	—	(2,797)	89,689	(11)	86,881	81,146	—	81,146	—	(360)	9,445	9,085
BlackRock Global Allocation VI Class III (Pinnacle V ™)*	3,391	(39)	(8,952)	(5,600)	45,482	—	42,869	—	88,351	82,751	—	82,751	4,687	—	4,584	9,271
Non-Affiliated Class A:
DWS Small Cap Index VIP (Pinnacle ™)	(3,133)	(46,735)	13,508	(36,360)	12,517	(267,719)	(26,384)	(417)	(282,003)	(318,363)	911,499	593,136	738	(17,039)	(1,556)	(17,857)
DWS Small Cap Index VIP (Pinnacle IV ™)	(521)	(664)	(3,925)	(5,110)	—	(1,810)	3	(17)	(1,824)	(6,934)	91,159	84,225	—	(115)	—	(115)
Non-Affiliated Class B:
Columbia VIT Mid Cap Value (AdvantEdge ™)	945	19,067	(10,346)	9,666	13,220	(17)	(116,534)	(22)	(103,353)	(93,687)	93,687	—	834	(2)	(6,819)	(5,987)
Columbia VIT Mid Cap Value (AnnuiChoice II ™)	92	2,995	(2,236)	851	—	—	(9,319)	(2)	(9,321)	(8,470)	8,470	—	—	—	(537)	(537)
Columbia VIT Mid Cap Value (AnnuiChoice ™)	231	5,665	(3,410)	2,486	—	(100)	(35,244)	(5)	(35,349)	(32,863)	32,861	(2)	—	(6)	(2,073)	(2,079)
Columbia VIT Mid Cap Value (Grandmaster flex3 ™)	30	1,408	(826)	612	—	(139)	(10,619)	(5)	(10,763)	(10,151)	10,152	1	—	(9)	(639)	(648)
Columbia VIT Mid Cap Value (Grandmaster ™)	1,070	11,148	(4,172)	8,046	—	(50)	(83,975)	—	(84,025)	(75,979)	75,979	—	—	(3)	(4,832)	(4,835)
Columbia VIT Mid Cap Value (Pinnacle Plus ™)	586	19,262	(9,634)	10,214	11	(1,129)	(160,452)	(37)	(161,607)	(151,393)	151,393	—	1	(72)	(9,615)	(9,686)
Columbia VIT Mid Cap Value Class B (Pinnacle ™)	520	2,497	(563)	2,454	—	—	(5,123)	(10)	(5,133)	(2,679)	2,678	(1)	—	(1)	(170)	(171)
Columbia VIT Mid Cap Value Class B (Pinnacle IV ™)	176	7,865	(5,114)	2,927	—	(15,430)	(15,243)	(2)	(30,675)	(27,748)	27,747	(1)	—	(918)	(851)	(1,769)
Columbia VIT Mid Cap Value Class B (Pinnacle V ™)	276	5,847	(3,654)	2,469	700	(322)	(24,554)	(15)	(24,191)	(21,722)	21,723	1	42	(21)	(1,409)	(1,388)
Columbia VIT MidCap Value Opportunity Class 1 (Advantedge™)*	(925)	(7,118)	(13,280)	(21,323)	5	(2,085)	94,017	(46)	91,891	70,568	—	70,568	1	(229)	8,747	8,519
Columbia VIT MidCap Value Opportunity Class 1 (AnnuiChoice II™)*	(64)	(12)	(1,539)	(1,615)	—	—	9,431	(10)	9,421	7,806	—	7,806	—	(1)	940	939
Columbia VIT MidCap Value Opportunity Class 1 (Annuichoice™)*	(151)	(118)	(3,859)	(4,128)	5	(261)	26,793	(18)	26,519	22,391	—	22,391	1	(33)	2,724	2,692
Columbia VIT MidCap Value Opportunity Class 1 (Grandmaster flex3 ™)*	(364)	(123)	(5,088)	(5,575)	—	(227)	66,948	(13)	66,708	61,133	—	61,133	—	(27)	7,405	7,378
Columbia VIT MidCap Value Opportunity Class 1 (Grandmaster™)*	(895)	(311)	(18,240)	(19,446)	—	(380)	112,345	(3)	111,962	92,516	—	92,516	—	(45)	11,195	11,150
Columbia VIT MidCap Value Opportunity Class 1 (Pinnacle ™)*	(443)	(56)	(7,558)	(8,057)	—	—	46,754	—	46,754	38,697	—	38,697	—	—	4,664	4,664
Columbia VIT MidCap Value Opportunity Class 1 (Pinnacle IV ™)*	(307)	(468)	(5,313)	(6,088)	—	(10,657)	47,114	(48)	36,409	30,321	—	30,321	—	(1,113)	4,770	3,657
Columbia VIT MidCap Value Opportunity Class 1 (Pinnacle Plus™)*	(1,095)	(3,041)	(12,177)	(16,313)	5	(10,969)	102,281	(47)	91,270	74,957	—	74,957	1	(1,244)	10,296	9,053
Columbia VIT MidCap Value Opportunity Class 1 (Pinnacle V ™)*	(295)	(590)	(5,023)	(5,908)	1,570	(1,601)	36,134	(66)	36,037	30,129	—	30,129	183	(172)	3,625	3,636
Columbia VIT Small Cap Value (AdvantEdge ™)	20,343	(1,114)	(33,348)	(14,119)	113,453	(2,605)	(4,387)	(753)	105,708	91,589	141,780	233,369	7,736	(234)	(373)	7,129
Columbia VIT Small Cap Value (AnnuiChoice II ™)	7,976	802	(14,391)	(5,613)	26,228	(923)	8,637	(217)	33,725	28,112	50,155	78,267	1,670	(76)	589	2,183
Columbia VIT Small Cap Value (AnnuiChoice ™)	9,037	2,675	(17,804)	(6,092)	—	(3,454)	36,836	(36)	33,346	27,254	90,823	118,077	—	(221)	2,528	2,307
Columbia VIT Small Cap Value (Grandmaster flex3 ™)	6,742	(518)	(10,855)	(4,631)	—	—	43,080	(36)	43,044	38,413	31,539	69,952	—	(2)	2,839	2,837
Columbia VIT Small Cap Value (Grandmaster ™)	2,297	300	(4,756)	(2,159)	—	—	12,523	(6)	12,517	10,358	9,469	19,827	—	—	765	765
Columbia VIT Small Cap Value (Pinnacle Plus ™)	11,541	(2,494)	(14,453)	(5,406)	—	(4,495)	67,670	(58)	63,117	57,711	52,430	110,141	—	(359)	4,666	4,307
Columbia VIT Small Cap Value Class B (Pinnacle ™)	1,822	606	(3,647)	(1,219)	—	(415)	3,400	(32)	2,953	1,734	17,640	19,374	—	(28)	238	210
Columbia VIT Small Cap Value Class B (Pinnacle IV ™)	12,380	97	(18,266)	(5,789)	9,971	(19,260)	(275,925)	(84)	(285,298)	(291,087)	389,621	98,534	640	(1,247)	(17,551)	(18,158)
Columbia VIT Small Cap Value Class B (Pinnacle V ™)	14,891	4,244	(27,289)	(8,154)	104,641	(10,914)	4,996	(561)	98,162	90,008	127,244	217,252	7,080	(751)	599	6,928
DWS Small Cap Index (AdvantEdge ™)	(22)	(6,867)	—	(6,889)	—	—	53,679	(14)	53,665	46,776	—	46,776	—	(1)	4,520	4,519
DWS Small Cap Index (AnnuiChoice II ™)	(836)	27,344	(30,192)	(3,684)	13,778	(20,728)	(78,408)	(174)	(85,532)	(89,216)	215,983	126,767	1,421	(2,112)	(6,970)	(7,661)
DWS Small Cap Index (AnnuiChoice ™)	(1,071)	(41,014)	20,093	(21,992)	199	(76,648)	(53,944)	(274)	(130,667)	(152,659)	382,096	229,437	13	(6,085)	(3,090)	(9,162)
DWS Small Cap Index (GrandMaster flex3 ™)	(992)	13,682	(19,905)	(7,215)	30	(20,679)	(3,483)	(171)	(24,303)	(31,518)	117,514	85,996	2	(1,508)	(302)	(1,808)
DWS Small Cap Index (Grandmaster ™)	(810)	1,411	(5,514)	(4,913)	—	—	(14,699)	(2)	(14,701)	(19,614)	118,442	98,828	—	—	(1,012)	(1,012)
DWS Small Cap Index (IQ Advisor Standard ™)	1	(35)	(887)	(921)	—	(913)	—	—	(913)	(1,834)	18,636	16,802	—	(69)	—	(69)
DWS Small Cap Index (IQ3 ™)	(2,685)	38,912	(53,003)	(16,776)	708	(34,843)	(38,519)	(270)	(72,924)	(89,700)	360,510	270,810	50	(2,405)	(2,652)	(5,007)

See accompanying notes.

* - 2011 inception date of division.

Separate Account I

of

Integrity Life Insurance Company

Statements of Changes in Net Assets (continued)

For the Year Ended December 31, 2011

	Inccrease (deccrease) in net assets from operations				Increase (decrease) in net assets from contract related transactions								Unit Transactions
Subaccount	Net investment income (loss)	Realized gain (loss)	Change in net unrealized appreciation (depreciation) during the period	Net increase (decrease) in net assets resulting from operations	Contributions from contract holders	Contract terminations and benefits	Net transfers among investment options	Contract maintenance charges	Net increase (decrease) in net assets from contract related transactions	Increase (decrease) in net assets	Net assets, beginning of period	Net assets, end of period	Units purchased	Units redeemed	Units transferred	Increase (decrease) in units
Non-Affiliated Class B (continued):
DWS Small Cap Index (Pinnacle Plus ™)	$(984)	$3,307	$(6,903)	$(4,580)	$—	$(4,297)	$(34,809)	$(70)	$(39,176)	$(43,756)	$112,165	$68,409	—	(352)	(2,257)	(2,609)
DWS Small Cap Index VIP (Pinnacle IV ™)	(3,013)	27,501	(46,364)	(21,876)	1,989	(63,039)	(23,155)	(182)	(84,387)	(106,263)	415,205	308,942	137	(4,549)	(1,570)	(5,982)
DWS Small Cap Index VIP (Pinnacle V ™)	(4,297)	45,642	(65,870)	(24,525)	2,455	(84,786)	9,191	(412)	(73,552)	(98,077)	505,906	407,829	269	(9,291)	1,248	(7,774)
Advisor Class:
Pimco VIT All Asset (AdvantEdge ™)	5,496	368	(6,497)	(633)	81,135	—	(14,892)	(67)	66,176	65,543	52,371	117,914	7,309	(6)	(1,383)	5,920
Pimco VIT All Asset (IQ Annuity ™)	10,620	3,402	(11,847)	2,175	22,901	(8,027)	47,418	(196)	62,096	64,271	127,965	192,236	2,073	(720)	4,432	5,785
Pimco VIT All Asset (Pinnacle ™)	18,444	(1,110)	(16,236)	1,098	—	(28,092)	51,541	(19)	23,430	24,528	273,796	298,324	—	(2,454)	4,538	2,084
Pimco VIT All Asset (AnnuiChoice II ™)	12,014	3,179	(18,146)	(2,953)	118,491	(8,523)	18,110	(329)	127,749	124,796	111,735	236,531	10,194	(778)	1,622	11,038
Pimco VIT All Asset (AnnuiChoice ™)	17,332	1,917	(22,376)	(3,127)	—	(7,842)	220,491	(77)	212,572	209,445	86,198	295,643	—	(698)	19,335	18,637
Pimco VIT All Asset (GrandMaster flex3 ™)	23,273	6,819	(33,639)	(3,547)	—	(16,879)	133,960	(103)	116,978	113,431	277,063	390,494	—	(1,562)	11,814	10,252
Pimco VIT All Asset (Grandmaster ™)	24,048	749	(22,982)	1,815	866	(12,177)	68,567	(16)	57,240	59,055	339,852	398,907	76	(1,076)	6,174	5,174
Pimco VIT All Asset (Pinnacle IV ™)	26,848	10,016	(40,903)	(4,039)	—	(48,000)	187,159	(106)	139,053	135,014	335,094	470,108	—	(4,279)	16,308	12,029
Pimco VIT All Asset (Pinnacle Plus Reduced M&E ™)	1,654	(1,458)	(1,571)	(1,375)	—	(22,115)	45,910	(16)	23,779	22,404	—	22,404	—	(2,024)	4,076	2,052
Pimco VIT All Asset (Pinnacle V ™)	15,310	10,043	(25,693)	(340)	360	(2,013)	80,189	(103)	78,433	78,093	190,289	268,382	33	(187)	7,158	7,004
Pimco VIT Commodity Real Return (Pinnacle ™)	23,194	4,339	(47,937)	(20,404)	140	(26,739)	55,123	(45)	28,479	8,075	151,450	159,525	19	(3,378)	6,236	2,877
Pimco VIT Commodity Real Return (Pinnacle IV ™)	112,764	37,312	(237,332)	(87,256)	150	(296,388)	368,197	(242)	71,717	(15,539)	831,853	816,314	17	(36,211)	44,008	7,814
Pimco VIT Commodity Real Return (Pinnacle V ™)	172,487	91,280	(375,025)	(111,258)	308,778	(55,868)	(93,640)	(2,838)	156,432	45,174	1,307,362	1,352,536	38,024	(7,208)	(8,964)	21,852
Pimco VIT Commodity Real Return Strategy (AdvantEdge ™)	59,506	2,786	(115,357)	(53,065)	148,293	(1,117)	15,022	(1,392)	160,806	107,741	397,684	505,425	17,686	(321)	1,965	19,330
Pimco VIT Commodity Real Return Strategy (AnnuiChoice II ™)	43,151	13,646	(86,250)	(29,453)	45,720	(19,178)	9,495	(405)	35,632	6,179	278,838	285,017	5,597	(2,507)	905	3,995
Pimco VIT Commodity Real Return Strategy (AnnuiChoice ™)	28,404	(17,915)	(27,076)	(16,587)	683	(52,685)	11,380	(239)	(40,861)	(57,448)	235,387	177,939	80	(6,265)	1,207	(4,978)
Pimco VIT Commodity Real Return Strategy (Grandmaster ™)	21,190	3,829	(34,587)	(9,568)	—	(17,019)	(53,147)	(23)	(70,189)	(79,757)	199,223	119,466	—	(2,164)	(6,204)	(8,368)
Pimco VIT Commodity Real Return Strategy (IQ Annuity ™)	111,899	(10,114)	(173,553)	(71,768)	4,826	(133,978)	26,513	(993)	(103,632)	(175,400)	944,334	768,934	580	(17,100)	4,169	(12,351)
Pimco VIT Commodity Real Return Strategy (GrandMaster flex3 ™)	50,050	(68)	(87,108)	(37,126)	—	(7,644)	28,909	(44)	21,221	(15,905)	383,567	367,662	—	(1,005)	3,511	2,506
Pimco VIT Commodity Real Return Strategy (Pinnacle Plus ™)	17,532	3,013	(26,110)	(5,565)	—	(4,100)	(83,941)	(188)	(88,229)	(93,794)	170,137	76,343	—	(519)	(10,138)	(10,657)
Pimco VIT Low Duration (AnnuiChoice II ™)	4,729	9,435	(26,592)	(12,428)	146,257	(42,737)	123,422	(749)	226,193	213,765	838,433	1,052,198	12,838	(3,872)	10,142	19,108
Pimco VIT Low Duration (AnnuiChoice ™)	1,936	1,309	(3,993)	(748)	—	(69,808)	88,670	(607)	18,255	17,507	310,830	328,337	—	(6,181)	7,723	1,542
Pimco VIT Low Duration (GrandMaster flex3 ™)	(2,692)	(163,930)	(3,338)	(169,960)	150,000	(244,509)	266,980	(120)	172,351	2,391	294,749	297,140	13,520	(21,983)	8,823	360
Pimco VIT Low Duration (Grandmaster™)	1,079	(11,693)	(4,750)	(15,364)	2,379	(96,152)	(83,426)	(81)	(177,280)	(192,644)	329,523	136,879	210	(8,478)	(8,829)	(17,097)
Pimco VIT Low Duration (IQ Annuity ™)	1,103	(3,967)	(25,114)	(27,978)	3,960	(185,171)	366,656	(1,553)	183,892	155,914	807,742	963,656	352	(16,696)	30,643	14,299
Pimco VIT Low Duration (Pinnacle ™)	3,271	(76,864)	(7,013)	(80,606)	151	(136,291)	157,954	(100)	21,714	(58,892)	319,824	260,932	14	(12,075)	6,904	(5,157)
Pimco VIT Low Duration (Pinnacle IV ™)	372	(3,557)	(4,733)	(7,918)	—	(122,057)	65,996	(225)	(56,286)	(64,204)	250,021	185,817	—	(10,971)	5,298	(5,673)
Pimco VIT Low Duration (AdvantEdge ™) (February 4)*	(7)	458	(566)	(115)	—	—	(7,864)	(53)	(7,917)	(8,032)	59,006	50,974	—	(5)	(689)	(694)
Pimco VIT Low Duration (Pinnacle Plus ™)	(165)	149	(1,240)	(1,256)	2,170	(6,158)	51,689	(187)	47,514	46,258	136,227	182,485	197	(565)	4,632	4,264
Pimco VIT Low Duration (Pinnacle V ™)	(11)	5,638	(7,684)	(2,057)	60,123	(8,894)	75,801	(115)	126,915	124,858	165,031	289,889	5,397	(809)	6,765	11,353
Pimco VIT Real Return (Pinnacle IV ™)	25,121	30,458	12,172	67,751	3,011	(161,149)	24,617	(100)	(133,621)	(65,870)	787,578	721,708	263	(14,029)	1,890	(11,876)
Pimco VIT Real Return (AdvantEdge ™)	4,109	(112)	4,375	8,372	109,495	(5,930)	(28,192)	(95)	75,278	83,650	86,685	170,335	9,530	(538)	(2,772)	6,220
Pimco VIT Real Return (AnnuiChoice II ™)	15,527	1,843	12,864	30,234	116,356	(10,886)	108,839	(215)	214,094	244,328	224,572	468,900	9,867	(912)	9,052	18,007
Pimco VIT Real Return (AnnuiChoice ™)	21,562	11,837	18,263	51,662	1,550	(80,819)	120,907	(601)	41,037	92,699	466,554	559,253	134	(6,928)	10,351	3,557
Pimco VIT Real Return (GrandMaster flex3 ™)	9,989	4,297	11,350	25,636	—	(2,657)	8,407	(58)	5,692	31,328	272,323	303,651	—	(230)	605	375
Pimco VIT Real Return (Grandmaster ™)	8,794	3,127	6,431	18,352	2,510	(19,676)	85,022	(9)	67,847	86,199	179,065	265,264	214	(1,726)	7,099	5,587
Pimco VIT Real Return (IQ Annuity ™)	15,407	2,279	15,260	32,946	24,779	(5,397)	217,813	(299)	236,896	269,842	222,131	491,973	2,183	(486)	18,678	20,375
Pimco VIT Real Return (Pinnacle ™)	7,265	24,580	(13,604)	18,241	—	(73,739)	72,436	(106)	(1,409)	16,832	185,065	201,897	—	(6,302)	6,157	(145)
Pimco VIT Real Return (Pinnacle Plus ™)	4,708	2,548	7,203	14,459	2,170	(6,985)	(17,964)	(216)	(22,995)	(8,536)	155,872	147,336	181	(628)	(1,515)	(1,962)
Pimco VIT Real Return (Pinnacle V ™)	12,065	26,918	(629)	38,354	86,965	(56,596)	(51,194)	(261)	(21,086)	17,268	330,012	347,280	7,862	(4,998)	(4,121)	(1,257)
Pimco VIT Total Return (Pinnacle V ™)	203,821	131,403	(145,676)	189,548	2,557,947	(467,854)	(829,835)	(21,429)	1,238,829	1,428,377	7,596,900	9,025,277	208,984	(40,013)	(64,844)	104,127
Pimco VIT Total Return (AdvantEdge ™)	138,379	10,164	(74,232)	74,311	3,257,181	(122,809)	(52,158)	(17,229)	3,064,985	3,139,296	3,105,239	6,244,535	266,178	(11,450)	(4,292)	250,436
Pimco VIT Total Return (AnnuiChoice II ™)	53,235	12,499	(30,049)	35,685	568,710	(101,469)	90,807	(4,109)	553,939	589,624	1,420,629	2,010,253	45,747	(8,550)	7,301	44,498
Pimco VIT Total Return (AnnuiChoice ™)	42,399	(9,849)	4,894	37,444	1,021	(694,846)	572,496	(1,607)	(122,936)	(85,492)	1,407,751	1,322,259	84	(56,218)	46,433	(9,701)
Pimco VIT Total Return (GrandMaster flex3 ™)	25,584	(31,107)	14,046	8,523	—	(332,126)	205,710	(883)	(127,299)	(118,776)	980,688	861,912	—	(27,681)	16,368	(11,313)
Pimco VIT Total Return (Grandmaster ™)	57,139	117,279	(118,172)	56,246	18,509	(516,192)	695,760	(702)	197,375	253,621	2,083,843	2,337,464	1,516	(42,473)	58,082	17,125
Pimco VIT Total Return (IQ Annuity ™)	38,259	(24,080)	11,295	25,474	26,219	(274,950)	75,367	(1,350)	(174,714)	(149,240)	1,533,916	1,384,676	2,184	(22,767)	5,822	(14,761)
Pimco VIT Total Return (Pinnacle ™)	28,925	(18,681)	8,527	18,771	3,743	(209,140)	364,843	(349)	159,097	177,868	890,230	1,068,098	310	(17,191)	29,876	12,995
Pimco VIT Total Return (Pinnacle IV ™)	117,376	121,970	(135,690)	103,656	8,068	(776,037)	1,704,702	(1,101)	935,632	1,039,288	4,027,929	5,067,217	665	(63,492)	140,336	77,509
Pimco VIT Total Return (Pinnacle Plus ™)	27,963	(155)	(18,041)	9,767	3,182	(122,494)	924,501	(1,016)	804,173	813,940	557,035	1,370,975	265	(11,144)	77,344	66,465
Investor Class:
Rydex SGI VT U.S. Long Short Momentum (Pinnacle V ™)	(4,370)	49,795	(68,307)	(22,882)	3,060	(35,289)	(99,647)	(123)	(131,999)	(154,881)	362,147	207,266	330	(3,892)	(11,457)	(15,019)

See accompanying notes.

* - 2011 inception date of division.

Separate Account I

of

Integrity Life Insurance Company

Statements of Changes in Net Assets (continued)

For the Year Ended December 31, 2011

	Inccrease (deccrease) in net assets from operations				Increase (decrease) in net assets from contract related transactions								Unit Transactions
Subaccount	Net investment income (loss)	Realized gain (loss)	Change in net unrealized appreciation (depreciation) during the period	Net increase (decrease) in net assets resulting from operations	Contributions from contract holders	Contract terminations and benefits	Net transfers among investment options	Contract maintenance charges	Net increase (decrease) in net assets from contract related transactions	Increase (decrease) in net assets	Net assets, beginning of period	Net assets, end of period	Units purchased	Units redeemed	Units transferred	Increase (decrease) in units
Investor Class (continued):
Rydex SGI VT U.S. Long Short Momentum (Pinnacle Plus ™)	$(238)	$2,519	$(3,952)	$(1,671)	$—	$—	$(4,090)	$(9)	$(4,099)	$(5,770)	$13,361	$7,591	—	(1)	(577)	(578)
Rydex SGI VT U.S. Long Short Momentum (Pinnacle IV ™)	(1,580)	14,246	(20,027)	(7,361)	978	(35,679)	2,058	(20)	(32,663)	(40,024)	136,226	96,202	112	(3,845)	258	(3,475)
Rydex SGI VT U.S. Long Short Momentum (Pinnacle ™)	(12)	2,879	(2,802)	65	—	(15,707)	—	—	(15,707)	(15,642)	15,641	(1)	—	(1,755)	—	(1,755)
Rydex SGI VT U.S. Long Short Momentum (IQ Annuity ™)	(555)	372	(3,011)	(3,194)	1,441	(1,068)	226	(50)	549	(2,645)	36,933	34,288	166	(129)	(3)	34
Rydex SGI VT U.S. Long Short Momentum (Grandmaster ™)	(37)	(226)	(39)	(302)	—	—	(3,026)	—	(3,026)	(3,328)	3,328	—	—	—	(373)	(373)
Rydex SGI VT U.S. Long Short Momentum (GrandMaster flex3 ™)	(189)	(38)	(760)	(987)	—	—	—	(4)	(4)	(991)	12,336	11,345	—	—	—	—
Rydex SGI VT U.S. Long Short Momentum (AnnuiChoice ™)	(353)	42	(2,342)	(2,653)	—	(493)	28	(13)	(478)	(3,131)	35,850	32,719	—	(57)	3	(54)
Rydex SGI VT U.S. Long Short Momentum (AnnuiChoice II ™)	(557)	179	(3,958)	(4,336)	—	—	19,870	(56)	19,814	15,478	31,021	46,499	—	(6)	2,102	2,096
Rydex SGI VT U.S. Long Short Momentum (AdvantEdge ™)	(387)	1,365	(3,712)	(2,734)	15,242	—	(8,109)	(49)	7,084	4,350	25,432	29,782	1,782	(5)	(1,013)	764
Rydex SGI VT Multi-Hedge Strategies (Pinnacle V ™)	(4,434)	3,518	5,582	4,666	65,285	(11,608)	(23,601)	(678)	29,398	34,064	257,542	291,606	7,745	(1,459)	(2,818)	3,468
Rydex SGI VT Multi-Hedge Strategies (Pinnacle Plus ™)	(640)	61	1,091	512	2,170	(79)	23,406	(24)	25,473	25,985	22,119	48,104	260	(13)	2,821	3,068
Rydex SGI VT Multi-Hedge Strategies (Pinnacle IV ™)	(1,558)	5,223	(2,029)	1,636	378	(51,218)	13,309	(23)	(37,554)	(35,918)	134,802	98,884	45	(6,095)	1,542	(4,508)
Rydex SGI VT Multi-Hedge Strategies (Pinnacle ™)	(146)	12	302	168	—	—	3,504	—	3,504	3,672	9,817	13,489	—	—	411	411
Rydex SGI VT Multi-Hedge Strategies (IQ Annuity ™)	(453)	115	748	410	60	(864)	18,036	(16)	17,216	17,626	25,246	42,872	7	(105)	2,135	2,037
Rydex SGI VT Multi-Hedge Strategies (Grandmaster ™)	(506)	136	1,278	908	—	(1,222)	16,445	—	15,223	16,131	22,719	38,850	—	(146)	2,001	1,855
Rydex SGI VT Multi-Hedge Strategies (Grandmaster flex3 ™)	(274)	291	246	263	—	—	1,173	(6)	1,167	1,430	16,561	17,991	—	(1)	136	135
Rydex SGI VT Multi-Hedge Strategies (AnnuiChoice ™)	(451)	622	881	1,052	—	(3,306)	(6,447)	(48)	(9,801)	(8,749)	51,802	43,053	—	(395)	(769)	(1,164)
Rydex SGI VT Multi-Hedge Strategies (AnnuiChoice II ™)	(988)	107	2,789	1,908	1,650	(4,401)	5,215	(113)	2,351	4,259	78,485	82,744	194	(526)	625	293
Rydex SGI VT Multi-Hedge Strategies (AdvantEdge ™)	(457)	(645)	1,599	497	—	—	(1,515)	(184)	(1,699)	(1,202)	28,267	27,065	—	(22)	(177)	(199)
Rydex SGI VT Managed Futures Strategies (Pinnacle Plus ™)	(61)	(84)	(349)	(494)	—	—	4,201	—	4,201	3,707	1,250	4,957	—	—	501	501
Rydex SGI VT Managed Futures Strategies (IQ Annuity ™)	(683)	(1,449)	(2,166)	(4,298)	—	(3,928)	(27,022)	(50)	(31,000)	(35,298)	55,199	19,901	—	(480)	(3,391)	(3,871)
Rydex SGI VT Managed Futures Strategies (Grandmaster ™)	(39)	(228)	(67)	(334)	—	—	(3,225)	—	(3,225)	(3,559)	3,559	—	—	—	(415)	(415)
Rydex SGI VT Managed Futures Strategies (Grandmaster flex3 ™)	(14)	(61)	(57)	(132)	—	—	1,827	—	1,827	1,695	—	1,695	—	—	221	221
Rydex SGI VT Managed Futures Strategies (AnnuiChoice ™)	(95)	(3)	(834)	(932)	—	—	—	1	1	(931)	9,763	8,832	—	—	—	—
Rydex SGI VT Managed Futures Strategies (AnnuiChoice II ™)	(1,006)	(413)	(7,046)	(8,465)	42,704	(404)	(6,754)	(74)	35,472	27,007	60,336	87,343	5,066	(57)	(784)	4,225
Rydex SGI VT Managed Futures Strategies (AdvantEdge ™)	(2,884)	257	(14,826)	(17,453)	64,539	(971)	4,747	(716)	67,599	50,146	174,806	224,952	7,852	(206)	1,195	8,841
Rydex SGI VT Managed Future Strategy (Pinnacle V ™)	(2,798)	(1,905)	(14,468)	(19,171)	58,965	(1,848)	11,526	(338)	68,305	49,134	182,210	231,344	7,299	(268)	1,754	8,785
Rydex SGI VT Managed Future Strategy (Pinnacle IV ™)	(891)	(5,065)	383	(5,573)	—	(45,661)	(10,982)	(52)	(56,695)	(62,268)	87,527	25,259	—	(5,483)	(1,474)	(6,957)
Rydex SGI VT Managed Future Strategy (Pinnacle ™)	(143)	(945)	100	(988)	—	(4,389)	(5,508)	(26)	(9,923)	(10,911)	16,384	5,473	—	(518)	(685)	(1,203)
Rydex SGI VT Alternative Strategies Allocation (Pinnacle V ™)	1,351	(21)	(10,378)	(9,048)	27,034	(2,475)	16,964	(948)	40,575	31,527	158,555	190,082	2,815	(363)	1,775	4,227
Rydex SGI VT Alternative Strategies Allocation (Pinnacle Plus ™)	70	(2)	(393)	(325)	—	—	6,642	(19)	6,623	6,298	499	6,797	—	(2)	694	692
Rydex SGI VT Alternative Strategies Allocation (Pinnacle IV ™)	184	747	(2,529)	(1,598)	—	(27,040)	704	(4)	(26,340)	(27,938)	63,564	35,626	—	(2,800)	74	(2,726)
Rydex SGI VT Alternative Strategies Allocation (Pinnacle ™)	23	(1)	(163)	(141)	—	(112)	—	(2)	(114)	(255)	3,197	2,942	—	(12)	—	(12)
Rydex SGI VT Alternative Strategies Allocation (IQ Annuity ™)	(2)	(63)	(288)	(353)	—	(1,104)	135	(4)	(973)	(1,326)	5,188	3,862	—	(119)	—	(119)
Rydex SGI VT Alternative Strategies Allocation (GrandMaster flex3 ™)	61	5	(536)	(470)	—	—	—	1	1	(469)	10,284	9,815	—	—	—	—
Rydex SGI VT Alternative Strategies Allocation (Grandmaster flex3 ™)	160	(2)	(1,046)	(888)	—	—	—	—	—	(888)	20,266	19,378	—	—	—	—
Rydex SGI VT Alternative Strategies Allocation (AnnuiChoice ™)	211	175	(430)	(44)	—	(553)	8,153	(2)	7,598	7,554	6,156	13,710	—	(58)	893	835
Rydex SGI VT Alternative Strategies Allocation (AnnuiChoice II ™)	2,141	298	(10,104)	(7,665)	85,190	(5,241)	26,199	(461)	105,687	98,022	101,774	199,796	8,849	(605)	2,764	11,008
Rydex SGI VT Alternative Strategies Allocation (AdvantEdge ™)	1,181	793	(7,165)	(5,191)	37,246	—	(5,209)	(662)	31,375	26,184	134,398	160,582	3,902	(70)	(296)	3,536
ETF Shares:
iShares Barclays Aggregate Bond ETF (Varoom)*	686	175	(192)	669	135,741	(8,220)	80,967	—	208,488	209,157	—	209,157	5,144	(313)	3,052	7,883
iShares Barclays Aggregate Bond ETF (Varoom GLWB 2)*	805	506	3,777	5,088	334,749	—	8,798	—	343,547	348,635	—	348,635	12,912	—	346	13,258
iShares Barclays Intermediate Credit Bond ETF (Varoom)*	35	1	42	78	—	—	—	—	—	78	—	78	—	—	—	—
iShares Barclays Intermediate Credit Bond ETF (Varoom GLWB 2)*	537	280	507	1,324	206,136	—	11,826	—	217,962	219,286	—	219,286	8,032	—	459	8,491
iShares Barclays TIPS Bond ETF (Varoom)*	810	1,267	3,185	5,262	129,914	(6,209)	(1,535)	—	122,170	127,432	—	127,432	4,892	(227)	(60)	4,605
iShares Barclays TIPS Bond ETF (Varoom GLWB 2)*	263	284	1,225	1,772	48,531	—	957	—	49,488	51,260	—	51,260	1,833	—	38	1,871
iShares iBoxx $ High Yield Corporate Bond ETF (Varoom)*	226	3	240	469	8,000	—	—	—	8,000	8,469	—	8,469	318	—	—	318
iShares iBoxx $ High Yield Corporate Bond ETF (Varoom GLWB 2)*	789	14	599	1,402	45,532	—	10,576	—	56,108	57,510	—	57,510	1,781	—	421	2,202
iShares S&P 500 Growth Index ETF (Varoom)*	19	8	285	312	16,406	—	335	—	16,741	17,053	—	17,053	650	—	13	663
iShares S&P 500 Growth Index ETF (Varoom GLWB 1)*	(9)	(175)	445	261	392,004	(634)	26,136	—	417,506	417,767	—	417,767	15,366	(25)	1,061	16,402
iShares S&P 500 Growth Index ETF (Varoom GLWB 2)*	(16)	(3)	646	627	15,234	—	(380)	—	14,854	15,481	—	15,481	624	—	(15)	609
iShares S&P 500 Index ETF (Varoom)*	1,633	(1,196)	5,047	5,484	150,273	(2,124)	1,005	—	149,154	154,638	—	154,638	6,121	(84)	82	6,119
iShares S&P 500 Index ETF (Varoom GLWB 1)*	13,685	(12,713)	54,868	55,840	4,523,731	(24,879)	418,648	—	4,917,500	4,973,340	—	4,973,340	181,743	(1,024)	17,316	198,035
iShares S&P 500 Index ETF (Varoom GLWB 2)*	(729)	(351)	302	(778)	334,641	—	56,626	—	391,267	390,489	—	390,489	13,288	—	2,294	15,582
iShares S&P 500 Value Index ETF (Varoom)*	113	1	(560)	(446)	16,900	—	—	—	16,900	16,454	—	16,454	675	—	—	675
iShares S&P 500 Value Index ETF (Varoom GLWB 1)*	1,010	(1,065)	4,913	4,858	243,318	(5,982)	25,108	—	262,444	267,302	—	267,302	10,174	(256)	1,080	10,998

See accompanying notes.

* - 2011 inception date of division.

Separate Account I

of

Integrity Life Insurance Company

Statements of Changes in Net Assets (continued)

For the Year Ended December 31, 2011

	Inccrease (deccrease) in net assets from operations				Increase (decrease) in net assets from contract related transactions								Unit Transactions
Subaccount	Net investment income (loss)	Realized gain (loss)	Change in net unrealized appreciation (depreciation) during the period	Net increase (decrease) in net assets resulting from operations	Contributions from contract holders	Contract terminations and benefits	Net transfers among investment options	Contract maintenance charges	Net increase (decrease) in net assets from contract related transactions	Increase (decrease) in net assets	Net assets, beginning of period	Net assets, end of period	Units purchased	Units redeemed	Units transferred	Increase (decrease) in units
ETF Shares (continued):
iShares S&P 500 Value Index ETF (Varoom GLWB 2)*	$44	$(2)	$(1,208)	$(1,166)	$37,453	$—	$2,190	$—	$39,643	$38,477	$—	$38,477	1,485	—	101	1,586
iShares S&P MidCap 400 Index ETF (Varoom)*	426	(339)	(796)	(709)	80,569	(1,054)	9,145	—	88,660	87,951	—	87,951	3,324	(43)	403	3,684
iShares S&P MidCap 400 Index ETF (Varoom GLWB 1)*	(808)	(5,492)	(21,570)	(27,870)	1,289,763	(7,806)	147,693	—	1,429,650	1,401,780	—	1,401,780	52,983	(332)	6,377	59,028
iShares S&P MidCap 400 Index ETF (Varoom GLWB 2)*	(864)	(226)	(3,306)	(4,396)	141,320	—	23,573	—	164,893	160,497	—	160,497	5,770	—	1,003	6,773
iShares S&P SmallCap 600 Index ETF (Varoom)*	(71)	(7)	1,315	1,237	49,059	(1,071)	167	—	48,155	49,392	—	49,392	2,056	(44)	7	2,019
iShares S&P SmallCap 600 Index ETF (Varoom GLWB 1)*	(1,487)	(2,237)	16,446	12,722	644,882	(3,921)	60,660	—	701,621	714,343	—	714,343	26,866	(169)	2,663	29,360
iShares S&P SmallCap 600 Index ETF (Varoom GLWB 2)*	(501)	(28)	1,632	1,103	65,702	—	14,928	—	80,630	81,733	—	81,733	2,703	—	663	3,366
iShares S&P Citigroup International Treasury Bond (Varoom)*	110	6	(619)	(503)	11,510	—	167	—	11,677	11,174	—	11,174	429	—	7	436
iShares S&P Citigroup International Treasury Bond (Varoom GLWB 1)*	4,921	884	(25,257)	(19,452)	644,882	(3,924)	70,798	—	711,756	692,304	—	692,304	24,489	(146)	2,817	27,160
iShares S&P Citigroup International Treasury Bond (Varoom GLWB 2)*	65	40	(96)	9	34,284	—	(218)	—	34,066	34,075	—	34,075	1,347	—	(7)	1,340
Vanguard Dividend Appreciation Index Fund ETF (Varoom)*	681	(387)	380	674	130,355	(6,924)	8,226	—	131,657	132,331	—	132,331	5,007	(278)	346	5,075
Vanguard Dividend Appreciation Index Fund ETF (Varoom GLWB 2)*	333	219	9,378	9,930	403,258	—	23,961	—	427,219	437,149	—	437,149	15,912	—	1,006	16,918
Vanguard Emerging Markets Stock Index Fund ETF (Varoom)*	(50)	(169)	(3,649)	(3,868)	30,400	—	—	—	30,400	26,532	—	26,532	1,341	—	7	1,348
Vanguard Emerging Markets Stock Index Fund ETF (Varoom GLWB 2)*	(1,567)	(132)	(13,771)	(15,470)	110,217	—	18,398	—	128,615	113,145	—	113,145	4,837	—	859	5,696
Vanguard MSCI EAFE ETF (Varoom)*	(114)	(9)	(983)	(1,106)	13,510	—	167	—	13,677	12,571	—	12,571	605	—	8	613
Vanguard MSCI EAFE ETF (Varoom GLWB 1)*	(3,991)	(3,667)	(61,610)	(69,268)	644,882	(3,832)	98,724	—	739,774	670,506	—	670,506	27,679	(170)	4,516	32,025
Vanguard MSCI EAFE ETF (Varoom GLWB 2)*	(636)	(32)	(5,202)	(5,870)	45,615	—	3,836	—	49,451	43,581	—	43,581	1,903	—	183	2,086
Vanguard Intermediate-Term Corporate Bond Index ETF (Varoom)*	115	5	107	227	8,000	—	—	—	8,000	8,227	—	8,227	301	—	—	301
Vanguard Intermediate-Term Corporate Bond Index ETF (Varoom GLWB 2)*	127	8	86	221	19,718	—	133	—	19,851	20,072	—	20,072	748	—	5	753
Vanguard Large-Cap Index ETF (Varoom)*	1	1	(9)	(7)	—	—	—	—	—	(7)	—	(7)	—	—	—	—
Vanguard Large-Cap Index ETF (Varoom GLWB 2)*	132	(2)	(2,640)	(2,510)	257,133	—	7,693	—	264,826	262,316	—	262,316	10,245	—	342	10,587
Vanguard Mega Cap 300 Index ETF (Varoom)*	6	1	4	11	—	—	—	—	—	11	—	11	—	—	—	—
Vanguard Mega Cap 300 Index ETF (Varoom GLWB 2)*	9	(5)	(37)	(33)	6,243	—	81	—	6,324	6,291	—	6,291	248	—	4	252
Vanguard REIT Index ETF (Varoom)*	285	(9,674)	122	(9,267)	110,366	(1,989)	(67,102)	—	41,275	32,008	—	32,008	4,079	(76)	(2,815)	1,188
Vanguard REIT Index ETF (Varoom GLWB 2)*	(95)	14	1,345	1,264	72,325	—	9,815	—	82,140	83,404	—	83,404	2,741	—	386	3,127
Vanguard Total Bond Market Index ETF (Varoom)*	252	30	675	957	82,572	—	1,172	—	83,744	84,701	—	84,701	3,162	—	45	3,207
Vanguard Total Bond Market Index ETF (Varoom GLWB 1)*	7,449	10,294	81,843	99,586	4,514,171	(27,508)	279,427	—	4,766,090	4,865,676	—	4,865,676	175,809	(1,060)	10,865	185,614
Vanguard Total Bond Market Index ETF (Varoom GLWB 2)*	732	1,198	12,864	14,794	497,358	—	22,409	—	519,767	534,561	—	534,561	19,556	—	879	20,435

* - 2011 inception date of division.

Separate Account I

of

Integrity Life Insurance Company

Notes to Financial Statements (continued)

1. Organization and Significant Accounting Policies

Organization and Nature of Operations

Integrity Life Insurance Company (“Integrity”), a wholly-owned subsidiary of The Western and Southern Life Insurance Company (“W&S”), established Separate Account I (the “Separate Account”) on May 19, 1986, for the purpose of issuing flexible premium variable annuity contracts (“Contracts”). The Separate Account is a unit investment trust registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended.

Contract holders may allocate or transfer their account values to one or more of the Separate Account’s investment subaccounts, or for certain contract holders, to one or more fixed guaranteed rate options of Integrity’s Separate Account Guaranteed Principal Option (“GPO”). Options in the Separate Account GPO include fixed guaranteed rate options over various maturity periods that are subject to a market value adjustment (“MVA”) and a Systematic Transfer Option (“STO”), which accumulates interest at a fixed rate without an MVA. All STO contributions must be transferred to other investment divisions or to a guaranteed rate option within either six months or one year of the contribution. In addition, certain contract holders may also allocate or transfer their account values to options held in Integrity’s general account. Such options include a guaranteed interest division or quarterly rate option.

Each subaccount invests all its investible assets in shares of corresponding investment portfolios (“Underlying Funds”) of the following investment companies: the Variable Insurance Products Fund, Variable Insurance Products Fund II, Variable Insurance Products Fund III, Variable Insurance Products Fund IV and Variable Insurance Products Fund V (collectively the “Fidelity VIP Funds”); Franklin Templeton Variable Insurance Products Trust (“Franklin Templeton Funds”), J.P. Morgan Series Trust II (“JPMorgan Funds”); DWS Investments VIT Funds (“DWS Funds”); Touchstone Variable Series Trust (“Touchstone Funds”); Van Kampen Universal Institutional Funds Portfolios (“Van Kampen UIF Funds”); Invesco Van Kampen Life Variable Insuarnce (“Invesco Van Kampen VI Funds”); Columbia Management (“Columbia VIT Funds”); PIMCO Variable Insurance Trust (“PIMCO Funds”), Guggenheim Investments (“Guggenheim Funds”); The BlackRock Variable Series Funds, Inc (“BlackRock Funds”); and The Vanguard Group, Inc. (“Vanguard ETFs”); iShares Trust (“iShares ETFs”). The Fidelity VIP Funds are “series” type mutual funds managed by

Separate Account I

of

Integrity Life Insurance Company

Notes to Financial Statements (continued)

1.  Organization and Significant Accounting Policies (continued)

Fidelity Management and Research Company. The investment advisers of the Franklin Templeton Funds are various affiliates of Franklin Resources, Inc., doing business as Franklin Templeton Investments, including Franklin Advisers, Inc., Franklin Mutual Advisers, LLC, Advisory Services, LLC, Templeton Investment Counsel, LLC, and Templeton Global Advisors Limited. J.P. Morgan Investment Management, Inc., is the investment adviser to the JPMorgan Funds. The investment adviser for the DWS Funds is Deutsche Asset Management, Inc. The Touchstone Funds are managed by Touchstone Advisors, Inc. The Van Kampen UIF Funds are managed by Morgan Stanley Investment Management, Inc. Invesco Investment Services manages the Invesco Van Kampen VI Portfolios. The Columbia VIT Funds are managed by Columbia Management. The PIMCO Funds are managed by the Pacific Investment Management Company LLC. The Guggenheim Funds are managed by Guggenheim Investments. The investment manager for the BlackRock Funds is BlackRock Advisors, LLC. The investment advisor for the Vanguard ETFs is The Vanguard Group, Inc. and the investment advisor for iShares ETF’s is BlackRock Fund Advisors. Mid Atlantic Trust Company (“MATC”), a South Dakota registered non-depository trust company, is the custodian for the Vanguard ETFs and the iShares ETFs held by the subaccounts.

The contract holder’s account value in a subaccount will vary depending on the performance of the corresponding Underlying Fund. The Separate Account currently has 727 subaccounts available. The investment objective of each subaccount and its corresponding Underlying Fund are the same. Refer to each Underlying Fund’s prospectus for a description of investment objectives.

Under applicable insurance law, the assets and liabilities of the Separate Account are clearly identified and distinguished from Integrity’s other assets and liabilities. The portion of the Separate Account’s assets applicable to contract holders’ accounts is not chargeable with liabilities arising out of any other business Integrity may conduct.

Effective January 1, 2012, Integrity consolidated the Separate Account with Separate Account II of Integrity Life Insurance Company (“Separate Account II”), with the Separate Account being the surviving separate account after such consolidation.  Financial statements for all periods presented reflect the consolidation transaction. The consolidation resulted in the financial statements of Separate Account II being combined with the financial statements of the Separate Account. In effect, the consolidation resulted in the transfer of the subaccounts in Separate Account II to the Separate Account. Each subaccount remains unchanged and continues to reflect the number and value of units outstanding.

Separate Account I

of

Integrity Life Insurance Company

Notes to Financial Statements (continued)

1. Organization and Significant Accounting Policies (continued)

The statements of assets and liabilities, statements of operations and statements of changes in net assets reflect each of the individual subaccount holdings and results, respectively, and the footnotes to the financial statements reflect the individual subaccounts similar to what has historically been presented with the exception that the information is presented in a single set of financial statements.

Basis of Presentation

The accompanying financial statements have been prepared in accordance with U.S. generally accepted accounting principles (“US GAAP”).

Investments

Investments in shares of the Underlying Funds are valued at fair value as determined by the closing net asset value per share on December 31, 2012. The difference between cost and fair value is reflected as unrealized appreciation or depreciation of investments.

Share transactions are recorded on the trade date. Realized gains and losses on sales of the Underlying Funds’ shares are determined based on the identified cost basis.

Capital gain distributions are included in the realized gain distributions line on the Statements of Operations. Dividends are included in the reinvested dividends line on the Statements of Operations. Dividends and capital gain distributions are recorded on the ex-dividend date. Dividends and capital gain distributions from the Underlying Funds’ are reinvested in the respective Underlying Funds and are reflected in the unit values of the subaccounts.

Separate Account I

of

Integrity Life Insurance Company

Notes to Financial Statements (continued)

1. Organization and Significant Accounting Policies (continued)

The Separate Account’s investments are held at fair value. Fair value is the price that the Separate Account would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. Fair Value is established using a three-level hierarchy based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assessment regarding the assumptions market participants would use in pricing the asset or liability and are developed based on the best information available in the circumstances. The Separate Account’s investments are assigned a level based upon the observability of the inputs that are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•                  Level 1 - inputs to the valuation methodology are quoted prices in active markets.

•                  Level 2 - inputs to the valuation methodology are observable, directly or indirectly.

•                  Level 3 - inputs to the valuation methodology are unobservable and reflect assumptions on the part of the reporting entity.

The Separate Account’s investments are valued as Level 1. There were no transfers between levels 1, 2, and 3 during the year.

Unit Value

Unit values for the subaccounts are computed at the end of each business day. The unit value is equal to the unit value for the preceding business day multiplied by a net investment factor. This net investment factor is determined based on the net asset value of the Underlying Fund, reinvested dividends and capital gains, and the daily asset charge for the mortality and expense risk and certain administrative charges, as applicable.

Taxes

Operations of the Separate Account are included in the income tax return of Integrity, which is taxed as a life insurance company under the Internal Revenue Code (“IRC”). The Separate Account is not taxed as a regulated investment company under Subchapter M of the IRC. Under the provisions of the policies, Integrity has the right to charge the Separate Account

Separate Account I

of

Integrity Life Insurance Company

Notes to Financial Statements (continued)

1. Organization and Significant Accounting Policies (continued)

for federal income tax attributable to the Separate Account. No charge is currently being made against the Separate Account for such tax since, under current tax law, Integrity pays no tax on investment income and capital gains reflected in variable life insurance policy reserves. However, Integrity retains the right to charge for any federal income tax incurred, which is attributable to the Separate Account if the law is changed. Charges for state and local taxes, if any, attributable to the Separate Account may also be made.

Use of Estimates

The preparation of financial statements in accordance with US GAAP requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

Subsequent Events

Management has evaluated subsequent events through the issuance of these financial statements and determined that no additional disclosures are required.

Separate Account I

of

Integrity Life Insurance Company

Notes to Financial Statements (continued)

2.  Investments

The aggregate cost of Underlying Fund shares purchased and proceeds from Underlying Fund shares sold during the period ended December 31, 2012 and the cost of investments held at December 31, 2012, for each subaccount, were as follows:

Subaccount	Purchases	Sales	Cost
Affiliated:
Touchstone Aggressive ETF (AdvantEdge ™)	$4,566	$8,317	$95,593
Touchstone Aggressive ETF (AnnuiChoice ™)	21,345	490,196	352,395
Touchstone Aggressive ETF (AnnuiChoice II ™)	24,213	182,962	424,893
Touchstone Aggressive ETF (GrandMaster flex3 ™)	16,621	2,183,860	810,826
Touchstone Aggressive ETF (Grandmaster ™)	11,564	1,683	95,621
Touchstone Aggressive ETF (IQ Advisor Standard™)	2,105	92	13,264
Touchstone Aggressive ETF (IQ Annuity ™)	55,271	480,596	2,821,415
Touchstone Aggressive ETF (Pinnacle ™)	1,912	368,441	94,618
Touchstone Aggressive ETF (Pinnacle IV ™)	8,256	695,923	317,862
Touchstone Aggressive ETF (Pinnacle Plus ™)	1,924	35,754	74,147
Touchstone Aggressive ETF (Pinnacle V ™)	396,538	383,768	1,410,437
Touchstone Baron Small Cap Growth (Pinnacle ™)	281,557	633,130	1,132,344
Touchstone Baron Small Cap Growth (Pinnacle IV ™)	325,611	700,743	999,654
Touchstone Baron Small Cap Growth (Pinnacle Plus II Reduced M&E ™)*	447,619	4,483	443,296
Touchstone Baron Small Cap Growth (Pinnacle V ™)	293,210	149,578	549,931
Touchstone Baron Small Cap Growth (AdvantEdge ™)	128,850	226,134	422,029
Touchstone Baron Small Cap Growth (AnnuiChoice II ™ )	167,169	44,723	334,788
Touchstone Baron Small Cap Growth (AnnuiChoice ™)	100,096	295,359	373,764
Touchstone Baron Small Cap Growth (GrandMaster flex3 ™)	153,438	112,876	344,415
Touchstone Baron Small Cap Growth (Grandmaster ™)	62,636	53,688	252,861
Touchstone Baron Small Cap Growth (IQ Advisor Enhanced ™)	834	37	4,121
Touchstone Baron Small Cap Growth (IQ Advisor Standard ™)	110,998	200,793	110,397
Touchstone Baron Small Cap Growth (IQ Annuity ™)	937,589	1,479,662	2,183,277
Touchstone Baron Small Cap Growth (Pinnacle Plus ™)	116,099	77,815	315,353
Touchstone Conservative ETF (AdvantEdge ™)	23,256	20,451	303,761
Touchstone Conservative ETF (AnnuiChoice II ™)	78,215	182,018	1,195,321
Touchstone Conservative ETF (AnnuiChoice ™)	83,539	120,309	847,386
Touchstone Conservative ETF (GrandMaster flex3 ™)	313,194	320,825	594,548
Touchstone Conservative ETF (Grandmaster ™)	1,913	354,081	54,540
Touchstone Conservative ETF (IQ Advisor Standard ™)	6,882	904	133,071
Touchstone Conservative ETF (IQ Annuity ™)	73,777	514,274	786,329
Touchstone Conservative ETF (Pinnacle ™)	16,534	101,555	112,950
Touchstone Conservative ETF (Pinnacle IV ™)	1,390,206	1,828,267	653,107
Touchstone Conservative ETF (Pinnacle Plus II Reduced M&E ™)*	87,051	11,809	75,248
Touchstone Conservative ETF (Pinnacle Plus ™)	18,481	14,581	232,997
Touchstone Conservative ETF Fund (Pinnacle V ™)	1,953,314	694,672	3,824,746
Touchstone Core Bond (AdvantEdge ™)	38,709	41,905	229,373
Touchstone Core Bond (AnnuiChoice II ™ )	31,487	96,965	205,915
Touchstone Core Bond (AnnuiChoice ™)	258,153	128,776	1,025,611
Touchstone Core Bond (GrandMaster flex3 ™)	33,278	121,468	393,843
Touchstone Core Bond (Grandmaster ™)	111,422	472,147	1,887,237

Separate Account I

of

Integrity Life Insurance Company

Notes to Financial Statements (continued)

2.  Investments (continued)

Subaccount	Purchases	Sales	Cost
Affiliated (continued):
Touchstone Core Bond (IQ Advisor Standard ™)	$10,487	$4,255	$167,144
Touchstone Core Bond (IQ Annuity ™)	41,232	76,789	536,467
Touchstone Core Bond (Pinnacle ™)	69,487	103,144	658,404
Touchstone Core Bond (Pinnacle IV ™)	391,756	1,110,140	4,522,413
Touchstone Core Bond (Pinnacle Plus ™)	43,209	224,876	534,965
Touchstone Core Bond (PinnacleV ™)	1,241,237	712,762	4,744,448
Touchstone Enhanced ETF (AdvantEdge ™)	7,022	13,390	361,370
Touchstone Enhanced ETF (AnnuiChoice II ™)	8,535	124,531	98,679
Touchstone Enhanced ETF (AnnuiChoice ™)	5,004	679,825	398,311
Touchstone Enhanced ETF (GrandMaster flex3 ™)	4,609	129,126	431,125
Touchstone Enhanced ETF (Grandmaster ™)	576	32,207	57,156
Touchstone Enhanced ETF (IQ Advisor Enhanced ™)	155	153	16,041
Touchstone Enhanced ETF (IQ Advisor Standard ™)	3,171	20,027	199,806
Touchstone Enhanced ETF (IQ Annuity ™)	35,746	256,172	3,056,342
Touchstone Enhanced ETF (Pinnacle ™)	2,204	18,598	201,113
Touchstone Enhanced ETF (Pinnacle IV ™)	9,803	163,483	459,748
Touchstone Enhanced ETF (Pinnacle Plus ™)	1,781	54,193	164,758
Touchstone Enhanced ETF (Pinnacle V ™)	916	164,069	62,895
Touchstone GMAB Aggressive ETF (AnnuiChoice II ™)	3,549	6,433	135,551
Touchstone GMAB Aggressive ETF (Pinnacle IV ™)	11,792	13,608	450,527
Touchstone GMAB Aggressive ETF (Pinnacle V ™)	11,327	20,363	433,291
Touchstone GMAB Conservative ETF (AnnuiChoice II ™)	8,671	19,172	221,099
Touchstone GMAB Conservative ETF (Pinnacle IV ™)	19,299	100,952	503,238
Touchstone GMAB Conservative ETF (Pinnacle V ™)	18,696	12,369	476,961
Touchstone GMAB Moderate ETF (AnnuiChoice II ™)	514	482	19,614
Touchstone GMAB Moderate ETF (AnnuiChoice ™)	704	2,004	26,894
Touchstone GMAB Moderate ETF (Pinnacle IV ™)	68,216	268,678	772,819
Touchstone GMAB Moderate ETF(Pinnacle V ™)	29,125	367,477	701,239
Touchstone High Yield (AdvantEdge ™)	1,512,327	1,723,213	1,156,997
Touchstone High Yield (AnnuiChoice II ™)	14,337	44,495	115,527
Touchstone High Yield (AnnuiChoice ™)	92,666	64,461	325,981
Touchstone High Yield (GrandMaster flex3 ™)	60,290	865,898	410,252
Touchstone High Yield (Grandmaster ™)	187,279	485,694	214,366
Touchstone High Yield (IQ Advisor Standard™)	1,933	6	1,928
Touchstone High Yield (IQ Annuity ™)	182,895	456,346	504,545
Touchstone High Yield (Pinnacle ™)	129,138	767,230	698,524
Touchstone High Yield (Pinnacle IV ™)	2,189,690	1,380,254	5,249,836
Touchstone High Yield (Pinnacle Plus II Reduced M&E ™)*	5,477	57	5,422
Touchstone High Yield (Pinnacle Plus ™)	230,932	153,582	338,380
Touchstone High Yield (PinnacleV ™)	4,300,216	664,949	9,967,780
Touchstone Large Cap Core Equity (AdvantEdge ™)	44,612	38,815	576,210
Touchstone Large Cap Core Equity (AnnuiChoice II ™)	81,846	58,313	311,110
Touchstone Large Cap Core Equity (AnnuiChoice ™)	17,271	112,205	473,817
Touchstone Large Cap Core Equity (GrandMaster flex3 ™)	5,805	181,416	150,807
Touchstone Large Cap Core Equity (Grandmaster ™)	30,333	20,823	65,851
Touchstone Large Cap Core Equity (IQ Advisor Standard ™)	345	873	21,017
Touchstone Large Cap Core Equity (IQ Annuity ™)	6,477	102,302	316,630

* - 2012 inception date of division.

Separate Account I

of

Integrity Life Insurance Company

Notes to Financial Statements (continued)

2.  Investments (continued)

Subaccount	Purchases	Sales	Cost
Affiliated (continued):
Touchstone Large Cap Core Equity (Pinnacle ™)	$146,957	$1,479,649	$5,962,093
Touchstone Large Cap Core Equity (Pinnacle IV ™)	1,565,151	1,548,034	3,414,442
Touchstone Large Cap Core Equity (Pinnacle Plus II Reduced M&E ™)*	295,128	7,370	287,781
Touchstone Large Cap Core Equity (Pinnacle Plus ™)	58,570	100,399	334,447
Touchstone Large Cap Core Equity (PinnacleV ™)	3,448,332	1,857,123	6,251,246
Touchstone Mid Cap Growth (AdvantEdge ™)	—	542	33,483
Touchstone Mid Cap Growth (AnnuiChoice II ™)	32,508	97,831	1,033,260
Touchstone Mid Cap Growth (AnnuiChoice ™)	218,032	460,513	1,050,365
Touchstone Mid Cap Growth (GrandMaster flex3 ™)	417,073	31,438	516,108
Touchstone Mid Cap Growth (Grandmaster ™)	84,606	16,102	115,885
Touchstone Mid Cap Growth (IQ Advisor Standard ™)	1	27	2,489
Touchstone Mid Cap Growth (IQ Annuity ™)	107,461	107,173	513,305
Touchstone Mid Cap Growth (Pinnacle ™)	78,416	236,946	372,729
Touchstone Mid Cap Growth (Pinnacle IV ™)	536,074	488,583	1,214,489
Touchstone Mid Cap Growth (Pinnacle Plus II Reduced M&E ™)*	5,548	58	5,490
Touchstone Mid Cap Growth (Pinnacle Plus ™)	5,296	168,964	328,321
Touchstone Mid Cap Growth (PinnacleV ™)	428,192	431,323	1,298,356
Touchstone Moderate ETF (AdvantEdge ™)	34,112	39,651	906,051
Touchstone Moderate ETF (AnnuiChoice II ™)	88,509	272,557	1,818,236
Touchstone Moderate ETF (AnnuiChoice ™)	422,201	1,038,576	2,668,787
Touchstone Moderate ETF (GrandMaster flex3 ™)	32,500	752,876	1,265,145
Touchstone Moderate ETF (Grandmaster ™)	3,973	87,276	127,896
Touchstone Moderate ETF (IQ Advisor Enhanced ™)	822	327	35,707
Touchstone Moderate ETF (IQ Advisor Standard ™)	4,330	6,272	105,309
Touchstone Moderate ETF (IQ Annuity ™)	49,771	231,716	1,689,095
Touchstone Moderate ETF (Pinnacle ™)	11,439	144,258	440,597
Touchstone Moderate ETF (Pinnacle IV ™)	76,183	545,261	2,643,600
Touchstone Moderate ETF (Pinnacle Plus ™)	10,199	143,731	308,637
Touchstone Moderate ETF (Pinnacle V ™)	568,510	633,299	3,551,149
Touchstone Money Market (AdvantEdge ™)	3,274,940	4,179,183	56,126
Touchstone Money Market (AnnuiChoice II ™)	224,937	1,651,004	491,396
Touchstone Money Market (AnnuiChoice ™)	798,608	1,170,725	1,012,026
Touchstone Money Market (GrandMaster flex3™)	940,904	822,065	1,394,003
Touchstone Money Market (Grandmaster ™)	1,287,913	1,505,839	3,068,790
Touchstone Money Market (IQ Advisor Enhanced ™)	1,017,619	610,439	544,951
Touchstone Money Market (IQ Annuity ™)	154,227	423,231	206,822
Touchstone Money Market (IQ3 ™)	4,992,298	3,617,231	4,394,895
Touchstone Money Market (Pinnacle ™)	1,637,559	2,049,524	3,038,563
Touchstone Money Market (Pinnacle IV ™)	1,920,779	4,347,878	2,931,473
Touchstone Money Market (Pinnacle Plus II Reduced M&E ™)*	66,498	1,095	65,403
Touchstone Money Market (Pinnacle Plus ™)	7,087	243,710	991,849
Touchstone Money Market (Pinnacle V ™)	2,570,012	6,519,477	2,238,401
Touchstone Third Avenue Value (AdvantEdge ™)	81,204	309,545	358,808
Touchstone Third Avenue Value (AnnuiChoice II ™)	12,975	176,581	668,341
Touchstone Third Avenue Value (AnnuiChoice ™)	42,802	483,556	1,499,369
Touchstone Third Avenue Value (GrandMaster flex3 ™)	9,821	131,145	484,825

* - 2012 inception date of division.

Separate Account I

of

Integrity Life Insurance Company

Notes to Financial Statements (continued)

2.  Investments (continued)

Subaccount	Purchases	Sales	Cost
Affiliated (continued):
Touchstone Third Avenue Value (Grandmaster ™)	$1,679	$155,212	$734,659
Touchstone Third Avenue Value (IQ Advisor Enhanced ™)	—	9	1,021
Touchstone Third Avenue Value (IQ Advisor Standard ™)	5	66,652	290,025
Touchstone Third Avenue Value (IQ Annuity ™)	37,745	341,536	1,900,227
Touchstone Third Avenue Value (Pinnacle ™)	12,983	1,384,972	5,122,583
Touchstone Third Avenue Value (Pinnacle IV ™)	282,430	799,385	2,513,042
Touchstone Third Avenue Value (Pinnacle Plus II Reduced M&E ™)*	357,080	3,564	353,417
Touchstone Third Avenue Value (Pinnacle Plus ™)	132,468	202,849	799,178
Touchstone Third Avenue Value (Pinnacle V ™)	50,177	489,549	450,813
Non-Affiliated:
JP Morgan IT Mid Cap Value (AnnuiChoice ™)	1,642	69,098	67,022
JP Morgan IT Mid Cap Value (GrandMaster flex3 ™)	1,481	27,646	70,028
JP Morgan IT Mid Cap Value (Grandmaster ™)	764	8,382	37,950
JP Morgan IT Mid Cap Value (IQ3 ™)	613	6,891	31,848
JP Morgan IT Mid Cap Value (Pinnacle ™)	792	8,819	41,525
JP Morgan IT Mid Cap Value (Pinnacle IV ™)	5,000	121,278	217,149
JP Morgan IT Mid Cap Value (Pinnacle Plus ™)	724	10,103	38,170
Van Kampen UIF Emerging Markets Debt (Pinnacle ™)	210,331	388,312	599,987
Van Kampen UIF Emerging Markets Debt (Pinnacle Plus II Reduced M&E ™)*	35,516	341	35,187
Van Kampen UIF U.S. Real Estate (Pinnacle ™)	112,232	201,746	1,005,406
Non-Affiliated Initial Class:
Fidelity VIP Balanced (Pinnacle ™)	115,754	419,197	1,470,132
Fidelity VIP Balanced (Pinnacle Plus II Reduced M&E ™)*	5,191	53	5,137
Fidelity VIP Overseas (Pinnacle ™)	4,805	80,584	272,276
Fidelity VIP Overseas (Pinnacle IV ™)	2,539	69,008	132,414
Fidelity VIP Equity-Income (Grandmaster ™)	893,643	1,425,295	9,893,014
Fidelity VIP Equity-Income (Pinnacle ™)	244,473	489,058	3,167,336
Fidelity VIP Equity-Income (Pinnacle Plus II Reduced M&E ™)*	40,960	372	40,601
Fidelity VIP Growth (Grandmaster ™)	61,023	1,160,147	5,021,132
Fidelity VIP High Income (Grandmaster ™)	1,552,556	1,414,112	3,151,426
Fidelity VIP II Asset Manager (Grandmaster ™)	216,569	959,231	5,916,085
Fidelity VIP II Contrafund (Grandmaster ™)	224,831	1,832,188	11,802,641
Fidelity VIP II Contrafund (Pinnacle ™)	247,281	1,695,733	3,468,515
Fidelity VIP II Contrafund (Pinnacle Plus II Reduced M&E ™)*	60,503	577	59,935
Fidelity VIP II Index 500 (Grandmaster ™)	141,802	664,606	4,397,891
Fidelity VIP II Index 500 (IQ Annuity ™)	10,267	28,592	224,668
Fidelity VIP II Index 500 (Pinnacle ™)	97,894	710,788	2,696,542
Fidelity VIP II Index 500 (Pinnacle IV ™)	6,833	103,787	168,367
Fidelity VIP II Index 500 (Pinnacle Plus II Reduced M&E ™)*	38,136	367	37,781
Fidelity VIP II Investment Grade Bond (Pinnacle ™)	101,646	646,340	1,882,953
Fidelity VIP II Investment Grade Bond (Pinnacle IV ™)	50,794	289,317	934,550
Fidelity VIP II Investment Grade Bond (Pinnacle Plus II Reduced M&E ™)*	269,010	8,504	260,767
Fidelity VIP II Investment Grade Bond (AnnuiChoice ™)	18,855	33,625	361,187
Fidelity VIP II Investment Grade Bond (AnnuiChoice II ™)	2,625	619	50,607
Fidelity VIP II Investment Grade Bond (Grandmaster flex3 ™)	10,812	49,096	203,791
Fidelity VIP II Investment Grade Bond (Grandmaster ™)	141,139	487,969	2,555,837
Fidelity VIP II Investment Grade Bond (IQ Annuity ™)	53,137	52,587	1,015,978

* - 2012 inception date of division.

Separate Account I

of

Integrity Life Insurance Company

Notes to Financial Statements (continued)

2.  Investments (continued)

Subaccount	Purchases	Sales	Cost
Non-Affiliated Initial Class (continued):
Fidelity VIP II Investment Grade Bond (Pinnacle Plus ™)	$4,016	$17,547	$75,386
Fidelity VIP III Balanced (Grandmaster ™)	129,747	354,833	1,772,748
Fidelity VIP Overseas (AnnuiChoice ™)	2,421	36,421	124,531
Fidelity VIP Overseas (AnnuiChoice II ™)	1,286	2,959	80,503
Fidelity VIP Overseas (Grandmaster flex3 ™)	43	156	(4,977)
Fidelity VIP Overseas (Grandmaster ™)	58,814	406,154	3,085,505
Fidelity VIP Overseas (IQ Annuity ™)	441	647	21,923
Fidelity VIP Overseas (Pinnacle Plus ™)	1,245	19,937	47,547
Non-Affiliated Service Class:
Fidelity VIP Equity-Income (IQ Annuity ™)	34,796	70,702	408,373
Fidelity VIP Growth (IQ Annuity ™)	1,653	64,651	162,971
Fidelity VIP Growth (Pinnacle ™)	2,507	188,482	477,886
Fidelity VIP Growth (Pinnacle Plus II Reduced M&E ™)*	1,327	19	1,308
Fidelity VIP High Income (IQ Annuity ™)	469,847	551,353	404,545
Fidelity VIP II Asset Manager (IQ Annuity ™)	2,151	5,151	74,527
Fidelity VIP II Contrafund (IQ Annuity ™)	22,464	126,710	573,306
Fidelity VIP III Balanced (IQ Annuity ™)	7,819	14,442	113,055
Fidelity VIP III Mid Cap (Grandmaster ™)	110,370	206,969	1,192,907
Fidelity VIP III Mid Cap (IQ Annuity ™)	67,278	153,343	769,348
Fidelity VIP III Mid Cap (Pinnacle ™)	298,658	587,768	3,649,968
Fidelity VIP Overseas (IQ Annuity ™)	621	14,416	31,354
Non-Affiliated Service Class 2:
Fidelity VIP Asset Manager (IQ3 ™)	4,765	20,977	201,652
Fidelity VIP Asset Manager (AdvantEdge ™)	2,421	5,739	73,242
Fidelity VIP Asset Manager (AnnuiChoice II ™)	57,004	14,412	74,163
Fidelity VIP Asset Manager (AnnuiChoice ™)	11,872	87,087	226,872
Fidelity VIP Asset Manager (GrandMaster flex3 ™)	2,559	11,968	78,843
Fidelity VIP Asset Manager (IQ Advisor Standard ™)	1,529	5	1,525
Fidelity VIP Asset Manager (Pinnacle ™)	950	81,146	21,133
Fidelity VIP Asset Manager (Pinnacle IV ™)	15,084	77,172	87,480
Fidelity VIP Asset Manager (Pinnacle Plus ™)	18,137	2,631	71,417
Fidelity VIP Asset Manager (Pinnacle V ™)	63,764	9,972	297,194
Fidelity VIP Balanced (AdvantEdge ™)	50,501	12,830	210,941
Fidelity VIP Balanced (AnnuiChoice II ™)	73,202	27,427	383,838
Fidelity VIP Balanced (AnnuiChoice ™)	58,102	183,691	533,511
Fidelity VIP Balanced (GrandMaster flex3 ™)	84,828	61,476	302,068
Fidelity VIP Balanced (Grandmaster ™)	146,857	87,405	1,145,910
Fidelity VIP Balanced (IQ Advisor Standard ™)	11,383	3,736	182,449
Fidelity VIP Balanced (IQ3 ™)	57,407	98,049	688,737
Fidelity VIP Balanced (Pinnacle ™)	38,406	174,706	414,309
Fidelity VIP Balanced (Pinnacle IV ™)	87,352	219,299	1,137,325
Fidelity VIP Balanced (Pinnacle Plus ™)	37,530	32,469	130,273
Fidelity VIP Balanced (Pinnacle V ™)	85,955	182,172	784,810
Fidelity VIP Contrafund (AdvantEdge ™)	264,216	435,690	2,260,582
Fidelity VIP Contrafund (AnnuiChoice II ™)	371,679	205,497	2,011,027
Fidelity VIP Contrafund (AnnuiChoice ™)	146,045	709,194	2,184,710
Fidelity VIP Contrafund (GrandMaster flex3 ™)	148,438	499,660	1,090,859

* - 2012 inception date of division.

Separate Account I

of

Integrity Life Insurance Company

Notes to Financial Statements (continued)

2.  Investments (continued)

Subaccount	Purchases	Sales	Cost
Non-Affiliated Service Class 2 (continued):
Fidelity VIP Contrafund (IQ Advisor Standard ™)	$61,532	$227,840	$82,246
Fidelity VIP Contrafund (IQ3 ™)	409,555	936,049	3,327,627
Fidelity VIP Contrafund (Pinnacle IV ™)	322,465	1,376,919	4,815,380
Fidelity VIP Contrafund (Pinnacle Plus Reduced M&E ™)	44,036	3,207	40,827
Fidelity VIP Contrafund (Pinnacle Plus ™)	82,003	512,215	981,762
Fidelity VIP Contrafund (Pinnacle V ™)	1,711,515	927,600	5,486,755
Fidelity VIP Disciplined Small Cap (Advantedge™)	173	50	1,572
Fidelity VIP Disciplined Small Cap (AnnuiChoice II ™)	6,737	8,400	41,309
Fidelity VIP Disciplined Small Cap (AnnuiChoice ™)	6,837	25,849	61,613
Fidelity VIP Disciplined Small Cap (GrandMaster flex3 ™)	2,452	689	27,722
Fidelity VIP Disciplined Small Cap (GrandMaster ™)	2,046	3,851	22,133
Fidelity VIP Disciplined Small Cap (IQ Annuity ™)	4,854	6,226	51,114
Fidelity VIP Disciplined Small Cap (Pinnacle ™)	12,474	74,175	133,329
Fidelity VIP Disciplined Small Cap (Pinnacle IV ™)	68,643	105,585	260,231
Fidelity VIP Disciplined Small Cap (Pinnacle Plus ™)	4,515	11,905	—
Fidelity VIP Disciplined Small Cap (Pinnacle V ™)	79,355	16,593	137,284
Fidelity VIP Equity-Income (AnnuiChoice II ™)	54,476	106,129	334,436
Fidelity VIP Equity-Income (AdvantEdge ™)	179,748	9,392	242,618
Fidelity VIP Equity-Income (AnnuiChoice ™)	238,624	295,773	1,173,790
Fidelity VIP Equity-Income (GrandMaster flex3 ™)	35,353	111,337	164,290
Fidelity VIP Equity-Income (IQ Advisor Standard ™)	2,104	858	23,841
Fidelity VIP Equity-Income (IQ3 ™)	90,288	153,679	526,021
Fidelity VIP Equity-Income (Pinnacle IV ™)	119,344	409,140	857,277
Fidelity VIP Equity-Income (Pinnacle Plus ™)	185,909	172,411	766,628
Fidelity VIP Equity-Income (Pinnacle V ™)	336,525	344,709	799,551
Fidelity VIP Freedom 2010 (Advantedge ™)	5,827	6,525	165,536
Fidelity VIP Freedom 2010 (AnnuiChoice II ™)	7,570	13,202	223,027
Fidelity VIP Freedom 2010 (AnnuiChoice ™)	142	229	4,635
Fidelity VIP Freedom 2010 (GrandMaster flex3 ™)	89,651	3,697	85,943
Fidelity VIP Freedom 2010 (GrandMaster ™)	3,678	537	36,315
Fidelity VIP Freedom 2010 (IQ Annuity ™)	4,301	22,955	109,620
Fidelity VIP Freedom 2010 (Pinnacle ™)	164	13,079	1,913
Fidelity VIP Freedom 2010 (Pinnacle IV ™)	2,297	71,116	63,004
Fidelity VIP Freedom 2010 (Pinnacle Plus II Reduced M&E ™)*	13,014	13,397	—
Fidelity VIP Freedom 2010 (Pinnacle Plus ™)	626	356	20,507
Fidelity VIP Freedom 2010 (Pinnacle V ™)	133,417	332,776	651,586
Fidelity VIP Freedom 2015 (AdvantEdge ™)	5,588	16,538	148,274
Fidelity VIP Freedom 2015 (AnnuiChoice II ™)	16,653	7,728	190,586
Fidelity VIP Freedom 2015 (GrandMaster ™)	—	2	—
Fidelity VIP Freedom 2015 (IQ Advisor Standard ™)	10,092	1,711	282,252
Fidelity VIP Freedom 2015 (IQ Annuity ™)	3,087	1,328	84,143
Fidelity VIP Freedom 2015 (Pinnacle ™)	154	74	3,289
Fidelity VIP Freedom 2015 (Pinnacle IV ™)	636	27,803	13,888
Fidelity VIP Freedom 2015 (Pinnacle Plus ™)	3,983	6,343	101,480
Fidelity VIP Freedom 2015 (Pinnacle V ™)	173,702	120,591	1,322,644
Fidelity VIP Freedom 2020 (AdvantEdge ™)	108,435	20,723	267,056
Fidelity VIP Freedom 2020 (AnnuiChoice II ™)	19,960	72,528	542,002

* - 2012 inception date of division.

Separate Account I

of

Integrity Life Insurance Company

Notes to Financial Statements (continued)

2.  Investments (continued)

Subaccount	Purchases	Sales	Cost
Non-Affiliated Service Class 2 (continued):
Fidelity VIP Freedom 2020 (AnnuiChoice ™)	$978	$355	$26,877
Fidelity VIP Freedom 2020 (GrandMaster ™)	1,160	521	31,473
Fidelity VIP Freedom 2020 (IQ Annuity ™)	154	40,902	—
Fidelity VIP Freedom 2020 (Pinnacle IV ™)	3,066	66,644	76,999
Fidelity VIP Freedom 2020 (Pinnacle Plus ™)	532	299	14,660
Fidelity VIP Freedom 2020 (Pinnacle V ™)	1,007,242	204,817	3,329,583
Fidelity VIP Freedom 2025 (AnnuiChoice II ™ )	4,882	10,473	171,188
Fidelity VIP Freedom 2025 (GrandMaster ™)	51	31	1,995
Fidelity VIP Freedom 2025 (Pinnacle ™)	100	50	3,282
Fidelity VIP Freedom 2025 (Pinnacle IV ™)	634	368	23,318
Fidelity VIP Freedom 2025 (Pinnacle Plus ™)	213	131	7,920
Fidelity VIP Freedom 2025 (Pinnacle V ™)	892,728	77,308	1,781,604
Fidelity VIP Freedom 2030 (AdvantEdge ™)	250	93,690	—
Fidelity VIP Freedom 2030 (AnnuiChoice II ™ )	4,059	17,190	123,870
Fidelity VIP Freedom 2030 (IQ Annuity ™)	15,453	730	53,374
Fidelity VIP Freedom 2030 (Pinnacle IV ™)	11	33,067	347
Fidelity VIP Freedom 2030 (Pinnacle V ™)	6,641	10,229	179,932
Fidelity VIP Growth (AnnuiChoice II ™ )	11,293	122,640	121,923
Fidelity VIP Growth (GrandMaster ™)	178,813	170,323	465,243
Fidelity VIP Growth (AdvantEdge ™)	100,592	22,313	104,989
Fidelity VIP Growth (AnnuiChoice ™)	121,189	387,314	271,498
Fidelity VIP Growth (GrandMaster flex3 ™)	4,393	89,975	165,872
Fidelity VIP Growth (IQ Advisor Standard ™)	22	27	4,409
Fidelity VIP Growth (IQ3 ™)	34,162	139,136	340,311
Fidelity VIP Growth (Pinnacle ™)	37,324	79,626	133,780
Fidelity VIP Growth (Pinnacle IV ™)	64,811	378,475	691,378
Fidelity VIP Growth (Pinnacle Plus ™)	123,502	35,155	181,566
Fidelity VIP Growth (Pinnacle V ™)	410,566	171,820	657,655
Fidelity VIP High Income (AdvantEdge ™)	2,332,938	1,224,904	2,309,151
Fidelity VIP High Income (AnnuiChoice II ™ )	554,514	563,257	795,316
Fidelity VIP High Income (AnnuiChoice ™)	277,153	147,061	602,618
Fidelity VIP High Income (GrandMaster flex3 ™)	10,083,476	11,617,716	13,669,487
Fidelity VIP High Income (IQ3 ™)	1,720,201	1,493,993	1,786,743
Fidelity VIP High Income (Pinnacle ™)	5,038,579	5,704,897	6,638,031
Fidelity VIP High Income (Pinnacle IV ™)	420,766	525,262	872,890
Fidelity VIP High Income (Pinnacle Plus II Reduced M&E ™)*	679,237	266,007	413,287
Fidelity VIP High Income (Pinnacle Plus ™)	12,077	73,381	68,128
Fidelity VIP High Income (Pinnacle V ™)	211,883	41,618	852,514
Fidelity VIP II Index 500 (Pinnacle ™)	188,511	220,789	509,689
Fidelity VIP II Index 500 (Pinnacle IV ™)	121,869	479,901	1,440,999
Fidelity VIP II Index 500 (Pinnacle V ™)	786,535	305,078	1,747,580
Fidelity VIP Index 500 (AdvantEdge ™)	74,220	140,924	952,800
Fidelity VIP Index 500 (AnnuiChoice II ™ )	300,826	77,529	837,789
Fidelity VIP Index 500 (AnnuiChoice ™)	293,381	183,381	916,140
Fidelity VIP Index 500 (Grandmaster flex3 ™)	343,044	97,749	437,689
Fidelity VIP Index 500 (Grandmaster ™)	112,644	49,451	512,446

* - 2012 inception date of division.

Separate Account I

of

Integrity Life Insurance Company

Notes to Financial Statements (continued)

2.  Investments (continued)

Subaccount	Purchases	Sales	Cost
Non-Affiliated Service Class 2 (continued):
Fidelity VIP Index 500 (IQ Advisor Standard ™)	$65,295	$77,430	$142,178
Fidelity VIP Index 500 (IQ3 ™)	427,545	549,547	993,967
Fidelity VIP Index 500 (Pinnacle Plus ™)	34,237	52,305	223,314
Fidelity VIP Investment Grade Bond (AdvantEdge ™)	200,192	120,829	1,495,674
Fidelity VIP Investment Grade Bond (AnnuiChoice II ™ )	514,834	180,061	1,574,820
Fidelity VIP Investment Grade Bond (AnnuiChoice ™)	148,855	416,122	2,142,579
Fidelity VIP Investment Grade Bond (GrandMaster flex3 ™)	159,628	129,469	663,453
Fidelity VIP Investment Grade Bond (GrandMaster ™)	353,533	388,894	1,678,482
Fidelity VIP Investment Grade Bond (IQ Advisor Standard ™)	47,977	77,408	268,871
Fidelity VIP Investment Grade Bond (IQ3 ™)	732,299	336,659	2,010,940
Fidelity VIP Investment Grade Bond (Pinnacle ™)	225,738	371,372	1,854,914
Fidelity VIP Investment Grade Bond (Pinnacle IV ™)	132,776	507,336	1,121,900
Fidelity VIP Investment Grade Bond (Pinnacle Plus II Reduced M&E ™)*	12,333	923	11,449
Fidelity VIP Investment Grade Bond (Pinnacle Plus ™)	114,349	199,715	477,055
Fidelity VIP Investment Grade Bond (Pinnacle V ™)	1,721,297	298,611	4,577,240
Fidelity VIP Mid Cap (AdvantEdge ™)	122,701	49,556	296,817
Fidelity VIP Mid Cap (AnnuiChoice II ™ )	126,916	57,056	699,684
Fidelity VIP Mid Cap (AnnuiChoice ™)	144,275	626,335	1,032,596
Fidelity VIP Mid Cap (GrandMaster flex3 ™)	43,126	240,038	418,207
Fidelity VIP Mid Cap (Grandmaster ™)	151,818	212,998	363,833
Fidelity VIP Mid Cap (IQ Advisor Enhanced ™)	752	71	8,591
Fidelity VIP Mid Cap (IQ Advisor Standard ™)	159,426	311,664	40,194
Fidelity VIP Mid Cap (IQ Annuity ™)	1,016,908	2,145,751	1,453,628
Fidelity VIP Mid Cap (Pinnacle ™)	92,548	207,186	612,349
Fidelity VIP Mid Cap (Pinnacle IV ™)	403,311	914,556	3,162,839
Fidelity VIP Mid Cap (Pinnacle Plus ™)	58,917	132,600	484,552
Fidelity VIP Mid Cap (Pinnacle V ™)	183,752	623,696	1,243,650
Fidelity VIP Overseas (AdvantEdge ™)	43,399	48,924	506,988
Fidelity VIP Overseas (AnnuiChoice II ™ )	81,248	25,400	392,896
Fidelity VIP Overseas (AnnuiChoice ™)	19,334	99,665	335,938
Fidelity VIP Overseas (GrandMaster flex3 ™)	14,855	33,687	159,479
Fidelity VIP Overseas (GrandMaster ™)	26,273	101,389	438,904
Fidelity VIP Overseas (IQ Advisor Enhanced ™)	200	76	11,062
Fidelity VIP Overseas (IQ Advisor Standard ™)	2,734	11,246	185,357
Fidelity VIP Overseas (IQ3 ™)	251,963	304,489	507,331
Fidelity VIP Overseas (Pinnacle ™)	14,232	166,019	404,417
Fidelity VIP Overseas (Pinnacle IV ™)	74,820	203,557	536,033
Fidelity VIP Overseas (Pinnacle Plus ™)	32,288	30,050	146,318
Fidelity VIP Overseas (Pinnacle V ™)	210,668	182,889	769,603
Non-Affiliated Class 1:
Franklin Growth and Income Securities (Pinnacle ™)	108,952	693,118	2,980,203
Franklin Growth and Income Securities (Pinnacle Plus II Reduced M&E ™)*	5,276	72	5,203
Franklin Income Securities (Pinnacle ™)	722,130	2,094,325	7,668,688
Franklin Income Securities (Pinnacle Plus II Reduced M&E ™)*	373,261	14,256	358,713
Van Kampen UIF Emerging Markets Debt (AnnuiChoice II ™ )	166	2,836	5,040
Van Kampen UIF Emerging Markets Debt (AnnuiChoice ™)	1,920	20,211	54,526
Van Kampen UIF Emerging Markets Debt (GrandMaster flex3 ™)	981	19,439	25,915

* - 2012 inception date of division.

Separate Account I

of

Integrity Life Insurance Company

Notes to Financial Statements (continued)

2.  Investments (continued)

Subaccount	Purchases	Sales	Cost
Non-Affiliated Class 1 (continued):
Van Kampen UIF Emerging Markets Debt (IQ3 ™)	$3,741	$37,503	$110,393
Van Kampen UIF Emerging Markets Debt (Pinnacle IV ™)	9,077	62,568	249,233
Van Kampen UIF U.S. Real Estate (AnnuiChoice II ™ )	708	6,188	96,020
Van Kampen UIF U.S. Real Estate (AnnuiChoice ™)	2,398	95,792	194,645
Van Kampen UIF U.S. Real Estate (GrandMaster flex3 ™)	931	31,986	79,428
Van Kampen UIF U.S. Real Estate (IQ3 ™)	3,925	51,983	346,217
Van Kampen UIF U.S. Real Estate (Pinnacle IV ™)	9,920	241,586	744,796
Non-Affiliated Class 2:
Templeton Foreign Securities (IQ Annuity ™)	25,253	118,008	371,912
Franklin Growth and Income Securities (AdvantEdge ™)	15,517	79,334	22,936
Franklin Growth and Income Securities (AnnuiChoice II ™ )	10,697	23,159	165,639
Franklin Growth and Income Securities (AnnuiChoice ™)	53,868	297,669	1,178,366
Franklin Growth and Income Securities (GrandMaster flex3 ™)	58,923	230,820	369,116
Franklin Growth and Income Securities (Grandmaster ™)	63,331	109,366	503,119
Franklin Growth and Income Securities (IQ Annuity ™)	79,440	449,666	1,386,129
Franklin Growth and Income Securities (Pinnacle ™)	80,649	284,281	732,610
Franklin Growth and Income Securities (Pinnacle IV ™)	160,400	746,708	1,279,107
Franklin Growth and Income Securities (Pinnacle Plus II Reduced M&E ™)*	32,482	301	32,179
Franklin Growth and Income Securities (Pinnacle Plus ™)	137,052	215,541	834,009
Franklin Growth and Income Securities (Pinnacle V ™)	269,204	294,649	614,305
Franklin Income Securities (AdvantEdge ™)	328,701	295,511	474,587
Franklin Income Securities (AnnuiChoice II ™ )	165,742	111,026	1,041,655
Franklin Income Securities (AnnuiChoice ™)	254,518	566,705	2,151,534
Franklin Income Securities (GrandMaster flex3 ™)	296,990	417,717	2,647,813
Franklin Income Securities (Grandmaster ™)	265,244	396,190	2,504,152
Franklin Income Securities (IQ Advisor Enhanced ™)	477	60	7,541
Franklin Income Securities (IQ Advisor Standard ™)	1,542	104,587	1,537
Franklin Income Securities (IQ Annuity ™)	234,966	496,220	2,401,176
Franklin Income Securities (Pinnacle IV ™)	842,334	1,617,936	6,611,156
Franklin Income Securities (Pinnacle Plus Reduced M&E ™)	47,585	2,112	45,471
Franklin Income Securities (Pinnacle Plus ™)	489,488	603,455	1,611,661
Franklin Income Securities (Pinnacle V ™)	1,326,186	490,741	4,630,560
Franklin Large Cap Growth Securities (AdvantEdge ™)	115,916	68,971	935,045
Franklin Large Cap Growth Securities (AnnuiChoice II ™ )	29,667	56,382	352,923
Franklin Large Cap Growth Securities (AnnuiChoice ™)	4,373	85,611	74,622
Franklin Large Cap Growth Securities (GrandMaster flex3 ™)	834	7,994	84,297
Franklin Large Cap Growth Securities (Grandmaster ™)	6,011	8,589	28,714
Franklin Large Cap Growth Securities (IQ Advisor Standard ™)	104	78	8,514
Franklin Large Cap Growth Securities (IQ Annuity ™)	977	47,457	63,214
Franklin Large Cap Growth Securities (Pinnacle ™)	8,994	26,711	48,459
Franklin Large Cap Growth Securities (Pinnacle IV ™)	22,550	88,680	340,064
Franklin Large Cap Growth Securities (Pinnacle Plus ™)	46,369	57,352	239,380
Franklin Large Cap Growth Securities (Pinnacle V ™)	137,820	149,166	814,124
Franklin Mutual Shares Securities (AdvantEdge ™)	378,280	172,506	1,923,496
Franklin Mutual Shares Securities (AnnuiChoice II ™ )	291,145	156,225	1,177,523
Franklin Mutual Shares Securities (AnnuiChoice ™)	44,218	278,979	784,819
Franklin Mutual Shares Securities (GrandMaster flex3 ™)	47,579	508,944	798,490

* - 2012 inception date of division.

Separate Account I

of

Integrity Life Insurance Company

Notes to Financial Statements (continued)

2.  Investments (continued)

Subaccount	Purchases	Sales	Cost
Non-Affiliated Class 2 (continued):
Franklin Mutual Shares Securities (IQ Advisor Standard ™)	$6,043	$6,196	$250,986
Franklin Mutual Shares Securities (IQ Annuity ™)	32,023	187,677	594,986
Franklin Mutual Shares Securities (Pinnacle ™)	80,003	351,646	1,094,890
Franklin Mutual Shares Securities (Pinnacle IV ™)	413,562	683,358	3,551,370
Franklin Mutual Shares Securities (Pinnacle Plus II Reduced M&E ™)*	8,852	745	8,112
Franklin Mutual Shares Securities (Pinnacle Plus Reduced M&E ™)	19,831	1,356	18,474
Franklin Mutual Shares Securities (Pinnacle Plus ™)	77,917	144,710	861,298
Franklin Mutual Shares Securities (Pinnacle V ™)	1,241,720	406,547	4,077,897
Franklin Mutual Shares Securities(Grandmaster ™)	154,979	378,546	1,263,871
Franklin Small Cap Value Securities (AdvantEdge ™)	27,156	28,965	72,251
Franklin Small Cap Value Securities (Annuichoice II ™ )	15,150	15,148	138,280
Franklin Small Cap Value Securities (Annuichoice ™)	10,473	65,386	56,375
Franklin Small Cap Value Securities (Grandmaster ™)	59,484	99,181	87,041
Franklin Small Cap Value Securities (Grandmaster flex3 ™)	26,144	75,133	49,511
Franklin Small Cap Value Securities (IQ Annuuity ™)	959	11,798	71,113
Franklin Small Cap Value Securities (Pinnacle Plus ™ )	48,014	111,203	89,158
Franklin Small Cap Value Securities Fund (Pinnacle ™)	100,627	83,236	149,321
Franklin Small Cap Value Securities Fund (Pinnacle IV ™)	6,169	59,874	51,323
Franklin Small Cap Value Securities Fund (Pinnacle V ™)	122,311	32,331	363,936
Invesco Van Kampen VI American Franchise (AdvantEdge ™)	178	782	10,877
Invesco Van Kampen VI American Franchise (AnnuiChoice II ™ )	—	777	36,547
Invesco Van Kampen VI American Franchise (AnnuiChoice ™)	32	4,183	16,265
Invesco Van Kampen VI American Franchise (GrandMaster flex3 ™)	1,505	779	38,503
Invesco Van Kampen VI American Franchise (Grandmaster ™)	1	40	2,562
Invesco Van Kampen VI American Franchise (IQ Annuity ™)	10	30,824	196,410
Invesco Van Kampen VI American Franchise (Pinnacle Plus ™)	697	10,944	30,031
Invesco Van Kampen VI Comstock (AdvantEdge ™)	180,871	24,131	584,298
Invesco Van Kampen VI Comstock (AnnuiChoice II ™)	161,677	66,992	361,313
Invesco Van Kampen VI Comstock (AnnuiChoice ™)	125,888	104,046	254,210
Invesco Van Kampen VI Comstock (GrandMaster flex3 ™)	11,010	31,650	60,085
Invesco Van Kampen VI Comstock (Grandmaster ™)	2,991	35,876	170,874
Invesco Van Kampen VI Comstock (IQ Advisor Standard ™)	278	909	14,967
Invesco Van Kampen VI Comstock (IQ Annuity ™)	15,735	69,143	258,203
Invesco Van Kampen VI Comstock (Pinnacle Plus ™)	1,829	137,526	104,058
Invesco Van Kampen VI American Value (AdvantEdge ™)	11,056	7,345	70,192
Invesco Van Kampen VI American Value (AnnuiChoice II ™)	40,134	31,644	129,985
Invesco Van Kampen VI American Value (AnnuiChoice ™)	8,912	23,746	8,835
Invesco Van Kampen VI American Value (Grandmaster flex3 ™)	13,975	843	14,981
Invesco Van Kampen VI American Value (Grandmaster ™)	51,333	40,910	52,399
Invesco Van Kampen VI American Value (IQ Annuity ™)	20,384	1,705	54,254
Invesco Van Kampen VI American Value (Pinnacle Plus ™)	38,175	10,283	38,647
Invesco Van Kampen VI American Franchise (Pinnacle ™)	—	2,906	39,811
Invesco Van Kampen VI American Franchise (Pinnacle IV ™)	12,561	96,258	150,586
Invesco Van Kampen VI American Franchise (Pinnacle V ™)	142,341	52,340	295,420
Invesco Van Kampen VI Comstock (Pinnacle ™)	35,162	78,288	146,096
Invesco Van Kampen VI Comstock (Pinnacle IV ™)	7,994	118,825	268,062

* - 2012 inception date of division.

Separate Account I

of

Integrity Life Insurance Company

Notes to Financial Statements (continued)

2.  Investments (continued)

Subaccount	Purchases	Sales	Cost
Non-Affiliated Class 2 (continued):
Invesco Van Kampen VI Comstock (Pinnacle V ™)	$641,397	$132,273	$1,012,207
Invesco Van Kampen VI International Growth Class II (IQ Advisor Enhanced ™)	25,069	181	24,899
Invesco Van Kampen VI International Growth Class II (Pinnacle Plus ™)	34,838	261	34,601
Invesco Van Kampen VI International Growth Class II (Pinnacle ™)	22,637	3,653	22,386
Invesco Van Kampen VI International Growth Class II (Pinnacle V ™)	139,673	25,418	135,997
Invesco Van Kampen VI International Growth II (Annuichoice™)	8,433	9,408	8,385
Invesco Van Kampen VI International Growth II (Grandmaster flex3 ™)	3,825	1,110	9,203
Invesco Van Kampen VI International Growth II (Grandmaster ™)	2,900	8	2,891
Invesco Van Kampen VI American Value (Pinnacle V ™)	317,476	783,812	416,305
Invesco Van Kampen VI American Value (Pinnacle ™)	1,191	26	1,733
Invesco Van Kampen VI American Value (Pinnacle IV ™)	3,192,928	3,064,390	438,111
Templeton Foreign Securities (Pinnacle ™)	99,013	258,997	504,964
Templeton Foreign Securities (Pinnacle IV ™)	130,436	348,343	1,066,793
Templeton Foreign Securities (Pinnacle Plus II Reduced M&E ™)*	14,440	159	14,273
Templeton Foreign Securities (Pinnacle V ™)	410,572	178,433	1,151,943
Templeton Foreign Securities Fund (AnnuiChoice II ™)	174,403	94,519	517,624
Templeton Foreign Securities Fund (AnnuiChoice ™)	53,275	238,071	412,731
Templeton Foriegn Securities Fund (AdvantEdge ™)	253,590	120,602	778,301
Templeton Foriegn Securities Fund (GrandMaster flex3 ™)	68,516	97,092	290,960
Templeton Foriegn Securities Fund (Grandmaster ™)	56,223	58,183	318,684
Templeton Foriegn Securities Fund (IQ Advisor Standard ™)	868	948	36,759
Templeton Foriegn Securities Fund (Pinnacle Plus ™)	175,613	304,898	386,237
Templeton Growth Securities (AdvantEdge ™)	174,063	21,962	259,699
Templeton Growth Securities (AnnuiChoice II ™)	11,561	11,401	166,148
Templeton Growth Securities (AnnuiChoice ™)	25,887	98,001	209,706
Templeton Growth Securities (GrandMaster flex3 ™)	17,527	93,634	392,714
Templeton Growth Securities (Grandmaster ™)	7,970	34,585	351,030
Templeton Growth Securities (IQ Annuity ™)	28,705	158,761	438,031
Templeton Growth Securities (Pinnacle ™)	30,761	108,081	993,562
Templeton Growth Securities (Pinnacle IV ™)	46,789	179,094	605,924
Templeton Growth Securities (Pinnacle Plus ™)	21,544	71,972	412,549
Templeton Growth Securities (Pinnacle V ™)	149,071	240,364	623,325
Van Kampen UIF Emerging Markets Debt (AdvantEdge ™)	20,361	51,257	316,860
Van Kampen UIF Emerging Markets Debt (AnnuiChoice II ™)	27,386	50,486	229,265
Van Kampen UIF Emerging Markets Debt (AnnuiChoice ™)	74,946	58,160	178,610
Van Kampen UIF Emerging Markets Debt (GrandMaste flex3 ™)	44,357	44,944	266,020
Van Kampen UIF Emerging Markets Debt (Grandmaster ™)	69,041	30,872	201,591
Van Kampen UIF Emerging Markets Debt (IQ Advisor Standard ™)	319	69	9,262
Van Kampen UIF Emerging Markets Debt (IQ Annuity ™)	16,798	32,436	252,236
Van Kampen UIF Emerging Markets Debt (Pinnacle IV ™)	50,208	285,275	402,140
Van Kampen UIF Emerging Markets Debt (Pinnacle Plus ™)	14,848	154,686	137,904
Van Kampen UIF Emerging Markets Debt (Pinnacle V ™)	305,388	68,450	662,681
Van Kampen UIF Emerging Markets Equity (AdvantEdge ™)	22,163	33,757	345,180
Van Kampen UIF Emerging Markets Equity (AnnuiChoice II ™)	25,274	71,276	342,902
Van Kampen UIF Emerging Markets Equity (AnnuiChoice ™)	49,239	119,272	276,004
Van Kampen UIF Emerging Markets Equity (GrandMaster flex3 ™)	57,781	154,554	336,946

* - 2012 inception date of division.

Separate Account I

of

Integrity Life Insurance Company

Notes to Financial Statements (continued)

2.  Investments (continued)

Subaccount	Purchases	Sales	Cost
Non-Affiliated Class 2 (continued):
Van Kampen UIF Emerging Markets Equity (Grandmaster ™)	$42,618	$80,484	$258,229
Van Kampen UIF Emerging Markets Equity (IQ Advisor Standard ™)	62,478	127,601	3,983
Van Kampen UIF Emerging Markets Equity (IQ Annuity ™)	9,731	62,526	383,973
Van Kampen UIF Emerging Markets Equity (Pinnacle ™)	56,886	62,121	569,316
Van Kampen UIF Emerging Markets Equity (Pinnacle IV ™)	353,566	271,411	1,282,339
Van Kampen UIF Emerging Markets Equity (Pinnacle Plus ™)	92,540	81,252	285,975
Van Kampen UIF Emerging Markets Equity (Pinnacle V ™)	134,253	371,384	810,099
Van Kampen UIF U. S. Real Estate (Pinnacle Plus ™)	30,721	91,110	267,838
Van Kampen UIF U.S. Real Estate (AdvantEdge ™)	42,837	33,922	244,438
Van Kampen UIF U.S. Real Estate (AnnuiChoice II ™)	24,797	47,696	205,324
Van Kampen UIF U.S. Real Estate (AnnuiChoice ™)	17,037	193,927	199,023
Van Kampen UIF U.S. Real Estate (Grandmaster flex3 ™)	116,311	22,004	206,023
Van Kampen UIF U.S. Real Estate (Grandmaster ™)	81,533	26,712	243,853
Van Kampen UIF U.S. Real Estate (IQ Advisor Standard ™)	1,647	5,766	239,387
Van Kampen UIF U.S. Real Estate (IQ Annuity ™)	5,308	58,382	181,462
Van Kampen UIF U.S. Real Estate (Pinnacle IV ™)	245,339	377,701	819,179
Van Kampen UIF U.S. Real Estate (Pinnacle V ™)	154,295	310,325	790,605
Non-Affiliated Class 3:
BlackRock Capital Appreciation VI (Advantedge™)	9,726	6,107	75,887
BlackRock Capital Appreciation VI (AnnuiChoice II™)	182,560	12,387	217,651
BlackRock Capital Appreciation VI (Annuichoice™)	1,449	18	1,431
BlackRock Capital Appreciation VI Class III (Grandmaster™)	13,356	40	13,315
BlackRock Capital Appreciation VI Class III (Pinnacle ™)	33,144	13,819	22,539
BlackRock Capital Appreciation VI Class III (Pinnacle IV ™)	12,816	26,849	38,468
BlackRock Capital Appreciation VI Class III (Pinnacle V ™)	610,570	56,218	676,497
BlackRock Global Allocation VI (Advantedge™)	73,967	2,810	113,440
BlackRock Global Allocation VI (AnnuiChoice II™)	139,725	55,082	690,882
BlackRock Global Allocation VI (Annuichoice™)	178,524	1,417	177,178
BlackRock Global Allocation VI (Grandmaster flex3 ™)	4,745	3,957	58,061
BlackRock Global Allocation VI (Grandmaster™)	343	257	18,529
BlackRock Global Allocation VI Class III (Pinnacle ™)	38,176	28,213	214,830
BlackRock Global Allocation VI Class III (Pinnacle IV ™)	8,190	80,162	13,431
BlackRock Global Allocation VI Class III (Pinnacle Plus II Reduced M&E ™)*	20,402	185	20,214
BlackRock Global Allocation VI Class III (Pinnacle V ™)	190,675	52,326	227,416
Non-Affiliated Class A:
DWS Small Cap Index VIP (Pinnacle ™)	14,842	121,398	372,075
DWS Small Cap Index VIP (Pinnacle IV ™)	4,074	44,609	47,268
DWS Small Cap Index VIP (Pinnacle Plus II Reduced M&E ™)*	5,421	57	5,362
Non-Affiliated Class B:
Columbia VIT MidCap Value Opportunity Class 1 (Advantedge™)	26,321	28,559	77,051
Columbia VIT MidCap Value Opportunity Class 1 (AnnuiChoice II™)	1,356	5,950	4,721
Columbia VIT MidCap Value Opportunity Class 1 (Annuichoice™)	9,742	10,902	23,354
Columbia VIT MidCap Value Opportunity Class 1 (Grandmaster flex3 ™)	37,173	89,985	17,827
Columbia VIT MidCap Value Opportunity Class 1 (Grandmaster™)	23,279	74,234	51,614
Columbia VIT MidCap Value Opportunity Class 1 (Pinnacle ™)	12,212	1,571	56,814
Columbia VIT MidCap Value Opportunity Class 1 (Pinnacle IV ™)	6,861	14,625	26,525
Columbia VIT MidCap Value Opportunity Class 1 (Pinnacle Plus™)	46,682	68,847	54,905

* - 2012 inception date of division.

Separate Account I

of

Integrity Life Insurance Company

Notes to Financial Statements (continued)

2.  Investments (continued)

Subaccount	Purchases	Sales	Cost
Non-Affiliated Class B (continued):
Columbia VIT MidCap Value Opportunity Class 1 (Pinnacle V ™)	$5,680	$1,240	$39,499
Columbia VIT Small Cap Value Class 2 (AdvantEdge ™)	27,970	15,365	261,864
Columbia VIT Small Cap Value Class 2 (AnnuiChoice II ™)	56,029	19,354	121,857
Columbia VIT Small Cap Value Class 2 (AnnuiChoice ™)	17,231	39,904	100,073
Columbia VIT Small Cap Value Class 2 (Grandmaster flex3 ™)	2,528	37,636	38,391
Columbia VIT Small Cap Value Class 2 (Grandmaster ™)	1,123	411	23,569
Columbia VIT Small Cap Value Class 2 (Pinnacle Plus ™)	18,185	80,962	49,746
Columbia VIT Small Cap Value Class 2 (Pinnacle ™)	8,462	7,231	21,186
Columbia VIT Small Cap Value Class 2 (Pinnacle IV ™)	16,086	34,047	87,489
Columbia VIT Small Cap Value Class 2 (Pinnacle V ™)	168,589	44,288	352,857
DWS Small Cap Index (AdvantEdge ™)	108,537	106,523	49,648
DWS Small Cap Index (AnnuiChoice II ™)	905	9,437	102,538
DWS Small Cap Index (AnnuiChoice ™)	2,367	30,275	184,739
DWS Small Cap Index (GrandMaster flex3 ™)	574	33,423	47,861
DWS Small Cap Index (Grandmaster ™)	18,088	11,113	95,717
DWS Small Cap Index (IQ Advisor Standard ™)	119	884	16,062
DWS Small Cap Index (IQ3 ™)	3,346	83,875	173,509
DWS Small Cap Index (Pinnacle Plus ™)	5,879	21,661	41,152
DWS Small Cap Index VIP (Pinnacle IV ™)	365,520	397,802	301,550
DWS Small Cap Index VIP (Pinnacle V ™)	55,306	232,036	225,527
Advisor Class:
Pimco VIT All Asset (AdvantEdge ™)	97,587	60,858	158,275
Pimco VIT All Asset (IQ Annuity ™)	122,458	9,591	311,347
Pimco VIT All Asset (Pinnacle ™)	215,687	57,875	464,931
Pimco VIT All Asset (Pinnacle Plus II Reduced M&E ™)*	21,430	196	21,235
Pimco VIT All Asset (AnnuiChoice II ™)	37,931	17,828	268,957
Pimco VIT All Asset (AnnuiChoice ™)	162,021	211,166	263,782
Pimco VIT All Asset (GrandMaster flex3 ™)	63,600	111,334	366,155
Pimco VIT All Asset (Grandmaster ™)	262,084	16,794	670,126
Pimco VIT All Asset (Pinnacle IV ™)	85,067	131,016	455,835
Pimco VIT All Asset (Pinnacle Plus ™)	1,078	2,566	22,396
Pimco VIT All Asset (Pinnacle V ™)	83,078	12,966	352,718
Pimco VIT Commodity Real Return (Pinnacle ™)	251,041	303,298	103,672
Pimco VIT Commodity Real Return (Pinnacle IV ™)	86,078	371,815	629,112
Pimco VIT Commodity Real Return (Pinnacle Plus II Reduced M&E ™)*	5,543	423	5,097
Pimco VIT Commodity Real Return (Pinnacle V ™)	335,539	650,501	1,165,703
Pimco VIT Commodity Real Return Strategy (AdvantEdge ™)	65,486	105,083	521,637
Pimco VIT Commodity Real Return Strategy (AnnuiChoice II ™)	96,811	66,263	355,573
Pimco VIT Commodity Real Return Strategy (AnnuiChoice ™)	14,526	92,859	123,755
Pimco VIT Commodity Real Return Strategy (Grandmaster ™)	8,952	54,082	93,736
Pimco VIT Commodity Real Return Strategy (IQ Annuity ™)	41,231	572,294	258,216
Pimco VIT Commodity Real Return Strategy (GrandMaster flex3 ™)	53,142	138,113	322,966
Pimco VIT Commodity Real Return Strategy (Pinnacle Plus ™)	69,785	36,912	115,316
Pimco VIT Low Duration (AnnuiChoice II ™)	1,844,042	539,794	2,374,876
Pimco VIT Low Duration (AnnuiChoice ™)	327,608	96,320	561,970
Pimco VIT Low Duration (GrandMaster flex3 ™)	8,522,184	8,629,121	269,013
Pimco VIT Low Duration (Grandmaster™)	968,576	842,379	272,453

* - 2012 inception date of division.

Separate Account I

of

Integrity Life Insurance Company

Notes to Financial Statements (continued)

2.  Investments (continued)

Subaccount	Purchases	Sales	Cost
Advisor Class (continued):
Pimco VIT Low Duration (IQ Annuity ™)	$681,402	$1,187,158	$482,945
Pimco VIT Low Duration (Pinnacle ™)	4,002,920	3,991,817	309,214
Pimco VIT Low Duration (Pinnacle IV ™)	268,037	317,498	141,178
Pimco VIT Low Duration (Pinnacle Plus II Reduced M&E ™)*	263,146	265,506	(138)
Pimco VIT Low Duration (AdvantEdge ™)	40,954	2,606	89,266
Pimco VIT Low Duration (Pinnacle Plus ™)	2,567	77,495	108,816
Pimco VIT Low Duration (Pinnacle V ™)	196,886	92,604	397,842
Pimco VIT Real Return (Pinnacle IV ™)	133,903	286,975	563,379
Pimco VIT Real Return (AdvantEdge ™)	94,659	67,790	200,337
Pimco VIT Real Return (AnnuiChoice II ™)	302,533	78,256	682,893
Pimco VIT Real Return (AnnuiChoice ™)	194,688	108,700	625,377
Pimco VIT Real Return (GrandMaster flex3 ™)	33,631	51,253	273,305
Pimco VIT Real Return (Grandmaster ™)	366,069	67,917	558,090
Pimco VIT Real Return (IQ Annuity ™)	65,548	95,439	451,987
Pimco VIT Real Return (Pinnacle ™)	177,179	168,197	218,562
Pimco VIT Real Return (Pinnacle Plus ™)	94,105	81,680	163,272
Pimco VIT Real Return (Pinnacle V ™)	267,703	68,994	531,738
Pimco VIT Total Return (Pinnacle V ™)	6,506,513	999,001	14,708,083
Pimco VIT Total Return (AdvantEdge ™)	1,424,057	842,678	6,962,567
Pimco VIT Total Return (AnnuiChoice II ™)	871,091	228,386	2,691,224
Pimco VIT Total Return (AnnuiChoice ™)	1,156,650	681,424	1,845,744
Pimco VIT Total Return (GrandMaster flex3 ™)	2,435,751	1,487,707	1,882,157
Pimco VIT Total Return (Grandmaster ™)	678,539	555,804	2,518,473
Pimco VIT Total Return (IQ Annuity ™)	1,285,815	1,396,746	1,343,006
Pimco VIT Total Return (Pinnacle ™)	1,268,208	538,304	1,833,339
Pimco VIT Total Return (Pinnacle IV ™)	2,646,103	2,619,525	5,245,189
Pimco VIT Total Return (Pinnacle Plus II Reduced M&E ™)*	21,186	199	20,993
Pimco VIT Total Return (Pinnacle Plus ™)	622,119	565,406	1,464,131
Investor Class:
Guggenheim VT Alternative Strategies Allocation (AdvantEdge ™)	7,707	165,295	—
Guggenheim VT Alternative Strategies Allocation (AnnuiChoice II ™)	13,301	209,315	—
Guggenheim VT Alternative Strategies Allocation (AnnuiChoice ™)	188	13,660	—
Guggenheim VT Alternative Strategies Allocation (GrandMaster flex3 ™)	138	9,777	—
Guggenheim VT Alternative Strategies Allocation (Grandmaster flex3 ™)	272	19,304	—
Guggenheim VT Alternative Strategies Allocation (IQ Annuity ™)	54	3,846	—
Guggenheim VT Alternative Strategies Allocation (Pinnacle ™)	41	2,932	—
Guggenheim VT Alternative Strategies Allocation (Pinnacle IV ™)	1,146	36,136	—
Guggenheim VT Alternative Strategies Allocation (Pinnacle Plus ™)	8,342	14,731	—
Guggenheim VT Alternative Strategies Allocation (Pinnacle V ™)	103,577	287,797	—
Guggenheim VT Global Managed Futures Strategies (Pinnacle ™)	7,291	3,168	9,297
Guggenheim VT Global Managed Futures Strategies (Pinnacle IV ™)	1,836	9,434	17,738
Guggenheim VT Global Managed Futures Strategies (Pinnacle V ™)	108,409	90,603	248,733
Guggenheim VT Global Managed Futures Strategies (AdvantEdge ™)	37,384	15,103	258,229
Guggenheim VT Global Managed Futures Strategies (AnnuiChoice II ™)	12,596	10,584	95,145
Guggenheim VT Global Managed Futures Strategies (AnnuiChoice ™)	609	428	9,680
Guggenheim VT Global Managed Futures Strategies (Grandmaster flex3 ™)	—	1,636	—
Guggenheim VT Global Managed Futures Strategies (Grandmaster ™)	—	8	—

* - 2012 inception date of division.

Separate Account I

of

Integrity Life Insurance Company

Notes to Financial Statements (continued)

2.  Investments (continued)

Subaccount	Purchases	Sales	Cost
Investor Class (continued):
Guggenheim VT Global Managed Futures Strategies (IQ Annuity ™)	$4	$2,035	$19,292
Guggenheim VT Global Managed Futures Strategies (Pinnacle Plus ™)	5,687	1,045	9,747
Guggenheim VT Multi-Hedge Strategies (AdvantEdge ™)	172,006	3,608	194,426
Guggenheim VT Multi-Hedge Strategies (AnnuiChoice II ™)	209,388	17,519	269,324
Guggenheim VT Multi-Hedge Strategies (AnnuiChoice ™)	13,542	7,177	46,089
Guggenheim VT Multi-Hedge Strategies (Grandmaster flex3 ™)	9,724	22,905	5,087
Guggenheim VT Multi-Hedge Strategies (Grandmaster ™)	19,487	2,690	53,263
Guggenheim VT Multi-Hedge Strategies (IQ Annuity ™)	4,164	4,923	40,225
Guggenheim VT Multi-Hedge Strategies (Pinnacle ™)	2,944	10,275	6,266
Guggenheim VT Multi-Hedge Strategies (Pinnacle IV ™)	45,378	49,297	94,407
Guggenheim VT Multi-Hedge Strategies (Pinnacle Plus ™)	15,038	11,235	50,628
Guggenheim VT Multi-Hedge Strategies (Pinnacle V ™)	471,851	237,181	528,997
Guggenheim VT U.S. Long Short Momentum (AdvantEdge ™)	33,389	48,943	14,874
Guggenheim VT U.S. Long Short Momentum (AnnuiChoice II ™)	727	756	43,711
Guggenheim VT U.S. Long Short Momentum (AnnuiChoice ™)	691	26,606	6,816
Guggenheim VT U.S. Long Short Momentum (GrandMaster flex3 ™)	—	4,165	8,311
Guggenheim VT U.S. Long Short Momentum (IQ Annuity ™)	840	13,267	20,649
Guggenheim VT U.S. Long Short Momentum (Pinnacle IV ™)	5,707	27,331	69,310
Guggenheim VT U.S. Long Short Momentum (Pinnacle Plus ™)	—	145	6,762
Guggenheim VT U.S. Long Short Momentum (Pinnacle V ™)	6,620	60,885	140,952
ETF Shares:
iShares Core Total US Bond Market ETF (Varoom)	15,794	19,404	208,329
iShares Core Total US Bond Market ETF (Varoom GLWB 2)	172,503	49,198	471,983
iShares Core Total US Bond Market ETF (Varoom GLWB 3)*	15,898	73	15,825
iShares Core Total US Bond Market ETF (Varoom GLWB 5)*	343,220	1,924	341,332
iShares Barclays Intermediate Credit Bond ETF (Varoom)	62	38	2,062
iShares Barclays Intermediate Credit Bond ETF (Varoom GLWB 2)	81,644	14,339	287,344
iShares Barclays Intermediate Credit Bond ETF (Varoom GLWB 5)*	53,806	3,037	50,815
iShares Barclays TIPS Bond ETF (Varoom)	91,996	14,440	205,449
iShares Barclays TIPS Bond ETF (Varoom GLWB 2)	32,637	10,309	74,006
iShares Barclays TIPS Bond ETF (Varoom GLWB 3)*	17,163	3,928	13,308
iShares Barclays TIPS Bond ETF (Varoom GLWB 5)*	33,536	707	32,853
iShares iBoxx $ High Yield Corporate Bond ETF (Varoom)	6,452	405	16,317
iShares iBoxx $ High Yield Corporate Bond ETF (Varoom GLWB 2)	16,143	4,147	69,360
iShares iBoxx $ High Yield Corporate Bond ETF (Varoom GLWB 3)*	49,221	5,946	43,617
iShares iBoxx $ High Yield Corporate Bond ETF (Varoom GLWB 5)*	91,218	770	90,478
iShares S&P 500 Growth Index ETF (Varoom)	10,472	809	28,541
iShares S&P 500 Growth Index ETF (Varoom GLWB 1)	183,974	74,359	534,448
iShares S&P 500 Growth Index ETF (Varoom GLWB 2)	1,741	1,837	14,940
iShares S&P 500 Growth Index ETF (Varoom GLWB 3)*	36,069	7,278	29,074
iShares S&P 500 Growth Index ETF (Varoom GLWB 4)*	607,571	12,873	594,932
iShares S&P 500 Growth Index ETF (Varoom GLWB 5)*	3,244	644	2,598
iShares Core S&P 500 Index ETF (Varoom)	33,977	8,162	180,464
iShares Core S&P 500 Index ETF (Varoom GLWB 1)	1,832,505	459,392	6,328,914
iShares Core S&P 500 Index ETF (Varoom GLWB 2)	114,910	41,790	466,580
iShares Core S&P 500 Index ETF (Varoom GLWB 3)*	136,964	6,220	131,035

* - 2012 inception date of division.

Separate Account I

of

Integrity Life Insurance Company

Notes to Financial Statements (continued)

2.  Investments (continued)

Subaccount	Purchases	Sales	Cost
ETF Shares (continued):
iShares Core S&P 500 Index ETF (Varoom GLWB 4)*	$6,773,691	$165,141	$6,611,405
iShares Core S&P 500 Index ETF (Varoom GLWB 5)*	378,475	10,500	368,247
iShares S&P 500 Value Index ETF (Varoom)	35,519	1,243	53,416
iShares S&P 500 Value Index ETF (Varoom GLWB 1)	114,481	39,617	338,731
iShares S&P 500 Value Index ETF (Varoom GLWB 2)	2,787	6,145	36,796
iShares S&P 500 Value Index ETF (Varoom GLWB 3)*	48,094	7,348	41,070
iShares S&P 500 Value Index ETF (Varoom GLWB 4)*	320,453	9,837	310,500
iShares S&P 500 Value Index ETF (Varoom GLWB 5)*	12,370	724	11,613
iShares Core S&P MidCap Index ETF (Varoom)	69,440	25,661	137,545
iShares Core S&P MidCap Index ETF (Varoom GLWB 1)	542,591	152,376	1,817,223
iShares Core S&P MidCap Index ETF (Varoom GLWB 2)	37,582	30,057	171,720
iShares Core S&P MidCap Index ETF (Varoom GLWB 3)*	52,150	9,380	43,247
iShares Core S&P MidCap Index ETF (Varoom GLWB 4)*	1,915,619	45,376	1,870,012
iShares Core S&P MidCap Index ETF (Varoom GLWB 5)*	48,612	1,264	47,359
iShares Core S&P Small Cap Index ETF (Varoom)	34,975	2,668	82,654
iShares Core S&P Small Cap Index ETF (Varoom GLWB 1)	274,784	70,475	905,724
iShares Core S&P Small Cap Index ETF (Varoom GLWB 2)	21,171	10,882	91,160
iShares Core S&P Small Cap Index ETF (Varoom GLWB 3)*	10,991	91	10,902
iShares Core S&P Small Cap Index ETF (Varoom GLWB 4)*	964,386	21,919	942,249
iShares Core S&P Small Cap Index ETF (Varoom GLWB 5)*	55,881	1,547	54,331
iShares S&P Citigroup International Treasury Bond (Varoom)	5,318	341	18,792
iShares S&P Citigroup International Treasury Bond (Varoom GLWB 1)	334,244	55,440	997,085
iShares S&P Citigroup International Treasury Bond (Varoom GLWB 2)	11,755	7,183	38,786
iShares S&P Citigroup International Treasury Bond (Varoom GLWB 3)*	13,040	55	12,986
iShares S&P Citigroup International Treasury Bond (Varoom GLWB 4)*	952,990	24,293	928,656
iShares S&P Citigroup International Treasury Bond (Varoom GLWB 5)*	16,324	720	15,621
Vanguard Dividend Appreciation Index Fund ETF (Varoom)	29,667	41,221	125,938
Vanguard Dividend Appreciation Index Fund ETF (Varoom GLWB 2)	149,098	33,460	547,434
Vanguard Dividend Appreciation Index Fund ETF (Varoom GLWB 3)*	29,345	67	29,279
Vanguard Dividend Appreciation Index Fund ETF (Varoom GLWB 5)*	249,470	4,956	244,604
Vanguard Emerging Markets Stock Index Fund ETF (Varoom)	26,684	2,003	56,669
Vanguard Emerging Markets Stock Index Fund ETF (Varoom GLWB 1)	1,865	—	1,865
Vanguard Emerging Markets Stock Index Fund ETF (Varoom GLWB 2)	34,175	20,229	139,332
Vanguard Emerging Markets Stock Index Fund ETF (Varoom GLWB 3)*	39,109	1,979	37,333
Vanguard Emerging Markets Stock Index Fund ETF (Varoom GLWB 5)*	45,322	1,171	44,138
Vanguard Tax-Managed International ETF (Varoom)	5,753	359	20,930
Vanguard Tax-Managed International ETF (Varoom GLWB 1)	329,683	103,130	952,001
Vanguard Tax-Managed International ETF (Varoom GLWB 2)	28,130	7,879	68,772
Vanguard Tax-Managed International ETF (Varoom GLWB 3)*	12,669	98	12,569
Vanguard Tax-Managed International ETF (Varoom GLWB 4)*	957,138	27,795	928,997
Vanguard Tax-Managed International ETF (Varoom GLWB 5)*	27,540	1,467	26,080
Vanguard Intermediate-Term Corporate Bond Index ETF (Varoom)	394	396	10,167
Vanguard Intermediate-Term Corporate Bond Index ETF (Varoom GLWB 2)	2,979	1,532	21,596
Vanguard Intermediate-Term Corporate Bond Index ETF (Varoom GLWB 5)*	44,576	336	44,256
Vanguard Large-Cap Index ETF (Varoom)	47,130	960	48,287
Vanguard Large-Cap Index ETF (Varoom GLWB 2)	77,929	55,107	292,980
Vanguard Large-Cap Index ETF (Varoom GLWB 3)*	16,871	1,852	15,090

* - 2012 inception date of division.

Separate Account I

of

Integrity Life Insurance Company

Notes to Financial Statements (continued)

2.  Investments (continued)

Subaccount	Purchases	Sales	Cost
ETF Shares (continued):
Vanguard Large-Cap Index ETF (Varoom GLWB 5)*	$203,362	$3,124	$200,237
Vanguard Mega Cap Index ETF (Varoom)	52	40	2,025
Vanguard Mega Cap Index ETF (Varoom GLWB 2)	5,964	866	11,508
Vanguard Mega Cap Index ETF (Varoom GLWB 3)*	14,258	3,632	10,762
Vanguard Mega Cap Index ETF (Varoom GLWB 5)*	63,142	196	62,947
Vanguard REIT Index ETF (Varoom)	60,953	3,818	91,415
Vanguard REIT Index ETF (Varoom GLWB 2)	39,334	17,560	105,360
Vanguard REIT Index ETF (Varoom GLWB 3)*	34,161	4,706	29,615
Vanguard REIT Index ETF (Varoom GLWB 5)*	108,349	1,873	106,524
Vanguard Total Bond Market Index ETF (Varoom)	45,025	3,189	128,147
Vanguard Total Bond Market Index ETF (Varoom GLWB 1)	2,505,428	424,571	6,896,015
Vanguard Total Bond Market Index ETF (Varoom GLWB 2)	270,424	70,989	727,779
Vanguard Total Bond Market Index ETF (Varoom GLWB 3)*	91,834	657	91,194
Vanguard Total Bond Market Index ETF (Varoom GLWB 4)*	6,842,871	159,754	6,686,136
Vanguard Total Bond Market Index ETF (Varoom GLWB 5)*	415,601	11,587	404,282
Vanguard VI Money Market (Varoom GLWB 2)	4,186	101	4,085
Vanguard VI Money Market (Varoom GLWB 5)*	19,431	421	19,010
Vanguard Short Term Bond ETF (Varoom)*	2,306	27	10
Vanguard Short Term Bond ETF (Varoom GLWB 3)*	42,063	7,051	35,066
Vanguard Short Term Bond ETF (Varoom GLWB 5)*	58,272	369	57,903

* - 2012 inception date of division.

Separate Account I

of

Integrity Life Insurance Company

Notes to Financial Statements (continued)

3. Expenses and Related Party Transactions

Integrity assumes mortality and expense risks and incurs certain administrative expenses related to the operations of the Separate Account and deducts a charge from the assets of the Separate Account at an annual rate. Fourteen contracts are currently included in the Separate Account: GrandMaster flex3, IQ the SmartAnnuity (“IQ Annuity”), IQ3 the Smart Annuity (“IQ3”), IQ Advisor (Standard or Enhanced), AnnuiChoice, AnnuiChoice II, Pinnacle Plus, AdvantEdge, VAROOM, and VAROOM II. GrandMaster flex3, AnnuiChoice, AnnuiChoice II, Pinnacle Plus, Pinnacle, Pinnacle IV and Pinnacle V, AdvantEdge, and VAROOM have a deferred sales load charge. IQ Annuity, IQ3 and IQ Advisor (Standard or Enhanced) have no sales load charges on their contracts. GrandMaster flex3 charges a mortality and expense risk charge to cover mortality and expense risk and certain administrative expenses of 1.40% and 0.15%, respectively. IQ Annuity and IQ3 charge 1.3% and 0.15% of net assets for morality and expense risks and administrative expenses, respectively. AnnuiChoice charges 0.85% and 0.15%, and AnnuiChoice II charges 1.00% and 0.15%, of net assets. Pinnacle Plus charges an annual rate of 1.52% during the first nine contract years and 1.00% thereafter and 0.15% of net assets for mortality and expense risks and administrative expenses, respectively, for mortality and expense risks and administrative expenses. Pinnacle charges 1.20% and 0.15%, Pinnacle IV charges 1.30% and 0.15%, and Pinnacle V charges 1.40% and 0.15%. IQ Advisor Standard, an integrated low cost annuity sold by fee based financial planners, charges an annual rate of 0.60% of net assets for mortality and expense risks and administrative expenses. The same contract is available with an optional death benefit referred to as IQ Advisor Enhanced and charges an annual rate of 0.80% of net assets to cover these expenses. AdvantEdge charges an annual rate of 1.60% of net assets for mortality and expense risk and administrative expenses. VAROOM charges an annual rate of 1.75% of net assets for mortality and expense risk and administrative expenses. VAROOM charges an additional .60% (Standard investment option) or an additional .80% (Self-Style investment option) of net assets for expenses associated with the Guaranteed Lifetime Withdraw Benefits (“GLWB”). VAROOM II charges an annual rate of 1.90% of net assets for mortality and expense risk and administrative expenses. VAROOM II charges an additional .65% (Standard investment option) or an additional .85% (Self-Style investment option) of net assets for expenses associated with the Guaranteed Lifetime Withdraw Benefits (“GLWB”). Guaranteed Minimum Accumulation Benefit (“GMAB”) funds in AnnuiChoice, AnnuiChoice II, Pinnacle, Pinnacle IV and Pinnacle V charge an additional 0.60% of net assets for expenses associated with the GMAB rider. These charges are deducted on a daily basis.

Separate Account I

of

Integrity Life Insurance Company

Notes to Financial Statements (continued)

3. Expenses and Related Party Transactions (continued)

For IQ Annuity, IQ3, Pinnacle, Pinnacle IV, Pinnacle V and AnnuiChoice, an annual administrative charge of $30 per contract is assessed if the participant’s account value is less than $50,000, or less than $75,000 for AnnuiChoice, at the end of any participation year prior to the participant’s retirement date (as defined by the participant’s contract). Pinnacle Plus has an annual administrative charge of $40 per contract, which is assessed if the account value is less than $75,000 at the end of any participation year. AnnuiChoice II has an annual administrative charge of $30 per contract, which is assessed if the account value is less than $75,000 at the end of any contact year. For GrandMaster flex 3 an annual administrative charge of $50 per contract is assessed if the account value is less than $75,000 at the end of any contract year. For AdvantEdge, an annual administrative charge of $50 per contract is assessed if the account value is less than $50,000 at the end of any contract year. IQ Advisor (Standard or Enhanced) does not have an annual administrative charge.

Integrity also deducts an amount quarterly to cover the cost of any additional benefits available under the contracts, if elected. The charge for riders is deducted on a quarterly anniversary day.

Touchstone Advisors Inc., which is affiliated with Integrity, advises each of the Touchstone Variable Series Trust offered through Integrity’s variable products.

Separate Account I

of

Integrity Life Insurance Company

Notes to Financial Statements (continued)

4.  Financial Highlights

A summary of net assets, unit values and units outstanding for variable annuity contracts, investment income and expense ratios, excluding expenses of the underlying funds and total returns are presented for each of the five years in the period ended December 31, 2012.

Investment income ratio amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the Underlying Fund net of management fees assessed by the fund manager, divided by the average net assets.  These ratios exclude those expenses, such as mortality and expense risk and administrative charges, that result in direct reductions in the unit values.  The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the Underlying Fund in which the subaccounts invest.

Expense ratio amounts represent the annualized contract expenses of the subaccount, consisting primarily of mortality and expense risk and administrative charges, for each period indicated.  The ratios include only those expenses that result in a direct reduction to unit values.  Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.

Total return amounts represent the total return for the periods indicated, including changes in the fair value of the Underlying Fund, which includes expenses assessed through the reduction of unit values.  The ratio does not include any expenses assessed through the redemption of units.  Subaccounts with a date notation indicate the effective date of that investment option in the variable account.  The total return is calculated for the period indicated or from the effective date through the end of the reporting period.

					Investment
		Units	Unit	Net Assets	Income	Expense	Total
Subaccount	Year	(000s)	Value	(000s)	Ratio (1)	Ratio (1)	Return (2)
Affiliated:
Touchstone Aggressive ETF (AdvantEdge ™)
	2012	10	$10.79	$109	1.88%	1.60%	10.78%
	2011	10	9.74	102	1.62%	1.60%	(1.65)%
	2010	8	9.90	77	2.05%	1.60%	11.38%
	2009	4	8.89	35	5.89%	1.60%	19.80%
Touchstone Aggressive ETF (AnnuiChoice ™)
	2012	30	13.01	390	1.21%	1.00%	11.46%
	2011	67	11.67	786	1.23%	1.00%	(1.05)%
	2010	88	11.79	1,034	2.47%	1.00%	12.06%
	2009	69	10.52	731	4.58%	1.00%	20.51%
	2008	22	8.73	190	1.93%	1.00%	(29.84)%
Touchstone Aggressive ETF (AnnuiChoice II ™)
	2012	34	15.55	528	1.67%	1.15%	11.29%
	2011	45	13.98	626	1.20%	1.15%	(1.20)%
	2010	60	14.15	853	1.64%	1.15%	11.89%
	2009	49	12.64	616	2.84%	1.15%	26.43%
Touchstone Aggressive ETF (GrandMaster flex3 ™)
	2012	72	12.43	900	0.89%	1.55%	10.84%
	2011	252	11.22	2,823	1.38%	1.55%	(1.60)%
	2010	264	11.40	3,005	2.52%	1.55%	11.43%
	2009	209	10.23	2,141	3.63%	1.55%	19.84%
	2008	151	8.54	1,290	2.22%	1.55%	(30.23)%
Touchstone Aggressive ETF (Grandmaster ™)
	2012	8	12.64	107	2.00%	1.35%	11.06%
	2011	8	11.38	88	1.61%	1.35%	(1.40)%
	2010	6	11.54	68	0.75%	1.35%	11.66%
	2009	17	10.34	180	2.27%	1.35%	20.08%
	2008	13	8.61	109	2.42%	1.35%	(30.08)%

(1)  Results for periods of less than one year have been annualized.

(2)  Results for periods of less than one year have not been annualized.

* -  Less than 500.

Separate Account I

of

Integrity Life Insurance Company

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

					Investment
		Units	Unit	Net Assets	Income	Expense	Total
Subaccount	Year	(000s)	Value	(000s)	Ratio (1)	Ratio (1)	Return (2)
Affiliated (continued):
Touchstone Aggressive ETF (IQ Advisor Standard™)
	2012	1	$14.16	$17	2.03%	0.60%	11.91%
	2011	1	12.66	13	1.42%	0.60%	(0.65)%
	2010	1	12.74	13	1.57%	0.60%	12.51%
	2009	1	11.32	12	3.35%	0.60%	20.99%
Touchstone Aggressive ETF (IQ Annuity ™)
	2012	238	12.53	2,979	1.79%	1.45%	10.95%
	2011	274	11.30	3,090	1.36%	1.45%	(1.50)%
	2010	296	11.47	3,395	1.68%	1.45%	11.55%
	2009	300	10.28	3,089	2.49%	1.45%	19.96%
	2008	302	8.57	2,591	2.33%	1.45%	(30.16)%
Touchstone Aggressive ETF (Pinnacle ™)
	2012	8	12.64	105	0.71%	1.35%	11.06%
	2011	38	11.38	434	1.22%	1.35%	(1.40)%
	2010	50	11.54	577	2.73%	1.35%	11.66%
	2009	42	10.34	436	6.00%	1.35%	20.08%
	2008	14	8.61	125	1.97%	1.35%	(30.08)%
Touchstone Aggressive ETF (Pinnacle IV ™)
	2012	28	12.54	352	0.98%	1.45%	10.95%
	2011	85	11.30	960	1.14%	1.45%	(1.50)%
	2010	125	11.47	1,430	1.66%	1.45%	11.55%
	2009	158	10.28	1,626	4.03%	1.45%	19.96%
	2008	45	8.57	384	1.98%	1.45%	(30.16)%
Touchstone Aggressive ETF (Pinnacle Plus ™)
	2012	8	12.31	103	1.65%	1.67%	10.70%
	2011	11	11.12	124	0.83%	1.67%	(1.71)%
	2010	27	11.31	301	1.62%	1.67%	11.30%
	2009	28	10.17	288	2.75%	1.67%	19.69%
	2008	12	8.49	104	2.45%	1.67%	(30.31)%
Touchstone Aggressive ETF (Pinnacle V ™)
	2012	104	15.32	1,592	1.92%	1.55%	10.84%
	2011	104	13.83	1,432	1.53%	1.55%	(1.60)%
	2010	88	14.05	1,230	1.66%	1.55%	11.43%
	2009	72	12.61	907	5.00%	1.55%	26.08%
Touchstone Baron Small Cap Growth (Pinnacle ™)
	2012	36	40.85	1,463	15.70%	1.35%	17.55%
Touchstone Baron Small Cap Growth (Pinnacle IV ™)
	2012	44	22.50	998	14.21%	1.45%	17.43%
	2011	71	19.16	1,360	0.00%	1.45%	3.32%
	2010	150	18.54	2,787	0.00%	1.45%	23.12%
	2009	176	15.06	2,653	0.00%	1.45%	31.01%
	2008	96	11.50	1,102	0.00%	1.45%	(34.61)%
Touchstone Baron Small Cap Growth (Pinnacle Plus II Reduced M&E ™)*
	2012	10	40.94	417	34.81%	1.10%	11.90%
Touchstone Baron Small Cap Growth (Pinnacle V ™)
	2012	43	12.32	535	19.33%	1.55%	17.31%
	2011	39	10.50	410	0.00%	1.55%	3.22%
	2010	65	10.18	659	0.00%	1.55%	22.99%
	2009	67	8.27	557	0.00%	1.55%	30.88%
	2008	26	6.32	166	0.00%	1.55%	(34.68)%

(1)  Results for periods of less than one year have been annualized.

(2)  Results for periods of less than one year have not been annualized.

* -  Less than 500.

Separate Account I

of

Integrity Life Insurance Company

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

					Investment
		Units	Unit	Net Assets	Income	Expense	Total
Subaccount	Year	(000s)	Value	(000s)	Ratio (1)	Ratio (1)	Return (2)
Affiliated (continued):
Touchstone Baron Small Cap Growth (AdvantEdge ™)
	2012	33	$13.61	$447	15.81%	1.60%	17.25%
	2011	47	11.60	544	0.00%	1.60%	3.17%
	2010	38	11.25	428	0.00%	1.60%	22.93%
	2009	20	9.15	187	0.00%	1.60%	30.84%
	2008	2	6.99	16	0.00%	1.60%	(30.07)%
Touchstone Baron Small Cap Growth (AnnuiChoice II ™)
	2012	23	14.91	340	20.96%	1.15%	17.79%
	2011	18	12.65	226	0.00%	1.15%	3.64%
	2010	17	12.21	206	0.00%	1.15%	23.49%
	2009	20	9.89	202	0.00%	1.15%	31.41%
	2008	15	7.52	110	0.00%	1.15%	(34.41)%
Touchstone Baron Small Cap Growth (AnnuiChoice ™)
	2012	19	23.89	461	16.48%	1.00%	17.97%
	2011	32	20.25	650	0.00%	1.00%	3.79%
	2010	53	19.51	1,035	0.00%	1.00%	23.68%
	2009	64	15.77	1,010	0.00%	1.00%	31.61%
	2008	81	11.99	971	0.00%	1.00%	(34.31)%
Touchstone Baron Small Cap Growth (GrandMaster flex3 ™)
	2012	20	21.00	413	18.69%	1.55%	17.31%
	2011	21	17.90	373	0.00%	1.55%	3.22%
	2010	36	17.34	633	0.00%	1.55%	22.99%
	2009	58	14.10	817	0.00%	1.55%	30.88%
	2008	59	10.77	635	0.00%	1.55%	(34.68)%
Touchstone Baron Small Cap Growth (Grandmaster ™)
	2012	15	19.05	282	17.72%	1.35%	17.55%
	2011	17	16.20	272	0.00%	1.35%	3.43%
	2010	62	15.67	973	0.00%	1.35%	23.24%
	2009	66	12.71	836	0.00%	1.35%	31.14%
	2008	17	9.69	166	0.00%	1.35%	(34.54)%
Touchstone Baron Small Cap Growth (IQ Advisor Enhanced ™)
	2012	*-	20.85	5	18.86%	0.80%	18.21%
	2011	*-	17.64	4	0.00%	0.80%	4.00%
	2010	*-	16.96	6	0.00%	0.80%	23.93%
	2009	*-	13.69	5	0.00%	0.80%	31.87%
	2008	*-	10.38	4	0.00%	0.80%	(34.18)%
Touchstone Baron Small Cap Growth (IQ Advisor Standard ™)
	2012	5	21.23	99	12.26%	0.60%	18.45%
	2011	10	17.93	183	0.00%	0.60%	4.21%
	2010	17	17.20	286	0.00%	0.60%	24.18%
	2009	19	13.85	267	0.00%	0.60%	32.14%
	2008	10	10.48	107	0.00%	0.60%	(34.04)%
Touchstone Baron Small Cap Growth (IQ Annuity ™)
	2012	97	22.76	2,212	15.92%	1.45%	17.43%
	2011	141	19.38	2,726	0.00%	1.45%	3.32%
	2010	162	18.76	3,035	0.00%	1.45%	23.12%
	2009	166	15.24	2,528	0.00%	1.45%	31.01%
	2008	148	11.63	1,724	0.00%	1.45%	(34.61)%

(1)  Results for periods of less than one year have been annualized.

(2)  Results for periods of less than one year have not been annualized.

* -  Less than 500.

Separate Account I

of

Integrity Life Insurance Company

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

					Investment
		Units	Unit	Net Assets	Income	Expense	Total
Subaccount	Year	(000s)	Value	(000s)	Ratio (1)	Ratio (1)	Return (2)
Affiliated (continued):
Touchstone Baron Small Cap Growth (Pinnacle Plus ™)
	2012	16	$21.84	$355	18.47%	1.67%	17.17%
	2011	17	18.64	318	0.00%	1.67%	3.09%
	2010	30	18.08	543	0.00%	1.67%	22.84%
	2009	26	14.72	387	0.00%	1.67%	30.72%
	2008	21	11.26	241	0.00%	1.67%	(34.76)%
Touchstone Conservative ETF (AdvantEdge ™)
	2012	29	11.48	332	3.38%	1.60%	5.02%
	2011	29	10.93	319	1.89%	1.60%	1.79%
	2010	30	10.74	325	2.44%	1.60%	7.07%
	2009	19	10.03	194	7.60%	1.60%	10.03%
Touchstone Conservative ETF (AnnuiChoice II ™)
	2012	98	13.10	1,281	3.24%	1.15%	5.50%
	2011	108	12.42	1,340	2.01%	1.15%	2.25%
	2010	99	12.14	1,206	2.83%	1.15%	7.56%
	2009	62	11.29	698	6.98%	1.15%	12.90%
Touchstone Conservative ETF (AnnuiChoice ™)
	2012	69	13.47	932	3.30%	1.00%	5.66%
	2011	74	12.75	937	2.04%	1.00%	2.40%
	2010	65	12.45	814	2.32%	1.00%	7.72%
	2009	65	11.56	748	3.14%	1.00%	10.67%
	2008	67	10.44	695	2.78%	1.00%	(10.40)%
Touchstone Conservative ETF (GrandMaster flex3 ™)
	2012	46	12.88	595	3.83%	1.55%	5.08%
	2011	48	12.25	588	1.72%	1.55%	1.84%
	2010	60	12.03	720	2.25%	1.55%	7.12%
	2009	31	11.23	344	3.60%	1.55%	10.06%
	2008	40	10.21	409	1.13%	1.55%	(10.90)%
Touchstone Conservative ETF (Grandmaster ™)
	2012	4	13.09	58	0.86%	1.35%	5.29%
	2011	31	12.43	389	1.38%	1.35%	2.04%
	2010	56	12.18	684	2.18%	1.35%	7.34%
	2009	58	11.35	654	3.49%	1.35%	10.28%
	2008	53	10.29	542	3.41%	1.35%	(10.72)%
Touchstone Conservative ETF (IQ Advisor Standard ™)
	2012	11	14.36	154	3.42%	0.60%	6.09%
	2011	11	13.54	143	1.93%	0.60%	2.82%
	2010	11	13.17	139	2.25%	0.60%	8.15%
	2009	11	12.17	132	3.48%	0.60%	11.12%
	2008	11	10.96	116	3.07%	0.60%	(10.04)%
Touchstone Conservative ETF (IQ Annuity ™)
	2012	64	12.98	829	2.69%	1.45%	5.18%
	2011	99	12.34	1,224	1.98%	1.45%	1.94%
	2010	94	12.11	1,141	2.00%	1.45%	7.23%
	2009	115	11.29	1,299	4.27%	1.45%	10.17%
	2008	98	10.25	1,006	2.69%	1.45%	(10.81)%
Touchstone Conservative ETF (Pinnacle ™)
	2012	9	13.09	122	2.50%	1.35%	5.29%
Touchstone Conservative ETF (Pinnacle IV ™)
	2012	49	12.98	639	2.53%	1.45%	5.18%

(1)  Results for periods of less than one year have been annualized.

(2)  Results for periods of less than one year have not been annualized.

* -  Less than 500.

Separate Account I

of

Integrity Life Insurance Company

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

					Investment
		Units	Unit	Net Assets	Income	Expense	Total
Subaccount	Year	(000s)	Value	(000s)	Ratio (1)	Ratio (1)	Return (2)
Affiliated (continued):
Touchstone Conservative ETF (Pinnacle Plus II Reduced M&E ™)*
	2012	6	$13.12	$75	6.62%	1.10%	2.40%
Touchstone Conservative ETF (Pinnacle Plus ™)
	2012	19	12.75	248	3.40%	1.67%	4.95%
	2011	20	12.15	237	2.73%	1.67%	1.71%
	2010	8	11.94	94	1.37%	1.67%	6.99%
	2009	14	11.16	156	3.64%	1.67%	9.93%
	2008	13	10.15	128	2.17%	1.67%	(11.01)%
Touchstone Conservative ETF Fund (Pinnacle V ™)
	2012	302	12.91	3,893	4.01%	1.55%	5.08%
Touchstone Core Bond (AdvantEdge ™)
	2012	18	12.66	222	5.84%	1.60%	3.59%
	2011	19	12.22	227	7.14%	1.60%	6.72%
	2010	7	11.45	81	3.43%	1.60%	5.85%
	2009	5	10.82	59	7.69%	1.60%	13.09%
	2008	2	9.57	18	49.09%	1.60%	(4.33)%
Touchstone Core Bond (AnnuiChoice II ™)
	2012	15	13.64	206	5.09%	1.15%	4.07%
	2011	21	13.11	272	4.75%	1.15%	7.20%
	2010	22	12.23	273	4.44%	1.15%	6.34%
	2009	12	11.50	140	7.85%	1.15%	13.58%
	2008	5	10.12	52	4.37%	1.15%	(4.38)%
Touchstone Core Bond (AnnuiChoice ™)
	2012	61	16.35	994	5.97%	1.00%	4.22%
	2011	56	15.69	876	5.77%	1.00%	7.37%
	2010	39	14.61	576	3.03%	1.00%	6.50%
	2009	72	13.72	988	4.58%	1.00%	13.75%
	2008	95	12.06	1,152	2.84%	1.00%	(4.23)%
Touchstone Core Bond (GrandMaster flex3 ™)
	2012	26	14.61	386	5.29%	1.55%	3.64%
	2011	34	14.09	475	5.50%	1.55%	6.77%
	2010	27	13.20	354	2.78%	1.55%	5.91%
	2009	39	12.46	491	5.01%	1.55%	13.12%
	2008	45	11.02	499	4.01%	1.55%	(4.77)%
Touchstone Core Bond (Grandmaster ™)
	2012	130	14.04	1,829	5.45%	1.35%	3.85%
	2011	162	13.52	2,196	8.40%	1.35%	6.99%
	2010	30	12.64	375	3.11%	1.35%	6.12%
	2009	45	11.91	537	5.53%	1.35%	13.35%
	2008	43	10.51	450	4.04%	1.35%	(4.57)%
Touchstone Core Bond (IQ Advisor Standard ™)
	2012	12	14.73	178	5.98%	0.60%	4.65%
	2011	12	14.08	173	4.87%	0.60%	7.80%
	2010	13	13.06	164	3.62%	0.60%	6.93%
	2009	20	12.22	240	4.51%	0.60%	14.21%
	2008	26	10.70	275	4.40%	0.60%	(3.85)%

(1)  Results for periods of less than one year have been annualized.

(2)  Results for periods of less than one year have not been annualized.

* -  Less than 500.

Separate Account I

of

Integrity Life Insurance Company

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

					Investment
		Units	Unit	Net Assets	Income	Expense	Total
Subaccount	Year	(000s)	Value	(000s)	Ratio (1)	Ratio (1)	Return (2)
Affiliated (continued):
Touchstone Core Bond (IQ Annuity ™)
	2012	37	$15.29	$563	5.69%	1.45%	3.75%
	2011	41	14.74	602	4.95%	1.45%	6.88%
	2010	40	13.79	547	3.75%	1.45%	6.01%
	2009	42	13.01	546	4.48%	1.45%	13.23%
	2008	52	11.49	597	3.22%	1.45%	(4.67)%
Touchstone Core Bond (Pinnacle ™)
	2012	47	14.89	695	5.80%	1.35%	3.85%
Touchstone Core Bond (Pinnacle IV ™)
	2012	298	14.73	4,384	5.53%	1.45%	3.75%
Touchstone Core Bond (Pinnacle Plus ™)
	2012	38	13.49	519	5.02%	1.67%	3.52%
	2011	54	13.03	702	6.20%	1.67%	6.64%
	2010	32	12.22	395	3.98%	1.67%	5.78%
	2009	29	11.55	333	3.89%	1.67%	12.98%
	2008	60	10.22	614	4.30%	1.67%	(4.88)%
Touchstone Core Bond (PinnacleV ™)
	2012	353	13.02	4,599	6.19%	1.55%	3.64%
Touchstone Enhanced ETF (AdvantEdge ™)
	2012	43	10.31	442	0.82%	1.60%	12.28%
	2011	43	9.18	396	0.90%	1.60%	(5.54)%
	2010	40	9.72	387	2.05%	1.60%	9.72%
	2009	39	8.86	347	5.56%	1.60%	20.25%
	2008	16	7.37	117	28.51%	1.60%	(26.35)%
Touchstone Enhanced ETF (AnnuiChoice II ™)
	2012	8	14.90	120	0.55%	1.15%	12.79%
	2011	16	13.21	218	1.17%	1.15%	(5.11)%
	2010	8	13.92	113	2.04%	1.15%	10.22%
	2009	8	12.63	102	5.07%	1.15%	26.30%
Touchstone Enhanced ETF (AnnuiChoice ™)
	2012	33	12.62	417	0.46%	1.00%	12.96%
	2011	89	11.18	990	1.08%	1.00%	(4.96)%
	2010	57	11.76	666	2.00%	1.00%	10.39%
	2009	59	10.65	630	3.52%	1.00%	20.95%
	2008	59	8.81	522	5.89%	1.00%	(32.09)%
Touchstone Enhanced ETF (GrandMaster flex3 ™)
	2012	45	12.07	547	0.74%	1.55%	12.33%
	2011	56	10.74	599	0.56%	1.55%	(5.49)%
	2010	116	11.37	1,314	1.85%	1.55%	9.77%
	2009	148	10.35	1,535	1.95%	1.55%	20.28%
	2008	493	8.61	4,244	5.13%	1.55%	(32.47)%
Touchstone Enhanced ETF (Grandmaster ™)
	2012	6	12.27	74	0.68%	1.35%	12.56%
	2011	9	10.90	95	0.56%	1.35%	(5.30)%
	2010	18	11.51	207	1.47%	1.35%	10.00%
	2009	28	10.46	289	2.02%	1.35%	20.52%
	2008	86	8.68	746	6.33%	1.35%	(32.33)%

(1)  Results for periods of less than one year have been annualized.

(2)  Results for periods of less than one year have not been annualized.

* -  Less than 500.

Separate Account I

of

Integrity Life Insurance Company

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

					Investment
		Units	Unit	Net Assets	Income	Expense	Total
Subaccount	Year	(000s)	Value	(000s)	Ratio (1)	Ratio (1)	Return (2)
Affiliated (continued):
Touchstone Enhanced ETF (IQ Advisor Enhanced ™)
	2012	1	$13.80	$20	0.82%	0.80%	13.19%
	2011	1	12.19	18	0.54%	0.80%	(4.77)%
	2010	3	12.80	41	2.05%	0.80%	10.61%
	2009	3	11.57	37	3.40%	0.80%	21.20%
	2008	3	9.55	31	6.90%	0.80%	(31.95)%
Touchstone Enhanced ETF (IQ Advisor Standard ™)
	2012	13	14.03	176	0.79%	0.60%	13.42%
	2011	14	12.37	171	0.87%	0.60%	(4.58)%
	2010	14	12.97	179	2.05%	0.60%	10.83%
	2009	14	11.70	162	3.40%	0.60%	21.44%
	2008	14	9.63	135	5.40%	0.60%	(31.82)%
Touchstone Enhanced ETF (IQ Annuity ™)
	2012	271	12.17	3,301	0.80%	1.45%	12.45%
	2011	288	10.82	3,119	0.79%	1.45%	(5.39)%
	2010	342	11.44	3,915	1.96%	1.45%	9.89%
	2009	355	10.41	3,691	3.02%	1.45%	20.40%
	2008	465	8.64	4,019	6.68%	1.45%	(32.40)%
Touchstone Enhanced ETF (Pinnacle ™)
	2012	23	12.27	282	0.80%	1.35%	12.56%
	2011	24	10.90	265	0.86%	1.35%	(5.30)%
	2010	25	11.51	285	1.42%	1.35%	10.00%
	2009	52	10.46	544	1.81%	1.35%	20.52%
	2008	169	8.68	1,468	4.18%	1.35%	(32.33)%
Touchstone Enhanced ETF (Pinnacle IV ™)
	2012	51	12.17	621	0.74%	1.45%	12.45%
Touchstone Enhanced ETF (Pinnacle Plus ™)
	2012	19	11.95	229	0.74%	1.67%	12.20%
	2011	24	10.65	254	0.77%	1.67%	(5.60)%
	2010	30	11.28	336	2.02%	1.67%	9.64%
	2009	31	10.29	316	4.27%	1.67%	20.13%
	2008	4	8.56	33	2.59%	1.67%	(32.55)%
Touchstone Enhanced ETF (Pinnacle V ™)
	2012	5	14.68	75	0.40%	1.55%	12.33%
	2011	17	13.07	218	0.84%	1.55%	(5.49)%
	2010	18	13.83	247	1.92%	1.55%	9.77%
	2009	20	12.60	258	4.78%	1.55%	25.95%
Touchstone GMAB Aggressive ETF (AnnuiChoice II ™)
	2012	13	15.21	195	1.90%	1.75%	10.61%
	2011	13	13.75	179	1.40%	1.75%	(1.79)%
	2010	13	14.00	185	1.65%	1.75%	11.21%
	2009	13	12.59	170	3.33%	1.75%	25.90%
Touchstone GMAB Aggressive ETF (Pinnacle IV ™)
	2012	43	15.04	647	1.91%	2.05%	10.27%
	2011	43	13.64	588	1.38%	2.05%	(2.09)%
	2010	45	13.93	623	1.63%	2.05%	10.87%
	2009	46	12.56	574	3.33%	2.05%	25.64%

(1)  Results for periods of less than one year have been annualized.

(2)  Results for periods of less than one year have not been annualized.

* -  Less than 500.

Separate Account I

of

Integrity Life Insurance Company

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

					Investment
		Units	Unit	Net Assets	Income	Expense	Total
Subaccount	Year	(000s)	Value	(000s)	Ratio (1)	Ratio (1)	Return (2)
Affiliated (continued):
Touchstone GMAB Aggressive ETF (Pinnacle V ™)
	2012	42	$14.98	$622	1.90%	2.15%	10.16%
	2011	42	13.60	571	1.35%	2.15%	(2.19)%
	2010	46	13.91	637	1.60%	2.15%	10.76%
	2009	48	12.55	602	3.30%	2.15%	25.55%
Touchstone GMAB Conservative ETF (AnnuiChoice II ™)
	2012	20	12.81	262	3.30%	1.75%	4.86%
	2011	22	12.22	264	1.90%	1.75%	1.63%
	2010	22	12.02	265	2.21%	1.75%	6.90%
	2009	24	11.24	273	4.77%	1.75%	12.43%
Touchstone GMAB Conservative ETF (Pinnacle IV ™)
	2012	46	12.67	583	3.15%	2.05%	4.54%
	2011	53	12.12	642	1.88%	2.05%	1.32%
	2010	55	11.96	664	2.24%	2.05%	6.58%
	2009	59	11.22	657	4.61%	2.05%	12.19%
Touchstone GMAB Conservative ETF (Pinnacle V ™)
	2012	45	12.62	565	3.38%	2.15%	4.43%
	2011	45	12.08	541	1.92%	2.15%	1.22%
	2010	45	11.94	535	2.13%	2.15%	6.47%
	2009	48	11.21	536	4.66%	2.15%	12.11%
Touchstone GMAB Moderate ETF (AnnuiChoice II ™)
	2012	2	14.15	26	2.04%	1.75%	8.01%
	2011	2	13.10	24	2.05%	1.75%	0.06%
	2010	2	13.09	24	2.25%	1.75%	9.31%
	2009	2	11.97	22	4.71%	1.75%	19.74%
Touchstone GMAB Moderate ETF (AnnuiChoice ™)
	2012	3	14.23	36	2.00%	1.60%	8.18%
	2011	3	13.15	34	2.02%	1.60%	0.21%
	2010	3	13.12	36	2.18%	1.60%	9.48%
	2009	3	11.99	34	4.71%	1.60%	19.87%
Touchstone GMAB Moderate ETF (Pinnacle IV ™)
	2012	72	13.99	1,008	1.85%	2.05%	7.68%
	2011	87	12.99	1,128	1.98%	2.05%	(0.24)%
	2010	93	13.02	1,217	2.24%	2.05%	8.98%
	2009	94	11.95	1,124	4.69%	2.05%	19.49%
Touchstone GMAB Moderate ETF(Pinnacle V ™)
	2012	65	13.93	908	1.72%	2.15%	7.57%
	2011	90	12.95	1,163	2.03%	2.15%	(0.35)%
	2010	92	13.00	1,190	2.24%	2.15%	8.87%
	2009	90	11.94	1,076	4.68%	2.15%	19.40%
Touchstone High Yield (AdvantEdge ™)
	2012	79	14.29	1,132	6.55%	1.60%	11.62%
	2011	100	12.81	1,280	8.79%	1.60%	4.39%
	2010	92	12.27	1,133	14.04%	1.60%	10.85%
	2009	16	11.07	177	38.45%	1.60%	44.33%
Touchstone High Yield (AnnuiChoice II ™)
	2012	8	15.00	119	6.37%	1.15%	12.14%
	2011	11	13.37	142	8.43%	1.15%	4.87%
	2010	12	12.75	158	10.14%	1.15%	11.36%
	2009	10	11.45	114	4.80%	1.15%	44.95%
	2008	44	7.90	344	33.37%	1.15%	(25.06)%

(1)  Results for periods of less than one year have been annualized.

(2)  Results for periods of less than one year have not been annualized.

* -  Less than 500.

Separate Account I

of

Integrity Life Insurance Company

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

					Investment
		Units	Unit	Net Assets	Income	Expense	Total
Subaccount	Year	(000s)	Value	(000s)	Ratio (1)	Ratio (1)	Return (2)
Affiliated (continued):
Touchstone High Yield (AnnuiChoice ™)
	2012	16	$21.53	$336	7.47%	1.00%	12.31%
	2011	15	19.17	291	7.83%	1.00%	5.03%
	2010	21	18.26	375	8.29%	1.00%	11.53%
	2009	28	16.37	462	7.68%	1.00%	45.17%
	2008	27	11.28	307	5.65%	1.00%	(24.94)%
Touchstone High Yield (GrandMaster flex3 ™)
	2012	21	19.52	409	3.66%	1.55%	11.68%
	2011	66	17.48	1,151	11.48%	1.55%	4.45%
	2010	39	16.73	647	8.37%	1.55%	10.91%
	2009	42	15.09	640	2.84%	1.55%	44.37%
	2008	379	10.45	3,959	34.45%	1.55%	(25.36)%
Touchstone High Yield (Grandmaster ™)
	2012	13	16.36	218	4.34%	1.35%	11.91%
	2011	33	14.62	484	12.74%	1.35%	4.66%
	2010	14	13.97	197	7.64%	1.35%	11.13%
	2009	15	12.57	189	4.11%	1.35%	44.66%
	2008	61	8.69	532	24.06%	1.35%	(25.21)%
Touchstone High Yield (IQ Advisor Standard™)
	2012	*-	17.40	2	13.96%	0.60%	12.76%
	2011	*-	15.43	*-	0.00%	0.60%	5.45%
	2010	5	14.63	73	4.80%	0.60%	11.98%
	2009	15	13.07	196	10.65%	0.60%	45.76%
Touchstone High Yield (IQ Annuity ™)
	2012	25	20.23	500	5.76%	1.45%	11.79%
	2011	40	18.10	729	10.46%	1.45%	4.55%
	2010	30	17.31	521	3.90%	1.45%	11.02%
	2009	95	15.59	1,484	8.52%	1.45%	44.51%
	2008	57	10.79	614	6.89%	1.45%	(25.29)%
Touchstone High Yield (Pinnacle ™)
	2012	35	19.75	692	4.97%	1.35%	11.91%
	2011	71	17.65	1,253	8.14%	1.35%	4.66%
	2010	89	16.86	1,507	8.53%	1.35%	11.13%
	2009	108	15.17	1,633	5.04%	1.35%	44.66%
	2008	311	10.49	3,266	12.51%	1.35%	(25.21)%
Touchstone High Yield (Pinnacle IV ™)
	2012	278	19.54	5,433	7.76%	1.45%	11.79%
	2011	248	17.48	4,341	6.91%	1.45%	4.55%
	2010	414	16.72	6,923	9.00%	1.45%	11.02%
	2009	437	15.06	6,574	7.25%	1.45%	44.51%
	2008	339	10.42	3,527	13.25%	1.45%	(25.29)%
Touchstone High Yield (Pinnacle Plus II Reduced M&E ™)*
	2012	*-	19.80	5	13.96%	1.10%	8.50%
Touchstone High Yield (Pinnacle Plus ™)
	2012	20	16.99	339	8.10%	1.15%	11.54%
	2011	16	15.23	245	7.10%	1.15%	4.32%
	2010	26	14.60	374	7.82%	1.15%	10.77%
	2009	40	13.18	524	7.60%	1.67%	44.19%
	2008	30	9.14	272	6.44%	1.67%	(25.45)%

(1)  Results for periods of less than one year have been annualized.

(2)  Results for periods of less than one year have not been annualized.

* -  Less than 500.

Separate Account I

of

Integrity Life Insurance Company

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

					Investment
		Units	Unit	Net Assets	Income	Expense	Total
Subaccount	Year	(000s)	Value	(000s)	Ratio (1)	Ratio (1)	Return (2)
Affiliated (continued):
Touchstone High Yield (PinnacleV ™)
	2012	748	$13.48	$10,079	8.71%	1.55%	11.68%
	2011	503	12.07	6,067	7.58%	1.55%	4.45%
	2010	716	11.56	8,272	10.88%	1.55%	10.91%
	2009	473	10.42	4,928	9.41%	1.55%	44.37%
	2008	122	7.22	883	37.67%	1.55%	(25.36)%
Touchstone Large Cap Core Equity (AdvantEdge ™)
	2012	62	10.48	648	1.69%	1.60%	10.27%
	2011	61	9.50	581	2.47%	1.60%	1.38%
	2010	26	9.37	248	4.14%	1.60%	10.41%
	2009	1	8.49	11	3.89%	1.60%	22.11%
Touchstone Large Cap Core Equity (AnnuiChoice II ™)
	2012	32	11.22	358	1.73%	1.15%	10.78%
	2011	30	10.13	302	1.99%	1.15%	1.84%
	2010	23	9.95	232	1.82%	1.15%	10.91%
	2009	25	8.97	222	1.64%	1.15%	22.64%
	2008	20	7.31	147	2.26%	1.15%	(35.95)%
Touchstone Large Cap Core Equity (AnnuiChoice ™)
	2012	51	12.11	620	1.56%	1.00%	10.95%
	2011	59	10.91	648	1.30%	1.00%	1.99%
	2010	103	10.70	1,102	1.74%	1.00%	11.08%
	2009	127	9.63	1,222	1.53%	1.00%	22.82%
	2008	114	7.84	891	1.73%	1.00%	(35.85)%
Touchstone Large Cap Core Equity (GrandMaster flex3 ™)
	2012	15	12.33	188	1.16%	1.55%	10.33%
	2011	30	11.17	332	1.44%	1.55%	1.43%
	2010	43	11.01	478	1.72%	1.55%	10.46%
	2009	52	9.97	521	1.41%	1.55%	22.14%
	2008	52	8.16	424	1.20%	1.55%	(36.21)%
Touchstone Large Cap Core Equity (Grandmaster ™)
	2012	5	12.78	70	1.79%	1.35%	10.55%
	2011	5	11.56	55	0.15%	1.35%	1.63%
	2010	112	11.38	1,270	1.78%	1.35%	10.69%
	2009	131	10.28	1,343	2.71%	1.35%	22.39%
	2008	12	8.40	102	2.76%	1.35%	(36.08)%
Touchstone Large Cap Core Equity (IQ Advisor Standard ™)
	2012	2	13.24	22	1.65%	0.60%	11.40%
	2011	2	11.88	20	1.74%	0.60%	2.40%
	2010	2	11.60	20	1.86%	0.60%	11.53%
	2009	2	10.40	19	1.34%	0.60%	23.32%
	2008	2	8.44	16	0.56%	0.60%	(35.59)%
Touchstone Large Cap Core Equity (IQ Annuity ™)
	2012	32	11.74	371	1.49%	1.45%	10.44%
	2011	40	10.63	425	1.52%	1.45%	1.53%
	2010	54	10.47	561	1.52%	1.45%	10.57%
	2009	76	9.47	724	1.26%	1.45%	22.27%
	2008	95	7.74	735	1.67%	1.45%	(36.14)%

(1)  Results for periods of less than one year have been annualized.

(2)  Results for periods of less than one year have not been annualized.

* -  Less than 500.

Separate Account I

of

Integrity Life Insurance Company

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

					Investment
		Units	Unit	Net Assets	Income	Expense	Total
Subaccount	Year	(000s)	Value	(000s)	Ratio (1)	Ratio (1)	Return (2)
Affiliated (continued):
Touchstone Large Cap Core Equity (Pinnacle ™)
	2012	467	$13.32	$6,227	1.51%	1.35%	10.55%
	2011	570	12.05	6,869	1.65%	1.35%	1.63%
	2010	657	11.86	7,790	1.78%	1.35%	10.69%
	2009	762	10.71	8,169	1.31%	1.35%	22.39%
	2008	917	8.75	8,031	1.80%	1.35%	(36.08)%
Touchstone Large Cap Core Equity (Pinnacle IV ™)
	2012	272	13.18	3,592	1.68%	1.45%	10.44%
	2011	270	11.94	3,225	1.09%	1.45%	1.53%
	2010	613	11.76	7,200	1.90%	1.45%	10.58%
	2009	516	10.63	5,487	1.73%	1.45%	22.27%
	2008	203	8.70	1,768	1.64%	1.45%	(36.14)%
Touchstone Large Cap Core Equity (Pinnacle Plus II Reduced M&E ™)*
	2012	22	13.35	290	3.19%	1.10%	2.38%
Touchstone Large Cap Core Equity (Pinnacle Plus ™)
	2012	27	13.55	370	1.59%	1.67%	10.19%
	2011	30	12.30	372	1.24%	1.67%	1.30%
	2010	56	12.14	681	2.03%	1.67%	10.33%
	2009	46	11.00	506	1.69%	1.67%	21.99%
	2008	32	9.02	289	2.05%	1.67%	(36.29)%
Touchstone Large Cap Core Equity (PinnacleV ™)
	2012	719	9.12	6,560	1.91%	1.55%	10.33%
	2011	536	8.27	4,431	1.64%	1.55%	1.43%
	2010	618	8.15	5,041	2.50%	1.55%	10.46%
	2009	218	7.38	1,610	1.63%	1.55%	22.14%
	2008	24	6.04	147	2.68%	1.55%	(36.21)%
Touchstone Mid Cap Growth (AdvantEdge ™)
	2012	3	10.85	34	0.00%	1.60%	18.01%
	2011	3	9.19	29	0.10%	1.60%	(12.74)%
	2010	16	10.53	173	1.10%	1.60%	19.68%
	2009	2	8.80	21	0.12%	1.60%	36.80%
	2008	2	6.43	12	24.18%	1.60%	(35.66)%
Touchstone Mid Cap Growth (AnnuiChoice II ™)
	2012	95	12.53	1,187	0.00%	1.15%	18.55%
	2011	99	10.57	1,046	0.32%	1.15%	(12.35)%
	2010	105	12.05	1,262	0.23%	1.15%	20.23%
	2009	106	10.03	1,061	0.12%	1.15%	37.39%
	2008	91	7.30	665	3.98%	1.15%	(40.40)%
Touchstone Mid Cap Growth (AnnuiChoice ™)
	2012	87	18.56	1,622	0.00%	1.00%	18.73%
	2011	100	15.63	1,562	0.31%	1.00%	(12.21)%
	2010	115	17.81	2,040	0.21%	1.00%	20.41%
	2009	139	14.79	2,054	0.09%	1.00%	37.60%
	2008	178	10.75	1,909	3.56%	1.00%	(40.31)%
Touchstone Mid Cap Growth (GrandMaster flex3 ™)
	2012	29	17.92	524	0.00%	1.55%	18.07%
	2011	7	15.17	113	0.27%	1.55%	(12.70)%
	2010	11	17.38	187	0.17%	1.55%	19.74%
	2009	26	14.52	380	0.10%	1.55%	36.84%
	2008	29	10.61	303	1.73%	1.55%	(40.64)%

(1)  Results for periods of less than one year have been annualized.

(2)  Results for periods of less than one year have not been annualized.

* -  Less than 500.

Separate Account I

of

Integrity Life Insurance Company

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

					Investment
		Units	Unit	Net Assets	Income	Expense	Total
Subaccount	Year	(000s)	Value	(000s)	Ratio (1)	Ratio (1)	Return (2)
Affiliated (continued):
Touchstone Mid Cap Growth (Grandmaster ™)
	2012	8	$16.01	$134	0.00%	1.35%	18.31%
	2011	4	13.53	50	0.28%	1.35%	(12.52)%
	2010	5	15.47	79	0.12%	1.35%	19.99%
	2009	10	12.89	133	0.09%	1.35%	37.11%
	2008	12	9.40	116	3.13%	1.35%	(40.52)%
Touchstone Mid Cap Growth (IQ Advisor Standard ™)
	2012	*-	17.20	5	0.00%	0.60%	19.21%
	2011	*-	14.42	4	0.34%	0.60%	(11.86)%
	2010	*-	16.36	4	0.23%	0.60%	20.90%
	2009	*-	13.54	4	0.02%	0.60%	38.16%
	2008	5	9.80	53	3.11%	0.60%	(40.06)%
Touchstone Mid Cap Growth (IQ Annuity ™)
	2012	39	18.31	706	0.00%	1.45%	18.19%
	2011	38	15.50	593	0.32%	1.45%	(12.61)%
	2010	40	17.73	715	0.22%	1.45%	19.86%
	2009	47	14.79	700	0.10%	1.45%	36.97%
	2008	69	10.80	743	2.99%	1.45%	(40.58)%
Touchstone Mid Cap Growth (Pinnacle ™)
	2012	31	18.37	576	0.00%	1.35%	18.31%
	2011	40	15.53	622	0.31%	1.35%	(12.52)%
	2010	44	17.75	787	0.22%	1.35%	19.99%
	2009	50	14.79	738	0.09%	1.35%	37.11%
	2008	60	10.79	644	3.09%	1.35%	(40.52)%
Touchstone Mid Cap Growth (Pinnacle IV ™)
	2012	86	18.17	1,555	0.00%	1.45%	18.19%
	2011	82	15.37	1,254	0.29%	1.45%	(12.61)%
	2010	101	17.59	1,782	0.21%	1.45%	19.86%
	2009	136	14.68	1,998	0.10%	1.45%	36.97%
	2008	144	10.72	1,539	3.23%	1.45%	(40.58)%
Touchstone Mid Cap Growth (Pinnacle Plus II Reduced M&E ™)*
	2012	*-	18.41	6	0.00%	1.10%	3.03%
Touchstone Mid Cap Growth (Pinnacle Plus ™)
	2012	20	18.51	362	0.00%	1.67%	17.92%
	2011	29	15.69	449	0.37%	1.67%	(12.81)%
	2010	23	18.00	414	0.19%	1.67%	19.60%
	2009	28	15.05	427	0.11%	1.67%	36.67%
	2008	21	11.01	232	3.39%	1.67%	(40.71)%
Touchstone Mid Cap Growth (PinnacleV ™)
	2012	143	10.21	1,459	0.00%	1.55%	18.07%
	2011	142	8.65	1,229	0.36%	1.55%	(12.70)%
	2010	123	9.90	1,219	0.25%	1.55%	19.74%
	2009	92	8.27	759	0.12%	1.55%	36.84%
	2008	63	6.04	380	5.33%	1.55%	(40.64)%
Touchstone Moderate ETF (AdvantEdge ™)
	2012	89	11.23	999	2.04%	1.60%	8.18%
	2011	90	10.38	933	2.49%	1.60%	0.21%
	2010	58	10.36	605	2.79%	1.60%	9.48%
	2009	38	9.46	363	6.97%	1.60%	15.59%
	2008	17	8.19	138	4.04%	1.60%	(18.13)%

(1)  Results for periods of less than one year have been annualized.

(2)  Results for periods of less than one year have not been annualized.

* -  Less than 500.

Separate Account I

of

Integrity Life Insurance Company

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

					Investment
		Units	Unit	Net Assets	Income	Expense	Total
Subaccount	Year	(000s)	Value	(000s)	Ratio (1)	Ratio (1)	Return (2)
Affiliated (continued):
Touchstone Moderate ETF (AnnuiChoice II ™)
	2012	194	$11.26	$2,183	1.96%	1.15%	8.67%
	2011	212	10.36	2,201	2.08%	1.15%	0.67%
	2010	208	10.29	2,145	2.36%	1.15%	9.98%
	2009	180	9.36	1,682	6.02%	1.15%	16.10%
	2008	6	8.06	45	2.59%	1.15%	(19.38)%
Touchstone Moderate ETF (AnnuiChoice ™)
	2012	232	13.39	3,103	1.86%	1.00%	8.84%
	2011	280	12.30	3,446	1.97%	1.00%	0.82%
	2010	306	12.20	3,736	2.17%	1.00%	10.14%
	2009	313	11.08	3,464	3.07%	1.00%	16.27%
	2008	366	9.53	3,484	1.76%	1.00%	(21.14)%
Touchstone Moderate ETF (GrandMaster flex3 ™)
	2012	129	12.79	1,649	1.68%	1.55%	8.23%
	2011	187	11.82	2,206	1.86%	1.55%	0.26%
	2010	226	11.79	2,667	1.84%	1.55%	9.53%
	2009	366	10.76	3,936	2.94%	1.55%	15.63%
	2008	449	9.31	4,181	1.53%	1.55%	(21.58)%
Touchstone Moderate ETF (Grandmaster ™)
	2012	11	13.01	147	1.79%	1.35%	8.45%
	2011	18	11.99	214	1.91%	1.35%	0.47%
	2010	21	11.94	246	2.08%	1.35%	9.75%
	2009	21	10.88	230	2.02%	1.35%	15.86%
	2008	39	9.39	370	1.23%	1.35%	(21.42)%
Touchstone Moderate ETF (IQ Advisor Enhanced ™)
	2012	3	14.21	42	2.05%	0.80%	9.06%
	2011	3	13.03	38	1.91%	0.80%	1.03%
	2010	3	12.89	44	2.26%	0.80%	10.36%
	2009	3	11.68	40	3.41%	0.80%	16.51%
	2008	3	10.03	34	1.70%	0.80%	(20.98)%
Touchstone Moderate ETF (IQ Advisor Standard ™)
	2012	9	14.45	129	2.02%	0.60%	9.28%
	2011	9	13.22	121	2.07%	0.60%	1.23%
	2010	9	13.06	120	1.99%	0.60%	10.59%
	2009	11	11.81	126	3.55%	0.60%	16.74%
	2008	9	10.12	94	1.77%	0.60%	(20.82)%
Touchstone Moderate ETF (IQ Annuity ™)
	2012	149	12.90	1,923	1.95%	1.45%	8.34%
	2011	164	11.91	1,955	1.87%	1.45%	0.37%
	2010	198	11.86	2,346	2.13%	1.45%	9.64%
	2009	216	10.82	2,340	3.26%	1.45%	15.74%
	2008	236	9.35	2,205	1.57%	1.45%	(21.50)%
Touchstone Moderate ETF (Pinnacle ™)
	2012	38	13.01	495	1.80%	1.35%	8.45%
	2011	49	11.99	584	1.89%	1.35%	0.47%
	2010	57	11.94	685	1.38%	1.35%	9.75%
	2009	123	10.88	1,332	2.95%	1.35%	15.86%
	2008	194	9.39	1,818	1.71%	1.35%	(21.42)%

(1)  Results for periods of less than one year have been annualized.

(2)  Results for periods of less than one year have not been annualized.

* -  Less than 500.

Separate Account I

of

Integrity Life Insurance Company

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

					Investment
		Units	Unit	Net Assets	Income	Expense	Total
Subaccount	Year	(000s)	Value	(000s)	Ratio (1)	Ratio (1)	Return (2)
Affiliated (continued):
Touchstone Moderate ETF (Pinnacle IV ™)
	2012	266	$12.90	$3,437	1.91%	1.45%	8.34%
	2011	305	11.91	3,627	1.81%	1.45%	0.37%
	2010	390	11.86	4,624	2.18%	1.45%	9.64%
	2009	418	10.82	4,519	4.00%	1.45%	15.74%
	2008	220	9.35	2,057	1.78%	1.45%	(21.50)%
Touchstone Moderate ETF (Pinnacle Plus ™)
	2012	32	12.67	402	1.75%	1.67%	8.10%
	2011	43	11.72	500	1.63%	1.67%	0.14%
	2010	65	11.70	765	2.07%	1.67%	9.40%
	2009	75	10.70	799	3.63%	1.67%	15.49%
	2008	43	9.26	403	1.99%	1.67%	(21.68)%
Touchstone Moderate ETF (Pinnacle V ™)
	2012	357	11.05	3,942	2.01%	1.55%	8.23%
	2011	364	10.21	3,721	2.13%	1.55%	0.26%
	2010	344	10.18	3,504	2.57%	1.55%	9.53%
	2009	243	9.30	2,255	6.43%	1.55%	15.63%
	2008	8	8.04	61	2.53%	1.55%	(19.60)%
Touchstone Money Market (AdvantEdge ™)
	2012	6	9.59	56	0.02%	1.60%	(1.60)%
	2011	99	9.74	960	0.01%	1.60%	(1.58)%
	2010	142	9.90	1,408	0.21%	1.60%	(1.42)%
	2009	135	10.04	1,356	0.55%	1.60%	(0.71)%
	2008	19	10.11	191	2.53%	1.60%	1.12%
Touchstone Money Market (AnnuiChoice II ™)
	2012	51	9.64	491	0.01%	1.15%	(1.15)%
	2011	197	9.75	1,917	0.01%	1.15%	(1.13)%
	2010	198	9.86	1,953	0.17%	1.15%	(0.97)%
	2009	260	9.96	2,591	0.54%	1.15%	(0.42)%
Touchstone Money Market (AnnuiChoice ™)
	2012	91	11.15	1,012	0.01%	1.00%	(0.99)%
	2011	123	11.26	1,384	0.01%	1.00%	(0.98)%
	2010	152	11.37	1,729	0.16%	1.00%	(0.82)%
	2009	256	11.47	2,938	0.65%	1.00%	(0.12)%
	2008	5	11.48	61	2.93%	1.00%	1.96%
Touchstone Money Market (GrandMaster flex3™)
	2012	134	10.37	1,394	0.01%	1.55%	(1.55)%
	2011	121	10.53	1,275	0.02%	1.55%	(1.53)%
	2010	131	10.70	1,405	0.14%	1.55%	(1.37)%
	2009	182	10.84	1,969	0.67%	1.55%	(0.68)%
Touchstone Money Market (Grandmaster ™)
	2012	290	10.60	3,069	0.01%	1.35%	(1.35)%
	2011	306	10.74	3,287	0.01%	1.35%	(1.33)%
	2010	363	10.89	3,951	0.16%	1.35%	(1.17)%
	2009	517	11.02	5,700	0.97%	1.35%	(0.48)%
	2008	821	11.07	9,087	2.91%	1.35%	1.60%
Touchstone Money Market (IQ Advisor Enhanced ™)
	2012	55	9.84	545	0.01%	0.60%	(0.59)%
	2011	14	9.90	138	0.02%	0.60%	(0.59)%
	2010	26	9.95	257	0.15%	0.60%	(0.42)%
	2009	50	10.00	501	0.60%	0.60%	(0.04)%

(1)  Results for periods of less than one year have been annualized.

(2)  Results for periods of less than one year have not been annualized.

* -  Less than 500.

Separate Account I

of

Integrity Life Insurance Company

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

					Investment
		Units	Unit	Net Assets	Income	Expense	Total
Subaccount	Year	(000s)	Value	(000s)	Ratio (1)	Ratio (1)	Return (2)
Affiliated (continued):
Touchstone Money Market (IQ Annuity ™)
	2012	20	$10.55	$207	0.01%	1.45%	(1.45)%
	2011	44	10.71	476	0.02%	1.45%	(1.43)%
	2010	8	10.86	87	0.05%	1.45%	(1.27)%
	2009	27	11.00	302	0.95%	1.45%	(0.58)%
	2008	59	11.07	649	2.95%	1.45%	1.49%
Touchstone Money Market (IQ3 ™)
	2012	416	10.55	4,395	0.01%	1.45%	(1.45)%
	2011	282	10.71	3,020	0.02%	1.45%	(1.43)%
	2010	327	10.86	3,554	0.17%	1.45%	(1.27)%
	2009	412	11.00	4,528	0.59%	1.45%	10.02%
	2008	10	11.07	105	2.93%	1.45%	1.49%
Touchstone Money Market (Pinnacle ™)
	2012	287	10.60	3,039	0.01%	1.35%	(1.35)%
	2011	321	10.74	3,451	0.01%	1.35%	(1.33)%
	2010	430	10.89	4,684	0.16%	1.35%	(1.17)%
	2009	632	11.01	6,956	0.98%	1.35%	(0.48)%
	2008	997	11.07	11,039	2.93%	1.35%	1.60%
Touchstone Money Market (Pinnacle IV ™)
	2012	280	10.48	2,931	0.01%	1.45%	(1.45)%
	2011	504	10.64	5,359	0.01%	1.45%	(1.43)%
	2010	428	10.79	4,617	0.16%	1.45%	(1.27)%
	2009	631	10.93	6,901	0.66%	1.45%	(0.58)%
	2008	*-	10.99	3	2.93%	1.45%	1.49%
Touchstone Money Market (Pinnacle Plus II Reduced M&E ™)*
	2012	6	10.62	65	0.02%	1.10%	(0.95)%
Touchstone Money Market (Pinnacle Plus ™)
	2012	105	9.45	992	0.01%	1.67%	(1.67)%
	2011	128	9.61	1,228	0.01%	1.67%	(1.65)%
	2010	175	9.77	1,711	0.17%	1.67%	(1.49)%
	2009	278	9.92	2,759	0.58%	1.67%	(0.78)%
Touchstone Money Market (Pinnacle V ™)
	2012	236	9.50	2,238	0.00%	1.55%	(1.55)%
	2011	642	9.64	6,188	0.01%	1.55%	(1.53)%
	2010	335	9.79	3,278	0.17%	1.55%	(1.37)%
	2009	223	9.93	2,214	0.60%	1.55%	(0.70)%
Touchstone Third Avenue Value (AdvantEdge ™)
	2012	39	9.67	382	0.00%	1.60%	18.77%
	2011	67	8.14	542	2.27%	1.60%	(16.67)%
	2010	70	9.77	684	7.15%	1.60%	18.28%
	2009	62	8.26	513	6.33%	1.60%	29.31%
	2008	3	6.39	19	4.48%	1.60%	(36.12)%
Touchstone Third Avenue Value (AnnuiChoice II ™ )
	2012	80	9.96	799	0.00%	1.15%	19.32%
	2011	97	8.35	808	2.28%	1.15%	(16.28)%
	2010	101	9.97	1,008	6.41%	1.15%	18.82%
	2009	107	8.39	895	2.45%	1.15%	29.88%
	2008	81	6.46	526	2.25%	1.15%	(39.21)%

(1)  Results for periods of less than one year have been annualized.

(2)  Results for periods of less than one year have not been annualized.

* -  Less than 500.

Separate Account I

of

Integrity Life Insurance Company

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

					Investment
		Units	Unit	Net Assets	Income	Expense	Total
Subaccount	Year	(000s)	Value	(000s)	Ratio (1)	Ratio (1)	Return (2)
Affiliated (continued):
Touchstone Third Avenue Value (AnnuiChoice ™)
	2012	96	$18.75	$1,792	0.00%	1.00%	19.50%
	2011	120	15.69	1,881	1.96%	1.00%	(16.16)%
	2010	162	18.71	3,039	5.99%	1.00%	19.00%
	2009	206	15.72	3,245	1.80%	1.00%	30.07%
	2008	300	12.09	3,624	1.55%	1.00%	(39.12)%
Touchstone Third Avenue Value (GrandMaster flex3 ™)
	2012	37	15.27	563	0.00%	1.55%	18.84%
	2011	45	12.85	575	1.91%	1.55%	(16.62)%
	2010	63	15.41	972	3.85%	1.55%	18.34%
	2009	141	13.02	1,832	1.88%	1.55%	29.35%
	2008	236	10.07	2,375	1.83%	1.55%	(39.46)%
Touchstone Third Avenue Value (Grandmaster ™)
	2012	57	14.47	822	0.00%	1.35%	19.08%
	2011	67	12.15	818	2.15%	1.35%	(16.45)%
	2010	78	14.54	1,137	6.05%	1.35%	18.58%
	2009	99	12.27	1,214	2.06%	1.35%	29.61%
	2008	119	9.46	1,130	1.69%	1.35%	(39.34)%
Touchstone Third Avenue Value (IQ Advisor Enhanced ™)
	2012	*-	14.79	1	0.00%	0.80%	19.74%
	2011	*-	12.35	1	0.82%	0.80%	(15.99)%
	2010	*-	14.70	5	6.72%	0.80%	19.24%
	2009	*-	12.33	4	2.16%	0.80%	30.34%
	2008	*-	9.46	3	1.94%	0.80%	(39.00)%
Touchstone Third Avenue Value (IQ Advisor Standard ™)
	2012	24	15.06	356	0.00%	0.60%	19.99%
	2011	28	12.55	354	1.72%	0.60%	(15.82)%
	2010	47	14.91	703	6.52%	0.60%	19.48%
	2009	49	12.48	611	2.01%	0.60%	30.60%
	2008	52	9.55	499	2.60%	0.60%	(38.87)%
Touchstone Third Avenue Value (IQ Annuity ™)
	2012	131	16.27	2,133	0.00%	1.45%	18.96%
	2011	150	13.68	2,045	2.13%	1.45%	(16.54)%
	2010	175	16.39	2,876	6.19%	1.45%	18.46%
	2009	208	13.83	2,872	2.03%	1.45%	29.48%
	2008	248	10.68	2,645	1.62%	1.45%	(39.40)%
Touchstone Third Avenue Value (Pinnacle ™)
	2012	107	49.30	5,285	0.00%	1.35%	19.08%
	2011	136	41.40	5,611	2.09%	1.35%	(16.45)%
	2010	165	49.55	8,165	6.29%	1.35%	18.58%
	2009	189	41.79	7,887	1.95%	1.35%	29.61%
	2008	233	32.24	7,526	1.65%	1.35%	(39.34)%
Touchstone Third Avenue Value (Pinnacle IV ™)
	2012	188	16.34	3,076	0.00%	1.45%	18.96%
	2011	219	13.74	3,014	1.90%	1.45%	(16.54)%
	2010	311	16.46	5,122	6.01%	1.45%	18.46%
	2009	391	13.90	5,438	1.97%	1.45%	29.48%
	2008	492	10.73	5,275	1.55%	1.45%	(39.40)%
Touchstone Third Avenue Value (Pinnacle Plus II Reduced M&E ™)*
	2012	8	49.40	372	0.00%	1.10%	4.25%

(1)  Results for periods of less than one year have been annualized.

(2)  Results for periods of less than one year have not been annualized.

* -  Less than 500.

Separate Account I

of

Integrity Life Insurance Company

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

					Investment
		Units	Unit	Net Assets	Income	Expense	Total
Subaccount	Year	(000s)	Value	(000s)	Ratio (1)	Ratio (1)	Return (2)
Affiliated (continued):
Touchstone Third Avenue Value (Pinnacle Plus ™)
	2012	50	$17.18	$863	0.00%	1.67%	18.69%
	2011	54	14.48	777	2.07%	1.67%	(16.72)%
	2010	66	17.38	1,149	6.21%	1.67%	18.20%
	2009	73	14.71	1,074	2.13%	1.67%	29.19%
	2008	68	11.38	775	1.62%	1.67%	(39.53)%
Touchstone Third Avenue Value (Pinnacle V ™)
	2012	59	8.25	487	0.00%	1.55%	18.84%
	2011	115	6.94	801	2.16%	1.55%	(16.62)%
	2010	133	8.32	1,103	6.42%	1.55%	18.34%
	2009	137	7.03	961	2.23%	1.55%	29.35%
	2008	101	5.44	547	3.31%	1.55%	(39.46)%
Non-Affiliated:
JP Morgan IT Mid Cap Value (AnnuiChoice ™)
	2012	6	19.40	123	1.14%	1.00%	19.17%
	2011	10	16.28	166	1.36%	1.00%	1.14%
	2010	12	16.10	194	1.20%	1.00%	22.22%
	2009	14	13.17	183	0.00%	1.00%	31.71%
JP Morgan IT Mid Cap Value (GrandMaster flex3 ™)
	2012	7	19.01	128	1.15%	1.55%	18.50%
	2011	8	16.04	130	1.25%	1.55%	0.58%
	2010	13	15.95	200	1.34%	1.55%	21.54%
	2009	29	13.12	382	0.00%	1.55%	31.20%
JP Morgan IT Mid Cap Value (Grandmaster ™)
	2012	4	19.15	71	1.12%	1.35%	18.74%
	2011	4	16.13	66	1.36%	1.35%	0.79%
	2010	4	16.00	71	1.17%	1.35%	21.79%
	2009	4	13.14	59	0.00%	1.35%	31.38%
JP Morgan IT Mid Cap Value (IQ3 ™)
	2012	3	19.08	59	1.07%	1.45%	18.62%
	2011	3	16.08	55	1.33%	1.45%	0.68%
	2010	4	15.97	63	1.14%	1.45%	21.67%
	2009	9	13.13	118	0.00%	1.45%	31.29%
JP Morgan IT Mid Cap Value (Pinnacle ™)
	2012	4	19.15	77	1.06%	1.35%	18.74%
	2011	4	16.13	72	1.37%	1.35%	0.79%
	2010	5	16.00	84	1.18%	1.35%	21.79%
	2009	6	13.14	75	0.00%	1.35%	31.38%
JP Morgan IT Mid Cap Value (Pinnacle IV ™)
	2012	21	19.08	403	1.19%	1.45%	18.62%
	2011	27	16.08	438	1.32%	1.45%	0.68%
	2010	29	15.97	467	1.20%	1.45%	21.67%
	2009	32	13.13	423	0.00%	1.45%	31.29%
JP Morgan IT Mid Cap Value (Pinnacle Plus ™)
	2012	4	18.92	70	1.06%	1.67%	18.36%
	2011	4	15.99	67	1.43%	1.67%	0.46%
	2010	5	15.91	82	1.92%	1.67%	21.40%
	2009	14	13.11	182	0.00%	1.67%	31.09%

(1)  Results for periods of less than one year have been annualized.

(2)  Results for periods of less than one year have not been annualized.

* - Less than 500.

Separate Account I

of

Integrity Life Insurance Company

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

					Investment
		Units	Unit	Net Assets	Income	Expense	Total
Subaccount	Year	(000s)	Value	(000s)	Ratio (1)	Ratio (1)	Return (2)
Non-Affiliated (continued):
Van Kampen UIF Emerging Markets Debt (Pinnacle ™)
	2012	26	$26.72	$703	2.65%	1.35%	16.36%
	2011	34	22.96	782	4.22%	1.35%	5.59%
	2010	35	21.75	757	2.25%	1.35%	8.26%
	2009	132	20.09	2,651	9.76%	1.35%	28.45%
	2008	50	15.64	780	9.54%	1.35%	(16.13)%
Van Kampen UIF Emerging Markets Debt (Pinnacle Plus II Reduced M&E ™)*
	2012	1	26.78	38	5.29%	1.10%	12.76%
Van Kampen UIF U.S. Real Estate (Pinnacle ™)
	2012	42	32.72	1,375	0.85%	1.35%	14.27%
	2011	45	28.64	1,283	0.84%	1.35%	4.49%
	2010	55	27.41	1,518	2.15%	1.35%	28.21%
	2009	63	21.38	1,356	3.38%	1.35%	26.62%
	2008	77	16.88	1,291	9.48%	1.35%	(38.74)%
Non-Affiliated Initial Class:
Fidelity VIP Balanced (Pinnacle ™)
	2012	135	11.53	1,558	6.69%	1.35%	13.51%
	2011	171	10.16	1,732	1.89%	1.35%	(4.91)%
	2010	187	10.68	1,995	3.04%	1.35%	6.82%
Fidelity VIP Balanced (Pinnacle Plus II Reduced M&E ™)*
	2012	*-	11.56	5	6.18%	1.10%	3.47%
Fidelity VIP Overseas (Pinnacle ™)
	2012	27	7.96	217	2.06%	1.35%	19.10%
	2011	37	6.68	250	1.55%	1.35%	(18.28)%
	2010	46	8.18	373	1.44%	1.35%	11.59%
	2009	58	7.33	425	2.46%	1.35%	24.82%
	2008	68	5.87	398	4.63%	1.35%	(44.57)%
Fidelity VIP Overseas (Pinnacle IV ™)
	2012	15	7.91	115	1.85%	1.45%	18.98%
	2011	24	6.65	160	1.48%	1.45%	(18.36)%
	2010	32	8.15	261	1.41%	1.45%	11.48%
	2009	48	7.31	350	2.33%	1.45%	24.70%
	2008	61	5.86	357	4.79%	1.45%	(44.62)%
Fidelity VIP Equity-Income (Grandmaster ™)
	2012	164	55.21	9,035	9.43%	1.35%	15.72%
	2011	188	47.71	8,963	2.44%	1.35%	(0.39)%
	2010	212	47.90	10,150	1.75%	1.35%	13.60%
	2009	245	42.17	10,341	2.18%	1.35%	28.45%
	2008	315	32.83	10,352	2.24%	1.35%	(43.43)%
Fidelity VIP Equity-Income (Pinnacle ™)
	2012	155	15.94	2,474	9.38%	1.35%	15.72%
	2011	184	13.78	2,541	2.33%	1.35%	(0.39)%
	2010	226	13.83	3,124	1.71%	1.35%	13.60%
	2009	293	12.17	3,572	2.27%	1.35%	28.45%
	2008	335	9.48	3,174	2.21%	1.35%	(43.43)%
Fidelity VIP Equity-Income (Pinnacle Plus II Reduced M&E ™)*
	2012	3	15.98	41	13.67%	1.10%	8.72%

(1)  Results for periods of less than one year have been annualized.

(2)  Results for periods of less than one year have not been annualized.

* - Less than 500.

Separate Account I

of

Integrity Life Insurance Company

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

					Investment
		Units	Unit	Net Assets	Income	Expense	Total
Subaccount	Year	(000s)	Value	(000s)	Ratio (1)	Ratio (1)	Return (2)
Non-Affiliated Initial Class (continued):
Fidelity VIP Growth (Grandmaster ™)
	2012	103	$63.22	$6,526	0.60%	1.35%	13.13%
	2011	120	55.88	6,709	0.72%	1.35%	(1.15)%
	2010	130	56.53	7,373	0.60%	1.35%	22.50%
	2009	149	46.14	6,864	0.52%	1.35%	26.56%
	2008	172	36.46	6,284	0.74%	1.35%	(47.88)%
Fidelity VIP High Income (Grandmaster ™)
	2012	128	24.69	3,171	5.93%	1.35%	12.68%
	2011	131	21.91	2,860	6.33%	1.35%	2.63%
	2010	160	21.35	3,413	8.84%	1.35%	12.29%
	2009	165	19.01	3,144	8.44%	1.35%	42.02%
	2008	152	13.39	2,039	7.01%	1.35%	(26.00)%
Fidelity VIP II Asset Manager (Grandmaster ™)
	2012	151	41.78	6,303	2.23%	1.35%	10.96%
	2011	171	37.66	6,428	2.38%	1.35%	(3.87)%
	2010	192	39.17	7,530	2.18%	1.35%	12.72%
	2009	213	34.75	7,409	2.54%	1.35%	27.37%
	2008	245	27.28	6,672	8.48%	1.35%	(29.68)%
Fidelity VIP II Contrafund (Grandmaster ™)
	2012	234	45.76	10,690	1.33%	1.35%	14.84%
	2011	270	39.85	10,761	0.97%	1.35%	(3.84)%
	2010	311	41.44	12,890	1.28%	1.35%	15.64%
	2009	339	35.84	12,148	1.37%	1.35%	33.88%
	2008	464	26.77	12,411	0.99%	1.35%	(43.29)%
Fidelity VIP II Contrafund (Pinnacle ™)
	2012	264	22.51	5,932	1.27%	1.35%	14.84%
	2011	330	19.60	6,471	0.92%	1.35%	(3.84)%
	2010	424	20.38	8,644	1.27%	1.35%	15.64%
	2009	451	17.63	7,945	1.39%	1.35%	33.88%
	2008	566	13.17	7,446	1.06%	1.35%	(43.29)%
Fidelity VIP II Contrafund (Pinnacle Plus II Reduced M&E ™)*
	2012	3	22.56	62	2.65%	1.10%	4.99%
Fidelity VIP II Index 500 (Grandmaster ™)
	2012	119	34.70	4,127	3.42%	1.35%	14.34%
	2011	137	30.35	4,165	4.32%	1.35%	0.67%
	2010	158	30.15	4,761	1.99%	1.35%	13.47%
	2009	184	26.57	4,900	2.47%	1.35%	24.90%
	2008	225	21.27	4,793	1.96%	1.35%	(37.85)%
Fidelity VIP II Index 500 (IQ Annuity ™)
	2012	27	11.44	307	3.43%	1.45%	14.23%
	2011	29	10.01	291	4.33%	1.45%	0.56%
	2010	31	9.96	313	2.02%	1.45%	13.36%
	2009	39	8.78	343	2.13%	1.45%	24.77%
	2008	58	7.04	410	1.99%	1.45%	(37.92)%
Fidelity VIP II Index 500 (Pinnacle ™)
	2012	259	10.00	2,589	3.42%	1.35%	14.34%
	2011	328	8.75	2,866	4.34%	1.35%	0.67%
	2010	370	8.69	3,217	1.97%	1.35%	13.47%
	2009	445	7.66	3,407	2.52%	1.35%	24.90%
	2008	515	6.13	3,160	1.92%	1.35%	(37.85)%

(1)  Results for periods of less than one year have been annualized.

(2)  Results for periods of less than one year have not been annualized.

* -  Less than 500.

Separate Account I

of

Integrity Life Insurance Company

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

					Investment
		Units	Unit	Net Assets	Income	Expense	Total
Subaccount	Year	(000s)	Value	(000s)	Ratio (1)	Ratio (1)	Return (2)
Non-Affiliated Initial Class (continued):
Fidelity VIP II Index 500 (Pinnacle IV ™)
	2012	18	$9.94	$177	3.26%	1.45%	14.23%
	2011	28	8.70	243	4.34%	1.45%	0.56%
	2010	30	8.66	260	1.95%	1.45%	13.36%
	2009	74	7.64	566	2.53%	1.45%	24.77%
	2008	79	6.12	486	1.99%	1.45%	(37.92)%
Fidelity VIP II Index 500 (Pinnacle Plus II Reduced M&E ™)*
	2012	4	10.02	39	4.42%	1.10%	6.02%
Fidelity VIP II Investment Grade Bond (Pinnacle ™)
	2012	152	13.03	1,974	4.54%	1.35%	4.46%
	2011	200	12.47	2,494	5.64%	1.35%	5.89%
	2010	255	11.78	3,004	4.22%	1.35%	6.35%
	2009	301	11.07	3,329	9.18%	1.35%	14.16%
	2008	344	9.70	3,335	4.61%	1.35%	(4.56)%
Fidelity VIP II Investment Grade Bond (Pinnacle IV ™)
	2012	76	12.95	988	4.62%	1.45%	4.36%
	2011	98	12.41	1,212	5.17%	1.45%	5.78%
	2010	173	11.73	2,028	4.31%	1.45%	6.24%
	2009	244	11.04	2,692	9.11%	1.45%	14.05%
	2008	277	9.68	2,679	4.61%	1.45%	(4.66)%
Fidelity VIP II Investment Grade Bond (Pinnacle Plus II Reduced M&E ™)*
	2012	20	13.06	261	8.51%	1.10%	3.82%
Fidelity VIP II Investment Grade Bond (AnnuiChoice ™)
	2012	29	13.29	380	4.88%	1.00%	4.83%
	2011	31	12.68	392	5.80%	1.00%	6.26%
	2010	35	11.93	414	4.38%	1.00%	6.73%
	2009	41	11.18	458	9.40%	1.00%	14.57%
	2008	62	9.76	604	4.51%	1.00%	(4.22)%
Fidelity VIP II Investment Grade Bond (AnnuiChoice II ™)
	2012	4	13.18	53	5.04%	1.15%	4.68%
	2011	4	12.59	51	5.95%	1.15%	6.10%
	2010	4	11.86	48	3.00%	1.15%	6.57%
	2009	8	11.13	89	9.05%	1.15%	14.39%
	2008	8	9.73	78	4.15%	1.15%	(4.36)%
Fidelity VIP II Investment Grade Bond (Grandmaster flex3 ™)
	2012	17	12.88	216	4.61%	1.55%	4.25%
	2011	20	12.35	253	5.29%	1.55%	5.68%
	2010	33	11.69	382	3.64%	1.55%	6.14%
	2009	49	11.01	538	9.70%	1.55%	13.93%
	2008	73	9.67	709	5.04%	1.55%	(4.75)%
Fidelity VIP II Investment Grade Bond (Grandmaster ™)
	2012	68	39.10	2,664	4.77%	1.35%	4.46%
	2011	80	37.43	2,984	5.79%	1.35%	5.89%
	2010	92	35.35	3,238	4.55%	1.35%	6.35%
	2009	103	33.24	3,424	9.36%	1.35%	14.16%
	2008	129	29.11	3,746	4.79%	1.35%	(4.56)%

(1)  Results for periods of less than one year have been annualized.

(2)  Results for periods of less than one year have not been annualized.

* -  Less than 500.

Separate Account I

of

Integrity Life Insurance Company

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

					Investment
		Units	Unit	Net Assets	Income	Expense	Total
Subaccount	Year	(000s)	Value	(000s)	Ratio (1)	Ratio (1)	Return (2)
Non-Affiliated Initial Class (continued):
Fidelity VIP II Investment Grade Bond (IQ Annuity ™)
	2012	58	$18.45	$1,067	4.98%	1.45%	4.36%
	2011	60	17.68	1,058	5.83%	1.45%	5.78%
	2010	65	16.71	1,091	4.63%	1.45%	6.24%
	2009	69	15.73	1,083	9.09%	1.45%	14.05%
	2008	89	13.79	1,226	4.60%	1.45%	(4.66)%
Fidelity VIP II Investment Grade Bond (Pinnacle Plus ™)
	2012	6	12.79	79	4.68%	1.67%	4.12%
	2011	8	12.28	92	5.97%	1.67%	5.55%
	2010	8	11.64	90	4.40%	1.67%	6.01%
	2009	10	10.98	109	8.79%	1.67%	13.79%
	2008	15	9.65	143	4.72%	1.67%	(4.87)%
Fidelity VIP III Balanced (Grandmaster ™)
	2012	102	18.73	1,904	6.68%	1.35%	13.51%
	2011	120	16.50	1,977	1.90%	1.35%	(4.91)%
	2010	132	17.36	2,286	2.72%	1.35%	16.48%
	2009	48	14.90	721	2.02%	1.35%	36.73%
	2008	66	10.90	722	2.78%	1.35%	(34.85)%
Fidelity VIP Overseas (AnnuiChoice ™)
	2012	14	8.12	110	2.07%	1.00%	19.53%
	2011	18	6.80	124	1.68%	1.00%	(17.99)%
	2010	19	8.29	154	1.55%	1.00%	11.99%
	2009	22	7.40	165	2.40%	1.00%	25.27%
	2008	28	5.91	168	4.77%	1.00%	(44.37)%
Fidelity VIP Overseas (AnnuiChoice II ™)
	2012	7	8.05	58	2.35%	1.15%	19.35%
	2011	8	6.75	51	1.66%	1.15%	(18.11)%
	2010	8	8.24	65	1.54%	1.15%	11.82%
	2009	9	7.37	67	2.55%	1.15%	25.08%
	2008	9	5.89	54	4.87%	1.15%	(44.45)%
Fidelity VIP Overseas (Grandmaster flex3 ™)
	2012	*-	7.87	2	2.32%	1.55%	18.86%
	2011	*-	6.62	2	0.52%	1.55%	(18.45)%
	2010	4	8.12	30	1.58%	1.55%	11.36%
	2009	4	7.29	32	2.53%	1.55%	24.57%
	2008	5	5.85	29	3.45%	1.55%	(44.68)%
Fidelity VIP Overseas (Grandmaster ™)
	2012	85	28.51	2,430	2.22%	1.35%	19.10%
	2011	99	23.94	2,381	1.65%	1.35%	(18.28)%
	2010	104	29.29	3,056	1.56%	1.35%	11.59%
	2009	121	26.25	3,188	2.42%	1.35%	24.82%
	2008	147	21.03	3,085	4.87%	1.35%	(44.57)%
Fidelity VIP Overseas (IQ Annuity ™)
	2012	3	7.91	20	2.36%	1.45%	18.98%
	2011	3	6.65	17	1.43%	1.45%	(18.36)%
	2010	4	8.15	29	1.36%	1.45%	11.48%
	2009	6	7.31	43	1.53%	1.45%	24.70%
	2008	14	5.86	85	4.36%	1.45%	(44.62)%

(1)  Results for periods of less than one year have been annualized.

(2)  Results for periods of less than one year have not been annualized.

* -  Less than 500.

Separate Account I

of

Integrity Life Insurance Company

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

					Investment
		Units	Unit	Net Assets	Income	Expense	Total
Subaccount	Year	(000s)	Value	(000s)	Ratio (1)	Ratio (1)	Return (2)
Non-Affiliated Initial Class (continued):
Fidelity VIP Overseas (Pinnacle Plus ™)
	2012	7	$7.81	$54	2.12%	1.67%	18.72%
	2011	10	6.58	63	1.50%	1.67%	(18.55)%
	2010	12	8.08	100	1.49%	1.67%	11.23%
	2009	15	7.27	106	2.25%	1.67%	24.42%
	2008	19	5.84	108	4.61%	1.67%	(44.75)%
Non-Affiliated Service Class:
Fidelity VIP Equity-Income (IQ Annuity ™)
	2012	27	13.02	346	9.29%	1.45%	15.48%
	2011	32	11.27	358	2.42%	1.45%	(0.60)%
	2010	33	11.34	379	1.69%	1.45%	13.42%
	2009	37	10.00	366	1.92%	1.45%	28.15%
	2008	60	7.80	468	2.39%	1.45%	(43.54)%
Fidelity VIP Growth (IQ Annuity ™)
	2012	32	10.16	327	0.49%	1.45%	12.88%
	2011	38	9.00	343	0.62%	1.45%	(1.31)%
	2010	40	9.12	364	0.51%	1.45%	22.26%
	2009	43	7.46	319	0.40%	1.45%	26.29%
	2008	52	5.91	306	0.68%	1.45%	(48.00)%
Fidelity VIP Growth (Pinnacle ™)
	2012	49	10.20	500	0.45%	1.35%	12.99%
	2011	67	9.03	605	0.60%	1.35%	(1.21)%
	2010	78	9.14	717	0.50%	1.35%	22.38%
	2009	95	7.47	712	0.42%	1.35%	26.42%
	2008	110	5.91	652	0.59%	1.35%	(47.95)%
Fidelity VIP Growth (Pinnacle Plus II Reduced M&E ™)*
	2012	*-	10.23	1	1.05%	1.10%	2.12%
Fidelity VIP High Income (IQ Annuity ™)
	2012	30	13.82	408	5.32%	1.45%	12.53%
	2011	37	12.28	451	2.73%	1.45%	2.42%
	2010	65	11.99	780	10.55%	1.45%	12.14%
	2009	95	10.69	1,021	11.83%	1.45%	41.69%
	2008	76	7.55	576	6.31%	1.45%	(26.15)%
Fidelity VIP II Asset Manager (IQ Annuity ™)
	2012	7	13.17	93	2.21%	1.45%	10.79%
	2011	7	11.89	87	2.21%	1.45%	(4.10)%
	2010	9	12.40	109	1.99%	1.45%	12.49%
	2009	10	11.02	108	2.14%	1.45%	27.07%
	2008	19	8.67	162	9.15%	1.45%	(29.86)%
Fidelity VIP II Contrafund (IQ Annuity ™)
	2012	45	16.76	758	1.24%	1.45%	14.61%
	2011	52	14.62	755	0.88%	1.45%	(4.05)%
	2010	60	15.24	909	1.16%	1.45%	15.41%
	2009	60	13.20	790	1.19%	1.45%	33.70%
	2008	106	9.88	1,049	1.03%	1.45%	(43.45)%
Fidelity VIP III Balanced (IQ Annuity ™)
	2012	9	13.54	123	6.42%	1.45%	13.28%
	2011	10	11.96	121	1.79%	1.45%	(5.17)%
	2010	11	12.61	134	2.08%	1.45%	16.28%
	2009	9	10.84	101	2.04%	1.45%	36.35%
	2008	11	7.95	86	2.73%	1.45%	(34.98)%

(1)  Results for periods of less than one year have been annualized.

(2)  Results for periods of less than one year have not been annualized.

* -  Less than 500.

Separate Account I

of

Integrity Life Insurance Company

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

					Investment
		Units	Unit	Net Assets	Income	Expense	Total
Subaccount	Year	(000s)	Value	(000s)	Ratio (1)	Ratio (1)	Return (2)
Non-Affiliated Service Class (continued):
Fidelity VIP III Mid Cap (Grandmaster ™)
	2012	35	$37.91	$1,314	8.33%	1.35%	13.19%
	2011	40	33.49	1,335	0.31%	1.35%	(11.92)%
	2010	45	38.02	1,700	0.57%	1.35%	26.97%
	2009	58	29.94	1,740	1.07%	1.35%	38.13%
	2008	71	21.68	1,534	5.08%	1.35%	(40.33)%
Fidelity VIP III Mid Cap (IQ Annuity ™)
	2012	20	39.34	793	8.19%	1.45%	13.08%
	2011	24	34.79	832	0.32%	1.45%	(12.01)%
	2010	26	39.53	1,032	0.57%	1.45%	26.84%
	2009	30	31.17	934	1.09%	1.45%	37.99%
	2008	38	22.59	856	4.94%	1.45%	(40.39)%
Fidelity VIP III Mid Cap (Pinnacle ™)
	2012	95	37.46	3,556	8.31%	1.35%	13.19%
	2011	110	33.10	3,635	0.29%	1.35%	(11.92)%
	2010	138	37.57	5,179	0.58%	1.35%	26.97%
	2009	160	29.59	4,748	1.08%	1.35%	38.13%
	2008	185	21.43	3,970	5.29%	1.35%	(40.33)%
Fidelity VIP Overseas (IQ Annuity ™)
	2012	2	12.25	29	1.82%	1.45%	18.79%
	2011	4	10.31	39	1.66%	1.45%	(18.43)%
	2010	3	12.64	42	1.30%	1.45%	11.36%
	2009	5	11.35	54	2.10%	1.45%	24.61%
	2008	7	9.11	66	4.90%	1.45%	(44.68)%
Non-Affiliated Service Class 2:
Fidelity VIP Asset Manager (IQ3 ™)
	2012	17	13.53	231	2.09%	1.45%	10.60%
	2011	18	12.23	225	2.08%	1.45%	(4.22)%
	2010	22	12.77	282	1.96%	1.45%	12.31%
	2009	25	11.37	286	2.32%	1.45%	26.90%
	2008	33	8.96	294	8.51%	1.45%	(29.94)%
Fidelity VIP Asset Manager (AdvantEdge ™)
	2012	8	10.89	84	2.08%	1.60%	10.43%
	2011	8	9.86	80	2.18%	1.60%	(4.37)%
	2010	9	10.31	91	1.97%	1.60%	12.14%
	2009	10	9.19	90	3.58%	1.60%	26.73%
	2008	2	7.25	14	4.04%	1.60%	(27.46)%
Fidelity VIP Asset Manager (AnnuiChoice II ™)
	2012	6	12.78	76	2.89%	1.15%	10.94%
	2011	3	11.52	30	1.75%	1.15%	(3.93)%
	2010	4	11.99	50	2.03%	1.15%	12.65%
	2009	5	10.65	54	1.97%	1.15%	27.28%
	2008	2	8.36	16	4.41%	1.15%	(29.73)%
Fidelity VIP Asset Manager (AnnuiChoice ™)
	2012	18	13.86	247	1.83%	1.00%	11.11%
	2011	24	12.47	296	2.21%	1.00%	(3.78)%
	2010	26	12.97	331	2.00%	1.00%	12.82%
	2009	28	11.49	319	2.17%	1.00%	27.47%
	2008	34	9.01	311	9.18%	1.00%	(29.62)%

(1)  Results for periods of less than one year have been annualized.

(2)  Results for periods of less than one year have not been annualized.

* -  Less than 500.

Separate Account I

of

Integrity Life Insurance Company

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

					Investment
		Units	Unit	Net Assets	Income	Expense	Total
Subaccount	Year	(000s)	Value	(000s)	Ratio (1)	Ratio (1)	Return (2)
Non-Affiliated Service Class 2 (continued):
Fidelity VIP Asset Manager (GrandMaster flex3 ™)
	2012	8	$13.32	$111	2.03%	1.55%	10.49%
	2011	9	12.05	110	1.85%	1.55%	(4.32)%
	2010	13	12.60	169	1.75%	1.55%	12.20%
	2009	18	11.23	201	2.16%	1.55%	26.77%
	2008	31	8.86	272	8.99%	1.55%	(30.01)%
Fidelity VIP Asset Manager (IQ Advisor Standard ™)
	2012	*-	14.33	2	3.72%	0.60%	11.56%
Fidelity VIP Asset Manager (Pinnacle ™)
	2012	2	13.55	24	0.78%	1.35%	10.71%
	2011	8	12.24	98	2.23%	1.35%	(4.12)%
	2010	8	12.77	108	1.94%	1.35%	12.43%
	2009	6	11.36	65	2.00%	1.35%	27.02%
	2008	10	8.94	90	9.54%	1.35%	(29.87)%
Fidelity VIP Asset Manager (Pinnacle IV ™)
	2012	8	13.44	113	1.84%	1.45%	10.60%
	2011	13	12.15	162	1.93%	1.45%	(4.22)%
	2010	18	12.68	232	2.01%	1.45%	12.31%
	2009	18	11.29	205	2.12%	1.45%	26.90%
	2008	29	8.90	256	7.67%	1.45%	(29.94)%
Fidelity VIP Asset Manager (Pinnacle Plus ™)
	2012	6	13.78	86	2.32%	1.67%	10.35%
	2011	5	12.49	64	1.87%	1.67%	(4.43)%
	2010	7	13.07	96	1.91%	1.67%	12.06%
	2009	9	11.66	110	2.14%	1.67%	26.61%
	2008	12	9.21	107	7.22%	1.67%	(30.10)%
Fidelity VIP Asset Manager (Pinnacle V ™)
	2012	31	11.24	348	2.29%	1.55%	10.49%
	2011	26	10.18	266	2.44%	1.55%	(4.32)%
	2010	23	10.63	243	1.77%	1.55%	12.20%
	2009	28	9.48	268	2.93%	1.55%	26.77%
	2008	16	7.48	116	8.35%	1.55%	(30.01)%
Fidelity VIP Balanced (AdvantEdge ™)
	2012	20	11.56	231	6.53%	1.60%	12.98%
	2011	17	10.23	179	1.79%	1.60%	(5.36)%
	2010	17	10.81	187	2.53%	1.60%	15.88%
	2009	9	9.33	86	2.84%	1.60%	36.14%
	2008	2	6.85	14	9.70%	1.60%	(31.47)%
Fidelity VIP Balanced (AnnuiChoice II ™)
	2012	33	12.71	420	6.62%	1.15%	13.49%
	2011	31	11.20	346	1.79%	1.15%	(4.93)%
	2010	31	11.78	362	2.51%	1.15%	16.40%
	2009	15	10.12	152	2.43%	1.15%	36.73%
	2008	7	7.40	50	3.26%	1.15%	(34.91)%
Fidelity VIP Balanced (AnnuiChoice ™)
	2012	39	14.59	574	6.82%	1.00%	13.67%
	2011	51	12.83	650	1.50%	1.00%	(4.78)%
	2010	70	13.48	945	2.28%	1.00%	16.58%
	2009	52	11.56	600	2.11%	1.00%	36.94%
	2008	54	8.44	453	2.13%	1.00%	(34.81)%

(1)  Results for periods of less than one year have been annualized.

(2)  Results for periods of less than one year have not been annualized.

* -  Less than 500.

Separate Account I

of

Integrity Life Insurance Company

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

					Investment
		Units	Unit	Net Assets	Income	Expense	Total
Subaccount	Year	(000s)	Value	(000s)	Ratio (1)	Ratio (1)	Return (2)
Non-Affiliated Service Class 2 (continued):
Fidelity VIP Balanced (GrandMaster flex3 ™)
	2012	21	$15.45	$317	6.63%	1.55%	13.03%
	2011	20	13.67	271	1.30%	1.55%	(5.31)%
	2010	35	14.44	504	2.17%	1.55%	15.93%
	2009	26	12.46	318	2.02%	1.55%	36.18%
	2008	27	9.15	244	2.48%	1.55%	(35.17)%
Fidelity VIP Balanced (Grandmaster ™)
	2012	84	14.27	1,199	6.59%	1.35%	13.26%
	2011	84	12.60	1,056	1.80%	1.35%	(5.12)%
	2010	83	13.28	1,101	2.06%	1.35%	16.17%
	2009	83	11.43	946	2.07%	1.35%	36.46%
	2008	101	8.38	848	2.49%	1.35%	(35.04)%
Fidelity VIP Balanced (IQ Advisor Standard ™)
	2012	12	14.91	183	6.60%	0.60%	14.13%
	2011	12	13.06	162	1.78%	0.60%	(4.40)%
	2010	13	13.67	173	2.10%	0.60%	17.05%
	2009	13	11.68	150	2.07%	0.60%	37.49%
	2008	13	8.49	111	2.72%	0.60%	(34.54)%
Fidelity VIP Balanced (IQ3 ™)
	2012	53	14.08	747	6.65%	1.45%	13.15%
	2011	59	12.44	732	1.65%	1.45%	(5.22)%
	2010	74	13.12	974	2.32%	1.45%	16.05%
	2009	48	11.31	541	2.43%	1.45%	36.32%
	2008	46	8.30	385	2.48%	1.45%	(35.11)%
Fidelity VIP Balanced (Pinnacle ™)
	2012	31	14.27	446	6.79%	1.35%	13.26%
	2011	43	12.60	544	1.74%	1.35%	(5.12)%
	2010	45	13.28	600	2.29%	1.35%	16.17%
	2009	34	11.43	388	2.37%	1.35%	36.46%
	2008	24	8.38	205	2.49%	1.35%	(35.04)%
Fidelity VIP Balanced (Pinnacle IV ™)
	2012	81	15.61	1,259	6.62%	1.45%	13.15%
	2011	94	13.79	1,294	1.52%	1.45%	(5.22)%
	2010	127	14.55	1,843	2.26%	1.45%	16.05%
	2009	90	12.54	1,134	2.01%	1.45%	36.32%
	2008	98	9.20	906	2.64%	1.45%	(35.11)%
Fidelity VIP Balanced (Pinnacle Plus ™)
	2012	10	14.26	136	6.62%	1.67%	12.89%
	2011	10	12.63	122	1.51%	1.67%	(5.43)%
	2010	13	13.35	178	1.61%	1.67%	15.79%
	2009	22	11.53	259	2.36%	1.67%	36.01%
	2008	15	8.48	127	2.51%	1.67%	(35.25)%
Fidelity VIP Balanced (Pinnacle V ™)
	2012	78	10.88	845	6.66%	1.55%	13.03%
	2011	91	9.63	874	1.75%	1.55%	(5.31)%
	2010	94	10.17	956	2.33%	1.55%	15.93%
	2009	51	8.77	443	2.70%	1.55%	36.18%
	2008	31	6.44	203	2.58%	1.55%	(35.17)%

(1)  Results for periods of less than one year have been annualized.

(2)  Results for periods of less than one year have not been annualized.

* -  Less than 500.

Separate Account I

of

Integrity Life Insurance Company

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

					Investment
		Units	Unit	Net Assets	Income	Expense	Total
Subaccount	Year	(000s)	Value	(000s)	Ratio (1)	Ratio (1)	Return (2)
Non-Affiliated Service Class 2 (continued):
Fidelity VIP Contrafund (AdvantEdge ™)
	2012	246	$10.50	$2,578	1.15%	1.60%	14.27%
	2011	262	9.19	2,403	0.96%	1.60%	(4.34)%
	2010	185	9.60	1,774	1.53%	1.60%	15.06%
	2009	41	8.35	340	1.63%	1.60%	33.33%
	2008	16	6.26	103	2.13%	1.60%	(37.40)%
Fidelity VIP Contrafund (AnnuiChoice II ™)
	2012	212	12.02	2,552	1.22%	1.15%	14.80%
	2011	197	10.47	2,067	0.83%	1.15%	(3.90)%
	2010	188	10.90	2,051	1.11%	1.15%	15.58%
	2009	154	9.43	1,456	1.68%	1.15%	33.91%
	2008	85	7.04	597	1.09%	1.15%	(43.35)%
Fidelity VIP Contrafund (AnnuiChoice ™)
	2012	184	16.82	3,100	1.11%	1.00%	14.97%
	2011	220	14.63	3,214	0.77%	1.00%	(3.75)%
	2010	253	15.20	3,843	1.04%	1.00%	15.76%
	2009	287	13.13	3,765	1.12%	1.00%	34.11%
	2008	477	9.79	4,665	0.88%	1.00%	(43.27)%
Fidelity VIP Contrafund (GrandMaster flex3 ™)
	2012	88	16.99	1,488	1.08%	1.55%	14.33%
	2011	108	14.86	1,605	0.71%	1.55%	(4.29)%
	2010	140	15.53	2,173	0.94%	1.55%	15.12%
	2009	184	13.49	2,482	1.08%	1.55%	33.37%
	2008	408	10.11	4,125	1.14%	1.55%	(43.58)%
Fidelity VIP Contrafund (IQ Advisor Standard ™)
	2012	5	16.92	85	0.65%	0.60%	15.44%
	2011	15	14.66	225	0.74%	0.60%	(3.37)%
	2010	19	15.17	282	1.57%	0.60%	16.23%
	2009	5	13.05	66	0.83%	0.60%	34.66%
	2008	9	9.69	88	0.83%	0.60%	(43.04)%
Fidelity VIP Contrafund (IQ3 ™)
	2012	236	17.01	4,008	1.12%	1.45%	14.45%
	2011	267	14.86	3,972	0.73%	1.45%	(4.19)%
	2010	333	15.51	5,158	1.13%	1.45%	15.23%
	2009	305	13.46	4,105	1.17%	1.45%	33.51%
	2008	355	10.08	3,580	0.85%	1.45%	(43.53)%
Fidelity VIP Contrafund (Pinnacle IV ™)
	2012	417	17.24	7,185	1.11%	1.45%	14.45%
	2011	478	15.06	7,196	0.71%	1.45%	(4.19)%
	2010	618	15.72	9,714	1.04%	1.45%	15.23%
	2009	679	13.64	9,260	1.18%	1.45%	33.51%
	2008	1,035	10.22	10,575	0.95%	1.45%	(43.53)%
Fidelity VIP Contrafund (Pinnacle Plus Reduced M&E ™)
	2012	3	11.90	40	2.21%	1.15%	14.80%
Fidelity VIP Contrafund (Pinnacle Plus ™)
	2012	65	17.43	1,129	1.00%	1.67%	14.19%
	2011	90	15.26	1,374	0.76%	1.67%	(4.40)%
	2010	102	15.96	1,626	1.12%	1.67%	14.98%
	2009	101	13.88	1,401	1.24%	1.67%	33.21%
	2008	115	10.42	1,196	0.84%	1.67%	(43.65)%

(1)  Results for periods of less than one year have been annualized.

(2)  Results for periods of less than one year have not been annualized.

* -  Less than 500.

Separate Account I

of

Integrity Life Insurance Company

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

					Investment
		Units	Unit	Net Assets	Income	Expense	Total
Subaccount	Year	(000s)	Value	(000s)	Ratio (1)	Ratio (1)	Return (2)
Non-Affiliated Service Class 2 (continued):
Fidelity VIP Contrafund (Pinnacle V ™)
	2012	612	$10.22	$6,248	1.27%	1.55%	14.33%
	2011	531	8.94	4,746	0.83%	1.55%	(4.29)%
	2010	493	9.34	4,602	1.26%	1.55%	15.12%
	2009	324	8.11	2,625	1.48%	1.55%	33.37%
	2008	273	6.08	1,661	1.33%	1.55%	(43.58)%
Fidelity VIP Disciplined Small Cap (Advantedge™)
	2012	*-	11.95	2	7.46%	1.60%	16.67%
	2011	*-	10.24	2	0.14%	1.60%	(3.16)%
	2010	*-	10.57	2	0.05%	1.60%	23.07%
	2009	*-	8.59	2	0.44%	1.60%	20.02%
Fidelity VIP Disciplined Small Cap (AnnuiChoice II ™)
	2012	5	10.00	45	7.17%	1.15%	17.21%
	2011	5	8.54	42	0.14%	1.15%	(2.71)%
	2010	3	8.77	29	0.06%	1.15%	23.64%
	2009	3	7.10	18	0.91%	1.15%	20.54%
	2008	*-	5.89	3	0.40%	1.15%	(34.73)%
Fidelity VIP Disciplined Small Cap (AnnuiChoice ™)
	2012	9	10.09	88	6.55%	1.00%	17.39%
	2011	11	8.60	98	0.10%	1.00%	(2.57)%
	2010	14	8.82	125	0.06%	1.00%	23.82%
	2009	20	7.13	142	0.23%	1.00%	20.72%
	2008	23	5.90	138	0.37%	1.00%	(34.63)%
Fidelity VIP Disciplined Small Cap (GrandMaster flex3 ™)
	2012	4	9.78	34	7.45%	1.55%	16.73%
	2011	4	8.38	30	0.08%	1.55%	(3.11)%
	2010	7	8.64	61	0.06%	1.55%	23.14%
	2009	8	7.02	55	0.22%	1.55%	20.05%
	2008	8	5.85	49	0.37%	1.55%	(35.00)%
Fidelity VIP Disciplined Small Cap (GrandMaster ™)
	2012	3	9.89	29	7.09%	1.35%	16.97%
	2011	3	8.46	28	0.09%	1.35%	(2.91)%
	2010	5	8.71	42	0.06%	1.35%	23.39%
	2009	8	7.06	57	0.25%	1.35%	20.30%
	2008	8	5.87	44	0.35%	1.35%	(34.86)%
Fidelity VIP Disciplined Small Cap (IQ Annuity ™)
	2012	6	9.83	63	7.20%	1.45%	16.85%
	2011	7	8.41	58	0.09%	1.45%	(3.01)%
	2010	11	8.68	98	0.06%	1.45%	23.26%
	2009	12	7.04	85	0.17%	1.45%	20.18%
	2008	19	5.86	108	0.33%	1.45%	(34.93)%
Fidelity VIP Disciplined Small Cap (Pinnacle ™)
	2012	18	9.89	175	6.24%	1.35%	16.97%
	2011	26	8.46	216	0.10%	1.35%	(2.91)%
	2010	32	8.71	282	0.06%	1.35%	23.39%
	2009	37	7.06	261	0.22%	1.35%	20.30%
	2008	42	5.87	248	0.32%	1.35%	(34.86)%

(1)  Results for periods of less than one year have been annualized.

(2)  Results for periods of less than one year have not been annualized.

* -  Less than 500.

Separate Account I

of

Integrity Life Insurance Company

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

					Investment
		Units	Unit	Net Assets	Income	Expense	Total
Subaccount	Year	(000s)	Value	(000s)	Ratio (1)	Ratio (1)	Return (2)
Non-Affiliated Service Class 2 (continued):
Fidelity VIP Disciplined Small Cap (Pinnacle IV ™)
	2012	27	$9.83	$264	7.26%	1.45%	16.85%
	2011	32	8.42	273	0.11%	1.45%	(3.01)%
	2010	37	8.68	318	0.06%	1.45%	23.26%
	2009	40	7.04	283	0.24%	1.45%	20.18%
	2008	40	5.86	235	0.36%	1.45%	(34.93)%
Fidelity VIP Disciplined Small Cap (Pinnacle V ™)
	2012	14	9.84	138	9.27%	1.55%	16.73%
	2011	8	8.43	69	0.08%	1.55%	(3.11)%
	2010	14	8.70	125	0.06%	1.55%	23.14%
	2009	13	7.07	94	0.47%	1.55%	20.05%
	2008	2	5.89	14	1.04%	1.55%	(35.00)%
Fidelity VIP Equit-Income (AnnuiChoice II ™)
	2012	37	10.44	382	9.26%	1.15%	15.70%
	2011	45	9.02	409	2.23%	1.15%	(0.50)%
	2010	51	9.07	464	1.56%	1.15%	13.60%
	2009	49	7.98	388	2.86%	1.15%	28.39%
	2008	24	6.22	148	2.80%	1.15%	(43.47)%
Fidelity VIP Equity-Income (AdvantEdge ™)
	2012	26	10.02	257	11.76%	1.60%	15.17%
	2011	9	8.70	75	2.58%	1.60%	(0.95)%
	2010	7	8.79	65	2.44%	1.60%	13.08%
	2009	3	7.77	25	3.15%	1.60%	27.84%
Fidelity VIP Equity-Income (AnnuiChoice ™)
	2012	91	12.99	1,183	9.11%	1.00%	15.88%
	2011	104	11.21	1,167	2.35%	1.00%	(0.35)%
	2010	111	11.25	1,245	1.50%	1.00%	13.77%
	2009	145	9.89	1,437	1.84%	1.00%	28.59%
	2008	225	7.69	1,731	2.03%	1.00%	(43.39)%
Fidelity VIP Equity-Income (GrandMaster flex3 ™)
	2012	16	12.87	204	8.53%	1.55%	15.23%
	2011	24	11.17	263	2.25%	1.55%	(0.90)%
	2010	26	11.27	294	1.54%	1.55%	13.14%
	2009	34	9.97	336	2.00%	1.55%	27.87%
	2008	49	7.79	379	2.10%	1.55%	(43.70)%
Fidelity VIP Equity-Income (IQ Advisor Standard ™)
	2012	2	13.41	23	9.58%	0.60%	16.35%
	2011	2	11.53	21	2.33%	0.60%	0.05%
	2010	2	11.52	21	1.63%	0.60%	14.23%
	2009	2	10.08	20	2.12%	0.60%	29.11%
	2008	2	7.81	16	4.27%	0.60%	(43.16)%
Fidelity VIP Equity-Income (IQ3 ™)
	2012	48	12.34	598	9.42%	1.45%	15.35%
	2011	58	10.70	621	2.13%	1.45%	(0.80)%
	2010	71	10.79	765	1.45%	1.45%	13.25%
	2009	97	9.53	926	2.02%	1.45%	28.00%
	2008	120	7.44	894	2.06%	1.45%	(43.64)%

(1)  Results for periods of less than one year have been annualized.

(2)  Results for periods of less than one year have not been annualized.

* -  Less than 500.

Separate Account I

of

Integrity Life Insurance Company

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

					Investment
		Units	Unit	Net Assets	Income	Expense	Total
Subaccount	Year	(000s)	Value	(000s)	Ratio (1)	Ratio (1)	Return (2)
Non-Affiliated Service Class 2 (continued):
Fidelity VIP Equity-Income (Pinnacle IV ™)
	2012	80	$12.68	$1,012	8.90%	1.45%	15.35%
	2011	111	10.99	1,224	1.83%	1.45%	(0.80)%
	2010	187	11.08	2,069	1.50%	1.45%	13.25%
	2009	230	9.79	2,250	1.97%	1.45%	28.00%
	2008	293	7.65	2,240	2.14%	1.45%	(43.64)%
Fidelity VIP Equity-Income (Pinnacle Plus ™)
	2012	55	14.00	764	9.58%	1.67%	15.09%
	2011	57	12.17	696	3.58%	1.67%	(1.02)%
	2010	19	12.29	227	1.50%	1.67%	13.00%
	2009	23	10.88	248	1.90%	1.67%	27.72%
	2008	31	8.52	264	2.10%	1.67%	(43.77)%
Fidelity VIP Equity-Income (Pinnacle V ™)
	2012	100	8.51	850	9.52%	1.55%	15.23%
	2011	108	7.39	798	2.38%	1.55%	(0.90)%
	2010	107	7.46	798	1.62%	1.55%	13.14%
	2009	104	6.59	684	2.29%	1.55%	27.87%
	2008	66	5.15	342	4.21%	1.55%	(43.70)%
Fidelity VIP Freedom 2010 (Advantedge ™)
	2012	17	11.19	187	3.14%	1.60%	9.79%
	2011	17	10.19	174	2.31%	1.60%	(2.02)%
	2010	19	10.40	192	3.41%	1.60%	10.75%
	2009	17	9.39	161	8.12%	1.60%	22.00%
	2008	8	7.70	59	13.52%	1.60%	(23.04)%
Fidelity VIP Freedom 2010 (AnnuiChoice II ™)
	2012	22	11.22	249	3.12%	1.15%	10.29%
	2011	23	10.17	235	2.43%	1.15%	(1.57)%
	2010	23	10.33	235	3.29%	1.15%	11.25%
	2009	16	9.29	152	4.35%	1.15%	22.53%
	2008	15	7.58	113	3.95%	1.15%	(26.03)%
Fidelity VIP Freedom 2010 (AnnuiChoice ™)
	2012	*-	11.32	5	3.13%	1.00%	10.46%
	2011	*-	10.24	4	2.37%	1.00%	(1.42)%
	2010	*-	10.39	5	3.27%	1.00%	11.42%
	2009	*-	9.33	4	4.11%	1.00%	22.72%
	2008	*-	7.60	4	0.44%	1.00%	(25.92)%
Fidelity VIP Freedom 2010 (GrandMaster flex3 ™)
	2012	8	10.96	85	5.04%	1.55%	9.85%
Fidelity VIP Freedom 2010 (GrandMaster ™)
	2012	4	11.09	41	3.22%	1.35%	10.07%
	2011	3	10.08	35	1.95%	1.35%	(1.77)%
	2010	5	10.26	52	1.22%	1.35%	11.03%
	2009	26	9.24	242	2.96%	1.35%	22.28%
	2008	45	7.55	338	8.08%	1.35%	(26.18)%
Fidelity VIP Freedom 2010 (IQ Annuity ™)
	2012	13	11.03	139	3.01%	1.45%	9.96%
	2011	15	10.03	146	2.34%	1.45%	(1.87)%
	2010	15	10.22	157	3.12%	1.45%	10.92%
	2009	38	9.21	346	4.25%	1.45%	22.16%
	2008	37	7.54	282	4.08%	1.45%	(26.26)%

(1)  Results for periods of less than one year have been annualized.

(2)  Results for periods of less than one year have not been annualized.

* -  Less than 500.

Separate Account I

of

Integrity Life Insurance Company

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

					Investment
		Units	Unit	Net Assets	Income	Expense	Total
Subaccount	Year	(000s)	Value	(000s)	Ratio (1)	Ratio (1)	Return (2)
Non-Affiliated Service Class 2 (continued):
Fidelity VIP Freedom 2010 (Pinnacle ™)
	2012	*-	$11.09	$2	1.60%	1.35%	10.07%
	2011	1	10.08	14	2.40%	1.35%	(1.77)%
	2010	1	10.26	14	6.20%	1.35%	11.03%
	2009	*-	9.24	2	1.98%	1.35%	22.28%
	2008	2	7.55	14	2.65%	1.35%	(26.18)%
Fidelity VIP Freedom 2010 (Pinnacle IV ™)
	2012	6	11.03	64	2.42%	1.45%	9.96%
	2011	13	10.03	126	2.94%	1.45%	(1.87)%
	2010	8	10.22	80	3.11%	1.45%	10.92%
	2009	15	9.21	142	4.00%	1.45%	22.16%
	2008	23	7.54	174	15.33%	1.45%	(26.26)%
Fidelity VIP Freedom 2010 (Pinnacle Plus ™)
	2012	2	10.89	21	3.15%	1.67%	9.71%
	2011	2	9.92	19	3.41%	1.67%	(2.09)%
	2010	1	10.14	8	3.35%	1.67%	10.67%
	2009	1	9.16	7	4.20%	1.67%	21.89%
	2008	1	7.51	6	2.75%	1.67%	(26.42)%
Fidelity VIP Freedom 2010 (Pinnacle V ™)
	2012	62	10.88	671	2.90%	1.55%	9.85%
	2011	81	9.91	799	2.74%	1.55%	(1.97)%
	2010	60	10.11	610	3.43%	1.55%	10.80%
	2009	58	9.12	527	6.11%	1.55%	22.04%
	2008	30	7.47	226	5.30%	1.55%	(26.33)%
Fidelity VIP Freedom 2015 (AdvantEdge ™)
	2012	14	11.09	156	3.49%	1.60%	10.11%
	2011	15	10.07	155	3.35%	1.60%	(2.10)%
	2010	7	10.29	68	2.85%	1.60%	10.98%
	2009	9	9.27	79	6.09%	1.60%	23.05%
	2008	5	7.53	41	6.36%	1.60%	(24.68)%
Fidelity VIP Freedom 2015 (AnnuiChoice II ™)
	2012	18	11.05	202	3.63%	1.15%	10.61%
	2011	18	9.99	179	2.44%	1.15%	(1.66)%
	2010	17	10.16	174	2.85%	1.15%	11.49%
	2009	22	9.11	196	4.63%	1.15%	23.58%
	2008	20	7.37	146	4.00%	1.15%	(28.13)%
Fidelity VIP Freedom 2015 (IQ Advisor Standard ™)
	2012	26	11.41	295	3.61%	0.60%	11.23%
	2011	26	10.25	265	4.81%	0.60%	(1.11)%
Fidelity VIP Freedom 2015 (IQ Annuity ™)
	2012	8	10.86	90	3.60%	1.45%	10.27%
	2011	8	9.85	82	1.96%	1.45%	(1.95)%
	2010	12	10.05	119	3.09%	1.45%	11.15%
	2009	12	9.04	107	4.38%	1.45%	23.21%
	2008	15	7.34	110	4.84%	1.45%	(28.35)%
Fidelity VIP Freedom 2015 (Pinnacle ™)
	2012	*-	10.93	4	3.59%	1.35%	10.39%
	2011	*-	9.90	4	2.39%	1.35%	(1.86)%
	2010	*-	10.08	4	3.07%	1.35%	11.27%
	2009	*-	9.06	4	2.52%	1.35%	23.34%
	2008	6	7.35	42	3.81%	1.35%	(28.28)%

(1)  Results for periods of less than one year have been annualized.

(2)  Results for periods of less than one year have not been annualized.

* -  Less than 500.

Separate Account I

of

Integrity Life Insurance Company

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

					Investment
		Units	Unit	Net Assets	Income	Expense	Total
Subaccount	Year	(000s)	Value	(000s)	Ratio (1)	Ratio (1)	Return (2)
Non-Affiliated Service Class 2 (continued):
Fidelity VIP Freedom 2015 (Pinnacle IV ™)
	2012	1	$10.86	$14	2.41%	1.45%	10.27%
	2011	4	9.85	39	2.18%	1.45%	(1.95)%
	2010	5	10.05	47	4.39%	1.45%	11.15%
	2009	2	9.04	15	6.18%	1.45%	23.21%
	2008	*-	7.34	3	2.93%	1.45%	(28.35)%
Fidelity VIP Freedom 2015 (Pinnacle Plus ™)
	2012	11	10.73	115	3.55%	1.67%	10.03%
	2011	11	9.75	109	2.52%	1.67%	(2.17)%
	2010	10	9.96	99	2.37%	1.67%	10.91%
	2009	9	8.98	80	4.49%	1.67%	22.94%
	2008	9	7.31	65	4.75%	1.67%	(28.51)%
Fidelity VIP Freedom 2015 (Pinnacle V ™)
	2012	140	10.71	1,504	3.63%	1.55%	10.16%
	2011	138	9.72	1,342	2.25%	1.55%	(2.05)%
	2010	154	9.92	1,526	3.19%	1.55%	11.04%
	2009	127	8.94	1,132	5.95%	1.55%	23.09%
	2008	66	7.26	481	7.05%	1.55%	(28.43)%
Fidelity VIP Freedom 2020 (AdvantEdge ™)
	2012	27	10.83	295	3.43%	1.60%	11.25%
	2011	20	9.74	190	2.35%	1.60%	(2.82)%
	2010	20	10.02	196	2.75%	1.60%	12.50%
	2009	20	8.91	175	8.07%	1.60%	26.52%
	2008	7	7.04	47	14.70%	1.60%	(29.60)%
Fidelity VIP Freedom 2020 (AnnuiChoice II ™)
	2012	63	10.69	675	2.98%	1.15%	11.76%
	2011	70	9.57	666	2.38%	1.15%	(2.37)%
	2010	69	9.80	674	2.89%	1.15%	13.02%
	2009	63	8.67	543	5.63%	1.15%	27.07%
	2008	34	6.82	230	9.70%	1.15%	(33.58)%
Fidelity VIP Freedom 2020 (AnnuiChoice ™)
	2012	3	10.78	34	3.08%	1.00%	11.94%
	2011	3	9.63	30	1.90%	1.00%	(2.23)%
	2010	5	9.85	45	2.59%	1.00%	13.19%
	2009	7	8.71	59	2.31%	1.00%	27.26%
	2008	23	6.84	159	3.01%	1.00%	(33.47)%
Fidelity VIP Freedom 2020 (GrandMaster ™)
	2012	4	10.57	40	3.08%	1.35%	11.54%
	2011	4	9.48	36	2.36%	1.35%	(2.57)%
	2010	4	9.73	37	3.07%	1.35%	12.79%
	2009	3	8.62	29	2.97%	1.35%	26.81%
	2008	3	6.80	23	13.61%	1.35%	(33.71)%
Fidelity VIP Freedom 2020 (Pinnacle IV ™)
	2012	9	10.51	96	2.49%	1.45%	11.42%
	2011	16	9.43	149	2.33%	1.45%	(2.67)%
	2010	16	9.69	157	2.70%	1.45%	12.67%
	2009	23	8.60	196	3.97%	1.45%	26.69%
	2008	22	6.79	152	6.83%	1.45%	(33.78)%

(1)  Results for periods of less than one year have been annualized.

(2)  Results for periods of less than one year have not been annualized.

* -  Less than 500.

Separate Account I

of

Integrity Life Insurance Company

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

					Investment
		Units	Unit	Net Assets	Income	Expense	Total
Subaccount	Year	(000s)	Value	(000s)	Ratio (1)	Ratio (1)	Return (2)
Non-Affiliated Service Class 2 (continued):
Fidelity VIP Freedom 2020 (Pinnacle Plus ™)
	2012	2	$10.38	$18	3.08%	1.67%	11.17%
	2011	2	9.33	16	2.36%	1.67%	(2.89)%
	2010	2	9.61	17	2.80%	1.67%	12.42%
	2009	2	8.55	15	4.02%	1.67%	26.40%
	2008	2	6.76	12	5.02%	1.67%	(33.93)%
Fidelity VIP Freedom 2020 (Pinnacle V ™)
	2012	350	10.34	3,618	3.33%	1.55%	11.31%
	2011	276	9.29	2,563	2.54%	1.55%	(2.77)%
	2010	237	9.55	2,264	3.46%	1.55%	12.56%
	2009	156	8.48	1,325	6.29%	1.55%	26.56%
	2008	61	6.70	408	4.92%	1.55%	(33.85)%
Fidelity VIP Freedom 2025 (AnnuiChoice II ™)
	2012	17	10.69	184	2.76%	1.15%	13.47%
	2011	18	9.42	170	2.23%	1.15%	(3.47)%
	2010	17	9.76	167	2.64%	1.15%	14.14%
	2009	17	8.55	147	4.02%	1.15%	28.30%
	2008	16	6.67	104	4.35%	1.15%	(35.12)%
Fidelity VIP Freedom 2025 (GrandMaster ™)
	2012	*-	10.57	2	2.77%	1.35%	13.24%
	2011	*-	9.33	2	2.16%	1.35%	(3.66)%
	2010	*-	9.69	2	2.63%	1.35%	13.91%
	2009	*-	8.51	2	3.96%	1.35%	28.04%
	2008	*-	6.64	1	6.25%	1.35%	(35.25)%
Fidelity VIP Freedom 2025 (Pinnacle ™)
	2012	*-	10.57	4	2.79%	1.35%	13.24%
	2011	*-	9.33	3	2.28%	1.35%	(3.66)%
	2010	*-	9.69	3	4.64%	1.35%	13.91%
Fidelity VIP Freedom 2025 (Pinnacle IV ™)
	2012	2	10.51	24	2.80%	1.45%	13.13%
	2011	2	9.29	21	2.16%	1.45%	(3.76)%
	2010	2	9.65	22	2.64%	1.45%	13.80%
	2009	2	8.48	19	3.97%	1.45%	27.91%
	2008	2	6.63	15	4.47%	1.45%	(35.32)%
Fidelity VIP Freedom 2025 (Pinnacle Plus ™)
	2012	1	10.38	8	2.79%	1.67%	12.87%
	2011	1	9.19	7	2.17%	1.67%	(3.97)%
	2010	1	9.57	7	2.64%	1.67%	13.54%
	2009	1	8.43	7	3.97%	1.67%	27.63%
	2008	1	6.61	5	5.33%	1.67%	(35.46)%
Fidelity VIP Freedom 2025 (Pinnacle V ™)
	2012	191	10.33	1,973	3.32%	1.55%	13.01%
	2011	110	9.14	1,002	2.21%	1.55%	(3.86)%
	2010	105	9.51	999	2.97%	1.55%	13.68%
	2009	86	8.36	716	3.02%	1.55%	27.78%
	2008	114	6.54	746	5.44%	1.55%	(35.39)%

(1)  Results for periods of less than one year have been annualized.

(2)  Results for periods of less than one year have not been annualized.

* -  Less than 500.

Separate Account I

of

Integrity Life Insurance Company

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

					Investment
		Units	Unit	Net Assets	Income	Expense	Total
Subaccount	Year	(000s)	Value	(000s)	Ratio (1)	Ratio (1)	Return (2)
Non-Affiliated Service Class 2 (continued):
Fidelity VIP Freedom 2030 (AnnuiChoice II ™)
	2012	14	$10.21	$147	2.80%	1.15%	13.85%
	2011	16	8.97	143	1.68%	1.15%	(3.94)%
	2010	26	9.34	239	2.50%	1.15%	14.56%
	2009	26	8.15	209	2.63%	1.15%	29.67%
	2008	23	6.29	145	5.02%	1.15%	(38.89)%
Fidelity VIP Freedom 2030 (IQ Annuity ™)
	2012	6	10.04	57	3.19%	1.45%	13.50%
	2011	4	8.84	38	2.32%	1.45%	(4.23)%
	2010	4	9.23	35	2.61%	1.45%	14.21%
	2009	3	8.08	27	2.73%	1.45%	29.28%
	2008	3	6.25	17	4.68%	1.45%	(39.07)%
Fidelity VIP Freedom 2030 (Pinnacle IV ™)
	2012	*-	10.04	*-	0.07%	1.45%	13.50%
	2011	4	8.84	32	2.69%	1.45%	(4.23)%
	2010	2	9.23	21	2.49%	1.45%	14.21%
	2009	2	8.08	19	2.20%	1.45%	29.28%
	2008	4	6.25	24	3.75%	1.45%	(39.07)%
Fidelity VIP Freedom 2030 (Pinnacle V ™)
	2012	25	9.85	243	2.87%	1.55%	13.39%
	2011	25	8.68	220	2.25%	1.55%	(4.33)%
	2010	24	9.08	220	2.28%	1.55%	14.10%
	2009	25	7.96	197	3.29%	1.55%	29.15%
	2008	3	6.16	20	10.26%	1.55%	(39.13)%
Fidelity VIP Growth (AnnuiChoice II ™)
	2012	12	11.90	139	0.26%	1.15%	13.08%
	2011	21	10.52	223	0.48%	1.15%	(1.18)%
	2010	23	10.65	241	0.32%	1.15%	22.44%
	2009	25	8.70	219	0.52%	1.15%	26.49%
	2008	8	6.88	53	1.07%	1.15%	(47.92)%
Fidelity VIP Growth (GrandMaster ™)
	2012	48	10.45	498	0.38%	1.35%	12.85%
	2011	46	9.26	429	0.47%	1.35%	(1.38)%
	2010	75	9.39	702	0.39%	1.35%	22.19%
	2009	78	7.68	603	0.31%	1.35%	26.24%
	2008	92	6.09	560	0.72%	1.35%	(48.02)%
Fidelity VIP Growth (AdvantEdge ™)
	2012	11	9.79	105	0.58%	1.60%	12.56%
	2011	3	8.69	25	0.45%	1.60%	(1.63)%
	2010	7	8.84	59	0.54%	1.60%	21.88%
	2009	2	7.25	17	0.54%	1.60%	25.95%
Fidelity VIP Growth (AnnuiChoice ™)
	2012	37	9.20	337	0.35%	1.00%	13.25%
	2011	65	8.12	524	0.49%	1.00%	(1.03)%
	2010	87	8.20	717	0.38%	1.00%	22.62%
	2009	96	6.69	642	0.27%	1.00%	26.69%
	2008	122	5.28	646	0.46%	1.00%	(47.84)%

(1)  Results for periods of less than one year have been annualized.

(2)  Results for periods of less than one year have not been annualized.

* -  Less than 500.

Separate Account I

of

Integrity Life Insurance Company

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

					Investment
		Units	Unit	Net Assets	Income	Expense	Total
Subaccount	Year	(000s)	Value	(000s)	Ratio (1)	Ratio (1)	Return (2)
Non-Affiliated Service Class 2 (continued):
Fidelity VIP Growth (GrandMaster flex3 ™)
	2012	17	$11.84	$206	0.32%	1.55%	12.62%
	2011	25	10.51	260	0.50%	1.55%	(1.58)%
	2010	33	10.68	352	0.42%	1.55%	21.95%
	2009	27	8.76	236	0.26%	1.55%	25.98%
	2008	33	6.95	231	0.42%	1.55%	(48.13)%
Fidelity VIP Growth (IQ Advisor Standard ™)
	2012	*-	12.72	5	0.37%	0.60%	13.71%
	2011	*-	11.19	4	0.50%	0.60%	(0.63)%
	2010	*-	11.26	4	0.38%	0.60%	23.12%
	2009	*-	9.15	3	0.29%	0.60%	27.20%
	2008	*-	7.19	3	0.06%	0.60%	(47.63)%
Fidelity VIP Growth (IQ3 ™)
	2012	46	9.37	435	0.34%	1.45%	12.74%
	2011	57	8.31	475	0.49%	1.45%	(1.48)%
	2010	57	8.43	478	0.36%	1.45%	22.07%
	2009	68	6.91	470	0.27%	1.45%	26.11%
	2008	86	5.48	469	0.49%	1.45%	(48.08)%
Fidelity VIP Growth (Pinnacle ™)
	2012	14	10.45	146	0.35%	1.35%	12.85%
	2011	18	9.26	162	0.50%	1.35%	(1.38)%
	2010	24	9.39	227	0.39%	1.35%	22.19%
	2009	25	7.68	189	0.25%	1.35%	26.24%
	2008	34	6.09	209	0.45%	1.35%	(48.02)%
Fidelity VIP Growth (Pinnacle IV ™)
	2012	78	10.39	812	0.33%	1.45%	12.74%
	2011	108	9.22	997	0.50%	1.45%	(1.48)%
	2010	117	9.36	1,091	0.36%	1.45%	22.07%
	2009	145	7.66	1,110	0.27%	1.45%	26.11%
	2008	183	6.08	1,114	0.51%	1.45%	(48.08)%
Fidelity VIP Growth (Pinnacle Plus ™)
	2012	15	13.28	204	0.48%	1.67%	12.48%
	2011	8	11.81	97	0.47%	1.67%	(1.70)%
	2010	12	12.01	143	0.40%	1.67%	21.80%
	2009	10	9.86	97	0.29%	1.67%	25.83%
	2008	11	7.84	85	0.45%	1.67%	(48.19)%
Fidelity VIP Growth (Pinnacle V ™)
	2012	67	10.21	684	0.44%	1.55%	12.62%
	2011	43	9.07	390	0.56%	1.55%	(1.58)%
	2010	33	9.21	305	0.40%	1.55%	21.95%
	2009	23	7.56	172	0.53%	1.55%	25.98%
	2008	8	6.00	51	1.28%	1.55%	(48.13)%
Fidelity VIP High Income (AdvantEdge ™)
	2012	164	13.75	2,260	7.39%	1.60%	12.14%
	2011	93	12.27	1,145	8.36%	1.60%	2.06%
	2010	50	12.02	599	9.42%	1.60%	11.86%
	2009	149	10.74	1,602	15.95%	1.60%	41.20%

(1)  Results for periods of less than one year have been annualized.

(2)  Results for periods of less than one year have not been annualized.

* -  Less than 500.

Separate Account I

of

Integrity Life Insurance Company

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

					Investment
		Units	Unit	Net Assets	Income	Expense	Total
Subaccount	Year	(000s)	Value	(000s)	Ratio (1)	Ratio (1)	Return (2)
Non-Affiliated Service Class 2 (continued):
Fidelity VIP High Income (AnnuiChoice II ™)
	2012	55	$14.49	$804	5.73%	1.15%	12.66%
	2011	60	12.86	766	6.56%	1.15%	2.53%
	2010	61	12.55	766	12.20%	1.15%	12.37%
	2009	46	11.17	515	12.42%	1.15%	41.82%
	2008	1	7.87	8	14.08%	1.15%	(26.00)%
Fidelity VIP High Income (AnnuiChoice ™)
	2012	36	17.40	622	6.54%	1.00%	12.83%
	2011	30	15.43	459	5.29%	1.00%	2.68%
	2010	35	15.02	526	5.27%	1.00%	12.54%
	2009	102	13.35	1,363	12.09%	1.00%	42.03%
	2008	95	9.40	895	5.47%	1.00%	(25.89)%
Fidelity VIP High Income (GrandMaster flex3 ™)
	2012	750	18.33	13,747	5.45%	1.55%	12.20%
	2011	885	16.34	14,460	6.39%	1.55%	2.11%
	2010	1,014	16.00	16,221	11.93%	1.55%	11.91%
	2009	678	14.30	9,695	11.26%	1.55%	41.24%
	2008	122	10.12	1,231	3.49%	1.55%	(26.30)%
Fidelity VIP High Income (IQ3 ™)
	2012	97	18.47	1,787	6.22%	1.45%	12.31%
	2011	90	16.45	1,474	5.49%	1.45%	2.22%
	2010	115	16.09	1,842	10.26%	1.45%	12.03%
	2009	138	14.36	1,978	10.66%	1.45%	41.39%
	2008	79	10.16	802	4.73%	1.45%	(26.23)%
Fidelity VIP High Income (Pinnacle ™)
	2012	411	16.21	6,668	5.50%	1.35%	12.43%
	2011	482	14.42	6,954	6.24%	1.35%	2.32%
	2010	572	14.09	8,055	12.33%	1.35%	12.14%
	2009	355	12.56	4,461	11.17%	1.35%	41.53%
	2008	82	8.88	730	4.26%	1.35%	(26.15)%
Fidelity VIP High Income (Pinnacle IV ™)
	2012	48	18.52	887	5.71%	1.45%	12.31%
	2011	56	16.49	929	5.02%	1.45%	2.22%
	2010	90	16.13	1,460	8.20%	1.45%	12.03%
	2009	118	14.40	1,695	12.73%	1.45%	41.39%
	2008	104	10.18	1,063	5.26%	1.45%	(26.23)%
Fidelity VIP High Income (Pinnacle Plus II Reduced M&E ™)*
	2012	26	16.24	416	11.05%	1.10%	8.28%
Fidelity VIP High Income (Pinnacle Plus ™)
	2012	4	16.88	69	4.09%	1.67%	12.06%
	2011	8	15.06	124	7.00%	1.67%	1.99%
	2010	8	14.77	121	10.37%	1.67%	11.78%
	2009	6	13.21	78	7.72%	1.67%	41.07%
	2008	7	9.37	66	5.19%	1.67%	(26.39)%
Fidelity VIP High Income (Pinnacle V ™)
	2012	71	12.99	918	6.35%	1.55%	12.20%
	2011	60	11.58	694	6.81%	1.55%	2.11%
	2010	62	11.34	708	8.03%	1.55%	11.91%
	2009	55	10.13	555	11.19%	1.55%	41.24%
	2008	27	7.17	191	8.20%	1.55%	(26.30)%

(1)  Results for periods of less than one year have been annualized.

(2)  Results for periods of less than one year have not been annualized.

* -  Less than 500.

Separate Account I

of

Integrity Life Insurance Company

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

					Investment
		Units	Unit	Net Assets	Income	Expense	Total
Subaccount	Year	(000s)	Value	(000s)	Ratio (1)	Ratio (1)	Return (2)
Non-Affiliated Service Class 2 (continued):
Fidelity VIP II Index 500 (Pinnacle ™)
	2012	60	$9.86	$587	3.22%	1.35%	14.06%
	2011	65	8.64	563	4.09%	1.35%	0.41%
	2010	83	8.61	715	1.57%	1.35%	13.18%
	2009	195	7.61	1,485	2.33%	1.35%	24.60%
	2008	198	6.10	1,206	2.27%	1.35%	(38.01)%
Fidelity VIP II Index 500 (Pinnacle IV ™)
	2012	173	9.80	1,697	3.10%	1.45%	13.95%
	2011	215	8.60	1,851	4.20%	1.45%	0.31%
	2010	342	8.58	2,931	1.75%	1.45%	13.07%
	2009	425	7.59	3,226	2.26%	1.45%	24.47%
	2008	509	6.09	3,103	1.99%	1.45%	(38.07)%
Fidelity VIP II Index 500 (Pinnacle V ™)
	2012	205	9.56	1,960	3.36%	1.55%	13.83%
	2011	156	8.40	1,312	4.09%	1.55%	0.21%
	2010	140	8.38	1,174	2.13%	1.55%	12.95%
	2009	100	7.42	743	2.32%	1.55%	24.34%
	2008	89	5.97	530	3.97%	1.55%	(38.14)%
Fidelity VIP Index 500 (AdvantEdge ™)
	2012	99	10.74	1,065	3.22%	1.60%	13.77%
	2011	107	9.44	1,014	4.19%	1.60%	0.16%
	2010	48	9.42	449	3.30%	1.60%	12.90%
	2009	4	8.35	34	3.07%	1.60%	24.31%
	2008	2	6.71	10	3.98%	1.60%	(32.86)%
Fidelity VIP Index 500 (AnnuiChoice II ™)
	2012	95	9.97	945	3.59%	1.15%	14.30%
	2011	72	8.73	632	4.11%	1.15%	0.62%
	2010	72	8.67	620	1.98%	1.15%	13.41%
	2009	60	7.65	462	3.18%	1.15%	24.85%
	2008	31	6.13	190	2.49%	1.15%	(37.88)%
Fidelity VIP Index 500 (AnnuiChoice ™)
	2012	95	11.22	1,069	3.26%	1.00%	14.47%
	2011	88	9.80	860	4.28%	1.00%	0.77%
	2010	104	9.73	1,015	1.78%	1.00%	13.58%
	2009	133	8.57	1,139	2.30%	1.00%	25.04%
	2008	150	6.85	1,026	1.52%	1.00%	(37.79)%
Fidelity VIP Index 500 (Grandmaster flex3 ™)
	2012	46	9.75	452	3.33%	1.55%	13.83%
	2011	22	8.56	191	4.41%	1.55%	0.21%
	2010	37	8.54	316	1.71%	1.55%	12.95%
	2009	49	7.56	367	2.43%	1.55%	24.34%
	2008	46	6.08	282	1.62%	1.55%	(38.14)%
Fidelity VIP Index 500 (Grandmaster ™)
	2012	58	9.86	572	3.30%	1.35%	14.06%
	2011	53	8.64	455	3.86%	1.35%	0.41%
	2010	86	8.61	740	1.61%	1.35%	13.18%
	2009	146	7.61	1,112	2.30%	1.35%	24.60%
	2008	170	6.10	1,040	1.55%	1.35%	(38.01)%

(1)  Results for periods of less than one year have been annualized.

(2)  Results for periods of less than one year have not been annualized.

* -  Less than 500.

Separate Account I

of

Integrity Life Insurance Company

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

					Investment
		Units	Unit	Net Assets	Income	Expense	Total
Subaccount	Year	(000s)	Value	(000s)	Ratio (1)	Ratio (1)	Return (2)
Non-Affiliated Service Class 2 (continued):
Fidelity VIP Index 500 (IQ Advisor Standard ™)
	2012	15	$10.29	$153	3.30%	0.60%	14.93%
	2011	17	8.96	149	3.84%	0.60%	1.18%
	2010	42	8.85	370	1.89%	0.60%	14.04%
	2009	49	7.76	379	2.48%	0.60%	25.54%
	2008	28	6.18	172	2.07%	0.60%	(37.54)%
Fidelity VIP Index 500 (IQ3 ™)
	2012	97	11.64	1,128	3.21%	1.45%	13.95%
	2011	110	10.21	1,126	4.23%	1.45%	0.31%
	2010	138	10.18	1,409	1.65%	1.45%	13.07%
	2009	199	9.00	1,792	2.33%	1.45%	24.47%
	2008	136	7.23	983	1.97%	1.45%	(38.07)%
Fidelity VIP Index 500 (Pinnacle Plus ™)
	2012	17	14.26	250	3.23%	1.67%	13.69%
	2011	19	12.54	239	4.19%	1.67%	0.09%
	2010	22	12.53	276	1.96%	1.67%	12.82%
	2009	23	11.11	260	2.48%	1.67%	24.19%
	2008	28	8.95	254	1.90%	1.67%	(38.21)%
Fidelity VIP Investment Grade Bond (AdvantEdge ™)
	2012	120	12.53	1,498	4.95%	1.60%	3.91%
	2011	117	12.06	1,409	6.95%	1.60%	5.33%
	2010	65	11.45	747	5.64%	1.60%	5.83%
	2009	13	10.82	138	8.44%	1.60%	13.65%
	2008	4	9.52	35	0.00%	1.60%	(4.82)%
Fidelity VIP Investment Grade Bond (AnnuiChoice II ™)
	2012	119	13.36	1,590	5.31%	1.15%	4.38%
	2011	98	12.80	1,249	5.92%	1.15%	5.81%
	2010	90	12.10	1,086	4.61%	1.15%	6.31%
	2009	75	11.38	854	9.31%	1.15%	14.14%
	2008	63	9.97	625	3.27%	1.15%	(4.57)%
Fidelity VIP Investment Grade Bond (AnnuiChoice ™)
	2012	133	17.13	2,282	4.72%	1.00%	4.54%
	2011	154	16.39	2,531	5.50%	1.00%	5.97%
	2010	212	15.47	3,280	4.19%	1.00%	6.47%
	2009	270	14.53	3,925	8.87%	1.00%	14.32%
	2008	293	12.71	3,724	4.56%	1.00%	(4.43)%
Fidelity VIP Investment Grade Bond (GrandMaster flex3 ™)
	2012	50	13.62	683	4.94%	1.55%	3.96%
	2011	49	13.10	648	5.34%	1.55%	5.38%
	2010	68	12.43	845	3.85%	1.55%	5.88%
	2009	96	11.74	1,123	8.92%	1.55%	13.68%
	2008	121	10.33	1,248	5.70%	1.55%	(4.96)%
Fidelity VIP Investment Grade Bond (GrandMaster ™)
	2012	132	12.84	1,696	4.83%	1.35%	4.17%
	2011	139	12.33	1,714	5.38%	1.35%	5.60%
	2010	200	11.67	2,340	4.38%	1.35%	6.10%
	2009	231	11.00	2,538	8.13%	1.35%	13.91%
	2008	179	9.66	1,731	3.64%	1.35%	(4.77)%

(1)  Results for periods of less than one year have been annualized.

(2)  Results for periods of less than one year have not been annualized.

* -  Less than 500.

Separate Account I

of

Integrity Life Insurance Company

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

					Investment
		Units	Unit	Net Assets	Income	Expense	Total
Subaccount	Year	(000s)	Value	(000s)	Ratio (1)	Ratio (1)	Return (2)
Non-Affiliated Service Class 2 (continued):
Fidelity VIP Investment Grade Bond (IQ Advisor Standard ™)
	2012	18	$14.59	$268	4.76%	0.60%	4.97%
	2011	21	13.90	295	4.94%	0.60%	6.40%
	2010	43	13.07	557	4.03%	0.60%	6.90%
	2009	41	12.22	495	10.22%	0.60%	14.78%
	2008	38	10.65	400	3.90%	0.60%	(4.04)%
Fidelity VIP Investment Grade Bond (IQ3 ™)
	2012	129	15.93	2,057	5.18%	1.45%	4.07%
	2011	109	15.31	1,670	5.60%	1.45%	5.49%
	2010	130	14.51	1,879	3.87%	1.45%	5.99%
	2009	198	13.69	2,708	9.05%	1.45%	13.80%
	2008	225	12.03	2,708	4.94%	1.45%	(4.86)%
Fidelity VIP Investment Grade Bond (Pinnacle ™)
	2012	139	13.86	1,932	4.72%	1.35%	4.17%
	2011	155	13.31	2,061	5.70%	1.35%	5.60%
	2010	167	12.60	2,104	3.99%	1.35%	6.10%
	2009	214	11.88	2,545	9.18%	1.35%	13.91%
	2008	262	10.43	2,732	4.98%	1.35%	(4.77)%
Fidelity VIP Investment Grade Bond (Pinnacle IV ™)
	2012	83	13.74	1,137	4.40%	1.45%	4.07%
	2011	113	13.21	1,494	4.54%	1.45%	5.49%
	2010	350	12.52	4,385	4.14%	1.45%	5.99%
	2009	403	11.81	4,759	8.60%	1.45%	13.80%
	2008	355	10.38	3,682	4.62%	1.45%	(4.86)%
Fidelity VIP Investment Grade Bond (Pinnacle Plus II Reduced M&E ™)*
	2012	1	13.90	11	8.23%	1.10%	3.60%
Fidelity VIP Investment Grade Bond (Pinnacle Plus ™)
	2012	36	13.41	480	4.59%	1.67%	3.83%
	2011	43	12.92	558	5.46%	1.67%	5.25%
	2010	64	12.27	791	4.07%	1.67%	5.75%
	2009	77	11.61	899	8.42%	1.67%	13.54%
	2008	71	10.22	726	3.79%	1.67%	(5.08)%
Fidelity VIP Investment Grade Bond (Pinnacle V ™)
	2012	357	12.74	4,549	5.47%	1.55%	3.96%
	2011	256	12.25	3,135	6.02%	1.55%	5.38%
	2010	222	11.63	2,576	5.42%	1.55%	5.88%
	2009	135	10.98	1,479	8.71%	1.55%	13.68%
	2008	66	9.66	638	2.55%	1.55%	(4.96)%
Fidelity VIP Mid Cap (AdvantEdge ™)
	2012	26	11.02	288	9.71%	1.60%	12.72%
	2011	21	9.78	209	0.15%	1.60%	(12.28)%
	2010	43	11.15	474	0.39%	1.60%	26.52%
	2009	15	8.81	132	1.28%	1.60%	37.55%
	2008	12	6.41	77	0.28%	1.60%	(35.93)%
Fidelity VIP Mid Cap (AnnuiChoice II ™)
	2012	60	12.51	751	8.97%	1.15%	13.24%
	2011	59	11.05	649	0.21%	1.15%	(11.88)%
	2010	55	12.54	689	0.47%	1.15%	27.10%
	2009	46	9.86	456	1.12%	1.15%	38.15%
	2008	38	7.14	270	4.26%	1.15%	(40.30)%

(1)  Results for periods of less than one year have been annualized.

(2)  Results for periods of less than one year have not been annualized.

* -  Less than 500.

Separate Account I

of

Integrity Life Insurance Company

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

					Investment
		Units	Unit	Net Assets	Income	Expense	Total
Subaccount	Year	(000s)	Value	(000s)	Ratio (1)	Ratio (1)	Return (2)
Non-Affiliated Service Class 2 (continued):
Fidelity VIP Mid Cap (AnnuiChoice ™)
	2012	52	$24.03	$1,257	7.34%	1.00%	13.41%
	2011	77	21.19	1,635	0.16%	1.00%	(11.74)%
	2010	120	24.00	2,880	0.44%	1.00%	27.29%
	2009	140	18.86	2,644	1.05%	1.00%	38.36%
	2008	141	13.63	1,926	5.50%	1.00%	(40.21)%
Fidelity VIP Mid Cap (GrandMaster flex3 ™)
	2012	24	21.15	503	7.25%	1.55%	12.78%
	2011	35	18.75	661	0.17%	1.55%	(12.23)%
	2010	50	21.36	1,065	0.42%	1.55%	26.58%
	2009	77	16.88	1,294	0.92%	1.55%	37.59%
	2008	145	12.27	1,779	5.51%	1.55%	(40.55)%
Fidelity VIP Mid Cap (Grandmaster ™)
	2012	19	18.62	348	7.94%	1.35%	13.01%
	2011	23	16.48	387	0.08%	1.35%	(12.05)%
	2010	94	18.74	1,771	0.45%	1.35%	26.84%
	2009	104	14.77	1,533	1.28%	1.35%	37.87%
	2008	192	10.72	2,054	5.30%	1.35%	(40.42)%
Fidelity VIP Mid Cap (IQ Advisor Enhanced ™)
	2012	*-	19.52	9	8.90%	0.80%	13.64%
	2011	*-	17.18	8	0.15%	0.80%	(11.56)%
	2010	1	19.43	15	0.45%	0.80%	27.54%
	2009	1	15.23	12	1.01%	0.80%	38.63%
	2008	1	10.99	8	4.72%	0.80%	(40.09)%
Fidelity VIP Mid Cap (IQ Advisor Standard ™)
	2012	2	19.88	38	2.97%	0.60%	13.87%
	2011	10	17.46	180	0.19%	0.60%	(11.39)%
	2010	11	19.70	220	0.50%	0.60%	27.80%
	2009	13	15.41	198	1.16%	0.60%	38.91%
	2008	2	11.10	27	3.46%	0.60%	(39.97)%
Fidelity VIP Mid Cap (IQ Annuity ™)
	2012	61	23.27	1,417	6.24%	1.45%	12.89%
	2011	117	20.61	2,402	0.21%	1.45%	(12.14)%
	2010	114	23.46	2,681	0.46%	1.45%	26.71%
	2009	135	18.52	2,495	0.97%	1.45%	37.73%
	2008	125	13.44	1,679	4.91%	1.45%	(40.49)%
Fidelity VIP Mid Cap (Pinnacle ™)
	2012	62	10.88	674	7.94%	1.35%	13.01%
	2011	78	9.63	746	0.19%	1.35%	(12.05)%
	2010	85	10.95	932	0.44%	1.35%	26.84%
	2009	101	8.63	872	1.03%	1.35%	37.87%
	2008	122	6.26	763	5.47%	1.35%	(40.42)%
Fidelity VIP Mid Cap (Pinnacle IV ™)
	2012	154	22.92	3,531	8.04%	1.45%	12.89%
	2011	188	20.30	3,823	0.13%	1.45%	(12.14)%
	2010	386	23.10	8,910	0.44%	1.45%	26.71%
	2009	419	18.23	7,639	1.20%	1.45%	37.73%
	2008	352	13.24	4,656	5.20%	1.45%	(40.49)%

(1)  Results for periods of less than one year have been annualized.

(2)  Results for periods of less than one year have not been annualized.

* -  Less than 500.

Separate Account I

of

Integrity Life Insurance Company

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

					Investment
		Units	Unit	Net Assets	Income	Expense	Total
Subaccount	Year	(000s)	Value	(000s)	Ratio (1)	Ratio (1)	Return (2)
Non-Affiliated Service Class 2 (continued):
Fidelity VIP Mid Cap (Pinnacle Plus ™)
	2012	25	$22.16	$555	8.07%	1.67%	12.64%
	2011	30	19.67	595	0.15%	1.67%	(12.34)%
	2010	51	22.44	1,155	0.45%	1.67%	26.43%
	2009	57	17.75	1,010	1.15%	1.67%	37.42%
	2008	46	12.91	596	4.89%	1.67%	(40.62)%
Fidelity VIP Mid Cap (Pinnacle V ™)
	2012	117	10.67	1,253	7.44%	1.55%	12.78%
	2011	170	9.46	1,604	0.17%	1.55%	(12.23)%
	2010	213	10.78	2,298	0.46%	1.55%	26.58%
	2009	174	8.52	1,478	1.40%	1.55%	37.59%
	2008	73	6.19	452	3.88%	1.55%	(40.55)%
Fidelity VIP Overseas (AdvantEdge ™)
	2012	69	8.04	551	2.14%	1.60%	18.44%
	2011	69	6.79	470	1.69%	1.60%	(18.66)%
	2010	44	8.35	369	1.79%	1.60%	11.03%
	2009	22	7.52	168	2.58%	1.60%	24.23%
	2008	11	6.05	67	6.40%	1.60%	(39.49)%
Fidelity VIP Overseas (AnnuiChoice II ™)
	2012	43	9.47	407	2.28%	1.15%	18.99%
	2011	37	7.96	294	1.54%	1.15%	(18.29)%
	2010	32	9.74	314	1.25%	1.15%	11.53%
	2009	40	8.73	349	2.90%	1.15%	24.77%
	2008	27	7.00	188	5.06%	1.15%	(44.61)%
Fidelity VIP Overseas (AnnuiChoice ™)
	2012	34	11.57	398	1.98%	1.00%	19.17%
	2011	42	9.71	409	1.29%	1.00%	(18.16)%
	2010	54	11.87	638	1.37%	1.00%	11.70%
	2009	63	10.62	664	2.16%	1.00%	24.96%
	2008	103	8.50	873	4.74%	1.00%	(44.52)%
Fidelity VIP Overseas (GrandMaster flex3 ™)
	2012	14	12.68	183	2.03%	1.55%	18.50%
	2011	16	10.70	173	1.11%	1.55%	(18.62)%
	2010	29	13.15	380	1.29%	1.55%	11.08%
	2009	37	11.84	437	1.72%	1.55%	24.27%
	2008	138	9.53	1,313	6.90%	1.55%	(44.83)%
Fidelity VIP Overseas (GrandMaster ™)
	2012	64	7.84	499	2.00%	1.35%	18.75%
	2011	74	6.61	488	1.22%	1.35%	(18.45)%
	2010	107	8.10	869	1.40%	1.35%	11.31%
	2009	113	7.28	824	2.28%	1.35%	24.52%
	2008	123	5.84	717	4.78%	1.35%	(44.72)%
Fidelity VIP Overseas (IQ Advisor Enhanced ™)
	2012	1	13.32	10	2.14%	0.80%	19.41%
	2011	1	11.15	9	1.16%	0.80%	(18.00)%
	2010	1	13.60	17	1.42%	0.80%	11.93%
	2009	1	12.15	15	2.33%	0.80%	25.21%
	2008	1	9.70	12	4.86%	0.80%	(44.41)%

(1)  Results for periods of less than one year have been annualized.

(2)  Results for periods of less than one year have not been annualized.

* -  Less than 500.

Separate Account I

of

Integrity Life Insurance Company

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

					Investment
		Units	Unit	Net Assets	Income	Expense	Total
Subaccount	Year	(000s)	Value	(000s)	Ratio (1)	Ratio (1)	Return (2)
Non-Affiliated Service Class 2 (continued):
Fidelity VIP Overseas (IQ Advisor Standard ™)
	2012	10	$13.56	$139	2.07%	0.60%	19.65%
	2011	11	11.33	125	1.24%	0.60%	(17.83)%
	2010	16	13.79	215	1.30%	0.60%	12.15%
	2009	19	12.30	230	2.16%	0.60%	25.46%
	2008	22	9.80	215	5.04%	0.60%	(44.30)%
Fidelity VIP Overseas (IQ3 ™)
	2012	47	11.48	537	2.05%	1.45%	18.63%
	2011	52	9.68	506	1.40%	1.45%	(18.54)%
	2010	56	11.88	659	1.52%	1.45%	11.20%
	2009	61	10.68	652	2.10%	1.45%	24.39%
	2008	112	8.59	961	5.98%	1.45%	(44.78)%
Fidelity VIP Overseas (Pinnacle ™)
	2012	38	12.91	490	1.84%	1.35%	18.75%
	2011	51	10.87	556	1.31%	1.35%	(18.45)%
	2010	63	13.33	842	1.38%	1.35%	11.31%
	2009	66	11.98	791	2.06%	1.35%	24.52%
	2008	107	9.62	1,027	4.89%	1.35%	(44.72)%
Fidelity VIP Overseas (Pinnacle IV ™)
	2012	45	12.80	580	1.96%	1.45%	18.63%
	2011	57	10.79	610	1.26%	1.45%	(18.54)%
	2010	76	13.24	1,011	1.21%	1.45%	11.20%
	2009	97	11.91	1,160	2.06%	1.45%	24.39%
	2008	178	9.57	1,704	4.35%	1.45%	(44.78)%
Fidelity VIP Overseas (Pinnacle Plus ™)
	2012	11	15.54	170	2.14%	1.67%	18.36%
	2011	11	13.13	143	1.29%	1.67%	(18.72)%
	2010	14	16.15	221	1.20%	1.67%	10.95%
	2009	20	14.56	289	2.09%	1.67%	24.11%
	2008	25	11.73	293	4.27%	1.67%	(44.90)%
Fidelity VIP Overseas (Pinnacle V ™)
	2012	109	7.62	833	2.17%	1.55%	18.50%
	2011	106	6.43	681	1.47%	1.55%	(18.62)%
	2010	99	7.91	780	1.62%	1.55%	11.08%
	2009	72	7.12	514	2.78%	1.55%	24.27%
	2008	43	5.73	243	3.65%	1.55%	(44.83)%
Non-Affiliated Class 1:
Franklin Growth and Income Securities (Pinnacle ™)
	2012	183	15.09	2,764	3.27%	1.35%	11.01%
	2011	227	13.59	3,082	3.89%	1.35%	1.26%
	2010	261	13.42	3,506	3.81%	1.35%	15.36%
	2009	307	11.63	3,576	5.23%	1.35%	25.11%
	2008	365	9.30	3,397	4.12%	1.35%	(35.83)%
Franklin Growth and Income Securities (Pinnacle Plus II Reduced M&E ™)*
	2012	*-	15.12	5	5.96%	1.10%	4.77%
Franklin Income Securities (Pinnacle ™)
	2012	385	20.09	7,727	6.46%	1.35%	11.38%
	2011	479	18.04	8,638	6.05%	1.35%	1.33%
	2010	571	17.80	10,167	6.73%	1.35%	11.34%
	2009	667	15.99	10,666	8.27%	1.35%	34.05%
	2008	824	11.93	9,824	6.32%	1.35%	(30.37)%

(1)  Results for periods of less than one year have been annualized.

(2)  Results for periods of less than one year have not been annualized.

* -  Less than 500.

Separate Account I

of

Integrity Life Insurance Company

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

					Investment
		Units	Unit	Net Assets	Income	Expense	Total
Subaccount	Year	(000s)	Value	(000s)	Ratio (1)	Ratio (1)	Return (2)
Non-Affiliated Class 1 (continued):
Franklin Income Securities (Pinnacle Plus II Reduced M&E ™)*
	2012	18	$20.14	$365	12.75%	1.10%	8.07%
Van Kampen UIF Emerging Markets Debt (AnnuiChoice II ™)
	2012	*-	16.11	6	2.30%	1.15%	16.60%
	2011	1	13.82	8	4.69%	1.15%	5.81%
	2010	1	13.06	8	4.73%	1.15%	8.48%
	2009	1	12.04	13	7.95%	1.15%	28.71%
	2008	1	9.35	11	7.29%	1.15%	(15.96)%
Van Kampen UIF Emerging Markets Debt (AnnuiChoice ™)
	2012	3	26.43	72	2.53%	1.00%	16.78%
	2011	4	22.64	80	4.67%	1.00%	5.97%
	2010	6	21.36	119	5.87%	1.00%	8.65%
	2009	12	19.66	242	8.04%	1.00%	28.91%
	2008	18	15.25	269	9.49%	1.00%	(15.83)%
Van Kampen UIF Emerging Markets Debt (GrandMaster flex3 ™)
	2012	1	24.86	37	2.26%	1.55%	16.13%
	2011	2	21.41	50	5.39%	1.55%	5.38%
	2010	4	20.31	75	4.08%	1.55%	8.05%
	2009	4	18.80	73	7.81%	1.55%	28.19%
	2008	4	14.67	61	8.93%	1.55%	(16.30)%
Van Kampen UIF Emerging Markets Debt (IQ3 ™)
	2012	5	25.25	133	2.67%	1.45%	16.24%
	2011	7	21.72	147	4.64%	1.45%	5.49%
	2010	8	20.59	162	4.11%	1.45%	8.16%
	2009	9	19.04	173	7.86%	1.45%	28.32%
	2008	11	14.84	166	8.98%	1.45%	(16.21)%
Van Kampen UIF Emerging Markets Debt (Pinnacle IV ™)
	2012	11	28.17	305	2.93%	1.45%	16.24%
	2011	13	24.24	315	4.70%	1.45%	5.49%
	2010	16	22.98	374	4.12%	1.45%	8.16%
	2009	19	21.24	393	7.76%	1.45%	28.32%
	2008	20	16.55	337	9.70%	1.45%	(16.21)%
Van Kampen UIF U.S. Real Estate (AnnuiChoice II ™)
	2012	8	11.16	85	0.86%	1.15%	14.50%
	2011	8	9.75	79	0.85%	1.15%	4.71%
	2010	8	9.31	77	2.15%	1.15%	28.47%
	2009	9	7.25	64	3.43%	1.15%	26.88%
	2008	10	5.71	60	9.61%	1.15%	(38.61)%
Van Kampen UIF U.S. Real Estate (AnnuiChoice ™)
	2012	10	26.42	261	0.81%	1.00%	14.67%
	2011	14	23.04	313	0.71%	1.00%	4.86%
	2010	21	21.97	466	2.22%	1.00%	28.66%
	2009	26	17.08	446	3.28%	1.00%	27.07%
	2008	35	13.44	467	9.91%	1.00%	(38.52)%
Van Kampen UIF U.S. Real Estate (GrandMaster flex3 ™)
	2012	4	25.20	108	0.81%	1.55%	14.03%
	2011	6	22.10	122	0.83%	1.55%	4.28%
	2010	7	21.19	139	2.08%	1.55%	27.95%
	2009	9	16.56	155	3.43%	1.55%	26.36%
	2008	14	13.11	185	9.71%	1.55%	(38.86)%

(1)  Results for periods of less than one year have been annualized.

(2)  Results for periods of less than one year have not been annualized.

* -  Less than 500.

Separate Account I

of

Integrity Life Insurance Company

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

					Investment
		Units	Unit	Net Assets	Income	Expense	Total
Subaccount	Year	(000s)	Value	(000s)	Ratio (1)	Ratio (1)	Return (2)
Non-Affiliated Class 1 (continued):
Van Kampen UIF U.S. Real Estate (IQ3 ™)
	2012	18	$24.78	$449	0.89%	1.45%	14.15%
	2011	20	21.71	434	0.85%	1.45%	4.39%
	2010	21	20.80	443	2.09%	1.45%	28.08%
	2009	26	16.24	415	3.29%	1.45%	26.49%
	2008	32	12.84	409	9.81%	1.45%	(38.80)%
Van Kampen UIF U.S. Real Estate (Pinnacle IV ™)
	2012	35	27.59	967	0.89%	1.45%	14.15%
	2011	43	24.17	1,050	0.81%	1.45%	4.39%
	2010	54	23.16	1,259	2.18%	1.45%	28.08%
	2009	67	18.08	1,204	3.21%	1.45%	26.49%
	2008	83	14.29	1,186	9.38%	1.45%	(38.80)%
Non-Affiliated Class 2:
Templeton Foreign Securities (IQ Annuity ™)
	2012	23	18.86	437	3.00%	1.45%	16.51%
	2011	29	16.19	469	1.78%	1.45%	(11.93)%
	2010	34	18.38	617	1.77%	1.45%	6.84%
	2009	53	17.20	905	3.43%	1.45%	35.06%
	2008	57	12.74	730	3.22%	1.45%	(41.25)%
Franklin Growth and Income Securities (AdvantEdge ™)
	2012	2	10.65	24	2.08%	1.60%	10.43%
	2011	9	9.65	83	2.24%	1.60%	0.77%
	2010	4	9.57	37	3.60%	1.60%	14.82%
	2009	4	8.34	33	0.00%	1.60%	24.56%
Franklin Growth and Income Securities (AnnuiChoice II ™)
	2012	18	10.73	190	3.07%	1.15%	10.94%
	2011	19	9.67	186	3.97%	1.15%	1.23%
	2010	14	9.55	132	3.92%	1.15%	15.34%
	2009	12	8.28	101	5.01%	1.15%	25.10%
	2008	10	6.62	63	4.20%	1.15%	(35.89)%
Franklin Growth and Income Securities (AnnuiChoice ™)
	2012	83	15.25	1,269	2.92%	1.00%	11.10%
	2011	102	13.73	1,399	3.55%	1.00%	1.38%
	2010	109	13.54	1,481	3.66%	1.00%	15.51%
	2009	129	11.72	1,515	4.82%	1.00%	25.29%
	2008	191	9.36	1,784	4.03%	1.00%	(35.79)%
Franklin Growth and Income Securities (GrandMaster flex3 ™)
	2012	31	14.43	454	2.78%	1.55%	10.48%
	2011	44	13.06	580	3.70%	1.55%	0.82%
	2010	55	12.95	709	3.64%	1.55%	14.87%
	2009	67	11.27	755	4.82%	1.55%	24.59%
	2008	86	9.05	776	3.79%	1.55%	(36.15)%
Franklin Growth and Income Securities (Grandmaster ™)
	2012	37	14.72	544	2.61%	1.35%	10.71%
	2011	41	13.30	544	3.91%	1.35%	1.03%
	2010	49	13.16	651	3.59%	1.35%	15.11%
	2009	55	11.44	629	4.80%	1.35%	24.85%
	2008	66	9.16	600	3.90%	1.35%	(36.02)%

(1)  Results for periods of less than one year have been annualized.

(2)  Results for periods of less than one year have not been annualized.

* -  Less than 500.

Separate Account I

of

Integrity Life Insurance Company

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

					Investment
		Units	Unit	Net Assets	Income	Expense	Total
Subaccount	Year	(000s)	Value	(000s)	Ratio (1)	Ratio (1)	Return (2)
Non-Affiliated Class 2 (continued):
Franklin Growth and Income Securities (IQ Annuity ™)
	2012	104	$14.57	$1,521	3.08%	1.45%	10.60%
	2011	133	13.18	1,750	3.61%	1.45%	0.93%
	2010	167	13.06	2,174	3.65%	1.45%	14.99%
	2009	197	11.35	2,237	4.87%	1.45%	24.72%
	2008	244	9.10	2,223	3.66%	1.45%	(36.09)%
Franklin Growth and Income Securities (Pinnacle ™)
	2012	83	9.24	769	2.62%	1.35%	10.71%
	2011	107	8.34	895	3.55%	1.35%	1.03%
	2010	120	8.26	991	3.58%	1.35%	15.11%
	2009	127	7.18	915	4.83%	1.35%	24.85%
	2008	138	5.75	792	3.68%	1.35%	(36.02)%
Franklin Growth and Income Securities (Pinnacle IV ™)
	2012	101	14.57	1,473	3.08%	1.45%	10.60%
	2011	144	13.18	1,904	3.75%	1.45%	0.93%
	2010	198	13.06	2,582	3.62%	1.45%	14.99%
	2009	243	11.35	2,762	4.86%	1.45%	24.72%
	2008	298	9.10	2,714	3.85%	1.45%	(36.09)%
Franklin Growth and Income Securities (Pinnacle Plus II Reduced M&E ™)*
	2012	4	9.26	33	5.56%	1.10%	4.57%
Franklin Growth and Income Securities (Pinnacle Plus ™)
	2012	66	13.82	911	2.94%	1.67%	10.35%
	2011	72	12.52	905	2.05%	1.67%	0.70%
	2010	35	12.44	433	3.49%	1.67%	14.73%
	2009	46	10.84	495	4.78%	1.67%	24.44%
	2008	58	8.71	505	3.57%	1.67%	(36.23)%
Franklin Growth and Income Securities (Pinnacle V ™)
	2012	75	8.93	672	3.67%	1.55%	10.48%
	2011	79	8.08	639	3.30%	1.55%	0.82%
	2010	63	8.02	507	3.83%	1.55%	14.87%
	2009	49	6.98	343	4.08%	1.55%	24.59%
	2008	39	5.60	220	4.29%	1.55%	(36.15)%
Franklin Income Securities (AdvantEdge ™)
	2012	42	11.92	500	4.76%	1.60%	10.84%
	2011	41	10.75	440	7.19%	1.60%	0.75%
	2010	19	10.67	201	6.45%	1.60%	10.87%
	2009	10	9.63	100	6.82%	1.60%	33.46%
	2008	6	7.21	40	6.12%	1.60%	(27.86)%
Franklin Income Securities (AnnuiChoice II ™)
	2012	88	12.77	1,118	6.22%	1.15%	11.35%
	2011	88	11.47	1,005	5.84%	1.15%	1.21%
	2010	84	11.33	954	6.70%	1.15%	11.38%
	2009	87	10.17	884	7.66%	1.15%	34.04%
	2008	72	7.59	545	6.09%	1.15%	(30.47)%
Franklin Income Securities (AnnuiChoice ™)
	2012	120	20.30	2,432	6.44%	1.00%	11.52%
	2011	143	18.20	2,606	5.60%	1.00%	1.36%
	2010	160	17.96	2,873	6.56%	1.00%	11.55%
	2009	200	16.10	3,223	7.74%	1.00%	34.24%
	2008	219	11.99	2,629	6.48%	1.00%	(30.36)%

(1)  Results for periods of less than one year have been annualized.

(2)  Results for periods of less than one year have not been annualized.

* -  Less than 500.

Separate Account I

of

Integrity Life Insurance Company

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

					Investment
		Units	Unit	Net Assets	Income	Expense	Total
Subaccount	Year	(000s)	Value	(000s)	Ratio (1)	Ratio (1)	Return (2)
Non-Affiliated Class 2 (continued):
Franklin Income Securities (GrandMaster flex3 ™)
	2012	151	$19.20	$2,898	6.58%	1.55%	10.90%
	2011	166	17.31	2,867	5.75%	1.55%	0.80%
	2010	183	17.18	3,149	6.78%	1.55%	10.93%
	2009	225	15.48	3,485	8.30%	1.55%	33.50%
	2008	246	11.60	2,853	6.40%	1.55%	(30.75)%
Franklin Income Securities (Grandmaster ™)
	2012	141	19.59	2,772	6.77%	1.35%	11.13%
	2011	156	17.63	2,747	5.21%	1.35%	1.01%
	2010	164	17.46	2,867	6.65%	1.35%	11.15%
	2009	184	15.71	2,890	6.24%	1.35%	33.77%
	2008	259	11.74	3,044	6.45%	1.35%	(30.61)%
Franklin Income Securities (IQ Advisor Enhanced ™)
	2012	*-	16.13	8	6.45%	0.80%	11.75%
	2011	*-	14.44	7	7.20%	0.80%	1.57%
	2010	1	14.21	11	6.64%	0.80%	11.77%
	2009	1	12.72	10	8.11%	0.80%	34.51%
	2008	1	9.45	7	6.12%	0.80%	(30.22)%
Franklin Income Securities (IQ Advisor Standard ™)
	2012	*-	16.43	2	0.08%	0.60%	11.97%
	2011	7	14.67	100	5.78%	0.60%	1.77%
	2010	7	14.41	98	11.69%	0.60%	12.00%
	2009	*-	12.87	4	1.80%	0.60%	34.78%
	2008	*-	9.55	2	9.22%	0.60%	(30.08)%
Franklin Income Securities (IQ Annuity ™)
	2012	135	19.40	2,622	6.39%	1.45%	11.01%
	2011	157	17.47	2,738	6.04%	1.45%	0.90%
	2010	192	17.32	3,319	6.55%	1.45%	11.04%
	2009	247	15.59	3,845	8.46%	1.45%	33.63%
	2008	329	11.67	3,834	6.20%	1.45%	(30.68)%
Franklin Income Securities (Pinnacle IV ™)
	2012	377	19.40	7,311	6.76%	1.45%	11.01%
	2011	439	17.47	7,664	5.46%	1.45%	0.90%
	2010	478	17.32	8,278	6.64%	1.45%	11.04%
	2009	533	15.59	8,308	7.33%	1.45%	33.63%
	2008	446	11.67	5,209	6.59%	1.45%	(30.68)%
Franklin Income Securities (Pinnacle Plus Reduced M&E ™)
	2012	4	11.58	46	0.00%	1.15%	11.35%
	2011	*-	10.40	*-	4.65%	1.15%	1.21%
	2010	1	10.28	6	0.00%	1.15%	2.78%
Franklin Income Securities (Pinnacle Plus ™)
	2012	101	16.91	1,710	5.96%	1.67%	10.76%
	2011	113	15.27	1,728	5.64%	1.67%	0.68%
	2010	118	15.17	1,786	6.45%	1.67%	10.79%
	2009	113	13.69	1,550	7.91%	1.67%	33.33%
	2008	144	10.27	1,475	6.38%	1.67%	(30.83)%

(1)  Results for periods of less than one year have been annualized.

(2)  Results for periods of less than one year have not been annualized.

* -  Less than 500.

Separate Account I

of

Integrity Life Insurance Company

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

					Investment
		Units	Unit	Net Assets	Income	Expense	Total
Subaccount	Year	(000s)	Value	(000s)	Ratio (1)	Ratio (1)	Return (2)
Non-Affiliated Class 2 (continued):
Franklin Income Securities (Pinnacle V ™)
	2012	463	$10.96	$5,078	6.34%	1.55%	10.90%
	2011	404	9.88	3,996	5.20%	1.55%	0.80%
	2010	270	9.80	2,647	6.65%	1.55%	10.93%
	2009	242	8.84	2,141	6.61%	1.55%	33.50%
	2008	122	6.62	810	6.89%	1.55%	(30.75)%
Franklin Large Cap Growth Securities (AdvantEdge ™)
	2012	100	10.44	1,046	0.87%	1.60%	10.57%
	2011	95	9.44	894	0.72%	1.60%	(3.08)%
	2010	44	9.74	431	0.19%	1.60%	9.81%
	2009	2	8.87	19	0.00%	1.60%	27.69%
Franklin Large Cap Growth Securities (AnnuiChoice II ™)
	2012	38	11.24	422	0.83%	1.15%	11.07%
	2011	40	10.12	403	0.73%	1.15%	(2.64)%
	2010	34	10.40	350	0.78%	1.15%	10.31%
	2009	23	9.43	219	1.38%	1.15%	28.24%
	2008	19	7.35	140	3.02%	1.15%	(35.28)%
Franklin Large Cap Growth Securities (AnnuiChoice ™)
	2012	6	14.70	93	0.61%	1.00%	11.24%
	2011	12	13.22	161	0.84%	1.00%	(2.49)%
	2010	21	13.55	289	0.86%	1.00%	10.47%
	2009	23	12.27	282	1.16%	1.00%	28.44%
	2008	21	9.55	199	3.86%	1.00%	(35.18)%
Franklin Large Cap Growth Securities (GrandMaster flex3 ™)
	2012	7	13.91	97	0.87%	1.55%	10.62%
	2011	7	12.57	94	0.63%	1.55%	(3.03)%
	2010	11	12.96	142	0.78%	1.55%	9.86%
	2009	14	11.80	167	1.38%	1.55%	27.72%
	2008	20	9.24	189	3.75%	1.55%	(35.55)%
Franklin Large Cap Growth Securities (Grandmaster ™)
	2012	2	14.19	32	0.68%	1.35%	10.85%
	2011	2	12.80	31	0.78%	1.35%	(2.83)%
	2010	5	13.18	64	0.76%	1.35%	10.08%
	2009	3	11.97	39	1.37%	1.35%	27.98%
	2008	3	9.35	31	3.72%	1.35%	(35.42)%
Franklin Large Cap Growth Securities (IQ Advisor Standard ™)
	2012	1	12.56	13	0.84%	0.60%	11.69%
	2011	1	11.25	12	0.66%	0.60%	(2.10)%
	2010	1	11.49	12	0.83%	0.60%	10.92%
	2009	1	10.36	11	5.45%	0.60%	28.95%
	2008	1	8.03	8	9.37%	0.60%	(34.92)%
Franklin Large Cap Growth Securities (IQ Annuity ™)
	2012	7	14.05	92	0.69%	1.45%	10.74%
	2011	10	12.69	124	0.73%	1.45%	(2.93)%
	2010	14	13.07	184	0.82%	1.45%	9.97%
	2009	15	11.88	183	3.20%	1.45%	27.85%
	2008	33	9.30	309	5.70%	1.45%	(35.48)%

(1)  Results for periods of less than one year have been annualized.

(2)  Results for periods of less than one year have not been annualized.

* -  Less than 500.

Separate Account I

of

Integrity Life Insurance Company

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

					Investment
		Units	Unit	Net Assets	Income	Expense	Total
Subaccount	Year	(000s)	Value	(000s)	Ratio (1)	Ratio (1)	Return (2)
Non-Affiliated Class 2 (continued):
Franklin Large Cap Growth Securities (Pinnacle ™)
	2012	4	$14.19	$57	0.77%	1.35%	10.85%
	2011	5	12.80	66	0.64%	1.35%	(2.83)%
	2010	9	13.18	118	0.91%	1.35%	10.08%
	2009	9	11.97	109	1.29%	1.35%	27.98%
	2008	10	9.35	97	3.46%	1.35%	(35.42)%
Franklin Large Cap Growth Securities (Pinnacle IV ™)
	2012	29	14.05	409	0.87%	1.45%	10.74%
	2011	34	12.69	427	0.70%	1.45%	(2.93)%
	2010	63	13.07	828	0.88%	1.45%	9.97%
	2009	62	11.89	732	1.40%	1.45%	27.85%
	2008	60	9.30	555	3.55%	1.45%	(35.48)%
Franklin Large Cap Growth Securities (Pinnacle Plus ™)
	2012	21	12.61	265	0.91%	1.67%	10.49%
	2011	22	11.41	249	0.82%	1.67%	(3.15)%
	2010	40	11.79	471	0.73%	1.67%	9.73%
	2009	24	10.74	253	1.13%	1.67%	27.57%
	2008	21	8.42	180	3.72%	1.67%	(35.63)%
Franklin Large Cap Growth Securities (Pinnacle V ™)
	2012	98	9.29	915	0.83%	1.55%	10.62%
	2011	99	8.40	833	0.60%	1.55%	(3.03)%
	2010	74	8.66	639	0.67%	1.55%	9.86%
	2009	21	7.88	166	1.32%	1.55%	27.72%
	2008	24	6.17	147	3.64%	1.55%	(35.55)%
Franklin Mutual Shares Securities (AdvantEdge ™)
	2012	216	9.87	2,130	2.20%	1.60%	12.41%
	2011	193	8.78	1,697	2.95%	1.60%	(2.62)%
	2010	110	9.02	995	1.87%	1.60%	9.42%
	2009	28	8.24	235	2.07%	1.60%	24.06%
	2008	7	6.65	50	6.35%	1.60%	(33.55)%
Franklin Mutual Shares Securities (AnnuiChoice II ™)
	2012	133	10.39	1,380	2.17%	1.15%	12.92%
	2011	120	9.20	1,101	2.45%	1.15%	(2.18)%
	2010	111	9.41	1,043	1.63%	1.15%	9.92%
	2009	85	8.56	723	1.95%	1.15%	24.60%
	2008	39	6.87	268	4.14%	1.15%	(37.83)%
Franklin Mutual Shares Securities (AnnuiChoice ™)
	2012	56	16.88	941	2.08%	1.00%	13.10%
	2011	71	14.93	1,060	2.31%	1.00%	(2.03)%
	2010	78	15.24	1,190	1.51%	1.00%	10.08%
	2009	95	13.84	1,315	1.99%	1.00%	24.79%
	2008	102	11.09	1,135	3.79%	1.00%	(37.74)%
Franklin Mutual Shares Securities (GrandMaster flex3 ™)
	2012	63	15.97	1,001	2.04%	1.55%	12.47%
	2011	93	14.20	1,322	2.18%	1.55%	(2.57)%
	2010	122	14.58	1,781	1.58%	1.55%	9.47%
	2009	170	13.31	2,262	1.94%	1.55%	24.10%
	2008	199	10.73	2,132	3.53%	1.55%	(38.09)%

(1)  Results for periods of less than one year have been annualized.

(2)  Results for periods of less than one year have not been annualized.

* -  Less than 500.

Separate Account I

of

Integrity Life Insurance Company

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

					Investment
		Units	Unit	Net Assets	Income	Expense	Total
Subaccount	Year	(000s)	Value	(000s)	Ratio (1)	Ratio (1)	Return (2)
Non-Affiliated Class 2 (continued):
Franklin Mutual Shares Securities (IQ Advisor Standard ™)
	2012	21	$14.28	$305	2.09%	0.60%	13.56%
	2011	22	12.57	273	3.03%	0.60%	(1.63)%
	2010	38	12.78	479	1.52%	0.60%	10.53%
	2009	42	11.57	486	1.95%	0.60%	25.29%
	2008	48	9.23	443	4.28%	0.60%	(37.49)%
Franklin Mutual Shares Securities (IQ Annuity ™)
	2012	39	16.13	630	1.95%	1.45%	12.58%
	2011	50	14.33	713	2.25%	1.45%	(2.47)%
	2010	64	14.69	935	1.49%	1.45%	9.58%
	2009	78	13.41	1,043	1.90%	1.45%	24.22%
	2008	106	10.79	1,141	3.59%	1.45%	(38.02)%
Franklin Mutual Shares Securities (Pinnacle ™)
	2012	66	16.30	1,077	1.91%	1.35%	12.69%
	2011	85	14.46	1,223	2.30%	1.35%	(2.37)%
	2010	102	14.81	1,505	1.57%	1.35%	9.70%
	2009	114	13.50	1,539	1.84%	1.35%	24.35%
	2008	140	10.86	1,516	3.57%	1.35%	(37.96)%
Franklin Mutual Shares Securities (Pinnacle IV ™)
	2012	262	16.13	4,232	2.12%	1.45%	12.58%
	2011	281	14.33	4,030	2.49%	1.45%	(2.47)%
	2010	174	14.69	2,561	1.54%	1.45%	9.58%
	2009	194	13.41	2,598	1.82%	1.45%	24.22%
	2008	292	10.79	3,155	4.09%	1.45%	(38.02)%
Franklin Mutual Shares Securities (Pinnacle Plus II Reduced M&E ™)*
	2012	1	16.33	8	4.07%	1.10%	6.04%
Franklin Mutual Shares Securities (Pinnacle Plus Reduced M&E ™)
	2012	2	11.44	19	0.00%	1.15%	12.92%
Franklin Mutual Shares Securities (Pinnacle Plus ™)
	2012	68	14.56	988	2.16%	1.67%	12.33%
	2011	73	12.97	943	2.29%	1.67%	(2.69)%
	2010	72	13.32	962	1.60%	1.67%	9.34%
	2009	77	12.19	932	2.04%	1.67%	23.95%
	2008	81	9.83	795	3.99%	1.67%	(38.16)%
Franklin Mutual Shares Securities (Pinnacle V ™)
	2012	517	8.68	4,492	2.17%	1.55%	12.47%
	2011	419	7.72	3,236	2.59%	1.55%	(2.57)%
	2010	194	7.92	1,536	1.81%	1.55%	9.47%
	2009	120	7.24	867	2.13%	1.55%	24.10%
	2008	77	5.83	449	4.77%	1.55%	(38.09)%
Franklin Mutual Shares Securities(Grandmaster ™)
	2012	90	16.30	1,471	2.12%	1.35%	12.69%
	2011	105	14.46	1,518	2.68%	1.35%	(2.37)%
	2010	52	14.81	771	1.55%	1.35%	9.70%
	2009	67	13.50	901	1.37%	1.35%	24.35%
	2008	243	10.86	2,636	3.91%	1.35%	(37.96)%

(1)  Results for periods of less than one year have been annualized.

(2)  Results for periods of less than one year have not been annualized.

* -  Less than 500.

Separate Account I

of

Integrity Life Insurance Company

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

					Investment
		Units	Unit	Net Assets	Income	Expense	Total
Subaccount	Year	(000s)	Value	(000s)	Ratio (1)	Ratio (1)	Return (2)
Non-Affiliated Class 2 (continued):
Franklin Small Cap Value Securities (AdvantEdge ™)
	2012	7	$12.19	$84	0.51%	1.60%	16.49%
	2011	7	10.47	73	0.41%	1.60%	(5.30)%
	2010	25	11.05	273	0.32%	1.60%	26.17%
	2009	2	8.76	15	0.16%	1.60%	27.12%
	2008	*-	6.89	*-	0.00%	1.60%	(31.10)%
Franklin Small Cap Value Securities (Annuichoice II ™)
	2012	15	10.61	161	0.77%	1.15%	17.02%
	2011	15	9.07	137	0.87%	1.15%	(4.86)%
	2010	15	9.53	140	0.84%	1.15%	26.75%
	2009	12	7.52	90	1.56%	1.15%	27.67%
	2008	10	5.89	56	1.47%	1.15%	(33.79)%
Franklin Small Cap Value Securities (Annuichoice ™)
	2012	6	10.70	64	0.86%	1.00%	17.20%
	2011	12	9.13	108	0.60%	1.00%	(4.72)%
	2010	15	9.58	141	0.49%	1.00%	26.94%
	2009	5	7.55	41	1.28%	1.00%	27.87%
	2008	19	5.90	110	1.31%	1.00%	(33.69)%
Franklin Small Cap Value Securities (Grandmaster ™)
	2012	9	10.49	97	1.08%	1.35%	16.78%
	2011	14	8.98	126	0.71%	1.35%	(5.06)%
	2010	14	9.46	133	0.73%	1.35%	26.49%
	2009	7	7.48	51	1.66%	1.35%	27.41%
	2008	7	5.87	41	1.98%	1.35%	(33.92)%
Franklin Small Cap Value Securities (Grandmaster flex3 ™)
	2012	5	10.37	54	0.30%	1.55%	16.55%
	2011	10	8.90	93	0.96%	1.55%	(5.25)%
	2010	8	9.39	73	0.58%	1.55%	26.24%
	2009	2	7.44	15	1.03%	1.55%	27.16%
	2008	1	5.85	3	1.19%	1.55%	(34.06)%
Franklin Small Cap Value Securities (IQ Annuuity ™)
	2012	8	10.43	85	0.76%	1.45%	16.66%
	2011	9	8.94	83	0.73%	1.45%	(5.15)%
	2010	9	9.42	85	0.84%	1.45%	26.37%
	2009	5	7.46	39	1.26%	1.45%	27.28%
	2008	10	5.86	57	3.06%	1.45%	(33.99)%
Franklin Small Cap Value Securities (Pinnacle Plus ™)
	2012	10	10.30	105	0.68%	1.67%	16.40%
	2011	17	8.85	154	0.66%	1.67%	(5.36)%
	2010	19	9.35	177	0.70%	1.67%	26.08%
	2009	11	7.41	82	1.61%	1.67%	27.00%
	2008	10	5.84	59	2.17%	1.67%	(34.14)%
Franklin Small Cap Value Securities Fund (Pinnacle ™)
	2012	17	10.49	174	0.42%	1.35%	16.78%
	2011	15	8.98	134	0.49%	1.35%	(5.06)%
	2010	8	9.46	79	0.75%	1.35%	26.49%
	2009	10	7.48	73	0.91%	1.35%	27.41%
	2008	26	5.87	152	3.07%	1.35%	(33.92)%

(1)  Results for periods of less than one year have been annualized.

(2)  Results for periods of less than one year have not been annualized.

* -  Less than 500.

Separate Account I

of

Integrity Life Insurance Company

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

					Investment
		Units	Unit	Net Assets	Income	Expense	Total
Subaccount	Year	(000s)	Value	(000s)	Ratio (1)	Ratio (1)	Return (2)
Non-Affiliated Class 2 (continued):
Franklin Small Cap Value Securities Fund (Pinnacle IV ™)
	2012	5	$10.43	$57	0.62%	1.45%	16.66%
	2011	11	8.94	97	0.45%	1.45%	(5.15)%
	2010	28	9.42	263	1.04%	1.45%	26.37%
	2009	9	7.46	66	2.42%	1.45%	27.28%
	2008	5	5.86	31	1.11%	1.45%	(33.99)%
Franklin Small Cap Value Securities Fund (Pinnacle V ™)
	2012	43	10.34	449	0.80%	1.55%	16.55%
	2011	34	8.87	298	0.55%	1.55%	(5.25)%
	2010	24	9.37	225	0.80%	1.55%	26.24%
	2009	23	7.42	167	1.62%	1.55%	27.16%
	2008	16	5.83	91	1.14%	1.55%	(34.06)%
Invesco Van Kampen VI American Franchise (AdvantEdge ™)
	2012	2	11.04	19	0.00%	1.60%	11.58%
	2011	2	9.89	17	0.00%	1.60%	(7.88)%
	2010	2	10.74	18	0.00%	1.60%	17.66%
	2009	2	9.13	16	0.00%	1.60%	63.03%
Invesco Van Kampen VI American Franchise (AnnuiChoice II ™)
	2012	5	12.55	61	0.00%	1.15%	12.09%
	2011	5	11.20	55	0.00%	1.15%	(7.46)%
	2010	5	12.10	59	0.00%	1.15%	18.19%
	2009	5	10.24	54	0.00%	1.15%	63.74%
	2008	1	6.25	9	0.18%	1.15%	(49.70)%
Invesco Van Kampen VI American Franchise (AnnuiChoice ™)
	2012	1	16.09	20	0.00%	1.00%	12.26%
	2011	1	14.34	21	0.00%	1.00%	(7.32)%
	2010	2	15.47	31	0.00%	1.00%	18.37%
	2009	7	13.07	97	0.00%	1.00%	63.99%
	2008	1	7.97	4	0.12%	1.00%	(49.63)%
Invesco Van Kampen VI American Franchise (GrandMaster flex3 ™)
	2012	3	15.22	50	0.00%	1.55%	11.63%
	2011	3	13.64	44	0.00%	1.55%	(7.84)%
	2010	3	14.80	48	0.00%	1.55%	17.71%
	2009	3	12.57	43	0.00%	1.55%	63.08%
	2008	*-	7.71	2	0.28%	1.55%	(49.91)%
Invesco Van Kampen VI American Franchise (Grandmaster ™)
	2012	*-	15.53	3	0.00%	1.35%	11.86%
	2011	*-	13.89	2	0.00%	1.35%	(7.65)%
	2010	4	15.04	63	0.00%	1.35%	17.95%
	2009	1	12.75	8	0.00%	1.35%	63.41%
	2008	1	7.80	5	0.19%	1.35%	(49.80)%
Invesco Van Kampen VI American Franchise (IQ Annuity ™)
	2012	15	15.38	238	0.00%	1.45%	11.75%
	2011	17	13.76	238	0.00%	1.45%	(7.74)%
	2010	19	14.92	289	0.00%	1.45%	17.83%
	2009	21	12.66	267	0.00%	1.45%	63.24%
	2008	12	7.75	90	0.04%	1.45%	(49.86)%

(1)  Results for periods of less than one year have been annualized.

(2)  Results for periods of less than one year have not been annualized.

* -  Less than 500.

Separate Account I

of

Integrity Life Insurance Company

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

					Investment
		Units	Unit	Net Assets	Income	Expense	Total
Subaccount	Year	(000s)	Value	(000s)	Ratio (1)	Ratio (1)	Return (2)
Non-Affiliated Class 2 (continued):
Invesco Van Kampen VI American Franchise (Pinnacle Plus ™)
	2012	3	$13.39	$38	0.00%	1.67%	11.50%
	2011	4	12.01	43	0.00%	1.67%	(7.95)%
	2010	4	13.05	54	0.00%	1.67%	17.57%
	2009	8	11.10	89	0.00%	1.67%	62.88%
	2008	5	6.81	32	0.16%	1.67%	(49.97)%
Invesco Van Kampen VI Comstock (AdvantEdge ™)
	2012	65	10.78	702	1.64%	1.60%	17.01%
	2011	50	9.21	457	1.35%	1.60%	(3.67)%
	2010	45	9.56	431	0.13%	1.60%	13.85%
	2009	45	8.40	378	6.78%	1.60%	26.38%
	2008	2	6.64	13	0.00%	1.60%	(33.55)%
Invesco Van Kampen VI Comstock (AnnuiChoice II ™)
	2012	42	10.94	457	1.67%	1.15%	17.55%
	2011	32	9.31	302	1.23%	1.15%	(3.23)%
	2010	27	9.62	261	0.12%	1.15%	14.37%
	2009	26	8.41	222	5.05%	1.15%	26.93%
	2008	15	6.63	98	2.01%	1.15%	(36.54)%
Invesco Van Kampen VI Comstock (AnnuiChoice ™)
	2012	18	17.28	306	1.64%	1.00%	17.73%
	2011	17	14.68	242	1.46%	1.00%	(3.08)%
	2010	19	15.15	281	0.14%	1.00%	14.54%
	2009	25	13.23	333	4.37%	1.00%	27.12%
	2008	41	10.40	422	2.86%	1.00%	(36.45)%
Invesco Van Kampen VI Comstock (GrandMaster flex3 ™)
	2012	4	16.35	71	1.84%	1.55%	17.07%
	2011	6	13.96	79	1.86%	1.55%	(3.62)%
	2010	12	14.49	167	0.15%	1.55%	13.91%
	2009	18	12.72	235	4.09%	1.55%	26.42%
	2008	22	10.06	225	3.15%	1.55%	(36.80)%
Invesco Van Kampen VI Comstock (Grandmaster ™)
	2012	11	16.68	183	1.48%	1.35%	17.31%
	2011	13	14.22	187	1.07%	1.35%	(3.43)%
	2010	9	14.73	128	0.14%	1.35%	14.14%
	2009	10	12.90	125	4.20%	1.35%	26.68%
	2008	11	10.18	110	2.73%	1.35%	(36.67)%
Invesco Van Kampen VI Comstock (IQ Advisor Standard ™)
	2012	1	14.35	19	1.53%	0.60%	18.21%
	2011	1	12.14	17	1.96%	0.60%	(2.69)%
	2010	4	12.47	49	0.13%	0.60%	15.00%
	2009	4	10.84	44	6.09%	0.60%	27.64%
	2008	2	8.50	14	0.00%	0.60%	(36.19)%
Invesco Van Kampen VI Comstock (IQ Annuity ™)
	2012	22	16.51	360	1.46%	1.45%	17.19%
	2011	25	14.09	356	1.33%	1.45%	(3.52)%
	2010	26	14.61	383	0.19%	1.45%	14.02%
	2009	48	12.81	617	4.25%	1.45%	26.55%
	2008	55	10.12	561	2.79%	1.45%	(36.74)%

(1)  Results for periods of less than one year have been annualized.

(2)  Results for periods of less than one year have not been annualized.

* -  Less than 500.

Separate Account I

of

Integrity Life Insurance Company

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

					Investment
		Units	Unit	Net Assets	Income	Expense	Total
Subaccount	Year	(000s)	Value	(000s)	Ratio (1)	Ratio (1)	Return (2)
Non-Affiliated Class 2 (continued):
Invesco Van Kampen VI Comstock (Pinnacle Plus ™)
	2012	8	$14.92	$118	1.02%	1.67%	16.93%
	2011	18	12.76	226	1.87%	1.67%	(3.74)%
	2010	13	13.26	178	0.15%	1.67%	13.77%
	2009	16	11.65	192	4.27%	1.67%	26.26%
	2008	16	9.23	152	2.92%	1.67%	(36.88)%
Invesco Van Kampen VI American Value (AdvantEdge ™)
	2012	7	11.47	77	0.69%	1.60%	15.19%
	2011	6	9.95	63	0.23%	1.60%	(0.78)%
	2010	29	10.03	288	0.89%	1.60%	20.23%
	2009	6	8.35	50	1.26%	1.60%	36.97%
Invesco Van Kampen VI American Value (AnnuiChoice II ™)
	2012	14	11.70	169	0.67%	1.15%	15.72%
	2011	14	10.11	138	0.59%	1.15%	(0.33)%
	2010	16	10.15	158	0.86%	1.15%	20.78%
	2009	14	8.40	116	0.65%	1.15%	37.56%
	2008	2	6.11	15	37.86%	1.15%	(38.92)%
Invesco Van Kampen VI American Value (AnnuiChoice ™)
	2012	1	11.79	10	0.38%	1.00%	15.90%
	2011	2	10.17	22	0.54%	1.00%	(0.18)%
	2010	3	10.19	30	1.18%	1.00%	20.96%
Invesco Van Kampen VI American Value (Grandmaster flex3 ™)
	2012	1	11.48	16	1.03%	1.55%	15.25%
	2011	*-	9.96	2	0.00%	1.55%	(0.73)%
	2010	3	10.04	28	0.00%	1.55%	20.29%
Invesco Van Kampen VI American Value (Grandmaster ™)
	2012	5	11.59	56	0.69%	1.35%	15.49%
	2011	4	10.04	39	0.60%	1.35%	(0.53)%
	2010	4	10.09	45	0.93%	1.35%	20.53%
	2009	4	8.37	37	1.17%	1.35%	37.28%
	2008	1	6.10	5	0.00%	1.35%	(39.01)%
Invesco Van Kampen VI American Value (IQ Annuity ™)
	2012	5	11.54	63	0.79%	1.45%	15.37%
	2011	4	10.00	37	0.36%	1.45%	(0.63)%
	2010	9	10.07	95	0.92%	1.45%	20.41%
	2009	5	8.36	38	0.60%	1.45%	37.14%
	2008	6	6.10	39	6.37%	1.45%	(39.05)%
Invesco Van Kampen VI American Value (Pinnacle Plus ™)
	2012	4	11.42	41	1.02%	1.67%	15.11%
	2011	1	9.92	10	1.01%	1.67%	(0.85)%
	2010	*-	10.01	4	1.14%	1.67%	20.14%
Invesco Van Kampen VI American Franchise (Pinnacle ™)
	2012	4	15.53	57	0.00%	1.35%	11.86%
	2011	4	13.89	53	0.00%	1.35%	(7.65)%
	2010	5	15.04	68	0.00%	1.35%	17.95%
	2009	6	12.75	73	0.00%	1.35%	63.41%
	2008	6	7.80	46	0.22%	1.35%	(49.80)%

(1)  Results for periods of less than one year have been annualized.

(2)  Results for periods of less than one year have not been annualized.

* -  Less than 500.

Separate Account I

of

Integrity Life Insurance Company

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

					Investment
		Units	Unit	Net Assets	Income	Expense	Total
Subaccount	Year	(000s)	Value	(000s)	Ratio (1)	Ratio (1)	Return (2)
Non-Affiliated Class 2 (continued):
Invesco Van Kampen VI American Franchise (Pinnacle IV ™)
	2012	11	$15.38	$176	0.00%	1.45%	11.75%
	2011	17	13.76	232	0.00%	1.45%	(7.74)%
	2010	16	14.92	238	0.00%	1.45%	17.83%
	2009	28	12.66	354	0.00%	1.45%	63.24%
	2008	20	7.75	152	0.19%	1.45%	(49.86)%
Invesco Van Kampen VI American Franchise (Pinnacle V ™)
	2012	33	10.61	345	0.00%	1.55%	11.63%
	2011	23	9.51	222	0.00%	1.55%	(7.84)%
	2010	19	10.32	197	0.00%	1.55%	17.71%
	2009	17	8.76	152	0.00%	1.55%	63.08%
	2008	1	5.37	6	0.17%	1.55%	(49.91)%
Invesco Van Kampen VI Comstock (Pinnacle ™)
	2012	10	16.68	169	1.50%	1.35%	17.31%
	2011	13	14.22	184	1.40%	1.35%	(3.43)%
	2010	16	14.73	232	0.14%	1.35%	14.14%
	2009	19	12.90	248	4.38%	1.35%	26.68%
	2008	28	10.18	283	3.30%	1.35%	(36.67)%
Invesco Van Kampen VI Comstock (Pinnacle IV ™)
	2012	21	16.52	339	1.50%	1.45%	17.19%
	2011	28	14.09	388	1.71%	1.45%	(3.52)%
	2010	31	14.61	451	0.15%	1.45%	14.02%
	2009	44	12.81	568	4.10%	1.45%	26.55%
	2008	56	10.12	571	2.87%	1.45%	(36.74)%
Invesco Van Kampen VI Comstock (Pinnacle V ™)
	2012	122	9.17	1,119	1.72%	1.55%	17.07%
	2011	63	7.84	492	1.29%	1.55%	(3.62)%
	2010	34	8.13	280	0.10%	1.55%	13.91%
	2009	20	7.14	145	4.31%	1.55%	26.42%
	2008	9	5.65	50	2.21%	1.55%	(36.80)%
Invesco Van Kampen VI International Growth Class II (IQ Advisor Enhanced ™)
	2012	3	9.61	26	1.06%	0.80%	13.92%
Invesco Van Kampen VI International Growth Class II (Pinnacle Plus ™)
	2012	4	9.57	39	2.46%	1.67%	13.69%
Invesco Van Kampen VI International Growth Class II (Pinnacle ™)
	2012	3	9.56	24	2.50%	1.35%	13.58%
	2011	*-	8.41	3	0.00%	1.35%	(15.85)%
Invesco Van Kampen VI International Growth Class II (Pinnacle V ™)
	2012	15	9.54	144	1.37%	1.55%	13.46%
	2011	3	8.41	21	0.00%	1.55%	(15.91)%
Invesco Van Kampen VI International Growth II (Annuichoice™)
	2012	1	9.63	10	1.27%	1.00%	14.10%
	2011	1	8.44	9	0.00%	1.00%	(15.59)%
Invesco Van Kampen VI International Growth II (Grandmaster flex3 ™)
	2012	1	9.54	9	1.52%	1.55%	13.46%
	2011	1	8.41	6	0.00%	1.55%	(15.91)%
Invesco Van Kampen VI International Growth II (Grandmaster ™)
	2012	*-	9.57	3	0.00%	1.35%	13.69%

(1)  Results for periods of less than one year have been annualized.

(2)  Results for periods of less than one year have not been annualized.

* -  Less than 500.

Separate Account I

of

Integrity Life Insurance Company

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

					Investment
		Units	Unit	Net Assets	Income	Expense	Total
Subaccount	Year	(000s)	Value	(000s)	Ratio (1)	Ratio (1)	Return (2)
Non-Affiliated Class 2 (continued):
Invesco Van Kampen VI American Value (Pinnacle V ™)
	2012	40	$11.48	$457	0.42%	1.55%	15.25%
	2011	83	9.96	826	0.74%	1.55%	(0.73)%
	2010	48	10.04	487	0.70%	1.55%	20.29%
	2009	10	8.35	85	0.61%	1.55%	37.00%
	2008	1	6.09	4	7.30%	1.55%	(39.09)%
Invesco Van Kampen VI American Value (Pinnacle ™)
	2012	*-	11.59	2	0.97%	1.35%	15.49%
	2011	*-	10.04	1	0.70%	1.35%	(0.53)%
	2010	*-	10.09	1	2.01%	1.35%	20.53%
Invesco Van Kampen VI American Value (Pinnacle IV ™)
	2012	38	11.54	437	0.97%	1.45%	15.37%
	2011	24	10.00	236	0.73%	1.45%	(0.63)%
	2010	17	10.07	167	1.16%	1.45%	20.41%
	2009	*-	8.36	2	0.00%	1.45%	37.14%
Templeton Foreign Securities (Pinnacle ™)
	2012	30	19.05	579	2.57%	1.35%	16.63%
	2011	40	16.34	654	1.81%	1.35%	(11.84)%
	2010	48	18.53	898	1.87%	1.35%	6.95%
	2009	59	17.33	1,030	3.34%	1.35%	35.19%
	2008	62	12.82	792	3.19%	1.35%	(41.19)%
Templeton Foreign Securities (Pinnacle IV ™)
	2012	68	18.86	1,283	3.01%	1.45%	16.51%
	2011	82	16.19	1,319	1.76%	1.45%	(11.93)%
	2010	110	18.38	2,019	1.87%	1.45%	6.84%
	2009	109	17.20	1,868	3.46%	1.45%	35.06%
	2008	128	12.74	1,628	3.32%	1.45%	(41.25)%
Templeton Foreign Securities (Pinnacle Plus II Reduced M&E ™)*
	2012	1	19.09	15	5.43%	1.10%	7.43%
Templeton Foreign Securities (Pinnacle V ™)
	2012	138	9.08	1,256	2.79%	1.55%	16.39%
	2011	111	7.80	867	1.78%	1.55%	(12.02)%
	2010	92	8.86	816	1.79%	1.55%	6.73%
	2009	58	8.31	478	3.11%	1.55%	34.92%
	2008	41	6.16	254	3.48%	1.55%	(41.31)%
Templeton Foreign Securities Fund (AnnuiChoice II ™)
	2012	51	11.05	559	3.01%	1.15%	16.87%
	2011	43	9.46	411	1.95%	1.15%	(11.66)%
	2010	37	10.70	393	1.71%	1.15%	7.16%
	2009	40	9.99	402	2.53%	1.15%	35.47%
	2008	23	7.37	167	3.49%	1.15%	(41.07)%
Templeton Foreign Securities Fund (AnnuiChoice ™)
	2012	23	19.74	453	2.84%	1.00%	17.05%
	2011	34	16.86	573	1.82%	1.00%	(11.53)%
	2010	47	19.06	897	1.72%	1.00%	7.32%
	2009	54	17.76	960	3.51%	1.00%	35.67%
	2008	63	13.09	829	3.42%	1.00%	(40.98)%

(1)  Results for periods of less than one year have been annualized.

(2)  Results for periods of less than one year have not been annualized.

* -  Less than 500.

Separate Account I

of

Integrity Life Insurance Company

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

					Investment
		Units	Unit	Net Assets	Income	Expense	Total
Subaccount	Year	(000s)	Value	(000s)	Ratio (1)	Ratio (1)	Return (2)
Non-Affiliated Class 2 (continued):
Templeton Foriegn Securities Fund (AdvantEdge ™)
	2012	87	$9.56	$836	2.99%	1.60%	16.33%
	2011	74	8.22	605	1.63%	1.60%	(12.06)%
	2010	40	9.35	377	0.91%	1.60%	6.67%
	2009	6	8.76	51	1.98%	1.60%	34.88%
	2008	2	6.50	14	3.55%	1.60%	(35.02)%
Templeton Foriegn Securities Fund (GrandMaster flex3 ™)
	2012	17	18.67	319	2.80%	1.55%	16.39%
	2011	19	16.04	305	2.03%	1.55%	(12.02)%
	2010	33	18.23	605	1.71%	1.55%	6.73%
	2009	43	17.08	736	3.50%	1.55%	34.92%
	2008	48	12.66	613	3.63%	1.55%	(41.31)%
Templeton Foriegn Securities Fund (Grandmaster ™)
	2012	18	19.05	340	2.84%	1.35%	16.63%
	2011	18	16.34	297	1.86%	1.35%	(11.84)%
	2010	21	18.53	387	1.81%	1.35%	6.95%
	2009	21	17.33	356	3.14%	1.35%	35.19%
	2008	22	12.82	282	3.30%	1.35%	(41.19)%
Templeton Foriegn Securities Fund (IQ Advisor Standard ™)
	2012	2	15.87	32	2.93%	0.60%	17.52%
	2011	2	13.51	28	1.79%	0.60%	(11.17)%
	2010	2	15.21	32	1.88%	0.60%	7.76%
	2009	2	14.11	31	3.28%	0.60%	36.22%
	2008	2	10.36	23	3.95%	0.60%	(40.74)%
Templeton Foriegn Securities Fund (Pinnacle Plus ™)
	2012	24	17.31	421	3.08%	1.67%	16.25%
	2011	34	14.89	502	1.82%	1.67%	(12.12)%
	2010	37	16.95	629	1.76%	1.67%	6.60%
	2009	33	15.90	527	3.20%	1.67%	34.76%
	2008	34	11.80	398	3.62%	1.67%	(41.38)%
Templeton Growth Securities (AdvantEdge ™)
	2012	33	9.40	315	2.88%	1.60%	19.12%
	2011	14	7.89	107	1.27%	1.60%	(8.46)%
	2010	11	8.62	97	1.29%	1.60%	5.68%
	2009	7	8.15	60	2.93%	1.60%	29.04%
	2008	6	6.32	37	2.95%	1.60%	(36.81)%
Templeton Growth Securities (AnnuiChoice II ™)
	2012	20	9.62	193	2.05%	1.15%	19.67%
	2011	20	8.04	163	1.60%	1.15%	(8.04)%
	2010	27	8.74	235	1.36%	1.15%	6.16%
	2009	26	8.24	218	3.14%	1.15%	29.60%
	2008	28	6.36	177	2.25%	1.15%	(42.99)%
Templeton Growth Securities (AnnuiChoice ™)
	2012	15	16.43	253	2.32%	1.00%	19.85%
	2011	20	13.71	276	1.48%	1.00%	(7.90)%
	2010	25	14.88	374	1.25%	1.00%	6.32%
	2009	43	14.00	601	2.97%	1.00%	29.79%
	2008	44	10.79	473	2.12%	1.00%	(42.90)%

(1)  Results for periods of less than one year have been annualized.

(2)  Results for periods of less than one year have not been annualized.

* -  Less than 500.

Separate Account I

of

Integrity Life Insurance Company

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

					Investment
		Units	Unit	Net Assets	Income	Expense	Total
Subaccount	Year	(000s)	Value	(000s)	Ratio (1)	Ratio (1)	Return (2)
Non-Affiliated Class 2 (continued):
Templeton Growth Securities (GrandMaster flex3 ™)
	2012	32	$15.54	$504	2.09%	1.55%	19.18%
	2011	38	13.04	496	1.50%	1.55%	(8.41)%
	2010	56	14.24	795	1.34%	1.55%	5.73%
	2009	87	13.47	1,171	3.16%	1.55%	29.07%
	2008	108	10.43	1,127	2.08%	1.55%	(43.22)%
Templeton Growth Securities (Grandmaster ™)
	2012	21	15.86	328	2.09%	1.35%	19.43%
	2011	23	13.28	300	1.38%	1.35%	(8.23)%
	2010	24	14.47	346	1.48%	1.35%	5.95%
	2009	36	13.66	491	3.30%	1.35%	29.33%
	2008	51	10.56	542	2.04%	1.35%	(43.10)%
Templeton Growth Securities (IQ Annuity ™)
	2012	33	15.70	524	1.95%	1.45%	19.30%
	2011	43	13.16	566	1.42%	1.45%	(8.32)%
	2010	51	14.35	725	1.36%	1.45%	5.84%
	2009	57	13.56	779	3.20%	1.45%	29.20%
	2008	74	10.50	779	1.98%	1.45%	(43.16)%
Templeton Growth Securities (Pinnacle ™)
	2012	56	15.86	889	2.03%	1.35%	19.43%
	2011	62	13.28	822	1.41%	1.35%	(8.23)%
	2010	72	14.47	1,040	1.35%	1.35%	5.95%
	2009	86	13.66	1,171	3.13%	1.35%	29.33%
	2008	121	10.56	1,283	1.99%	1.35%	(43.10)%
Templeton Growth Securities (Pinnacle IV ™)
	2012	43	15.70	672	2.13%	1.45%	19.30%
	2011	52	13.16	687	1.23%	1.45%	(8.32)%
	2010	90	14.35	1,294	1.23%	1.45%	5.84%
	2009	283	13.56	3,833	3.99%	1.45%	29.20%
	2008	126	10.50	1,325	1.82%	1.45%	(43.16)%
Templeton Growth Securities (Pinnacle Plus ™)
	2012	29	14.28	420	2.07%	1.67%	19.04%
	2011	33	12.00	400	1.39%	1.67%	(8.53)%
	2010	38	13.12	501	1.35%	1.67%	5.60%
	2009	41	12.42	510	3.25%	1.67%	28.92%
	2008	48	9.64	461	2.11%	1.67%	(43.29)%
Templeton Growth Securities (Pinnacle V ™)
	2012	88	8.06	711	2.15%	1.55%	19.18%
	2011	100	6.76	680	1.21%	1.55%	(8.41)%
	2010	92	7.39	681	1.07%	1.55%	5.73%
	2009	405	6.99	2,830	3.71%	1.55%	29.07%
	2008	66	5.41	356	2.09%	1.55%	(43.22)%
Van Kampen UIF Emerging Markets Debt (AdvantEdge ™)
	2012	26	14.17	367	2.73%	1.60%	15.98%
	2011	29	12.22	350	4.31%	1.60%	5.18%
	2010	14	11.62	168	2.46%	1.60%	7.99%
	2009	2	10.76	20	0.00%	1.60%	28.06%

(1)  Results for periods of less than one year have been annualized.

(2)  Results for periods of less than one year have not been annualized.

* -  Less than 500.

Separate Account I

of

Integrity Life Insurance Company

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

					Investment
		Units	Unit	Net Assets	Income	Expense	Total
Subaccount	Year	(000s)	Value	(000s)	Ratio (1)	Ratio (1)	Return (2)
Non-Affiliated Class 2 (continued):
Van Kampen UIF Emerging Markets Debt (AnnuiChoice II ™)
	2012	18	$14.71	$269	2.57%	1.15%	16.51%
	2011	20	12.62	257	5.24%	1.15%	5.66%
	2010	20	11.95	237	3.09%	1.15%	8.48%
	2009	37	11.01	404	9.62%	1.15%	28.62%
	2008	11	8.56	97	10.70%	1.15%	(15.96)%
Van Kampen UIF Emerging Markets Debt (AnnuiChoice ™)
	2012	13	14.84	200	3.06%	1.00%	16.69%
	2011	12	12.71	158	3.92%	1.00%	5.82%
	2010	21	12.01	255	4.01%	1.00%	8.65%
	2009	21	11.06	230	7.47%	1.00%	28.81%
	2008	19	8.58	160	9.00%	1.00%	(15.83)%
Van Kampen UIF Emerging Markets Debt (GrandMaste flex3 ™)
	2012	21	14.37	306	2.74%	1.55%	16.04%
	2011	22	12.39	266	5.70%	1.55%	5.23%
	2010	20	11.77	240	0.82%	1.55%	8.04%
	2009	376	10.89	4,097	10.81%	1.55%	28.10%
	2008	40	8.50	338	9.65%	1.55%	(16.30)%
Van Kampen UIF Emerging Markets Debt (Grandmaster ™)
	2012	9	24.52	229	2.32%	1.35%	16.28%
	2011	8	21.08	166	4.61%	1.35%	5.45%
	2010	10	19.99	191	2.58%	1.35%	8.26%
	2009	31	18.47	572	9.75%	1.35%	28.36%
	2008	11	14.39	165	9.47%	1.35%	(16.13)%
Van Kampen UIF Emerging Markets Debt (IQ Advisor Standard ™)
	2012	1	20.50	12	2.82%	0.60%	17.17%
	2011	1	17.50	10	4.67%	0.60%	6.25%
	2010	1	16.47	10	4.05%	0.60%	9.08%
	2009	1	15.10	9	7.82%	0.60%	29.33%
	2008	1	11.67	8	1.16%	0.60%	(15.49)%
Van Kampen UIF Emerging Markets Debt (IQ Annuity ™)
	2012	12	24.27	295	2.79%	1.45%	16.16%
	2011	13	20.89	272	4.27%	1.45%	5.34%
	2010	17	19.83	336	2.91%	1.45%	8.15%
	2009	29	18.34	530	9.11%	1.45%	28.23%
	2008	22	14.30	311	9.84%	1.45%	(16.22)%
Van Kampen UIF Emerging Markets Debt (Pinnacle IV ™)
	2012	33	14.46	470	2.83%	1.45%	16.16%
	2011	50	12.45	627	4.83%	1.45%	5.34%
	2010	67	11.81	788	3.94%	1.45%	8.15%
	2009	92	10.92	1,009	7.90%	1.45%	28.23%
	2008	100	8.52	851	9.95%	1.45%	(16.22)%
Van Kampen UIF Emerging Markets Debt (Pinnacle Plus ™)
	2012	7	20.93	157	3.04%	1.67%	15.90%
	2011	15	18.06	269	5.43%	1.67%	5.11%
	2010	18	17.18	307	3.85%	1.67%	7.91%
	2009	16	15.92	256	8.04%	1.67%	27.94%
	2008	18	12.44	225	10.21%	1.67%	(16.40)%

(1)  Results for periods of less than one year have been annualized.

(2)  Results for periods of less than one year have not been annualized.

* -  Less than 500.

Separate Account I

of

Integrity Life Insurance Company

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

					Investment
		Units	Unit	Net Assets	Income	Expense	Total
Subaccount	Year	(000s)	Value	(000s)	Ratio (1)	Ratio (1)	Return (2)
Non-Affiliated Class 2 (continued):
Van Kampen UIF Emerging Markets Debt (Pinnacle V ™)
	2012	52	$14.29	$745	2.32%	1.55%	16.04%
	2011	35	12.32	433	4.79%	1.55%	5.23%
	2010	35	11.71	407	3.87%	1.55%	8.04%
	2009	21	10.83	232	5.10%	1.55%	28.10%
	2008	19	8.46	164	8.01%	1.55%	(16.30)%
Van Kampen UIF Emerging Markets Equity (AdvantEdge ™)
	2012	44	8.67	381	0.00%	1.60%	17.91%
	2011	44	7.35	327	0.32%	1.60%	(19.54)%
	2010	37	9.14	334	0.46%	1.60%	17.05%
	2009	17	7.81	129	0.00%	1.60%	67.44%
	2008	5	4.66	24	7.75%	1.60%	(53.38)%
Van Kampen UIF Emerging Markets Equity (AnnuiChoice II ™)
	2012	26	13.47	357	0.00%	1.15%	18.46%
	2011	30	11.37	341	0.37%	1.15%	(19.17)%
	2010	29	14.07	413	0.55%	1.15%	17.58%
	2009	18	11.97	217	0.00%	1.15%	68.16%
	2008	13	7.12	95	9.27%	1.15%	(57.24)%
Van Kampen UIF Emerging Markets Equity (AnnuiChoice ™)
	2012	9	35.86	307	0.00%	1.00%	18.64%
	2011	11	30.22	322	0.35%	1.00%	(19.05)%
	2010	13	37.34	504	0.57%	1.00%	17.76%
	2009	23	31.71	729	0.00%	1.00%	68.42%
	2008	21	18.83	393	7.49%	1.00%	(57.18)%
Van Kampen UIF Emerging Markets Equity (GrandMaster flex3 ™)
	2012	11	33.92	381	0.00%	1.55%	17.97%
	2011	14	28.75	406	0.38%	1.55%	(19.50)%
	2010	13	35.72	468	0.63%	1.55%	17.11%
	2009	21	30.50	653	0.00%	1.55%	67.48%
	2008	32	18.21	587	7.48%	1.55%	(57.42)%
Van Kampen UIF Emerging Markets Equity (Grandmaster ™)
	2012	8	34.61	281	0.00%	1.35%	18.22%
	2011	9	29.28	269	0.35%	1.35%	(19.34)%
	2010	13	36.30	461	0.56%	1.35%	17.34%
	2009	12	30.93	377	0.00%	1.35%	67.82%
	2008	16	18.43	286	8.14%	1.35%	(57.33)%
Van Kampen UIF Emerging Markets Equity (IQ Advisor Standard ™)
	2012	*-	25.20	4	0.00%	0.60%	19.12%
	2011	3	21.16	61	0.02%	0.60%	(18.73)%
	2010	3	26.03	90	0.79%	0.60%	18.23%
	2009	7	22.02	150	0.00%	0.60%	69.10%
	2008	*-	13.02	2	2.34%	0.60%	(57.00)%
Van Kampen UIF Emerging Markets Equity (IQ Annuity ™)
	2012	13	34.26	462	0.00%	1.45%	18.09%
	2011	15	29.01	434	0.36%	1.45%	(19.42)%
	2010	17	36.00	608	0.59%	1.45%	17.22%
	2009	25	30.71	755	0.00%	1.45%	67.65%
	2008	21	18.32	383	6.39%	1.45%	(57.37)%

(1)  Results for periods of less than one year have been annualized.

(2)  Results for periods of less than one year have not been annualized.

* -  Less than 500.

Separate Account I

of

Integrity Life Insurance Company

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

					Investment
		Units	Unit	Net Assets	Income	Expense	Total
Subaccount	Year	(000s)	Value	(000s)	Ratio (1)	Ratio (1)	Return (2)
Non-Affiliated Class 2 (continued):
Van Kampen UIF Emerging Markets Equity (Pinnacle ™)
	2012	20	$34.61	$675	0.00%	1.35%	18.22%
	2011	19	29.28	569	0.36%	1.35%	(19.34)%
	2010	25	36.30	906	0.58%	1.35%	17.34%
	2009	27	30.93	830	0.00%	1.35%	67.82%
	2008	30	18.43	562	8.07%	1.35%	(57.33)%
Van Kampen UIF Emerging Markets Equity (Pinnacle IV ™)
	2012	42	34.26	1,431	0.00%	1.45%	18.10%
	2011	39	29.01	1,126	0.34%	1.45%	(19.42)%
	2010	56	36.01	2,022	0.61%	1.45%	17.22%
	2009	71	30.72	2,175	0.00%	1.45%	67.65%
	2008	66	18.32	1,214	7.44%	1.45%	(57.37)%
Van Kampen UIF Emerging Markets Equity (Pinnacle Plus ™)
	2012	11	29.43	328	0.00%	1.67%	17.83%
	2011	11	24.98	266	0.42%	1.67%	(19.60)%
	2010	15	31.07	475	0.57%	1.67%	16.96%
	2009	17	26.56	465	0.00%	1.67%	67.28%
	2008	16	15.88	260	8.25%	1.67%	(57.47)%
Van Kampen UIF Emerging Markets Equity (Pinnacle V ™)
	2012	89	9.85	880	0.00%	1.55%	17.97%
	2011	114	8.35	951	0.35%	1.55%	(19.50)%
	2010	103	10.37	1,064	0.59%	1.55%	17.11%
	2009	77	8.86	682	0.00%	1.55%	67.48%
	2008	66	5.29	351	8.48%	1.55%	(57.42)%
Van Kampen UIF U. S. Real Estate (Pinnacle Plus ™)
	2012	16	22.55	371	0.58%	1.67%	13.68%
	2011	19	19.84	380	0.56%	1.67%	3.90%
	2010	20	19.09	390	1.76%	1.67%	27.37%
	2009	21	14.99	318	2.80%	1.67%	26.35%
	2008	21	11.86	255	8.97%	1.67%	(39.09)%
Van Kampen UIF U.S. Real Estate (AdvantEdge ™)
	2012	25	11.73	296	0.62%	1.60%	13.76%
	2011	24	10.31	250	0.46%	1.60%	3.98%
	2010	18	9.92	175	1.48%	1.60%	27.46%
	2009	3	7.78	26	1.59%	1.60%	26.47%
	2008	1	6.15	3	0.00%	1.60%	(38.46)%
Van Kampen UIF U.S. Real Estate (AnnuiChoice II ™)
	2012	33	9.17	307	0.59%	1.15%	14.29%
	2011	36	8.02	288	0.58%	1.15%	4.45%
	2010	34	7.68	258	2.12%	1.15%	28.04%
	2009	33	6.00	195	2.82%	1.15%	27.02%
	2008	35	4.72	165	11.68%	1.15%	(38.77)%
Van Kampen UIF U.S. Real Estate (AnnuiChoice ™)
	2012	28	9.25	260	0.56%	1.00%	14.46%
	2011	48	8.08	387	0.53%	1.00%	4.61%
	2010	63	7.72	483	1.79%	1.00%	28.23%
	2009	63	6.02	382	3.03%	1.00%	27.21%
	2008	63	4.73	296	9.91%	1.00%	(38.68)%

(1)  Results for periods of less than one year have been annualized.

(2)  Results for periods of less than one year have not been annualized.

* -  Less than 500.

Separate Account I

of

Integrity Life Insurance Company

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

					Investment
		Units	Unit	Net Assets	Income	Expense	Total
Subaccount	Year	(000s)	Value	(000s)	Ratio (1)	Ratio (1)	Return (2)
Non-Affiliated Class 2 (continued):
Van Kampen UIF U.S. Real Estate (Grandmaster flex3 ™)
	2012	28	$8.96	$249	0.58%	1.55%	13.82%
	2011	17	7.87	131	0.62%	1.55%	4.03%
	2010	17	7.57	130	1.99%	1.55%	27.52%
	2009	24	5.93	145	2.22%	1.55%	26.50%
	2008	60	4.69	279	9.34%	1.55%	(39.02)%
Van Kampen UIF U.S. Real Estate (Grandmaster ™)
	2012	12	26.63	320	0.67%	1.35%	14.05%
	2011	10	23.35	228	0.51%	1.35%	4.24%
	2010	12	22.40	258	1.79%	1.35%	27.78%
	2009	10	17.53	177	2.69%	1.35%	26.76%
	2008	16	13.83	228	8.81%	1.35%	(38.90)%
Van Kampen UIF U.S. Real Estate (IQ Advisor Standard ™)
	2012	13	21.43	285	0.61%	0.60%	14.92%
	2011	14	18.64	252	0.59%	0.60%	5.03%
	2010	16	17.75	279	1.95%	0.60%	28.75%
	2009	16	13.79	220	2.86%	0.60%	27.72%
	2008	16	10.79	169	11.21%	0.60%	(38.43)%
Van Kampen UIF U.S. Real Estate (IQ Annuity ™)
	2012	10	26.36	253	0.59%	1.45%	13.94%
	2011	12	23.14	269	0.60%	1.45%	4.13%
	2010	15	22.22	340	1.89%	1.45%	27.65%
	2009	16	17.41	284	2.85%	1.45%	26.63%
	2008	21	13.75	290	14.35%	1.45%	(38.96)%
Van Kampen UIF U.S. Real Estate (Pinnacle IV ™)
	2012	107	9.01	966	0.69%	1.45%	13.94%
	2011	121	7.91	957	0.55%	1.45%	4.13%
	2010	172	7.59	1,306	2.15%	1.45%	27.65%
	2009	188	5.95	1,121	3.06%	1.45%	26.63%
	2008	192	4.70	901	9.12%	1.45%	(38.96)%
Van Kampen UIF U.S. Real Estate (Pinnacle V ™)
	2012	104	9.58	994	0.60%	1.55%	13.82%
	2011	120	8.41	1,006	0.53%	1.55%	4.03%
	2010	105	8.09	849	1.89%	1.55%	27.52%
	2009	83	6.34	528	2.79%	1.55%	26.50%
	2008	52	5.01	259	8.81%	1.55%	(39.02)%
Non-Affiliated Class 3:
BlackRock Capital Appreciation VI (Advantedge™)
	2012	8	9.42	75	2.00%	1.60%	11.74%
	2011	8	8.43	64	6.88%	1.60%	(15.74)%
BlackRock Capital Appreciation VI (AnnuiChoice II™)
	2012	24	9.49	223	3.09%	1.15%	12.26%
	2011	5	8.45	44	5.16%	1.15%	(15.49)%
BlackRock Capital Appreciation VI (Annuichoice™)
	2012	*-	9.51	1	3.73%	1.00%	12.43%
BlackRock Capital Appreciation VI Class III (Grandmaster™)
	2012	1	9.46	13	3.69%	1.35%	12.03%
BlackRock Capital Appreciation VI Class III (Pinnacle ™)
	2012	2	9.46	22	3.21%	1.35%	12.03%
	2011	*-	8.44	3	5.16%	1.35%	(15.60)%

(1)  Results for periods of less than one year have been annualized.

(2)  Results for periods of less than one year have not been annualized.

* -  Less than 500.

Separate Account I

of

Integrity Life Insurance Company

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

					Investment
		Units	Unit	Net Assets	Income	Expense	Total
Subaccount	Year	(000s)	Value	(000s)	Ratio (1)	Ratio (1)	Return (2)
Non-Affiliated Class 3 (continued):
BlackRock Capital Appreciation VI Class III (Pinnacle IV ™)
	2012	4	$9.44	$40	1.67%	1.45%	11.92%
	2011	6	8.43	49	5.16%	1.45%	(15.66)%
BlackRock Capital Appreciation VI Class III (Pinnacle V ™)
	2012	73	9.42	692	3.16%	1.55%	11.80%
	2011	14	8.43	117	5.08%	1.55%	(15.72)%
BlackRock Global Allocation VI (Advantedge™)
	2012	12	9.65	116	2.65%	1.60%	8.20%
	2011	5	8.92	41	9.08%	1.60%	(10.77)%
BlackRock Global Allocation VI (AnnuiChoice II™)
	2012	73	9.73	707	1.97%	1.15%	8.70%
	2011	64	8.95	576	9.12%	1.15%	(10.50)%
BlackRock Global Allocation VI (Annuichoice™)
	2012	19	9.75	188	3.58%	1.00%	8.86%
	2011	*-	8.96	*-	0.00%	1.00%	(10.41)%
BlackRock Global Allocation VI (Grandmaster flex3 ™)
	2012	6	9.66	58	1.87%	1.55%	8.26%
	2011	6	8.93	53	9.55%	1.55%	(10.74)%
BlackRock Global Allocation VI (Grandmaster™)
	2012	2	9.70	19	1.86%	1.35%	8.48%
	2011	2	8.94	18	9.08%	1.35%	(10.62)%
BlackRock Global Allocation VI Class III (Pinnacle ™)
	2012	23	9.70	226	1.91%	1.35%	8.48%
	2011	22	8.94	198	9.16%	1.35%	(10.62)%
BlackRock Global Allocation VI Class III (Pinnacle IV ™)
	2012	1	9.68	14	0.53%	1.45%	8.37%
	2011	9	8.93	81	9.57%	1.45%	(10.68)%
BlackRock Global Allocation VI Class III (Pinnacle Plus II Reduced M&E ™)*
	2012	2	9.72	20	3.58%	1.10%	1.43%
BlackRock Global Allocation VI Class III (Pinnacle V ™)
	2012	24	9.66	230	2.63%	1.55%	8.26%
	2011	9	8.93	83	9.62%	1.55%	(10.74)%
Non-Affiliated Class A:
DWS Small Cap Index VIP (Pinnacle ™)
	2012	33	17.11	569	0.98%	1.35%	14.68%
	2011	40	14.92	593	0.99%	1.35%	(5.70)%
	2010	58	15.82	911	0.96%	1.35%	24.69%
	2009	69	12.69	877	1.82%	1.35%	24.87%
	2008	80	10.16	818	2.98%	1.35%	(35.02)%
DWS Small Cap Index VIP (Pinnacle IV ™)
	2012	3	16.50	52	1.14%	1.45%	14.56%
	2011	6	14.40	84	0.87%	1.45%	(5.80)%
	2010	6	15.29	91	0.96%	1.45%	24.56%
	2009	8	12.27	95	1.76%	1.45%	24.74%
	2008	8	9.84	78	2.90%	1.45%	(35.08)%
DWS Small Cap Index VIP (Pinnacle Plus II Reduced M&E ™)*
	2012	*-	17.15	6	1.70%	1.10%	2.66%
Non-Affiliated Class B:
Columbia VIT MidCap Value Opportunity Class 1 (Advantedge™)
	2012	8	9.67	80	0.00%	1.60%	16.72%
	2011	9	8.28	71	0.00%	1.60%	(17.17)%

(1)  Results for periods of less than one year have been annualized.

(2)  Results for periods of less than one year have not been annualized.

* -  Less than 500.

Separate Account I

of

Integrity Life Insurance Company

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

					Investment
		Units	Unit	Net Assets	Income	Expense	Total
Subaccount	Year	(000s)	Value	(000s)	Ratio (1)	Ratio (1)	Return (2)
Non-Affiliated Class B (continued):
Columbia VIT MidCap Value Opportunity Class 1 (AnnuiChoice II™)
	2012	*-	$9.74	$5	0.00%	1.15%	17.26%
	2011	1	8.31	8	0.00%	1.15%	(16.91)%
Columbia VIT MidCap Value Opportunity Class 1 (Annuichoice™)
	2012	3	9.77	25	0.00%	1.00%	17.43%
	2011	3	8.32	22	0.00%	1.00%	(16.83)%
Columbia VIT MidCap Value Opportunity Class 1 (Grandmaster flex3 ™)
	2012	2	9.68	20	0.00%	1.55%	16.78%
	2011	7	8.29	61	0.00%	1.55%	(17.14)%
Columbia VIT MidCap Value Opportunity Class 1 (Grandmaster™)
	2012	5	9.71	52	0.00%	1.35%	17.02%
	2011	11	8.30	93	0.00%	1.35%	(17.03)%
Columbia VIT MidCap Value Opportunity Class 1 (Pinnacle ™)
	2012	6	9.71	57	0.00%	1.35%	17.02%
	2011	5	8.30	39	0.00%	1.35%	(17.03)%
Columbia VIT MidCap Value Opportunity Class 1 (Pinnacle IV ™)
	2012	3	9.69	27	0.00%	1.45%	16.90%
	2011	4	8.29	30	0.00%	1.45%	(17.08)%
Columbia VIT MidCap Value Opportunity Class 1 (Pinnacle Plus™)
	2012	6	9.66	61	0.00%	1.67%	16.64%
	2011	9	8.28	75	0.00%	1.67%	(17.21)%
Columbia VIT MidCap Value Opportunity Class 1 (Pinnacle V ™)
	2012	4	9.68	41	0.00%	1.55%	16.78%
	2011	4	8.29	30	0.00%	1.55%	(17.14)%
Columbia VIT Small Cap Value Class 2 (AdvantEdge ™)
	2012	17	15.72	261	4.99%	1.60%	9.47%
	2011	16	14.36	233	12.50%	1.60%	(7.63)%
	2010	9	15.55	142	0.85%	1.60%	24.44%
	2009	1	12.50	6	0.00%	1.60%	24.97%
Columbia VIT Small Cap Value Class 2 (AnnuiChoice II ™)
	2012	8	15.99	121	5.46%	1.15%	9.97%
	2011	5	14.54	78	13.62%	1.15%	(7.21)%
	2010	3	15.67	50	1.07%	1.15%	25.01%
	2009	2	12.53	28	0.00%	1.15%	25.35%
Columbia VIT Small Cap Value Class 2 (AnnuiChoice ™)
	2012	6	16.08	102	4.54%	1.00%	10.14%
	2011	8	14.60	118	9.49%	1.00%	(7.07)%
	2010	6	15.71	91	1.07%	1.00%	25.20%
	2009	5	12.55	62	0.00%	1.00%	25.48%
Columbia VIT Small Cap Value Class 2 (Grandmaster flex3 ™)
	2012	2	15.75	39	4.11%	1.55%	9.52%
	2011	5	14.38	70	14.86%	1.55%	(7.58)%
	2010	2	15.56	32	1.02%	1.55%	24.51%
	2009	2	12.50	26	0.15%	1.55%	25.01%
Columbia VIT Small Cap Value Class 2 (Grandmaster ™)
	2012	1	15.87	22	4.88%	1.35%	9.75%
	2011	1	14.46	20	17.03%	1.35%	(7.40)%
	2010	1	15.62	9	1.11%	1.35%	24.76%
	2009	*-	12.52	*-	0.00%	1.35%	25.18%

(1)  Results for periods of less than one year have been annualized.

(2)  Results for periods of less than one year have not been annualized.

* -  Less than 500.

Separate Account I

of

Integrity Life Insurance Company

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

					Investment
		Units	Unit	Net Assets	Income	Expense	Total
Subaccount	Year	(000s)	Value	(000s)	Ratio (1)	Ratio (1)	Return (2)
Non-Affiliated Class B (continued):
Columbia VIT Small Cap Value Class 2 (Pinnacle Plus ™)
	2012	4	$15.68	$55	2.58%	1.67%	9.39%
	2011	8	14.34	110	16.45%	1.67%	(7.69)%
	2010	3	15.53	52	0.79%	1.67%	24.36%
Columbia VIT Small Cap Value Class 2 (Pinnacle ™)
	2012	1	15.87	22	5.71%	1.35%	9.75%
	2011	1	14.46	19	11.29%	1.35%	(7.40)%
	2010	1	15.62	18	1.05%	1.35%	24.76%
	2009	1	12.52	8	0.00%	1.35%	25.18%
Columbia VIT Small Cap Value Class 2 (Pinnacle IV ™)
	2012	6	15.81	88	4.14%	1.45%	9.63%
	2011	7	14.42	99	5.91%	1.45%	(7.49)%
	2010	25	15.59	390	0.79%	1.45%	24.63%
	2009	1	12.51	12	0.00%	1.45%	25.09%
Columbia VIT Small Cap Value Class 2 (Pinnacle V ™)
	2012	23	15.75	360	4.61%	1.55%	9.52%
	2011	15	14.38	217	10.11%	1.55%	(7.58)%
	2010	8	15.56	127	0.92%	1.55%	24.51%
	2009	1	12.50	16	0.31%	1.55%	25.01%
DWS Small Cap Index (AdvantEdge ™)
	2012	4	11.80	51	2.06%	1.60%	14.02%
	2011	5	10.35	47	0.66%	1.60%	(6.10)%
DWS Small Cap Index (AnnuiChoice II ™)
	2012	12	11.51	137	0.68%	1.15%	14.54%
	2011	13	10.05	127	0.76%	1.15%	(5.67)%
	2010	20	10.65	216	0.63%	1.15%	24.66%
	2009	10	8.54	84	1.02%	1.15%	24.82%
	2008	3	6.84	22	2.87%	1.15%	(35.08)%
DWS Small Cap Index (AnnuiChoice ™)
	2012	14	16.47	234	0.68%	1.00%	14.71%
	2011	16	14.36	229	0.64%	1.00%	(5.53)%
	2010	25	15.20	382	0.66%	1.00%	24.85%
	2009	33	12.17	404	1.61%	1.00%	25.01%
	2008	45	9.74	435	2.63%	1.00%	(34.99)%
DWS Small Cap Index (GrandMaster flex3 ™)
	2012	4	15.40	64	0.55%	1.55%	14.07%
	2011	6	13.50	86	0.67%	1.55%	(6.05)%
	2010	8	14.37	118	0.62%	1.55%	24.16%
	2009	12	11.58	137	1.55%	1.55%	24.31%
	2008	16	9.31	145	2.36%	1.55%	(35.35)%
DWS Small Cap Index (Grandmaster ™)
	2012	8	14.31	121	0.64%	1.35%	14.31%
	2011	8	12.52	99	0.63%	1.35%	(5.86)%
	2010	9	13.30	118	0.65%	1.35%	24.41%
	2009	8	10.69	88	1.60%	1.35%	24.57%
	2008	11	8.58	91	2.65%	1.35%	(35.22)%

(1)  Results for periods of less than one year have been annualized.

(2)  Results for periods of less than one year have not been annualized.

* -  Less than 500.

Separate Account I

of

Integrity Life Insurance Company

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

					Investment
		Units	Unit	Net Assets	Income	Expense	Total
Subaccount	Year	(000s)	Value	(000s)	Ratio (1)	Ratio (1)	Return (2)
Non-Affiliated Class B (continued):
DWS Small Cap Index (IQ Advisor Standard ™)
	2012	1	$14.58	$19	0.67%	0.60%	15.18%
	2011	1	12.66	17	0.60%	0.60%	(5.15)%
	2010	1	13.35	19	0.64%	0.60%	25.35%
	2009	1	10.65	16	1.56%	0.60%	25.51%
	2008	2	8.48	13	0.00%	0.60%	(34.72)%
DWS Small Cap Index (IQ3 ™)
	2012	15	15.56	229	0.74%	1.45%	14.19%
	2011	20	13.63	271	0.63%	1.45%	(5.96)%
	2010	25	14.49	361	0.65%	1.45%	24.28%
	2009	36	11.66	421	1.83%	1.45%	24.44%
	2008	37	9.37	346	2.58%	1.45%	(35.28)%
DWS Small Cap Index (Pinnacle Plus ™)
	2012	4	16.09	62	0.66%	1.67%	13.94%
	2011	5	14.12	68	0.52%	1.67%	(6.17)%
	2010	7	15.05	112	0.66%	1.67%	24.00%
	2009	9	12.13	114	1.43%	1.67%	24.16%
	2008	8	9.77	82	2.48%	1.67%	(35.43)%
DWS Small Cap Index VIP (Pinnacle IV ™)
	2012	20	15.56	308	0.70%	1.45%	14.19%
	2011	23	13.63	309	0.64%	1.45%	(5.96)%
	2010	29	14.49	415	0.64%	1.45%	24.28%
	2009	33	11.66	389	1.15%	1.45%	24.44%
	2008	36	9.37	341	2.54%	1.45%	(35.28)%
DWS Small Cap Index VIP (Pinnacle V ™)
	2012	29	9.90	288	0.62%	1.55%	14.07%
	2011	47	8.68	408	0.59%	1.55%	(6.05)%
	2010	55	9.24	506	0.63%	1.55%	24.16%
	2009	56	7.44	419	1.49%	1.55%	24.31%
	2008	33	5.98	196	1.52%	1.55%	(35.35)%
Advisor Class:
Pimco VIT All Asset (AdvantEdge ™)
	2012	14	12.48	168	5.82%	1.60%	12.96%
	2011	11	11.04	118	7.84%	1.60%	0.30%
	2010	5	11.01	52	6.89%	1.60%	11.20%
	2009	3	9.90	29	23.40%	1.60%	19.51%
Pimco VIT All Asset (IQ Annuity ™)
	2012	26	12.46	328	5.33%	1.45%	13.14%
	2011	17	11.01	192	8.19%	1.45%	0.45%
	2010	12	10.96	128	6.54%	1.45%	11.37%
	2009	10	9.84	94	8.18%	1.45%	19.67%
	2008	2	8.22	16	8.98%	1.45%	(17.75)%
Pimco VIT All Asset (Pinnacle ™)
	2012	39	12.52	491	5.34%	1.35%	13.25%
	2011	27	11.05	298	7.83%	1.35%	0.55%
	2010	25	10.99	274	7.09%	1.35%	11.48%
	2009	15	9.86	144	6.43%	1.35%	19.79%
	2008	16	8.23	133	9.21%	1.35%	(17.70)%
Pimco VIT All Asset (Pinnacle Plus II Reduced M&E ™)*
	2012	2	12.54	22	9.24%	1.10%	7.84%

(1)  Results for periods of less than one year have been annualized.

(2)  Results for periods of less than one year have not been annualized.

* -  Less than 500.

Separate Account I

of

Integrity Life Insurance Company

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

					Investment
		Units	Unit	Net Assets	Income	Expense	Total
Subaccount	Year	(000s)	Value	(000s)	Ratio (1)	Ratio (1)	Return (2)
Advisor Class (continued):
Pimco VIT All Asset (AnnuiChoice II ™)
	2012	22	$12.74	$280	4.95%	1.15%	13.48%
	2011	21	11.23	237	8.02%	1.15%	0.76%
	2010	10	11.14	112	6.60%	1.15%	11.71%
	2009	9	9.98	94	7.23%	1.15%	20.03%
	2008	8	8.31	67	8.88%	1.15%	(16.88)%
Pimco VIT All Asset (AnnuiChoice ™)
	2012	22	12.72	277	4.88%	1.00%	13.65%
	2011	26	11.20	296	10.41%	1.00%	0.91%
	2010	8	11.10	86	6.41%	1.00%	11.88%
	2009	5	9.92	50	6.39%	1.00%	20.21%
	2008	8	8.25	63	10.07%	1.00%	(17.50)%
Pimco VIT All Asset (GrandMaster flex3 ™)
	2012	30	12.40	376	4.67%	1.55%	13.02%
	2011	36	10.97	390	8.69%	1.55%	0.35%
	2010	25	10.93	277	7.28%	1.55%	11.25%
	2009	13	9.83	130	6.93%	1.55%	19.55%
	2008	7	8.22	54	10.02%	1.55%	(17.81)%
Pimco VIT All Asset (Grandmaster ™)
	2012	55	12.52	693	5.35%	1.35%	13.25%
	2011	36	11.05	399	7.92%	1.35%	0.55%
	2010	31	10.99	340	10.18%	1.35%	11.48%
	2009	11	9.86	112	9.99%	1.35%	19.79%
	2008	1	8.23	12	8.20%	1.35%	(17.70)%
Pimco VIT All Asset (Pinnacle IV ™)
	2012	37	12.56	465	4.54%	1.45%	13.14%
	2011	42	11.10	470	8.20%	1.45%	0.45%
	2010	30	11.05	335	7.39%	1.45%	11.37%
	2009	16	9.92	162	7.26%	1.45%	19.67%
	2008	4	8.29	29	8.05%	1.45%	(17.10)%
Pimco VIT All Asset (Pinnacle Plus ™)
	2012	2	12.33	23	4.75%	1.15%	12.88%
	2011	2	10.92	22	17.83%	1.15%	0.23%
Pimco VIT All Asset (Pinnacle V ™)
	2012	29	12.49	366	5.21%	1.55%	13.02%
	2011	24	11.06	268	8.41%	1.55%	0.35%
	2010	17	11.02	190	6.91%	1.55%	11.25%
	2009	14	9.90	135	9.21%	1.55%	19.55%
	2008	1	8.28	10	10.23%	1.55%	(17.17)%
Pimco VIT Commodity Real Return (Pinnacle ™)
	2012	14	7.71	109	5.89%	1.35%	3.70%
	2011	21	7.44	160	16.48%	1.35%	(8.79)%
	2010	19	8.16	151	16.76%	1.35%	22.57%
	2009	18	6.65	122	14.42%	1.35%	39.71%
	2008	10	4.76	46	8.76%	1.35%	(52.37)%
Pimco VIT Commodity Real Return (Pinnacle IV ™)
	2012	69	7.73	535	4.86%	1.45%	3.59%
	2011	109	7.47	816	15.35%	1.45%	(8.88)%
	2010	102	8.19	832	16.89%	1.45%	22.45%
	2009	118	6.69	787	12.60%	1.45%	39.56%
	2008	80	4.79	384	4.47%	1.45%	(52.06)%

(1)  Results for periods of less than one year have been annualized.

(2)  Results for periods of less than one year have not been annualized.

* -  Less than 500.

Separate Account I

of

Integrity Life Insurance Company

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

					Investment
		Units	Unit	Net Assets	Income	Expense	Total
Subaccount	Year	(000s)	Value	(000s)	Ratio (1)	Ratio (1)	Return (2)
Advisor Class (continued):
Pimco VIT Commodity Real Return (Pinnacle Plus II Reduced M&E ™)*
	2012	1	$7.73	$5	11.71%	1.10%	(1.06)%
Pimco VIT Commodity Real Return (Pinnacle V ™)
	2012	134	7.70	1,027	5.17%	1.55%	3.49%
	2011	182	7.44	1,353	14.58%	1.55%	(8.97)%
	2010	160	8.17	1,307	17.55%	1.55%	22.33%
	2009	104	6.68	694	12.30%	1.55%	39.42%
	2008	62	4.79	299	11.52%	1.55%	(52.10)%
Pimco VIT Commodity Real Return Strategy (AdvantEdge ™)
	2012	60	7.68	459	5.59%	1.60%	3.43%
	2011	68	7.43	505	14.88%	1.60%	(9.02)%
	2010	49	8.17	398	18.67%	1.60%	22.26%
	2009	12	6.68	77	17.46%	1.60%	39.38%
	2008	1	4.79	6	6.68%	1.60%	(52.08)%
Pimco VIT Commodity Real Return Strategy (AnnuiChoice II ™)
	2012	39	7.85	307	6.19%	1.15%	3.91%
	2011	38	7.55	285	16.76%	1.15%	(8.60)%
	2010	34	8.26	279	17.10%	1.15%	22.82%
	2009	33	6.73	220	13.08%	1.15%	39.99%
	2008	23	4.81	111	9.14%	1.15%	(51.93)%
Pimco VIT Commodity Real Return Strategy (AnnuiChoice ™)
	2012	13	7.84	103	4.97%	1.00%	4.07%
	2011	24	7.54	178	14.83%	1.00%	(8.47)%
	2010	29	8.23	235	16.79%	1.00%	23.01%
	2009	29	6.69	194	12.69%	1.00%	40.20%
	2008	22	4.77	106	7.31%	1.00%	(52.26)%
Pimco VIT Commodity Real Return Strategy (Grandmaster ™)
	2012	10	7.71	78	5.20%	1.35%	3.70%
	2011	16	7.44	119	14.71%	1.35%	(8.79)%
	2010	24	8.16	199	19.12%	1.35%	22.57%
	2009	13	6.65	86	17.38%	1.35%	39.71%
	2008	2	4.76	9	6.98%	1.35%	(52.37)%
Pimco VIT Commodity Real Return Strategy (IQ Annuity ™)
	2012	30	7.68	231	3.51%	1.45%	3.59%
	2011	104	7.41	769	14.62%	1.45%	(8.88)%
	2010	116	8.13	944	12.98%	1.45%	22.45%
	2009	180	6.64	1,196	33.95%	1.45%	39.56%
	2008	14	4.76	68	4.46%	1.45%	(52.41)%
Pimco VIT Commodity Real Return Strategy (GrandMaster flex3 ™)
	2012	37	7.64	284	5.46%	1.55%	3.49%
	2011	50	7.38	368	14.97%	1.55%	(8.97)%
	2010	47	8.11	384	17.23%	1.55%	22.33%
	2009	42	6.63	281	14.08%	1.55%	39.42%
	2008	15	4.76	72	11.25%	1.55%	(52.44)%
Pimco VIT Commodity Real Return Strategy (Pinnacle Plus ™)
	2012	14	7.60	106	6.63%	1.67%	3.36%
	2011	10	7.35	76	16.18%	1.67%	(9.08)%
	2010	21	8.09	170	17.03%	1.67%	22.18%
	2009	20	6.62	131	17.74%	1.67%	39.25%
	2008	3	4.75	15	6.69%	1.67%	(52.48)%

(1)  Results for periods of less than one year have been annualized.

(2)  Results for periods of less than one year have not been annualized.

* -  Less than 500.

Separate Account I

of

Integrity Life Insurance Company

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

					Investment
		Units	Unit	Net Assets	Income	Expense	Total
Subaccount	Year	(000s)	Value	(000s)	Ratio (1)	Ratio (1)	Return (2)
Advisor Class (continued):
Pimco VIT Low Duration (AnnuiChoice II ™)
	2012	204	$11.76	$2,401	1.21%	1.15%	4.52%
	2011	94	11.25	1,052	1.91%	1.15%	(0.15)%
	2010	74	11.27	838	1.83%	1.15%	3.98%
	2009	55	10.84	597	10.55%	1.15%	11.91%
	2008	1	9.68	14	6.77%	1.15%	(3.16)%
Pimco VIT Low Duration (AnnuiChoice ™)
	2012	49	11.88	576	1.83%	1.00%	4.68%
	2011	29	11.35	328	1.67%	1.00%	0.00%
	2010	27	11.35	311	1.82%	1.00%	4.13%
	2009	25	10.90	276	7.51%	1.00%	12.08%
	2008	3	9.72	28	6.66%	1.00%	(2.78)%
Pimco VIT Low Duration (GrandMaster flex3 ™)
	2012	24	11.57	273	8.13%	1.55%	4.10%
	2011	27	11.12	297	20.34%	1.55%	(0.55)%
	2010	26	11.18	295	1.46%	1.55%	3.56%
	2009	15	10.80	164	7.50%	1.55%	11.46%
	2008	7	9.69	71	5.69%	1.55%	(3.14)%
Pimco VIT Low Duration (Grandmaster™)
	2012	24	11.68	277	2.65%	1.35%	4.31%
	2011	12	11.20	137	4.12%	1.35%	(0.35)%
	2010	29	11.24	330	1.69%	1.35%	3.77%
	2009	24	10.83	265	7.82%	1.35%	11.68%
Pimco VIT Low Duration (IQ Annuity ™)
	2012	42	11.63	492	2.13%	1.45%	4.21%
	2011	86	11.16	964	2.35%	1.45%	(0.45)%
	2010	72	11.21	808	1.84%	1.45%	3.66%
	2009	31	10.81	337	6.73%	1.45%	11.57%
	2008	17	9.69	169	4.58%	1.45%	(3.08)%
Pimco VIT Low Duration (Pinnacle ™)
	2012	27	11.68	314	4.54%	1.35%	4.31%
	2011	23	11.20	261	10.71%	1.35%	(0.35)%
	2010	28	11.24	320	1.50%	1.35%	3.77%
	2009	22	10.83	237	9.02%	1.35%	11.68%
	2008	3	9.70	29	4.72%	1.35%	(3.01)%
Pimco VIT Low Duration (Pinnacle IV ™)
	2012	12	11.59	144	1.92%	1.45%	4.21%
	2011	17	11.12	186	2.86%	1.45%	(0.45)%
	2010	22	11.17	250	1.87%	1.45%	3.66%
	2009	26	10.78	275	6.09%	1.45%	11.57%
	2008	18	9.66	178	5.89%	1.45%	(3.41)%
Pimco VIT Low Duration (AdvantEdge ™)
	2012	8	11.52	92	1.82%	1.60%	4.05%
	2011	5	11.07	51	1.49%	1.60%	(0.60)%
	2010	5	11.13	59	2.11%	1.60%	3.50%
Pimco VIT Low Duration (Pinnacle Plus ™)
	2012	10	11.51	113	1.65%	1.67%	3.97%
	2011	16	11.07	182	1.58%	1.67%	(0.67)%
	2010	12	11.14	136	1.64%	1.67%	3.43%
	2009	6	10.77	66	6.22%	1.67%	11.32%
	2008	4	9.68	42	7.74%	1.67%	(3.22)%

(1)  Results for periods of less than one year have been annualized.

(2)  Results for periods of less than one year have not been annualized.

* -  Less than 500.

Separate Account I

of

Integrity Life Insurance Company

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

					Investment
		Units	Unit	Net Assets	Income	Expense	Total
Subaccount	Year	(000s)	Value	(000s)	Ratio (1)	Ratio (1)	Return (2)
Advisor Class (continued):
Pimco VIT Low Duration (Pinnacle V ™)
	2012	35	$11.53	$404	1.49%	1.55%	4.10%
	2011	26	11.08	290	2.03%	1.55%	(0.55)%
	2010	15	11.14	165	1.86%	1.55%	3.56%
	2009	13	10.76	141	6.96%	1.55%	11.46%
	2008	4	9.65	40	5.81%	1.55%	(3.49)%
Pimco VIT Real Return (Pinnacle IV ™)
	2012	45	13.00	587	5.76%	1.45%	7.06%
	2011	59	12.14	722	4.74%	1.45%	9.95%
	2010	71	11.04	788	2.15%	1.45%	6.43%
	2009	76	10.38	784	6.93%	1.45%	16.53%
	2008	64	8.90	567	3.66%	1.45%	(10.95)%
Pimco VIT Real Return (AdvantEdge ™)
	2012	16	12.92	202	6.63%	1.60%	6.90%
	2011	14	12.08	170	4.44%	1.60%	9.78%
	2010	8	11.01	87	2.70%	1.60%	6.27%
	2009	2	10.36	16	6.56%	1.60%	16.38%
	2008	2	8.90	14	3.58%	1.60%	(11.00)%
Pimco VIT Real Return (AnnuiChoice II ™)
	2012	53	13.19	703	7.18%	1.15%	7.39%
	2011	38	12.29	469	5.54%	1.15%	10.28%
	2010	20	11.14	225	2.08%	1.15%	6.76%
	2009	25	10.44	257	8.96%	1.15%	16.88%
	2008	10	8.93	92	3.55%	1.15%	(10.72)%
Pimco VIT Real Return (AnnuiChoice ™)
	2012	49	13.30	657	6.50%	1.00%	7.55%
	2011	45	12.36	559	5.16%	1.00%	10.45%
	2010	42	11.19	467	2.04%	1.00%	6.92%
	2009	50	10.47	525	8.65%	1.00%	17.06%
	2008	13	8.94	116	3.52%	1.00%	(10.56)%
Pimco VIT Real Return (GrandMaster flex3 ™)
	2012	23	12.96	294	6.00%	1.55%	6.95%
	2011	25	12.11	304	4.96%	1.55%	9.83%
	2010	25	11.03	272	2.36%	1.55%	6.33%
	2009	10	10.37	108	6.68%	1.55%	16.41%
	2008	19	8.91	168	3.58%	1.55%	(10.89)%
Pimco VIT Real Return (Grandmaster ™)
	2012	43	13.08	568	8.08%	1.35%	7.17%
	2011	22	12.20	265	5.15%	1.35%	10.06%
	2010	16	11.09	179	2.04%	1.35%	6.54%
	2009	25	10.41	257	7.07%	1.35%	16.65%
	2008	17	8.92	153	3.70%	1.35%	(10.77)%
Pimco VIT Real Return (IQ Annuity ™)
	2012	36	13.02	473	5.95%	1.45%	7.06%
	2011	40	12.16	492	5.75%	1.45%	9.94%
	2010	20	11.06	222	2.09%	1.45%	6.43%
	2009	23	10.39	240	5.03%	1.45%	16.53%
	2008	71	8.92	632	3.45%	1.45%	(10.83)%

(1)  Results for periods of less than one year have been annualized.

(2)  Results for periods of less than one year have not been annualized.

* -  Less than 500.

Separate Account I

of

Integrity Life Insurance Company

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

					Investment
		Units	Unit	Net Assets	Income	Expense	Total
Subaccount	Year	(000s)	Value	(000s)	Ratio (1)	Ratio (1)	Return (2)
Advisor Class (continued):
Pimco VIT Real Return (Pinnacle ™)
	2012	17	$13.08	$216	6.28%	1.35%	7.17%
	2011	17	12.20	202	5.20%	1.35%	10.06%
	2010	17	11.09	185	2.12%	1.35%	6.54%
	2009	20	10.41	207	6.59%	1.35%	16.65%
	2008	23	8.92	201	3.63%	1.35%	(10.77)%
Pimco VIT Real Return (Pinnacle Plus ™)
	2012	13	12.88	164	6.44%	1.67%	6.82%
	2011	12	12.06	147	4.74%	1.67%	9.70%
	2010	14	10.99	156	2.97%	1.67%	6.20%
	2009	9	10.35	90	6.13%	1.67%	16.27%
	2008	11	8.90	96	3.63%	1.67%	(10.97)%
Pimco VIT Real Return (Pinnacle V ™)
	2012	42	12.94	550	7.24%	1.55%	6.95%
	2011	29	12.10	347	5.26%	1.55%	9.83%
	2010	30	11.01	330	2.20%	1.55%	6.33%
	2009	25	10.36	264	6.97%	1.55%	16.41%
	2008	18	8.90	157	3.63%	1.55%	(11.03)%
Pimco VIT Total Return (Pinnacle V ™)
	2012	1,129	13.28	14,991	4.74%	1.55%	7.79%
	2011	733	12.32	9,025	4.06%	1.55%	1.90%
	2010	629	12.09	7,597	5.68%	1.55%	6.33%
	2009	376	11.37	4,274	7.13%	1.55%	12.16%
	2008	104	10.14	1,055	7.36%	1.55%	1.35%
Pimco VIT Total Return (AdvantEdge ™)
	2012	538	13.26	7,128	4.50%	1.60%	7.73%
	2011	507	12.31	6,245	4.72%	1.60%	1.85%
	2010	257	12.08	3,105	7.11%	1.60%	6.27%
	2009	52	11.37	588	7.18%	1.60%	12.13%
	2008	15	10.14	155	5.79%	1.60%	1.39%
Pimco VIT Total Return (AnnuiChoice II ™)
	2012	204	13.54	2,761	4.77%	1.15%	8.23%
	2011	161	12.51	2,010	4.28%	1.15%	2.32%
	2010	116	12.23	1,421	5.28%	1.15%	6.76%
	2009	104	11.45	1,192	7.18%	1.15%	12.62%
	2008	17	10.17	173	7.37%	1.15%	1.70%
Pimco VIT Total Return (AnnuiChoice ™)
	2012	140	13.44	1,878	4.77%	1.00%	8.39%
	2011	107	12.40	1,322	4.29%	1.00%	2.47%
	2010	116	12.10	1,408	4.72%	1.00%	6.92%
	2009	126	11.32	1,421	6.70%	1.00%	12.79%
	2008	108	10.04	1,080	8.64%	1.00%	0.36%
Pimco VIT Total Return (GrandMaster flex3 ™)
	2012	145	13.10	1,904	6.39%	1.55%	7.79%
	2011	71	12.15	862	5.57%	1.55%	1.90%
	2010	82	11.92	981	3.40%	1.55%	6.33%
	2009	235	11.21	2,638	6.86%	1.55%	12.16%
	2008	71	10.00	710	8.13%	1.55%	(0.02)%

(1)  Results for periods of less than one year have been annualized.

(2)  Results for periods of less than one year have not been annualized.

* -  Less than 500.

Separate Account I

of

Integrity Life Insurance Company

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

					Investment
		Units	Unit	Net Assets	Income	Expense	Total
Subaccount	Year	(000s)	Value	(000s)	Ratio (1)	Ratio (1)	Return (2)
Advisor Class (continued):
Pimco VIT Total Return (Grandmaster ™)
	2012	194	$13.22	$2,569	4.51%	1.35%	8.01%
	2011	191	12.24	2,337	3.86%	1.35%	2.11%
	2010	174	11.99	2,084	5.04%	1.35%	6.54%
	2009	180	11.25	2,031	6.63%	1.35%	12.39%
	2008	26	10.01	261	5.30%	1.35%	0.12%
Pimco VIT Total Return (IQ Annuity ™)
	2012	103	13.16	1,360	5.00%	1.45%	7.90%
	2011	114	12.20	1,385	4.40%	1.45%	2.01%
	2010	128	11.96	1,534	4.67%	1.45%	6.44%
	2009	113	11.23	1,270	6.85%	1.45%	12.27%
	2008	84	10.01	837	6.48%	1.45%	0.05%
Pimco VIT Total Return (Pinnacle ™)
	2012	140	13.22	1,853	4.87%	1.35%	8.01%
	2011	87	12.24	1,068	4.59%	1.35%	2.11%
	2010	74	11.99	890	4.00%	1.35%	6.54%
	2009	133	11.25	1,502	6.91%	1.35%	12.39%
	2008	35	10.01	349	6.33%	1.35%	0.12%
Pimco VIT Total Return (Pinnacle IV ™)
	2012	401	13.34	5,348	4.58%	1.45%	7.90%
	2011	410	12.37	5,067	3.99%	1.45%	2.01%
	2010	332	12.12	4,028	5.10%	1.45%	6.44%
	2009	332	11.39	3,779	6.53%	1.45%	12.27%
	2008	429	10.14	4,354	8.49%	1.45%	1.44%
Pimco VIT Total Return (Pinnacle Plus II Reduced M&E ™)*
	2012	2	13.25	22	7.84%	1.10%	6.16%
Pimco VIT Total Return (Pinnacle Plus ™)
	2012	115	13.02	1,495	4.53%	1.67%	7.66%
	2011	113	12.10	1,371	4.68%	1.67%	1.78%
	2010	47	11.89	557	5.20%	1.67%	6.20%
	2009	42	11.19	466	6.60%	1.67%	12.02%
	2008	47	9.99	469	9.36%	1.67%	(0.10)%
Investor Class:
Guggenheim VT Global Managed Futures Strategies (Pinnacle ™)
	2012	1	6.77	9	0.00%	1.35%	(12.41)%
	2011	1	7.72	5	0.00%	1.35%	(9.86)%
	2010	2	8.57	16	0.00%	1.35%	(4.84)%
	2009	9	9.00	80	0.00%	1.35%	(5.31)%
Guggenheim VT Global Managed Futures Strategies (Pinnacle IV ™)
	2012	2	6.74	15	0.00%	1.45%	(12.50)%
	2011	3	7.70	25	0.00%	1.45%	(9.95)%
	2010	10	8.55	88	0.00%	1.45%	(4.93)%
	2009	16	8.99	147	0.00%	1.45%	(5.41)%
	2008	5	9.51	46	0.00%	1.45%	(4.92)%
Guggenheim VT Global Managed Futures Strategies (Pinnacle V ™)
	2012	34	6.71	225	0.00%	1.55%	(12.59)%
	2011	30	7.68	231	0.00%	1.55%	(10.04)%
	2010	21	8.53	182	0.00%	1.55%	(5.03)%
	2009	15	8.98	131	0.00%	1.55%	(5.50)%

(1)  Results for periods of less than one year have been annualized.

(2)  Results for periods of less than one year have not been annualized.

* -  Less than 500.

Separate Account I

of

Integrity Life Insurance Company

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

					Investment
		Units	Unit	Net Assets	Income	Expense	Total
Subaccount	Year	(000s)	Value	(000s)	Ratio (1)	Ratio (1)	Return (2)
Investor Class (continued):
Guggenheim VT Global Managed Futures Strategies (AdvantEdge ™)
	2012	33	$6.70	$222	0.00%	1.60%	(12.63)%
	2011	29	7.67	225	0.00%	1.60%	(10.09)%
	2010	21	8.53	175	0.00%	1.60%	(5.08)%
	2009	6	8.98	58	0.00%	1.60%	(5.53)%
Guggenheim VT Global Managed Futures Strategies (AnnuiChoice II ™)
	2012	12	6.82	79	0.00%	1.15%	(12.23)%
	2011	11	7.77	87	0.00%	1.15%	(9.68)%
	2010	7	8.61	60	0.00%	1.15%	(4.64)%
	2009	6	9.02	52	0.00%	1.15%	(5.12)%
Guggenheim VT Global Managed Futures Strategies (AnnuiChoice ™)
	2012	1	6.86	8	0.00%	1.00%	(12.10)%
	2011	1	7.81	9	0.00%	1.00%	(9.54)%
	2010	1	8.63	10	0.00%	1.00%	(4.50)%
	2009	*-	9.04	*-	0.00%	1.00%	(4.97)%
Guggenheim VT Global Managed Futures Strategies (IQ Annuity ™)
	2012	2	6.74	16	0.00%	1.45%	(12.50)%
	2011	3	7.70	20	0.00%	1.45%	(9.95)%
	2010	6	8.55	55	0.00%	1.45%	(4.93)%
	2009	7	8.99	66	0.00%	1.45%	(5.41)%
	2008	3	9.51	25	0.00%	1.45%	(4.92)%
Guggenheim VT Global Managed Futures Strategies (Pinnacle Plus ™)
	2012	1	6.68	9	0.00%	1.67%	(12.69)%
	2011	1	7.65	5	0.00%	1.67%	(10.15)%
	2010	*-	8.51	1	0.00%	1.67%	(5.15)%
	2009	1	8.97	12	0.00%	1.67%	(5.62)%
	2008	2	9.51	22	0.00%	1.67%	(4.95)%
Guggenheim VT Multi-Hedge Strategies (AdvantEdge ™)
	2012	23	8.54	196	1.01%	1.60%	0.58%
	2011	3	8.49	27	0.00%	1.60%	1.73%
	2010	3	8.35	28	0.00%	1.60%	4.48%
	2009	1	7.99	12	1.21%	1.60%	(4.81)%
	2008	1	8.39	10	0.70%	1.60%	(16.09)%
Guggenheim VT Multi-Hedge Strategies (AnnuiChoice II ™)
	2012	32	8.72	276	0.89%	1.15%	1.04%
	2011	10	8.63	83	0.00%	1.15%	2.20%
	2010	9	8.45	78	0.00%	1.15%	4.96%
	2009	8	8.05	66	1.28%	1.15%	(4.40)%
	2008	4	8.42	36	1.83%	1.15%	(15.82)%
Guggenheim VT Multi-Hedge Strategies (AnnuiChoice ™)
	2012	6	8.66	50	0.62%	1.00%	1.20%
	2011	5	8.56	43	0.00%	1.00%	2.35%
	2010	6	8.36	52	0.00%	1.00%	5.12%
	2009	7	7.96	56	1.01%	1.00%	(4.25)%
	2008	8	8.31	69	1.16%	1.00%	(16.90)%
Guggenheim VT Multi-Hedge Strategies (Grandmaster flex3 ™)
	2012	1	8.44	5	0.26%	1.55%	0.63%
	2011	2	8.39	18	0.00%	1.55%	1.78%
	2010	2	8.24	17	0.00%	1.55%	4.54%
	2009	1	7.88	11	1.86%	1.55%	(4.78)%

(1)  Results for periods of less than one year have been annualized.

(2)  Results for periods of less than one year have not been annualized.

* -  Less than 500.

Separate Account I

of

Integrity Life Insurance Company

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

					Investment
		Units	Unit	Net Assets	Income	Expense	Total
Subaccount	Year	(000s)	Value	(000s)	Ratio (1)	Ratio (1)	Return (2)
Investor Class (continued):
Guggenheim VT Multi-Hedge Strategies (Grandmaster ™)
	2012	7	$8.52	$56	0.68%	1.35%	0.84%
	2011	5	8.45	39	0.00%	1.35%	1.99%
	2010	3	8.29	23	0.00%	1.35%	4.75%
	2009	3	7.91	24	0.59%	1.35%	(4.59)%
	2008	*-	8.29	1	2.41%	1.35%	(17.09)%
Guggenheim VT Multi-Hedge Strategies (IQ Annuity ™)
	2012	5	8.48	43	0.58%	1.45%	0.74%
	2011	5	8.42	43	0.00%	1.45%	1.89%
	2010	3	8.26	25	0.00%	1.45%	4.64%
	2009	8	7.90	60	1.26%	1.45%	(4.69)%
	2008	6	8.28	52	0.13%	1.45%	(17.15)%
Guggenheim VT Multi-Hedge Strategies (Pinnacle ™)
	2012	1	8.52	6	0.36%	1.35%	0.84%
	2011	2	8.45	13	0.00%	1.35%	1.99%
	2010	1	8.29	10	0.00%	1.35%	4.75%
	2009	2	7.91	12	0.77%	1.35%	(4.59)%
	2008	1	8.29	11	1.16%	1.35%	(17.09)%
Guggenheim VT Multi-Hedge Strategies (Pinnacle IV ™)
	2012	11	8.59	97	0.60%	1.45%	0.74%
	2011	12	8.53	99	0.00%	1.45%	1.89%
	2010	16	8.37	135	0.00%	1.45%	4.64%
	2009	20	8.00	163	1.42%	1.45%	(4.69)%
	2008	9	8.40	76	1.88%	1.45%	(16.04)%
Guggenheim VT Multi-Hedge Strategies (Pinnacle Plus ™)
	2012	6	8.39	53	0.61%	1.67%	0.51%
	2011	6	8.35	48	0.00%	1.67%	1.66%
	2010	3	8.21	22	0.00%	1.67%	4.41%
	2009	1	7.87	9	1.89%	1.67%	(4.90)%
Guggenheim VT Multi-Hedge Strategies (Pinnacle V ™)
	2012	62	8.55	532	0.72%	1.55%	0.63%
	2011	34	8.50	292	0.00%	1.55%	1.78%
	2010	31	8.35	258	0.00%	1.55%	4.54%
	2009	21	7.99	165	1.53%	1.55%	(4.78)%
	2008	6	8.39	52	1.59%	1.55%	(16.12)%
Guggenheim VT U.S. Long Short Momentum (AdvantEdge ™)
	2012	2	8.60	15	0.00%	1.60%	2.75%
	2011	4	8.37	30	0.00%	1.60%	(8.05)%
	2010	3	9.11	25	0.00%	1.60%	9.43%
	2009	3	8.32	24	0.19%	1.60%	25.29%
	2008	*-	6.64	2	0.55%	1.60%	(33.57)%
Guggenheim VT U.S. Long Short Momentum (AnnuiChoice II ™)
	2012	6	8.79	49	0.00%	1.15%	3.23%
	2011	5	8.51	46	0.00%	1.15%	(7.63)%
	2010	3	9.22	31	0.00%	1.15%	9.93%
	2009	3	8.38	22	0.14%	1.15%	25.83%
	2008	*-	6.66	2	0.81%	1.15%	(33.37)%

(1)  Results for periods of less than one year have been annualized.

(2)  Results for periods of less than one year have not been annualized.

* -  Less than 500.

Separate Account I

of

Integrity Life Insurance Company

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

					Investment
		Units	Unit	Net Assets	Income	Expense	Total
Subaccount	Year	(000s)	Value	(000s)	Ratio (1)	Ratio (1)	Return (2)
Investor Class (continued):
Guggenheim VT U.S. Long Short Momentum (AnnuiChoice ™)
	2012	1	$8.60	$8	0.00%	1.00%	3.38%
	2011	4	8.32	33	0.00%	1.00%	(7.49)%
	2010	4	8.99	36	0.00%	1.00%	10.10%
	2009	5	8.17	38	0.09%	1.00%	26.02%
	2008	13	6.48	83	0.45%	1.00%	(35.17)%
Guggenheim VT U.S. Long Short Momentum (GrandMaster flex3 ™)
	2012	1	8.38	8	0.00%	1.55%	2.81%
	2011	1	8.15	11	0.00%	1.55%	(8.01)%
	2010	1	8.86	12	0.00%	1.55%	9.49%
	2009	1	8.09	11	0.08%	1.55%	25.32%
	2008	2	6.46	11	0.31%	1.55%	(35.41)%
Guggenheim VT U.S. Long Short Momentum (IQ Annuity ™)
	2012	3	8.42	23	0.00%	1.45%	2.91%
	2011	4	8.18	34	0.00%	1.45%	(7.91)%
	2010	4	8.89	37	0.00%	1.45%	9.60%
	2009	7	8.11	59	0.10%	1.45%	25.45%
	2008	6	6.46	41	0.48%	1.45%	(35.37)%
Guggenheim VT U.S. Long Short Momentum (Pinnacle IV ™)
	2012	9	8.66	78	0.00%	1.45%	2.91%
	2011	11	8.41	96	0.00%	1.45%	(7.91)%
	2010	15	9.14	136	0.00%	1.45%	9.60%
	2009	18	8.34	150	0.09%	1.45%	25.45%
	2008	19	6.65	129	0.62%	1.45%	(33.54)%
Guggenheim VT U.S. Long Short Momentum (Pinnacle Plus ™)
	2012	1	8.33	8	0.00%	1.67%	2.68%
	2011	1	8.12	8	0.00%	1.67%	(8.12)%
	2010	2	8.83	13	0.00%	1.67%	9.35%
	2009	2	8.08	12	0.07%	1.67%	25.17%
	2008	2	6.45	10	0.36%	1.67%	(35.47)%
Guggenheim VT U.S. Long Short Momentum (Pinnacle V ™)
	2012	19	8.62	162	0.00%	1.55%	2.81%
	2011	25	8.38	207	0.00%	1.55%	(8.01)%
	2010	40	9.11	362	0.00%	1.55%	9.49%
	2009	36	8.32	303	0.10%	1.55%	25.32%
	2008	26	6.64	170	0.52%	1.55%	(33.60)%
ETF Shares:
iShares Core Total US Bond Market ETF (Varoom)
	2012	8	27.04	208	2.82%	1.75%	1.98%
	2011	8	26.52	209	1.40%	1.75%	5.67%
iShares Core Total US Bond Market ETF (Varoom GLWB 2)
	2012	18	26.60	477	3.10%	2.55%	1.14%
	2011	13	26.30	349	1.69%	2.55%	4.81%
iShares Core Total US Bond Market ETF (Varoom GLWB 3)*
	2012	1	25.68	16	1.92%	1.90%	1.79%
iShares Core Total US Bond Market ETF (Varoom GLWB 5)*
	2012	13	25.44	339	1.46%	2.75%	0.90%
iShares Barclays Intermediate Credit Bond ETF (Varoom GLWB 2)
	2012	11	26.94	298	3.05%	2.55%	4.32%
	2011	8	25.83	219	2.31%	2.55%	3.09%

(1)  Results for periods of less than one year have been annualized.

(2)  Results for periods of less than one year have not been annualized.

* -  Less than 500.

Separate Account I

of

Integrity Life Insurance Company

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

					Investment
		Units	Unit	Net Assets	Income	Expense	Total
Subaccount	Year	(000s)	Value	(000s)	Ratio (1)	Ratio (1)	Return (2)
ETF Shares (continued):
iShares Barclays Intermediate Credit Bond ETF (Varoom GLWB 5)*
	2012	2	$26.30	$51	2.02%	2.75%	4.10%
iShares Barclays TIPS Bond ETF (Varoom)
	2012	7	28.92	211	2.39%	1.75%	4.70%
	2011	5	27.63	127	2.67%	1.75%	10.26%
iShares Barclays TIPS Bond ETF (Varoom GLWB 2)
	2012	3	28.45	76	2.47%	2.55%	3.85%
	2011	2	27.39	51	3.14%	2.55%	9.37%
iShares Barclays TIPS Bond ETF (Varoom GLWB 3)*
	2012	1	25.97	13	2.22%	1.90%	4.32%
iShares Barclays TIPS Bond ETF (Varoom GLWB 5)*
	2012	1	25.73	33	1.27%	2.75%	3.41%
iShares iBoxx $ High Yield Corporate Bond ETF (Varoom)
	2012	1	28.85	15	7.02%	1.75%	9.56%
	2011	*-	26.33	8	4.84%	1.75%	4.19%
iShares iBoxx $ High Yield Corporate Bond ETF (Varoom GLWB 2)
	2012	3	28.38	72	6.29%	2.55%	8.67%
	2011	2	26.11	58	4.69%	2.55%	3.34%
iShares iBoxx $ High Yield Corporate Bond ETF (Varoom GLWB 3)*
	2012	2	28.25	44	4.31%	1.90%	9.39%
iShares iBoxx $ High Yield Corporate Bond ETF (Varoom GLWB 5)*
	2012	3	27.99	92	1.98%	2.75%	8.44%
iShares S&P 500 Growth Index ETF (Varoom)
	2012	1	28.70	29	2.23%	1.75%	11.98%
	2011	1	25.63	17	2.18%	1.75%	2.69%
iShares S&P 500 Growth Index ETF (Varoom GLWB 1)
	2012	21	28.35	585	2.10%	2.35%	11.29%
	2011	16	25.47	418	1.85%	2.35%	2.06%
iShares S&P 500 Growth Index ETF (Varoom GLWB 2)
	2012	1	28.23	17	1.90%	2.55%	11.06%
	2011	1	25.42	15	1.81%	2.55%	1.85%
iShares S&P 500 Growth Index ETF (Varoom GLWB 3)*
	2012	1	28.04	30	2.95%	1.90%	11.80%
iShares S&P 500 Growth Index ETF (Varoom GLWB 4)*
	2012	22	27.84	599	2.06%	2.55%	11.06%
iShares S&P 500 Growth Index ETF (Varoom GLWB 5)*
	2012	*-	27.78	3	1.70%	2.75%	10.83%
iShares Core S&P 500 Index ETF (Varoom)
	2012	7	28.69	202	2.35%	1.75%	13.51%
	2011	6	25.27	155	1.95%	1.75%	1.28%
iShares Core S&P 500 Index ETF (Varoom GLWB 1)
	2012	250	28.33	7,072	2.35%	2.35%	12.82%
	2011	198	25.11	4,973	2.11%	2.35%	0.66%
iShares Core S&P 500 Index ETF (Varoom GLWB 2)
	2012	18	28.22	519	2.29%	2.55%	12.59%
	2011	16	25.06	390	2.35%	2.55%	0.46%
iShares Core S&P 500 Index ETF (Varoom GLWB 3)*
	2012	5	28.61	133	2.13%	1.90%	13.34%
iShares Core S&P 500 Index ETF (Varoom GLWB 4)*
	2012	237	28.40	6,729	2.28%	2.55%	12.59%

(1)  Results for periods of less than one year have been annualized.

(2)  Results for periods of less than one year have not been annualized.

* -  Less than 500.

Separate Account I

of

Integrity Life Insurance Company

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

					Investment
		Units	Unit	Net Assets	Income	Expense	Total
Subaccount	Year	(000s)	Value	(000s)	Ratio (1)	Ratio (1)	Return (2)
ETF Shares (continued):
iShares Core S&P 500 Index ETF (Varoom GLWB 5)*
	2012	13	$28.34	$376	2.41%	2.75%	12.35%
iShares S&P 500 Value Index ETF (Varoom)
	2012	2	28.39	56	3.39%	1.75%	16.07%
	2011	1	24.46	16	3.59%	1.75%	(2.32)%
iShares S&P 500 Value Index ETF (Varoom GLWB 1)
	2012	14	28.04	388	2.67%	2.35%	15.36%
	2011	11	24.31	267	2.41%	2.35%	(2.91)%
iShares S&P 500 Value Index ETF (Varoom GLWB 2)
	2012	1	27.92	41	2.39%	2.55%	15.13%
	2011	2	24.25	38	3.36%	2.55%	(3.11)%
iShares S&P 500 Value Index ETF (Varoom GLWB 3)*
	2012	1	29.37	43	2.86%	1.90%	15.32%
iShares S&P 500 Value Index ETF (Varoom GLWB 4)*
	2012	11	29.16	325	2.45%	2.55%	14.55%
iShares S&P 500 Value Index ETF (Varoom GLWB 5)*
	2012	*-	29.10	12	2.33%	2.75%	14.32%
iShares Core S&P MidCap Index ETF (Varoom)
	2012	5	27.72	149	1.90%	1.75%	15.99%
	2011	4	23.90	88	1.16%	1.75%	(3.92)%
iShares Core S&P MidCap Index ETF (Varoom GLWB 1)
	2012	75	27.38	2,051	1.63%	2.35%	15.28%
	2011	59	23.75	1,402	1.38%	2.35%	(4.51)%
iShares Core S&P MidCap Index ETF (Varoom GLWB 2)
	2012	7	27.26	196	1.54%	2.55%	15.05%
	2011	7	23.70	160	1.40%	2.55%	(4.70)%
iShares Core S&P MidCap Index ETF (Varoom GLWB 3)*
	2012	2	28.74	46	2.08%	1.90%	15.82%
iShares Core S&P MidCap Index ETF (Varoom GLWB 4)*
	2012	68	28.53	1,953	1.70%	2.55%	15.05%
iShares Core S&P MidCap Index ETF (Varoom GLWB 5)*
	2012	2	28.47	50	2.08%	2.75%	14.81%
iShares Core S&P Small Cap Index ETF (Varoom)
	2012	3	27.88	91	2.10%	1.75%	13.86%
	2011	2	24.48	49	1.07%	1.75%	(1.02)%
iShares Core S&P Small Cap Index ETF (Varoom GLWB 1)
	2012	37	27.53	1,031	1.87%	2.35%	13.16%
	2011	29	24.33	714	1.17%	2.35%	(1.62)%
iShares Core S&P Small Cap Index ETF (Varoom GLWB 2)
	2012	4	27.42	104	1.75%	2.55%	12.93%
	2011	3	24.28	82	1.35%	2.55%	(1.82)%
iShares Core S&P Small Cap Index ETF (Varoom GLWB 3)*
	2012	*-	28.85	11	0.00%	1.90%	13.68%
iShares Core S&P Small Cap Index ETF (Varoom GLWB 4)*
	2012	34	28.64	981	2.01%	2.55%	12.93%
iShares Core S&P Small Cap Index ETF (Varoom GLWB 5)*
	2012	2	28.58	56	2.06%	2.75%	12.70%
iShares S&P Citigroup International Treasury Bond (Varoom)
	2012	1	26.59	17	2.28%	1.75%	3.69%
	2011	*-	25.65	11	2.86%	1.75%	(0.28)%

(1)  Results for periods of less than one year have been annualized.

(2)  Results for periods of less than one year have not been annualized.

* -  Less than 500.

Separate Account I

of

Integrity Life Insurance Company

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

					Investment
		Units	Unit	Net Assets	Income	Expense	Total
Subaccount	Year	(000s)	Value	(000s)	Ratio (1)	Ratio (1)	Return (2)
ETF Shares (continued):
iShares S&P Citigroup International Treasury Bond (Varoom GLWB 1)
	2012	38	$26.27	$1,007	2.21%	2.35%	3.05%
	2011	27	25.49	692	2.74%	2.35%	(0.89)%
iShares S&P Citigroup International Treasury Bond (Varoom GLWB 2)
	2012	2	26.16	40	2.39%	2.55%	2.84%
	2011	1	25.44	34	1.75%	2.55%	(1.09)%
iShares S&P Citigroup International Treasury Bond (Varoom GLWB 3)*
	2012	*-	26.54	13	0.56%	1.90%	3.53%
iShares S&P Citigroup International Treasury Bond (Varoom GLWB 4)*
	2012	36	26.35	958	1.05%	2.55%	2.84%
iShares S&P Citigroup International Treasury Bond (Varoom GLWB 5)*
	2012	1	26.29	16	1.42%	2.75%	2.63%
Vanguard Dividend Appreciation Index Fund ETF (Varoom)
	2012	5	28.45	133	2.73%	1.75%	9.20%
	2011	5	26.06	132	2.66%	1.75%	4.25%
Vanguard Dividend Appreciation Index Fund ETF (Varoom GLWB 2)
	2012	21	27.99	597	2.65%	2.55%	8.31%
	2011	17	25.84	437	2.09%	2.55%	3.40%
Vanguard Dividend Appreciation Index Fund ETF (Varoom GLWB 3)*
	2012	1	27.60	29	1.61%	1.90%	9.03%
Vanguard Dividend Appreciation Index Fund ETF (Varoom GLWB 5)*
	2012	9	27.34	247	2.44%	2.75%	8.09%
Vanguard Emerging Markets Stock Index Fund ETF (Varoom)
	2012	2	23.91	58	2.88%	1.75%	19.35%
	2011	1	20.03	27	0.00%	1.75%	(21.98)%
Vanguard Emerging Markets Stock Index Fund ETF (Varoom GLWB 2)
	2012	6	23.51	153	3.42%	2.55%	18.38%
	2011	6	19.86	113	0.00%	2.55%	(22.61)%
Vanguard Emerging Markets Stock Index Fund ETF (Varoom GLWB 3)*
	2012	1	28.03	40	2.84%	1.90%	19.17%
Vanguard Emerging Markets Stock Index Fund ETF (Varoom GLWB 5)*
	2012	2	27.76	47	4.05%	2.75%	18.13%
Vanguard Tax-Managed International ETF (Varoom)
	2012	1	25.24	21	3.53%	1.75%	19.81%
	2011	1	21.07	13	0.01%	1.75%	(16.56)%
Vanguard Tax-Managed International ETF (Varoom GLWB 1)
	2012	42	24.93	1,046	6.29%	2.35%	19.08%
	2011	32	20.94	671	0.00%	2.35%	(17.07)%
Vanguard Tax-Managed International ETF (Varoom GLWB 2)
	2012	3	24.83	75	3.74%	2.55%	18.83%
	2011	2	20.89	44	0.03%	2.55%	(17.24)%
Vanguard Tax-Managed International ETF (Varoom GLWB 3)*
	2012	*-	28.50	14	4.21%	1.90%	19.63%
Vanguard Tax-Managed International ETF (Varoom GLWB 4)*
	2012	35	28.30	996	4.43%	2.55%	18.83%
Vanguard Tax-Managed International ETF (Varoom GLWB 5)*
	2012	1	28.23	28	4.47%	2.75%	18.59%
Vanguard Intermediate-Term Corporate Bond Index ETF (Varoom)
	2012	*-	29.22	9	3.73%	1.75%	8.76%
	2011	*-	26.87	8	3.14%	1.75%	7.01%

(1)  Results for periods of less than one year have been annualized.

(2)  Results for periods of less than one year have not been annualized.

* -  Less than 500.

Separate Account I

of

Integrity Life Insurance Company

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

					Investment
		Units	Unit	Net Assets	Income	Expense	Total
Subaccount	Year	(000s)	Value	(000s)	Ratio (1)	Ratio (1)	Return (2)
ETF Shares (continued):
Vanguard Intermediate-Term Corporate Bond Index ETF (Varoom GLWB 2)
	2012	1	$28.74	$23	3.87%	2.55%	7.87%
	2011	1	26.64	20	2.83%	2.55%	6.14%
Vanguard Intermediate-Term Corporate Bond Index ETF (Varoom GLWB 5)*
	2012	2	27.37	44	2.42%	2.75%	7.65%
Vanguard Large-Cap Index ETF (Varoom)
	2012	2	28.39	49	4.06%	1.75%	13.65%
	2011	*-	24.98	*-	1.83%	1.75%	(0.36)%
Vanguard Large-Cap Index ETF (Varoom GLWB 2)
	2012	12	27.93	326	2.42%	2.55%	12.72%
	2011	11	24.78	262	1.93%	2.55%	(1.17)%
Vanguard Large-Cap Index ETF (Varoom GLWB 3)*
	2012	1	28.59	15	2.30%	1.90%	13.47%
Vanguard Large-Cap Index ETF (Varoom GLWB 5)*
	2012	7	28.32	202	1.63%	2.75%	12.49%
Vanguard Mega Cap Index ETF (Varoom GLWB 2)
	2012	*-	28.13	13	2.49%	2.55%	12.56%
	2011	*-	24.99	6	2.73%	2.55%	(0.30)%
Vanguard Mega Cap Index ETF (Varoom GLWB 3)*
	2012	*-	28.69	11	4.16%	1.90%	13.32%
Vanguard Mega Cap Index ETF (Varoom GLWB 5)*
	2012	2	28.42	63	1.60%	2.75%	12.33%
Vanguard REIT Index ETF (Varoom)
	2012	3	31.01	98	5.23%	1.75%	15.31%
	2011	1	26.89	32	5.12%	1.75%	5.29%
Vanguard REIT Index ETF (Varoom GLWB 2)
	2012	4	30.50	118	3.82%	2.55%	14.36%
	2011	3	26.67	83	1.29%	2.55%	4.43%
Vanguard REIT Index ETF (Varoom GLWB 3)*
	2012	1	30.41	30	4.08%	1.90%	15.13%
Vanguard REIT Index ETF (Varoom GLWB 5)*
	2012	4	30.13	108	2.93%	2.75%	14.13%
Vanguard Total Bond Market Index ETF (Varoom)
	2012	5	27.11	127	3.68%	1.75%	2.78%
	2011	3	26.38	85	1.83%	1.75%	5.21%
Vanguard Total Bond Market Index ETF (Varoom GLWB 1)
	2012	261	26.78	6,984	3.51%	2.35%	2.15%
	2011	186	26.21	4,866	2.04%	2.35%	4.57%
Vanguard Total Bond Market Index ETF (Varoom GLWB 2)
	2012	28	26.67	738	3.56%	2.55%	1.94%
	2011	20	26.16	535	2.64%	2.55%	4.36%
Vanguard Total Bond Market Index ETF (Varoom GLWB 3)*
	2012	4	25.66	90	3.29%	1.90%	1.91%
Vanguard Total Bond Market Index ETF (Varoom GLWB 4)*
	2012	261	25.48	6,654	3.12%	2.55%	1.23%
Vanguard Total Bond Market Index ETF (Varoom GLWB 5)*
	2012	16	25.42	403	3.22%	2.75%	1.02%
Vanguard VI Money Market (Varoom GLWB 2)
	2012	*-	9.51	4	0.20%	2.55%	(2.45)%
Vanguard VI Money Market (Varoom GLWB 5)*
	2012	2	9.72	19	0.12%	2.75%	(2.65)%

(1)  Results for periods of less than one year have been annualized.

(2)  Results for periods of less than one year have not been annualized.

* -  Less than 500.

Separate Account I

of

Integrity Life Insurance Company

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

					Investment
		Units	Unit	Net Assets	Income	Expense	Total
Subaccount	Year	(000s)	Value	(000s)	Ratio (1)	Ratio (1)	Return (2)
ETF Shares (continued):
Vanguard Short Term Bond ETF (Varoom GLWB 3)*
	2012	1	$24.98	$35	1.90%	1.90%	(0.09)%
Vanguard Short Term Bond ETF (Varoom GLWB 5)*
	2012	2	24.83	58	1.15%	2.75%	(0.68)%

(1)  Results for periods of less than one year have been annualized.

(2)  Results for periods of less than one year have not been annualized.

* -  Less than 500.

STATUTORY-BASIS FINANCIAL STATEMENTS AND SCHEDULES Integrity Life Insurance Company Years Ended December 31, 2012, 2011 and 2010 With Report of Independent Registered Public Accounting Firm

Integrity Life Insurance Company

Statutory-Basis Financial Statements and Schedules

Years Ended December 31, 2012, 2011 and 2010

Report of Independent Registered Public Accounting Firm

The Board of Directors

Integrity Life Insurance Company

We have audited the accompanying statutory-basis balance sheets of Integrity Life Insurance Company (the Company) as of December 31, 2012 and 2011, and the related statutory-basis statements of operations, changes in capital and surplus, and cash flow for each of the three years in the period ended December 31, 2012. Our audits also included the statutory-basis financial statement schedules listed in the contents page. These financial statements and schedules are the responsibility of the Company’s management. Our responsibility is to express an opinion on these financial statements and schedules based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of the Company’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

As described in Note 1 to the financial statements, the Company presents its financial statements in conformity with accounting practices prescribed or permitted by the Ohio Department of Insurance, which practices differ from U.S. generally accepted accounting principles. The variances between such practices and U.S. generally accepted accounting principles and the effects on the accompanying financial statements are also described in Note 1.

In our opinion, because of the effects of the matter described in the preceding paragraph, the financial statements referred to above do not present fairly, in conformity with U.S. generally accepted accounting principles, the financial position of Integrity Life Insurance Company at December 31, 2012 and 2011, or the results of its operations or its cash flows for each of the three years in the period ended December 31, 2012.

1

However, in our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Integrity Life Insurance Company at December 31, 2012 and 2011, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2012, in conformity with accounting practices prescribed or permitted by the Ohio Department of Insurance. Also, in our opinion, the related financial statement schedules, when considered in relation to the basic statutory-basis financial statements taken as a whole, present fairly in all material respects the information set forth therein.

As described in Note 1 to the financial statements, in 2010, the Company changed the valuation rate used to calculate reserves for certain structured settlement products.

/s/ Ernst & Young LLP

Cincinnati, Ohio

April 24, 2013

2

Integrity Life Insurance Company

Balance Sheets (Statutory-Basis)

	December 31
	2012	2011
	(In Thousands)
Admitted assets
Cash and invested assets:
Debt securities	$2,562,985	$2,451,629
Preferred and common stocks	172,038	156,815
Investment in common stock of subsidiary	301,682	272,524
Mortgage loans	43,730	44,342
Policy loans	119,014	123,730
Cash, cash equivalents and short-term investments	60,401	106,300
Receivable for securities	3,437	1,258
Securities lending reinvested collateral assets	15,089	18,128
Other invested assets	78,172	57,819
Total cash and invested assets	3,356,548	3,232,545

Investment income due and accrued	30,780	31,410
Net deferred income tax asset	22,881	22,785
Amounts receivable on reinsurance contracts	22,746	33,640
Other admitted assets	2,205	2,214
Separate account assets	2,553,104	2,593,481
Total admitted assets	$5,988,264	$5,916,075

Liabilities and capital and surplus
Liabilities:
Policy and contract liabilities:
Life and annuity reserves	$2,321,751	$2,265,096
Liability for deposit-type contracts	299,710	315,266
Policy and contract claims	109	131
Deposits on policies to be issued	7,651	6,546
Total policy and contract liabilities	2,629,221	2,587,039

General expense due and accrued	306	503
Current federal income taxes payable to parent	3,714	1,197
Transfer to separate accounts due and accrued, net	(19,717)	(31,927)
Asset valuation reserve	67,438	45,534
Interest maintenance reserve	8,747	8,094
Amounts payable on reinsurance contracts	21,298	35,433
Other liabilities	34,586	6,349
Derivatives	49	137
Payable for securities lending	89,827	123,035
Separate account liabilities	2,553,104	2,593,481
Total liabilities	5,388,573	5,368,875

Capital and surplus:
Common stock, $2 par value, authorized 1,500 shares, issued and outstanding 1,500 shares	3,000	3,000
Paid-in surplus	613,164	613,164
Accumulated deficit	(16,473)	(68,964)
Total capital and surplus	599,691	547,200
Total liabilities and capital and surplus	$5,988,264	$5,916,075

See accompanying notes.

3

Integrity Life Insurance Company

Statements of Operations (Statutory-Basis)

	Year Ended December 31
	2012	2011	2010
	(In Thousands)
Premiums and other revenues:
Premiums and annuity considerations	$302,173	$352,192	$389,414
Net investment income	147,132	148,473	143,321
Considerations for supplementary contracts with life contingencies	5,921	4,027	5,738
Amortization of the interest maintenance reserve	2,440	1,645	514
Reserve adjustments on reinsurance ceded	(108,699)	(130,916)	(54,961)
Fees from management of separate accounts	10,265	8,352	8,128
Other revenues	3,393	4,541	5,186
Total premiums and other revenues	362,625	388,314	497,340

Benefits paid or provided:
Death benefits	12,946	5,414	6,946
Annuity benefits	113,119	94,411	75,871
Surrender benefits	256,896	237,973	255,305
Payments on supplementary contracts with life contingencies	3,049	2,605	2,247
Other benefits	13,346	14,448	14,397
Increase in policy reserves and other policyholders’ funds	57,822	88,946	155,405
Total benefits paid or provided	457,178	443,797	510,171

Insurance expenses and other deductions:
Commissions	18,093	20,253	22,160
Commissions and expenses on reinsurance assumed	16	17	141
General expenses	15,423	18,284	21,198
Net transfers to (from) separate accounts	(168,627)	(129,368)	(117,945)
Other deductions	761	551	589
Total insurance expenses and other deductions	(134,334)	(90,263)	(73,857)

Gain (loss) from operations before federal income tax expense and net realized capital gains (losses)	39,781	34,780	61,026
Federal income tax expense (benefit), excluding tax on capital gains	6,878	7,621	15,038
Gain (loss) from operations before net realized capital gains (losses)	32,903	27,159	45,988
Net realized capital gains (losses) (excluding gains (losses) transferred to IMR and capital gains tax)	771	(1,865)	(3,350)
Net income (loss)	$33,674	$25,294	$42,638

See accompanying notes.

4

Integrity Life Insurance Company

Statements of Changes in Capital and Surplus (Statutory-Basis)

	Common Stock	Paid-In Surplus	Accumulated Surplus	Total Capital and Surplus
	(In Thousands)

Balance, January 1, 2010	$3,000	$613,164	$(114,636)	$501,528
Net income (loss)	—	—	42,638	42,638
Change in net deferred income tax	—	—	4,902	4,902
Net change in unrealized gains (losses) on investments (net of deferred tax expense (benefit) of $10,709)	—	—	46,284	46,284
Net change in nonadmitted assets and related items	—	—	1,840	1,840
Change in asset valuation reserve	—	—	(32,143)	(32,143)
Change in surplus from deferred tax asset (SSAP 10R)	—	—	215	215
Changes in reserves on account of changes in valuation basis	—	—	(37,702)	(37,702)
Change in surplus in separate accounts	—	—	1,648	1,648
Balance, December 31, 2010	3,000	613,164	(86,954)	529,210
Net income (loss)	—	—	25,294	25,294
Change in net deferred income tax	—	—	2,057	2,057
Net change in unrealized gains (losses) on investments (net of deferred tax expense (benefit) of $(7,750))	—	—	6,144	6,144
Net change in nonadmitted assets and related items	—	—	(11,505)	(11,505)
Change in asset valuation reserve	—	—	(834)	(834)
Change in surplus from deferred tax asset (SSAP 10R)	—	—	(568)	(568)
Change in surplus in separate accounts	—	—	(2,598)	(2,598)
Balance, December 31, 2011	3,000	613,164	(68,964)	547,200
Net income (loss)	—	—	33,674	33,674
Change in net deferred income tax	—	—	(6,854)	(6,854)
Net change in unrealized gains (losses) on investments (net of deferred tax expense (benefit) of $3,597)	—	—	35,840	35,840
Net change in nonadmitted assets and related items	—	—	10,592	10,592
Change in asset valuation reserve	—	—	(21,904)	(21,904)
Change in surplus in separate accounts	—	—	1,143	1,143
Balance, December 31, 2012	$3,000	$613,164	$(16,473)	$599,691

See accompanying notes.

5

Integrity Life Insurance Company

Statements of Cash Flow (Statutory-Basis)

	Year Ended December 31
	2012	2011	2010
	(In Thousands)
Operating activities
Premiums collected net of reinsurance	$306,863	$357,603	$397,653
Net investment income received	146,821	143,776	138,242
Benefits paid	(523,553)	(445,321)	(446,624)
Net transfers from (to) separate accounts	180,836	37,920	150,592
Commissions and expense paid	(34,313)	(40,332)	(43,748)
Federal income taxes recovered (paid)	(5,078)	(31,146)	(9,849)
Other, net	23,493	9,485	1,165
Net cash from (for) operations	95,069	31,985	187,431

Investing activities
Proceeds from investments sold, matured or repaid:
Debt securities	528,057	582,582	351,292
Preferred and common stocks	74,431	112,357	82,226
Mortgage loans	2,978	25,182	9,950
Other invested assets	13,947	19,312	8,448
Miscellaneous proceeds	10,117	1,194	286
Net proceeds from investments sold, matured or repaid	629,530	740,627	452,202

Cost of investments acquired:
Debt securities	(646,685)	(651,148)	(603,504)
Preferred and common stocks	(69,364)	(110,806)	(80,176)
Mortgage loans	(2,366)	(9,850)	(9,417)
Other invested assets	(31,539)	(17,627)	(34,786)
Miscellaneous applications	—	—	—
Total cost of investments acquired	(749,954)	(789,431)	(727,883)

Net change in policy and other loans	4,716	(3,389)	(3,666)
Net cash from (for) investments	(115,708)	(52,193)	(279,347)

Financing activities
Net deposits on deposit-type contract funds and other insurance liabilities	(15,556)	4,065	16,063
Other cash provided (applied)	(9,704)	(50,575)	122,223
Net cash from (for) financing and miscellaneous sources	(25,260)	(46,510)	138,286

Net change in cash, cash equivalents and short-term investments	(45,899)	(66,718)	46,370
Cash, cash equivalents and short-term investments:
Beginning of year	106,300	173,018	126,648
End of year	$60,401	$106,300	$173,018

See accompanying notes.

6

Integrity Life Insurance Company

Notes to Financial Statements (Statutory-Basis)

December 31, 2012

1. Nature of Operations and Significant Accounting Policies

Integrity Life Insurance Company (the Company) is a wholly-owned subsidiary of The Western and Southern Life Insurance Company (Western and Southern). The Company, domiciled in the state of Ohio and currently licensed in 46 states and the District of Columbia, specializes in the asset accumulation business with particular emphasis on retirement savings and investment products. For the year ended December 31, 2012, approximately 38.7% of the gross premiums and annuity considerations for the Company were derived from Ohio, Pennsylvania, Florida, New Jersey and Illinois.

The Company’s wholly-owned insurance subsidiary, National Integrity Life Insurance Company (National Integrity), is currently licensed in eight states and the District of Columbia and distributes similar products, principally in the state of New York. Fort Washington Investment Advisors, Inc. (Fort Washington), a registered investment adviser, is a nonlife insurance subsidiary of Western and Southern and is the investment manager for the Company.

State regulatory authorities have powers relating to granting and revoking licenses to transact business, the licensing of agents, the regulation of premium rates and trade practices, the form and content of insurance policies, the content of advertising material, financial statements and the nature of permitted practices.

Use of Estimates

The preparation of statutory-basis financial statements requires management to make estimates and assumptions that affect amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

Basis of Presentation

The accompanying financial statements of the Company have been prepared in conformity with accounting practices prescribed or permitted by the Ohio Department of Insurance (the Department). The National Association of Insurance Commissioners’ (NAIC) Accounting Practices and Procedures Manual (NAIC SAP) has been adopted as a component of prescribed or permitted practices by the state of Ohio. The Department has the right to permit other specific practices that deviate from NAIC SAP. At December 31, 2012, 2011 and 2010, there are no differences in the Company’s net income and capital and surplus between NAIC SAP and practices prescribed and permitted by the state of Ohio. Accounting practices prescribed or permitted by the Department differ in some respects from U.S. generally accepted accounting principles (GAAP). The more significant differences follow.

7

Integrity Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

1. Nature of Operations and Significant Accounting Policies (continued)

Investments

Investments in debt securities and mandatory redeemable preferred stocks are reported at amortized cost or fair value based on the NAIC rating; for GAAP, such fixed maturity investments are designated at purchase as held-to-maturity, trading or available-for-sale. Held-to-maturity fixed investments are reported at amortized cost, and the remaining fixed maturity investments are reported at fair value with unrealized holding gains and losses reported in operations for those designated as trading and as a separate component of other comprehensive income (loss) for those designated as available-for-sale.

All single class and multiclass mortgage-backed/asset-backed securities (e.g., CMOs) are adjusted for the effects of changes in prepayment assumptions on the related accretion of discount or amortization of premium of such securities using the retrospective method. The prospective method is used to determine amortized cost for securities that experience a decline that is deemed to be other-than-temporary. Securities that are in an unrealized loss position which the Company intends to sell, or does not have the intent and ability to hold until recovery, are written down to fair value as a realized loss. Securities that are in an unrealized loss position which the Company has the intent and ability to hold until recovery are written down to the extent the present value of expected future cash flows using the security’s effective yield is lower than the amortized cost. For GAAP purposes, all securities, purchased or retained, that represent beneficial interests in securitized assets (e.g., CMO, CBO, CDO, CLO, MBS and ABS securities), other than high credit quality securities, are adjusted using the prospective method when there is a change in estimated future cash flows. If it is determined that a decline in fair value is other-than-temporary, the cost basis of the security is written down to the extent the present value of expected future cash flows using the security’s effective yield is lower than the amortized cost. If high credit quality securities are adjusted, the retrospective method is used.

The Company monitors other investments to determine if there has been an other-than-temporary decline in fair value. Factors management considers for each identified security include the following:

•                  The extent and length of time the fair value has been below the book/adjusted carrying value;

•                  The reasons for the decline in value;

8

Integrity Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

1. Nature of Operations and Significant Accounting Policies (continued)

•                  Specific credit issues related to the issuer and current economic conditions, including the current and future impact of any specific events;

•                  For structured investments (e.g., residential mortgage-backed securities, commercial mortgage-backed securities, asset-backed securities and other structured investments), factors such as overall deal structure and our position within the structure, quality of underlying collateral, delinquencies and defaults, loss severities, recoveries, prepayments and cumulative loss projections are considered;

•                  For all equity securities and other debt securities with credit related declines in fair value, the Company’s intent and ability to hold the security long enough for it to recover its value to book/adjusted carrying value; and

•                  For all other debt securities with interest related declines in fair value, the Company’s intent to sell the security before recovery of its book/adjusted carrying value.

If the decline is judged to be other-than-temporary, an impairment charge to fair value is recorded as a net realized capital loss in the period the determination is made. Under GAAP, if the decline is judged to be other-than-temporary because the Company has the intent to sell the debt security or is more likely than not to be required to sell the debt security before its anticipated recovery, an impairment charge to fair value is recorded as a net realized capital loss. If the decline is judged to be other-than-temporary because the Company does not expect to recover the entire amortized cost basis of the security due to expected credit losses, an impairment charge is recorded to net realized capital loss as the difference between amortized cost and the net present value of expected future cash flows discounted at the effective interest rate implicit in the debt security prior to impairment.

Under a formula prescribed by the NAIC, the Company defers the portion of realized capital gains and losses on sales of fixed income investments, principally debt securities and mortgage loans, attributable to changes in the general level of interest rates and amortizes those deferrals over the remaining period to maturity of the individual security sold using the seriatim method. The net deferral is reported as the interest maintenance reserve (IMR) in the accompanying balance sheets. Realized capital gains and losses are reported in income net of federal income tax and transfers to the IMR. Under GAAP, realized capital gains and losses are reported in the statement of operations on a pretax basis in the period that the assets giving rise to the gains or losses are sold.

9

Integrity Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

1. Nature of Operations and Significant Accounting Policies (continued)

The asset valuation reserve (AVR) provides a valuation allowance for invested assets. The AVR is determined by an NAIC prescribed formula with changes reflected directly in capital and surplus. AVR is not recognized for GAAP.

Subsidiary

The accounts and operations of the Company’s subsidiary are not consolidated with the accounts and operations of the Company as would be required under GAAP.

Policy Acquisition Costs

The costs of acquiring and renewing business are expensed when incurred. Under GAAP, policy acquisition costs, related to traditional life insurance and certain long-duration accident and health insurance, to the extent recoverable from future policy revenues, would be deferred and amortized over the premium-paying period of the related policies using assumptions consistent with those used in computing policy benefit reserves; for universal life insurance and investment products, to the extent recoverable from future gross profits, deferred policy acquisition costs are amortized generally in proportion to the present value of expected gross profits from surrender charges and investments, mortality, and expense margins.

Nonadmitted Assets

Certain assets designated as “nonadmitted” (principally a portion of deferred tax assets), and other assets not specifically identified as an admitted asset within the NAIC’s Accounting Practices and Procedures Manual, are excluded from the accompanying balance sheets and are charged directly to accumulated deficit. Under GAAP, such assets are included in the balance sheets.

Premiums and Benefits

Revenues for universal life and annuity policies with mortality or morbidity risk, except for guaranteed interest and group annuity contracts, consist of the entire premium received, and benefits incurred represent the total of death benefits paid and the change in policy reserves. Premiums received for annuity policies without mortality or morbidity risk and for guaranteed interest and group annuity contracts are recorded using deposit accounting, and credited directly to an appropriate policy reserve account, without recognizing premium income. Under GAAP, premiums received in excess of policy charges would not be recognized as premium revenue and benefits would represent the excess of benefits paid over the policy account value and interest credited to the account values.

10

Integrity Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

1. Nature of Operations and Significant Accounting Policies (continued)

Benefit Reserves

Certain policy reserves are calculated using statutorily prescribed interest and mortality assumptions rather than on estimated expected experience or actual account balances as would be required under GAAP.

Reinsurance

A liability for reinsurance balances is required to be provided for unsecured policy reserves ceded to reinsurers not authorized to assume such business. Changes to those amounts are credited or charged directly to capital and surplus. Under GAAP, an allowance for amounts deemed uncollectible would be established through a charge to earnings.

Policy and contract liabilities ceded to reinsurers have been reported as reductions of the related reserves rather than as assets as would be required under GAAP. Commissions allowed by reinsurers on business ceded are reported as income when incurred rather than being deferred and amortized with policy acquisition costs as required under GAAP.

Deferred Income Taxes

Deferred tax assets are recorded for the amount of gross deferred tax assets expected to be realized in future years, and a valuation allowance is established for deferred tax assets not meeting a more likely than not realization threshold. Deferred tax assets are limited to 1) the amount of federal income taxes paid in prior years that can be recovered through loss carrybacks for existing temporary differences that reverse during a time frame corresponding with IRS tax loss carryback provisions, not to exceed three years, including amounts established in accordance with the provision of SSAP No. 5R, plus 2) for entities who meet the required realization threshold in SSAP No. 101, the lesser of the remaining gross deferred tax assets expected to be realized within three years of the balance sheet date or 15% of capital and surplus excluding any net deferred tax assets, electronic data processing equipment and operating software and any net positive goodwill, plus 3) the amount of remaining gross deferred tax assets that can be offset against existing gross deferred tax liabilities. The remaining deferred tax assets are nonadmitted. Under GAAP, a deferred tax asset is recorded for the amount of gross deferred tax assets expected to be realized in all future years, and a valuation allowance is established for deferred tax assets not meeting a more likely than not realization threshold.

11

Integrity Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

1. Nature of Operations and Significant Accounting Policies (continued)

Statements of Cash Flow

Cash, cash equivalents and short-term investments in the statements of cash flow represent cash balances and investments with initial maturities of one year or less. Under GAAP, the corresponding captions of cash and cash equivalents include cash balances and investments with initial maturities of three months or less.

A reconciliation of capital and surplus and net income of the Company as determined in accordance with NAIC SAP to amounts determined in accordance with GAAP as of December 31 and for the years then ended is as follows:

	2012	2011
	(In Thousands)
Capital and surplus as reported in the accompanying statutory-basis financial statements	$599,691	$547,200
Adjustments to customer deposits	(239,040)	(165,641)
Adjustments to invested asset carrying values	442,287	601,673
Asset valuation and interest maintenance reserves	76,185	53,628
Value of insurance in force	1,909	2,404
Deferred policy acquisition costs	23,828	38,504
Deferred sales inducements	1,517	2,352
Adjustments to investment in subsidiary excluding net unrealized gains (losses)	248,238	(87,337)
Federal income taxes	(34,766)	(78)
Western and Southern reinsurance	(148,841)	(146,676)
Other, net	23,893	400
Stockholder’s equity, GAAP basis	$994,901	$846,429

12

Integrity Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

1. Nature of Operations and Significant Accounting Policies (continued)

	2012	2011*	2010*
	(In Thousands)
Net income (loss) as reported in the accompanying statutory-basis financial statements	$33,674	$25,294	$42,638
Deferred policy acquisition costs, net of amortization	(3,099)	(1,854)	2,639
Deferred sales inducements, net of amortization	(541)	(311)	18
Adjustments to customer deposits	67,087	(13,394)	(16,170)
Adjustments to invested asset carrying values at acquisition date	411	(3,483)	1,168
Amortization of value of insurance in force	(4,078)	(3,979)	(4,643)
Amortization of interest maintenance reserve	4,483	(1,645)	(514)
Adjustments for realized investment gains/losses	(2,976)	2,772	1,076
Adjustments for federal income tax expense	(2,193)	8,797	24,845
Investment in subsidiary	32,585	16,529	21,883
Income from MODCO reinsurance treaty	(69,268)	4,310	(36,625)
Other	(1,596)	—	—
Net income (loss), GAAP basis	$54,489	$33,036	$36,315

*     In October 2010, the Financial Accounting Standards Board (FASB) updated the accounting standards defining the types of costs incurred by insurance entities that can be capitalized in the successful acquisition of new or renewal insurance contracts. Capitalized costs include incremental direct costs of contract acquisition such as commissions and premium taxes, as well as certain third-party and employee costs related directly to acquisition activities such as underwriting, policy issuance and processing, medical and inspection and sales force contract selling. The Company retrospectively adjusted for the implementation of the updated standards.

Other significant statutory accounting practices follow.

13

Integrity Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

1. Nature of Operations and Significant Accounting Policies (continued)

Investments

Debt securities, preferred stocks, common stocks, and short-term investments are stated at values prescribed by the NAIC, as follows:

Debt securities not backed by other loans are principally stated at amortized cost using the interest method.

Single class and multiclass mortgage-backed/asset-backed securities are valued at amortized cost using the interest method including anticipated prepayments. Prepayment assumptions are obtained from Bloomberg and broker-dealer prepayment models or derived from empirical data and are based on the current interest rate and economic environment. The retrospective adjustment method is used to value all such securities except securities that are deemed to be other-than-temporarily impaired and securities that are principal-only or interest-only, which are valued using the prospective method.

Unaffiliated common stocks are reported at fair value utilizing publicly quoted prices from third-party pricing services and the related unrealized capital gains and losses are reported in capital and surplus along with any adjustment for federal income taxes.

Redeemable preferred stocks that have characteristics of debt securities and are rated as medium quality or better are reported at cost or amortized cost. All other redeemable preferred stocks are reported at the lower of cost, amortized cost or fair value. Perpetual preferred stocks that have the characteristics of equity securities and are rated as medium quality or better are reported at cost. All other perpetual preferred stocks are reported at the lower of cost or fair value utilizing publicly quoted prices from third-party pricing services and the related unrealized capital gains and losses are reported in capital and surplus along with any adjustment for federal income taxes.

There are no restrictions on unaffiliated common or preferred stocks.

Short-term investments include investments with remaining maturities of one year or less at the date of acquisition and are principally stated at amortized cost, which approximates fair value.

Cash equivalents are short-term highly liquid investments with original maturities of three months or less and are principally stated at amortized cost, which approximates fair value.

14

Integrity Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

1. Nature of Operations and Significant Accounting Policies (continued)

The Company’s insurance subsidiary is reported at its underlying statutory equity. The net change in the subsidiary’s equity is included in capital and surplus.

Joint ventures, partnerships, and limited liability companies are carried at the Company’s interest in the underlying audited GAAP equity of the investee. Undistributed earnings allocated to the Company are reported in the change in net unrealized capital gains or losses. Distributions from earnings of the investees are reported as net investment income when received. Because of the indirect nature of these investments, there is an inherent reduction in transparency and liquidity and increased complexity in valuing the underlying investments. As a result, these investments are actively managed by the Company’s management via detailed evaluation of the investment performance relative to risk.

Mortgage loans are reported at unpaid principal balances, less an allowance for impairment. A mortgage loan is considered to be impaired when, based on current information and events, it is probable that the Company will be unable to collect all principal and interest amounts due according to the contractual terms of the mortgage agreement. When management determines foreclosure is probable, the impairment is other than temporary; the mortgage loan is written down to realizable value and a realized loss is recognized.

Policy loans are reported at unpaid principal balances.

Debt securities and other loan interest are credited to income as it accrues. Dividends are recorded as income on ex-dividend dates. To the extent income is uncertain, due and accrued income is excluded and treated as nonadmitted through surplus.

Realized capital gains and losses are determined using the specific identification method.

Premiums

Life and accident and health premiums are recognized as revenue when due. Premiums for annuity policies with mortality and morbidity risk, except for guaranteed interest and group annuity contracts, are also recognized as revenue when due. Premiums received for annuity policies without mortality or morbidity risk and for guaranteed interest and group annuity contracts are recorded using deposit accounting.

15

Integrity Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

1. Nature of Operations and Significant Accounting Policies (continued)

Policy Reserves

Life and annuity reserves are developed by actuarial methods and are determined based on published tables using statutorily specified interest rates and valuation methods that will provide, in the aggregate, reserves that are greater than or equal to the minimum or guaranteed policy cash values or the amounts required by the Department. The Company waives deduction of deferred fractional premiums on the death of life and annuity policy insureds and does not return any premium beyond the date of death. Surrender values on policies do not exceed the corresponding benefit reserves. Policies issued subject to multiple table substandard extra premiums are valued on the standard reserve basis which recognizes the nonlevel incidence of the excess mortality costs. Additional reserves are established when the results of cash flow testing under various interest rate scenarios indicate the need for such reserves, or the net premiums exceed the gross premiums on any insurance in-force.

The mean reserve method is used to adjust the calculated terminal reserve to the appropriate reserve at December 31. Mean reserves are determined by computing the regular mean reserve for the plan at the rated age and holding, in addition, one-half of the extra premium charge for the year. Policies issued after July 1 for substandard lives are charged an extra premium plus the regular premium for the true age. Mean reserves are based on appropriate multiples of standard rates of mortality. An asset is recorded for deferred premiums net of loading to adjust the reserve for modal premium payments.

For substandard table ratings, mean reserves are based on 125% to 500% of standard mortality rates. For flat extra ratings, mean reserves are based on the standard or substandard mortality rates increased by one to twenty-five deaths per thousand.

Tabular interest, tabular less actual reserves released, and tabular cost have been determined by formula as prescribed by the NAIC. Tabular interest on funds not involving life contingencies was derived from basic data.

The establishment of appropriate reserves is an inherently uncertain process, and there can be no assurance that the ultimate liability will not exceed the Company’s policy reserves and have an adverse effect on the Company’s results of operations and financial condition. Due to the inherent uncertainty of estimating reserves, it has been necessary, and may over time continue to be necessary, to revise estimated future liabilities as reflected in the Company’s policy reserves.

16

Integrity Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

1. Nature of Operations and Significant Accounting Policies (continued)

Reinsurance

Reinsurance premiums and benefits paid or provided are accounted for on a basis consistent with those used in accounting for the original policies issued and the terms of the reinsurance contracts. The change in reserves for modified coinsurance contracts is recorded on the reserve adjustments on reinsurance ceded line in the statements of operations.

Securities Lending

At December 31, 2012, the Company had loaned various debt securities, preferred stocks and common stocks as part of a securities lending program administered by The Bank of New York Mellon, of which the fair value was $90.2 million and $36.1 million in the general and separate account, respectively. At December 31, 2011, the Company had loaned various debt securities, preferred stocks and common stocks as part of a securities lending program administered by The Bank of New York Mellon, of which the fair value was $120.0 million and $69.2 million in the general and separate account, respectively. The Company maintains effective control over all loaned securities and, therefore, continues to report such securities as invested assets in the balance sheets.

The Company requires at the initial transaction that the fair value of the cash collateral received must be equal to 102% of the fair value of the loaned securities. The Company monitors the ratio of the fair value of the collateral to loaned securities to ensure it does not fall below 100%. If the fair value of the collateral falls below 100% of the fair value of the securities loaned, the Company nonadmits that portion of the loaned security. At December 31, 2012 and 2011, the Company did not nonadmit any portion of the loaned securities. The Company reports all collateral on the balance sheet with an offsetting liability recognized for the obligation to return the collateral. Collateral for the securities lending program is either managed by an affiliated agent of the Company or is managed by the Bank of New York Mellon, an unaffiliated agent. Collateral managed by an affiliated agent is invested primarily in investment-grade debt securities and cash equivalents and is included in the applicable amount on the balance sheets because the funds are available for the general use of the Company. At December 31, 2012 and 2011, collateral managed by an unaffiliated agent was invested in cash equivalents and was included in securities lending reinvested collateral assets on the balance sheet.

17

Integrity Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

1. Nature of Operations and Significant Accounting Policies (continued)

At December 31, 2012, the collateral for all securities on loan could be requested to be returned on demand by the borrower. At December 31, 2012, the fair value of the total collateral was $138.3 million, $123.0 million of which was managed by an affiliated agent and $15.3 million of which was managed by an unaffiliated agent. At December 31, 2011, the fair value of the total collateral was $194.1 million, $175.7 million of which was managed by an affiliated agent and $18.4 million of which was managed by an unaffiliated agent.

The aggregate collateral broken out by maturity date is as follows at December 31, 2012:

	Amortized Cost	Fair Value
	(In Thousands)

Open	$—	$—
30 days or less	66,773	67,010
31 to 60 days	—	—
61 to 90 days	—	—
91 to 120 days	—	—
121 to 180 days	752	752
181 to 365 days	7,597	7,599
1 to 2 years	6,200	6,198
2 to 3 years	—	—
Greater than 3 years	56,702	56,702
Total collateral	$138,024	$138,261

At December 31, 2012, all of the collateral held for the securities lending program was invested in tradable securities that could be sold and used to pay for the $129.2 million in collateral calls that could come due under a worst-case scenario where all collateral was called simultaneously.

There is no difference in the policy and procedures for the separate account. In addition, collateral for separate account securities loaned is held in the general account with a corresponding payable and receivable between the general and separate accounts. The corresponding payable and receivable is included in the transfer to separate accounts due and accrued, net line on the balance sheets and was $39.5 million and $70.9 million at December 31, 2012 and 2011, respectively.

18

Integrity Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

1. Nature of Operations and Significant Accounting Policies (continued)

Separate Accounts

Separate account assets and liabilities reported in the accompanying balance sheets represent funds that are separately administered, principally for nonguaranteed variable annuity contracts and guaranteed market value adjustment annuity contracts. Assets held in the separate account supporting variable annuities are carried at fair value. Assets held in the separate account supporting market value adjusted annuities are carried at the general account basis. All separate account assets are considered legally insulated from the general account. Surrender charges collectible by the general account in the event of annuity contract surrenders are reported as a negative liability rather than an asset. Policy related activity involving cash flow, such as premiums and benefits, are reported in the accompanying statements of operations in separate line items combined with related general account amounts. Investment income and interest credited on deposits held in guaranteed separate accounts are included in the accompanying statements of operations as a net amount included in net transfers to (from) separate accounts. The Company receives administrative fees for managing the nonguaranteed separate accounts and other fees for assuming mortality and certain expense risks.

Federal Income Taxes

Western and Southern files a consolidated income tax return with its eligible subsidiaries and affiliates, including the Company. The provision for federal income taxes is allocated to the Company using a separate return method based upon a written tax-sharing agreement. The benefits from losses of subsidiaries and affiliates, which are utilized in the consolidated return, will be retained by the subsidiaries and affiliates under the tax-sharing agreement. Western and Southern pays all federal income taxes due for all members of the consolidated group. The Company will then charge or reimburse, as the case may be, the members of the group an amount consistent with the method described in the tax-sharing agreement.

The Company includes interest and penalties in the federal income tax line on the statements of operations.

Accounting Changes

Effective January 1, 2012, the Company adopted Statement of Statutory Accounting Principle No. 101, Income Taxes, a Replacement of SSAP No. 10R and SSAP No. 10 (SSAP 101). SSAP 101 amends the deferred tax asset admittance test set forth in SSAP 10R, Income Taxes — A Temporary Replacement of SSAP 10, by limiting the admissibility thresholds based on current period risk-based capital levels and modifying disclosure requirements. The adoption of SSAP 101 did not impact the Company’s financial statements.

19

Integrity Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

1. Nature of Operations and Significant Accounting Policies (continued)

Effective January 1, 2011, Statement of Statutory Accounting Principles No. 43R, Loan-backed and Structured Securities (SSAP 43R) was amended to clarify that debt securities held that are issued by a trust, special purpose entity or limited liability company in which there is no direct recourse to the sponsor of the entity, but only direct recourse to the assets of the issuer, should be classified as loan-backed securities under SSAP 43R, not as an issuer obligation under Statement of Statutory Accounting Principles No. 26, Bonds, excluding Loan-backed and Structured Securities. As a result, during 2011, the Company reclassified 38 securities from corporate debt securities to asset-backed securities held at December 31, 2010 with a book/adjusted carrying value of $133.3 million and a fair value of $130.9 million. The reclassification does not impact the total debt securities line item on the balance sheet. Balances from prior years in these financial statements have not been adjusted to reflect the security reclassifications.

In 2010, the Company changed the valuation rate used to calculate reserves for certain structured settlement contracts. Statement of Statutory Accounting Principles No. 51, Life Contracts, requires such a change in valuation basis to be recorded directly to surplus rather than as a part of the reserve change recognized in the Summary of Operations. The Company has recorded a decrease of $37.7 million to surplus as a result of the change in valuation basis through the Change in Reserves on Account of Changes in Valuation Basis line on the Statement of Changes in Capital and Surplus.

Reclassifications

Certain prior year amounts in the Company’s statutory basis financial statements have been reclassified to conform to the 2012 financial statement presentation.

Subsequent Events

The Company recognizes in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the balance sheet date. For nonrecognized subsequent events that must be disclosed to keep the financial statements from being misleading, the Company is required to disclose the nature of the event as well as an estimate of its financial effect, or a statement that such an estimate cannot be made. Management has evaluated subsequent events through the issuance of these financial statements on April 24, 2013.

20

Integrity Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

2. Investments

The book/adjusted carrying value and fair value of the Company’s investments in debt securities are summarized as follows:

	Book/Adjusted Carrying Value	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
	(In Thousands)
At December 31, 2012:
U.S. Treasury securities and obligations of U.S. government corporation and agencies	$39,193	$182	$(353)	$39,022
Debt securities issued by states of the U.S. and political subdivisions of the states	38,167	3,668	—	41,835
Corporate securities	1,679,004	237,151	(1,243)	1,914,912
Commercial mortgage-backed securities	199,433	17,429	(39)	216,823
Residential mortgage-backed securities	365,413	25,307	(6,596)	384,124
Asset-backed securities	241,775	11,860	(5,790)	247,845
Total	$2,562,985	$295,597	$(14,021)	$2,844,561

At December 31, 2011:
U.S. Treasury securities and obligations of U.S. government corporation and agencies	$6,458	$179	$—	$6,637
Debt securities issued by states of the U.S. and political subdivisions of the states	32,344	3,236	—	35,580
Corporate securities	1,637,732	190,599	(10,638)	1,817,693
Commercial mortgage-backed securities	187,573	13,881	—	201,454
Residential mortgage-backed securities	347,665	21,459	(20,279)	348,845
Asset-backed securities	239,857	7,012	(13,893)	232,976
Total	$2,451,629	$236,366	$(44,810)	$2,643,185

21

Integrity Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

2. Investments (continued)

At December 31, 2012 and 2011, the Company held unrated or less-than-investment grade corporate debt securities with a book/adjusted carrying value of $282.5 million and $293.8 million, respectively, with an aggregate fair value of $296.2 million and $284.2 million, respectively. Such holdings amount to 11.0% and 12.0%, respectively, of the Company’s investments in debt securities and 4.7% and 5.0%, respectively, of the Company’s total admitted assets as of December 31, 2012 and 2011. The Company performs periodic evaluations of the relative credit standing of the issuers of these debt securities. The Company considers these evaluations in its overall investment strategy.

Unrealized gains and losses on investment in common stocks and unaffiliated common stock of subsidiary are reported directly in capital and surplus and do not affect net income. The unrealized gains and unrealized losses on, and the cost and fair value of those are as follows:

	Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
	(In Thousands)
At December 31, 2012:
Preferred stocks	$—	$—	$—	$—

Common stocks, unaffiliated	$128,460	$46,441	$(4,363)	$170,538
Common stocks, mutual funds	1,470	30	—	1,500
Common stocks, subsidiary	228,981	72,701	—	301,682
	$358,911	$119,172	$(4,363)	$473,720

At December 31, 2011:
Preferred stocks	$—	$—	$—	$—

Common stocks, unaffiliated	$127,703	$34,247	$(5,135)	$156,815
Common stocks, subsidiary	228,982	43,542	—	272,524
	$356,685	$77,789	$(5,135)	$429,339

22

Integrity Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

2. Investments (continued)

The following table shows gross unrealized losses and fair values, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position.

	Unrealized Losses Less		Unrealized Losses Greater
	Than 12 Months		Than or Equal to 12 Months
	Unrealized	Fair	Unrealized	Fair
	Losses	Value	Losses	Value
	(In Thousands)
At December 31, 2012:
U.S. Treasury securities and obligations of U.S. government corporations and agencies	$(353)	$24,453	$—	$—
Debt securities issued by states of the U.S. and political subdivisions of the states	—	—	—	—
Corporate securities	(506)	36,825	(737)	22,738
Commercial mortgage-backed securities(1)	(39)	5,675	—	—
Residential mortgage-backed securities(1)	(899)	37,534	(5,697)	47,630
Asset-backed securities(1)	(23)	8,444	(5,767)	53,965
Total	$(1,820)	$112,931	$(12,201)	$124,333

Preferred stocks	$—	$—	$—	$—
Common stocks, unaffiliated	$(3,213)	$27,978	$(1,150)	$3,627

(1) Amounts relate to securities subject to SSAP 43R.

23

Integrity Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

2. Investments (continued)

	Unrealized Losses Less		Unrealized Losses Greater
	Than 12 Months		Than or Equal to 12 Months
	Unrealized	Fair	Unrealized	Fair
	Losses	Value	Losses	Value
	(In Thousands)
At December 31, 2011:
U.S. Treasury securities and obligations of U.S. government corporations and agencies	$—	$—	$—	$—
Debt securities issued by states of the U.S. and political subdivisions of the states	—	—	—	—
Corporate securities	(7,360)	114,587	(3,278)	20,412
Commercial mortgage-backed securities(1)	—	—	—	—
Residential mortgage-backed securities(1)	(1,472)	21,666	(18,807)	88,912
Asset-backed securities(1)	(2,223)	40,487	(11,670)	60,524
Total	$(11,055)	$176,740	$(33,755)	$169,848

Preferred stocks	$—	$—	$—	$—
Common stocks, unaffiliated	$(4,543)	$30,652	$(592)	$2,630

(1) Amounts relate to securities subject to SSAP 43R.

Investments that are impaired at December 31, 2012 and 2011, for which other-than-temporary impairments have not been recognized, consist mainly of corporate debt securities, asset-backed securities and residential mortgage-backed securities. The impairment of these securities has been deemed as temporary due to the assigned rating and the typical fair value fluctuations of these particular securities in the marketplace, as well as the Company’s intent and ability to hold the securities to recovery, or in the case of interest rate related declines, lack of intent to sell the securities. For residential mortgage-backed securities, the determination of temporary impairment was also based on an evaluation of the present value of expected future cash flows, which were greater than the book adjusted/carrying values of the securities. The aggregated unrealized loss is approximately 6.4% and 11.6% of the carrying value of these securities at December 31, 2012 and 2011, respectively. At December 31, 2012, there were a total of 173 securities held that are considered temporarily impaired, 50 of which have been impaired for 12 months or longer. At December 31, 2011, there were a total of 257 securities held that are considered temporarily impaired, 79 of which have been impaired for 12 months or longer. The Company recorded other-than-temporary impairments on securities of $6.5 million, $10.4 million, and $3.8 million for the years ended December 31, 2012, 2011 and 2010, respectively.

24

Integrity Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

2. Investments (continued)

The following is a list of each loan-backed security held at December 31, 2012 with a recognized other-than-temporary impairment (OTTI) for the years ended December 31, 2012, 2011, 2010 and the six-month period ended December 31, 2009, where the present value of future cash flows expected to be collected was less than the amortized cost basis of the securities:

CUSIP	Book/Adj Carrying Value Amortized Cost Before Current Period OTTI	Present Value of Future Cash Flows	Recognized Other- Than- Temporary Impairment	Amortized Cost After Other-Than- Temporary Impairment	Fair Value	Date of Other-Than- Temporary Impairment
(In Thousands)
For the year ended December 31, 2012:

12628KAF9	$1,207	$1,156	$52	$1,156	$978	12/31/2012
3622MPAP3	1,222	1,088	134	1,088	644	12/31/2012
12668ANW1	1,354	1,282	73	1,282	1,160	9/30/2012
221470AA5	8,215	5,622	2,593	5,622	3,505	9/30/2012
61749EAF4	1,380	1,274	106	1,274	1,102	9/30/2012
75970JAD8	1,218	1,164	54	1,164	841	9/30/2012
75970JAJ5	1,696	1,564	132	1,564	1,087	9/30/2012
759950GV4	3,943	3,548	395	3,548	2,414	9/30/2012
05951FAG9	830	704	126	704	493	6/30/2012
173100AR9	1,911	1,385	526	1,385	1,079	6/30/2012
251513BC0	703	637	66	637	420	6/30/2012
32051GRV9	2,454	2,393	61	2,393	2,229	6/30/2012
52520QAG9	3,570	3,227	343	3,227	2,775	6/30/2012
52521HAD5	796	650	146	650	557	6/30/2012
52522HAN2	1,692	1,580	112	1,580	1,267	6/30/2012
52523KAJ3	1,523	1,432	92	1,432	721	6/30/2012
74922EAF6	642	623	19	623	549	6/30/2012
761118XQ6	704	646	58	646	569	6/30/2012
86359DSR9	4,181	4,033	148	4,033	3,496	6/30/2012
93935BAH3	1,857	1,703	154	1,703	1,191	6/30/2012
Total	XXX	XXX	$5,390	XXX	XXX

25

Integrity Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

2. Investments (continued)

CUSIP	Book/Adj Carrying Value Amortized Cost Before Current Period OTTI	Present Value of Future Cash Flows	Recognized Other- Than- Temporary Impairment	Amortized Cost After Other-Than- Temporary Impairment	Fair Value	Date of Other-Than- Temporary Impairment
(In Thousands)

For the year ended December 31, 2011:

02151FAF6	$1,963	$1,817	$146	$1,817	$1,627	12/31/2011
05948KXT1	1,369	1,318	51	1,318	1,034	12/31/2011
12543PAQ6	1,221	951	270	951	760	12/31/2011
12628KAF9	1,450	1,373	77	1,373	879	12/31/2011
12667G7H0	1,869	1,784	85	1,784	1,494	12/31/2011
173100AR9	2,686	1,978	708	1,978	1,804	12/31/2011
251510FX6	790	751	39	751	646	12/31/2011
46628SAJ2	3,813	3,217	596	3,217	2,093	12/31/2011
52524PAL4	3,381	2,755	626	2,755	2,237	12/31/2011
74922EAF6	729	672	57	672	535	12/31/2011
75970JAD8	1,443	1,354	89	1,354	1,052	12/31/2011
52524MAV1	737	734	3	734	380	9/30/2011
61752RAJ1	2,765	2,488	277	2,488	1,733	9/30/2011
12543PAQ6	1,404	1,236	168	1,236	1,156	6/30/2011
3622MPAP3	1,844	1,352	492	1,352	1,265	6/30/2011
52523KAJ3	1,809	1,458	351	1,458	756	6/30/2011
Total	XXX	XXX	$4,035	XXX	XXX

26

Integrity Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

2. Investments (continued)

CUSIP	Book/Adj Carrying Value Amortized Cost Before Current Period OTTI	Present Value of Future Cash Flows	Recognized Other- Than- Temporary Impairment	Amortized Cost After Other-Than- Temporary Impairment	Fair Value	Date of Other-Than- Temporary Impairment
(In Thousands)

For the year ended December 31, 2010:

74922EAF6	$817	$792	$25	$792	$642	12/31/2010
75970JAD8	1,783	1,611	172	1,611	1,410	12/31/2010
75970JAJ5	2,114	1,818	296	1,818	1,113	9/30/2010
05535DAM6	903	762	141	762	670	9/30/2010
12543PAQ6	1,622	1,402	220	1,402	1,225	6/30/2010
32051GTE5	1,236	1,094	142	1,094	971	6/30/2010
52520QAG9	4,328	3,937	391	3,937	3,480	6/30/2010
61749EAF4	1,864	1,704	160	1,704	1,154	6/30/2010
75970JAJ5	2,172	2,127	45	2,127	1,256	6/30/2010
Total	XXX	XXX	$1,592	XXX	XXX

For the six-month period ended December 31, 2009:

05950NBU1	$1,515	$658	$857	$658	$1,148	12/31/2009
52522HAN2	1,951	1,734	217	1,734	1,225	12/31/2009
75970JAJ5	2,258	2,181	77	2,181	1,301	12/31/2009
93934FEQ1	686	651	35	651	591	12/31/2009
05950NBU1	2,153	1,579	574	1,579	1,156	9/30/2009
12543PAQ6	1,778	1,617	161	1,617	1,203	9/30/2009
52524MAV1	862	758	104	758	318	9/30/2009
Total	XXX	XXX	$2,025	XXX	XXX

27

Integrity Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

2. Investments (continued)

The Company had no other-than-temporary impairments on loan-backed securities for the years ended December 31, 2012, 2011, 2010 and the six-month period ended December 31, 2009 due to the intent to sell the security or the inability or lack of intent to retain the investment in the security for a period of time sufficient to recover the amortized cost basis of the security.

A summary of the cost or amortized cost and fair value of the Company’s debt securities at December 31, 2012, by contractual maturity, is as follows:

	Book/Adjusted Carrying Value	Fair Value
	(In Thousands)
Years to maturity:
One or less	$40,271	$41,064
After one through five	524,141	566,479
After five through ten	715,451	802,655
After ten	476,501	585,571
Mortgage-backed securities/Asset-backed securities	806,621	848,792
Total	$2,562,985	$2,844,561

The expected maturities in the foregoing table may differ from contractual maturities because certain borrowers have the right to call or prepay obligations with or without call or prepayment penalties and because asset-backed and mortgage-backed securities (including floating-rate securities) provide for periodic payments throughout their lives.

Proceeds from the sales of investments in debt securities during 2012, 2011 and 2010 were $336.6 million, $317.3 million, and $164.5 million; gross gains of $6.1 million, $3.8 million, and $6.2 million; and gross losses of $5.3 million, $0.6 million, and $0.7 million were realized on those sales, respectively.

Proceeds from the sales of investments in equity securities during 2012, 2011 and 2010 were $64.5 million, $110.9 million, and $80.2 million; gross gains of $13.1 million, $25.8 million, and $12.5 million; and gross losses of $5.8 million, $8.1 million, and $9.9 million were realized on those sales in 2012, 2011 and 2010, respectively.

28

Integrity Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

2. Investments (continued)

Realized capital gains (losses) are reported net of federal income taxes and amounts transferred to the IMR are as follows for the years ended December 31:

	2012	2011	2010
	(In Thousands)

Realized capital gains (losses)	$2,530	$11,251	$4,813
Less amount transferred to IMR (net of related taxes (benefits) of $545 in 2012, of $1,563 in 2011, and of $2,049 in 2010)	1,012	2,903	3,804
Less federal income tax expense (benefit) on realized capital gains (losses)	747	10,213	4,359
Net realized capital gains (losses)	$771	$(1,865)	$(3,350)

Net investment income consisted of the following for the years ended December 31:

	2012	2011	2010
	(In Thousands)

Debt securities	$131,680	$133,988	$128,286
Equity securities	2,768	1,172	520
Mortgage loans	2,651	3,422	5,502
Policy loans	9,209	9,383	9,141
Cash, cash equivalents and short-term investments	475	442	520
Derivative instruments	2	2	2
Other invested assets	1,952	1,897	1,052
Other	775	660	689
Gross investment income	149,512	150,966	145,712
Investment expenses	2,380	2,493	2,391
Net investment income	$147,132	$148,473	$143,321

29

Integrity Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

2. Investments (continued)

The Company’s investments in mortgage loans principally involve commercial real estate. At December 31, 2012, 68.0% of such mortgages, or $29.8 million, involved properties located in California and Florida. Such investments consist of primarily first mortgage liens on completed income-producing properties. The aggregate mortgage outstanding to any one borrower does not exceed $9.9 million. During 2012, the respective maximum and minimum lending rates for mortgage loans issued were 10.00% and 10.00%. At the issuance of a loan, the percentage of any one loan to value of security, exclusive of insured, guaranteed or purchase money mortgage did not exceed 80%. During 2012, the Company did not reduce interest rates on any outstanding mortgages.

3. Fair Values of Financial Instruments

Included in various investment-related line items in the financial statements are certain financial instruments carried at fair value. Other financial instruments are periodically measured at fair value, such as when impaired or, for certain bonds and preferred stocks, when carried at the lower of cost or market.

The Company uses fair value measurements to record the fair value of certain assets and liabilities and to estimate the fair value of financial instruments not recorded at fair value but required to be disclosed at fair value. Certain financial instruments, particularly policyholder liabilities other than investment-type contracts, are excluded from this fair value discussion.

Fair value is defined as the price that would be received to sell an asset or transfer a liability in an orderly transaction between market participants at the measurement date. The Company’s financial assets and liabilities carried at fair value have been classified, for disclosure purposes, based on the following hierarchy that prioritizes inputs to valuation techniques used to measure fair value into three levels. The Company’s policy is to recognize transfers in and transfers out of levels at the end of the reporting period.

•                  Level 1 — Quoted prices (unadjusted) in active markets for identical assets or liabilities. The Company’s Level 1 assets and liabilities primarily include exchange traded equity securities and mutual funds, including those which are part of the Company’s separate account assets.

30

Integrity Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

3. Fair Values of Financial Instruments (continued)

•                  Level 2 — Inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. The Company’s Level 2 assets and liabilities primarily include residential mortgage-backed NAIC 6 securities representing subordinated tranches in securitization trusts containing residential mortgage loans. These securities are currently rated below investment grade. The Company determined fair value through the use of third-party pricing services utilizing market observable inputs.

•                  Level 3 — Significant unobservable inputs for the asset or liability. Prior to 2012, the Company’s Level 3 assets and liabilities primarily included NAIC 6 rated residential mortgage-backed securities representing subordinated tranches in securitization trusts containing residential mortgage loans. These securities were rated below investment grade. To measure fair value, the Company used an internal fair value model to estimate future cash flows and then discounted the expected future cash flows using the current market rates applicable to the coupon rate, credit risk, and weighted-average-life of the investments. The internal fair value model used both market-based data and data specific to the underlying loans of each security in determining assumptions for default probabilities, loss severities and prepayment speeds to determine the estimated future cash flows for each security.

The following discussion describes the valuation methodologies utilized by the Company for assets and liabilities measured or disclosed at fair value. Fair value estimates are made at a specific point in time, based on available market information and judgments about the financial instrument, including discount rates, estimates of timing, amount of expected future cash flows and the credit standing of the issuer. Such estimates do not consider the tax impact of the realization of unrealized gains or losses. For Level 3 investments, the fair value estimates cannot be substantiated by comparison to independent markets. In addition, the disclosed fair value may not be realized in the immediate settlement of the financial instrument. As described below, certain fair values are determined through the use of third-party pricing services. Management does not adjust prices received from third parties; however, we do analyze the third-party pricing services’ valuation methodologies and related inputs and perform additional evaluation to determine the appropriate level within the fair value hierarchy. The Company performs annual due diligence of third-party pricing services, which includes assessing the vendor’s valuation qualifications, control environment, analysis of asset-class specific valuation methodologies and understanding of market observable assumptions and unobservable assumptions, if any, employed in the valuation methodology. Care should be exercised in deriving conclusions about the Company’s business, its value or financial position based on the fair value information of financial instruments presented below.

31

Integrity Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

3. Fair Values of Financial Instruments (continued)

Debt Securities

The fair values of actively traded debt securities and asset/mortgage-backed securities have been determined through the use of third-party pricing services utilizing market observable inputs. Less liquid private placement securities and auction rate securities trading in less liquid or illiquid markets with limited or no pricing information are valued using either broker quotes or by discounting the expected cash flows using current market-consistent rates applicable to the yield, credit quality and maturity of each security.

Equity Securities

The fair values of actively traded equity securities have been determined utilizing publicly quoted prices obtained from third-party pricing services. The fair values of certain equity securities for which no publicly quoted prices are available have been determined through the use of third-party pricing services utilizing market observable inputs. Actively traded mutual funds are valued using the net asset values of the funds.

Mortgage Loans

The fair values for mortgage loans, consisting principally of commercial real estate loans, are estimated using discounted cash flow analyses, at interest rates currently being offered for similar loans collateralized by properties with similar investment risk. The fair values for mortgage loans in default are established at the lower of the fair value of the underlying collateral less costs to sell or the carrying amount of the loan.

Cash, Cash Equivalents and Short-Term Investments

The fair values of cash, cash equivalents and short-term investments are based on quoted market prices.

Derivative Instruments

The fair values of free-standing derivative instruments, primarily call options and credit default swaps, are determined using valuation models incorporating significant unobservable inputs, including projected discounted cash flows, applicable swap curves and implied volatilities.

32

Integrity Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

3. Fair Values of Financial Instruments (continued)

Securities Lending Reinvested Collateral Assets

The fair value of securities lending reinvested collateral assets are from third-party sources utilizing publicly quoted prices.

Other Invested Assets

Other invested assets primarily include surplus debentures for which fair values are determined using quoted market prices consistent with corporate debt securities.

Assets Held in Separate Accounts

Assets held in separate accounts primarily include debt securities, equity securities, mutual funds and mortgage loans. The fair values of these assets have been determined using the same methodologies as similar assets held in the general account.

Life and Annuity Reserves for Investment-Type Contracts and Deposit Fund Liabilities

The fair value of liabilities for investment-type contracts is based on the present value of estimated liability cash flows. Present values reflect the Company’s margin for uncertainty of the timing of liability cash flows. Key assumptions to the cash flow model include the timing of policyholder withdrawals and the level of interest credited to contract balances.

Fair values for insurance reserves are not required to be disclosed. However, the estimated fair values of all insurance reserves and investment contracts are taken into consideration in the Company’s overall management of interest rate risk.

Securities Lending Liability

The liability represents the Company’s obligation to return collateral related to securities lending transactions. The liability is short-term in nature and therefore, the fair value of the obligation approximates the carrying amount.

Separate Account Liabilities

Certain separate account liabilities are classified as investment contracts and are carried at an amount equal to the related separate account assets. Carrying value is a reasonable estimate of the fair value as it represents the exit value as evidenced by withdrawal transactions between contract holders and the Company.

33

Integrity Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

3. Fair Values of Financial Instruments (continued)

Assets and liabilities measured at fair value on a recurring basis are outlined below:

	Assets/
	(Liabilities)
	Measured at	Fair Value Hierarchy Level
	Fair Value	Level 1	Level 2	Level 3
	(In Thousands)
At December 31, 2012
Assets:
Commercial mortgage-backed securities	$24	$—	$—	$24
Residential mortgage-backed securities	13,791	—	13,791	—
Common stocks, unaffiliated	170,538	170,538	—	—
Common stocks, mutual funds	1,500	1,500	—	—
Separate account assets*	586,153	580,860	5,293	—
Total assets	$772,006	$752,898	$19,084	$24

Liabilities:
Derivatives	$(49)	$—	$—	$(49)

At December 31, 2011
Assets:
Commercial mortgage-backed securities	$27	$—	$—	$27
Residential mortgage-backed securities	8,238	—	—	8,238
Common stocks, unaffiliated	156,815	156,815	—	—
Separate account assets*	546,247	540,221	—	6,026
Total assets	$711,327	$697,036	$—	$14,291

Liabilities:
Derivatives	$(137)	$—	$—	$(137)

*     Separate account assets measured at fair value in this table do not include assets backing market value adjusted annuities, which are held at amortized cost, with the exception of securities rated NAIC 6 where the security’s fair value is below amortized cost.

There were no significant transfers between Level 1 and Level 2 of the fair value hierarchy.

34

Integrity Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

3. Fair Values of Financial Instruments (continued)

The reconciliation for all assets and liabilities measured at fair value on a recurring basis using significant unobservable inputs (Level 3) for the year ended December 31, 2012, is as follows:

	Beginning Asset/ (Liability) as of	Total Realized/Unrealized Gains (Losses) Included in:		Purchases, Sales, Issuances	Transfers	Transfers	Ending Asset/ (Liability) as of
	January 1, 2012	Net Income	Surplus	and Settlements	Into Level 3*	Out of Level 3*	December 31, 2012
	(In Thousands)
Assets:
Commercial mortgage-backed securities	$27	$—	$10	$(13)	$—	$—	$24
Residential mortgage-backed securities	8,238	(1,089)	605	(1,268)	—	(6,486)	—
Separate account assets	6,026	1,255	—	(1,163)	—	(6,118)	—
Total assets	$14,291	$166	$615	$(2,444)	$—	$(12,604)	$24

Liabilities:
Derivatives	$(137)	$385	$(95)	$(202)	$—	$—	$(49)

*           Transfers out of Level 3 are due to securities no longer having an NAIC 6 rating or the price source has changed to using a third-party pricing service utilizing market observable inputs.

The gross purchases, issuances, sales and settlements included in the reconciliation for all assets and liabilities measured at fair value on a recurring basis using significant unobservable inputs (Level 3) for the year ended December 31, 2012, is as follows:

	Purchases	Issuances	Sales	Settlements	Net Purchases, Issuances, Sales and Settlements
	(In Thousands)
Commercial mortgage-backed securities	$—	$—	$—	$(13)	$(13)
Residential mortgage-backed securities	—	—	—	(1,268)	(1,268)
Separate account assets	—	—	—	(1,163)	(1,163)
Derivative liabilities	—	(964)	—	762	(202)
Total	$—	$(964)	$—	$(1,682)	$(2,646)

35

Integrity Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

3. Fair Values of Financial Instruments (continued)

The reconciliation for all assets and liabilities measured at fair value on a recurring basis using significant unobservable inputs (Level 3) for the year ended December 31, 2011, is as follows:

	Beginning Asset/ (Liability) as of	Total Realized/Unrealized Gains (Losses) Included in:		Purchases, Sales, Issuances	Transfers	Transfers	Ending Asset/ (Liability) as of
	January 1, 2011	Net Income	Surplus	and Settlements	Into Level 3*	Out of Level 3*	December 31, 2011
	(In Thousands)
Assets:
Commercial mortgage-backed securities	$—	$—	$—	$—	$27	$—	$27
Residential mortgage-backed securities	5,945	(2,474)	1,032	(410)	5,101	(956)	8,238
Separate account assets	675	(610)	292	(238)	5,907	—	6,026
Total assets	$6,620	$(3,084)	$1,324	$(648)	$11,035	$(956)	$14,291

Liabilities:
Derivatives	$(3)	$49	$94	$(277)	$—	$—	$(137)

The gross purchases, issuances, sales and settlements included in the reconciliation for all assets and liabilities measured at fair value on a recurring basis using significant unobservable inputs (Level 3) for the year ended December 31, 2011, is as follows:

	Purchases	Issuances	Sales	Settlements	Net Purchases, Issuances, Sales and Settlements
	(In Thousands)
Commercial mortgage-backed securities	$—	$—	$—	$—	$—
Residential mortgage-backed securities	—	—	(38)	(372)	(410)
Separate account assets	—	(28)	—	(210)	(238)
Derivative liabilities	—	(409)	—	132	(277)
Total	$—	$(437)	$(38)	$(450)	$(925)

The Company did not have any significant assets or liabilities measured at fair value on a nonrecurring basis as of December 31, 2012 and 2011.

36

Integrity Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

3. Fair Values of Financial Instruments (continued)

The carrying amounts and fair values of the Company’s significant financial instruments follow.

	December 31, 2012					December 31, 2011
	Carrying Amount	Fair Value	(Level 1)	(Level 2)	(Level 3)	Carrying Amount	Fair Value
	(In Thousands)
Assets:
Bonds	$2,562,985	$2,844,561	$29,691	$2,561,433	$253,438	$2,451,629	$2,643,185
Common stock:
Unaffiliated	170,538	170,538	170,538	—	—	156,815	156,815
Mutual funds	1,500	1,500	1,500	—	—	—	—
Preferred stock	—	—	—	—	—	—	—
Mortgage loans	43,730	49,324	—	—	49,324	44,342	48,491
Cash, cash equivalents and short-term investments	61,235	61,235	61,235	—	—	106,300	106,300
Other invested assets, surplus notes	6,111	7,723	—	7,723	—	6,113	7,324
Securities lending reinvested collateral assets	15,086	15,321	15,321	—	—	18,128	18,398
Separate acct. assets	2,553,104	2,729,508	589,783	1,988,445	151,280	2,593,481	2,732,469

Liabilities:
Life and annuity reserves for investment-type contracts and deposit fund liabilities	$1,293,082	$1,478,372	$—	$—	$1,478,372	$1,310,454	$1,515,418
Derivative liabilities	49	49	—	—	49	137	137
Securities lending liability	89,827	89,827	—	—	89,827	123,035	123,035
Separate acct. liabilities*	1,922,662	2,156,780	—	—	2,156,780	1,958,907	2,228,203

*       Variable annuity contracts are considered insurance contracts and therefore, are not included in separate account liabilities for purposes of this disclosure.

4. Related-Party Transactions

Western and Southern, Fort Washington and IFS Financial Services, Inc. (IFS) perform certain administrative and special services for the Company to assist with its business operations. These services include tax compliance and reporting, payroll functions, administrative support services, investment functions, policyholder services, accounting and auditing, underwriting, marketing and product development, functional support services and personnel functions. During 2012, the Company paid $10.7 million, $2.2 million and $4.3 million to Western and Southern, Fort Washington, and IFS, respectively. During 2011, the Company paid $11.0 million, $2.1 million and $7.4 million to Western and Southern, Fort Washington, and IFS, respectively. During 2010,

37

Integrity Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

4. Related-Party Transactions (continued)

the Company paid $10.2 million, $1.9 million and $8.6 million to Western and Southern, Fort Washington, and IFS, respectively. The charges for services are considered reasonable and in accordance with the requirements of applicable insurance law and regulations.

The Company has entered into a reinsurance agreement with Western and Southern. See Note 5 for a further description.

5. Reinsurance

Certain premiums and benefits are assumed from and ceded to other insurance companies under various reinsurance agreements. The ceded insurance agreements provide the Company with increased capacity to write larger risks and maintain its exposure to loss within its capital resources.

The Company has a modified coinsurance agreement with Western and Southern, whereby the Company cedes structured settlements, guaranteed rate option annuities, and accumulation products written before July 1, 2002. Under the terms of the agreement, the Company retains the reserves and the related assets of this business.

The effect of reinsurance on premiums, annuity considerations and deposit-type funds is as follows for the years ended December 31:

	2012	2011	2010
	(In Thousands)

Direct premiums	$307,072	$355,884	$391,689
Assumed premiums:
Affiliates	—	—	—
Nonaffiliates	109	120	149
Ceded premiums:
Affiliates	(4,523)	(3,292)	(1,907)
Nonaffiliates	(485)	(520)	(517)
Net premiums	$302,173	$352,192	$389,414

38

Integrity Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

5. Reinsurance (continued)

The Company’s ceded reinsurance arrangements reduced other certain items in the accompanying financial statements by the following amounts as of and for the years ended December 31:

	2012	2011	2010
	(In Thousands)
Benefits paid or provided:
Affiliates	$113,651	$127,852	$91,342
Nonaffiliates	1,313	2,578	3,052
Policy and contract liabilities:
Affiliates	—	—	—
Nonaffiliates	8,436	9,822	10,793
Amounts receivable on reinsurance contracts:
Affiliates	11,226	12,071	15,156
Nonaffiliates	628	251	(375)

In 2012, 2011 and 2010, the Company did not commute any ceded reinsurance nor did it enter into or engage in any agreement that reinsures policies or contracts that were in-force or had existing reserves as of the effective date of such agreements.

At December 31, 2012, the Company has no reserves ceded to unauthorized reinsurers. Amounts payable or recoverable for reinsurance on policy and contract liabilities are not subject to periodic or maximum limits. At December 31, 2012, the Company’s reinsurance recoverables are not material and no individual reinsurer owed the Company an amount that was equal to or greater than 3% of the Company’s capital and surplus.

Other than as described above, neither the Company nor any of its related parties control, directly or indirectly, any reinsurers with whom the Company conducts business. No policies issued by the Company have been reinsured with a foreign company, which is controlled, either directly or indirectly, by a party not primarily engaged in the business of insurance. The Company does not have any reinsurance agreements in effect under which the reinsurer may unilaterally cancel the agreement. At December 31, 2012, there are no reinsurance agreements in effect such that the amount of losses paid or accrued exceed the total direct premium collected. The Company remains obligated for amounts ceded in the event that the reinsurers do not meet their obligations.

There would be no reduction in surplus at December 31, 2012 if all reinsurance agreements were cancelled.

39

Integrity Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

6. Federal Income Taxes

The Company is included in the consolidated federal income tax return of Western and Southern. The Company had a payable to Western and Southern in the amount of $3.7 million and $1.2 million at December 31, 2012 and 2011, respectively. The tax years of 2011, 2010, 2009 and 2008 remain subject to examination by major tax jurisdictions.

The amount of federal income taxes incurred that will be available for recoupment at December 31, 2012, in the event of future net losses is $13.6 million, $19.0 million, and $26.2 million from 2012, 2011 and 2010, respectively.

The components of net deferred tax asset/(liability) at December 31 are as follows:

		12/31/2012 (in thousands)
				(3)
		(1)	(2)	(Col 1+2)
		Ordinary	Capital	Total

(a)	Gross deferred tax assets	$58,814	$6,035	$64,849
(b)	Statutory valuation allowance adjustments	—	—	—
(c)	Adjusted gross deferred tax assets (a – b)	58,814	6,035	64,849
(d)	Deferred tax assets nonadmitted	12,915	—	12,915
(e)	Subtotal net admitted deferred tax assets (c – d)	45,899	6,035	51,934
(f)	Deferred tax liabilities	10,286	18,767	29,053
(g)	Net admitted deferred tax asset/(net deferred tax liability) (e – f)	$35,613	$(12,732)	$22,881

		12/31/2011 (in thousands)
				(6)
		(4)	(5)	(Col 4+5)
		Ordinary	Capital	Total

(a)	Gross deferred tax assets	$60,596	$6,847	$67,443
(b)	Statutory valuation allowance adjustments	—	—	—
(c)	Adjusted gross deferred tax assets (a – b)	60,596	6,847	67,443
(d)	Deferred tax assets nonadmitted	23,463	—	23,463
(e)	Subtotal net admitted deferred tax assets (c – d)	37,133	6,847	43,980
(f)	Deferred tax liabilities	5,093	16,102	21,195
(g)	Net admitted deferred tax asset/(net deferred tax liability) (e – f)	$32,040	$(9,255)	$22,785

40

Integrity Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

6. Federal Income Taxes (continued)

		Change (in thousands)
		(7)	(8)	(9)
		(Col 1-4)	(Col 2-5)	(Col 7+8)
Change:		Ordinary	Capital	Total

(a)	Gross deferred tax assets	$(1,782)	$(812)	$(2,594)
(b)	Statutory valuation allowance adjustments	—	—	—
(c)	Adjusted gross deferred tax assets (a – b)	(1,782)	(812)	(2,594)
(d)	Deferred tax assets nonadmitted	(10,548)	—	(10,548)
(e)	Subtotal net admitted deferred tax assets (c – d)	8,766	(812)	7,954
(f)	Deferred tax liabilities	5,193	2,665	7,858
(g)	Net admitted deferred tax asset/(net deferred tax liability) (e – f)	$3,573	$(3,477)	$96

			12/31/2012 (in thousands)
					(3)
			(1)	(2)	(Col 1+2)
			Ordinary	Capital	Total

Admission Calculation Components SSAP No. 101

(a)	Federal income taxes paid in prior years recoverable through loss carrybacks		$16,846	$6,035	$22,881
(b)	Adjusted gross deferred tax assets expected to be realized (excluding the amount of deferred tax assets from (a) above after application of the threshold limitation (the lesser of (b)1 and (b)2 below)		—	—	—
	1.	Adjusted gross deferred tax assets expected to be realized following the balance sheet date.	—	—	—
	2.	Adjusted gross deferred tax assets allowed per limitation threshold.	XXX	XXX	86,791
(c)	Adjusted gross deferred tax assets (excluding the amount of deferred tax assets from (a) and (b) above) offset by gross deferred tax liabilities		29,053	—	29,053
(d)	Deferred tax assets admitted as the result of application of SSAP No. 101
	Total ((a) + (b) + (c))		$45,899	$6,035	$51,934

41

Integrity Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

6. Federal Income Taxes (continued)

			12/31/2011 (in thousands)
					(6)
			(4)	(5)	(Col 4+5)
			Ordinary	Capital	Total

(a)	Federal income taxes paid in prior years recoverable through loss carrybacks		$15,939	$6,847	$22,786
(b)	Adjusted gross deferred tax assets expected to be realized (excluding the amount of deferred tax assets from (a) above after application of the threshold limitation (the lesser of (b)1 and (b)2 below)		—	—	—
	1.	Adjusted gross deferred tax assets expected to be realized following the balance sheet date.	—	—	—
	2.	Adjusted gross deferred tax assets allowed per limitation threshold.	XXX	XXX	77,461
(c)	Adjusted gross deferred tax assets (excluding the amount of deferred tax assets from (a) and (b) above) offset by gross deferred tax liabilities		21,194	—	21,194
(d)	Deferred tax assets admitted as the result of application of SSAP No. 101
	Total ((a) +2(b) +2(c))		$37,133	$6,847	$43,980

			Change (in thousands)
			(7)	(8)	(9)
			(Col 1-4)	(Col 2-5)	(Col 7+8)
			Ordinary	Capital	Total

(a)	Federal income taxes paid in prior years recoverable through loss carrybacks		$908	$(812)	$96
(b)	Adjusted gross deferred tax assets expected to be realized (excluding the amount of deferred tax assets from (a) above after application of the threshold limitation. (the lesser of (b)1 and (b)2 below)		—	—	—
	1.	Adjusted gross deferred tax assets expected to be realized following the balance sheet date.	—	—	—
	2.	Adjusted gross deferred tax assets allowed per limitation threshold.	XXX	XXX	9,329
(c)	Adjusted gross deferred tax assets (excluding the amount of deferred tax assets from (a) and (b) above) offset by gross deferred tax liabilities		7,858	—	7,858
(d)	Deferred tax assets admitted as the result of application of SSAP No. 101
	Total ((a) +2(b) + (c))		$8,766	$(812)	$7,954

42

Integrity Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

6. Federal Income Taxes (continued)

		2012	2011
(a)	Ratio percentage used to determine recovery period and threshold limitation amount	852%	735%
(b)	Amount of adjusted capital and surplus used to determine recovery period and threshold limitation in 2(b)2 above	$86,791	$77,461

		12/31/2012
				(3)
		(1)	(2)	(Col 1+2)
		Ordinary	Capital	Total
		Percent	Percent	Percent
Impact of tax planning strategies:

(a)	Adjusted gross DTA (% of total adjusted gross DTAs)	4.63%	9.31%	13.94%
(b)	Net admitted adjusted gross DTAs (% of total net admitted adjusted gross DTAs)	5.78%	11.62%	17.40%

		12/31/2011
				(6)
		(4)	(5)	(Col 4+5)
		Ordinary	Capital	Total
		Percent	Percent	Percent

Impact of tax planning strategies:

(a)	Adjusted gross DTA (% of total adjusted gross DTAs)	7.41%	10.15%	17.56%
(b)	Net admitted adjusted gross DTAs (% of total net admitted adjusted gross DTAs)	11.37%	15.57%	26.94%

		Change
				(9)
		(7)	(8)	(Col 7+8)
		Ordinary	Capital	Total
		Percent	Percent	Percent

Impact of tax planning strategies:

(a)	Adjusted gross DTA (% of total adjusted gross DTAs)	(2.78)%	(0.84)%	(3.62)%
(b)	Net admitted adjusted gross DTAs (% of total net admitted adjusted gross DTAs)	(5.59)%	(3.95)%	(9.54)%

43

Integrity Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

6. Federal Income Taxes (continued)

Current income taxes incurred consist of the following major components:

			2012	2011	2010
			(in thousands)

(1)	Current income tax

	(a)	Federal	$10,734	$7,508	$19,115
	(b)	Foreign	29	—	—
	(c)	Subtotal	10,763	7,508	19,115
	(d)	Federal income tax on net capital gains	747	10,213	4,359
	(e)	Utilization of capital loss carryforwards	—	—	—
	(f)	Other	(3,886)	113	(4,077)
	(g)	Federal and foreign income taxes incurred	$7,624	$17,834	$19,397

				2012	2011	Change
				(in thousands)

(2)	Deferred tax assets

	(a)	Ordinary:
		(1)	Discounting of unpaid losses	$—	$—	$—
		(2)	Unearned premium revenue	—	—	—
		(3)	Policyholder reserves	43,564	42,132	1,432
		(4)	Investments	7,039	7,036	3
		(5)	Deferred acquisition costs	7,663	8,151	(488)
		(6)	Policyholder dividends accrual	—	—	—
		(7)	Fixed assets	—	—	—
		(8)	Compensation and benefits accrual	—	—	—
		(9)	Pension accrual	—	—	—
		(10)	Receivables — nonadmitted	—	—	—
		(11)	Net operating loss carryforward	—	—	—
		(12)	Tax credit carryforward	—	2,345	(2,345)
		(13)	Other	548	932	(384)
		(14)	Subtotal	58,814	60,596	(1,782)
	(b)	Statutory valuation allowance adjustment		—	—	—
	(c)	Nonadmitted		12,915	23,463	(10,548)
	(d)	Admitted ordinary deferred tax assets (2a14 – 2b – 2c)		45,899	37,133	8,766
	(e)	Capital:
		(1)	Investments	6,035	6,847	(812)
		(2)	Net capital loss carryforward	—	—	—
		(3)	Real estate	—	—	—
		(4)	Other	—	—	—
		(5)	Subtotal	6,035	6,847	(812)
	(f)	Statutory valuation allowance adjustment		—	—	—
	(g)	Nonadmitted		—	—	—
	(h)	Admitted capital deferred tax assets (2e5 – 2f – 2g)		6,035	6,847	(812)
	(i)	Admitted deferred tax assets (2d + 2h)		$51,934	$43,980	$7,954

44

Integrity Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

6. Federal Income Taxes (continued)

				2012	2011	Change
				(in thousands)

(3)	Deferred tax liabilities

	(a)	Ordinary:
		(1)	Investments	$7,986	$3,130	$4,856
		(2)	Fixed assets	—	—	—
		(3)	Deferred and uncollected premium	—	—	—
		(4)	Policyholder reserves	2,255	1,925	330
		(5)	Other	45	38	7
		(6)	Subtotal	10,286	5,093	5,193
	(b)	Capital:
		(1)	Investments	18,767	16,102	2,665
		(2)	Real estate	—	—	—
		(3)	Other	—	—	—
		(4)	Subtotal	18,767	16,101	2,665
	(c)	Deferred tax liabilities (3a6 + 3b4)		$29,053	$21,195	$7,858

(4)	Net deferred tax assets (liabilities) (2i – 3c)			$22,881	$22,785	$96

Among the more significant book to tax adjustments were the following:

	2012	Effective Tax Rate	2011	Effective Tax Rate	2010	Effective Tax Rate

Provision computed at statutory rate	$13,923	35.00%	$12,173	35.00%	$21,359	35.00%
Dividend received deduction	(1,024)	(2.57)	(770)	(2.22)	(276)	(0.45)
Tax credits	(2,610)	(6.56)	(64)	(0.18)	(52)	(0.08)
Other invested assets	—	0.00	—	0.00	(1,546)	(2.53)
Change in reserve valuation basis	—	0.00	—	0.00	(7,221)	(11.83)
Other	3,303	8.30	500	1.44	546	0.88
Total statutory income taxes	$13,593	34.17%	$11,839	34.04%	$12,810	20.99%

Federal and foreign income taxes incurred	$6,878	17.29%	$7,621	21.91%	$15,038	24.64%
Change in net deferred income taxes*	6,715	16.88	4,218	12.13	(2,228)	3.65
Total statutory income taxes	$13,593	34.17%	$11,839	34.04%	$12,810	20.99%

*     Excludes change in net deferred income taxes on realized gains/losses of $139 and $(6,275) for the years ended December 31, 2012 and 2011, respectively.

At December 31, 2012, the Company had $0 of operating loss carryforwards.

As of December 31, 2012 and December 31, 2011, the Company had a balance of $1.7 million and $1.7 million, respectively, in its policyholder surplus account under the provisions of the Internal Revenue Code. This amount could become taxable to the extent that future shareholder dividends are paid from this account.

45

Integrity Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

7. Capital and Surplus

The Company is required by statutory regulations to meet minimum risk-based capital standards. Risk-based capital is a method of measuring the minimum amount of capital appropriate for an insurance company to support its overall business operations in consideration of its size and risk profile. At December 31, 2012 and 2011, the Company exceeded the minimum risk-based capital.

Ohio insurance law limits the amount of dividends that can be paid to a parent in a holding company structure without prior approval of the regulators to the greater of 10% of statutory surplus or statutory net income as of the preceding December 31 less any dividends paid in the preceding 12 months, but only to the extent of earned surplus as of the preceding December 31. Based on these limitations, the Company may not pay any dividends during 2013 without prior approval.

8. Commitments and Contingencies

The Company is named as a defendant in various legal actions arising principally from claims made under insurance policies and contracts. The Company believes the resolution of these actions will not have a material effect on the Company’s financial position or results of operations.

The Company is currently being audited on behalf of multiple states’ treasury and controllers’ offices regarding laws and regulations concerning the identification, reporting and escheatment of unclaimed contract benefits or abandoned funds. The audits focus on identifying unreported death claims, matured annuities and retained asset accounts, and the use of the Social Security Death Master File to identify deceased insurance policy, annuity contract, and retained asset account holders. In addition, the Company is the subject of multistate regulatory inquiries and examinations with a similar focus on processes and procedures for identifying deceased insurance policy, annuity contract, and retained asset account holders and contacting beneficiaries. The audits and related examination activity may result in outreach and payments to beneficiaries, escheatment of funds deemed abandoned under state laws, accelerated escheatment of funds deemed abandoned pursuant to agreements with regulators, administrative contributions, interest, and/or penalties, and changes in our procedures for the identification of unreported claims and handling of escheatable property. The amount of loss, if any, that the Company may ultimately recognize as a result of these audits and related examinations cannot be reasonably estimated.

46

Integrity Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

8. Commitments and Contingencies (continued)

At December 31, 2012, the Company does not have any material lease agreements for office space or equipment.

At December 31, 2012, the Company has future commitments to provide additional capital contributions of $38.6 million to private equity joint ventures, limited partnerships and limited liability companies.

9. Annuity Reserves and Deposit-Type Contract Liabilities

At December 31, 2012, the Company’s general and separate account annuity reserves and deposit-type contract liabilities that are subject to discretionary withdrawal (with adjustment), subject to discretionary withdrawal (without adjustment), and not subject to discretionary withdrawal provisions are summarized as follows:

	General Account	Separate Account With Guarantees	Separate Account Non- guaranteed	Total	Percent
	(In Thousands)
Subject to discretionary withdrawal:
With fair value adjustment	$382	$1,556,064	$—	$1,556,446	32.0%
At book value less current surrender charge of 5% or more	204,123	366,598	—	570,721	11.7
At fair value	—	—	564,033	564,033	11.6
Total with adjustment or at market value	204,505	1,922,662	564,033	2,691,200	55.3
Subject to discretionary withdrawal at book value without adjustment (minimal or no charge or adjustment)	794,772	—	—	794,772	16.3
Not subject to discretionary withdrawal	1,378,230	—	—	1,378,230	28.4
Total annuity reserves and deposit-type contract liabilities (before reinsurance)	2,377,507	1,922,662	564,033	4,864,202	100.0%
Less reinsurance ceded	8,155	—	—	8,155
Net annuity reserves and deposit-type contract liabilities	$2,369,352	$1,922,662	$564,033	$4,856,047

47

Integrity Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

9. Annuity Reserves and Deposit-Type Contract Liabilities (continued)

Interest rate changes may have temporary effects on the sale and profitability of annuity products offered by the Company. Although the rates offered by the Company are adjustable in the long-term, in the short-term they may be subject to contractual and competitive restrictions which may prevent timely adjustment. The Company’s management constantly monitors interest rates with respect to a spectrum of product durations and sells annuities that permit flexible responses to interest rate changes as part of the Company’s management of interest spreads. However, adverse changes in investment yields on invested assets will affect the earnings on those products with a guaranteed return.

10. Separate Accounts

The Company’s guaranteed separate accounts consist of non-indexed, guaranteed rate options that include a market value adjustment and systematic transfer options. The guaranteed rate options are sold as fixed annuity products or as an investment option within the Company’s variable annuity products. The guaranteed rate and systematic transfer options carry a minimum interest guarantee based on the guarantee period selected by the policyholder. The fixed annuity products currently offered provide a death benefit equal to the account value, with one product offering an optional death benefit ranging from 25% to 40% of the gain in the contract. The fixed investment options currently offered within the Company’s variable annuity products provide the death benefits listed below for variable annuities.

The Company’s nonguaranteed separate accounts consist of variable annuities. The net investment experience of variable annuities is credited directly to the policyholder and can be positive or negative. Variable annuities include guaranteed minimum death benefits that vary by product and include optional death benefits available on some products. The death benefits currently offered by the Company include the following: account value, return of premium paid, a death benefit that is adjusted after seven years to the current account value, a death benefit that is adjusted periodically to the current account value, and an additional death benefit ranging from 25% to 40% of the gain in the contract. Some variable annuities also provide a guaranteed minimum withdrawal benefit or guaranteed minimum accumulation benefit.

As of December 31, 2012, the Company’s general account had a maximum guarantee for separate account liabilities of $23.2 million. To compensate the general account for the risk taken, the separate accounts paid risk charges of $0.9 million and $0.4 million in 2012 and 2011, respectively. The Company’s general account paid $0.9 million and $0.6 million towards separate account guarantees in 2012 and 2011, respectively.

48

Integrity Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

10. Separate Accounts (continued)

Information regarding the separate accounts of the Company as of and for the year ended December 31, 2012 is as follows:

	Separate Accounts With Guarantees
	Nonindexed Guaranteed Less Than/ Equal to 4%	Nonindexed Guaranteed More Than 4%	Nonguaranteed Separate Accounts	Total
	(In Thousands)

Premiums, considerations or deposits	$102,812	$3,104	$52,577	$158,493

Reserves for separate accounts with assets at:
Fair value	$—	$—	$571,277	$571,277
Amortized cost	1,014,379	908,282	—	1,922,661
Total reserves	$1,014,379	$908,282	$571,277	$2,493,938

Reserves for separate accounts by withdrawal characteristics:
Subject to discretionary withdrawal:
With fair value adjustment	$856,368	$699,695	$—	$1,556,063
At book value without fair value adjustment and with current surrender charge of 5% or more	158,011	208,587	—	366,598
At fair value	—	—	571,277	571,277
At book value without fair value adjustment and with current surrender charge of less than 5%	—	—	—	—
Subtotal	1,014,379	908,282	571,277	2,493,938
Not subject to discretionary withdrawal	—	—	—	—
Total separate accounts reserves	$1,014,379	$908,282	$571,277	$2,493,938

49

Integrity Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

10. Separate Accounts (continued)

A reconciliation of the amounts transferred to and from the separate accounts for the year ended December 31, 2012 is presented below:

2012
(In Thousands)
Transfers as reported in the Summary of Operations of the Separate Accounts Statement:
Transfers to separate accounts	$158,493
Transfers from separate accounts	332,054
Net transfers to (from) separate accounts	(173,561)

Reconciling adjustments:
Policy deductions and other expenses	919
Other changes in surplus in Separate Account Statement	1,143
Other account adjustments	2,873
Transfers as reported in the Summary of Operations of the Company	$(168,626)

50

Financial Statement Schedules (Statutory-Basis)

Integrity Life Insurance Company

Summary of Investments — Other Than Investments in Related Parties

December 31, 2012

(In Thousands)

Schedule I

			Amount at Which
		Market	Shown in the
Type of Investment	Cost (1)	Value	Balance Sheet

Debt securities
Bonds:
United States government and government agencies and authorities	$61,253	$62,645	$61,253
States, municipalities and political subdivisions	420,037	443,310	420,037
Foreign governments	54,320	57,427	54,320
All other corporate bonds	2,027,375	2,281,179	2,027,375
Total fixed maturities	2,562,985	2,844,561	2,562,985

Equity securities
Common stocks:
Industrial, miscellaneous and all other	129,930	172,038	172,038

Mortgage loans on real estate	43,730		43,730
Policy loans	119,014		119,014
Other long-term investments	63,375		63,375
Cash, cash equivalents and short-term investments	75,490		75,490
Total investments	$2,994,524		$3,036,632

(1) Original cost of equity securities and, as to fixed maturities, original cost reduced by repayments and adjusted for amortization of premiums or accrual discounts.

51

Integrity Life Insurance Company

Supplementary Insurance Information

(In Thousands)

Schedule III

	Future Policy Benefits and Expenses	Unearned Premiums	Policy and Contract Liabilities	Premium Revenue	Net Investment Income*	Benefits, Claims Losses and Settlement Expenses	Other Operating Expenses*	Premiums Written

Year ended December 31, 2012
Individual life	$265,408	$—	$4	$6,382	$26,498	$11,932	$1,005
Individual health	—	—	—	—	—	—	—	$—
Group life and health	13,149	—	—	—	735	(484)	49	—
Annuity	2,043,194	—	105	301,712	119,899	445,730	14,369
	$2,321,751	$—	$109	$308,094	$147,132	$457,178	$15,423

Year ended December 31, 2011
Individual life	$272,880	$—	$4	$4,521	$27,148	$16,079	$1,196
Individual health	—	—	—	—	—	—	—	$—
Group life and health	14,659	—	—	—	845	(439)	58	—
Annuity	1,977,557	—	127	351,698	120,480	428,157	17,030
	$2,265,096	$—	$131	$356,219	$148,473	$443,797	$18,284

Year ended December 31, 2010
Individual life	$270,190	$—	$4	$6,293	$26,285	$18,610	$1,384
Individual health	—	—	—	—	—	—	—	$—
Group life and health	16,113	—	—	—	871	(706)	68	—
Annuity	1,887,296	—	124	388,859	116,165	492,267	19,746
	$2,173,599	$—	$128	$395,152	$143,321	$510,171	$21,198

*Allocations of net investment income and other operating expenses are based on a number of assumptions and estimates, and the results would change if different methods were applied.

52

Integrity Life Insurance Company

Reinsurance

(In Thousands)

Schedule IV

					Percentage
		Ceded to	Assumed		of Amount
	Gross	Other	From Other	Net	Assumed
	Amount	Companies	Companies	Amount	to Net

Year ended December 31, 2012
Life insurance in force	$438,389	$219,350	$26,804	$245,843	11%
Premiums:
Individual life	$6,651	$378	$109	$6,382	2%
Individual health	—	—	—	—	—
Group life and health	—	—	—	—	—
Annuity	306,342	4,630	—	301,712	0%
	$312,993	$5,008	$109	$308,094	0%

Year ended December 31, 2011
Life insurance in force	$465,010	$232,764	$28,756	$261,002	11%
Premiums:
Individual life	$4,806	$405	$120	$4,521	3%
Individual health	—	—	—	—	—
Group life and health	—	—	—	—	—
Annuity	355,105	3,407	—	351,698	0%
	$359,911	$3,812	$120	$356,219	0%

Year ended December 31, 2010
Life insurance in force	$486,562	$243,066	$30,656	$274,152	11%
Premiums:
Individual life	$6,536	$392	$149	$6,293	2%
Individual health	—	—	—	—	—
Group life and health	—	—	—	—	—
Annuity	390,891	2,032	—	388,859	0%
	$397,427	$2,424	$149	$395,152	0%

53

STATUTORY-BASIS FINANCIAL STATEMENTS AND SCHEDULES

The Western and Southern Life Insurance Company
Years Ended December 31, 2012, 2011 and 2010
With Report of Independent Registered Public
Accounting Firm

The Western and Southern Life Insurance Company

Statutory-Basis Financial Statements and Schedules

Years Ended December 31, 2012, 2011 and 2010

Report of Independent Registered Public Accounting Firm

The Board of Directors

The Western and Southern Life Insurance Company

We have audited the accompanying statutory-basis balance sheets of The Western and Southern Life Insurance Company (the Company) as of December 31, 2012 and 2011, and the related statutory-basis statements of operations, changes in capital and surplus, and cash flow for each of the three years in the period ended December 31, 2012. Our audits also included the statutory-basis financial statement schedules listed in the contents page. These financial statements and schedules are the responsibility of the Company’s management. Our responsibility is to express an opinion on these financial statements and schedules based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of the Company’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

As described in Note 1 to the financial statements, the Company presents its financial statements in conformity with accounting practices prescribed or permitted by the Ohio Department of Insurance, which practices differ from U.S. generally accepted accounting principles. The variances between such practices and U.S. generally accepted accounting principles and the effects on the accompanying financial statements are also described in Note 1.

In our opinion, because of the effects of the matter described in the preceding paragraph, the financial statements referred to above do not present fairly, in conformity with U.S. generally accepted accounting principles, the financial position of The Western and Southern Life Insurance Company at December 31, 2012 and 2011, or the results of its operations or its cash flows for each of the three years in the period ended December 31, 2012.

1

However, in our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of The Western and Southern Life Insurance Company at December 31, 2012 and 2011, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2012, in conformity with accounting practices prescribed or permitted by the Ohio Department of Insurance. Also, in our opinion, the related financial statement schedules, when considered in relation to the basic statutory-basis financial statements taken as a whole, present fairly in all material respects the information set forth therein.

As described in Note 1 to the financial statements, in 2010, the Company changed the valuation bases for its statutory reserves for certain insurance products.

/s/ Ernst & Young LLP

Cincinnati, Ohio

April 24, 2013

2

The Western and Southern Life Insurance Company

Balance Sheets (Statutory-Basis)

	December 31
	2012	2011
	(In Thousands)
Admitted assets
Cash and invested assets:
Debt securities	$3,385,055	$3,361,925
Preferred and common stocks	1,127,726	968,793
Investments in common stocks of subsidiaries	1,840,188	1,755,449
Mortgage loans	31,793	37,631
Policy loans	175,190	173,728
Real estate:
Properties held for the production of income	3,249	3,320
Properties occupied by the Company	27,386	28,027
Properties held for sale	424	429
Cash, cash equivalents and short-term investments	118,438	261,501
Receivable for securities	3,386	1,520
Securities lending reinvested collateral assets	21,522	20,198
Other invested assets	808,022	703,419
Total cash and invested assets	7,542,379	7,315,940

Investment income due and accrued	42,407	43,127
Premiums deferred and uncollected	53,800	55,231
Current federal income taxes recoverable	15,082	—
Net deferred income tax asset	75,635	70,088
Receivables from parent, subsidiaries and affiliates	52,897	33,818
Other admitted assets	24,974	40,677
Separate account assets	805,137	757,365
Total admitted assets	$8,612,311	$8,316,246

Liabilities and capital and surplus
Liabilities:
Policy and contract liabilities:
Life and annuity reserves	$2,640,979	$2,621,759
Accident and health reserves	217,500	218,463
Liability for deposit-type contracts	254,300	254,728
Policy and contract claims	64,242	47,625
Dividends payable to policyholders	41,007	41,093
Premiums received in advance	4,778	4,966
Total policy and contract liabilities	3,222,806	3,188,634

General expense due and accrued	11,104	12,208
Current federal income taxes payable	—	5,942
Asset valuation reserve	237,904	209,626
Interest maintenance reserve	40,426	38,750
Other liabilities	228,715	181,083
Liability for postretirement benefits other than pensions	229,366	229,101
Derivatives	1,098	693
Payable for securities lending	107,218	138,287
Separate account liabilities	805,137	757,365
Total liabilities	4,883,774	4,761,689

Capital and surplus:
Common stock, $1 par value, authorized 1,000 shares, issued and outstanding 1,000 shares	1,000	1,000
Paid-in surplus	55,003	25,003
Accumulated surplus	3,672,534	3,528,554
Total capital and surplus	3,728,537	3,554,557
Total liabilities and capital and surplus	$8,612,311	$8,316,246

See accompanying notes.

3

The Western and Southern Life Insurance Company

Statements of Operations (Statutory-Basis)

	Year Ended December 31
	2012	2011	2010
	(In Thousands)
Premiums and other revenues:
Premiums and annuity considerations	$279,169	$280,357	$286,128
Net investment income	279,174	442,613	301,204
Considerations for supplementary contracts with life contingencies	—	12	127
Amortization of the interest maintenance reserve	3,269	3,417	3,653
Commissions and expenses on reinsurance ceded	272	298	332
Other revenues	1,413	147	2,168
Total premiums and other revenues	563,297	726,844	593,612

Benefits paid or provided:
Death benefits	155,765	138,254	138,730
Annuity benefits	97,039	94,425	97,267
Disability and accident and health benefits	23,705	22,093	24,413
Surrender benefits	113,907	130,229	90,663
Payments on supplementary contracts with life contingencies	702	735	151
Other benefits	15,763	16,224	15,487
Increase in policy reserves and other policyholders’ funds	18,225	12,111	4,249
Total benefits paid or provided	425,106	414,071	370,960

Insurance expenses and other deductions:
Commissions	31,636	34,390	42,154
Commissions and expenses on reinsurance assumed	1,814	1,949	2,031
General expenses	148,016	156,339	153,685
Net transfers to (from) separate account	(47,129)	(44,507)	(43,552)
Reserve adjustments on reinsurance assumed	(108,494)	(130,363)	(54,548)
Other deductions	54,690	27,503	40,383
Total insurance expenses and other deductions	80,533	45,311	140,153

Gain (loss) from operations before dividends to policyholders, federal income tax expense, and net realized capital gains (losses)	57,658	267,462	82,499

Dividends to policyholders	58,121	58,191	59,001
Gain (loss) from operations before federal income tax expense and net realized capital gains (losses)	(463)	209,271	23,498
Federal income tax expense (benefit), excluding tax on capital gains	22,591	(13,506)	(8,887)
Gain (loss) from operations before net realized capital gains (losses)	(23,054)	222,777	32,385
Net realized capital gains (losses) (excluding gains (losses) transferred to IMR and capital gains tax)	34,212	53,829	19,884
Net income (loss)	$11,158	$276,606	$52,269

See accompanying notes.

4

The Western and Southern Life Insurance Company

Statements of Changes in Capital and Surplus (Statutory-Basis)

	Common Stock	Paid-In Surplus	Accumulated Surplus	Total Capital and Surplus
	(In Thousands)

Balance, January 1, 2010	$1,000	$25,003	$3,438,873	$3,464,876
Net income (loss)	—	—	52,269	52,269
Change in net deferred income tax	—	—	(18,639)	(18,639)
Net change in unrealized gains (losses) on investments (net of deferred tax expense (benefit) of $49,413)	—	—	131,660	131,660
Net change in nonadmitted assets and related items	—	—	75,625	75,625
Change in asset valuation reserve	—	—	(92,201)	(92,201)
Dividends to stockholders	—	—	(100,000)	(100,000)
Change in reserve on account of change in valuation basis	—	—	34,806	34,806
Change in surplus from deferred tax asset (SSAP 10R)	—	—	(14,790)	(14,790)
Balance, December 31, 2010	1,000	25,003	3,507,603	3,533,606
Net income (loss)	—	—	276,606	276,606
Change in net deferred income tax	—	—	(16,716)	(16,716)
Net change in unrealized gains (losses) on investments (net of deferred tax expense (benefit) of $(34,487))	—	—	(145,894)	(145,894)
Net change in nonadmitted assets and related items	—	—	(27,272)	(27,272)
Change in asset valuation reserve	—	—	2,290	2,290
Dividends to stockholders	—	—	(52,000)	(52,000)
Change in additional minimum pension liability, net of tax	—	—	(31,947)	(31,947)
Change in surplus from deferred tax asset (SSAP 10R)	—	—	15,884	15,884
Balance, December 31, 2011	1,000	25,003	3,528,554	3,554,557
Net income (loss)	—	—	11,158	11,158
Change in net deferred income tax	—	—	39,815	39,815
Net change in unrealized gains (losses) on investments (net of deferred tax expense (benefit) of $34,354)	—	—	141,406	141,406
Net change in nonadmitted assets and related items	—	—	16,338	16,338
Change in asset valuation reserve	—	—	(28,278)	(28,278)
Change in additional minimum pension liability, net of tax	—	—	(36,459)	(36,459)
Capital contribution	—	30,000	—	30,000
Balance, December 31, 2012	$1,000	$55,003	$3,672,534	$3,728,537

See accompanying notes.

5

The Western and Southern Life Insurance Company

Statements of Cash Flow (Statutory-Basis)

	Year Ended December 31
	2012	2011	2010
	(In Thousands)
Operating activities
Premiums collected net of reinsurance	$276,802	$281,647	$285,769
Net investment income received	283,237	446,308	288,913
Benefits paid	(266,879)	(353,438)	(318,225)
Net transfers from (to) separate accounts	47,129	44,507	43,552
Commissions and expense paid	(170,542)	(142,431)	(135,325)
Dividends paid to policyholders	(58,206)	(58,303)	(58,389)
Federal income taxes recovered (paid)	(62,946)	22,074	(99,022)
Other, net	203	(5,160)	—
Net cash from (for) operations	48,798	235,204	7,273

Investing activities
Proceeds from investments sold, matured or repaid:
Debt securities	1,015,903	833,469	584,558
Preferred and common stocks	423,749	335,578	323,808
Mortgage loans	5,832	1,794	6,383
Real estate	6,710	55,450	4,476
Other invested assets	117,553	161,358	116,164
Net gains (losses) on cash, cash equivalents and short-term investments	26	100	56
Miscellaneous proceeds	—	2,018	1,222
Net proceeds from investments sold, matured or repaid	1,569,773	1,389,767	1,036,667

Cost of investments acquired:
Debt securities	(1,046,066)	(810,740)	(473,203)
Preferred and common stocks	(474,934)	(298,299)	(479,608)
Mortgage loans	—	(914)	—
Real estate	(7,459)	(28,063)	(439)
Other invested assets	(157,478)	(98,525)	(250,357)
Miscellaneous applications	(5,268)	56	24
Total cost of investments acquired	(1,691,205)	(1,236,485)	(1,203,583)

Net change in policy and other loans	(1,462)	(3,128)	(2,438)
Net cash from (for) investments	(122,894)	150,154	(169,354)

Financing activities
Capital paid in	30,000	—	—
Net deposits on deposit-type contract funds and other insurance liabilities	(428)	1,377	(2,996)
Dividends paid to stockholder	—	(118,321)	—
Other cash provided (applied)	(98,539)	(155,646)	175,718
Net cash from (for) financing and miscellaneous sources	(68,967)	(272,590)	172,722

Net change in cash, cash equivalents and short-term investments	(143,063)	112,768	10,641
Cash, cash equivalents and short-term investments:
Beginning of year	261,501	148,733	138,092
End of year	$118,438	$261,501	$148,733

Cash flow information for noncash transactions
Capital contribution to Western & Southern Financial Group, Inc. in the form of common stock	$—	$33,679	$—
Dividend income received from Columbus Life Insurance Company in the form of debt securities	$—	$17,479	$—

See accompanying notes.

6

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis)

December 31, 2012

1. Nature of Operations and Significant Accounting Policies

The Western and Southern Life Insurance Company (the Company) is a stock life insurance company that offers individual traditional and whole life insurance policies. The Company is licensed in 43 states and the District of Columbia. For the year ended December 31, 2012, approximately 63.2% of the gross premiums and annuity considerations for the Company were derived from Ohio, North Carolina, Illinois, Indiana and Pennsylvania. The Company is domiciled in Ohio. The Company is an indirect, wholly-owned subsidiary of Western & Southern Mutual Holding Company (Mutual Holding), a mutual holding company formed pursuant to the insurance regulations of the state of Ohio. Ohio law requires Mutual Holding to hold at least a majority voting interest in the Company. Currently, Mutual Holding indirectly holds 100% of the voting interest through Western & Southern Financial Group, Inc. (WSFG), its wholly-owned subsidiary. The Company wholly owns the following insurance entities: Western-Southern Life Assurance Company (WSLAC), Columbus Life Insurance Company (Columbus Life) and Integrity Life Insurance Company (Integrity). Integrity Life Insurance Company wholly owns National Integrity Life Insurance Company (National).

State regulatory authorities have powers relating to granting and revoking licenses to transact business, the licensing of agents, the regulation of premium rates and trade practices, the form and content of insurance policies, the content of advertising material, financial statements and the nature of permitted practices.

The Company has established and operates a closed block for the benefit of holders of most participating individual ordinary and weekly industrial life insurance policies issued on or before the formation of Mutual Holding in 2000 (the Closed Block). Assets have been allocated to the Closed Block in an amount that is expected to produce cash flows which, together with anticipated revenue from the policies included in the Closed Block, are reasonably expected to be sufficient to support the Closed Block policies, the continuation of policyholder dividends, in aggregate, in accordance with the 2000 dividend scale if the experience underlying such scale continues, and for appropriate adjustments in the dividend scale if the experience changes. Invested assets allocated to the Closed Block consist primarily of high-quality debt securities, mortgage loans, policy loans, short-term investments, other invested assets, and securities lending reinvested collateral. Invested assets of $2,236.7 million and $2,483.1 million were allocated to the Closed Block as of December 31, 2012 and 2011, respectively. The assets allocated to the Closed Block inure solely for the benefit of the Closed Block policyholders and will not revert to the benefit of the Company. The purpose of the Closed Block is to protect the policy dividend expectations of these policies after the formation of Mutual Holding. The Closed Block will continue in effect until the last policy in the Closed Block is no longer in force.

7

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

1. Nature of Operations and Significant Accounting Policies (continued)

Use of Estimates

The preparation of statutory-basis financial statements requires management to make estimates and assumptions that affect amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

Basis of Presentation

The accompanying financial statements of the Company have been prepared in conformity with accounting practices prescribed or permitted by the Ohio Insurance Department (the Department). The National Association of Insurance Commissioners’ (NAIC) Accounting Practices and Procedures Manual (NAIC SAP or SSAP) has been adopted as a component of prescribed or permitted practices by the state of Ohio. These practices differ in some respects from U.S. generally accepted accounting principles (GAAP). The more significant differences follow.

Investments

Investments in debt securities and mandatory redeemable preferred stocks are reported at amortized cost or fair value based on the NAIC’s rating; for GAAP, such fixed maturity investments are designated at purchase as held-to-maturity, trading or available-for-sale. Held-to-maturity fixed investments are reported at amortized cost, and the remaining fixed maturity investments are reported at fair value with unrealized holding gains and losses reported in operations for those designated as trading and as a separate component of other comprehensive income (loss) for those designated as available-for-sale.

All single class and multiclass mortgage-backed/asset-backed securities (e.g., CMOs) are adjusted for the effects of changes in prepayment assumptions on the related accretion of discount or amortization of premium of such securities using the retrospective method. The prospective method is used to determine amortized cost for securities that experience a decline that is deemed to be other-than-temporary. Securities that are in an unrealized loss position which the Company intends to sell, or does not have the intent and ability to hold until recovery, are written down to fair value as a realized loss. Securities that are in an unrealized loss position which the Company has the intent and ability to hold until recovery are written down to the extent the present value of expected future cash flows using the security’s effective yield is lower than the amortized cost. For GAAP purposes, all securities, purchased or retained, that represent

8

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

1. Nature of Operations and Significant Accounting Policies (continued)

beneficial interests in securitized assets (e.g., CMO, CBO, CDO, CLO, MBS and ABS securities), other than high credit quality securities, are adjusted using the prospective method when there is a change in estimated future cash flows. If it is determined that a decline in fair value is other-than-temporary, the cost basis of the security is written down to the extent the present value of expected future cash flows using the security’s effective yield is lower than the amortized cost. If high credit quality securities are adjusted, the retrospective method is used.

The Company monitors other investments to determine if there has been an other-than-temporary decline in fair value. Factors management considers for each identified security include the following:

•                  The extent and length of time the fair value has been below the book/adjusted carrying value;

•                  The reasons for the decline in value;

•                  Specific credit issues related to the issuer and current economic conditions, including the current and future impact of any specific events;

•                  For structured investments (e.g., residential mortgage-backed securities, commercial mortgage-backed securities, asset-backed securities and other structured investments), factors such as overall deal structure and our position within the structure, quality of underlying collateral, delinquencies and defaults, loss severities, recoveries, prepayments and cumulative loss projections are considered;

•                  For all equity securities and other debt securities with credit related declines in fair value, the Company’s intent and ability to hold the security long enough for it to recover its value to book/adjusted carrying value; and

•                  For all other debt securities with interest related declines in fair value, the Company’s intent to sell the security before recovery of its book/adjusted carrying value.

9

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

1. Nature of Operations and Significant Accounting Policies (continued)

If the decline is judged to be other-than-temporary, an impairment charge to fair value is recorded as a net realized capital loss in the period the determination is made. Under GAAP, if the decline is judged to be other-than-temporary because the Company has the intent to sell the debt security or is more likely than not to be required to sell the debt security before its anticipated recovery, an impairment charge to fair value is recorded as a net realized capital loss. If the decline is judged to be other-than-temporary because the Company does not expect to recover the entire amortized cost basis of the security due to expected credit losses, an impairment charge is recorded to net realized capital loss as the difference between amortized cost and the net present value of expected future cash flows discounted at the effective interest rate implicit in the debt security prior to impairment.

Investments in real estate are reported net of required obligations rather than on a gross basis as for GAAP. Real estate owned and occupied by the Company is included in investments rather than reported as an operating asset as under GAAP, and investment income and operating expenses include rent for the Company’s occupancy of those properties.

Under a formula prescribed by the NAIC, the Company defers the portion of realized capital gains and losses on sales of fixed income investments, principally debt securities and mortgage loans, attributable to changes in the general level of interest rates and amortizes those deferrals over the remaining period to maturity based on groupings of individual security sold in five-year bands. The net deferral is reported as the interest maintenance reserve (IMR) in the accompanying balance sheets. Realized capital gains and losses are reported in income net of federal income tax and transfers to the IMR. Under GAAP, realized capital gains and losses are reported in the statement of operations on a pretax basis in the period that the assets giving rise to the gains or losses are sold.

The asset valuation reserve (AVR) provides a valuation allowance for invested assets. The AVR is determined by an NAIC prescribed formula with changes reflected directly in capital and surplus. AVR is not recognized for GAAP.

Subsidiaries

The accounts and operations of the Company’s subsidiaries are not consolidated with the accounts and operations of the Company as would be required under GAAP.

10

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

1. Nature of Operations and Significant Accounting Policies (continued)

Policy Acquisition Costs

The costs of acquiring and renewing business are expensed when incurred. Under GAAP, policy acquisition costs, related to traditional life insurance and certain long-duration accident and health insurance, to the extent recoverable from future policy revenues, would be deferred and amortized over the premium-paying period of the related policies using assumptions consistent with those used in computing policy benefit reserves; for universal life insurance and investment products, to the extent recoverable from future gross profits, deferred policy acquisition costs are amortized generally in proportion to the present value of expected gross profits from surrender charges and investments, mortality, and expense margins.

Nonadmitted Assets

Certain assets designated as “nonadmitted” (principally the prepaid pension asset, investments in unaudited subsidiaries and controlled and affiliated entities and electronic data processing equipment, software, and furniture and other equipment), and other assets not specifically identified as admitted assets within the NAIC’s Accounting Practices and Procedures Manual, are excluded from the accompanying balance sheets and are charged directly to accumulated surplus. Under GAAP, such assets are included in the balance sheets.

Premiums and Benefits

Revenues for universal life and annuity policies with mortality or morbidity risk, except for guaranteed interest and group annuity contracts, consist of the entire premium received, and benefits incurred represent the total of death benefits paid and the change in policy reserves. Premiums received for annuity policies without mortality or morbidity risk and for guaranteed interest and group annuity contracts are recorded using deposit accounting, and credited directly to an appropriate policy reserve account, without recognizing premium income. Under GAAP, premiums received in excess of policy charges would not be recognized as premium revenue and benefits would represent the excess of benefits paid over the policy account value and interest credited to the account values.

Benefit Reserves

Certain policy reserves are calculated using statutorily prescribed interest and mortality assumptions rather than on estimated expected experience or actual account balances as would be required under GAAP.

11

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

1. Nature of Operations and Significant Accounting Policies (continued)

Reinsurance

A liability for reinsurance balances is required to be provided for unsecured policy reserves ceded to reinsurers not authorized to assume such business. Changes to those amounts are credited or charged directly to capital and surplus. Under GAAP, an allowance for amounts deemed uncollectible would be established through a charge to earnings.

Policy and contract liabilities ceded to reinsurers have been reported as reductions of the related reserves rather than as assets as would be required under GAAP. Commissions allowed by reinsurers on business ceded are reported as income when incurred rather than being deferred and amortized with policy acquisition costs as required under GAAP.

Employee Benefits

For purposes of calculating the Company’s pension and postretirement benefit obligations, only vested participants and current retirees are included in the valuation. Under GAAP, active participants not currently eligible also would be included. In addition, unrecognized gains or losses and unrecognized prior service cost are included in other comprehensive income under GAAP.

Deferred Income Taxes

Deferred tax assets are recorded for the amount of gross deferred tax assets expected to be realized in future years, and a valuation allowance is established for deferred tax assets not meeting a more likely than not realization threshold. Deferred tax assets are limited to 1) the amount of federal income taxes paid in prior years that can be recovered through loss carrybacks for existing temporary differences that reverse during a time frame corresponding with IRS tax loss carryback provisions, not to exceed three years, including amounts established in accordance with the provision of SSAP No. 5R, plus 2) for entities who meet the required realization threshold in SSAP No. 101, the lesser of the remaining gross deferred tax assets expected to be realized within three years of the balance sheet date or 15% of capital and surplus excluding any net deferred tax assets, electronic data processing equipment and operating software and any net positive goodwill, plus 3) the amount of remaining gross deferred tax assets that can be offset against existing gross deferred tax liabilities. The remaining deferred tax assets are nonadmitted. Under GAAP, a deferred tax asset is recorded for the amount of gross deferred tax assets expected to be realized in all future years, and a valuation allowance is established for deferred tax assets not meeting a more likely than not realization threshold.

12

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

1. Nature of Operations and Significant Accounting Policies (continued)

Policyholder Dividends

Policyholder dividends are recognized when declared rather than over the term of the related policies.

Statements of Cash Flow

Cash, cash equivalents and short-term investments in the statements of cash flow represent cash balances and investments with initial maturities of one year or less. Under GAAP, the corresponding captions of cash and cash equivalents include cash balances and investments with initial maturities of three months or less.

A reconciliation of capital and surplus and net income of the Company as determined in accordance with NAIC SAP to amounts determined in accordance with GAAP as of December 31 and for the year then ended is as follows:

	2012	2011
	(In Thousands)
Capital and surplus as reported in the accompanying statutory-basis financial statements	$3,728,537	$3,554,557
Deferred policy acquisition costs	210,119	214,029
Policy reserves	26,601	40,433
Asset valuation and interest maintenance reserves	278,330	248,376
Unrecognized benefit plan adjustments	(123,328)	(37,254)
Employee benefits	(81,112)	(48,806)
Income taxes	(155,286)	(139,312)
Net unrealized on available-for-sale securities	583,574	418,780
Subsidiary equity	1,636,744	1,148,758
Policyholder dividend obligation	(423,334)	(331,544)
Subsidiary reinsurance recoverable	147,776	145,459
Other, net	139,856	38,730
Stockholder’s equity, GAAP basis	$5,968,477	$5,252,206

13

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

1. Nature of Operations and Significant Accounting Policies (continued)

	2012	2011*	2010*
	(In Thousands)
Net income (loss) as reported in the accompanying statutory-basis financial statements	$11,158	$276,606	$52,269
Deferred policy acquisition costs	7,026	1,245	4,737
Policy reserves	2,933	(7,374)	(370)
Employee benefit income	4,284	2,925	5,197
Income taxes	11,882	(16,366)	(33,061)
Interest maintenance reserve	1,676	(1,794)	(705)
SAP vs. GAAP subsidiary income	262,185	177,595	176,928
Private equity/real estate adjustments	(21,970)	15,223	40,333
Investment write-downs	341	4,896	1,326
Income from subsidiary reinsurance	2,167	(4,310)	36,628
Dividends from subsidiaries	(2,896)	(150,000)	(50,000)
Other, net	9,320	(28,065)	7,562
Net income (loss), GAAP basis	$288,106	$270,581	$240,844

*     In October 2010, the Financial Accounting Standards Board (FASB) updated the accounting standards defining the types of costs incurred by insurance entities that can be capitalized in the successful acquisition of new or renewal insurance contracts. Capitalized costs include incremental direct costs of contract acquisition such as commissions and premium taxes, as well as certain third-party and employee costs related directly to acquisition activities such as underwriting, policy issuance and processing, medical and inspection and sales force contract selling. The Company retrospectively adjusted for the implementation of the updated standards.

Other significant statutory accounting practices follow.

Investments

Debt securities, preferred stocks, common stocks, and short-term investments are stated at values prescribed by the NAIC, as follows:

Debt securities not backed by other loans are principally stated at amortized cost using the interest method.

14

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

1. Nature of Operations and Significant Accounting Policies (continued)

Single class and multi-class mortgage-backed/asset-backed securities are valued at amortized cost using the interest method including anticipated prepayments. Prepayment assumptions are obtained from Bloomberg and broker-dealer prepayment models or derived from empirical data and are based on the current interest rate and economic environment. The retrospective adjustment method is used to value all such securities except securities that are deemed to be other-than-temporarily impaired and securities that are principal-only or interest-only, which are valued using the prospective method.

Unaffiliated common stocks are reported at fair value utilizing publicly quoted prices from third-party pricing services and the related unrealized capital gains and losses are reported in capital and surplus along with any adjustment for federal income taxes.

Redeemable preferred stocks that have characteristics of debt securities and are rated as medium quality or better are reported at cost or amortized cost. All other redeemable preferred stocks are reported at the lower of cost, amortized cost or fair value. Perpetual preferred stocks that have the characteristics of equity securities and are rated as medium quality or better are reported at cost. All other perpetual preferred stocks are reported at the lower of cost or fair value utilizing publicly quoted prices from third-party pricing services and the related unrealized capital gains and losses are reported in capital and surplus along with any adjustment for federal income taxes.

There are no restrictions on unaffiliated common or preferred stocks.

Short-term investments include investments with remaining maturities of one year or less at the date of acquisition and are principally stated at amortized cost, which approximates fair value.

Cash equivalents are short-term highly liquid investments with original maturities of three months or less and are principally stated at amortized cost, which approximates fair value.

The Company’s insurance subsidiaries are reported at their underlying statutory equity. The Company’s noninsurance subsidiaries are reported based on underlying audited GAAP equity. The net change in the subsidiaries’ equity is included in capital and surplus.

15

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

1. Nature of Operations and Significant Accounting Policies (continued)

Joint ventures, partnerships, and limited liability companies are carried at the Company’s interest in the underlying audited GAAP equity of the investee. Undistributed earnings allocated to the Company are reported in the change in net unrealized capital gains or losses. Distributions from earnings of the investees are reported as net investment income when received. Because of the indirect nature of these investments, there is an inherent reduction in transparency and liquidity and increased complexity in valuing the underlying investments. As a result, these investments are actively managed by the Company’s management via detailed evaluation of the investment performance relative to risk.

Mortgage loans are reported at unpaid principal balances, less an allowance for impairment. A mortgage loan is considered to be impaired when, based on current information and events, it is probable that the Company will be unable to collect all principal and interest amounts due according to the contractual terms of the mortgage agreement. When management determines foreclosure is probable, the impairment is other than temporary; the mortgage loan is written down to realizable value and a realized loss is recognized.

Policy loans are reported at unpaid principal balances.

Real estate occupied by the Company and real estate held for the production of income are reported at depreciated cost net of related obligations. Real estate that the Company has the intent to sell is reported at the lower of depreciated cost or fair value, net of related obligations. Depreciation is computed by the straight-line method over the estimated useful life of the properties.

Property acquired in the satisfaction of debt is recorded at the lower of cost less accumulated depreciation or fair market value.

Debt securities and other loan interest are credited to income as it accrues. Dividends are recorded as income on ex-dividend dates. To the extent income is uncertain, due and accrued income is excluded and treated as nonadmitted through surplus.

Realized capital gains and losses are determined using the specific identification method.

16

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

1. Nature of Operations and Significant Accounting Policies (continued)

Premiums

Life and accident and health premiums are recognized as revenue when due. Premiums for annuity policies with mortality and morbidity risk, except for guaranteed interest and group annuity contracts, are also recognized as revenue when due. Premiums received for annuity policies without mortality or morbidity risk and for guaranteed interest and group annuity contracts are recorded using deposit accounting.

Policy Reserves

Life, annuity and accident and health disability benefit reserves are developed by actuarial methods and are determined based on published tables using statutorily specified interest rates and valuation methods that will provide, in the aggregate, reserves that are greater than or equal to the minimum or guaranteed policy cash values or the amounts required by the Department. The Company waives deduction of deferred fractional premiums on the death of life and annuity policy insureds and does return any premium beyond the date of death. Surrender values on policies do not exceed the corresponding benefit reserves. Policies issued subject to multiple table substandard extra premiums are valued on the standard reserve basis which recognizes the nonlevel incidence of the excess mortality costs. Additional reserves are established when the results of cash flow testing under various interest rate scenarios indicate the need for such reserves, or the net premiums exceed the gross premiums on any insurance in-force.

17

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

1. Nature of Operations and Significant Accounting Policies (continued)

Policy reserves for life insurance and supplemental benefits are computed on the Commissioner’s Reserve Valuation Method. The following mortality tables and interest rates are used:

	Percentage of Reserves
	2012	2011
Life insurance:
1941 Commissioners Standard Ordinary, 2-1/4% – 3-1/2%	10%	11%
1941 Standard Industrial, 2-1/2% – 3-1/2%	14	15
1958 Commissioners Standard Ordinary, 2-1/2% – 6%	25	25
1980 Commissioners Standard Ordinary, 4% – 6%	38	37
2001 Commissioners Standard Ordinary, 4% – 4-1/2%	6	5
Other, 2-1/2% – 6%	5	5
	98	98
Other benefits (including annuities):
Various, 2-1/2% – 8-1/4%	2	2
	100%	100%

The mean reserve method is used to adjust the calculated terminal reserve to the appropriate reserve at December 31. Mean reserves are determined by computing the regular mean reserve for the plan at the rated age and holding, in addition, one-half of the extra premium charge for the year. Policies issued after July 1 for substandard lives, are charged an extra premium plus the regular premium for the true age. Mean reserves are based on appropriate multiples of standard rates of mortality. An asset is recorded for deferred premiums net of loading to adjust the reserve for modal premium payments.

For substandard table ratings, mean reserves are based on 125% to 500% of standard mortality rates. For flat extra ratings, mean reserves are based on the standard or substandard mortality rates increased by one to twenty-five deaths per thousand.

As of December 31, 2012 and 2011, reserves of $26.3 million and $30.2 million, respectively, were recorded on in-force amounts of $1,327.2 million and $1,463.6 million, respectively, for which gross premiums are less than the net premiums according to the standard of valuation required by the Department. The Company anticipates investment income as a factor in the premium deficiency calculation for all accident and health contracts.

18

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

1. Nature of Operations and Significant Accounting Policies (continued)

Tabular interest, tabular less actual reserves released, and tabular cost have been determined by formula. Tabular interest on funds not involving life contingencies is calculated as one-hundredth of the product of such valuation rate of interest times the mean of the amount of funds subject to such valuation rate of interest held at the beginning and end of the year of valuation.

The establishment of appropriate reserves is an inherently uncertain process, and there can be no assurance that the ultimate liability will not exceed the Company’s policy reserves and have an adverse effect on the Company’s results of operations and financial condition. Due to the inherent uncertainty of estimating reserves, it has been necessary, and may over time continue to be necessary, to revise estimated future liabilities as reflected in the Company’s policy reserves.

Policyholders’ Dividends

The amount of policyholders’ dividends to be paid (including those on policies included in the Closed Block) is determined annually by the Company’s Board of Directors. The aggregate amount of policyholders’ dividends is related to actual interest, mortality, morbidity and expense experience for the year and judgment as to the appropriate level of statutory surplus to be retained by the Company.

Policy and Contract Claims

Policy and contract claims in process of settlement represent the estimated ultimate net cost of all reported and unreported claims incurred through December 31, 2012 and 2011. The reserves for unpaid claims are estimated using individual case-basis valuations and statistical analysis. These estimates are subject to the effects of trends in claim severity and frequency. Although considerable variability is inherent in such estimates, management believes that the reserves for claims are adequate. The estimates are continually reviewed and adjusted as necessary as experience develops or new information becomes known; such adjustments are included in current operations.

Reinsurance

Reinsurance premiums and benefits paid or provided are accounted for on a basis consistent with those used in accounting for the original policies issued and the terms of the reinsurance contracts.

19

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

1. Nature of Operations and Significant Accounting Policies (continued)

Securities Lending

At December 31, 2012, the Company had loaned various debt securities, preferred stocks and common stocks as part of a securities lending program administered by The Bank of New York Mellon, of which the fair value was $104.5 million and $12.4 million in the general and separate account, respectively. At December 31, 2011, the Company had loaned various debt securities, preferred stocks and common stocks as part of a securities lending program administered by The Bank of New York Mellon, of which the fair value was $139.4 million and $16.5 million in the general and separate account, respectively. The Company maintains effective control over all loaned securities and, therefore, continues to report such securities as invested assets in the balance sheets. There is no difference in the policy and procedures for the separate account.

The Company requires at the initial transaction that the fair value of the cash collateral received must be equal to 102% of the fair value of the loaned securities. The Company monitors the ratio of the fair value of the collateral to loaned securities to ensure it does not fall below 100%. If the fair value of the collateral falls below 100% of the fair value of the securities loaned, the Company nonadmits that portion of the loaned security. At December 31, 2012 and 2011, the Company did not nonadmit any portion of the loaned securities. The Company reports all collateral on the balance sheet with an offsetting liability recognized for the obligation to return the collateral. Collateral for the securities lending program is either managed by an affiliated agent of the Company or is managed by the Bank of New York Mellon, an unaffiliated agent. Collateral managed by an affiliated agent is invested primarily in investment-grade debt securities and cash equivalents and is included in the applicable amount on the balance sheets because the funds are available for the general use of the Company. At December 31, 2012 and 2011, collateral managed by an unaffiliated agent was invested in cash equivalents and was included in securities lending reinvested collateral assets on the balance sheet.

At December 31, 2012, the collateral for all securities on loan could be requested to be returned on demand by the owner. At December 31, 2012, the fair value of the total collateral in the general account was $107.2 million, $85.3 million of which was managed by an affiliated agent and $21.8 million of which was managed by an unaffiliated agent. The fair value of the total collateral in the separate account was $12.7 million, which was all managed by an unaffiliated agent. At December 31, 2011, the fair value of the total collateral in the general account was $143.4 million, $122.9 million of which was managed by an affiliated agent and $20.5 million of which was managed by an unaffiliated agent. The fair value of the total collateral in the separate

20

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

1. Nature of Operations and Significant Accounting Policies (continued)

account was $17.0 million, which was all managed by an unaffiliated agent. The Company receives cash collateral in an amount in excess of the fair value of the securities loaned. The Company reinvests the cash collateral primarily in investment-grade debt securities and cash equivalents.

The aggregate collateral broken out by maturity date is as follows at December 31, 2012:

	Amortized Cost	Fair Value
	(In Thousands)

Open	$—	$—
30 days or less	84,376	84,670
31 to 60 days	—	—
61 to 90 days	—	—
91 to 120 days	—	—
121 to 180 days	902	903
181 to 365 days	3,718	3,717
1 to 2 years	9,700	9,699
2 to 3 years	—	—
Greater than 3 years	20,816	20,816
Total collateral	$119,512	$119,805

At December 31, 2012, all of the collateral held for the securities lending program was invested in tradable securities that could be sold and used to pay for the $119.9 million in collateral calls that could come due under a worst-case scenario where all collateral was called simultaneously.

Separate Account

The Company maintains a separate account, which holds all of the Company’s pension plan assets. The assets of the separate account consist primarily of marketable securities, which are recorded at fair value. All assets are considered legally insulated from the general accounts. There are no separate account liabilities that are guaranteed by the general account. (See Note 10 for further discussion on the general account’s responsibility as it relates to the obligations of the Company’s pension plan.)

21

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

1. Nature of Operations and Significant Accounting Policies (continued)

The activity within the separate account, including realized and unrealized gains or losses on its investments, has no effect on net income or capital and surplus of the Company. The Company’s statements of operations reflect annuity payments to pension plan participants and other expenses of the separate account, as well as the reimbursement of such expenses from the separate account.

Federal Income Taxes

The Company files a consolidated income tax return with its eligible subsidiaries and affiliates. The provision for federal income taxes is allocated to the individual companies using a separate return method based upon a written tax-sharing agreement. Under the agreement, the benefits from losses of subsidiaries and affiliates are retained by the subsidiary and affiliated companies. The Company pays all federal income taxes due for all members of the group. The Company then immediately charges or reimburses, as the case may be, the members of the group an amount consistent with the method described in the tax-sharing agreement.

The Company includes interest and penalties in the federal income tax line on the statements of operations.

Postretirement Benefits Other Than Pensions

The Company accounts for its postretirement benefits other than pensions on an accrual basis. The postretirement benefit obligation for current retirees and fully eligible employees is measured by estimating the actuarial present value of benefits expected to be received at retirement using explicit assumptions.

Actuarial and investment gains and losses arising from differences between assumptions and actual experience upon subsequent remeasurement of the obligation may be recognized as a component of the net periodic benefit cost in the current period or amortized. The net gain or loss will be included as a component of net postretirement benefit cost for a year if, as of the beginning of the year, the unrecognized net gain or loss exceeds 10% of the postretirement benefit obligation. That gain or loss, if not recognized immediately, will be amortized over the average life expectancy of the employer’s fully vested and retiree group.

22

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

1. Nature of Operations and Significant Accounting Policies (continued)

Accounting Changes

Effective January 1, 2013, the Company adopted SSAP No. 92, Accounting for Postretirement Benefits Other Than Pensions, A Replacement of SSAP 14 (SSAP 92) and SSAP No. 102, Accounting for Pensions, a Replacement of SSAP 89 (SSAP 102). Both SSAPs adopt FAS 158, Employers’ Accounting for Defined Benefit Pension and Other Postretirement Plans — an amendment of FASB Statements No. 87, 88, 106, and 132(R) for pension and postretirement plans, with certain modifications, including (1) nonadmitting the prepaid asset resulting from the excess of the fair value of plan assets over the benefit obligation and (2) the elimination of the concept of market-related assets used in the pension/OPEB expense calculations. The SSAPs contain a requirement to accrue for both vested and nonvested participants which was not previously required under SSAP 89 and SSAP 14 and contain an option to implement the provisions immediately or over a transition period of ten years. The Company is adopting SSAP 92 with immediate recognition of the full accumulated postretirement benefit obligation which will increase surplus approximately $13.5 million, net of tax. SSAP 102 is being adopted using the alternative transition guidance and therefore, will have no surplus impact upon adoption. The additional unrecognized surplus impact from adoption of SSAP 102 of approximately $24.7 million, net of tax, will be recognized over a transition period not greater than ten years.

Effective January 1, 2012, the Company adopted Statement of Statutory Accounting Principle No. 101, Income Taxes, a Replacement of SSAP No. 10R and SSAP No. 10 (SSAP 101). SSAP 101 amends the deferred tax asset admittance test set forth in SSAP 10R, Income Taxes — A Temporary Replacement of SSAP 10, by limiting the admissibility thresholds based on current period risk-based capital levels and modifying disclosure requirements. The adoption of SSAP 101 did not impact the Company’s financial statements.

Effective January 1, 2011, Statement of Statutory Accounting Principles No. 43R, Loan-backed and Structured Securities (SSAP 43R) was amended to clarify that debt securities held that are issued by a trust, special purpose entity or limited liability company in which there is no direct recourse to the sponsor of the entity, but only direct recourse to the assets of the issuer, should be classified as loan-backed securities under SSAP 43R, not as an issuer obligation under Statement of Statutory Accounting Principles No. 26, Bonds, excluding Loan-backed and Structured Securities. As a result, during 2011, the Company reclassified 21 securities from corporate debt securities to asset-backed securities held at December 31, 2010 with a book/adjusted carrying value of $80.6 million and a fair value of $79.1 million. The reclassification does not impact the total debt securities line item on the balance sheet. Balances from prior years in these financial statements have not been adjusted to reflect the security reclassifications.

23

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

1. Nature of Operations and Significant Accounting Policies (continued)

In 2010, the Company changed the statutory valuation method for active life group long-term disability coverage from contract reserves to an unearned premium reserve. Statement of Statutory Accounting Principles No. 51, Life Contracts, requires such a change in valuation basis to be recorded directly to surplus rather than as a part of the reserve change recognized in the statement of operations. The Company has recorded an increase of $34.8 million to surplus as a result of the change in valuation basis through the change in reserve on account of change in valuation basis line on the statement of changes in capital and surplus.

Reclassifications

Certain prior year amounts in the Company’s statutory-basis financial statements have been reclassified to conform to the 2012 financial statement presentation.

Subsequent Events

The Company recognizes in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the balance sheet date. For nonrecognized subsequent events that must be disclosed to keep the financial statements from being misleading, the Company is required to disclose the nature of the event as well as an estimate of its financial effect, or a statement that such an estimate cannot be made. Management has evaluated subsequent events through the issuance of these financial statements on April 24, 2013.

24

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

2. Investments

The book/adjusted carrying value and fair value of the Company’s investments in debt securities are summarized as follows:

	Book/ Adjusted Carrying Value	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
	(In Thousands)
At December 31, 2012:
U.S. Treasury securities and obligations of U.S. government corporation and agencies	$86,011	$4,763	$(29)	$90,745
Debt securities issued by states of the U.S. and political subdivisions of the states	41,045	3,299	—	44,344
Corporate securities	2,173,597	477,446	(1,265)	2,649,778
Commercial mortgage-backed securities	196,936	12,033	(109)	208,860
Residential mortgage-backed securities	701,914	32,214	(12,337)	721,791
Asset-backed securities	185,552	14,209	(1)	199,760
Total	$3,385,055	$543,964	$(13,741)	$3,915,278

At December 31, 2011:
U.S. Treasury securities and obligations of U.S. government corporation and agencies	$57,727	$5,213	$—	$62,940
Debt securities issued by states of the U.S. and political subdivisions of the states	28,362	2,624	—	30,986
Corporate securities	2,194,600	389,623	(10,169)	2,574,054
Commercial mortgage-backed securities	179,161	9,855	(7)	189,009
Residential mortgage-backed securities	710,924	25,730	(46,726)	689,928
Asset-backed securities	191,151	4,142	(9,007)	186,286
Total	$3,361,925	$437,187	$(65,909)	$3,733,203

25

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

2. Investments (continued)

At December 31, 2012 and 2011, the Company held unrated or less-than-investment grade corporate debt securities with a book/adjusted carrying value of $276.2 million and $309.4 million, respectively, and an aggregate fair value of $275.2 million and $266.8 million, respectively. Such holdings amounted to 8.2% and 9.2%, respectively, of the Company’s investments in debt securities and 3.2% and 3.7%, respectively, of the Company’s total admitted assets as of December 31, 2012 and 2011. The Company performs periodic evaluations of the relative credit standing of the issuers of these debt securities. The Company considers these evaluations in its overall investment strategy.

Unrealized gains and losses on investments in unaffiliated common stocks, common stock mutual funds and common stocks of subsidiaries are reported directly in capital and surplus and do not affect net income. The unrealized gains and unrealized losses on, and the cost and fair value of those investments are as follows:

	Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
	(In Thousands)
At December 31, 2012:
Preferred stocks	$112	$—	$—	$112

Common stocks, unaffiliated	$737,810	$323,861	$(23,181)	$1,038,490
Common stocks, mutual funds	81,801	8,302	(979)	89,124
Common stocks, subsidiaries	1,474,548	365,640	—	1,840,188
	$2,294,159	$697,803	$(24,160)	$2,967,802

	Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
	(In Thousands)
At December 31, 2011:
Preferred stocks	$117	$3	$—	$120

Common stocks, unaffiliated	$644,478	$287,356	$(48,151)	$883,683
Common stocks, mutual funds	83,158	4,059	(2,224)	84,993
Common stocks, subsidiaries	1,458,549	296,900	—	1,755,449
	$2,186,185	$588,315	$(50,375)	$2,724,125

26

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

2. Investments (continued)

The following table shows gross unrealized losses and fair values, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position.

	Unrealized Losses Less Than 12 Months		Unrealized Losses Greater Than or Equal To 12 Months
	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value
	(In Thousands)
At December 31, 2012:
U.S. Treasury securities and obligations of U.S. government corporations and agencies	$(29)	$39,913	$—	$—
Debt securities issued by states of the U.S. and political subdivisions of the states	—	—	—	—
Corporate securities	(454)	35,367	(811)	11,311
Commercial mortgage-backed securities(1)	(109)	5,008	—	—
Residential mortgage-backed securities(1)	(211)	24,531	(12,126)	142,594
Asset-backed securities(1)	—	—	(1)	3,973
Total	$(803)	$104,819	$(12,938)	$157,878

Preferred stocks	$—	$—	$—	$—

Common stocks, unaffiliated	$(17,684)	$134,545	$(5,497)	$49,522
Common stocks, mutual funds	(540)	11,807	(439)	4,132
Total	$(18,224)	$146,352	$(5,936)	$53,654

(1) Amounts relate to securities subject to SSAP 43R.

27

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

2. Investments (continued)

	Unrealized Losses Less Than 12 Months		Unrealized Losses Greater Than or Equal To 12 Months
	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value
	(In Thousands)
At December 31, 2011:
U.S. Treasury securities and obligations of U.S. government corporations and agencies	$—	$—	$—	$—
Debt securities issued by states of the U.S. and political subdivisions of the states	—	—	—	—
Corporate securities	(6,040)	108,219	(4,129)	22,525
Commercial mortgage-backed securities(1)	(7)	13,951	—	—
Residential mortgage-backed securities(1)	(2,582)	42,142	(44,144)	190,978
Asset-backed securities(1)	(2,008)	41,542	(6,999)	37,913
Total	$(10,637)	$205,854	$(55,272)	$251,416

Preferred stocks	$—	$—	$—	$—

Common stocks, unaffiliated	$(46,821)	$181,130	$(1,330)	$5,244
Common stocks, mutual funds	(2,223)	34,403	(1)	6
Total	$(49,044)	$215,533	$(1,331)	$5,250

(1) Amounts relate to securities subject to SSAP 43R.

28

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

2. Investments (continued)

Investments that are impaired at December 31, 2012 and 2011, for which other-than-temporary impairments have not been recognized, consist mainly of corporate debt securities, residential mortgage-backed securities and unaffiliated common stocks. The impairment of these corporate debt securities, residential mortgage-backed securities and unaffiliated common stocks has been deemed as temporary due to the assigned rating and the typical fair value fluctuations of these particular securities in the marketplace, as well as the Company’s intent and ability to hold the securities to recovery, or in the case of interest rate related declines, lack of intent to sell the securities. For residential mortgage-backed securities, the determination of temporary impairment was also based on an evaluation of the present value of expected future cash flows, which were greater than the book adjusted/carrying values of the securities. The aggregated unrealized loss is approximately 7.6% and 14.6% of the carrying value of these securities at December 31, 2012 and 2011, respectively. At December 31, 2012, there were a total of 114 securities held that are considered temporarily impaired, 54 of which have been impaired for 12 months or longer. At December 31, 2011, there were a total of 176 securities held that are considered temporarily impaired, 57 of which have been impaired for 12 months or longer. The Company recorded other-than-temporary impairments on securities of $28.6 million, $39.1 million and $11.6 million for the years ended December 31, 2012, 2011 and 2010, respectively.

29

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

2. Investments (continued)

The following is a list of each loan-backed security held at December 31, 2012 with a recognized other-than-temporary impairment (OTTI) for the years ended December 31, 2012, 2011, 2010 and the six-month period ended December 31, 2009, where the present value of future cash flows expected to be collected was less than the amortized cost basis of the securities:

CUSIP	Book/Adj Carrying Value Amortized Cost Before Current Period OTTI	Present Value of Future Cash Flows	Recognized Other- Than- Temporary Impairment	Amortized Cost After Other-Than- Temporary Impairment	Fair Value	Date of Other-Than- Temporary Impairment
	(In Thousands)
For the year ended December 31, 2012:

12667GPV9	$2,894	$2,641	$253	$2,641	$2,570	12/31/2012
225458PR3	2,005	1,922	83	1,922	1,996	12/31/2012
46628SAH6	3,692	3,055	637	3,055	2,788	12/31/2012
61751DAH7	11,584	10,928	656	10,928	9,388	12/31/2012
12668ANW1	1,806	1,709	97	1,709	1,546	9/30/2012
221470AA5	6,572	4,497	2,075	4,497	2,804	9/30/2012
61749EAF4	2,260	2,086	174	2,086	1,805	9/30/2012
75970JAD8	1,107	1,059	48	1,059	764	9/30/2012
75970JAJ5	6,479	6,058	421	6,058	4,211	9/30/2012
02148JAD9	3,100	2,923	177	2,923	2,492	6/30/2012
12667GPW7	14,047	13,296	751	13,296	11,566	6/30/2012
12668AAL9	10,237	9,274	963	9,274	8,275	6/30/2012
12668BYF4	1,388	1,336	52	1,336	1,084	6/30/2012
45660L2V0	5,244	5,012	232	5,012	3,948	6/30/2012
52521HAJ2	2,480	2,136	344	2,136	1,818	6/30/2012
52523KAJ3	1,523	1,432	91	1,432	721	6/30/2012
74922EAF6	320	312	8	312	275	6/30/2012
761118XQ6	1,407	1,293	114	1,293	1,137	6/30/2012
76112HAD9	11,662	10,651	1,011	10,651	7,755	6/30/2012
86359DSR9	1,045	1,008	37	1,008	874	6/30/2012
872225AF4	93	84	9	84	70	6/30/2012
Total	XXX	XXX	$8,233	XXX	XXX

30

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

2. Investments (continued)

CUSIP	Book/Adj Carrying Value Amortized Cost Before Current Period OTTI	Present Value of Future Cash Flows	Recognized Other- Than- Temporary Impairment	Amortized Cost After Other-Than- Temporary Impairment	Fair Value	Date of Other-Than- Temporary Impairment
	(In Thousands)
For the year ended December 31, 2011:

05948KXT1	$4,598	$4,428	$170	$4,428	$3,473	12/31/2011
12668BYF4	1,507	1,424	83	1,424	1,109	12/31/2011
17309AAD1	14,373	13,443	930	13,443	11,913	12/31/2011
46628SAJ2	2,307	1,946	361	1,946	1,266	12/31/2011
61751DAH7	13,499	12,977	522	12,977	8,019	12/31/2011
61752RAL6	850	787	63	787	537	12/31/2011
74922EAF6	364	336	28	336	268	12/31/2011
75970JAD8	1,312	1,231	81	1,231	956	12/31/2011
761118MD7	19,322	18,653	669	18,653	16,079	12/31/2011
76112HAD9	14,942	11,801	3,141	11,801	8,496	12/31/2011
872225AF4	524	158	366	158	139	9/30/2011
52523KAJ3	1,809	1,458	351	1,458	756	6/30/2011
Total	XXX	XXX	$6,765	XXX	XXX

31

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

2. Investments (continued)

CUSIP	Book/Adj Carrying Value Amortized Cost Before Current Period OTTI	Present Value of Future Cash Flows	Recognized Other- Than- Temporary Impairment	Amortized Cost After Other-Than- Temporary Impairment	Fair Value	Date of Other-Than- Temporary Impairment
	(In Thousands)
For the year ended December 31, 2010:

74922EAF6	$408	$396	$12	$396	$321	12/31/2010
75970JAD8	1,605	1,464	141	1,464	1,282	12/31/2010
872225AF4	966	563	403	563	359	12/31/2010
12668BYF4	1,747	1,644	103	1,644	1,281	9/30/2010
75970JAJ5	8,188	7,043	1,145	7,043	4,312	9/30/2010
02148JAD9	3,873	3,626	247	3,626	2,749	6/30/2010
12628KAA0	63	51	12	51	51	6/30/2010
45660L2V0	6,712	6,430	282	6,430	4,863	6/30/2010
52521HAJ2	3,040	2,917	123	2,917	2,286	6/30/2010
61749EAF4	3,053	2,790	263	2,790	1,890	6/30/2010
75970JAJ5	8,411	8,238	173	8,238	4,866	6/30/2010
76112HAD9	17,087	15,172	1,915	15,172	11,819	6/30/2010
872225AF4	1,787	950	837	950	564	6/30/2010
Total	XXX	XXX	$5,656	XXX	XXX

For the six-month period ended December 31, 2009:

12668BYF4	$1,838	$1,749	$89	$1,749	$1,377	12/31/2009
65538PAF5	8,207	8,023	184	8,023	5,764	12/31/2009
75970JAJ5	8,744	8,446	298	8,446	5,038	12/31/2009
761118MD7	21,594	20,588	1,006	20,588	14,524	12/31/2009
059515BF2	3,810	3,349	461	3,349	2,735	9/30/2009
872225AF4	2,990	1,846	1,144	1,846	803	9/30/2009
Total	XXX	XXX	$3,182	XXX	XXX

32

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

2. Investments (continued)

The Company had no other-than-temporary impairments on loan-backed securities for the years ended December 31, 2012, 2011, 2010 and the six-month period ended December 31, 2009, due to the intent to sell the security or the inability or lack of intent to retain the investment in the security for a period of time sufficient to recover the amortized cost basis of the security.

A summary of the cost or amortized cost and fair value of the Company’s debt securities at December 31, 2012, by contractual maturity, is as follows:

	Book/Adjusted Carrying Value	Fair Value
	(In Thousands)
Years to maturity:
One or less	$100,328	$102,627
After one through five	482,932	528,455
After five through ten	423,954	483,096
After ten	1,293,439	1,670,689
Mortgage-backed securities/Asset-backed securities	1,084,402	1,130,411
Total	$3,385,055	$3,915,278

The expected maturities in the foregoing table may differ from contractual maturities because certain borrowers have the right to call or prepay obligations with or without call or prepayment penalties and because asset-backed and mortgage-backed securities (including floating-rate securities) provide for periodic payments throughout their lives.

Proceeds from sales of investments in debt securities during 2012, 2011 and 2010 were $711.6 million, $469.4 million, and $316.1 million; gross gains of $10.9 million, $2.6 million, and $6.6 million and gross losses of $3.4 million, $0.9 million, and $1.8 million were realized on these sales in 2012, 2011 and 2010, respectively.

Proceeds from the sales of investments in equity securities during 2012, 2011 and 2010 were $236.4 million, $283.2 million, and $316.0 million; gross gains of $74.7 million, $103.4 million, and $55.0 million and gross losses of $15.2 million, $7.2 million, and $14.1 million were realized on these sales in 2012, 2011 and 2010, respectively.

33

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

2. Investments (continued)

Realized capital gains (losses) are reported net of federal income taxes and amounts transferred to the IMR as follows for the year ended December 31:

	2012	2011	2010
	(In Thousands)

Realized capital gains (losses)	$58,488	$90,823	$34,615
Less amount transferred to IMR (net of related taxes (benefits) of $2,663 in 2012, $874 in 2011, and $1,587 in 2010)	4,946	1,623	2,948
Less federal income tax expense (benefit) of realized capital gains (losses)	19,330	35,371	11,783
Net realized capital gains (losses)	$34,212	$53,829	$19,884

Net investment income consisted of the following for the years ended December 31:

	2012	2011	2010
	(In Thousands)

Debt securities	$182,333	$188,836	$200,231
Equity securities	39,832	181,432	72,657
Mortgage loans	3,252	2,678	3,021
Real estate	13,658	13,889	13,614
Policy loans	12,372	11,755	11,312
Cash, cash equivalents and short-term investments	491	479	521
Other invested assets	44,955	62,079	17,382
Other	482	711	856
Gross investment income	297,375	461,859	319,594
Investment expenses	18,201	19,246	18,390
Net investment income	$279,174	$442,613	$301,204

34

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

2. Investments (continued)

The Company’s investments in mortgage loans principally involve commercial real estate. At December 31, 2012, 87.3% of such mortgages, or $27.7 million, involved properties located in Texas and Florida. Such investments consist of primarily first mortgage liens on completed income-producing properties. The aggregate mortgage outstanding to any one borrower does not exceed $13.0 million. During 2012, no new mortgage loans were issued. At the issuance of a loan, the percentage of any one loan to value of security, exclusive of insured, guaranteed or purchase money mortgage did not exceed 80%.

Proceeds from the sales of real estate during 2012, 2011 and 2010 were $6.7 million, $55.5 million and $4.5 million, respectively. Gross gains of $0.0 million, $27.9 million, and $0.0 million were realized on these sales in 2012, 2011 and 2010, respectively. The gains on the sales of real estate were recorded on the net realized capital gains (losses) line on the statement of operations. No gross losses were realized on the sales of real estate in 2012, 2011 and 2010.

3. Fair Values of Financial Instruments

Included in various investment-related line items in the financial statements are certain financial instruments carried at fair value. Other financial instruments are periodically measured at fair value such as when impaired or, for certain bonds and preferred stocks, when carried at the lower of cost or market.

The Company uses fair value measurements to record the fair value of certain assets and liabilities and to estimate the fair value of financial instruments not recorded at fair value but required to be disclosed at fair value. Certain financial instruments, particularly policyholder liabilities other than investment-type contracts, are excluded from this fair value discussion.

35

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

3. Fair Values of Financial Instruments (continued)

Fair value is defined as the price that would be received to sell an asset or transfer a liability in an orderly transaction between market participants at the measurement date. The Company’s financial assets and liabilities carried at fair value have been classified, for disclosure purposes, based on the following hierarchy that prioritizes inputs to valuation techniques used to measure fair value into three levels. The Company’s policy is to recognize transfers in and transfers out of levels at the end of the reporting period.

•                  Level 1 — Quoted prices (unadjusted) in active markets for identical assets or liabilities. The Company’s Level 1 assets and liabilities primarily include exchange traded equity securities and mutual funds, including those which are part of the Company’s separate account assets.

•                  Level 2 — Inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. The Company’s Level 2 assets and liabilities primarily include debt securities within the Company’s separate account for which public quotations are not available but that are priced by third-party pricing services or internal models using observable inputs. Also included in Level 2 are residential mortgage-backed NAIC 6 securities representing subordinated tranches in securitization trusts containing residential mortgage loans. These securities are currently rated below investment grade. The Company determined fair value through the use of third-party pricing services utilizing market observable inputs.

•                  Level 3 — Significant unobservable inputs for the asset or liability. The Company’s Level 3 assets and liabilities primarily include certain debt securities and private equity securities within the Company’s separate account that must be priced using broker quotes or other valuation techniques that utilize significant unobservable inputs.

The following discussion describes the valuation methodologies utilized by the Company for assets and liabilities measured or disclosed at fair value. Fair value estimates are made at a specific point in time, based on available market information and judgments about the financial instrument, including discount rates, estimates of timing, amount of expected future cash flows and the credit standing of the issuer. Such estimates do not consider the tax impact of the realization of unrealized gains or losses. For Level 3 investments, the fair value estimates cannot be substantiated by comparison to independent markets. In addition, the disclosed fair value may not be realized in the immediate settlement of the financial instrument. As described below,

36

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

3. Fair Values of Financial Instruments (continued)

certain fair values are determined through the use of third-party pricing services. Management does not adjust prices received from third parties; however, we do analyze the third-party pricing services’ valuation methodologies and related inputs and perform additional evaluation to determine the appropriate level within the fair value hierarchy. Care should be exercised in deriving conclusions about the Company’s business, its value or financial position based on the fair value information of financial instruments presented below.

Debt Securities

The fair values of actively traded debt securities and asset/mortgage-backed securities have been determined through the use of third-party pricing services utilizing market observable inputs. Less liquid private placement securities and auction rate securities trading in less liquid or illiquid markets with limited or no pricing information are valued using either broker quotes or by discounting the expected cash flows using current market-consistent rates applicable to the yield, credit quality and maturity of each security.

Equity Securities

The fair values of actively traded equity securities have been determined utilizing publicly quoted prices obtained from third-party pricing services. The fair values of certain equity securities for which no publicly quoted prices are available have been determined through the use of third-party pricing services utilizing market observable inputs. Actively traded mutual funds are valued using the net asset values of the funds.

Mortgage Loans

The fair values for mortgage loans, consisting principally of commercial real estate loans, are estimated using discounted cash flow analyses, using interest rates currently being offered for similar loans collateralized by properties with similar investment risk. The fair values for mortgage loans in default are established at the lower of the fair value of the underlying collateral less costs to sell or the carrying amount of the loan.

Cash, Cash Equivalents and Short-Term Investments

The fair values of cash, cash equivalents and short-term investments are based on quoted market prices.

37

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

3. Fair Values of Financial Instruments (continued)

Derivative Instruments

The fair values of free-standing derivative instruments, primarily call options, are determined using valuation models incorporating significant unobservable inputs, including projected discounted cash flows, applicable swap curves and implied volatilities.

Securities Lending Reinvested Collateral Assets

The fair value of securities lending reinvested collateral assets are from third-party sources utilizing publicly quoted prices.

Other Invested Assets

Other invested assets primarily include surplus debentures for which fair values are determined using quoted market prices consistent with corporate debt securities.

Assets Held in Separate Accounts

Assets held in separate accounts include debt securities, equity securities, mutual funds and private equity investments. The fair values of these assets have been determined using the same methodologies as similar assets held in the general account.

Life and Annuity Reserves for Investment-Type Contracts and Deposit Fund Liabilities

The fair value of liabilities for investment-type contracts is based on the present value of estimated liability cash flows. Present values reflect the Company’s margin for uncertainty of the timing of liability cash flows. Key assumptions to the cash flow model include the timing of policyholder withdrawals and the level of interest credited to contract balances.

Fair values for insurance reserves are not required to be disclosed. However, the estimated fair values of all insurance reserves and investment contracts are taken into consideration in the Company’s overall management of interest rate risk.

Securities Lending Liability

The liability represents the Company’s obligation to return collateral related to securities lending transactions. The liability is short-term in nature and therefore, the fair value of the obligation approximates the carrying amount.

38

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

3. Fair Values of Financial Instruments (continued)

Assets and liabilities measured at fair value on a recurring basis are outlined below:

	Assets/ (Liabilities) Measured at	Fair Value Hierarchy Level
	Fair Value	Level 1	Level 2	Level 3
	(In Thousands)
At December 31, 2012
Assets:
Bonds, industrial and misc.	$2,879	$—	$2,879	$—
Residential mortgage-backed securities	964	—	964	—
Preferred stocks, unaffiliated	112	—	—	112
Common stocks, unaffiliated	1,038,490	1,038,490	—	—
Common stocks, mutual funds	89,124	89,124	—	—
Separate account assets	805,137	472,963	130,136	202,038
Total assets	$1,936,706	$1,600,577	$133,979	$202,150

Liabilities:
Derivatives	$(1,098)	$—	$—	$(1,098)

At December 31, 2011
Assets:
Residential mortgage-backed securities	$687	$—	$—	$687
Common stocks, unaffiliated	883,683	883,683	—	—
Common stocks, mutual funds	84,992	84,992	—	—
Separate account assets	757,365	418,846	150,908	187,611
Total assets	$1,726,727	$1,387,521	$150,908	$188,298

Liabilities:
Derivatives	$(693)	$—	$—	$(693)

There were no transfers between Level 1 and Level 2 of the fair value hierarchy.

39

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

3. Fair Values of Financial Instruments (continued)

The reconciliation for all assets and liabilities measured at fair value on a recurring basis using significant unobservable inputs (Level 3) for the year ended December 31, 2012, is as follows:

	Beginning Asset/ (Liability) as of	Total Realized/Unrealized Gains (Losses) Included in*:			Purchases, Sales, Issuances	Transfers	Transfers	Ending Asset/ (Liability) as of
	January 1, 2012	Net Income	Surplus	Other	and Settlements	Into Level 3**	Out of Level 3**	December 31, 2012
	(In Thousands)
Assets:
Residential mortgage-backed securities	$687	$(100)	$505	$—	$(77)	$—	$(1,015)	$—
Preferred stock	—	—	—	—	—	112	—	112
Separate account assets	187,611	—	—	11,126	(4,802)	8,171	(68)	202,038
Total assets	$188,298	$(100)	$505	$11,126	$(4,879)	$8,283	$(1,083)	$202,150

Liabilities:
Derivatives	$(693)	$3,288	$469	$—	$(4,162)	$—	$—	$(1,098)

*   Gains and losses for assets held in separate accounts do not impact net income or surplus as the change in value of assets held in separate accounts is offset by a change in value of liabilities related to separate accounts.

**    Transfers into Level 3 are due to securities receiving an NAIC 6 rating and using an internal fair value model to value the securities. Transfers out of Level 3 are due to securities no longer having an NAIC 6 rating or the price source has changed to using a third-party pricing service utilizing market observable inputs.

40

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

3. Fair Values of Financial Instruments (continued)

The gross purchases, issuances, sales and settlements included in the reconciliation for all assets and liabilities measured at fair value on a recurring basis using significant unobservable inputs (Level 3) for the year ended December 31, 2012, is as follows:

	Purchases	Issuances	Sales	Settlements	Net Purchases, Issuances, Sales and Settlements
	(In Thousands)
Residential mortgage-backed securities	$—	$—	$—	$(77)	$(77)
Separate account assets	10,988	(1,170)	—	(14,620)	(4,802)
Derivative liabilities	—	(21,365)	—	17,203	(4,162)
Total	$10,988	$(22,535)	$—	$2,506	$(9,041)

The reconciliation for all assets and liabilities measured at fair value on a recurring basis using significant unobservable inputs (Level 3) for the year ended December 31, 2011, is as follows:

	Beginning Asset/ (Liability) as of	Total Realized/Unrealized Gains (Losses) Included in*:			Purchases, Sales, Issuances	Transfers	Transfers	Ending Asset/ (Liability) as of
	January 1, 2011	Net Income	Surplus	Other	and Settlements	Into Level 3**	Out of Level 3**	December 31, 2011
	(In Thousands)
Assets:
Residential mortgage-backed securities	$324	$(366)	$169	$—	$(56)	$616	$—	$687
Separate account assets	154,075	—	—	20,963	12,573	—	—	187,611
Total assets	$154,399	$(366)	$169	$20,963	$12,517	$616	$—	$188,298

Liabilities:
Derivatives	$—	$462	$(129)	$—	$(1,026)	$—	$—	$(693)

*       Gains and losses for assets held in separate accounts do not impact net income or surplus as the change in value of assets held in separate accounts is offset by a change in value of liabilities related to separate accounts.

**    Transfers into Level 3 are due to securities receiving an NAIC 6 rating. Transfers out of Level 3 are due to securities no longer having an NAIC 6 rating.

41

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

3. Fair Values of Financial Instruments (continued)

	Purchases	Issuances	Sales	Settlements	Net Purchases, Issuances, Sales and Settlements

Residential mortgage-backed securities	$—	$—	$—	$(56)	$(56)
Separate account assets	22,223	—	—	(9,650)	12,573
Derivative liabilities	—	(1,388)	—	362	(1,026)
Total	$22,223	$(1,388)	$—	$(9,344)	$11,491

The Company did not have any significant assets or liabilities measured at fair value on a nonrecurring basis as of December 31, 2012 and 2011.

The carrying amounts and fair values of the Company’s significant financial instruments follow.

	December 31, 2012					December 31, 2011
	Carrying Amount	Fair Value	(Level 1)	(Level 2)	(Level 3)	Carrying Amount	Fair Value
	(In Thousands)
Assets:
Bonds	$3,385,055	$3,915,278	$67,332	$3,823,943	$24,003	$3,361,925	$3,733,203
Common stock:
Unaffiliated	1,038,490	1,038,490	1,038,490	—	—	883,683	883,683
Mutual funds	89,124	89,124	89,124	—	—	84,993	84,993
Preferred stock	112	112	—	—	112	117	120
Mortgage loans	31,793	34,056	—	—	34,056	37,631	40,549
Cash, cash equivalents and short-term investments	118,438	118,438	118,438	—	—	261,501	261,501
Other invested assets, surplus notes	7,941	10,180	—	10,180	—	7,947	9,659
Securities lending reinvested collateral assets	21,522	21,815	21,815	—	—	20,198	20,507
Separate acct. assets	805,137	805,137	472,963	130,136	202,038	757,365	757,365

Liabilities:
Life and annuity reserves for investment-type contracts and deposit fund liabilities	$6,597	$7,189	$—	$—	$7,189	$6,787	$7,424
Derivative liabilities	1,098	1,098	—	—	1,098	693	693
Securities lending liability	107,218	107,218	—	—	107,218	138,287	138,287

42

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

4. Related-Party Transactions

The Company owns a 100% interest in WSLAC, whose carrying value is $1.0 billion at December 31, 2012. The Company carries WSLAC at its underlying statutory equity, which exceeds 10% of the admitted assets of the Company. The accounting policies of WSLAC are the same as those of the Company described in Note 1. The summary financial data for WSLAC is as follows:

Balance Sheets (Statutory-Basis)

	December 31
	2012	2011
	(In Thousands)
Admitted assets
Cash and invested assets:
Debt securities	$10,221,039	$9,880,752
Preferred and common stocks	164,071	145,519
Investment in common stock of subsidiaries	968	949
Mortgage loans	783,940	753,520
Policy loans	43,563	44,615
Real estate, held for the production of income	24,356	25,323
Cash, cash equivalents and short-term investments	138,257	160,639
Receivable for securities	3,861	4,925
Derivatives	4,020	2,920
Securities lending reinvested collateral assets	15,645	27,846
Other invested assets	133,473	128,269
Total cash and invested assets	11,533,193	11,175,277

Investment income due and accrued	101,891	106,674
Premiums deferred and uncollected	20,898	21,658
Current federal income taxes recoverable	39,191	—
Net deferred income tax asset	6,410	32,662
Funds withheld under coinsurance agreement	634,110	—
Other admitted assets	12,958	12,813
Separate account assets	39,232	45,779
Total admitted assets	$12,387,883	$11,394,863

43

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

4. Related-Party Transactions (continued)

Balance Sheets (Statutory-Basis)

	December 31
	2012	2011
	(In Thousands)
Liabilities and capital and surplus
Liabilities:
Policy and contract liabilities:
Life and annuity reserves	$9,845,766	$8,977,599
Liability for deposit-type contracts	1,038,343	908,197
Policy and contract claims	19,627	9,743
Premiums received in advance	373	372
Total policy and contract liabilities	10,904,109	9,895,911

General expense due and accrued	5,001	5,813
Current federal income taxes payable to parent	—	5,763
Transfer to (from) separate accounts due and accrued, net	(2,496)	(2,798)
Asset valuation reserve	127,458	91,872
Interest maintenance reserve	19,309	13,070
Other liabilities	64,395	40,735
Payable for securities lending	205,150	311,859
Separate account liabilities	39,232	45,779
Total liabilities	11,362,158	10,408,004

Capital and surplus:
Common stock, $1 par value, authorized 10,000 shares, issued and outstanding 2,500 shares	2,500	2,500
Paid-in surplus	791,308	761,308
Accumulated surplus	231,917	223,051
Total capital and surplus	1,025,725	986,859
Total liabilities and capital and surplus	$12,387,883	$11,394,863

44

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

4. Related-Party Transactions (continued)

Statements of Operations (Statutory-Basis)

	Year Ended December 31
	2012	2011	2010
	(In Thousands)
Premiums and other revenues:
Premiums and annuity considerations	$1,553,345	$887,767	$1,024,683
Net investment income	578,146	603,042	602,096
Considerations for supplementary contracts with life contingencies	1,839	3,184	2,831
Amortization of the interest maintenance reserve	7,286	2,536	396
Fees from management of separate accounts	496	588	746
Other revenues	9,264	343	1,628
Total premiums and other revenues	2,150,376	1,497,460	1,632,380
Benefits paid or provided:
Death benefits	117,739	87,181	83,336
Annuity benefits	265,100	230,265	198,285
Disability and accident and health benefits	2,834	2,861	2,840
Surrender benefits	558,425	570,448	580,771
Payments on supplementary contracts with life contingencies	3,266	3,322	309
Other benefits	36,067	52,632	61,690
Increase (decrease) in policy reserves and other policyholders’ funds	838,045	251,835	431,643
Total benefits paid or provided	1,821,476	1,198,544	1,358,874
Insurance expenses and other deductions:
Commissions	48,703	55,791	66,273
Commission and expense allowance on reinsurance assumed	150,816	—	—
General expenses	84,970	73,643	72,888
Net transfers to (from) separate accounts	(10,074)	(8,958)	(17,479)
Other deductions	15,576	12,534	11,024
Total insurance expenses and other deductions	289,991	133,010	132,706
Gain (loss) from operations before federal income tax expense and net realized capital gains (losses)	38,909	165,906	140,800
Federal income tax expense (benefit), excluding tax on capital gains	(2,399)	41,944	37,888
Gain (loss) from operations before net realized capital gains (losses)	41,308	123,962	102,912
Net realized capital gains (losses) (excluding gains (losses) transferred to IMR and capital gains tax)	(7,023)	(19,642)	(22,312)
Net income (loss)	$34,285	$104,320	$80,600

45

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

4. Related-Party Transactions (continued)

Intercompany fees for management services provided to the Company’s subsidiaries and affiliates, both direct and indirect, included in net income of the Company were as follows:

	2012	2011	2010
	(In Thousands)

WSLAC	$65,383	$72,812	$75,784
Columbus Life	5,832	5,996	5,711
Integrity	10,701	10,994	10,204
National	7,863	8,239	7,903
Lafayette Life*	5,232	5,675	945
Total	$95,011	$103,716	$100,547

*     The intercompany fees for management services provided to The Lafayette Life Insurance Company (Lafayette Life) significantly increased in 2011 due to the transition of Lafayette Life’s home office operations from Lafayette, Indiana to Cincinnati, Ohio in June of 2011.

The Company has an equity interest in certain partnerships that made payments of principal and interest under mortgage financing arrangements to WSLAC in the amount of $79.1 million, $24.7 million and $27.9 million in 2012, 2011 and 2010, respectively. The principal balance of the mortgage financing arrangements with WSLAC was $164.9 million and $212.3 million at December 31, 2012 and 2011, respectively.

At December 31, 2012 and 2011, the Company had $89.1 million and $85.0 million, respectively, invested in the Touchstone Funds, which are mutual funds administered by Touchstone Advisors, Inc., an indirect subsidiary of the Company.

On December 21, 2012, the Company received a $30.0 million capital contribution from its parent, Western & Southern Financial Group, Inc. The capital contribution was in the form of cash.

On December 21, 2012, the Company paid a $30.0 million capital contribution to its subsidiary, Western-Southern Life Assurance Company. The capital contribution was in the form of cash.

On December 19, 2012, the Company received a $1.0 million ordinary distribution from its subsidiary, W&S Operating Holdings, LLC.

46

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

4. Related-Party Transactions (continued)

On December 9, 2011, the Company paid a $15.0 million ordinary dividend to its parent, WSFG. The dividend was in the form of cash.

On December 9, 2011, the Company paid a $37.0 million ordinary dividend to its parent, WSFG. The dividend consisted of $3.3 million in cash and $33.7 million in common stocks. WSFG contributed the cash and common stock to its subsidiary, Lafayette Life.

The Company received a $75.0 million ordinary dividend and a $25.0 million extraordinary dividend from its subsidiary, WSLAC, on December 5, 2011 and December 28, 2011, respectively. The dividends were in the form of cash.

The Company received a $26.0 million extraordinary dividend and a $6.5 million extraordinary dividend from its subsidiary, Columbus Life, on December 5, 2011 and December 29, 2011, respectively. The dividends were in the form of cash.

The Company received a $14.7 million extraordinary dividend and a $2.8 million extraordinary dividend from its subsidiary, Columbus Life, on December 20, 2011 and December 28, 2011, respectively. The dividends were in the form of bonds at fair value.

At December 31, 2010, the Company accrued $100.0 million for a dividend to be paid in the form of cash to its parent, WSFG. The dividend was paid on January 3, 2011.

At December 31, 2010, the Company accrued a dividend of $25.0 million to be received in the form of cash from WSLAC. The dividend was received on January 3, 2011.

At December 31, 2010, the Company accrued a dividend of $25.0 million to be received in the form of cash from Columbus Life. The dividend was received on January 3, 2011.

The Company has entered into multiple reinsurance agreements with affiliated entities. See Note 5 for further description.

47

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

5. Reinsurance

Certain premiums and benefits are assumed from and ceded to other insurance companies under various reinsurance agreements. The ceded reinsurance agreements provide the Company with increased capacity to write larger risks and maintain its exposure to loss within its capital resources.

The Company has a modified coinsurance agreement with Integrity, whereby the Company assumes structured settlements, guaranteed rate option annuities, and accumulation products written before July 1, 2002. Under the terms of the agreement, Integrity retains the reserves and the related assets of this business.

The Company has a ceded reinsurance agreement with Columbus Life. Under the reinsurance agreement, Columbus Life reinsures the former liabilities of Columbus Mutual, a former affiliate, which was merged into the Company. Life and accident and health reserves ceded from the Company to Columbus Life totaled $623.3 million and $639.1 million at December 31, 2012 and 2011, respectively.

In 2006, the Company entered into a yearly renewable term reinsurance agreement with Lafayette Life, an affiliated entity, whereby the Company provides reinsurance coverage on certain life products and associated riders as this coverage is recaptured by Lafayette Life from unaffiliated reinsurers. Life reserves ceded from Lafayette Life to the Company under this agreement totaled $1.3 million and $1.2 million at December 31, 2012 and 2011, respectively.

Certain premiums and benefits are ceded to other insurance companies under various reinsurance agreements. The majority of the ceded business is due to ceding substandard business to reinsurers (facultative basis).

48

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

5. Reinsurance (continued)

The effects of reinsurance on premiums, annuity considerations and deposit-type funds are as follows for the year ended December 31:

	2012	2011	2010
	(In Thousands)

Direct premiums	$278,522	$281,531	$289,174
Assumed premiums:
Affiliates	5,957	4,474	2,838
Nonaffiliates	—	—	—
Ceded premiums:
Affiliates	—	—	—
Nonaffiliates	(5,310)	(5,648)	(5,884)
Net premiums	$279,169	$280,357	$286,128

The Company’s ceded reinsurance arrangements reduced certain other items in the accompanying financial statements by the following amounts as of and for the years ended December 31:

	2012	2011	2010
	(In Thousands)
Benefits paid or provided:
Affiliates	$—	$—	$—
Nonaffiliates	3,691	2,910	2,991
Policy and contract liabilities:
Affiliates	623,313	639,092	654,948
Nonaffiliates	55,361	52,153	50,521
Other admitted assets:
Affiliates	—	—	—
Nonaffiliates	316	150	320

Other than as described above, in 2012, 2011 and 2010, the Company did not commute any ceded reinsurance nor did it enter into or engage in any agreement that reinsures policies or contracts that were in-force or had existing reserves as of the effective date of such agreements.

49

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

5. Reinsurance (continued)

At December 31, 2012, the Company has no significant reserves ceded to unauthorized reinsurers. Amounts payable or recoverable for reinsurance on policy and contract liabilities are not subject to periodic or maximum limits. At December 31, 2012, the Company’s reinsurance recoverables are not material and no individual reinsurer owed the Company an amount that was equal to or greater than 3% of the Company’s capital and surplus.

Other than as described above, neither the Company nor any of its related parties control, directly or indirectly, any reinsurers with whom the Company conducts business. No policies issued by the Company have been reinsured with a foreign company, which is controlled, either directly or indirectly, by a party not primarily engaged in the business of insurance. The Company does not have any reinsurance agreements in effect under which the reinsurer may unilaterally cancel the agreement. At December 31, 2012, there are no reinsurance agreements in effect such that the amount of losses paid or accrued exceed the total direct premium collected. The Company remains obligated for amounts ceded in the event that the reinsurers do not meet their obligations.

There would be no reduction in surplus at December 31, 2012 if all reinsurance agreements were cancelled.

50

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

6. Federal Income Taxes

The Company and its eligible subsidiaries and affiliates file a consolidated federal income tax return. Amounts due (to)/from the subsidiaries and affiliates for federal income taxes were ($28.5) million and $7.3 million at December 31, 2012 and 2011, respectively. The tax years of 2011, 2010, 2009 and 2008 remain subject to examination by major tax jurisdictions.

The amount of federal income taxes incurred that will be available for recoupment at December 31, 2012, in the event of future net losses is $40.2 million, $38.0 million and $0.0 million from 2012, 2011 and 2010, respectively.

The components of the net deferred tax asset (liability) at December 31 are as follows:

	12/31/2012 (in thousands)
	(1)	(2)	(3)
			(Col 1+2)
	Ordinary	Capital	Total

(a) Gross deferred tax assets	$285,182	$27,578	$312,760
(b) Statutory valuation allowance adjustments	—	—	—
(c) Adjusted gross deferred tax assets (a – b)	285,182	27,578	312,760
(d) Deferred tax assets nonadmitted	—	—	—
(e) Subtotal net admitted deferred tax assets (c – d)	285,182	27,578	312,760
(f) Deferred tax liabilities	114,432	122,693	237,125
(g) Net admitted deferred tax asset/(net deferred tax liability) (e – f)	$170,750	$(95,115)	$75,635

	12/31/2011 (in thousands)
	(4)	(5)	(6)
			(Col 4+5)
	Ordinary	Capital	Total

(a) Gross deferred tax assets	$243,601	$39,280	$282,881
(b) Statutory valuation allowance adjustments	—	—	—
(c) Adjusted gross deferred tax assets (a – b)	243,601	39,280	282,881
(d) Deferred tax assets nonadmitted	—	—	—
(e) Subtotal net admitted deferred tax assets (c – d)	243,601	39,280	282,881
(f) Deferred tax liabilities	102,995	109,798	212,793
(g) Net admitted deferred tax asset/(net deferred tax liability) (e – f)	$140,606	$(70,518)	$70,088

51

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

6. Federal Income Taxes (continued)

	Change (in thousands)
	(7)	(8)	(9)
	(Col 1-4)	(Col 2-5)	(Col 7+8)
	Ordinary	Capital	Total
Change:

(a) Gross deferred tax assets	$41,581	$(11,702)	$29,879
(b) Statutory valuation allowance adjustments	—	—	—
(c) Adjusted gross deferred tax assets (a – b)	41,581	(11,702)	29,879
(d) Deferred tax assets nonadmitted	—	—	—
(e) Subtotal net admitted deferred tax assets (c – d)	41,581	(11,702)	29,879
(f) Deferred tax liabilities	11,437	12,895	24,332
(g) Net admitted deferred tax asset/(net deferred tax liability) (e – f)	$30,144	$(24,597)	$5,547

	12/31/2012 (in thousands)
	(1)	(2)	(3)
			(Col 1+2)
	Ordinary	Capital	Total
Admission Calculation Components SSAP No. 101

(a) Federal income taxes paid in prior years recoverable through loss carrybacks	$63,455	$12,500	$75,955

(b)   Adjusted gross deferred tax assets expected to be realized (excluding the amount of deferred tax assets from (a) above after application of the threshold limitation (the lesser of (b)1 and (b)2 below)

1. Adjusted gross deferred tax assets expected to be realized following the balance sheet date.	—	—	—
2. Adjusted gross deferred tax assets allowed per limitation threshold.	XXX	XXX	539,429
(c) Adjusted gross deferred tax assets (excluding the amount of deferred tax assets from (a) and (b) above) offset by gross deferred tax liabilities	221,727	15,078	236,805
(d) Deferred tax assets admitted as the result of application of SSAP No. 101
Total ((a) + (b) + (c))	$285,182	$27,578	$312,760

52

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

6. Federal Income Taxes (continued)

	12/31/2011 (in thousands)
	(4)	(5)	(6)
			(Col 4+5)
	Ordinary	Capital	Total

(a) Federal income taxes paid in prior years recoverable through loss carrybacks	$—	$5,500	$5,500
(b) Adjusted gross deferred tax assets expected to be realized (excluding the amount of deferred tax assets from (a) above after application of the threshold limitation (the lesser of (b)1 and (b)2 below)	65,689	—	65,689
1. Adjusted gross deferred tax assets expected to be realized following the balance sheet date.	65,689	—	65,689
2. Adjusted gross deferred tax assets allowed per limitation threshold.	XXX	XXX	531,389
(c) Adjusted gross deferred tax assets (excluding the amount of deferred tax assets from (a) and (b) above) offset by gross deferred tax liabilities	177,912	33,780	211,692
(d) Deferred tax assets admitted as the result of application of SSAP No. 101
Total ((a) + (b) + (c))	$243,601	$39,280	$282,881

	Change (in thousands)
	(7)	(8)	(9)
	(Col 1-4)	(Col 2-5)	(Col 7+8)
	Ordinary	Capital	Total

(a) Federal income taxes paid in prior years recoverable through loss carrybacks	$63,455	$7,000	$70,455
(b) Adjusted gross deferred tax assets expected to be realized (excluding the amount of deferred tax assets from (a) above after application of the threshold limitation (the lesser of (b)1 and (b)2 below)	(65,688)	—	(65,688)
1. Adjusted gross deferred tax assets expected to be realized following the balance sheet date.	(65,688)	—	(65,688)
2. Adjusted gross deferred tax assets allowed per limitation threshold.	XXX	XXX	8,039
(c) Adjusted gross deferred tax assets (excluding the amount of deferred tax assets from (a) and (b) above) offset by gross deferred tax liabilities	43,814	(18,702)	25,112
(d) Deferred tax assets admitted as the result of application of SSAP No. 101
Total ((a) + (b) + (c))	$41,581	$(11,702)	$29,879

53

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

6. Federal Income Taxes (continued)

	2012	2011
(a) Ratio percentage used to determine recovery period and threshold limitation amount.	985%	980%
(b) Amount of adjusted capital and surplus used to determine recovery period and threshold limitation in (b)2 above	$424,835	$412,942

	12/31/2012
	(1)	(2)	(3)
			(Col 1+2)
	Ordinary	Capital	Total
	Percent	Percent	Percent
Impact of tax planning strategies:

(a) Adjusted gross DTA (% of total adjusted gross DTAs)	5.02%	4.00%	9.02%
(b) Net admitted adjusted gross DTAs (% of total net admitted adjusted gross DTAs)	5.02%	4.00%	9.02%

	12/31/2011
	(4)	(5)	(6)
			(Col 4+5)
	Ordinary	Capital	Total
	Percent	Percent	Percent
Impact of tax planning strategies:

(a) Adjusted gross DTA (% of total adjusted gross DTAs)	0.00%	1.94%	1.94%
(b) Net admitted adjusted gross DTAs (% of total net admitted adjusted gross DTAs)	0.00%	1.94%	1.94%

	Change
	(7)	(8)	(9)
			(Col 7+8)
	Ordinary	Capital	Total
	Percent	Percent	Percent
Impact of tax planning strategies:

(a) Adjusted gross DTA (% of total adjusted gross DTAs)	5.02%	2.06%	7.08%
(b) Net admitted adjusted gross DTAs (% of total net admitted adjusted gross DTAs)	5.02%	2.06%	7.08%

54

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

6. Federal Income Taxes (continued)

Current income taxes incurred consist of the following major components:

	2012	2011	2010
	(in thousands)
(1) Current income tax

(a) Federal	$17,805	$(2,101)	$(2,860)
(b) Foreign	758	365	—
(c) Subtotal	18,563	(1,736)	(2,860)
(d) Federal income tax on net capital gains	19,330	35,371	11,783
(e) Utilization of capital loss carryforwards	—	—	—
(f) Other	4,028	(11,770)	(6,027)
(g) Federal and foreign income taxes incurred	$41,921	$21,865	$2,896

	2012	2011	Change
	(in thousands)
(2) Deferred tax assets

(a) Ordinary:
(1) Discounting of unpaid losses	$—	$—	$—
(2) Unearned premium revenue	—	—	—
(3) Policyholder reserves	63,152	57,707	5,445
(4) Investments	8,451	3,769	4,682
(5) Deferred acquisition costs	32,300	33,134	(834)
(6) Policyholder dividends accrual	9,383	9,579	(196)
(7) Fixed assets	2,266	1,201	1,066
(8) Compensation and benefits accrual	122,806	114,600	8,206
(9) Pension accrual	29,963	17,202	12,761
(10) Receivables – nonadmitted	11,057	731	10,327
(11) Net operating loss carryforward	—	—	—
(12) Tax credit carryforward	—	—	—
(13) Other	5,804	5,678	126
(99) Subtotal	285,182	243,601	41,581
(b) Statutory valuation allowance adjustment	—	—	—
(c) Nonadmitted	—	—	—
(d) Admitted ordinary deferred tax assets (2a99 – 2b – 2c)	285,182	243,601	41,581
(e) Capital:
(1) Investments	27,578	39,280	(11,702)
(2) Net capital loss carryforward	—	—	—
(3) Real estate	—	—	—
(4) Other	—	—	—
(99) Subtotal	27,578	39,280	(11,702)
(f) Statutory valuation allowance adjustment	—	—	—
(g) Nonadmitted	—	—	—
(h) Admitted capital deferred tax assets (2e99 – 2f – 2g)	27,578	39,280	(11,702)
(i) Admitted deferred tax assets (2d + 2h)	$312,760	$282,881	$29,879

55

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

6. Federal Income Taxes (continued)

	2012	2011	Change
	(in thousands)
(3) Deferred tax liabilities

(a) Ordinary:
(1) Investments	$83,321	$70,185	$13,136
(2) Fixed assets	4,713	4,767	(54)
(3) Deferred and uncollected premium	18,830	19,180	(350)
(4) Policyholder reserves	—	—	—
(5) (99) Other	7,568	8,863	(1,295)
Subtotal	114,432	102,995	11,437
(b) Capital:
(1) Investments	122,693	109,798	12,895
(2) Real estate	—	—	—
(3) Other	—	—	—
(99) Subtotal	122,693	109,798	12,895
(c) Deferred tax liabilities (3a99 + 3b99)	$237,125	$212,793	$24,332

	Current Year	Prior Year	Change

(4) Net deferred tax assets (liabilities) (2i – 3c)	$75,635	$70,088	$5,547

Among the more significant book to tax adjustments were the following:

	2012	Effective Tax Rate	2011	Effective Tax Rate	2010	Effective Tax Rate
	(in thousands)		(in thousands)		(in thousands)

Provision computed at statutory rate	$(162)	35.00%	$73,245	35.00%	$8,224	35.00%
Dividend received deduction	(5,391)	1162.78	(56,613)	(27.05)	(20,372)	(86.70)
Tax credits	(1,633)	352.18	(1,621)	(0.77)	(870)	(3.70)
Other invested assets	(8,310)	1792.33	1,716	0.82	1,387	5.90
Medicare Part D	—	0.00	—	0.00	4,900	20.85
FAS 87 pension	10,550	(2275.36)	7,221	3.45	7,432	31.63
Additional minimum pension liability	(12,761)	2752.14	(17,202)	(8.22)	—	0.00
Change in reserve valuation basis	—	0.00	—	0.00	12,182	51.84
Pension asset	—	0.00	(14,000)	(6.69)	—	0.00
Other	(658)	(141.84)	(2,609)	(1.25)	(3,463)	(14.73)
Total statutory income taxes	$(18,365)	3960.92%	$(9,863)	(4.71)%	$9,420	(40.09)%

Federal and foreign income taxes incurred	$22,591	(4872.31)%	$(13,506)	(6.45)%	$(8,887)	(37.82)%
Change in net deferred income taxes*	(40,956)	8833.23	3,643	1.74	18,307	77.91
Total statutory income taxes	$(18,365)	3960.92%	$(9,863)	(4.71)%	$9,420	40.09%

* Excludes change in net deferred income taxes on realized gains/losses of $1,141 and $(4,129) for the years ended December 31, 2012 and 2011, respectively.

56

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

7. Capital and Surplus

The Company is required by statutory regulations to meet minimum risk-based capital standards. Risk-based capital is a method of measuring the minimum amount of capital appropriate for an insurance company to support its overall business operations in consideration of its size and risk profile. At December 31, 2012 and 2011, the Company exceeded the minimum risk-based capital.

Ohio insurance law limits the amount of dividends that can be paid to a parent in a holding company structure without prior approval of the regulators to the greater of 10% of statutory surplus or statutory net income as of the preceding December 31 less any dividends paid in the preceding 12 months, but only to the extent of earned surplus as of the preceding December 31. Based on these limitations, the Company is able to pay dividends of up to $372.8 million in 2013 without seeking prior regulatory approval based on capital and surplus of $3,728.5 million at December 31, 2012.

8. Commitments and Contingencies

The Company is named as a defendant in various legal actions arising principally from claims made under insurance policies and contracts. The Company believes the resolution of these actions will not have a material effect on the Company’s financial position or results of operations.

The Company is currently being audited on behalf of multiple states’ treasury and controllers’ offices regarding laws and regulations concerning the identification, reporting and escheatment of unclaimed contract benefits or abandoned funds. In addition, the Company is involved in litigation involving related matters. The audits focus on identifying unreported death claims, matured annuities and retained asset accounts, and the use of the Social Security Death Master File to identify deceased insurance policy, annuity contract, and retained asset account holders. The litigation focuses on allegations regarding the identification of unreported death claims and the use of the Social Security Death Master File to identify deceased insurance policyholders. In addition, the Company is the subject of multistate regulatory inquiries and examinations with a similar focus on processes and procedures for identifying deceased insurance policy, annuity contract, and retained asset account holders and contacting beneficiaries. The audits and related examination activity may result in outreach and payments to beneficiaries, escheatment of funds deemed abandoned under state laws, accelerated escheatment of funds deemed abandoned pursuant to agreements with regulators, administrative contributions, interest, and/or penalties,

57

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

8. Commitments and Contingencies (continued)

and changes in our procedures for the identification of unreported claims and handling of escheatable property. The litigation seeks outreach and payments to beneficiaries and damages, among the relief sought. The amount of loss, if any, that the Company may ultimately recognize as a result of these audits, related examinations and litigation cannot be reasonably estimated.

At December 31, 2012, the Company does not have any material lease agreements as a lessee for office space or equipment.

At December 31, 2012, the Company has future commitments to provide additional capital contributions of $268.1 million to private equity and real estate joint ventures, limited partnerships and limited liability companies.

The Company guarantees the payment of all policyholder obligations of each of the following wholly-owned subsidiaries, Columbus Life and Integrity. In addition, the Company guarantees all policyholder obligations of National, a wholly-owned subsidiary of Integrity, and Lafayette Life, an affiliated entity which is wholly-owned by the Company’s parent, WSFG. Guarantees on behalf of wholly-owned subsidiaries or on behalf of related parties that are considered to be unlimited (as in the case of the guarantee on behalf of Lafayette Life) are exempt from the initial liability recognition criteria and therefore no liability has been recognized in the financial statements. Due to the unlimited nature of the guarantees, the Company is unable to estimate the maximum potential amount of future payments under the guarantees. In the unlikely event the guarantees would be triggered, the Company may be permitted to take control of the underlying assets to recover all or a portion of the amounts paid under the guarantees.

58

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

9. Annuity Reserves and Deposit-Type Contract Liabilities

At December 31, 2012, the Company’s general and separate account annuity reserves and deposit-type contract liabilities that are subject to discretionary withdrawal (with adjustment), subject to discretionary withdrawal (without adjustment), and not subject to discretionary withdrawal provisions are summarized as follows:

	General Account	Separate Account With Guarantees	Separate Account Non- guaranteed	Total	Percent
	(In Thousands)
Subject to discretionary withdrawal:
With fair value adjustment	$—	$—	$—	$—	—%
At book value less current surrender charge of 5% or more	—	—	—	—	—
At fair value	—	—	—	—	—
Total with adjustment or at market value	—	—	—	—	—
Subject to discretionary withdrawal at book value without adjustment (minimal or no charge or adjustment)	402,648	—	—	402,648	33.4
Not subject to discretionary withdrawal	12,069	—	790,238	802,307	66.6
Total annuity reserves and deposit-type contract liabilities (before reinsurance)	414,717	—	790,238	1,204,955	100.0%
Less reinsurance ceded	148,384	—	—	148,384
Net annuity reserves and deposit-type contract liabilities	$266,333	$—	$790,238	$1,056,571

Interest rate changes may have temporary effects on the sale and profitability of annuity products offered by the Company. Although the rates offered by the Company are adjustable in the long-term, in the short-term they may be subject to contractual and competitive restrictions, which may prevent timely adjustment. The Company’s management constantly monitors interest rates with respect to a spectrum of product durations and sells annuities that permit flexible responses to interest rate changes as part of the Company’s management of interest spreads. However, adverse changes in investment yields on invested assets will affect the earnings on those products with a guaranteed return.

59

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

10. Employee Retirement Benefits

The Company has a noncontributory pension plan under group annuity contracts covering substantially all employees and field representatives. In addition, the Company provides certain health care and life insurance benefits for retired employees or their beneficiaries. Substantially all of the Company’s employees and field representatives may become eligible for those benefits when they reach normal retirement age while working for the Company.

The Company uses a December 31 measurement date for all plans.

A summary of assets, obligations and assumptions of the pension and other postretirement benefit plans at December 31, are as follows:

	Pension Benefits		Postretirement Medical
	2012	2011	2012	2011
	(In Thousands)
Change in benefit obligation:
Benefit obligation at beginning of year	$820,214	$727,416	$155,457	$151,736
Service cost	16,800	14,702	5,226	5,396
Interest cost	38,925	40,815	7,515	8,582
Medicare Part D payments received	—	—	2,013	1,778
ERRP reimbursement received	—	—	—	905
Contribution by plan participants	—	—	3,806	3,191
Actuarial (gain) loss	78,993	81,094	22,150	(6,254)
Benefits paid	(46,346)	(43,813)	(18,683)	(15,596)
Plan amendments	(2,870)	—	—	—
Business combinations, divestitures, curtailments, settlements and special termination benefits	—	—	—	5,719
Benefit obligation at end of year	$905,716	$820,214	$177,484	$155,457

Change in plan assets:
Fair value of plan assets at beginning of year	$740,043	$726,156	$—	$—
Actual return on plan assets	96,541	17,700	—	—
Employer contribution	—	40,000	12,863	9,722
Plan participants’ contributions	—	—	3,806	3,191
Medicare Part D payments received	—	—	2,013	1,778
ERRP reimbursement received	—	—	—	905
Benefits paid	(46,346)	(43,813)	(18,682)	(15,596)
Fair value of plan assets at end of year	$790,238	$740,043	$—	$—

60

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

10. Employee Retirement Benefits (continued)

	Pension Benefits		Postretirement Medical
	2012	2011	2012	2011
	(In Thousands)
Funded status:
(Unfunded) overfunded obligation	$(115,478)	$(80,171)	$(177,484)	$(155,457)
Unamortized prior service cost	(37,696)	(38,426)	(21,460)	(24,315)
Unrecognized net (gain) or loss	581,564	591,315	(31,180)	(55,686)
Prepaid assets* (accrued liabilities)	$428,390	$472,718	$(230,124)	$(235,458)

Accumulated benefit obligation for vested employees and partially vested employees to the extent vested	$875,740	$789,193	$(177,484)	$(155,457)

Benefit obligation for nonvested employees:
Projected pension obligation	$7,743	$6,233	$—	$—
Accumulated benefit obligation	$5,126	$4,648	$—	$—

*Indicates nonadmitted

	Pension Benefits
	2012	2011	2010
	(In Thousands)
Components of net periodic benefit cost:
Service cost	$16,800	$14,702	$15,998
Interest cost	38,925	40,815	43,346
Expected return on plan assets	(55,515)	(55,298)	(61,015)
Amount of recognized gains and losses	47,718	40,103	36,444
Amount of prior service cost recognized	(3,600)	(3,318)	1,586
Total net periodic benefit cost (benefit)	$44,328	$37,004	$36,359

	Postretirement Medical
	2012	2011	2010
	(In Thousands)
Components of net periodic benefit cost:
Service cost	$5,226	$5,396	$4,233
Interest cost	7,515	8,582	8,689
Amount of recognized gains and losses	(2,356)	(2,244)	(2,922)
Amount of prior service cost recognized	(2,855)	(2,872)	(2,872)
Total net periodic benefit cost (benefit)	$7,530	$8,862	$7,128

61

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

10. Employee Retirement Benefits (continued)

Weighted-average assumptions used to determine net periodic benefit cost for the year ended December 31:

	Pension Benefits		Postretirement Medical
	2012	2011	2012	2011

Weighted-average discount rate	4.90%	5.75%	4.90%	5.75%
Rate of compensation increase	4.60%	4.60%	4.60%	4.60%
Expected long-term rate of return on plan assets	7.50%	7.50%	N/A	N/A

Weighted-average assumptions used to determine the benefit obligation at December 31:

	Pension Benefits		Postretirement Medical
	2012	2011	2012	2011

Weighted-average discount rate	4.20%	4.90%	4.00%	4.90%
Rate of compensation increase	4.60%	4.60%	4.60%	4.60%

The Company’s additional minimum pension liability was $85.6 million and $49.1 million at December 31, 2012 and 2011, respectively. At December 31, 2012, there was a net surplus decrease of $23.7 million resulting from a $36.5 million increase in the additional minimum pension liability partially offset by a tax benefit of $12.8 million.

The Company’s discount rate assumption is determined by utilizing a discounted cash flow analysis of the Company’s obligations. The yield curve utilized in the cash flow analysis is comprised of highly rated (Aaa or Aa) corporate bonds. The discount rate was reduced from 4.90% at December 31, 2011 to 4.20% at December 31, 2012. This resulted in a $75.0 million increase in the pension benefit obligation in 2012.

Effective January 1, 2012, the Company’s postretirement benefit plan was merged with the postretirement benefit plan of Lafayette Life. The plan merger was formally approved in December of 2011; therefore, the Company increased its postretirement benefit obligation by $5.5 million to reflect its additional liability at December 31, 2011 and recorded a receivable from Lafayette Life in an equivalent amount.

62

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

10. Employee Retirement Benefits (continued)

On September 22, 2010, the Company adopted an amendment to the pension plan that changes the formula used to calculate plan participant benefits prospectively effective January 1, 2011, subject to special transition provisions applicable to participants whereby the sum of years of service and age is equal to or greater than 70. The plan amendment is expected to reduce the annual service cost accrued and participant benefits paid by the pension plan in future years. The impact to future service cost accrued and participant benefits paid will depend on various factors including length of service and retirement age. The plan amendment resulted in a $49.6 million decrease in the pension benefit obligation in 2010.

The Company employs a prospective building block approach in determining the long-term expected rate of return for plan assets. Historical returns are determined by asset class. The historical relationships between equities, fixed income securities, and other assets are reviewed. The Company applies long-term asset return estimates to the plan’s target asset allocation to determine the weighted-average long-term return. The Company’s long-term asset allocation was determined through modeling long-term returns and asset return volatilities and is guided by an investment policy statement created for the plan.

The asset allocation for the defined benefit pension plan at the end of 2012 and 2011, and the target allocation for 2012 by asset category, are as follows:

	Target Allocation Percentage	Percentage of Plan Assets
	2012	2012	2011
Asset category:
Equity securities	51%	56%	54%
Fixed income securities	27	20	20
Short-term investments	—	—	—
Other	22	24	26
Total	100%	100%	100%

The plan employs a total return investment approach whereby a mix of fixed income and equity investments are used to maximize the long-term return of plan assets for a prudent level of risk. Risk tolerance is established through careful consideration of plan liabilities, plan funded status,

63

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

10. Employee Retirement Benefits (continued)

and corporate financial condition. The total portfolio is structured with multiple sub-portfolios, each with a specific fixed income or equity asset management discipline. Each sub-portfolio is subject to individual limitations and performance benchmarks as well as limitations at the consolidated portfolio level. Quarterly asset allocation meetings are held to evaluate portfolio asset allocations and to establish the optimal mix of assets given current market conditions and risk tolerance. Investment mix is measured and monitored on an ongoing basis through regular investment reviews, annual liability measurements, and periodic asset/liability studies.

The Company’s pension plan assets consist primarily of debt and equity securities, mutual funds and private equity funds, all of which are carried at fair value.

Fair value is defined as the price that would be received to sell an asset in an orderly transaction between market participants at the measurement date (an exit price). The fair value hierarchy prioritizes the inputs to valuation techniques used to measure fair value into three levels.

•                  Level 1 — Quoted prices (unadjusted) in active markets for identical assets or liabilities. The Company’s Level 1 assets primarily include exchange-traded equity securities and mutual funds.

•                  Level 2 — Inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. The Company’s Level 2 assets primarily include certain debt securities for which public price quotations are not available, but that use other market-observable inputs from third-party pricing service quotes or internal valuation models using observable inputs.

•                  Level 3 — Significant unobservable inputs for the asset or liability. The Company’s Level 3 assets primarily include private equity fund interests.

Debt Securities

The fair values of actively traded debt securities have been determined through the use of third-party pricing services utilizing market observable inputs.

Equity Securities

The fair values of actively traded equity securities have been determined utilizing publicly quoted prices from third-party pricing services.

64

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

10. Employee Retirement Benefits (continued)

Mutual Funds

The fair values of mutual funds have been determined utilizing the net asset values of the funds.

Private Equity and Fixed Income Funds

The fair values of private equity and fixed income funds have been determined utilizing the net asset values of the funds.

The fair value of the pension plan’s assets by asset category is as follows:

	Assets Measured at	Fair Value Hierarchy Level
	Fair Value	Level 1	Level 2	Level 3
	(In Thousands)
At December 31, 2012:
Debt securities:
U.S. Treasury securities and obligations of U.S. government corporations and agencies	$19,772	$19,772	$—	$—
Debt securities issued by states of the U.S. and political subdivisions of the states	3,144	—	3,144	—
Corporate securities	99,006	—	99,006	—
Residential mortgage-backed securities	19,322	—	19,322	—
Commercial mortgage-backed securities	12,691	—	12,691	—
Asset-backed securities	4,494	—	4,494	—
Equity securities:
Common equity	283,318	283,318	—	—
Mutual funds	155,499	155,499	—	—
Other invested assets:
Private equity and fixed income funds	177,113	—	—	177,113
Other assets	6,894	—	—	6,894
Total plan assets	$781,253	$458,589	$138,657	$184,007

65

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

10. Employee Retirement Benefits (continued)

	Assets Measured at	Fair Value Hierarchy Level
	Fair Value	Level 1	Level 2	Level 3
	(In Thousands)
At December 31, 2011:
Debt securities:
U.S. Treasury securities and obligations of U.S. government corporations and agencies	$12,138	$12,138	$—	$—
Debt securities issued by states of the U.S. and political subdivisions of the states	3,635	—	3,635	—
Corporate securities	93,991	—	93,991	—
Residential mortgage-backed securities	21,054	—	21,054	—
Commercial mortgage-backed securities	18,456	—	18,456	—
Equity securities:
Common equity	260,862	260,862	—	—
Mutual funds	140,872	140,872	—	—
Other invested assets:
Private equity and fixed income funds	156,745	—	—	156,745
Surplus notes	2,118	—	2,118	—
Other assets	30,172	—	9,270	20,902
Total plan assets	$740,043	$413,872	$148,524	$177,647

66

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

10. Employee Retirement Benefits (continued)

The reconciliation for all plan assets measured at fair value using significant unobservable inputs (Level 3) for the year ended December 31, 2012, is as follows:

		Actual Return Gains (Losses) on Plan Assets
	Beginning Assets as of January 1, 2012	Relating to Assets Still Held at the Reporting Date	Relating to Assets Sold During the Period	Purchases, Sales, Issuances and Settlements	Transfers Into Level 3	Transfers Out of Level 3	Ending Assets as of December 31, 2012
	(In Thousands)
Other invested assets:
Private equity and fixed income funds	$156,745	$20,139	$—	$229	$—	$—	$177,113
Other assets	20,902	(10,499)	—	(3,509)	—	—	6,894
Total	$177,647	$9,640	$—	$(3,280)	$—	$—	$184,007

The gross purchases, issuances, sales and settlements included in the reconciliation for all assets measured at fair value on a recurring basis using significant unobservable inputs (Level 3) for the year ended December 31, 2012, is as follows:

	Purchases	Issuances	Sales	Settlements	Net Purchases, Issuances, Sales and Settlements
	(In Thousands)
Other invested assets:
Private equity and fixed income funds	$10,988	$—	$—	$(10,759)	$229
Other Assets	—	—	—	(3,509)	$(3,509)
Total	$10,988	$—	$—	$(14,268)	$(3,280)

67

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

10. Employee Retirement Benefits (continued)

The reconciliation for all plan assets measured at fair value using significant unobservable inputs (Level 3) for the year ended December 31, 2011, is as follows:

		Actual Return Gains (Losses) on Plan Assets
	Beginning Assets as of January 1, 2011	Relating to Assets Still Held at the Reporting Date	Relating to Assets Sold During the Period	Purchases, Sales, Issuances and Settlements	Transfers Into Level 3	Transfers Out of Level 3	Ending Assets as of December 31, 2011
	(In Thousands)
Other invested assets:
Private equity and fixed income funds	$133,948	$10,348	$—	$12,449	$—	$—	$156,745
Other assets	10,404	10,498	—	—	—	—	20,902
Total	$144,352	$20,846	$—	$12,449	$—	$—	$177,647

The gross purchases, issuances, sales and settlements included in the reconciliation for all assets measured at fair value on a recurring basis using significant unobservable inputs (Level 3) for the year ended December 31, 2011, is as follows:

	Purchases	Issuances	Sales	Settlements	Net Purchases, Issuances, Sales and Settlements
	(In Thousands)
Other invested assets:
Private equity and fixed income funds	$20,576	$—	$—	$(8,127)	$12,449
Total	$20,576	$—	$—	$(8,127)	$12,449

For measurement purposes of the postretirement benefit obligation, a 5.75% annual rate of increase in the per capita cost of covered health care benefits is assumed for 2012. The rate was assumed to decrease gradually to 4.75% for 2017 and remain at that level thereafter.

Increasing or decreasing the assumed health care cost trend rate assumption by one percentage point in each year would increase (decrease) the postretirement benefit obligation as of December 31, 2012, by $20.7 million and $(17.6) million, respectively, and the estimated interest cost components of net period postretirement benefit cost for 2012 by $1.7 million and $(1.5) million, respectively.

68

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

10. Employee Retirement Benefits (continued)

The Company made contributions to the postretirement medical plan of $14.9 million in 2012 and expects to contribute $113.3 million between 2013 and 2022, inclusive. The Company received $2.0 million of subsidies in 2012. Effective January 1, 2013, the Company’s postretirement medical plan will no longer collect the Medicare Part D Subsidy.

At December 31, 2012, the assets of the Company’s pension include approximately $98.9 million invested in the Touchstone Family of Funds, which are administered by the Company, $157.8 million invested in private equity and fixed income funds managed by Fort Washington Investment Advisors, Inc. and a $7.7 million investment in a group annuity contract issued by Lafayette Life. At December 31, 2011, the assets of the Company’s pension include approximately $101.7 million invested in the Touchstone Family of Funds, which are administered by the Company, $144.9 million invested in private equity and fixed income funds managed by Fort Washington Investment Advisors, Inc. and a $7.7 million investment in a group annuity contract issued by Lafayette Life.

As of December 31, 2012, future benefit payments for the pension plan are expected as follows (in millions):

2013	$46.9
2014	47.5
2015	48.2
2016	49.1
2017	50.1
Five years thereafter	267.2

Future benefit payments for the postretirement medical plan are expected as follows (in millions):

2013	$12.3
2014	12.2
2015	12.1
2016	12.0
2017	11.7
Five years thereafter	53.0

69

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

10. Employee Retirement Benefits (continued)

The Company does not anticipate a required contribution to the pension plan during 2013. The Company contributed approximately $12.9 million during 2012 to its postretirement medical plan.

The Company sponsors a contributory employee retirement savings plan covering substantially all eligible, full-time employees. This plan is subject to the provisions of the Employee Retirement Income Security Act of 1974 (ERISA). The Company’s contributions to the plan are based on a combination of the employee’s contributions to the plan and a percentage of the employee’s earnings for the year. The total Company’s contributions to the defined contribution plan were $3.8 million, $3.6 million, and $1.7 million for 2012, 2011 and 2010, respectively.

11. Premium and Annuity Considerations Deferred and Uncollected

Deferred and uncollected life insurance premiums and annuity considerations at December 31, 2012 were as follows:

		Net of
	Gross	Loading
	(In Thousands)

Ordinary new business	$8,058	$479
Ordinary renewal	78,248	52,938
Accident and health renewal	550	383
Total	$86,856	$53,800

70

Financial Statement Schedules (Statutory-Basis)

The Western and Southern Life Insurance Company

Summary of Investments — Other Than Investments in Related Parties

December 31, 2012

(In Thousands)

Schedule I

			Amount at Which
		Market	Shown in the
Type of Investment	Cost (1)	Value	Balance Sheet

Debt securities
Bonds:
United States government and government agencies and authorities	$120,608	$126,095	$120,608
States, municipalities and political subdivisions	610,008	650,377	610,008
Foreign governments	43,546	45,809	43,546
All other corporate bonds	2,608,467	3,090,571	2,608,467
Preferred stocks	112	112	112
Total fixed maturities	3,382,741	3,912,964	3,382,741

Equity securities
Common stocks:
Industrial, miscellaneous and all other	819,611	1,127,614	1,127,614

Mortgage loans on real estate	31,793		31,793
Real estate	31,059		31,059
Policy loans	175,190		175,190
Other long-term investments	172,724		172,724
Cash, cash equivalents and short-term investments	139,960		139,960
Total investments	$4,753,078		$5,061,081

(1) Original cost of equity securities and, as to fixed maturities, original cost reduced by repayments and adjusted for amortization of premiums or accrual discounts.

71

The Western and Southern Life Insurance Company

Supplementary Insurance Information

(In Thousands)

Schedule III

						Benefits,
	Future					Claims
	Policy		Policy and		Net	Losses and	Other
	Benefits and	Unearned	Contract	Premium	Investment	Settlement	Operating	Premiums
	Expenses	Premiums	Liabilities	Revenue	Income*	Expenses	Expenses*	Written

Year ended December 31, 2012
Individual life	$2,541,770	$—	$48,593	$242,288	$194,459	$249,071	$88,801
Individual health	217,501	2,238	3,737	26,278	14,879	20,009	16,371	$26,272
Group life and health	89,242	—	360	5,908	1,509	8,447	127	—
Annuity	9,967	—	11,552	4,695	694	147,579	884
Corporate and other	—	—	—	—	67,633	—	41,833
	$2,858,480	$2,238	$64,242	$279,169	$279,174	$425,106	$148,016

Year ended December 31, 2011
Individual life	$2,525,123	$—	$31,869	$244,963	$195,796	$224,913	$92,861
Individual health	218,463	2,378	3,746	28,261	15,287	17,528	16,793	$28,234
Group life and health	86,182	—	1,283	3,605	3,133	7,780	149	—
Annuity	10,454	—	10,727	3,540	645	163,850	1,120
Corporate and other	—	—	—	—	227,752	—	45,416
	$2,840,222	$2,378	$47,625	$280,369	$442,613	$414,071	$156,339

Year ended December 31, 2010
Individual life	$2,512,010	$—	$28,890	$249,087	$196,920	$230,179	$92,852
Individual health	220,824	2,577	3,768	30,327	15,484	5,767	17,026	$30,308
Group life and health	84,040	—	555	4,854	1,858	8,144	122	—
Annuity	10,999	—	14,413	1,987	690	126,870	752
Corporate and other	—	—	—	—	86,252	—	42,933
	$2,827,873	$2,577	$47,626	$286,255	$301,204	$370,960	$153,685

*Allocations of net investment income and other operating expenses are based on a number of assumptions and estimates, and the results would change if different methods were applied.

72

The Western and Southern Life Insurance Company

Reinsurance

(In Thousands)

Schedule IV

					Percentage
		Ceded to	Assumed		of Amount
	Gross	Other	From Other	Net	Assumed
	Amount	Companies	Companies	Amount	to Net

Year ended December 31, 2012
Life insurance in force	$16,167,884	$2,142,534	$454,946	$14,480,296	3%
Premiums:
Individual life	$241,983	$1,129	$1,434	$242,288	1%
Individual health	30,459	4,181	—	26,278	—
Group life and health	5,908	—	—	5,908	—
Annuity	172	—	4,523	4,695	96%
	$278,522	$5,310	$5,957	$279,169	2%

Year ended December 31, 2011
Life insurance in force	$16,480,336	$2,247,848	$477,216	$14,709,704	3%
Premiums:
Individual life	$245,282	$1,501	$1,182	$244,963	0%
Individual health	32,408	4,147	—	28,261	—
Group life and health	3,605	—	—	3,605	—
Annuity	248	—	3,292	3,540	93%
	$281,543	$5,648	$4,474	$280,369	2%

Year ended December 31, 2010
Life insurance in force	$16,870,507	$2,383,505	$441,468	$14,928,470	3%
Premiums:
Individual life	$249,741	$1,589	$934	$249,086	0%
Individual health	34,622	4,295	—	30,327	—
Group life and health	4,855	—	—	4,855	—
Annuity	83	—	1,904	1,987	96%
	$289,301	$5,884	$2,838	$286,255	1%

73

PART C - Other Information

Item 24.                   Financial Statements and Exhibits

(a)         Financial Statements included in Part A:

Condensed Financial Information for the Portfolios

Financial Statements included in Part B:

Separate Account I of Integrity Life Insurance Company:

Report of Independent Registered Public Accounting Firm

Statements of Assets and Liabilities as of December 31, 2012

Statements of Operations for the Year Ended December 31, 2012

Statements of Changes in Net Assets for the Years Ended December 31, 2012 and 2011

Notes to Financial Statements

Integrity Life Insurance Company (Depositor):

Report of Independent Registered Public Accounting Firm

Balance Sheets (Statutory-Basis) as of December 31, 2012 and 2011

Statements of Operations (Statutory-Basis) for the Years Ended December 31, 2012, 2011 and 2010

Statements of Changes in Capital and Surplus (Statutory-Basis) for the Years Ended December 31, 2012, 2011 and 2010

Statements of Cash Flow (Statutory-Basis) for the Years Ended December 31, 2012, 2011 and 2010

Notes to Financial Statements (Statutory-Basis)

The Western and Southern Life Insurance Company (Guarantor):

Report of Independent Registered Public Accounting Firm

Balance Sheets (Statutory-Basis) as of December 31, 2012 and 2011

Statements of Operations (Statutory-Basis) for the Years Ended December 31, 2012, 2011 and 2010

Statements of Changes in Capital and Surplus (Statutory-Basis) for the Years Ended December 31, 2012, 2011 and 2010

Statements of Cash Flow (Statutory-Basis) for the Years Ended December 31, 2012, 2011 and 2010

Notes to Financial Statements (Statutory-Basis)

(b)  Exhibits:

The following exhibits are filed herewith or incorporated by reference as indicated:

1.              Resolutions of the Board of Directors of Integrity Life Insurance Company (Integrity) authorizing the establishment of Separate Account I, the Registrant.  Incorporated by reference to Exhibit 99.1 to Registrant’s Post-Effective Amendment No. 15 to registration statement on Form N-4 (File No. 333-44876), filed November 7, 2008.

2.              Not applicable

3.

a.

Form of Selling/General Agent Agreement between Integrity, Touchstone Securities, Inc. and broker dealers. Incorporated by reference to Exhibit 99.3(A) to Registrant’s initial registration statement on Form N-4 (File No. 333-178438), filed December 12, 2011.

b.

Variable Contract Principal Underwriter Agreement with Touchstone Securities, Inc. dated January 1, 2006. Incorporated by reference to Exhibit 99.3(B) to Registrant’s initial registration statement on Form N-4 (File No. 333-178438), filed December 12, 2011.

4.

a.	Form of variable annuity contract. Incorporated by reference to Exhibit 99.4(A) to Registrant’s initial registration statement on Form N-4 (File No. 333-175480), filed July 12, 2011.
b.	Form of Guaranteed Minimum Accumulation Benefit Rider. Incorporated by reference to Exhibit 99.4(B) to Registrant’s Post-Effective Amendment No. 1 to registration statement on Form N-4 (File No. 333-

1

175480), filed April 25, 2012.
c.

Form of Guaranteed Minimum Withdrawal Benefit and Schedule Page. Incorporated by reference to Exhibit 99.4(C) to Registrant’s Post-Effective Amendment No. 1 to registration statement on Form N-4 (File No. 333-175480), filed April 25, 2012.

d.

Form of Individual Guaranteed Lifetime Withdrawal Benefit and Schedule Page. Incorporated by reference to Exhibit 99.4(B) to Registrant’s Post-Effective Amendment No. 1 to registration statement on Form N-4 (File No. 333-177616), filed April 25, 2012.

e.

Form of Spousal Guaranteed Lifetime Withdrawal Benefit and Schedule Page. Incorporated by reference to Exhibit 99.4(C) to Registrant’s Post-Effective Amendment No. 1 to registration statement on Form N-4 (File No. 333-177616), filed April 25, 2012.

5.              Form of Application.  Incorporated by reference to Exhibit 99.5 to Registrant’s Post-Effective Amendment No. 34 to registration statement on form N-4 (File No. 033-51268), filed April 23, 2010.

6.

a.	Certificate of Incorporation of Integrity. Incorporated by reference to Exhibit 99.6(A) to Registrant’s initial registration statement on Form N-4 (File No. 333-178438), filed December 12, 2011.
b.	By-Laws of Integrity. Incorporated by reference to Exhibit 99.6(B) to Registrant’s initial registration statement on Form N-4 (File No. 333-178438), filed December 12, 2011.

7.

a.

Reinsurance Agreement between Integrity and Connecticut General Life Insurance Company effective January 1, 1995. Incorporated by reference to Exhibit 99.7(A) to Registrant’s Post Effective Amendment No. 5 to registration statement on Form N-4 (File No. 033-56654), filed May 1, 1996.

b.

Amendments dated May 1, 1996, June 12, 1998, September 24, 1999 and May 1, 2000 to Reinsurance Agreement between Integrity and Connecticut General Life Insurance Company effective January 1, 1995. Incorporated by reference to Exhibit 99.7(B) to Post-Effective Amendment No. 34 on Form N-4 (File No. 033-56654), filed April 24, 2009.

c.

Reinsurance Agreement between Integrity and Connecticut General Life Insurance Company effective January 1, 1997 and amendments dated October 1, 1997, June 12, 1998, September 24, 1999 and May 1, 2000 to that Reinsurance Agreement. Incorporated by reference to Exhibit 99.7(C) to Post-Effective Amendment No. 34 on Form N-4 (File No. 033-56654), filed April 24, 2009.

8.

a.

Amended and Restated Participation Agreement among Variable Insurance Products Funds, Fidelity Distributors Corporation and Integrity dated August 10, 2007. Incorporated by reference to Exhibit 99.8(A) to Registrant’s Post-Effective Amendment No. 14 to registration statement on Form N-4 (File No. 333-44876), filed April 23, 2008.

b.

Amendment No. 1 to Amended and Restated Participation Agreement among Variable Insurance Products Funds, Fidelity Distributors Corporation and Integrity dated August 10, 2007. Incorporated by reference to Exhibit 99.8(B) to Registrant’s Post-Effective Amendment No. 14 to registration statement on Form N-4 (File No. 333-44876), filed April 23, 2008.

c.

Service Agreement between Fidelity Investments Institutional Operations Company, Inc. and Integrity dated May 1, 2007. Incorporated by reference to Exhibit 99.8(C) to Registrant’s Post-Effective Amendment No. 14 to registration statement on Form N-4 (File No. 333-44876), filed April 23, 2008.

d.

Rule 22c-2 Agreement between Fidelity Distributors Corporation and Integrity dated March 26, 2007. Incorporated by reference to Exhibit 99.8(D) to Registrant’s Post-Effective Amendment No. 14 to registration statement on Form N-4 (File No. 333-44876), filed April 23, 2008.

e.

Participation Agreement among Franklin Templeton Variable Insurance Products Trust, Franklin Templeton Distributors, Inc., Touchstone Securities, Inc. and Integrity dated January 6, 2003. Incorporated by reference to Exhibit 99.8(E) to Registrant’s Post-Effective Amendment No. 1 to registration statement on form N-4 (File No. 333-177616), filed April 25, 2012.

f.

Amendment No.1 to Participation Agreement among Franklin Templeton Variable Insurance Products Trust, Franklin Templeton Distributors, Inc., Touchstone Securities, Inc. and Integrity dated May 3, 2004. Incorporated by reference to Exhibit 99.8(F) to Registrant’s Post-Effective Amendment No. 1 to registration statement on form N-4 (File No. 333-177616), filed April 25, 2012.

g.

Amendment No. 3 to Participation Agreement among Franklin Templeton Variable Insurance Products Trust, Franklin Templeton Distributors, Inc., Touchstone Securities, Inc. and Integrity dated May 1, 2007. Incorporated by reference to Exhibit 99.8(F) to Registrant’s Post-Effective Amendment No. 14 to registration statement on Form N-4 (File No. 333-44876), filed April 23, 2008.

h.	Amendment No. 4 to Participation Agreement among Franklin Templeton Variable Insurance Products

2

Trust, Franklin Templeton Distributors, Inc., Touchstone Securities, Inc. and Integrity dated November 29, 2007. Incorporated by reference to Exhibit 99.8(G) to Registrant’s Post-Effective Amendment No. 14 to registration statement on Form N-4 (File No. 333-44876), filed on April 23, 2008.

i.

Amendment No. 5 to Participation Agreement among Franklin Templeton Variable Insurance Products Trust, Franklin Templeton Distributors, Inc., Touchstone Securities, Inc. and Integrity dated November 29, 2010. Incorporated by reference to Exhibit 99.8(I) to Registrant’s Post-Effective Amendment No. 1 to registration statement on Form N-4 (File No. 333-177616), filed April 25, 2012.

j.

Fund Participation Agreement among JPMorgan Insurance Trust, JPMorgan Investment Advisors Inc., J.P. Morgan Investment Management Inc., JPMorgan Funds Management, Inc. and Integrity dated April 24, 2009. Incorporated by reference to Exhibit 99.8(J) to Registrant’s Post-Effective Amendment No. 1 to registration statement on Form N-4 (File No. 333-177616), filed April 25, 2012.

k.

Supplemental Payment Agreement between JPMorgan Investment Advisors Inc., J.P. Morgan Investment Management Inc. and Integrity dated April 24, 2009. Incorporated by reference to Exhibit 99.8(K) to Registrant’s Post-Effective Amendment No. 1 to registration statement on Form N-4 (File No. 333-177616), filed April 25, 2012.

l.

Participation Agreement among PIMCO Variable Insurance Trust, Allianz Global Investors Distributors LLC and Integrity dated January 1, 2008. Incorporated by reference to Exhibit 99.8(D) to Registrant’s Post-Effective Amendment No. 30 to registration statement on Form N-4 (File No. 033-56654), filed December 5, 2007.

m.

Novation of and Amendment to Participation Agreement among PIMCO Variable Insurance Trust, Allianz Global Investors Distributors LLC, PIMCO Investments LLC and Integrity dated April 1, 2011. Incorporated by reference to Exhibit 99.8(M) to Registrant’s Post-Effective Amendment No. 1 to registration statement on Form N-4 (File No. 333-177616), filed April 25, 2012.

n.

Selling Agreement between Allianz Global Investors Distributors LLC and Integrity dated January 1, 2008. Incorporated by reference to Exhibit 99.8(E) to Registrant’s Post-Effective Amendment No. 30 to registration statement on Form N-4 (File No. 033-56654), filed December 5, 2007.

o.

Services Agreement between Pacific Investment Management Company LLC and Integrity dated January 1, 2008. Incorporated by reference to Exhibit 99.8(F) to Registrant’s Post-Effective Amendment No. 30 to registration statement on Form N-4 (File No. 033-56654), filed December 5, 2007.

p.

Termination, New Agreements and Amendments Relating to Intermediary Agreements for PIMCO Variable Insurance Trust among Allianz Global Investors Distributors LLC, PIMCO Investments LLC and Integrity dated April 1, 2011. Incorporated by reference to Exhibit 99.8(P) to Registrant’s Post-Effective Amendment No. 1 to registration statement on Form N-4 (File No. 333-177616), filed April 25, 2012.

q.

Participation Agreement among Rydex Variable Trust, Rydex Distributors, Inc. and Integrity dated January 1, 2008. Incorporated by reference to Exhibit 99.8(G) to Registrant’s Post-Effective Amendment No. 30 to registration statement on Form N-4 (File No. 033-56654), filed December 5, 2007.

r.

Amendment No. 1 to Participation Agreement among Rydex Variable Trust, Rydex Distributors, Inc. and Integrity dated November 1, 2009. Incorporated by reference to Exhibit 99.8(R) to Registrant’s Post-Effective Amendment No. 1 to registration statement on Form N-4 (File No. 333-177616), filed April 25, 2012.

s.

Amendment No. 2 to Participation Agreement among Rydex Variable Trust, Rydex Distributors, LLC (formerly Rydex Distributors, Inc.) and Integrity dated December 20, 2010. Incorporated by reference to Exhibit 99.8(S) to Registrant’s Post-Effective Amendment No. 1 to registration statement on Form N-4 (File No. 333-177616), filed April 25, 2012.

t.

Variable Product Services Agreement between Rydex Distributors, Inc. and Integrity dated January 1, 2008. Incorporated by reference to Exhibit 99.8(H) to Registrant’s Post-Effective Amendment No. 30 to registration statement on Form N-4 (File No. 033-56654), filed December 5, 2007.

u.

Amendment No. 1 to Variable Product Services Agreement between Rydex Distributors, LLC (formerly Rydex Distributors, Inc.) and Integrity dated December 20, 2010. Incorporated by reference to Exhibit 99.8(U) to Registrant’s Post-Effective Amendment No. 1 to registration statement on Form N-4 (File No. 333-177616), filed April 25, 2012.

v.

Administrative Services Agreement between PADCO Advisors II, Inc. and Integrity dated January 1, 2008. Incorporated by reference to Exhibit 99.8(I) to Registrant’s Post-Effective Amendment No. 30 to registration statement on Form N-4 (File No. 033-56654), filed December 5, 2007.

w.

Amendment No. 1 to Administrative Services Agreement between Rydex Advisors II, LLC (formerly PADCO Advisors II, Inc.) and Integrity dated December 20, 2010. Incorporated by reference to Exhibit 99.8(W) to Registrant’s Post-Effective Amendment No. 1 to registration statement on Form N-4 (File No.

3

333-177616), filed April 25, 2012.
x.

Fund Participation Agreement between Touchstone Variable Series Trust and Integrity dated April 30, 2001. Incorporated by reference to Exhibit 99.8(H) to Registrant’s Post-Effective Amendment No. 14 to registration statement on Form N-4 (File No. 033-56654), filed October 15, 2001.

y.

Amendment No. 1 to Fund Participation Agreement between Touchstone Variable Series Trust and Integrity dated January 26, 2006. Incorporated by reference to Exhibit 99.8(Y) to Registrant’s Post-Effective Amendment No. 1 to registration statement on form N-4 (File No. 333-177616), filed April 25, 2012.

z.

Amendment No. 2 to Fund Participation Agreement among Touchstone Variable Series Trust, Touchstone Advisors, Inc. and Integrity dated December 31, 2009. Incorporated by reference to Exhibit 99.8(Z) to Registrant’s Post-Effective Amendment No. 1 to registration statement on form N-4 (File No. 333-177616), filed April 25, 2012.

aa.

22c-2 Agreement between Touchstone Variable Series Trust and Integrity dated February 14, 2008. Incorporated by reference to Exhibit 99.8(Q) to Registrant’s Post-Effective Amendment No. 14 to registration statement on Form N-4 (File No. 333-44876), filed April 23, 2008.

bb.

Shareholder Services Agreement between Touchstone Advisors, Inc. and Integrity dated January 1, 2008. Incorporated by reference to Exhibit 99.8(R) to Registrant’s Post-Effective Amendment No. 14 to registration statement on Form N-4 (File No. 333-44876), filed April 23, 2008.

cc.

Fund Participation Agreement among BT Insurance Funds Trust, Bankers Trust Company and Integrity dated October 2, 1997. Incorporated by reference to Exhibit 99.8(CC) to Registrant’s Post-Effective Amendment No. 1 to registration statement on form N-4 (File No. 333-177616), filed April 25, 2012.

dd.

22c-2 Agreement between DWS Scudder Distributors and Integrity dated February 16, 2007. Incorporated by reference to Exhibit 99.8(T) to Registrant’s Post-Effective Amendment No. 14 to registration statement on Form N-4 (File No. 333-44876), filed April 23, 2008.

ee.

Amendment No. 1 to Fund Participation Agreement among Deutsche Asset Management VIT Funds (formerly BT Insurance Funds Trust), Bankers Trust Company and Integrity dated May 1, 2001. Incorporated by reference to Exhibit 99.8(EE) to Registrant’s Post-Effective Amendment No. 1 to registration statement on form N-4 (File No. 333-177616), filed April 25, 2012.

ff.

Amendment No. 2 to Fund Participation Agreement among Deutsche Asset Management VIT Funds, Deutsche Asset Management, Inc. (formerly Bankers Trust Company) and Integrity dated May 1, 2002. Incorporated by reference to Exhibit 99.8(FF) to Registrant’s Post-Effective Amendment No. 1 to registration statement on form N-4 (File No. 333-177616), filed April 25, 2012.

gg.

Amendment No. 3 to Fund Participation Agreement among Deutsche Asset Management VIT Funds, Deutsche Asset Management, Inc. and Integrity dated May 1, 2004. Incorporated by reference to Exhibit 99.8(GG) to Registrant’s Post-Effective Amendment No. 1 to registration statement on form N-4 (File No. 333-177616), filed April 25, 2012.

hh.

Amendment No. 4 to Fund Participation Agreement among DWS Investments VIT Funds (formerly Deutsche Asset Management VIT Funds), Deutsche Asset Management, Inc. and Integrity dated July 22, 2006. Incorporated by reference to Exhibit 99.8(HH) to Registrant’s Post-Effective Amendment No. 1 to registration statement on form N-4 (File No. 333-177616), filed April 25, 2012.

ii.

Administrative services letter between Deutsche Investment Management Americas Inc. and Integrity dated January 31, 2007. Incorporated by reference to Exhibit 99.8(II) to Registrant’s Post-Effective Amendment No. 1 to registration statement on form N-4 (File No. 333-177616), filed April 25, 2012.

jj.

Distribution and Services Agreement between PFPC Distributors, Inc. and Integrity dated May 18, 2004. Incorporated by reference to Exhibit 99.8(JJ) to Registrant’s Post-Effective Amendment No. 1 to registration statement on form N-4 (File No. 333-177616), filed April 25, 2012.

kk.

Amendment No. 1 to Distribution and Services Agreement between PFPC Distributors, Inc. (as assigned to DWS Scudder Distributors, Inc.) and Integrity dated January 31, 2007. Incorporated by reference to Exhibit 99.8(KK) to Registrant’s Post-Effective Amendment No. 1 to registration statement on form N-4 (File No. 333-177616), filed April 25, 2012.

ll.

Participation Agreement among The Universal Institutional Funds, Inc., Morgan Stanley & Co. Incorporated, Morgan Stanley Investment Management Inc and Integrity dated January 2, 2003. Incorporated by reference to Exhibit 99.8(LL) to Registrant’s Post-Effective Amendment No. 1 to registration statement on form N-4 (File No. 333-177616), filed April 25, 2012.

mm.	Amendment No. 1 to Participation Agreement among The Universal Institutional Funds, Inc.,

4

Morgan Stanley & Co. Incorporated, Morgan Stanley Investment Management Inc. and Integrity dated January 26, 2006. Incorporated by reference to Exhibit 99.8(MM) to Registrant’s Post-Effective Amendment No. 1 to registration statement on form N-4 (File No. 333-177616), filed April 25, 2012.

nn.

Amendment No. 2 to Participation Agreement among The Universal Institutional Funds, Inc., Morgan Stanley & Co. Incorporated, Morgan Stanley Investment Management Inc. and Integrity dated May 1, 2008. Incorporated by reference to Exhibit 99.8(NN) to Registrant’s Post-Effective Amendment No. 1 to registration statement on form N-4 (File No. 333-177616), filed April 25, 2012.

oo.

Administrative Services Letter between Morgan Stanley Investment Management Inc. and Integrity dated May 1, 2008. Incorporated by reference to Exhibit 99.8(OO) to Registrant’s Post-Effective Amendment No. 1 to registration statement on form N-4 (File No. 333-177616), filed April 25, 2012.

pp.

22c-2 Agreement among The Universal Institutional Funds, Inc., Morgan Stanley & Co., Incorporated, Morgan Stanley Investment Management, Inc. and Integrity dated February 16, 2007. Incorporated by reference to Exhibit 99.8(V) to Registrant’s Post-Effective Amendment No. 14 to registration statement on Form N-4 (File No. 333-44876), filed April 23, 2008.

qq.

Administrative Service Agreement between Morgan Stanley Distribution, Inc. (successor to Morgan Stanley & Co. Incorporated) and Integrity dated May 1, 2008. Incorporated by reference to Exhibit 99.8(W) to Registrant’s Post-Effective Amendment No. 14 to registration statement on Form N-4 (File No. 333-44876), filed April 23, 2008.

rr.

Fund Participation Agreement among Columbia Funds Variable Insurance Trust, Columbia Management Advisors, LLC, Columbia Management Distributors, Inc. and Integrity dated May 1, 2009. Incorporated by reference to Exhibit 99.8(SS) to Registrant’s Post-Effective Amendment No. 1 to registration statement on Form N-4 (File No. 333-177616), filed April 25, 2012.

ss.

Assignment of Fund Participation Agreement among Columbia Funds Variable Insurance Trust, Columbia Management Advisors, LLC, Columbia Management Distributors, Inc. and Integrity to RiverSource Investments, LLC and RiverSource Fund Distributors, Inc. dated April 12, 2010. Incorporated by reference to Exhibit 99.8(TT) to Registrant’s Post-Effective Amendment No. 1 to registration statement on Form N-4 (File No. 333-177616), filed April 25, 2012.

tt.

Mutual Fund Sales Agreement between Columbia Management Distributors, Inc. and Touchstone Securities, Inc. dated May 1, 2009. Incorporated by reference to Exhibit 99.8(UU) to Registrant’s Post-Effective Amendment No. 1 to registration statement on Form N-4 (File No. 333-177616), filed April 25, 2012.

uu.

Agreement between Columbia Management Distributors, Inc. and Integrity dated May 1, 2009. Incorporated by reference to Exhibit 99.8(VV) to Registrant’s Post-Effective Amendment No. 1 to registration statement on Form N-4 (File No. 333-177616), filed April 25, 2012.

vv.

Assignment of Agreement between Columbia Management Distributors, Inc. and Integrity to RiverSource Fund Distributors, Inc. dated March 25, 2010. Incorporated by reference to Exhibit 99.8(WW) to Registrant’s Post-Effective Amendment No. 1 to registration statement on Form N-4 (File No. 333-177616), filed April 25, 2012.

ww.

Participation Agreement among AIM Variable Insurance Funds (Invesco Variable Insurance Funds), INVESCO Distributors, Inc., Touchstone Securities, Inc. and Integrity dated June 1, 2010. Incorporated by reference to Exhibit 99.8(XX) to Registrant’s Post-Effective Amendment No. 1 to registration statement on Form N-4 (File No. 333-177616), filed April 25, 2012.

xx.

Administrative Services Agreement between Invesco Advisors, Inc. and Integrity dated June 1, 2010. Incorporated by reference to Exhibit 99.8(YY) to Registrant’s Post-Effective Amendment No. 1 to registration statement on Form N-4 (File No. 333-177616), filed April 25, 2012.

yy.

Distribution Services Agreement between INVESCO Distributors, Inc and Integrity dated June 1, 2010. Incorporated by reference to Exhibit 99.8(ZZ) to Registrant’s Post-Effective Amendment No. 1 to registration statement on Form N-4 (File No. 333-177616), filed April 25, 2012.

zz.

Intermediary Agreement between Invesco Investment Services, Inc. and Integrity dated June 1, 2010. Incorporated by reference to Exhibit 99.8(AAA) to Registrant’s Post-Effective Amendment No. 1 to registration statement on Form N-4 (File No. 333-177616), filed April 25, 2012.

aaa.

Fund Participation Agreement among BlackRock Variable Series Funds, Inc., BlackRock Investments, LLC and Integrity dated April 29, 2011. Incorporated by reference to Exhibit 99.8(BBB) to Registrant’s Pre-Effective Amendment No. 1 to registration statement on Form N-4 (File No. 333-177616), filed December 28, 2011.

bbb.

Distribution Sub-Agreement between BlackRock Variable Series Funds, Inc. and Integrity dated April 29, 2011. Incorporated by reference to Exhibit 99.8(CCC) to Registrant’s Pre-Effective Amendment No. 1 to

5

registration statement on Form N-4 (File No. 333-177616), filed December 28, 2011.
ccc.

Administrative Services Agreement between BlackRock Advisors, LLC and Integrity dated April 29, 2011. Incorporated by reference to Exhibit 99.8(DDD) to Registrant’s Pre-Effective Amendment No. 1 to registration statement on Form N-4 (File No. 333-177616), filed December 28, 2011.

ddd.

Fund Participation Agreement among Northern Lights Variable Trust, ValMark Advisers, Inc., Northern Lights Distributors, LLC and Integrity Life Insurance Company effective May 1, 2013. Incorporated by reference to Exhibit 99.8(DDD) to Registrant’s Post-Effective Amendment No. 2 to registration statement on Form N-4 (File No. 333-177616), filed April 25, 2013.

eee.

Distribution and Shareholder Services Agreement among Northern Lights Variable Trust, Touchstone Securities, Inc., and Integrity Life Insurance Company effective May 1, 2013. Incorporated by reference to Exhibit 99.8(EEE) to Registrant’s Post-Effective Amendment No. 2 to registration statement on Form N-4 (File No. 333-177616), filed April 25, 2013.

fff.

Amendment to Participation Agreement among PIMCO Variable Insurance Trust, PIMCO Investment LLC and Integrity effective May 1, 2011. Incorporated by reference to Exhibit 99.8(FFF) to Registrant’s Post-Effective Amendment No. 2 to registration statement on Form N-4 (File No. 333-177616), filed April 25, 2013.

ggg.

Amendment No. 2 to Participation Agreement among PIMCO Variable Insurance Trust, PIMCO Investment LLC and Integrity effective May 1, 2013. Incorporated by reference to Exhibit 99.8(GGG) to Registrant’s Post-Effective Amendment No. 2 to registration statement on Form N-4 (File No. 333-177616), filed April 25, 2013.

hhh.

Amendment to Selling Agreement between PIMCO Investment LLC and Integrity effective May 1, 2013. Incorporated by reference to Exhibit 99.8(HHH) to Registrant’s Post-Effective Amendment No. 2 to registration statement on Form N-4 (File No. 333-177616), filed April 25, 2013.

9.              Opinion and Consent of Rhonda S. Malone, Esq. as to the legality of the securities registered, filed herewith.

10.       Consent of Independent Registered Public Accounting Firm, filed herewith.

11.       Not applicable.

12.       Not applicable.

13.       Powers of Attorney of each members of the Board of Directors of The Western and Southern Life Insurance Company (WSLIC), specifically Donald A. Bliss dated December 14, 2011 and John F. Barrett, James N. Clark, Jo Ann Davidson, Eugene P. Ruehlmann, George V. Voinovich, George H. Walker, III and Thomas L. Williams, each dated December 20, 2011.   Incorporated by reference to Exhibit 99.13 to Registrant’s Pre-Effective Amendment No. 1 to registration statement on Form N-4 (File No. 333-178438), filed December 28, 2011.

14.       Guarantee from WSLIC to the policy holders of Integrity.  Incorporated by reference to Exhibit 99.14 to Registrant’s initial registration statement on Form N-4 (File No. 333-178438), filed December 12, 2011.

Item 25. Directors and Officers of the Depositor

The names and principal business addresses* of the directors and officers of, and their positions with the Depositor, are as follows:

Directors:
John F. Barrett	Director, Chairman of the Board
Edward J. Babbitt	Director, Secretary
Jill T. McGruder(1)	Director, President and Chief Executive Officer
Robert L. Walker	Director
Donald J. Wuebbling	Director

Officers:
John F. Barrett	Director, Chairman of the Board
Jill T. McGruder(1)	Director, President and Chief Executive Officer
Edward J. Babbitt	Director, Secretary
Nicholas P. Sargen(1)	Senior Vice President and Chief Investment Officer
Clint D. Gibler	Senior Vice President and Chief Information Officer
Kevin L. Howard	Senior Vice President and General Counsel
Constance M. Maccarone	Senior Vice President
Nora E. Moushey	Senior Vice President and Chief Actuary
Mark E. Caner(1)	Senior Vice President

6

Daniel J. Downing(1)	Senior Vice President
Scott W. Edblom(1)	Vice President
Terrie A. Wiedenheft(1)	Vice President
Brian A. Eichhold	Vice President
Daniel W. Harris	Vice President
D. Todd Henderson	Vice President and Chief Risk Officer
Bradley J. Hunkler	Vice President and Chief Accounting Officer
Phillip E. King	Vice President and Auditor
Paul M. Kruth(1)	Vice President
Michael R. Moser	Vice President and Chief Compliance Officer
Denise L. Sparks	Vice President
Richard K. Taulbee	Vice President
James J. Vance	Vice President and Treasurer
Patricia J. Wilson(1)	Vice President
Donald P. Myers	Assistant Vice President
Stephen G. Hussey	Assistant Vice President
Andrew P. Shull	Assistant Vice President
Gerald J. Ulland	Assistant Vice President
Michael W. Collier	Manager, Financial Services
Rebecca L. Deppen	Manager, Annuity New Business
Thomas M. Barth	Assistant Treasurer
Douglas B. Perry	Assistant Treasurer
Cheryl J. Stotts	Assistant Treasurer
Timothy D. Speed	Assistant Treasurer
Sharon A. Cummings(1)	Licensing Officer
Brenda L. Elliott(1)	Manager, Licensing

*The principal business address for the above is 400 Broadway, Cincinnati, Ohio 45202, unless otherwise noted.

(1) Principal Business Address: 303 Broadway, Cincinnati, Ohio 45202

Item 26.                   Persons Controlled by or Under Common Control with Integrity or Registrant

Affiliate	State	Entity Type	Ownership	Type of Business
2758 South Main SPE, LLC	Ohio	LLC	100% owned by WSLIC	owns/operates real estate
506 Phelps Holdings, LLC	Ohio	LLC	98% owned by WSLIC; 2% by ERI	owns real estate entities
82 Flats, LLC	Indiana	LLC	64% owned by Flats Apartments Investor Holdings, LLC; 1% by ERI	owns real estate
Airport Exchange Hotel Partners	Kentucky	General Partnership	74% owned by WS Airport Exchange GP, LLC; 1% by ERI	owns/operates real estate
Autumn Village Apartments, LLC	Georgia	LLC	100% owned by Country Place Associates	owns real estate entities
Axis Perimeter Center GP, LLC	Ohio	LLC	100% owned by ERI	owns real estate entities
Baton Rouge Cottages Investor, LLC	Ohio	LLC	100% owned by Baton Rouge Housing Holdings, LLC	owns real estate entities
Baton Rouge Housing Holdings, LLC	Ohio	LLC	98% owned by WSLIC; 2% by ERI	owns real estate entities
Belle Haven Apts, LLC	Delaware	LLC	Owned 100% by Fore Eagle JV, LLC	owns real estate
Belle Housing Investor Holdings, LLC	Ohio	LLC	98% by W&S Real Estate Holdings, LLC; 2% by ERI	owns real estate entities
Brickyard Apartments, LLC	Delaware	LLC	54% owned by BY Apartment Investor Holdings, LLC	owns/operates real estate
Buckeye Venture Partners, LLC	Ohio	LLC	60% owned by FWIA; 40% owned by	private equity fund

7

Affiliate	State	Entity Type	Ownership	Type of Business
			Peppertree Partners, LLC	management
BVP NEO, LLC	Ohio	LLC	100% owned by FWIA	private equity fund management
BY Apartment Investor Holdings, LLC	Ohio	LLC	98% owned by W&S Real Estate Holdings, LLC; 2% by ERI	owns real estate entities
Canal Senate Apartments, LLC	Indiana	LLC	100% owned by WSLIC	owns/operates real estate
Carmel Holdings, LLC	Ohio	LLC	49% owned by W&S Real Estate Holdings, LLC; 1% by ERI	ownership in real estate entity
Carmel Hotel Investor, LLC	Ohio	LLC	100% owned by Carmel Holdings, LLC	owns real estate entity
Carmel Hotel, LLC	Indiana	LLC	74% owned by Carmel Hotel Investor, LLC; 1% by ERI	owns/operates real estate
Carthage Senior Housing, Ltd.	Ohio	LLC	98% owned by W&S Real Estate Holdings, LLC; 1% by ERI	owns/operates real estate
CDC-Baton Rouge, LLC	Alabama	LLC	59% owned by Baton Rouge Cottages Investor, LLC	owns real estate entities
Centreport Hotels LLC	Texas	LLC	75% owned by ERI	owns/operates real estate
Centreport Partners LP	Texas	LP	25.25% owned by WSLIC; 49% by WSLR Dallas LLC, 1% by ERI	owns/operates real estate
Cincinnati Analysts, Inc.	Delaware	Corporation	100% owned by CLIC	broker-dealer and investment advisor
Cleveland East Hotel, LLC	Ohio	LLC	74% owned by WSALD CEH, LLC; 1% by ERI	owns/operates real estate
CLIC Agency, Inc.	Ohio	Corporation	100% owned by CLIC	insurance agency
Columbus Life Insurance Company (CLIC)	Ohio	Corporation	100% owned by WSLIC	insurance company
Country Place Associates	Ohio	General Partnership	90% owned by WS Country Place GP, LLC; 10% by ERI	owns/operates real estate
Courtyard Nursing Care, LLC	Ohio	LLC	100% owned by WSLAC	owns/operates real estate
Day Hill Road Land LLC	Connecticut	LLC	74% owned by W&S Real Estate Holdings, LLC; 1% by ERI	owns real estate entities
Dublin Hotel LLC	Ohio	LLC	25% owned by WSLIC, 49% by WSLR Columbus LLC; 1% by ERI	owns/operates real estate
Eagle Realty Group, LLC	Ohio	LLC	100% owned by W&S Operating Holdings, LLC	real estate holding company
Eagle Realty Investments, Inc. (ERI)	Ohio	Corporation	100% owned by Eagle Realty Group, LLC	real estate
FDC Siena JV, LLC	Delaware	LLC	69% by Siena Investor Holdings, LLC; 1% by ERI	owns real estate
Flats Apartments Investor Holdings, LLC	Ohio	LLC	98% by W&S Real Estate Holdings, LLC; 2% by ERI	owns real estate entities
Fore Eagle JV, LLC	Delaware	LLC	Owned 69% by Belle Housing Investor Holdings, LLC; 1% by ERI	owns real estate
Fort Washington Active Fixed Income LLC	Delaware	LLC	Managing Member Fort Washington Fixed Income LLC; investors include WSLIC	managing member for private fixed income fund
Fort Washington Capital	Delaware	LLC	100% owned by FWIA	managing partner for private

8

Affiliate	State	Entity Type	Ownership	Type of Business
Partners, LLC (FWCP)				equity funds
Fort Washington Emerging Markets Fixed Income, LLC	Delaware	LLC	Managing Member is Fort Washington Fixed Income LLC	fixed income
Fort Washington Fixed Income LLC	Delaware	LLC	100% owned by FWIA	private fixed income fund
Fort Washington High Yield Investors II, LLC	Delaware	LLC	managing member is FWCP	private fixed income fund
Fort Washington High Yield Investors LLC	Delaware	LLC	managing member is FWCP	private fixed income fund
Fort Washington Investment Advisors, Inc. (FWIA)	Ohio	Corporation	100% owned by W&S Operating Holdings, LLC	registered investment adviser
Fort Washington Private Equity Investors II, L.P.	Delaware	LP	general partner is FWCP; investors include WSLIC	private equity fund
Fort Washington Private Equity Investors III, L.P.	Delaware	LP	general partner is FWCP; investors include WSLIC	private equity fund
Fort Washington Private Equity Investors IV, L.P.	Delaware	LP	general partner is FWCP; investors include WSLIC	private equity fund
Fort Washington Private Equity Investors V, L.P.	Delaware	LP	general partner is FWPEI V GP, LLC; investors include WSLIC	private equity fund
Fort Washington Private Equity Investors V-B, L.P.	Delaware	LP	general partner is FWPEI V GP, LLC; investors include WSLIC	private equity fund
Fort Washington Private Equity Investors VI, L.P.	Delaware	LP	general partner is FWPEI VI GP, LLC; investors include WSLIC	private equity fund
Fort Washington Private Equity Investors VII, L.P.	Delaware	LP	general partner is FWPEI VII GP, LLC; investors include WSLIC	private equity fund
Fort Washington Private Equity Investors V-VC, L.P.	Delaware	LP	general partner is FWPEI V GP, LLC; investors include WSLIC	private equity fund
Fort Washington Private Equity Opportunities Fund II, L.P.	Delaware	LP	General Partner is FWPEO II GP, LLC; investors include WSLIC	private equity fund
FWPEI V GP, LLC	Delaware	LLC	100% owned by FWIA	general partner of private equity funds
FWPEI VI GP, LLC	Delaware	LLC	100% owned by FWIA	general partner of Fund VI
FWPEI VII GP, LLC	Delaware	LLC	100% owned by FWIA	general partner of Fund VII
FWPEO II GP, LLC	Delaware	LLC	100% owned by FWIA	private equity fund management
Galleria Investor Holdings, LLC	Ohio	LLC	98% by W&S Real Estate Holdings, LLC; 2% by ERI	owns real estate entities
Galveston Summerbrooke Apts., LLC	Texas	LLC	54% owned by Summerbrooke Apartments Investor, LLC; 1% by ERI	owns/operates real estate
Grelot Cody Apartments, LLC	Ohio	LLC	100% owned by Vinings Trace, LLC	owns real estate entities
GS Beach Club, LLC	Delaware	LLC	76.5% owned by Winkler Extension Apartments Investor, LLC	owns real estate entities
GS Multifamily Dallas Galleria, LLC	Delaware	LLC	59% by Galleria Investor Holdings, LLC; 1% by ERI	owns real estate
GS Yorktown Apartments, LP	Delaware	LP	59% owned by YT Crossing Apartments Investor, LLC; 1% by ERI	owns real estate entities

9

Affiliate	State	Entity Type	Ownership	Type of Business
IFS Agency Services, Inc.	Delaware	Corporation	100% owned by IFS Financial Services, Inc.	insurance agency
IFS Financial Services, Inc. (IFS)	Ohio	Corporation	100% owned by WSLAC	development and marketing of financial products
IFS Insurance Agency, Inc.	Ohio	Corporation	99% owned by IFS	insurance agency
Insurance Profillment Solutions, LLC	Ohio	LLC	100% owned by WSLIC	insurance marketing
IR Mall Associates, Ltd.	Florida	LP	49.50% owned by WSLIC	owns/operates real estate
IR Mall Company, L.C.	Florida	LLC	50% owned by ERI	owns/operates real estate
Kentucky Co-Investment Partners, L.P.	Delaware	LP	general partner is FWCP	private equity fund
LaFrontera Hotel LLC	Texas	LLC	75% owned by ERI	owns/operates real estate
LaFrontera Lodging Partners LP	Texas	LP	74.25% owned by W&S Real Estate Holdings, LLC	owns/operates real estate
LeRoy Glen Investment, LLC	Ohio	LLC	100% owned by WSLIC	owns real estate
LLIA, Inc.	Indiana	Corporation	100% owned by LLIC	insurance agency
Lookout Corporate Center	Ohio	Joint Venture	50% owned by WS Lookout GP, LLC	owns/operates real estate
Mallard Sherburn Apartments, LLC	Ohio	LLC	100% owned by WSLIC	owns real estate entities
Meritage Apartments Investors, LLC	Texas	LLC	100% owned by North Braeswood Meritage Holdings, LLC	owns real estate entities
Miller Creek Associates, LLC	Delaware	LLC	59% by Miller Creek Investor Holdings, LLC	owns real estate
Miller Creek Investor Holdings, LLC	Ohio	LLC	98% by W&S Real Estate Holdings, LLC; 2% by ERI	owns real estate entities
Miller Creek Residences, LLC	Delaware	LLC	100% owned by Miller Creek Associates, LLC	owns real estate
Mission Club Apartments General Partnership	Florida	General Partnership	95.5% owned by WSLIC, 4.5% by ERI	owns/operates real estate
National Integrity Life Insurance Company	New York	Corporation	100% owned by Integrity Life Insurance Company	insurance company
NEO Capital Fund, LP	Delaware	LP	General Partner is BVP NEO, LLC	private equity fund
New Mexico Co-Investment Partners, L.P.	Delaware	LP	general partner is FWCP	private equity fund
North Braeswood Meritage Holdings, LLC	Ohio	LLC	100% owned by WSLAC	owns real estate entities
North Pittsburgh Hotel LLC	Pennsylvania	LLC	74% owned by WSALD NPH, LLC; 1% by ERI	owns/operates real estate
Northeast Cincinnati Hotel LLC	Ohio	LLC	25% owned by WSLIC, 49% by WSLR Cincinnati LLC, 1% by ERI	owns/operates real estate
NP Cranberry Hotel Holdings, LLC	Ohio	LLC	98% owned by W&S Real Estate Holdings, LLC; 2% by ERI	owns/operates real estate
NP Cranberry Hotel Investor, LLC	Ohio	LLC	100% owned by NP Cranberry Hotel Holdings, LLC	owns/operates real estate
OTR Housing Associates, L.P.	Ohio	LP	98% owned by WSLIC; 1% by ERI	owns/operates real estate

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Affiliate	State	Entity Type	Ownership	Type of Business
OTR Redevelopment Group, LLC	Ohio	LLC	100% owned by OTR Walnut Housing, Ltd.	owns real estate
OTR Transitional Housing, L.P.	Ohio	LP	99% owned by WSLIC	owns/operates real estate
OTR-Walnut Housing, Ltd.	Ohio	LLC	100% owned by ERI	owns/operates real estate
Overland Apartments Investor Holdings, LLC	Ohio	LLC	98% by W&S Real Estate Holdings, LLC; 2% by ERI	owns real estate entities
Park Avenue Lofts, LLC	Colorado	LLC	49% owned by Uptown Denver Investor, LLC; 1% by ERI	owns/operates real estate
Peppertree Fund II, LP	Delaware	LP	General Partner is Peppertree Partners, LLC	private equity fund
Peppertree Partners, LLC	Ohio	LLC	100% voting interest owned by FWIA	private equity fund management
Peppertree Special Venture Fund, LLC	Delaware	LLC	Managing Member is Peppertree Partners, LLC	private equity fund
Prairie Lakes Apartments Investor, LLC	Ohio	LLC	100% owned by Prairie Lakes Holdings, LLC	owns real estate entities
Prairie Lakes Apartments, LLC	Indiana	LLC	64% by Prairie Lakes Apartments Investor, LLC; 1% by ERI	owns real estate entities
Prairie Lakes Holdings, LLC	Ohio	LLC	98% owned by WSLIC and 2% by ERI	owns real estate entities
Prairiefire Apartments, LLC	Kansas	LLC	64% by Overland Apartments Investor Holdings, LLC; 1% by ERI	owns real estate
Queen City Square Development I, LLC	Ohio	LLC	100% owned by Eagle Realty Group, LLC	operation of real estate
Queen City Square, LLC	Ohio	LLC	100% owned by WSLIC	owns/operates real estate
Race Street Development, Ltd.	Ohio	LLC	100% owned by W&S Real Estate Holdings, LLC	owns/operates real estate
Ridgegate Apartments Investor, LLC	Ohio	LLC	100% owned by Ridgegate Holdings, LLC	owns real estate entities
Ridgegate Commonwealth Apartments, LLC	Colorado	LLC	44% by Ridgegate Apartments Investor, LLC; 1% by ERI	owns real estate entities
Ridgegate Holdings, LLC	Ohio	LLC	98% owned by WSLIC; 2% by ERI	owns real estate entities
Seasons Health Care LP	Ohio	LP	90% owned by WSLAC; 10% by Courtyard Nursing Care, LLC	owns/operates real estate
Sedona Apartments, LP	Texas	LP	0.1% owned by Sedona Apts GP, LLC; 58.54% by Sedona Apartments Investors, L.P.; 41.36% by Meritage Apartments Investors, LLC	owns real estate entities
Sedona Apts GP, LLC	Texas	LLC	100% owned by North Braeswood Meritage Holdings, LLC	owns real estate entities
Sedona Apts Investors L.P.	Texas	LP	100% owned by North Braeswood Meritage Holdings, LLC	owns real estate entities
Seventh and Culvert Garage, LLC	Ohio	LLC	100% owned by W&S Real Estate Holdings, LLC	owns real estate entities
Shelbourne Campus Properties, LLC	Delaware	LLC	54% owned by Shelbourne Housing Investor, LLC; 1% by ERI	owns/operates real estate
Shelbourne Holdings, LLC	Ohio	LLC	98% owned by W&S Real Estate	owns real estate entity

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Affiliate	State	Entity Type	Ownership	Type of Business
Holdings, LLC; 2% by ERI
Shelbourne Housing Investor, LLC	Ohio	LLC	100% owned by Shelbourne Holdings, LLC	owns real estate entity
Siena Investor Holdings, LLC	Ohio	LLC	98% owned by W&S Real Estate Holdings LLC; 2% by ERI	real estate ownership entity
Siena Medical District, LLC	Delaware	LLC	100% owned by FDC Siena JV, LLC	owns real estate
Sixth and Race Development, LLC	Ohio	LLC	71% owned by Race Street Development, Ltd.; 29% by ERI	owns/operates real estate
Skyport Hotel LLC	Kentucky	LLC	25% owned by WSLIC, 49% owned by WSLR Skyport LLC; 1% by ERI	owns/operates real estate
SPX Holding LLC	Ohio	LLC	50% owned by W&SFG	Airplane ownership/leasing
SSW Jet Ltd	Ohio	LLC	50% owned by W&SFG	Airplane ownership/leasing
Summerbrooke Apartments Investor, LLC	Ohio	LLC	100% owned by Summerbrooke Holdings, LLC	owns real estate entity
Summerbrooke Holdings, LLC	Ohio	LLC	98% owned by W&S Real Estate Holdings, LLC; 2% by ERI	owns real estate entity
Sundance Hotel Investor, LLC	Ohio	LLC	100% owned by Sundance LaFrontera Holdings, LLC	owns real estate entities
Sundance Hotel, LLC	Texas	LLC	74% by Sundance Hotel Investor, LLC; 1% by ERI	owns real estate entities
Sundance LaFrontera Holdings, LLC	Ohio	LLC	98% by WSLIC; 2% by ERI	owns real estate entities
The Lafayette Life Insurance Company	Ohio	Corporation	100% owned by WSFG	insurance company
The Ohio Capital Fund LLC	Ohio	LLC	Managed by Buckeye Venture Partners, LLC	private equity fund
The Peppertree Fund, LP	Delaware	LP	General Partner is Peppertree Partners, LLC	private equity fund
The Western and Southern Life Insurance Company (WSLIC)	Ohio	Corporation	100% owned by WSFG	insurance company
Touchstone Advisors, Inc.	Ohio	Corporation	100% owned by IFS	investment adviser
Touchstone Securities, Inc.	Nebraska	Corporation	100% owned by IFS	securities broker-dealer
Tri-State Growth Capital Fund I, L.P.	Delaware	LP	general partner is Tri-State Ventures, LLC; investors include WSLIC	private equity fund
Tri-State Growth Capital Fund II, L.P.	Delaware	LP	general partner is Tri-State Ventures II, LLC and investors include WSLIC	private equity fund
Tri-State Ventures II, LLC	Delaware	LLC	100% owned by FWIA	private equity fund
Tri-State Ventures, LLC	Delaware	LLC	100% owned by FWIA	private equity fund
Union Centre Hotel LLC	Ohio	LLC	25% owned by WSLIC; 49% by WSLR Union LLC; 1% by ERI	owns/operates real estate
Uptown Denver Apartment Holdings, LLC	Ohio	LLC	98% owned by W&S Real Estate Holdings, LLC; 2% by ERI	owns real estate entity
Uptown Denver Investor, LLC	Ohio	LLC	100% owned by Uptown Denver Apartment Holdings, LLC	owns real estate entity
Vinings Trace, LLC	Indiana	LLC	99% owned by WSLIC, 1% by ERI	owns/operates real estate

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Affiliate	State	Entity Type	Ownership	Type of Business
Vulcan Hotel LLC	Alabama	LLC	25% owned by WSLIC; 49% by WSLR Birmingham LLC;1% by ERI	owns/operates real estate
W & S Group, Inc.	Ohio	Corporation	No shares issued; inactive	n/a
W&S Brokerage Services, Inc.	Ohio	Corporation	100% owned by WSLAC	broker dealer
W&S Financial Group Distributors, Inc.	Ohio	Corporation	100% owned by IFS	insurance agency
W&S Real Estate Holdings, LLC	Ohio	LLC	100% owned by WSLIC	owns real estate entities
WestAd Inc.	Ohio	Corporation	100% owned by WSLIC	advertising, publishing
Western & Southern Agency, Inc.	Ohio	Corporation	100% owned by WSLIC	insurance agency
Western & Southern Financial Fund Inc	Ohio	Non Profit Corporation	n/a	charitable giving
Western & Southern Financial Group, Inc. (WSFG)	Ohio	Corporation	100% owned by WSMHC	holding company
Western & Southern Investment Holdings, LLC	Ohio	LLC	100% owned by WSLIC	ownership of operating entities
Western & Southern Mutual Holding Company (WSMHC)	Ohio	Corporation		mutual insurance holding company
Western-Southern Life Assurance Company (WSLAC)	Ohio	Corporation	100% owned by WSLIC	insurance company
Windsor Hotel LLC	Connecticut	LLC	25% owned by WSLIC; 49% by WSLR Hartford LLC; 1% by ERI	owns/operates real estate
Winkler Extension Apartments Investor, LLC	Ohio	LLC	100% owned by Eagle Realty Group, LLC as trustee for benefit of WSLIC	owns real estate entities
Wright Executive Hotel Limited Partners	Ohio	LP	60.50% owned by WSLIC; 0.61% by WS Wright Hotel GP, LLC	owns/operates real estate
WS Airport Exchange GP, LLC	Ohio	LLC	100% owned by W&S Real Estate Holdings, LLC	owns/operates real estate
WS Country Place GP, LLC	Ohio	LLC	100% owned by W&S Real Estate Holdings, LLC	owns/operates real estate
WS Lookout JV, LLC	Ohio	LLC	100% owned by WSLIC	owns/operates real estate
WS Wright Hotel GP, LLC	Ohio	LLC	100% owned by WSLIC	owns/operates real estate
WSA Commons, LLC	Georgia	LLC	50% owned by WSLIC	owns/operates real estate
WSALD CEH, LLC	Ohio	LLC	50% owned by WSLIC	owns/operates real estate
WSALD NPH, LLC	Ohio	LLC	50% owned by WSLIC; 1% by ERI	owns/operates real estate
WSL Partners, L.P.	Delaware	LP	general partner is FWCP; investors include WSLIC	private equity fund
WSLR Birmingham LLC	Ohio	LLC	100% owned by WSLR LLC	owns real estate
WSLR Cincinnati LLC	Ohio	LLC	100% owned by WSLR LLC	owns real estate
WSLR Columbus LLC	Ohio	LLC	100% owned by WSLR LLC	owns real estate
WSLR Dallas LLC	Ohio	LLC	100% owned by WSLR LLC	owns real estate
WSLR Hartford LLC	Ohio	LLC	100% owned by WSLR LLC	owns real estate
WSLR Holdings LLC	Delaware	LLC	24.49% owned by WSLIC	owns real estate entity
WSLR LLC	Delaware	LLC	100% owned by WSLR Holdings LLC	owns real estate entities

13

Affiliate	State	Entity Type	Ownership	Type of Business
WSLR Skyport LLC	Ohio	LLC	100% owned by WSLR LLC	owns real estate
WSLR Union LLC	Ohio	LLC	100% owned by WSLR LLC	owns real estate
YT Crossing Apartments Investor, LLC	Ohio	LLC	100% owned by YT Crossing Holdings, LLC	owns real estate entities
YT Crossing Holdings, LLC	Ohio	LLC	98% by WSLIC; 2% by ERI	owns real estate entities

Item 27.              Number of Contract Owners

As of March 12, 2013, 4,377 qualified and non-qualified contracts issued pursuant to this registration statement were outstanding.

Item 28.              Indemnification

Integrity’s By-Laws provide, in Article V, Section 5.1 provides:

To the extent permitted by the laws of the State of Ohio, subject to all applicable requirements thereof:

(a)                   The Corporation shall indemnify or agree to indemnify any person who was or is a party or is threatened to be made a party, to any threatened, pending, or completed action, suit, or proceeding, whether civil, criminal, administrative, or investigative, other than an action by or in the right of the Corporation, by reason of the fact that he is or was a Director, officer, employee, or agent of the Corporation or is or was serving at the request of the Corporation as a Director, trustee, officer, employee, or agent of another corporation, domestic or foreign, non-profit or for profit, partnership, joint venture, trust, or other enterprise, against expenses, including attorney’s fees, judgments, fines, and amounts paid in settlement actually and reasonably incurred by him in connection with such action, suit, or proceeding if he acted in good faith and in a manner he reasonably believed to be in or not opposed to the best interests of the Corporation, and with respect to any criminal action or proceeding, had no reasonable cause to believe his conduct was unlawful.  The termination of any action, suit, or proceeding by judgment, order, settlement, or conviction, or upon a plea of nolo contendere or its equivalent, shall not, of itself, create a presumption that the person did not act in good faith and in a manner he reasonably believed to be in or not opposed to the best interests of the Corporation and, with respect to any criminal action or proceeding, he had reasonable cause to believe that his conduct was unlawful.

(b)                   The Corporation shall indemnify or agree to indemnify any person who was or is a party or is threatened to be made a party to any threatened, pending, or completed action or suit by or in the right of the Corporation to procure a judgment in its favor by reason of the fact that he is or was a Director, officer, employee, or agent of the Corporation, or is or was serving at the request of the Corporation as a Director, trustee, officer, employee, or agent of another corporation, domestic or foreign, non-profit or for profit, partnership, joint venture, trust, or other enterprise, against expenses, including attorney’s fees, actually and reasonably incurred by him in connection with the defense or settlement of such action or suit if he acted in good faith and in a manner he reasonably believed to be in or not opposed to the best interests of the Corporation, except that no indemnification shall be made in respect to any of the following:

(1)           Any claim, issue, or matter as to which such person is adjudged to be liable for negligence or misconduct in the performance of his duty to the Corporation unless, and only to the extent the court of common pleas or the court in which such action or suit was brought determines upon application that, despite the adjudication of liability, but in view of all circumstances of the case, such person is fairly and reasonably entitled to indemnity for such expenses as the court of common pleas or such other court shall deem proper;

(2)           Any action of suit in which the only liability asserted against a Director is pursuant to Section 1701.95 of the Ohio Revised Code.

(c)                    To the extent that a Director, trustee, officer, employee, or agent has been successful in the merits or otherwise in defense of any action, suit, or proceeding referred to in division (a) and (b) of this Article, or in defense of any claim, issue or matter therein, he shall be indemnified against expenses, including attorney’s fees, actually and reasonably incurred by him in connection with the action, suit, or proceeding.

(d)                   Any indemnification under divisions (a) and (b) of this Article, unless ordered by a court, shall be made by the Corporation only as authorized in the specific case upon the determination that indemnification of the Director, officer, employee, or agent is proper in the circumstances because he has met the applicable standard of conduct set forth in divisions (a) and (b) of this Article.  Such determination shall be made as follows:

(1)           By a majority vote of a quorum consisting of Directors of the Corporation who were not and are not parties

14

to or threatened with any such action, suit, or proceeding;

(2)           If the quorum described in division (d)(1) of this Article is not obtainable or if a majority vote of a quorum of disinterested Directors so directs, in a written opinion by independent legal counsel other than an attorney, or a firm having associated with it an attorney, who has been retained by or who has performed services for the Corporation or any person to be indemnified within the past five years;

(3)           By the Shareholders; or

(4)           By the court of common pleas or the court in which such action, suit or proceeding was brought.

Any determination made by the disinterested Directors under Article (d)(1) or by independent legal counsel under Article (d)(2) shall be promptly communicated to the person who threatened or brought the action or suit by in the right of the Corporation under (b) of this Article, and within ten days after receipt of such notification, such person shall have the right to petition the court of common pleas or the court in which such action or suit was brought to review the reasonableness of such determination.

(e)                    (1)           Expenses, including attorney’s fees, incurred by a Director in defending the action, suit, or proceeding shall be paid by the Corporation as they are incurred, in advance of the final disposition of the action, suit, or proceeding upon receipt of an undertaking by or on behalf of the Director in which he agrees to do both of the following:

(i)                   Repay such amount if it is proved by clear and convincing evidence in a court of competent jurisdiction that his action or failure to act involved an act or omission undertaken with deliberate intent to cause injury to the Corporation or undertaken with reckless disregard for the best interests of the Corporation;

(ii)                Reasonably cooperate with the Corporation concerning the action, suit or proceeding.

(2)           Expenses, including attorney’s fees, incurred by a Director, officer, employee, or agent in defending any action, suit, or proceeding referred to in divisions (a) and (b) of this Article, may be paid by the Corporation as they are incurred, in advance of the final disposition of the action, suit, or proceeding as authorized by the Directors in the specific case upon receipt of an undertaking by or on behalf of the Director, officer, employee, or agent to repay such amount, if it ultimately is determined that he is not entitled to be indemnified by the Corporation.

(f)                     The indemnification authorized by this section shall not be exclusive of, and shall be in addition to, any other rights granted to those seeking indemnification under the Articles or the Regulations for any agreement, vote of Shareholders or disinterested Directors, or otherwise, both as to action in his official capacity and as to action in another capacity while holding such office, and shall continue as to a person who has ceased to be a Director, officer, employee, or agent and shall inure to the benefit of the  heirs, executors, and administrators of such a person.

(g)                    The Corporation may purchase and maintain insurance or furnish similar protection, including but not limited to trust funds, letters of credit, or self insurance, on behalf of or for any person who is or was a Director, officer, employee, or agent of the Corporation, or is or was serving at the request of the Corporation as a Director, officer, employee, or agent of another corporation, domestic or foreign, non-profit or for profit, partnership, joint venture, trust, or other enterprise, against any liability asserted against him and incurred by him in any such capacity, or arising out of his status as such, whether or not the Corporation would have the power to indemnify him against such liability under this section.  Insurance may be purchased from or maintained with a person in whom the Corporation has a financial interest.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

15

Item 29.              Principal Underwriters

(a)                   Touchstone Securities, Inc. (Touchstone Securities) is the principal underwriter for Separate Account I of Integrity Life Insurance Company.  Touchstone Securities also serves as an underwriter for Separate Account VUL of Integrity Life Insurance Company, Separate Account I of National Integrity Life Insurance Company, Western-Southern Life Assurance Company’s Separate Account 1, Columbus Life Insurance Company Separate Account I and for the shares of several series of Touchstone Variable Series Trust, Touchstone Strategic Trust, Touchstone Investment Trust, Touchstone Tax-Free Trust, Touchstone Institutional Funds Trust and Touchstone Funds Group Trust, each of which is affiliated with the Depositor.

(b)                     The names and principal business addresses* of the officers and directors of, and their positions with, Touchstone Securities, Inc. are as follows:

Directors:
James N. Clark(1)	Director
Jill T. McGruder	Director and Chief Executive Officer
Donald J. Wuebbling(1)	Director

Officers:
Steven M. Graziano	President
Jill T. McGruder	Chief Executive Officer
Sharon L. Karp	Vice President
Richard K. Taulbee(1)	Vice President
Patricia J. Wilson	Vice President
Thomas A. Shoemake	Chief Compliance Officer
James J. Vance(1)	Vice President and Treasurer
Terrie A. Wiedenheft	Chief Financial Officer
Kathleen A. Cornelius	Assistant Treasurer
Douglas B. Perry(1)	Assistant Treasurer
Timothy D. Speed(1)	Assistant Treasurer
Cheryl J. Stotts(1)	Assistant Treasurer
Rhonda S. Malone(1)	Secretary

*The principal business address for the above is 303 Broadway, Cincinnati, Ohio 45202, unless otherwise noted.

(1) Principal Business Address: 400 Broadway, Cincinnati, Ohio 45202

(c)                                  Not applicable.

Item 30.                  Location of Accounts and Records

The records required to be maintained by Section 31(a) of the Investment Company Act of 1940 and Rules 31a-1 to 31a-3 promulgated thereunder, are maintained by Integrity at 400 Broadway, Cincinnati, Ohio 45202

Item 31.                  Management Services

There are currently no management-related services provided to the Registrant.

Item 32.                  Undertakings

The Registrant hereby undertakes:

(a)         to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements of the Registrant, Depositor and Guarantor in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted;

(b)         to include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information;

(c)          to deliver any Statement of Additional Information and any financial statements required to be made available under this Form, including the WSLIC financial statements, promptly upon written or oral request; and

(d)         to update the registration statement if WSLIC terminates its guarantee to Integrity policy holders.

16

During any time there are insurance obligations outstanding and covered by its guarantee (Guarantee) issued by WSLIC, filed as an exhibit to this registration statement, Integrity hereby undertakes to provide notice to contract owners promptly after the happening of significant events related to the Guarantee.  These significant events include: (i) termination of the Guarantee that has a material adverse effect on the contract owner’s rights under the Guarantee; (ii) a default under the Guarantee that has a material adverse effect on the contract owner’s rights under the Guarantee; or (iii) the insolvency of WSLIC.

Pursuant to Section 26(f) of the Investment Company Act of 1940, as amended, the Registrant and Depositor represent that the aggregate charges under variable annuity contracts described in this Registration Statement are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Integrity.

Integrity represents that it recognizes the requirements of Section 17(h) of the Investment Company Act of 1940, specifically that it shall not protect or purport to protect any director or officer of the Registrant or Depositor against any liability to them or to their security holders to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office.

17

SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, the Depositor and the Guarantor, certify that they meet all of the requirements for effectiveness of this post-effective amendment to their Registration Statement pursuant to Rule 485 under the Securities Act of 1933 and have duly caused this amendment to the Registration Statement to be signed on their behalf, in the City of Cincinnati and State of Ohio on this 18th day of April 2013.

SEPARATE ACCOUNT I OF

INTEGRITY LIFE INSURANCE COMPANY

(Registrant)

By:  Integrity Life Insurance Company

(Depositor)

By:	/s/ Jill T. McGruder
Jill T. McGruder, President and CEO

INTEGRITY LIFE INSURANCE COMPANY
(Depositor)

By:	/s/ Jill T. McGruder
Jill T. McGruder, President and CEO

THE WESTERN AND SOUTHERN LIFE INSURANCE COMPANY

(Guarantor)

By:	/s/ John F. Barrett
John F. Barrett, Chairman, President and CEO

SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Depositor has duly caused this amendment to the Registration Statement to be signed on its behalf, in the City of Cincinnati and State of Ohio on this 18th day of April 2013.

INTEGRITY LIFE INSURANCE COMPANY

(Depositor)

By:	/s/ Jill T. McGruder
Jill T. McGruder, President and CEO

The following persons, in the capacities and on the dates indicated, have signed this Registration Statement as required by the Securities Act of 1933:

PRINCIPAL EXECUTIVE OFFICER:	/s/ Jill T. McGruder
Jill T. McGruder, President and CEO
April 18, 2013

PRINCIPAL FINANCIAL OFFICER:	/s/ Bradley J. Hunkler
Bradley J. Hunkler, Vice President and Chief Accounting Officer
April 18, 2013

PRINCIPAL ACCOUNTING OFFICER:	/s/ Bradley J. Hunkler
Bradley J. Hunkler, Vice President and Chief Accounting Officer
April 18, 2013

DIRECTORS:

/s/ John F. Barrett	/s/ Robert L. Walker
John F. Barrett	Robert L. Walker
April 18, 2013	April 18, 2013

/s/ Edward J. Babbitt	/s/ Donald J. Wuebbling
Edward J. Babbitt	Donald J. Wuebbling
April 18, 2013	April 18, 2013

/s/ Jill T. McGruder
Jill T. McGruder
April 18, 2013

SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Guarantor has duly caused this amendment to the Registration Statement to be signed on its behalf, in the City of Cincinnati and State of Ohio on this 18th day of April 2013.

THE WESTERN AND SOUTHERN LIFE INSURANCE COMPANY

(Guarantor)

By:	/s/ John F. Barrett
John F. Barrett, Chairman, President and CEO

PRINCIPAL EXECUTIVE OFFICER:	/s/ John F. Barrett
John F. Barrett, Chairman, President and CEO
April 18, 2013

PRINCIPAL FINANCIAL OFFICER:	/s/ Robert L. Walker
Robert L. Walker, Senior Vice President and Chief Financial Officer
April 18, 2013

PRINCIPAL ACCOUNTING OFFICER:	/s/ Robert L. Walker
Robert L. Walker, Senior Vice President and Chief Financial Officer
April 18, 2013

DIRECTORS:

/s/ Bradley J. Hunkler
/s/ John F. Barrett	Bradley J. Hunkler, Attorney-in-Fact for
John F. Barrett	Eugene P. Ruehlmann
April 18, 2013	April 18, 2013

/s/ Bradley J. Hunkler	/s/ Bradley J. Hunkler
Bradley J. Hunkler, Attorney-in-Fact for	Bradley J. Hunkler, Attorney-in-Fact for
Donald A. Bliss	George H. Walker, III
April 18, 2013	April 18, 2013

/s/ Bradley J. Hunkler	/s/ Bradley J. Hunkler
Bradley J. Hunkler, Attorney-in-Fact for	Bradley J. Hunkler, Attorney-in-Fact for
James N. Clark	Thomas L. Williams
April 18, 2013	April 18, 2013

/s/ Bradley J. Hunkler
Bradley J. Hunkler, Attorney-in-Fact for
Jo Ann Davidson
April 18, 2013